UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109
Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund
The fund's portfolio
3/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (66.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
October 20, 2037	$3,633,979	$3,788,547
6s, April 15, 2028	126,528	130,829
		3,919,376

U.S. Government Agency Mortgage Obligations (64.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	200,662	213,924
7 1/2s, October 1, 2014	29,370	31,253
7s, with due dates from November 1, 2026 to May 1, 2032	1,826,569	1,938,334
6s, with due dates from May 1, 2021 to August 1, 2021	333,145	343,348
5 1/2s, December 1, 2033	538,589	546,647
5 1/2s, October 1, 2018	374,272	385,587
5s, with due dates from May 1, 2018 to November 1, 2018	4,743,655	4,832,042
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
August 1, 2031	220,993	238,294
7s, with due dates from December 1, 2028 to
December 1, 2035	3,507,684	3,727,134
6 1/2s, September 1, 2036	553,619	574,099
6 1/2s, TBA, May 1, 2038	4,000,000	4,134,375
6 1/2s, TBA, April 1, 2038	4,000,000	4,142,188
6s, July 1, 2021	1,809,394	1,866,220
6s, TBA, April 1, 2038	1,000,000	1,024,141
5 1/2s, with due dates from July 1, 2037 to
October 1, 2037	981,956	992,158
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	3,079,609	3,162,035
5 1/2s, TBA, May 1, 2038	28,000,000	28,201,250
5 1/2s, TBA, April 1, 2038	47,000,000	47,436,954
5s, TBA, April 1, 2038	2,000,000	1,979,062
4 1/2s, October 1, 2035	434,761	420,053
		106,189,098

Total U.S. government and agency mortgage obligations (cost $109,256,523)		$110,108,474

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.7%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,772,644
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,835,718

Total U.S. government agency obligations (cost $11,558,577)		$12,608,362

U.S. TREASURY OBLIGATIONS (11.0%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$6,014,588
6 1/4s, May 15, 2030	6,505,000	8,324,367
U.S. Treasury Notes 4 1/4s, September 30, 2012	3,409,000	3,685,981

Total U.S. treasury obligations (cost $15,815,764)		$18,024,936

COLLATERALIZED MORTGAGE OBLIGATIONS (41.1%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$60,906
Ser. 04-3, Class A5, 5.316s, 2039	30,000	28,908
Ser. 05-6, Class A2, 5.165s, 2047	152,000	151,820
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO (Interest only), 0.316s, 2034	1,158,228	1,069
Ser. 05-E, Class 2, IO, 0.304s, 2035	3,069,050	9,984
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 4.051s, 2037	375,627	29,988
Countrywide Alternative Loan Trust IFB Ser. 04-2CB,
Class 1A5, IO, 5.001s, 2034	93,345	5,258
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 2.89s, 2035	1,455,660	119,483
IFB Ser. 05-R2, Class 1AS, IO, 2.525s, 2035	4,022,113	261,246
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039	57,000	57,246
CS First Boston Mortgage Securities Corp. Ser. 04-C2,

Class A2, 5.416s, 2036	40,000	40,288
Fannie Mae
IFB Ser. 07-75, Class JS, 31.57s, 2037	181,571	263,654
IFB Ser. 07-75, Class CS, 27.309s, 2037	120,853	179,397
IFB Ser. 06-62, Class PS, 24.308s, 2036	217,004	300,813
IFB Ser. 06-76, Class QB, 24.008s, 2036	274,094	381,006
IFB Ser. 06-63, Class SP, 23.708s, 2036	299,228	410,212
IFB Ser. 07-W7, Class 1A4, 23.588s, 2037	117,970	159,206
IFB Ser. 07-81, Class SC, 22.208s, 2037	113,183	146,628
IFB Ser. 07-1, Class NK, 21.457s, 2037	246,831	329,139
IFB Ser. 06-104, Class GS, 21.145s, 2036	94,460	125,163
IFB Ser. 06-104, Class ES, 20.456s, 2036	113,638	148,717
IFB Ser. 06-49, Class SE, 18.605s, 2036	187,486	234,337
IFB Ser. 06-60, Class TK, 18.205s, 2036	95,021	118,635
IFB Ser. 06-104, Class CS, 18.006s, 2036	144,450	177,342
IFB Ser. 07-30, Class FS, 17.791s, 2037	247,116	302,254
IFB Ser. 07-96, Class AS, 17.156s, 2037	98,278	117,794
IFB Ser. 05-25, Class PS, 16.726s, 2035	79,194	98,476
IFB Ser. 06-115, Class ES, 16.165s, 2036	102,872	128,308
IFB Ser. 05-74, Class CP, 15.221s, 2035	268,069	326,838
IFB Ser. 05-115, Class NQ, 15.192s, 2036	74,933	87,823
IFB Ser. 06-27, Class SP, 15.038s, 2036	201,000	243,597
IFB Ser. 06-8, Class HP, 15.038s, 2036	213,988	260,144
IFB Ser. 06-8, Class WK, 15.038s, 2036	337,481	406,786
IFB Ser. 05-106, Class US, 15.038s, 2035	321,770	392,411
IFB Ser. 05-99, Class SA, 15.038s, 2035	158,621	187,874
IFB Ser. 05-74, Class DM, 14.855s, 2035	316,730	380,388
IFB Ser. 06-60, Class CS, 14.561s, 2036	138,397	158,259
IFB Ser. 06-62, Class NS, 12.092s, 2036	55,892	57,779
IFB Ser. 05-74, Class CS, 12.873s, 2035	305,948	354,530
IFB Ser. 05-114, Class SP, 12.433s, 2036	93,406	102,886
IFB Ser. 05-106, Class JC, 12.066s, 2035	187,609	205,319
IFB Ser. 05-83, Class QP, 10.637s, 2034	108,420	116,945
IFB Ser. 05-72, Class SB, 10.378s, 2035	109,124	117,795
IFB Ser. 05-57, Class MN, 10.326s, 2035	210,213	230,783
Ser. 03-W6, Class PT1, 10.074s, 2042	265,207	306,967
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	144,115	158,474
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	76,814	84,457
Ser. 02-14, Class A2, 7 1/2s, 2042	50,476	54,955
Ser. 01-T10, Class A2, 7 1/2s, 2041	342,155	371,986
Ser. 02-T4, Class A3, 7 1/2s, 2041	98,708	107,304
Ser. 01-T12, Class A2, 7 1/2s, 2041	138,869	150,870
Ser. 01-T3, Class A1, 7 1/2s, 2040	678	736
Ser. 99-T2, Class A1, 7 1/2s, 2039	54,726	60,771
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	183,883	198,379
Ser. 02-T1, Class A3, 7 1/2s, 2031	438,084	477,820
Ser. 00-T6, Class A1, 7 1/2s, 2030	195,384	209,746
Ser. 01-T5, Class A3, 7 1/2s, 2030	1,951	2,123
Ser. 02-26, Class A1, 7s, 2048	269,582	291,240
Ser. 04-W12, Class 1A3, 7s, 2044	139,997	152,075
Ser. 04-T3, Class 1A3, 7s, 2044	306,177	332,499
Ser. 04-T2, Class 1A3, 7s, 2043	100,433	109,081
Ser. 03-W8, Class 2A, 7s, 2042	992,427	1,075,417
Ser. 03-W3, Class 1A2, 7s, 2042	99,797	108,029
Ser. 02-T16, Class A2, 7s, 2042	691,459	749,267
Ser. 02-T19, Class A2, 7s, 2042	433,253	469,034
Ser. 02-14, Class A1, 7s, 2042	341,176	367,576
Ser. 01-T10, Class A1, 7s, 2041	192,022	206,609
Ser. 02-T4, Class A2, 7s, 2041	430,385	463,241
Ser. 01-W3, Class A, 7s, 2041	76,569	82,758
Ser. 04-W1, Class 2A2, 7s, 2033	714,915	775,913
Ser. 371, Class 2, IO, 6 1/2s, 2036	434,663	89,002
IFB Ser. 07-W6, Class 6A2, IO, 5.201s, 2037	172,465	22,635
IFB Ser. 06-90, Class SE, IO, 5.201s, 2036	100,218	14,483
IFB Ser. 04-51, Class XP, IO, 5.101s, 2034	73,891	8,206
IFB Ser. 03-66, Class SA, IO, 5.051s, 2033	266,126	33,192
IFB Ser. 08-7, Class SA, IO, 4.951s, 2038	118,874	15,342
IFB Ser. 07-W6, Class 5A2, IO, 4.691s, 2037	229,066	29,269
IFB Ser. 07-W4, Class 4A2, IO, 4.681s, 2037	806,062	96,804
IFB Ser. 07-W2, Class 3A2, IO, 4.681s, 2037	303,146	37,230
IFB Ser. 06-115, Class BI, IO, 4.661s, 2036	302,258	27,799
IFB Ser. 05-113, Class DI, IO, 4.631s, 2036	3,329,301	344,245
IFB Ser. 07-60, Class AX, IO, 4.551s, 2037	161,865	18,410
IFB Ser. 06-60, Class SI, IO, 4.551s, 2036	294,924	35,874
IFB Ser. 06-60, Class UI, IO, 4.551s, 2036	119,818	15,275
IFB Ser. 06-60, Class DI, IO, 4.471s, 2035	91,692	8,893
IFB Ser. 05-65, Class KI, IO, 4.401s, 2035	4,281,068	459,980
IFB Ser. 08-01, Class GI, IO, 4.361s, 2037	1,234,631	143,654
IFB Ser. 07-54, Class CI, IO, 4.161s, 2037	196,703	21,082
IFB Ser. 07-39, Class PI, IO, 4.161s, 2037	188,066	18,676
IFB Ser. 07-30, Class WI, IO, 4.161s, 2037	1,040,639	99,751
IFB Ser. 07-28, Class SE, IO, 4.151s, 2037	195,513	20,392
IFB Ser. 06-128, Class SH, IO, 4.151s, 2037	239,345	21,645
IFB Ser. 06-56, Class SM, IO, 4.151s, 2036	236,305	24,767
IFB Ser. 06-12, Class SD, IO, 4.151s, 2035	1,013,918	125,304
IFB Ser. 05-90, Class SP, IO, 4.151s, 2035	478,932	51,227
IFB Ser. 05-12, Class SC, IO, 4.151s, 2035	260,261	24,657
IFB Ser. 07-W5, Class 2A2, IO, 4.141s, 2037	110,795	11,249
IFB Ser. 07-30, Class IE, IO, 4.141s, 2037	548,041	70,485
IFB Ser. 06-123, Class CI, IO, 4.141s, 2037	440,477	45,149
IFB Ser. 06-123, Class UI, IO, 4.141s, 2037	201,515	20,611

IFB Ser. 05-82, Class SY, IO, 4.131s, 2035	1,234,085	123,867
IFB Ser. 07-15, Class BI, IO, 4.101s, 2037	331,068	33,979
IFB Ser. 06-16, Class SM, IO, 4.101s, 2036	177,367	20,477
IFB Ser. 05-95, Class CI, IO, 4.101s, 2035	348,691	40,212
IFB Ser. 05-84, Class SG, IO, 4.101s, 2035	572,298	62,556
IFB Ser. 05-57, Class NI, IO, 4.101s, 2035	103,508	11,202
IFB Ser. 05-104, Class NI, IO, 4.101s, 2035	394,415	43,570
IFB Ser. 05-83, Class QI, IO, 4.091s, 2035	92,615	11,561
IFB Ser. 06-128, Class GS, IO, 4.081s, 2037	219,949	23,001
IFB Ser. 05-83, Class SL, IO, 4.071s, 2035	1,003,220	98,319
IFB Ser. 06-114, Class IS, IO, 4.051s, 2036	235,144	22,038
IFB Ser. 06-115, Class IE, IO, 4.041s, 2036	178,013	19,881
IFB Ser. 06-117, Class SA, IO, 4.041s, 2036	267,800	24,920
IFB Ser. 06-121, Class SD, IO, 4.041s, 2036	180,980	17,095
IFB Ser. 06-109, Class SG, IO, 4.031s, 2036	142,786	13,551
IFB Ser. 06-109, Class SH, IO, 4.021s, 2036	221,377	25,733
IFB Ser. 07-W6, Class 4A2, IO, 4.001s, 2037	924,904	97,253
IFB Ser. 06-128, Class SC, IO, 4.001s, 2037	440,728	42,825
IFB Ser. 06-43, Class SI, IO, 4.001s, 2036	120,898	11,158
IFB Ser. 06-44, Class IS, IO, 4.001s, 2036	222,941	20,700
IFB Ser. 06-8, Class JH, IO, 4.001s, 2036	815,495	88,488
IFB Ser. 05-122, Class SG, IO, 4.001s, 2035	178,422	19,664
IFB Ser. 06-92, Class LI, IO, 3.981s, 2036	260,843	25,478
IFB Ser. 06-96, Class ES, IO, 3.981s, 2036	117,745	10,977
IFB Ser. 06-85, Class TS, IO, 3.961s, 2036	406,529	36,418
IFB Ser. 06-61, Class SE, IO, 3.951s, 2036	300,736	24,970
IFB Ser. 07-75, Class PI, IO, 3.941s, 2037	298,839	27,925
IFB Ser. 07-76, Class SA, IO, 3.941s, 2037	305,653	18,689
IFB Ser. 07-W7, Class 2A2, IO, 3.931s, 2037	741,432	76,118
IFB Ser. 08-10, Class AI, IO, 3.901s, 2038	3,835,818	276,065
IFB Ser. 07-116, Class IA, IO, 3.901s, 2037	832,916	81,484
IFB Ser. 07-103, Class AI, IO, 3.901s, 2037	1,240,471	125,902
IFB Ser. 07-1, Class NI, IO, 3.901s, 2037	656,251	65,992
IFB Ser. 03-124, Class ST, IO, 3.901s, 2034	181,310	18,232
IFB Ser. 07-15, Class NI, IO, 3.901s, 2022	333,859	28,311
IFB Ser. 07-106, Class SM, IO, 3.861s, 2037	95,252	8,483
IFB Ser. 07-109, Class XI, IO, 3.851s, 2037	196,769	20,066
IFB Ser. 07-109, Class YI, IO, 3.851s, 2037	280,457	25,155
IFB Ser. 07-54, Class KI, IO, 3.841s, 2037	145,516	13,237
IFB Ser. 07-30, Class JS, IO, 3.841s, 2037	470,869	45,845
IFB Ser. 07-30, Class LI, IO, 3.841s, 2037	293,829	28,970
IFB Ser. 07-W2, Class 1A2, IO, 3.831s, 2037	207,509	20,269
IFB Ser. 07-106, Class SN, IO, 3.811s, 2037	314,391	27,165
IFB Ser. 07-54, Class IA, IO, 3.811s, 2037	250,581	24,449
IFB Ser. 07-54, Class IB, IO, 3.811s, 2037	250,581	24,449
IFB Ser. 07-54, Class IC, IO, 3.811s, 2037	250,581	24,449
IFB Ser. 07-54, Class ID, IO, 3.811s, 2037	250,581	24,449
IFB Ser. 07-54, Class IE, IO, 3.811s, 2037	250,581	24,449
IFB Ser. 07-54, Class IF, IO, 3.811s, 2037	373,107	36,403
IFB Ser. 07-54, Class NI, IO, 3.811s, 2037	230,983	22,568
IFB Ser. 07-54, Class UI, IO, 3.811s, 2037	300,479	32,915
IFB Ser. 07-91, Class AS, IO, 3.801s, 2037	197,572	18,099
IFB Ser. 07-91, Class HS, IO, 3.801s, 2037	212,952	19,182
IFB Ser. 07-15, Class CI, IO, 3.781s, 2037	807,012	77,792
IFB Ser. 06-123, Class BI, IO, 3.781s, 2037	1,062,326	98,843
IFB Ser. 06-115, Class JI, IO, 3.781s, 2036	597,132	57,299
IFB Ser. 07-109, Class PI, IO, 3.751s, 2037	315,847	30,044
IFB Ser. 06-123, Class LI, IO, 3.721s, 2037	397,293	36,270
IFB Ser. 08-1, Class NI, IO, 3.651s, 2037	538,911	44,366
IFB Ser. 07-116, Class BI, IO, 3.651s, 2037	773,186	68,522
IFB Ser. 08-01, Class AI, IO, 3.651s, 2037	1,481,626	138,133
IFB Ser. 08-13, Class SA, IO, 3.621s, 2038	147,990	12,972
IFB Ser. 08-1, Class HI, IO, 3.601s, 2037	699,558	62,889
IFB Ser. 07-39, Class AI, IO, 3.521s, 2037	439,175	36,289
IFB Ser. 07-32, Class SD, IO, 3.511s, 2037	295,475	25,208
IFB Ser. 07-30, Class UI, IO, 3.501s, 2037	244,012	21,957
IFB Ser. 07-32, Class SC, IO, 3.501s, 2037	394,870	33,703
IFB Ser. 07-1, Class CI, IO, 3.501s, 2037	284,481	24,838
IFB Ser. 05-74, Class SE, IO, 3.501s, 2035	1,666,643	130,038
IFB Ser. 05-82, Class SI, IO, 3.501s, 2035	1,185,275	92,643
IFB Ser. 05-74, Class NI, IO, 3.481s, 2035	1,545,365	150,786
IFB Ser. 05-14, Class SE, IO, 3.451s, 2035	46,765	3,505
IFB Ser. 08-1, Class BI, IO, 3.311s, 2038	147,209	9,518
IFB Ser. 07-75, Class ID, IO, 3.271s, 2037	244,584	20,450
FRB Ser. 07-103, Class HB, 2.999s, 2037	2,210,000	2,166,242
IFB Ser. 08-33, Class SA, IO, 2.942s, 2038	110,000	8,891
FRB Ser. 07-95, Class A1, 2.849s, 2036	2,338,179	2,324,618
FRB Ser. 07-95, Class A2, 2.849s, 2036	8,329,000	8,163,253
FRB Ser. 07-95, Class A3, 2.849s, 2036	2,308,000	2,213,834
FRB Ser. 07-101, Class A2, 2.849s, 2036	1,994,000	1,970,670
FRB Ser. 07-114, Class A1, 2.799s, 2037	3,773,315	3,766,523
Ser. 03-T2, Class 2, IO, 0.815s, 2042	4,224,305	99,994
Ser. 03-W10, Class 3A, IO, 0.778s, 2043	8,323,681	124,160
Ser. 03-W10, Class 1A, IO, 0.743s, 2043	6,882,603	86,092
Ser. 03-W6, Class 51, IO, 0.681s, 2042	1,286,017	23,301
Ser. 08-33, PO (Principal only), zero %, 2038	100,000	74,074
Ser. 370, Class 1, PO, zero %, 2036	150,783	125,254
Ser. 04-38, Class AO, PO, zero %, 2034	190,084	142,337
Ser. 04-61, Class CO, PO, zero %, 2031	425,213	376,098
Ser. 07-31, Class TS, IO, zero %, 2009	710,931	20,959
Ser. 07-15, Class IM, IO, zero %, 2009	279,379	7,022

Ser. 07-16, Class TS, IO, zero %, 2009	1,148,657	31,603
FRB Ser. 06-115, Class SN, zero %, 2036	149,716	150,327
FRB Ser. 05-79, Class FE, zero %, 2035	46,653	46,304
FRB Ser. 06-54, Class CF, zero %, 2035	46,485	44,422
FRB Ser. 05-45, Class FG, zero %, 2035	82,306	76,298
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	962,396	1,054,664
Ser. T-42, Class A5, 7 1/2s, 2042	138,236	148,451
Ser. T-60, Class 1A2, 7s, 2044	182,434	197,907
Ser. T-59, Class 1A2, 7s, 2043	399,837	434,759
Ser. T-55, Class 1A2, 7s, 2043	236,113	254,584
IFB Ser. T-56, Class 2ASI, IO, 5.501s, 2043	136,117	18,121
Freddie Mac
IFB Ser. 3339, Class WS, 25.637s, 2037	114,924	169,650
IFB Ser. 3339, Class JS, 24.521s, 2037	102,847	139,017
IFB Ser. 3202, Class PS, 22.335s, 2036	185,382	251,417
IFB Ser. 3153, Class SX, 19.163s, 2036	444,360	577,136
IFB Ser. 3081, Class DC, 16.481s, 2035	126,511	155,508
IFB Ser. 3114, Class GK, 15.13s, 2036	84,347	103,106
IFB Ser. 3360, Class SC, 14.879s, 2037	131,486	152,210
IFB Ser. 3408, Class EK, 14.456s, 2037	115,337	133,199
IFB Ser. 2979, Class AS, 13.942s, 2034	74,944	85,743
IFB Ser. 3153, Class UT, 13.686s, 2036	266,697	307,691
IFB Ser. 3149, Class SU, 11.914s, 2036	88,307	97,046
IFB Ser. 3065, Class DC, 11.408s, 2035	205,713	227,910
IFB Ser. 3012, Class GP, 11.232s, 2035	134,708	152,544
IFB Ser. 3031, Class BS, 9.681s, 2035	279,094	298,494
IFB Ser. 3184, Class SP, IO, 4.533s, 2033	309,096	34,243
IFB Ser. 2882, Class LS, IO, 4.383s, 2034	61,879	7,211
IFB Ser. 3203, Class SH, IO, 4.323s, 2036	176,441	21,958
IFB Ser. 2594, Class SE, IO, 4.233s, 2030	330,987	24,828
IFB Ser. 2828, Class TI, IO, 4.233s, 2030	179,638	19,264
IFB Ser. 3397, Class GS, IO, 4.183s, 2037	190,498	17,234
IFB Ser. 3311, Class BI, IO, 3.943s, 2037	121,172	10,587
IFB Ser. 3297, Class BI, IO, 3.943s, 2037	749,354	80,198
IFB Ser. 3284, Class IV, IO, 3.933s, 2037	196,217	22,673
IFB Ser. 3287, Class SD, IO, 3.933s, 2037	279,021	27,108
IFB Ser. 3281, Class BI, IO, 3.933s, 2037	144,889	14,871
IFB Ser. 3249, Class SI, IO, 3.933s, 2036	93,622	11,210
IFB Ser. 3028, Class ES, IO, 3.933s, 2035	951,077	106,772
IFB Ser. 3042, Class SP, IO, 3.933s, 2035	208,217	22,107
IFB Ser. 3045, Class DI, IO, 3.913s, 2035	4,146,459	374,020
IFB Ser. 3136, Class NS, IO, 3.883s, 2036	354,541	36,347
IFB Ser. 3054, Class CS, IO, 3.883s, 2035	199,343	15,253
IFB Ser. 3107, Class DC, IO, 3.883s, 2035	485,117	56,410
IFB Ser. 3066, Class SI, IO, 3.883s, 2035	1,299,070	147,176
IFB Ser. 2950, Class SM, IO, 3.883s, 2016	109,217	10,383
IFB Ser. 3256, Class S, IO, 3.873s, 2036	339,853	35,646
IFB Ser. 3031, Class BI, IO, 3.872s, 2035	188,165	23,863
IFB Ser. 3370, Class TS, IO, 3.853s, 2037	98,409	9,622
IFB Ser. 3244, Class SB, IO, 3.843s, 2036	206,415	20,155
IFB Ser. 3244, Class SG, IO, 3.843s, 2036	238,416	24,935
IFB Ser. 3236, Class IS, IO, 3.833s, 2036	382,657	35,965
IFB Ser. 3114, Class TS, IO, 3.833s, 2030	1,234,605	109,337
IFB Ser. 3128, Class JI, IO, 3.813s, 2036	341,216	35,325
IFB Ser. 3240, Class S, IO, 3.803s, 2036	683,686	66,013
IFB Ser. 3153, Class JI, IO, 3.803s, 2036	364,619	34,542
IFB Ser. 3065, Class DI, IO, 3.803s, 2035	143,636	18,368
IFB Ser. 3145, Class GI, IO, 3.783s, 2036	279,428	31,075
IFB Ser. 3114, Class GI, IO, 3.783s, 2036	201,849	26,654
IFB Ser. 3339, Class JI, IO, 3.773s, 2037	715,415	61,897
IFB Ser. 3218, Class AS, IO, 3.763s, 2036	265,943	24,064
IFB Ser. 3221, Class SI, IO, 3.763s, 2036	312,550	28,795
IFB Ser. 3202, Class PI, IO, 3.723s, 2036	847,461	80,653
IFB Ser. 3355, Class MI, IO, 3.683s, 2037	210,114	19,410
IFB Ser. 3201, Class SG, IO, 3.683s, 2036	391,105	37,309
IFB Ser. 3203, Class SE, IO, 3.683s, 2036	353,025	32,784
IFB Ser. 3171, Class PS, IO, 3.668s, 2036	334,348	34,239
IFB Ser. 3152, Class SY, IO, 3.663s, 2036	323,947	35,163
IFB Ser. 3284, Class BI, IO, 3.633s, 2037	237,330	22,294
IFB Ser. 3260, Class SA, IO, 3.633s, 2037	239,373	17,424
IFB Ser. 3284, Class LI, IO, 3.623s, 2037	371,435	35,415
IFB Ser. 3281, Class AI, IO, 3.613s, 2037	820,881	79,727
IFB Ser. 3012, Class UI, IO, 3.603s, 2035	334,655	32,341
IFB Ser. 3311, Class EI, IO, 3.593s, 2037	258,173	24,580
IFB Ser. 3311, Class IA, IO, 3.593s, 2037	354,047	35,640
IFB Ser. 3311, Class IB, IO, 3.593s, 2037	354,047	35,640
IFB Ser. 3311, Class IC, IO, 3.593s, 2037	354,047	35,640
IFB Ser. 3311, Class ID, IO, 3.593s, 2037	354,047	35,640
IFB Ser. 3311, Class IE, IO, 3.593s, 2037	504,051	50,740
IFB Ser. 3375, Class MS, IO, 3.583s, 2037	122,751	11,028
IFB Ser. 3240, Class GS, IO, 3.563s, 2036	411,786	38,900
IFB Ser. 3339, Class TI, IO, 3.323s, 2037	380,568	34,952
IFB Ser. 3284, Class CI, IO, 3.303s, 2037	625,835	55,794
IFB Ser. 3016, Class SQ, IO, 3.293s, 2035	381,570	26,052
IFB Ser. 3012, Class IG, IO, 3.263s, 2035	1,273,259	120,502
Ser. 246, PO, zero %, 2037	705,403	596,203
Ser. 3300, PO, zero %, 2037	117,577	99,611
Ser. 3139, Class CO, PO, zero %, 2036	81,029	63,190
Ser. 236, PO, zero %, 2036	153,894	128,319

FRB Ser. 3349, Class DO, zero %, 2037	111,322	110,529
FRB Ser. 3327, Class YF, zero %, 2037	189,906	187,701
FRB Ser. 3326, Class YF, zero %, 2037	104,868	110,873
FRB Ser. 3241, Class FH, zero %, 2036	126,001	121,770
FRB Ser. 3231, Class XB, zero %, 2036	116,626	115,668
FRB Ser. 3231, Class X, zero %, 2036	85,099	85,875
FRB Ser. 3326, Class WF, zero %, 2035	203,254	195,029
FRB Ser. 3030, Class CF, zero %, 2035	92,842	84,194
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 43.972s, 2037	108,708	188,049
IFB Ser. 07-38, Class AS, 29.14s, 2037	267,091	386,956
IFB Ser. 05-84, Class SL, 11.442s, 2035	532,876	580,643
IFB Ser. 05-66, Class SP, 11.442s, 2035	243,287	265,161
IFB Ser. 05-84, Class SB, 10.661s, 2035	100,985	105,274
IFB Ser. 05-68, Class DP, 9.645s, 2035	756,902	813,965
IFB Ser. 05-7, Class NP, 8.136s, 2033	70,011	74,015
IFB Ser. 06-61, Class SM, IO, 4.844s, 2036	76,720	6,725
IFB Ser. 06-62, Class SI, IO, 4.844s, 2036	288,032	24,035
IFB Ser. 07-1, Class SL, IO, 4.824s, 2037	123,495	10,879
IFB Ser. 07-1, Class SM, IO, 4.814s, 2037	123,495	10,852
IFB Ser. 06-62, Class SA, IO, 4.804s, 2036	77,161	6,608
IFB Ser. 04-59, Class SC, IO, 4.383s, 2034	166,128	19,039
IFB Ser. 07-36, Class SW, IO, 4.364s, 2035	1,334,000	117,137
IFB Ser. 07-26, Class SG, IO, 4.314s, 2037	400,747	34,479
IFB Ser. 07-9, Class BI, IO, 4.284s, 2037	872,456	66,009
IFB Ser. 07-31, Class CI, IO, 4.274s, 2037	252,688	19,296
IFB Ser. 07-25, Class SA, IO, 4.264s, 2037	299,967	23,595
IFB Ser. 07-25, Class SB, IO, 4.264s, 2037	587,505	44,058
IFB Ser. 07-22, Class S, IO, 4.264s, 2037	215,506	22,976
IFB Ser. 07-11, Class SA, IO, 4.264s, 2037	218,572	17,948
IFB Ser. 07-14, Class SB, IO, 4.264s, 2037	205,509	16,633
IFB Ser. 05-84, Class AS, IO, 4.264s, 2035	109,303	10,029
IFB Ser. 07-51, Class SJ, IO, 4.214s, 2037	251,804	25,628
IFB Ser. 07-58, Class PS, IO, 4.164s, 2037	338,582	33,582
IFB Ser. 07-59, Class PS, IO, 4.134s, 2037	193,090	17,070
IFB Ser. 07-59, Class SP, IO, 4.134s, 2037	322,145	29,428
IFB Ser. 07-68, Class PI, IO, 4.114s, 2037	98,943	8,763
IFB Ser. 06-38, Class SG, IO, 4.114s, 2033	870,744	54,048
IFB Ser. 07-53, Class SG, IO, 4.064s, 2037	164,419	12,147
IFB Ser. 08-3, Class SA, IO, 4.014s, 2038	516,566	36,392
IFB Ser. 07-64, Class AI, IO, 4.014s, 2037	2,049,626	140,510
IFB Ser. 07-53, Class ES, IO, 4.014s, 2037	256,421	17,232
IFB Ser. 07-26, Class SD, IO, 3.983s, 2037	422,693	33,220
IFB Ser. 08-4, Class SA, IO, 3.98s, 2038	1,084,789	75,651
IFB Ser. 07-9, Class DI, IO, 3.974s, 2037	441,000	30,929
IFB Ser. 07-57, Class QA, IO, 3.964s, 2037	556,178	36,704
IFB Ser. 07-58, Class SA, IO, 3.964s, 2037	596,338	41,448
IFB Ser. 07-58, Class SC, IO, 3.964s, 2037	448,856	27,315
IFB Ser. 07-61, Class SA, IO, 3.964s, 2037	295,136	19,680
IFB Ser. 07-53, Class SC, IO, 3.964s, 2037	282,214	18,696
IFB Ser. 07-53, Class SE, IO, 3.964s, 2037	618,781	44,386
IFB Ser. 07-58, Class SD, IO, 3.954s, 2037	381,453	22,837
IFB Ser. 07-59, Class SD, IO, 3.934s, 2037	581,854	40,086
IFB Ser. 08-18, Class SG, IO, 3.864s, 2038	99,023	6,499
IFB Ser. 07-48, Class SB, IO, 3.833s, 2037	362,970	25,569
IFB Ser. 05-65, Class SI, IO, 3.814s, 2035	1,602,197	135,587
IFB Ser. 07-17, Class AI, IO, 3.733s, 2037	899,934	86,503
IFB Ser. 07-17, Class IB, IO, 3.714s, 2037	165,466	14,057
IFB Ser. 06-14, Class S, IO, 3.714s, 2036	321,936	23,546
IFB Ser. 06-11, Class ST, IO, 3.704s, 2036	199,588	13,836
IFB Ser. 07-9, Class AI, IO, 3.683s, 2037	330,994	26,219
IFB Ser. 07-27, Class SD, IO, 3.664s, 2037	214,935	13,824
IFB Ser. 07-19, Class SJ, IO, 3.664s, 2037	362,993	23,080
IFB Ser. 07-23, Class ST, IO, 3.664s, 2037	458,164	27,266
IFB Ser. 07-8, Class SA, IO, 3.664s, 2037	123,088	8,369
IFB Ser. 07-9, Class CI, IO, 3.664s, 2037	572,971	35,773
IFB Ser. 07-7, Class EI, IO, 3.664s, 2037	213,863	13,078
IFB Ser. 07-7, Class JI, IO, 3.664s, 2037	584,829	45,223
IFB Ser. 07-1, Class S, IO, 3.664s, 2037	481,833	30,747
IFB Ser. 07-3, Class SA, IO, 3.664s, 2037	459,943	29,221
IFB Ser. 05-71, Class SA, IO, 3.543s, 2035	85,954	7,131
IFB Ser. 07-17, Class IC, IO, 3.433s, 2037	188,367	16,065
IFB Ser. 07-25, Class KS, IO, 3.383s, 2037	101,544	9,266
IFB Ser. 07-21, Class S, IO, 3.383s, 2037	470,704	32,222
IFB Ser. 07-31, Class AI, IO, 3.363s, 2037	239,117	24,582
IFB Ser. 07-43, Class SC, IO, 3.283s, 2037	300,963	20,999
FRB Ser. 07-49, Class UF, zero %, 2037	63,814	61,971
FRB Ser. 07-35, Class UF, zero %, 2037	81,533	82,909
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	156,000	155,822
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	82,335	84,484
Ser. 05-RP3, Class 1A3, 8s, 2035	268,344	269,881
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	219,830	217,146
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035 (F)	182,855	170,620
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	41,000	37,720
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	129,000	119,164
FRB Ser. 07-LD11, Class AM, 5.819s, 2049	24,000	21,735
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	208,856

FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	25,000	22,043
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	141,392
Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.549s,
2040	712,000	674,036
Key Commerical Mortgage Ser. 07-SL1, Class A1, 5.286s,
2040	474,663	448,704
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	39,349
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	154,941
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 24.488s, 2036	166,175	205,359
IFB Ser. 07-4, Class 3A2, IO, 4.601s, 2037	261,845	26,293
IFB Ser. 06-5, Class 2A2, IO, 4.551s, 2036	616,796	51,050
IFB Ser. 06-7, Class 2A5, IO, 4.299s, 2036	1,204,786	112,775
IFB Ser. 07-4, Class 2A2, IO, 4.071s, 2037	1,049,106	99,307
IFB Ser. 06-9, Class 2A2, IO, 4.021s, 2037	779,212	79,622
IFB Ser. 07-5, Class 10A2, IO, 3.741s, 2037	523,574	37,430
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	215,927	2,164
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	521,926	1,085
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	89,000	87,135
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	355,639
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	189,426
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.302s, 2035	441,092	341,846
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)	92,000	87,290
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)	112,000	104,754
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	369,187	358,638
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	849,519	722,346
FRB Ser. 05-18, Class 6A1, 5.251s, 2035 (F)	240,307	235,413
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.573s, 2037	5,082,100	412,798
Ser. 07-4, Class 1A4, IO, 1s, 2037	5,345,968	139,749
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 2.659s, 2037	920,096	55,704
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
2.679s, 2037	207,820	187,038
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	99,000	99,785
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	273,001
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class A1, 5.317s, 2049	1,257,786	1,202,129
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.258s, 2036	270,326	258,161
Ser. 05-AR2, Class 2A1, 4.541s, 2035	152,711	143,548
Ser. 05-AR9, Class 1A2, 4.369s, 2035	300,689	245,062
Ser. 04-R, Class 2A1, 4.368s, 2034	150,532	142,252
Ser. 05-AR12, Class 2A5, 4.329s, 2035	2,092,000	1,976,940
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	4,729,000	26,845

Total collateralized mortgage obligations (cost $61,489,109)		$67,593,830

PURCHASED OPTIONS OUTSTANDING (5.0%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.370	7,253,000	$594,166
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,253,000	588,291
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	588,291
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,253,000	166,746
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.370	7,253,000	164,208
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	166,746
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.395% versus the three month
USD-LIBOR-BBA maturing September 23, 2019.	Sep-09/5.395	11,214,700	952,913
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed

rate of 5.395% versus the three month USD-LIBOR-BBA
maturing on September 23, 2019.	Sep-09/5.395	11,214,700	223,621
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing on April 16, 2018.	Apr-08/4.405	15,175,000	428,390
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.	Apr-08/4.405	15,175,000	31,261
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	17,093,000	2,305,675
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.160	7,657,000	675,577
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,783,000	432,192
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	3,492,000	303,490
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	3,492,000	301,360
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	996,000	90,188
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,783,000	62,083
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	48,259
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	3,492,000	47,631
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.775% versus the three month USD-LIBOR-BBA
maturing July 1, 2018.	Jun-08/5.775	17,093,000	8,547
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.160	7,657,000	536
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	996,000	388

Total purchased options outstanding (cost $4,706,250)			$8,180,559

ASSET-BACKED SECURITIES (0.4%)(a)

	Principal amount	Value

GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.749s, 2036	25,000	$20,617
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 4.091s, 2037	382,369	36,633
FRB Ser. 07-6, Class 2A1, 2.809s, 2037	60,457	43,535
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 2.769s, 2036	509,000	467,644
FRB Ser. 07-RZ1, Class A2, 2.759s, 2037	25,000	20,041
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 2.759s, 2036	25,000	20,690

Total asset-backed securities (cost $656,325)		$609,160

SHORT-TERM INVESTMENTS (29.3%)(a)

	Principal
	amount/shares	Value

Interest in $420,000,000 joint tri-party repurchase
agreement dated March 31, 2008 with Deutsche Bank
Securities, Inc. due April 1, 2008 -- maturity value
of $33,202,306 for an effective yield of 2.50%
(collateralized by various mortgage backed securities
with a coupon rate of 5.00% and due dates ranging
from June 1, 2036 to September 1, 2037, valued
at $428,400,001).	$33,200,000	$33,200,000
Putnam Prime Money Market Fund (e)	14,033,731	14,033,731
U.S. Treasury Bills for effective yields ranging from
1.18% to 1.39%, September 18, 2008 (SEG)	962,000	955,186

Total short-term investments (cost $48,189,649)	$48,188,917

TOTAL INVESTMENTS

Total investments (cost $251,672,197) (b)	$265,314,238

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	89	$21,677,063	Sep-09	$488,133
Euro-Dollar 90 day (Short)	144	35,182,800	Jun-08	(885,167)
Euro-Dollar 90 day (Short)	287	70,246,838	Sep-08	(1,859,699)
U.S. Treasury Bond 20 yr (Long)	39	4,633,078	Jun-08	88,446
U.S. Treasury Note 2 yr (Short)	1,094	234,833,938	Jun-08	(901,013)
U.S. Treasury Note 5 yr (Short)	586	66,941,344	Jun-08	97,870
U.S. Treasury Note 10 yr (Long)	1,079	128,350,422	Jun-08	4,074,663

Total				$1,103,233

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $6,808,381) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	$12,047,000	Jun-08/5.840	$1,699,591

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	3,614,000	Jun-08/5.835	508,381

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	12,047,000	Jun-08/5.840	2,650

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.835% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	3,614,000	Jun-08/5.835	831

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	18,232,000	Jul-09/5.890	2,165,232

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,733,000	May-08/5.700	228,531

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	18,232,000	Jul-09/5.890	170,652

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	1,733,000	May-08/5.700	69

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	1,080,000	Dec-08/5.000	76,712

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	1,080,000	Dec-08/5.000	15,768

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	16,781,000	Aug-08/5.395	1,707,802

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	20,698,000	Feb-09/4.935	1,358,617

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	20,698,000	Feb-09/4.935	413,546

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	16,781,000	Aug-08/5.395	57,391

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.320	1,873,036

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.320	1,388,118

Total			$11,666,927

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $40,402,109) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$4,000,000	4/14/08	$4,142,188
FNMA, 5 1/2s, April 1, 2038	35,000,000	4/14/08	35,325,391
FNMA, 5s, April 1, 2038	1,000,000	4/14/08	989,531

Total			$40,457,110

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$7,000,000	$--	3/30/09	3.075%	3 month USD-LIBOR-BBA	$(51,372)

31,964,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	1,130,064

26,000,000	--	8/11/15	4.892%	3 month USD-LIBOR-BBA	(1,972,207)

9,000,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(815,314)

180,000	--	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(24,760)

104,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(10,940)

160,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	8,079

Citibank, N.A.
41,900,000	--	4/6/09	3 month USD-LIBOR-BBA	5.264%	1,815,937

30,000	--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(3,465)

11,500,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(513,996)

20,931,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,556,791)

5,408,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(240,623)

5,557,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(553,407)

20,214,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(1,655,454)

450,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	44,583

42,679,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	1,510,216

8,033,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(506,095)

Credit Suisse International
26,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(2,051)

362,000	--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	34,423

158,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(13,910)

Goldman Sachs International
1,158,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(72,722)

20,095,000	--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	67,659

35,950,000	--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	267,683

12,397,000	--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(34,706)

3,639,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	--

100,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(11,928)

19,020,000	--	6/12/17	3 month USD-LIBOR-BBA	5.7175%	2,850,328

2,600,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(109,424)

32,646,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,040,764)

7,351,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	787,423

33,067,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,032,632)

7,336,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	733,554

771,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	76,127

7,420,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	527,055

90,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	8,875

110,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(12,446)

5,755,800	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	207,073

15,381,800	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	510,389

4,286,700	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(387,787)

20,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	1,988

JPMorgan Chase Bank, N.A.
83,000	--	2/19/18	3 month USD-LIBOR-BBA	4.585%	3,641

15,406,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(1,293,472)

661,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(14,143)

2,050,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(65,074)

984,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	31,439

724,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(42,314)

2,936,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(184,851)

1,119,000	--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(65,853)

31,014,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	(114,315)

12,011,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(20,902)

7,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(546,831)

108,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(10,997)

3,300,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	491,291

7,330,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	310,765

7,910,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(754,022)

11,000,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,072,677)

32,563,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,039,687)

7,330,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	789,998

400,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	53,389

148,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(14,444)

798,000	--	1/19/17	3 month USD-LIBOR-BBA	5.249%	79,600

3,137,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(76,173)

10,723,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	1,221,876

7,841,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	793,845

996,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	60,434

7,800,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	671,034

66,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(6,631)

7,199,000	--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(678,315)

15,381,800	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	513,190

4,286,700	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(388,131)

22,917,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(1,762,234)

5,408,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(241,712)

5,557,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(556,728)

51,685,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	3,154,867

8,033,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(533,306)

16,600,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	207,215

9,100,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,099,936

8,200,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(727,185)

6,245,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	(110,532)

6,367,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	(38,608)

8,489,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	(80,036)

8,489,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	(71,095)

8,375,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	141,077

14,474,000	--	2/5/18	4.22%	3 month USD-LIBOR-BBA	(203,859)

23,265,000	--	2/5/18	3 month USD-LIBOR-BBA	4.28%	444,672

100,000	--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(4,300)

3,200,000	--	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(382,654)

Lehman Brothers Special Financing, Inc.
2,795,000	16,811	2/26/18	4.65%	3 month USD-LIBOR-BBA	(119,802)

1,035,000	--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(10,566)

33,968,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(236,719)

2,750,000	--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(3,789)

2,750,000	--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(1,517)

6,992,000	--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(73,502)

7,465,000	--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(21,257)

3,224,086	--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(122,472)

6,361,000	--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(242,056)

16,667,000	--	2/1/17	3 month USD-LIBOR-BBA	5.08%	1,467,963

200,511	--	8/29/17	3 month USD-LIBOR-BBA	5.32%	21,065

23,609,000	--	8/3/08	3 month USD-LIBOR-BBA	5.425%	297,531

6,175,000	--	8/3/11	3 month USD-LIBOR-BBA	5.445%	527,000

18,629,000	--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,316,666)

8,040,000	--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(839,702)

1,470,000	--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(121,239)

6,601,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(165,160)

1,900,000	--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(47,480)

31,419,000	--	8/31/09	3 month USD-LIBOR-BBA	4.89%	1,142,534

6,636,000	--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(824,855)

6,636,000	--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(782,169)

31,419,000	--	9/4/09	3 month USD-LIBOR-BBA	4.836%	1,118,483

34,083,000	--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	1,133,616

13,113,000	--	9/13/17	5.0275%	3 month USD-LIBOR-BBA	(1,060,584)

3,837,200	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	137,578

15,381,800	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	534,167

4,286,700	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(434,438)

20,931,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,543,203)

5,408,000	--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(242,316)

5,557,000	--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(546,121)

40,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	3,934

18,990,000	--	12/11/17	3 month USD-LIBOR-BBA	4.839%	1,461,690

42,679,000	--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	1,492,432

506,000	--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(22,734)

2,750,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(5,651)

Merrill Lynch Capital Services, Inc.
20,931,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,545,962)

Morgan Stanley Capital Services, Inc.
27,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(2,707)

46,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(4,393)

Total					$(3,073,217)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty/		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$860,000	(1)(F)	11/2/08	20 bp plus	The spread	$25,356
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Lehman Brothers Special Financing, Inc.
150,000	(2)(F)	6/2/08	(Beginning	The spread	14,451
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

250,000	(2)(F)	6/1/08	(Beginning	The spread	27,305
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

Morgan Stanley Capital Services, Inc.
150,000	(2)(F)	5/31/08	(Banc of America	The spread	9,948
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

Total					$77,060

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the security valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

NOTES

(a) Percentages indicated are based on net assets of $164,551,938.

(b) The aggregate identified cost on a tax basis is $252,184,989, resulting in gross unrealized appreciation and depreciation of $15,562,766 and $2,433,517, respectively, or net unrealized appreciation of $13,129,249.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $139,424 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $41,671,800 and $35,950,279, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the valuation inputs.

At March 31, 2008, liquid assets totaling $45,962,109 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2008.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$14,033,731	$1,103,233

Level 2	$250,874,474	$(7,909,704)

Level 3	$406,033	$-

Total	$265,314,238	$(6,806,471)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2008

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-
Accrued discounts/premiums	-	-
Realized Gain / Loss	-	-
Change in net unrealized appreciation (depreciation)	-	-

Net Realized and Unrealized Gain (Loss)	-	-
Net Purchases / Sales	-	-
Net Transfers in and/or out of Level 3	406,033	-

Balance as of March 31, 2008	$406,033	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Greenfield Online, Inc. (NON)	920	$10,911
Marchex, Inc. Class B	340	3,393
Omnicom Group, Inc.	4,130	182,463
Valuevision Media, Inc. Class A (NON)	430	2,382
		199,149

Aerospace and Defense (3.0%)
Boeing Co. (The)	3,370	250,627
General Dynamics Corp.	2,206	183,914
L-3 Communications Holdings, Inc.	710	77,631
Lockheed Martin Corp.	930	92,349
Sturm Ruger & Co., Inc. (NON)	300	2,472
United Technologies Corp.	4,710	324,142
		931,135

Airlines (0.1%)
Continental Airlines, Inc. Class B (NON)	1,113	21,403

Automotive (1.8%)
Aftermarket Technology Corp. (NON)	160	3,110
Dollar Thrifty Automotive Group (NON)	110	1,500
Harley-Davidson, Inc.	3,419	128,213
Johnson Controls, Inc.	8,300	280,540
Lear Corp. (NON)	2,410	62,443
Tenneco Automotive, Inc. (NON)	3,488	97,455
		573,261

Banking (3.6%)
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	170	2,618
Bank of America Corp.	13,180	499,654
City Bank	650	14,476
City Holding Co.	438	17,476
Corus Bankshares, Inc.	835	8,125
First Financial Bankshares, Inc.	593	24,301
FirstFed Financial Corp. (NON)	520	14,118
Great Southern Bancorp, Inc.	80	1,249
Independent Bank Corp.	1,800	53,190
M&T Bank Corp.	1,780	143,254
NBT Bancorp, Inc.	320	7,104
Old Second Bancorp, Inc.	140	3,718
Republic Bancorp, Inc. Class A	157	2,964
S&T Bancorp, Inc.	950	30,562
Sierra Bancorp	110	2,377
Suffolk Bancorp	90	2,851
SVB Financial Group (NON)	1,330	58,041
SY Bancorp, Inc.	150	3,486
TrustCo Bank Corp. NY	780	6,934
U.S. Bancorp	5,530	178,951
Wilmington Trust Corp.	1,500	46,650
		1,122,099

Basic Materials (--%)
Foamex International, Inc. (NON)	894	1,457
General Moly, Inc. (NON)	260	2,077
		3,534

Beverage (--%)
Coca-Cola Bottling Company Consolidated	40	2,465

Biotechnology (1.1%)
Albany Molecular Research, Inc. (NON)	2,075	25,191
Applera Corp. - Applied Biosystems Group	1,478	48,567
Ariad Pharmaceuticals, Inc. (NON)	780	2,629
Cubist Pharmaceuticals, Inc. (NON)	1,510	27,814
eResearch Technology, Inc. (NON)	410	5,092
Invitrogen Corp. (NON)	1,930	164,957
Martek Biosciences Corp. (NON)	330	10,088
Quidel Corp. (NON)	3,210	51,553
		335,891

Broadcasting (0.1%)
Lin TV Corp. Class A (NON)	200	1,922
Sinclair Broadcast Group, Inc. Class A	1,834	16,341
		18,263

Building Materials (0.7%)
AAON, Inc.	150	3,005
Apogee Enterprises, Inc.	2,000	30,800

Comfort Systems USA, Inc.	330	4,293
Interface, Inc. Class A	500	7,025
Lennox International, Inc.	1,930	69,422
LSI Industries, Inc.	220	2,906
Sherwin-Williams Co. (The)	2,070	105,653
		223,104

Chemicals (2.8%)
Arch Chemicals, Inc.	2,110	78,619
Cambrex Corp.	1,875	12,994
Eastman Chemical Co.	1,200	74,940
FMC Corp.	1,548	85,899
Innospec, Inc. (United Kingdom)	134	2,841
Lubrizol Corp. (The)	1,240	68,832
Monsanto Co.	1,676	186,874
NewMarket Corp.	1,360	102,612
OM Group, Inc. (NON)	600	32,724
PolyOne Corp. (NON)	670	4,268
Potash Corp. of Saskatchewan (Canada)	909	141,086
Rockwood Holdings, Inc. (NON)	2,290	75,043
		866,732

Commercial and Consumer Services (2.0%)
Advance America Cash Advance Centers, Inc.	750	5,663
Alliance Data Systems Corp. (NON)	2,750	130,653
Bowne & Co., Inc.	4,118	62,800
Chemed Corp.	1,705	71,951
CRA International, Inc. (NON)	60	1,928
Deluxe Corp.	1,130	21,707
Dun & Bradstreet Corp. (The)	1,460	118,815
DynCorp International, Inc. Class A (NON)	1,380	23,018
Heartland Payment Systems, Inc.	390	8,974
HMS Holdings Corp. (NON)	300	8,565
ICT Group, Inc. (NON)	520	5,247
Landauer, Inc.	370	18,626
Maximus, Inc.	110	4,038
Pre-Paid Legal Services, Inc. (NON)	120	5,089
Spherion Corp. (NON)	1,806	11,053
Tech Data Corp. (NON)	3,387	111,094
		609,221

Communications Equipment (2.5%)
Cisco Systems, Inc. (NON)	23,531	566,862
Comtech Telecommunications Corp. (NON)	150	5,850
Nokia OYJ ADR (Finland)	3,070	97,718
Plantronics, Inc.	1,230	23,751
Research in Motion, Ltd. (Canada) (NON)	746	83,724
		777,905

Computers (6.2%)
Actuate Corp. (NON)	2,120	8,692
ANSYS, Inc. (NON)	2,607	89,994
Apple Computer, Inc. (NON)	3,760	539,560
Brocade Communications Systems, Inc. (NON)	31,992	233,542
Checkpoint Systems, Inc. (NON)	250	6,713
EMC Corp. (NON)	8,930	128,056
Emulex Corp. (NON)	13,582	220,572
Hewlett-Packard Co.	8,860	404,548
Insight Enterprises, Inc. (NON)	1,600	28,000
InterVoice, Inc. (NON)	410	3,264
Jack Henry & Associates, Inc.	2,380	58,715
Magma Design Automation, Inc. (NON)	2,211	21,159
Micros Systems, Inc. (NON)	2,630	88,526
Omniture, Inc. (NON)	147	3,412
Progress Software Corp. (NON)	2,100	62,832
Sigma Designs, Inc. (NON)	270	6,121
SPSS, Inc. (NON)	788	30,559
Trident Microsystems, Inc. (NON)	2,709	13,951
		1,948,216

Conglomerates (0.9%)
AMETEK, Inc.	1,400	61,474
Danaher Corp.	2,848	216,533
		278,007

Construction (0.3%)
Chicago Bridge & Iron Co., NV (Netherlands)	1,776	69,690
Perini Corp. (NON)	1,000	36,230
		105,920

Consumer (0.4%)
CSS Industries, Inc.	775	27,094
Helen of Troy, Ltd. (Bermuda) (NON)	1,890	31,695
Hooker Furniture Corp.	2,181	48,724
Movado Group, Inc.	160	3,118
		110,631

Consumer Finance (1.6%)

AmeriCredit Corp. (NON)	1,457	14,672
Asta Funding, Inc.	931	12,969
Capital One Financial Corp.	8,130	400,159
Mastercard, Inc. Class A	270	60,207
Portfolio Recovery Associates, Inc.	110	4,718
World Acceptance Corp. (NON)	491	15,638
		508,363

Consumer Goods (0.4%)
Blyth Industries, Inc.	3,027	59,692
Energizer Holdings, Inc. (NON)	618	55,917
		115,609

Consumer Services (0.4%)
Overstock.com, Inc. (NON)	260	3,097
Sapient Corp. (NON)	683	4,754
TrueBlue, Inc. (NON)	9,232	124,078
		131,929

Distribution (--%)
Green Mountain Coffee Roasters, Inc. (NON)	280	8,862

Electric Utilities (0.2%)
UniSource Energy Corp.	2,960	65,890

Electrical Equipment (0.5%)
Hubbell, Inc. Class B	1,250	54,613
LoJack Corp. (NON)	1,530	19,339
Rofin-Sinar Technologies, Inc. (NON)	1,780	79,922
		153,874

Electronics (1.8%)
Amphenol Corp. Class A	5,440	202,640
Analogic Corp.	140	9,316
Ansoft Corp. (NON)	1,004	30,642
ASE Test, Ltd. (Taiwan) (NON)	3,570	51,944
Cubic Corp.	720	20,470
Greatbatch, Inc. (NON)	728	13,402
Methode Electronics, Inc. Class A	1,897	22,176
Nam Tai Electronics, Inc. (Hong Kong)	2,610	25,056
Semtech Corp. (NON)	2,000	28,660
Synopsys, Inc. (NON)	3,070	69,720
Technitrol, Inc.	1,190	27,525
TriQuint Semiconductor, Inc. (NON)	5,500	27,830
Zoran Corp. (NON)	1,366	18,660
		548,041

Energy (2.2%)
Grey Wolf, Inc. (NON)	11,810	80,072
Halliburton Co.	2,260	88,886
NATCO Group, Inc. (NON)	730	34,128
National-Oilwell Varco, Inc. (NON)	2,470	144,199
Parker Drilling Co. (NON)	14,265	92,152
Tidewater, Inc.	1,970	108,567
Trico Marine Services, Inc. (NON)	3,520	137,174
Willbros Group, Inc. (Panama) (NON)	480	14,688
		699,866

Engineering & Construction (0.3%)
Jacobs Engineering Group, Inc. (NON)	1,440	105,970

Financial (2.2%)
Citigroup, Inc.	3,670	78,611
CME Group, Inc.	333	156,210
Fannie Mae	6,410	168,711
Freddie Mac	10,010	253,453
Radian Group, Inc.	3,196	20,998
		677,983

Food (--%)
Arden Group, Inc.	8	1,144

Forest Products and Packaging (0.6%)
Buckeye Technologies, Inc. (NON)	1,236	13,794
Glatfelter	280	4,231
Packaging Corp. of America	2,660	59,398
Rock-Tenn Co. Class A	3,140	94,106
		171,529

Health Care Services (4.6%)
Aetna, Inc.	6,700	282,003
Air Methods Corp. (NON)	90	4,353
Alnylam Pharmaceuticals, Inc. (NON)	710	17,324
Amedisys, Inc. (NON)	630	24,784
AMN Healthcare Services, Inc. (NON)	260	4,009
Express Scripts, Inc. (NON)	3,425	220,296
Healthspring, Inc. (NON)	1,360	19,149

Lincare Holdings, Inc. (NON)	5,040	141,674
Medcath Corp. (NON)	700	12,740
Medco Health Solutions, Inc. (NON)	5,380	235,590
Molina Healthcare, Inc. (NON)	730	17,827
Quest Diagnostics, Inc.	3,620	163,877
RehabCare Group, Inc. (NON)	130	1,950
UnitedHealth Group, Inc.	6,350	218,186
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	4,320	77,760
		1,441,522

Household Furniture and Appliances (0.2%)
American Woodmark Corp.	1,601	32,917
Conn's, Inc. (NON)	290	4,730
La-Z-Boy, Inc.	350	2,919
Select Comfort Corp. (NON) (S)	9,015	32,454
		73,020

Insurance (5.7%)
American Financial Group, Inc.	493	12,601
American International Group, Inc.	8,040	347,730
American Physicians Capital, Inc.	1,007	46,685
Amerisafe, Inc. (NON)	1,200	15,168
Amtrust Financial Services, Inc.	250	4,053
Aspen Insurance Holdings, Ltd. (Bermuda)	2,655	70,039
CNA Surety Corp. (NON)	1,325	20,379
Delphi Financial Group Class A	1,733	50,656
Endurance Specialty Holdings, Ltd. (Bermuda)	867	31,732
FBL Financial Group, Inc. Class A	90	2,564
First Mercury Financial Corp. (NON)	510	8,879
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	200	2,420
FPIC Insurance Group, Inc. (NON)	110	5,185
Genworth Financial, Inc. Class A	12,720	287,981
Hanover Insurance Group, Inc. (The)	514	21,146
Harleysville Group, Inc.	788	28,439
HCC Insurance Holdings, Inc.	7,172	162,733
Horace Mann Educators Corp.	432	7,551
IPC Holdings, Ltd. (Bermuda)	1,000	28,000
Midland Co. (The)	227	14,739
National Interstate Corp.	461	10,764
Odyssey Re Holdings Corp.	834	30,650
RenaissanceRe Holdings, Ltd. (Bermuda)	1,848	95,930
Safety Insurance Group, Inc.	1,420	48,465
SeaBright Insurance Holdings, Inc. (NON)	1,510	22,242
Selective Insurance Group	2,736	65,336
Stancorp Financial Group	1,406	67,080
W.R. Berkley Corp.	6,491	179,736
Zenith National Insurance Corp.	2,764	99,117
		1,788,000

Investment Banking/Brokerage (4.4%)
Affiliated Managers Group (NON)	381	34,572
Franklin Resources, Inc.	3,067	297,468
Goldman Sachs Group, Inc. (The)	3,260	539,171
Interactive Brokers Group, Inc. Class A (NON)	350	8,985
Lehman Brothers Holdings, Inc.	8,360	314,670
Merrill Lynch & Co., Inc.	3,230	131,590
T. Rowe Price Group, Inc.	940	47,000
		1,373,456

Leisure (--%)
Monaco Coach Corp.	260	2,465

Lodging/Tourism (0.5%)
Las Vegas Sands Corp. (NON)	800	58,912
Wyndham Worldwide Corp.	5,100	105,468
		164,380

Machinery (2.1%)
AGCO Corp. (NON)	610	36,527
Applied Industrial Technologies, Inc.	1,016	30,368
Cascade Corp.	1,086	53,551
Caterpillar, Inc.	2,090	163,626
Gardner Denver, Inc. (NON)	930	34,503
Manitowoc Co., Inc. (The)	3,624	147,859
NACCO Industries, Inc. Class A	200	16,188
Regal-Beloit Corp.	680	24,908
Terex Corp. (NON)	2,420	151,250
		658,780

Manufacturing (1.9%)
EnPro Industries, Inc. (NON)	1,170	36,492
ITT Corp.	4,810	249,205
Mettler-Toledo International, Inc. (NON)	1,502	145,874
Teleflex, Inc.	2,080	99,237
Thomas & Betts Corp. (NON)	1,220	44,371
		575,179

Media (0.4%)
Walt Disney Co. (The)	4,450	139,641

Medical Technology (1.7%)
Alliance Imaging, Inc. (NON)	380	3,268
ArthroCare Corp. (NON)	80	2,668
Conmed Corp. (NON)	220	5,641
Edwards Lifesciences Corp. (NON)	1,143	50,921
Medtronic, Inc.	5,350	258,780
Mentor Corp.	1,535	39,480
Stryker Corp.	1,600	104,080
Waters Corp. (NON)	1,250	69,625
		534,463

Metals (1.0%)
AK Steel Holding Corp.	592	32,217
Freeport-McMoRan Copper & Gold, Inc. Class B	2,316	222,846
North American Galvanizing & Coatings, Inc. (NON)	8,549	47,020
Northwest Pipe Co. (NON)	60	2,549
		304,632

Natural Gas Utilities (0.2%)
WGL Holdings, Inc.	1,960	62,838

Office Equipment & Supplies (0.2%)
Ennis Inc.	3,140	52,689
Steelcase, Inc.	2,031	22,463
		75,152

Oil & Gas (5.7%)
Apache Corp.	1,770	213,851
Bois d'Arc Energy, Inc. (NON)	1,370	29,441
Calumet Specialty Products Partners, LP	360	8,460
ConocoPhillips	4,200	320,081
Devon Energy Corp.	1,700	177,361
Hess Corp.	2,011	177,330
Marathon Oil Corp.	4,220	192,432
Occidental Petroleum Corp.	2,992	218,925
Stone Energy Corp. (NON)	760	39,756
Suncor Energy, Inc. (Canada)	2,390	230,277
Tesoro Corp.	1,230	36,900
XTO Energy, Inc.	2,105	130,215
		1,775,029

Pharmaceuticals (2.9%)
Alpharma, Inc. Class A (NON)	4,249	111,366
Biovail Corp. (Canada)	2,248	23,941
Endo Pharmaceuticals Holdings, Inc. (NON)	1,560	37,346
Johnson & Johnson	4,340	281,536
King Pharmaceuticals, Inc. (NON)	13,269	115,440
Nektar Therapeutics (NON)	332	2,304
Sciele Pharma, Inc. (NON)	1,123	21,899
Watson Pharmaceuticals, Inc. (NON)	10,539	309,003
		902,835

Railroads (0.5%)
Burlington Northern Santa Fe Corp.	1,750	161,385

Real Estate (4.3%)
Anthracite Capital, Inc. (R)	6,888	45,461
Ashford Hospitality Trust, Inc. (R)	5,120	29,082
CB Richard Ellis Group, Inc. Class A (NON)	4,980	107,767
CBL & Associates Properties (R)	4,314	101,508
DiamondRock Hospitality Co. (R)	4,181	52,973
Entertainment Properties Trust (R)	334	16,476
FelCor Lodging Trust, Inc. (R)	1,736	20,884
First Industrial Realty Trust (R)	380	11,738
General Growth Properties, Inc. (R)	6,650	253,831
Gramercy Capital Corp. (R)	2,431	50,881
Hospitality Properties Trust (R)	4,437	150,947
LTC Properties, Inc. (R)	931	23,936
Medical Properties Trust, Inc. (R)	1,006	11,388
MFA Mortgage Investments, Inc. (R)	1,100	6,930
National Health Investors, Inc. (R)	2,488	77,750
National Retail Properties, Inc. (R)	4,279	94,352
Nationwide Health Properties, Inc. (R)	1,592	53,730
NVR, Inc. (NON)	270	161,324
Omega Healthcare Investors, Inc. (R)	3,977	69,041
Resource Capital Corp. (R)	7	53
Saul Centers, Inc. (R)	50	2,512
Thomas Properties Group, Inc.	240	2,107
		1,344,671

Regional Bells (0.3%)
Cincinnati Bell, Inc. (NON)	3,500	14,910
Verizon Communications, Inc.	1,890	68,891
		83,801

Restaurants (1.2%)
Burger King Holdings, Inc.	5,730	158,491
CBRL Group, Inc.	130	4,650
Darden Restaurants, Inc.	1,920	62,496
Denny's Corp. (NON)	1,774	5,287
McDonald's Corp.	2,720	151,694
		382,618

Retail (8.7%)
Aeropostale, Inc. (NON)	10,428	282,703
AnnTaylor Stores Corp. (NON)	6,433	155,550
Best Buy Co., Inc.	2,990	123,965
Books-A-Million, Inc.	3,197	27,942
Brown Shoe Co., Inc.	1,450	21,852
Buckle, Inc. (The)	943	42,180
Cash America International, Inc.	338	12,303
Cato Corp. (The) Class A	5,473	81,767
Christopher & Banks Corp.	210	2,098
Costco Wholesale Corp.	2,710	176,069
CVS Caremark Corp.	9,650	390,922
Dollar Tree, Inc. (NON)	7,052	194,565
EZCORP, Inc. Class A (NON)	3,627	44,648
First Cash Financial Services, Inc. (NON)	270	2,789
GameStop Corp. (NON)	860	44,471
Jos. A. Bank Clothiers, Inc. (NON) (S)	990	20,295
Nash Finch Co.	750	25,485
NBTY, Inc. (NON)	2,420	72,479
Nordstrom, Inc.	2,420	78,892
PC Mall, Inc. (NON)	1,710	18,177
Perry Ellis International, Inc. (NON)	825	18,010
Safeway, Inc.	5,250	154,088
Staples, Inc.	7,870	174,006
Supervalu, Inc.	2,910	87,242
Systemax, Inc. (S)	3,178	38,327
Toro Co. (The)	3,234	133,854
USANA Health Sciences, Inc. (NON) (S)	1,980	43,619
Weyco Group, Inc.	90	2,670
Wolverine World Wide, Inc.	8,648	250,878
		2,721,846

Schools (0.2%)
Career Education Corp. (NON)	6,052	76,981

Semiconductor (0.2%)
Advanced Energy Industries, Inc. (NON)	1,333	17,676
Brooks Automation, Inc. (NON)	200	1,944
Novellus Systems, Inc. (NON)	1,280	26,944
Photronics, Inc. (NON)	620	5,921
		52,485

Shipping (1.1%)
Accuride Corp. (NON)	5,595	45,767
Arkansas Best Corp.	307	9,781
Overseas Shipholding Group	4,029	282,191
Wabash National Corp.	290	2,607
		340,346

Software (4.6%)
Adobe Systems, Inc. (NON)	6,160	219,234
Akamai Technologies, Inc. (NON)	5,240	147,558
BMC Software, Inc. (NON)	1,930	62,764
Citrix Systems, Inc. (NON)	2,670	78,311
Microsoft Corp.	15,400	437,051
MicroStrategy, Inc. (NON)	2,812	208,060
Oracle Corp. (NON)	13,980	273,449
		1,426,427

Staffing (0.2%)
Administaff, Inc.	650	15,347
CDI Corp.	140	3,507
Heidrick & Struggles International, Inc.	780	25,372
Korn/Ferry International (NON)	420	7,098
Resources Connection, Inc.	450	8,042
		59,366

Technology (0.1%)
Amkor Technologies, Inc. (NON)	3,377	36,134

Technology Services (4.3%)
Accenture, Ltd. Class A (Bermuda)	6,220	218,757
Acxiom Corp.	5,481	65,059
Asiainfo Holdings, Inc. (China) (NON)	2,947	32,004
Blue Coat Systems, Inc. (NON)	650	14,326
Cognizant Technology Solutions Corp. (NON)	7,720	222,568
COMSYS IT Partners, Inc. (NON)	2,120	17,935
CSG Systems International, Inc. (NON)	630	7,163
eBay, Inc. (NON)	4,570	136,369

Factset Research Systems, Inc.	1,000	53,870
Global Sources, Ltd. (Bermuda) (NON)	911	13,528
Google, Inc. Class A (NON)	881	388,053
Harris Interactive, Inc. (NON)	1,280	3,494
Secure Computing Corp. (NON)	600	3,870
SonicWall, Inc. (NON)	2,716	22,190
Travelzoo, Inc. (NON)	170	1,877
United Online, Inc.	12,306	129,951
		1,331,014

Telecommunications (1.3%)
ADTRAN, Inc.	2,320	42,920
CenturyTel, Inc.	5,921	196,814
j2 Global Communications, Inc. (NON)	5,150	114,947
NTELOS Holdings Corp.	380	9,196
Shenandoah Telecom Co.	150	2,226
USA Mobility, Inc. (NON)	2,345	16,743
		382,846

Telephone (1.6%)
AT&T, Inc.	12,680	485,644

Textiles (0.1%)
Maidenform Brands, Inc. (NON)	1,850	30,100

Tire & Rubber (--%)
Cooper Tire & Rubber	630	9,431

Tobacco (0.2%)
Alliance One International, Inc. (NON)	3,328	20,101
Universal Corp.	606	39,711
		59,812

Toys (0.9%)
Hasbro, Inc.	9,877	275,568
Jakks Pacific, Inc. (NON)	609	16,790
		292,358

Transportation Services (0.3%)
Expeditors International of Washington, Inc.	1,360	61,445
HUB Group, Inc. Class A (NON)	1,204	39,600
Pacer International, Inc.	160	2,629
		103,674

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	4,709	236,392
Standard Motor Products, Inc.	1,040	6,365
		242,757

Waste Management (0.2%)
Stericycle, Inc. (NON)	1,070	55,105

Total common stocks (cost $31,517,491)		$30,866,189

INVESTMENT COMPANIES (0.8%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	1,095	$75,062
iShares Russell 2000 Value Index Fund	174	22,307
iShares Russell Midcap Growth Index Fund	155	15,723
MCG Capital Corp.	410	3,727
MCG Capital Corp. (Rights) (NON)	58	62
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	840	110,838
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	168	23,792

Total investment companies (cost $253,747)		$251,511

SHORT-TERM INVESTMENTS (0.4%)(a)

	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$109,201	$109,060
Putnam Prime Money Market Fund (e)	29,997	29,997

Total short-term investments (cost $139,057)		$139,057

TOTAL INVESTMENTS

Total investments (cost $31,910,295)(b)		$31,256,757

NOTES

(a) Percentages indicated are based on net assets of $31,208,059.

(b) The aggregate identified cost on a tax basis is $32,233,614, resulting in gross unrealized appreciation and depreciation of $2,887,320 and $3,864,177, respectively, or net unrealized depreciation of $976,857.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $114,009. The fund received cash collateral of $109,060 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,585 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,468,122 and $1,458,362, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$31,147,697	$-

Level 2	109,060	-

Level 3	-	-

Total	$31,256,757	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.1%)
Greenfield Online, Inc. (NON)	2,442	$28,962
Marchex, Inc. Class B	848	8,463
Valuevision Media, Inc. Class A (NON)	1,072	5,939
		43,364

Aerospace and Defense (--%)
Sturm Ruger & Co., Inc. (NON)	748	6,164

Airlines (0.2%)
Continental Airlines, Inc. Class B (NON)	2,886	55,498

Automotive (1.3%)
Aftermarket Technology Corp. (NON)	397	7,718
Dollar Thrifty Automotive Group (NON)	276	3,765
Lear Corp. (NON)	5,907	153,050
Tenneco Automotive, Inc. (NON)	8,668	242,184
		406,717

Banking (2.3%)
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	436	6,714
City Bank	1,699	37,837
City Holding Co.	1,225	48,878
Corus Bankshares, Inc.	2,174	21,153
First Financial Bankshares, Inc.	1,565	64,134
FirstFed Financial Corp. (NON)	1,378	37,413
Great Southern Bancorp, Inc.	194	3,028
Independent Bank Corp.	4,413	130,404
NBT Bancorp, Inc.	823	18,271
Old Second Bancorp, Inc.	360	9,562
Republic Bancorp, Inc. Class A	231	4,361
S&T Bancorp, Inc.	2,243	72,157
Sierra Bancorp	288	6,224
Suffolk Bancorp	220	6,970
SVB Financial Group (NON)	3,231	141,001
SY Bancorp, Inc.	389	9,040
TrustCo Bank Corp. NY	791	7,032
Wilmington Trust Corp.	3,701	115,101
		739,280

Basic Materials (--%)
Foamex International, Inc. (NON)	2,300	3,749
General Moly, Inc. (NON)	667	5,329
		9,078

Beverage (--%)
Coca-Cola Bottling Company Consolidated	112	6,901

Biotechnology (2.6%)
Albany Molecular Research, Inc. (NON)	4,717	57,264
Applera Corp.- Applied Biosystems Group	3,627	119,183
Ariad Pharmaceuticals, Inc. (NON)	1,761	5,935
Cubist Pharmaceuticals, Inc. (NON)	3,932	72,427
eResearch Technology, Inc. (NON)	13	161
Invitrogen Corp. (NON)	4,753	406,239
Martek Biosciences Corp. (NON)	827	25,281
Quidel Corp. (NON)	8,116	130,343
		816,833

Broadcasting (0.2%)
Lin TV Corp. Class A (NON)	516	4,959
Sinclair Broadcast Group, Inc. Class A	4,671	41,619
		46,578

Building Materials (0.9%)
AAON, Inc.	378	7,571
Apogee Enterprises, Inc.	5,018	77,277
Comfort Systems USA, Inc.	823	10,707
Interface, Inc. Class A	1,266	17,787
Lennox International, Inc.	4,564	164,167
LSI Industries, Inc.	548	7,239
		284,748

Chemicals (4.1%)
Arch Chemicals, Inc.	4,994	186,076
Cambrex Corp.	4,807	33,313
Eastman Chemical Co.	2,863	178,794
FMC Corp.	3,784	209,974

Innospec, Inc. (United Kingdom)	352	7,462
Lubrizol Corp. (The)	2,957	164,143
NewMarket Corp.	3,171	239,252
OM Group, Inc. (NON)	1,553	84,701
PolyOne Corp. (NON)	1,462	9,313
Rockwood Holdings, Inc. (NON)	5,453	178,695
		1,291,723

Commercial and Consumer Services (2.7%)
Advance America Cash Advance Centers, Inc.	437	3,299
Bowne & Co., Inc.	9,934	151,494
Chemed Corp.	4,240	178,928
CPI Corp.	142	2,452
CRA International, Inc. (NON)	161	5,175
Deluxe Corp.	2,983	57,303
DynCorp International, Inc. Class A (NON)	1,683	28,072
Heartland Payment Systems, Inc.	975	22,435
HMS Holdings Corp. (NON)	746	21,298
ICT Group, Inc. (NON)	1,993	20,109
Landauer, Inc.	926	46,615
Maximus, Inc.	286	10,499
Pre-Paid Legal Services, Inc. (NON)	303	12,850
Spherion Corp. (NON)	4,539	27,779
Tech Data Corp. (NON)	8,285	271,748
		860,056

Communications Equipment (0.3%)
Comtech Telecommunications Corp. (NON)	401	15,639
Plantronics, Inc.	3,186	61,522
		77,161

Computers (6.7%)
Actuate Corp. (NON)	5,319	21,808
ANSYS, Inc. (NON)	6,478	223,621
Brocade Communications Systems, Inc. (NON)	79,269	578,664
Checkpoint Systems, Inc. (NON)	645	17,318
Emulex Corp. (NON)	33,634	546,216
Insight Enterprises, Inc. (NON)	4,152	72,660
InterVoice, Inc. (NON)	487	3,877
Jack Henry & Associates, Inc.	5,789	142,815
Magma Design Automation, Inc. (NON)	5,745	54,980
Micros Systems, Inc. (NON)	6,475	217,949
Omniture, Inc. (NON)	392	9,098
Progress Software Corp. (NON)	3,797	113,606
Sigma Designs, Inc. (NON)	691	15,665
SPSS, Inc. (NON)	1,958	75,931
Trident Microsystems, Inc. (NON)	7,026	36,184
		2,130,392

Conglomerates (0.5%)
AMETEK, Inc.	3,413	149,865

Construction (0.8%)
Chicago Bridge & Iron Co., NV (Netherlands)	4,424	173,598
Perini Corp. (NON)	2,505	90,756
		264,354

Consumer (0.9%)
CSS Industries, Inc.	2,000	69,920
Helen of Troy, Ltd. (Bermuda) (NON)	5,611	94,096
Hooker Furniture Corp.	5,266	117,642
Movado Group, Inc.	417	8,127
		289,785

Consumer Finance (0.4%)
AmeriCredit Corp. (NON)	3,719	37,450
Asta Funding, Inc.	2,384	33,209
Portfolio Recovery Associates, Inc.	277	11,881
World Acceptance Corp. (NON)	1,238	39,430
		121,970

Consumer Goods (0.5%)
Blyth Industries, Inc.	7,485	147,604

Consumer Services (1.0%)
Overstock.com, Inc. (NON)	645	7,682
Sapient Corp. (NON)	1,713	11,922
TrueBlue, Inc. (NON)	22,983	308,892
		328,496

Distribution (0.1%)
Green Mountain Coffee Roasters, Inc. (NON)	699	22,123

Electric Utilities (0.5%)
UniSource Energy Corp.	7,332	163,210

Electrical Equipment (0.8%)

Hubbell, Inc. Class B	3,028	132,293
LoJack Corp. (NON)	4,033	50,977
Rofin-Sinar Technologies, Inc. (NON)	1,638	73,546
		256,816

Electronics (2.8%)
Analogic Corp.	342	22,757
Ansoft Corp. (NON)	2,609	79,627
ASE Test, Ltd. (Taiwan) (NON)	8,710	126,731
Cubic Corp.	1,876	53,335
Greatbatch, Inc. (NON)	1,915	35,255
Methode Electronics, Inc. Class A	4,975	58,158
Nam Tai Electronics, Inc. (Hong Kong)	6,538	62,765
Semtech Corp. (NON)	4,830	69,214
Synopsys, Inc. (NON)	7,661	173,981
Technitrol, Inc.	3,087	71,402
TriQuint Semiconductor, Inc. (NON)	13,529	68,457
Zoran Corp. (NON)	3,426	46,799
		868,481

Energy (3.5%)
Grey Wolf, Inc. (NON)	29,142	197,583
NATCO Group, Inc. (NON)	1,753	81,953
Parker Drilling Co. (NON)	34,827	224,982
Tidewater, Inc.	4,889	269,433
Trico Marine Services, Inc. (NON)	8,417	328,010
Willbros Group, Inc. (Panama) (NON)	64	1,958
		1,103,919

Financial (0.2%)
Radian Group, Inc.	8,416	55,293

Food (--%)
Arden Group, Inc.	22	3,146

Forest Products and Packaging (1.3%)
Buckeye Technologies, Inc. (NON)	3,179	35,478
Glatfelter	699	10,562
Packaging Corp. of America	6,504	145,234
Rock-Tenn Co. Class A	7,455	223,426
		414,700

Health Care Services (2.6%)
Air Methods Corp. (NON)	220	10,641
Alnylam Pharmaceuticals, Inc. (NON)	1,795	43,798
Amedisys, Inc. (NON)	1,581	62,197
AMN Healthcare Services, Inc. (NON)	646	9,961
Healthspring, Inc. (NON)	3,419	48,140
Lincare Holdings, Inc. (NON)	12,500	351,375
Medcath Corp. (NON)	2,104	38,293
Molina Healthcare, Inc. (NON)	1,902	46,447
RehabCare Group, Inc. (NON)	320	4,800
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	10,569	190,242
		805,894

Household Furniture and Appliances (0.6%)
American Woodmark Corp.	3,820	78,539
Conn's, Inc. (NON)	602	9,819
La-Z-Boy, Inc.	889	7,414
Select Comfort Corp. (NON)	21,934	78,962
		174,734

Insurance (9.0%)
American Financial Group, Inc.	1,305	33,356
American Physicians Capital, Inc.	2,528	117,198
Amerisafe, Inc. (NON)	3,120	39,437
Amtrust Financial Services, Inc.	643	10,423
Aspen Insurance Holdings, Ltd. (Bermuda)	6,593	173,923
CNA Surety Corp. (NON)	4,889	75,193
Delphi Financial Group Class A	4,024	117,622
EMC Insurance Group, Inc.	1,476	39,690
Endurance Specialty Holdings, Ltd. (Bermuda)	2,012	73,639
FBL Financial Group, Inc. Class A	206	5,869
First Mercury Financial Corp. (NON)	1,343	23,382
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	494	5,977
FPIC Insurance Group, Inc. (NON)	285	13,435
Hanover Insurance Group, Inc. (The)	1,427	58,707
Harleysville Group, Inc.	1,985	71,639
HCC Insurance Holdings, Inc.	17,094	387,863
Horace Mann Educators Corp.	1,108	19,368
IPC Holdings, Ltd. (Bermuda)	2,304	64,512
Midland Co. (The)	579	37,594
National Interstate Corp.	1,209	28,230
Odyssey Re Holdings Corp.	1,902	69,899
RenaissanceRe Holdings, Ltd. (Bermuda)	4,348	225,705
Safety Insurance Group, Inc.	3,358	114,609
SeaBright Insurance Holdings, Inc. (NON)	3,789	55,812
Selective Insurance Group	6,394	152,689

Stancorp Financial Group	3,470	165,554
W.R. Berkley Corp.	15,496	429,084
Zenith National Insurance Corp.	6,756	242,270
		2,852,679

Investment Banking/Brokerage (0.3%)
Affiliated Managers Group (NON)	894	81,122
Interactive Brokers Group, Inc. Class A (NON)	870	22,333
		103,455

Leisure (--%)
Monaco Coach Corp.	663	6,285

Machinery (2.7%)
AGCO Corp. (NON)	1,504	90,060
Applied Industrial Technologies, Inc.	2,643	78,999
Cascade Corp.	2,688	132,545
Gardner Denver, Inc. (NON)	2,268	84,143
Manitowoc Co., Inc. (The)	8,853	361,202
NACCO Industries, Inc. Class A	511	41,360
Regal-Beloit Corp.	1,745	63,919
		852,228

Manufacturing (1.4%)
EnPro Industries, Inc. (NON)	2,913	90,856
Teleflex, Inc.	5,137	245,086
Thomas & Betts Corp. (NON)	2,969	107,983
		443,925

Medical Technology (0.8%)
Alliance Imaging, Inc. (NON)	950	8,170
ArthroCare Corp. (NON)	212	7,070
Conmed Corp. (NON)	554	14,205
Edwards Lifesciences Corp. (NON)	2,782	123,938
Mentor Corp.	4,042	103,960
		257,343

Metals (0.6%)
AK Steel Holding Corp.	1,481	80,596
North American Galvanizing & Coatings, Inc. (NON)	19,749	108,620
Northwest Pipe Co. (NON)	162	6,883
		196,099

Natural Gas Utilities (0.5%)
WGL Holdings, Inc.	4,772	152,990

Office Equipment & Supplies (0.6%)
Ennis Inc.	7,517	126,135
Steelcase, Inc.	5,263	58,209
		184,344

Oil & Gas (0.9%)
Bois d'Arc Energy, Inc. (NON)	3,560	76,504
Calumet Specialty Products Partners, LP	913	21,456
MarkWest Energy Partners LP	366	11,287
Stone Energy Corp. (NON)	1,989	104,045
Tesoro Corp.	2,800	84,000
		297,292

Pharmaceuticals (4.8%)
Alpharma, Inc. Class A (NON)	10,198	267,290
Biovail Corp. (Canada)	5,383	57,329
Endo Pharmaceuticals Holdings, Inc. (NON)	3,836	91,834
King Pharmaceuticals, Inc. (NON)	32,802	285,377
Nektar Therapeutics (NON)	833	5,781
Sciele Pharma, Inc. (NON)	2,817	54,932
Watson Pharmaceuticals, Inc. (NON)	25,990	762,027
		1,524,570

Real Estate (7.8%)
Anthracite Capital, Inc. (R)	16,961	111,943
Ashford Hospitality Trust, Inc. (R)	11,817	67,121
CBL & Associates Properties (R)	10,720	252,242
DiamondRock Hospitality Co. (R)	10,503	133,073
Entertainment Properties Trust (R)	894	44,101
FelCor Lodging Trust, Inc. (R)	4,580	55,097
First Industrial Realty Trust (R)	953	29,438
Gramercy Capital Corp. (R)	6,112	127,924
Hospitality Properties Trust (R)	10,985	373,710
LTC Properties, Inc. (R)	3,677	94,536
Medical Properties Trust, Inc. (R)	2,567	29,058
MFA Mortgage Investments, Inc. (R)	2,853	17,974
National Health Investors, Inc. (R)	5,934	185,438
National Retail Properties, Inc. (R)	10,159	224,006
Nationwide Health Properties, Inc. (R)	3,971	134,021
NVR, Inc. (NON)	646	385,985
Omega Healthcare Investors, Inc. (R)	10,938	189,884

Resource Capital Corp. (R)	16	121
Saul Centers, Inc. (R)	131	6,581
Thomas Properties Group, Inc.	609	5,347
		2,467,600

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	8,286	35,298

Restaurants (0.1%)
CBRL Group, Inc.	323	11,554
Denny's Corp. (NON)	4,624	13,780
		25,334

Retail (11.7%)
Aeropostale, Inc. (NON)	25,771	698,652
AnnTaylor Stores Corp. (NON)	15,922	384,994
Books-A-Million, Inc.	8,218	71,825
Brown Shoe Co., Inc.	3,651	55,021
Buckle, Inc. (The)	2,219	99,256
Cash America International, Inc.	890	32,396
Cato Corp. (The) Class A	13,487	201,496
Christopher & Banks Corp.	527	5,265
Dollar Tree, Inc. (NON)	17,338	478,355
EZCORP, Inc. Class A (NON)	8,888	109,411
First Cash Financial Services, Inc. (NON)	673	6,952
Jos. A. Bank Clothiers, Inc. (NON)	2,614	53,587
Nash Finch Co.	1,797	61,062
NBTY, Inc. (NON)	5,762	172,572
PC Mall, Inc. (NON)	4,508	47,920
Perry Ellis International, Inc. (NON)	2,136	46,629
Systemax, Inc.	7,814	94,237
Toro Co. (The)	8,043	332,900
USANA Health Sciences, Inc. (NON)	4,974	109,577
Weyco Group, Inc.	224	6,646
Wolverine World Wide, Inc.	21,423	621,481
		3,690,234

Schools (0.7%)
Career Education Corp. (NON)	16,077	204,499

Semiconductor (0.4%)
Advanced Energy Industries, Inc. (NON)	3,464	45,933
Brooks Automation, Inc. (NON)	530	5,152
Novellus Systems, Inc. (NON)	3,119	65,655
Photronics, Inc. (NON)	1,593	15,213
		131,953

Shipping (2.8%)
Accuride Corp. (NON)	13,965	114,234
Arkansas Best Corp.	2,563	81,657
Overseas Shipholding Group	9,769	684,221
Wabash National Corp.	733	6,590
		886,702

Software (2.4%)
BMC Software, Inc. (NON)	4,700	152,844
Citrix Systems, Inc. (NON)	3,710	108,814
MicroStrategy, Inc. (NON)	6,864	507,867
		769,525

Staffing (0.4%)
Administaff, Inc.	1,703	40,208
CDI Corp.	346	8,667
Heidrick & Struggles International, Inc.	1,821	59,237
Korn/Ferry International (NON)	468	7,909
Resources Connection, Inc.	320	5,718
		121,739

Technology (0.3%)
Amkor Technologies, Inc. (NON)	8,254	88,318

Technology Services (2.9%)
Acxiom Corp.	13,258	157,372
Asiainfo Holdings, Inc. (China) (NON)	7,082	76,911
Blue Coat Systems, Inc. (NON)	1,630	35,925
COMSYS IT Partners, Inc. (NON)	7,097	60,041
CSG Systems International, Inc. (NON)	1,584	18,010
Factset Research Systems, Inc.	2,435	131,173
Global Sources, Ltd. (Bermuda) (NON)	2,289	33,992
Harris Interactive, Inc. (NON)	2,640	7,207
Secure Computing Corp. (NON)	1,505	9,707
SonicWall, Inc. (NON)	7,609	62,166
Travelzoo, Inc. (NON)	425	4,692
United Online, Inc.	29,988	316,673
		913,869

Telecommunications (2.9%)

ADTRAN, Inc.	5,644	104,414
CenturyTel, Inc.	14,629	486,268
j2 Global Communications, Inc. (NON)	11,954	266,813
NTELOS Holdings Corp.	949	22,966
Shenandoah Telecom Co.	368	5,461
USA Mobility, Inc. (NON)	5,890	42,055
		927,977

Textiles (0.2%)
Maidenform Brands, Inc. (NON)	4,227	68,773

Tire & Rubber (0.1%)
Cooper Tire & Rubber	1,578	23,623

Tobacco (0.5%)
Alliance One International, Inc. (NON)	8,786	53,067
Universal Corp.	1,413	92,594
		145,661

Toys (2.3%)
Hasbro, Inc.	24,439	681,848
Jakks Pacific, Inc. (NON)	1,608	44,333
		726,181

Transportation Services (0.4%)
HUB Group, Inc. Class A (NON)	3,135	103,110
Pacer International, Inc.	393	6,457
		109,567

Trucks & Parts (1.9%)
Autoliv, Inc. (Sweden)	11,638	584,228
Standard Motor Products, Inc.	2,596	15,888
		600,116

Total common stocks (cost $33,441,605)		$30,753,062

INVESTMENT COMPANIES (2.0%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	5,053	$346,382
iShares Russell 2000 Value Index Fund	793	101,663
iShares Russell Midcap Growth Index Fund	626	63,501
MCG Capital Corp.	1,022	9,290
MCG Capital Corp. (Rights) (NON)	145	155
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	854	120,943

Total investment companies (cost $613,011)		$641,934

SHORT-TERM INVESTMENTS (2.6%)(a) (cost $829,416)
	Shares	Value

Putnam Prime Money Market Fund (e)	829,416	$829,416

TOTAL INVESTMENTS

Total investments (cost $34,884,032) (b)		$32,224,412

NOTES

(a) Percentages indicated are based on net assets of $31,590,042 .

(b) The aggregate identified cost on a tax basis is $34,896,537, resulting in gross unrealized appreciation and depreciation of $3,004,130 and $5,676,255, respectively, or net unrealized depreciation of $2,672,125.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,743 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $3,402,914 and $2,739,549, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$32,224,412	$-

Level 2	-	-

Level 3	-	-

Total	$32,224,412	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (90.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
FTD Group, Inc.	15,716	$210,909
Omnicom Group, Inc.	1,700	75,106
		286,015

Aerospace and Defense (4.9%)
Alliant Techsystems, Inc. (NON)	2,650	274,355
Boeing Co. (The)	2,300	171,051
Curtiss-Wright Corp.	2,200	91,256
Goodrich Corp.	3,400	195,534
L-3 Communications Holdings, Inc.	3,600	393,624
Lockheed Martin Corp.	1,900	188,670
United Technologies Corp.	2,550	175,491
		1,489,981

Agriculture (0.6%)
Andersons, Inc. (The)	4,200	187,362

Automotive (1.1%)
AutoZone, Inc. (NON)	1,700	193,511
BorgWarner, Inc.	2,900	124,787
		318,298

Banking (0.4%)
U.S. Bancorp	3,700	119,732

Beverage (0.3%)
Pepsi Bottling Group, Inc. (The)	1,600	54,256
PepsiCo, Inc.	700	50,540
		104,796

Biotechnology (2.0%)
Amgen, Inc. (NON)	1,900	79,382
Amylin Pharmaceuticals, Inc. (NON)	4,300	125,603
Applera Corp. - Applied Biosystems Group	4,500	147,870
Biogen Idec, Inc. (NON)	1,100	67,859
Genzyme Corp. (NON)	950	70,813
Medicines Co. (NON)	5,700	115,140
		606,667

Building Materials (0.9%)
Sherwin-Williams Co. (The)	2,900	148,016
Stanley Works (The)	2,400	114,288
		262,304

Cable Television (0.9%)
Liberty Global, Inc. Class A (NON)	7,700	262,416

Chemicals (1.7%)
Celanese Corp. Ser. A	500	19,525
Fertilizantes Fosfatados SA (Preference) (Brazil)	2,200	103,748
Monsanto Co.	800	89,200
Potash Corp. of Saskatchewan (Canada)	700	108,647
Sigma-Adrich Corp.	1,800	107,370
Terra Industries, Inc. (NON)	2,300	81,719
		510,209

Coal (1.4%)
CONSOL Energy, Inc.	2,300	159,137
Massey Energy Co.	4,200	153,300
Patriot Coal Corp. (NON)	2,500	117,425
		429,862

Commercial and Consumer Services (1.2%)
Dun & Bradstreet Corp. (The)	800	65,104
Equifax, Inc.	5,450	187,916
Morningstar, Inc. (NON)	1,500	92,025
Visa, Inc. Class A (NON)	430	26,815
		371,860

Communications Equipment (2.0%)
Cisco Systems, Inc. (NON)	10,006	241,045
F5 Networks, Inc. (NON)	6,400	116,288
Foundry Networks, Inc. (NON)	6,600	76,428
Harris Corp.	3,456	167,720
		601,481

Computers (3.9%)

ANSYS, Inc. (NON)	3,199	110,429
Apple Computer, Inc. (NON)	1,450	208,075
Electronics for Imaging, Inc. (NON)	3,247	48,445
EMC Corp. (NON)	5,150	73,851
IBM Corp.	700	80,598
Jack Henry & Associates, Inc.	5,400	133,218
National Instruments Corp.	5,000	130,700
NCR Corp. (NON)	7,400	168,942
NetApp, Inc. (NON)	1,350	27,068
Nuance Communications, Inc. (NON)	7,100	123,611
Solera Holdings, Inc. (NON)	3,700	90,132
		1,195,069

Conglomerates (0.4%)
Danaher Corp.	700	53,221
Honeywell International, Inc.	850	47,957
Tyco International, Ltd. (Bermuda)	700	30,835
		132,013

Construction (0.7%)
Chicago Bridge & Iron Co., NV (Netherlands)	5,600	219,744

Consumer Finance (0.4%)
Capital One Financial Corp.	2,050	100,901
Mastercard, Inc. Class A	100	22,299
		123,200

Consumer Goods (1.2%)
Blyth Industries, Inc.	4,600	90,712
Procter & Gamble Co. (The)	3,200	224,224
Unilever NV (NY Shares) ADR (Netherlands)	950	32,044
		346,980

Electric Utilities (0.5%)
PNM Resources, Inc.	13,300	165,851

Electrical Equipment (0.3%)
Molex, Inc.	4,000	92,640

Electronics (3.4%)
Altera Corp.	8,800	162,184
Amphenol Corp. Class A	4,800	178,800
Analog Devices, Inc.	3,600	106,272
General Cable Corp. (NON)	1,300	76,791
Intel Corp.	9,100	192,738
National Semiconductor Corp.	2,300	42,136
Texas Instruments, Inc.	2,900	81,983
Trimble Navigation, Ltd. (NON)	2,300	65,757
Xilinx, Inc.	5,800	137,750
		1,044,411

Energy (5.8%)
BJ Services Co.	4,700	133,997
Cameron International Corp. (NON)	7,200	299,808
Core Laboratories NV (Netherlands) (NON)	1,400	167,020
Dresser-Rand Group, Inc. (NON)	300	9,225
Dril-Quip, Inc. (NON)	3,400	157,998
FMC Technologies, Inc. (NON)	5,650	321,429
Global Industries, Ltd. (NON)	1,050	16,895
Grant Prideco, Inc. (NON)	550	27,071
Halliburton Co.	2,200	86,526
Hercules Offshore, Inc. (NON) (S)	8,800	221,056
National-Oilwell Varco, Inc. (NON)	750	43,785
Oceaneering International, Inc. (NON)	1,700	107,100
Smith International, Inc.	2,500	160,575
		1,752,485

Energy (Other) (0.5%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	3,000	148,530

Engineering & Construction (2.2%)
KBR, Inc.	8,000	221,840
McDermott International, Inc. (NON)	7,900	433,078
		654,918

Environmental (1.3%)
Foster Wheeler, Ltd. (NON)	6,800	385,016

Financial (1.4%)
Assurant, Inc.	950	57,817
Intercontinental Exchange, Inc. (NON)	1,225	159,863
Nasdaq OMX Group, Inc. (The) (NON)	5,190	200,645
		418,325

Food (0.8%)
Bunge, Ltd.	900	78,192

Cal-Maine Foods, Inc. (S)	2,100	70,098
Cosan, Ltd. Class A (Brazil) (NON)	6,800	83,776
Sara Lee Corp.	1,500	20,970
		253,036

Forest Products and Packaging (0.7%)
Plum Creek Timber Company, Inc. (R)	5,400	219,780

Health Care Services (7.1%)
Aetna, Inc.	1,450	61,031
Amedisys, Inc. (NON)	4,000	157,360
AmerisourceBergen Corp.	1,900	77,862
Cerner Corp. (NON)	3,100	115,568
Charles River Laboratories International, Inc. (NON)	3,300	194,502
DaVita, Inc. (NON)	5,300	253,128
Express Scripts, Inc. (NON)	1,800	115,776
Health Net, Inc. (NON)	2,200	67,760
Henry Schein, Inc. (NON)	1,900	109,060
Humana, Inc. (NON)	700	31,402
IMS Health, Inc.	7,700	161,777
Laboratory Corp. of America Holdings (NON)	3,700	272,616
Lincare Holdings, Inc. (NON)	5,600	157,416
Medco Health Solutions, Inc. (NON)	2,450	107,286
Pediatrix Medical Group, Inc. (NON)	1,700	114,580
UnitedHealth Group, Inc.	2,099	72,122
WellPoint, Inc. (NON)	1,700	75,021
		2,144,267

Insurance (0.5%)
American International Group, Inc.	2,250	97,313
Berkshire Hathaway, Inc. Class B (NON)	13	58,148
		155,461

Investment Banking/Brokerage (0.9%)
BlackRock, Inc.	300	61,254
Blackstone Group LP (The)	2,915	46,290
Goldman Sachs Group, Inc. (The)	771	127,516
T. Rowe Price Group, Inc.	1,050	52,500
		287,560

Machinery (2.2%)
AGCO Corp. (NON)	6,400	383,232
Caterpillar, Inc.	1,800	140,922
Joy Global, Inc.	800	52,128
Parker-Hannifin Corp.	750	51,953
Terex Corp. (NON)	600	37,500
		665,735

Manufacturing (0.5%)
Mettler-Toledo International, Inc. (NON)	1,650	160,248

Media (0.2%)
Walt Disney Co. (The)	1,800	56,484

Medical Technology (5.8%)
Becton, Dickinson and Co.	1,250	107,313
C.R. Bard, Inc.	3,500	337,400
Cepheid, Inc. (NON)	2,200	53,658
DENTSPLY International, Inc.	7,000	270,200
Hospira, Inc. (NON)	1,450	62,017
Kinetic Concepts, Inc. (NON)	3,970	183,533
Medtronic, Inc.	2,500	120,925
PerkinElmer, Inc.	5,400	130,950
St. Jude Medical, Inc. (NON)	2,000	86,380
Varian Medical Systems, Inc. (NON)	3,700	173,308
Waters Corp. (NON)	2,600	144,820
West Pharmaceutical Services, Inc.	2,300	101,729
		1,772,233

Metals (5.2%)
AK Steel Holding Corp.	3,400	185,028
Cia de Minas Buenaventura SA ADR (Peru)	1,400	95,900
FNX Mining Co., Inc. (Canada) (NON)	3,400	95,277
Franco-Nevada Corp. (Canada) (NON)	5,300	104,392
Freeport-McMoRan Copper & Gold, Inc. Class B	700	67,354
Ivanhoe Mines Ltd. (Canada) (NON) (S)	13,300	137,256
PAN American Silver Corp. (Canada) (NON)	4,200	161,154
Southern Copper Corp. (S)	2,400	249,192
Steel Dynamics, Inc.	10,200	337,008
Yamana Gold, Inc. (Canada)	10,500	153,510
		1,586,071

Natural Gas Utilities (1.4%)
Equitable Resources, Inc.	4,900	288,610
Questar Corp.	2,100	118,776
		407,386

Oil & Gas (6.3%)
Chesapeake Energy Corp.	3,800	175,370
Chevron Corp.	900	76,824
ConocoPhillips	2,100	160,041
Denbury Resources, Inc. (NON)	8,300	236,965
Devon Energy Corp.	850	88,681
Exxon Mobil Corp.	2,050	173,389
Helmerich & Payne, Inc.	3,800	178,106
Hess Corp.	800	70,544
Nabors Industries, Ltd. (Bermuda) (NON)	2,200	74,294
Occidental Petroleum Corp.	2,100	153,657
Patterson-UTI Energy, Inc.	4,234	110,846
Southwestern Energy Co. (NON)	7,600	256,044
Sunoco, Inc.	800	41,976
Tesoro Corp.	800	24,000
Valero Energy Corp.	1,950	95,765
		1,916,502

Pharmaceuticals (3.4%)
Cephalon, Inc. (NON)	4,600	296,240
Eli Lilly Co.	800	41,272
Endo Pharmaceuticals Holdings, Inc. (NON)	2,600	62,244
Forest Laboratories, Inc. (NON)	500	20,005
Johnson & Johnson	3,500	227,045
Merck & Co., Inc.	4,150	157,493
Schering-Plough Corp.	2,250	32,423
Watson Pharmaceuticals, Inc. (NON)	5,300	155,396
Wyeth	950	39,672
		1,031,790

Power Producers (0.2%)
AES Corp. (The) (NON)	2,750	45,843

Publishing (0.2%)
McGraw-Hill Cos., Inc. (The)	2,000	73,900

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	4,849	104,932
Jones Lang LaSalle, Inc.	650	50,271
Kimco Realty Corp. (R)	1,900	74,423
Ventas, Inc. (R)	3,200	143,712
		373,338

Restaurants (1.0%)
Burger King Holdings, Inc.	4,700	130,002
Jack in the Box, Inc. (NON)	4,000	107,480
Yum! Brands, Inc.	1,950	72,560
		310,042

Retail (5.0%)
Abercrombie & Fitch Co. Class A	1,900	138,966
Advance Auto Parts, Inc.	4,600	156,630
Aeropostale, Inc. (NON)	3,700	100,307
Best Buy Co., Inc.	1,650	68,409
Big Lots, Inc. (NON)	1,450	32,335
Brown Shoe Co., Inc.	6,600	99,462
Cash America International, Inc.	6,700	243,880
Childrens Place Retail Stores, Inc. (The) (NON) (S)	3,280	80,557
Costco Wholesale Corp.	850	55,225
CVS Caremark Corp.	2,250	91,148
Dollar Tree, Inc. (NON)	950	26,211
GOME Electrical Appliances Holdings, Ltd. (Hong Kong)	19,000	43,653
Kroger Co.	1,950	49,530
Lowe's Cos., Inc.	1,100	25,234
OfficeMax, Inc.	7,400	141,636
Priceline.com, Inc. (NON)	200	24,172
Ross Stores, Inc.	1,200	35,952
Safeway, Inc.	1,250	36,688
Staples, Inc.	600	13,266
TJX Cos., Inc. (The) (S)	1,200	39,684
		1,502,945

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	1,800	77,760

Software (3.9%)
Activision, Inc. (NON)	1,000	27,310
Adobe Systems, Inc. (NON)	3,850	137,022
Akamai Technologies, Inc. (NON)	2,600	73,216
Amdocs, Ltd. (Guernsey) (NON)	4,800	136,128
Autodesk, Inc. (NON)	1,150	36,202
BMC Software, Inc. (NON)	4,100	133,332
Informatica Corp. (NON)	4,500	76,770
McAfee, Inc. (NON)	3,200	105,888
Microsoft Corp.	9,300	263,934
Red Hat, Inc. (NON)	8,500	156,315
Symantec Corp. (NON)	2,300	38,226
		1,184,343

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)			2,600	130,286

Technology Services (1.4%)
Accenture, Ltd. Class A (Bermuda)			2,500	87,925
eBay, Inc. (NON)			4,750	141,740
Fiserv, Inc. (NON)			2,500	120,225
Google, Inc. Class A (NON)			192	84,570
				434,460

Telecommunications (0.3%)
NeuStar, Inc. Class A (NON)			3,900	103,272

Textiles (0.2%)
Coach, Inc. (NON)			1,100	33,165
NIKE, Inc. Class B			500	34,000
				67,165

Tobacco (0.3%)
Altria Group, Inc.			700	15,540
Loews Corp. - Carolina Group			600	43,530
Philip Morris International, Inc. (NON)			700	35,406
				94,476

Toys (0.4%)
Hasbro, Inc.			4,600	128,340

Transportation Services (0.3%)
Landstar Systems, Inc.			1,800	93,888

Waste Management (0.1%)
Republic Services, Inc.			1,400	40,923

Total common stocks (cost $25,778,773)				$27,547,699

INVESTMENT COMPANIES (1.9%)(a) (cost $584,782)
			Shares	Value

S&P 500 Index Depository Receipts (SPDR Trust Series
1) (S)			4,350	$573,983

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Genting Berhad 144A (Malaysia)	1/20/10	-	50,714	$103,964
Gome Electrical Appliances Holdings 144A (Hong Kong)	2/19/09	-	42,000	96,492

Total warrants (cost $212,523)				$200,456

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $42,356)
			Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $42,356) (Private)(RES)(NON)(F)			16,600	$2

SHORT-TERM INVESTMENTS (11.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$1,237,779	$1,236,184
Putnam Prime Money Market Fund (e)			2,168,401	2,168,401

Total short-term investments (cost $3,404,585)				$3,404,585

TOTAL INVESTMENTS

Total investments (cost $30,023,019) (b)				$31,726,725

NOTES

(a) Percentages indicated are based on net assets of $30,447,006.

(b) The aggregate identified cost on a tax basis is $30,106,849, resulting in gross unrealized appreciation and depreciation of $3,238,428 and $1,618,552, respectively, or net unrealized appreciation of $1,619,876.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2008 was $2 or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $1,199,971. The fund received cash collateral of $1,236,184 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,758 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $5,486,311 and $4,382,692, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $200,456 have been designated as collateral for structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$30,290,083	$-

Level 2	$1,436,640	$-

Level 3	$2	$-

Total	$31,726,725	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2008

	Investment in Securities	Other Financial Instruments*
Balance as of December 31, 2007	$1,103	$-
Accrued discounts/premiums	$-	$-
Realized Gain / Loss	$1,029	$-
Change in net unrealized appreciation (depreciation)	$(1,101)	$-
Net Realized and Unrealized Gain (Loss)	$(72)	$-
Net Purchases / Sales	$(1,029)	$-
Net Transfers in and/or out of Level 3	$-	$-
Balance as of March 31, 2008	$2	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund
The fund's portfolio
3/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (49.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$3,064,093	$3,193,240

U.S. Government Agency Mortgage Obligations (48.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from May 1, 2021 to
September 1, 2021		584,710	602,708
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from October 1, 2033 to
November 1, 2037		5,884,567	6,102,880
6 1/2s, TBA, May 1, 2038		1,000,000	1,033,594
6 1/2s, TBA, April 1, 2038		1,000,000	1,035,547
6s, with due dates from May 1, 2035 to
September 1, 2037		5,703,811	5,857,306
6s, May 1, 2021		1,472,542	1,518,789
6s, TBA, April 1, 2038		3,000,000	3,072,422
5 1/2s, December 1, 2037		2,010,954	2,031,849
5 1/2s, with due dates from February 1, 2020 to
March 1, 2021		1,179,649	1,208,526
5 1/2s, TBA, May 1, 2038		45,000,000	45,323,438
5 1/2s, TBA, April 1, 2038		69,000,000	69,641,486
5s, with due dates from December 1, 2019 to
June 1, 2021		452,533	458,390
5s, TBA, April 1, 2038		74,000,000	73,225,309
4 1/2s, with due dates from August 1, 2033 to
May 1, 2034		2,432,963	2,353,349
			213,465,593

Total U.S. government and agency mortgage obligations (cost $214,738,077)			$216,658,833

U.S. TREASURY OBLIGATIONS (18.6%)(a)
		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$22,252,486
6 1/4s, August 15, 2023		8,570,000	10,589,306
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	17,503,667
3 1/4s, August 15, 2008		12,217,000	12,301,946
U.S. Treasury Strip zero %, November 15, 2024		40,835,000	19,239,312

Total U.S. treasury obligations (cost $73,309,621)			$81,886,717

COLLATERALIZED MORTGAGE OBLIGATIONS (28.1%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.099s, 2036		$43,000	$2,498
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.659s, 2049		148,000	146,900
Ser. 07-2, Class A2, 5.634s, 2049		439,000	431,256
Ser. 05-6, Class A2, 5.165s, 2047		980,000	978,842
Ser. 07-5, Class XW, Interest Only (IO), 0.608s, 2051		44,489,690	1,150,321
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	109,002
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	208,135
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
IO, 5 1/2s, 2034		2,719,122	495,337
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 4.818s, 2022		476,000	395,080
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		1,218,223	171,526
Ser. 07-1, Class S, IO, 1.211s, 2037		3,125,992	339,483
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.189s, 2032		189,000	182,805
Ser. 07-PW17, Class A3, 5.736s, 2050		1,832,000	1,714,239
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.06s, 2050		52,729,225	451,125
Broadgate Financing PLC sec. FRB Ser. D, 6.626s, 2023
(United Kingdom)	GBP	307,075	461,986
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 4.051s, 2037		$1,371,410	109,488
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		94,000	92,712
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.062s, 2044		30,747,640	272,319
Countrywide Alternative Loan Trust IFB Ser. 04-2CB,
Class 1A5, IO, 5.001s, 2034		1,812,697	102,106
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.16s,
2035		2,303,620	51,189
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 2.89s, 2035		1,750,028	143,646
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039		711,000	714,070

Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	8,934,150
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 3.199s, 2017		179,000	163,785
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,228,043
Ser. 98-C1, Class F, 6s, 2040		758,000	530,600
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	82,500
FRB Ser. 05-TFLA, Class L, 4.668s, 2020		534,000	453,900
FRB Ser. 05-TFLA, Class K, 4.118s, 2020		291,000	258,990
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.251s, 2031		3,406,264	111,236
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	196,300
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		723,280	574,870
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.428s, 2014 (Ireland)	GBP	371,000	577,505
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.434s, 2014 (United Kingdom)	GBP	202,732	300,222
Fannie Mae
IFB Ser. 06-70, Class SM, 32.736s, 2036		$162,677	217,670
IFB Ser. 06-62, Class PS, 24.308s, 2036		412,063	571,207
IFB Ser. 06-76, Class QB, 24.008s, 2036		1,152,855	1,602,536
IFB Ser. 06-63, Class SP, 23.708s, 2036		1,259,733	1,726,971
IFB Ser. 07-W7, Class 1A4, 23.588s, 2037		430,591	581,102
IFB Ser. 06-104, Class GS, 21.145s, 2036		258,078	341,964
IFB Ser. 06-60, Class TK, 18.205s, 2036		360,362	449,916
IFB Ser. 05-25, Class PS, 16.726s, 2035		604,252	751,371
IFB Ser. 05-74, Class CP, 15.221s, 2035		361,310	440,521
IFB Ser. 05-115, Class NQ, 15.192s, 2036		204,547	239,734
IFB Ser. 06-27, Class SP, 15.038s, 2036		575,000	696,857
IFB Ser. 06-8, Class HP, 15.038s, 2036		600,780	730,366
IFB Ser. 06-8, Class WK, 15.038s, 2036		959,066	1,156,019
IFB Ser. 05-106, Class US, 15.038s, 2035		871,677	1,063,043
IFB Ser. 05-99, Class SA, 15.038s, 2035		426,530	505,192
IFB Ser. 06-60, Class CS, 14.561s, 2036		580,031	663,277
IFB Ser. 05-74, Class CS, 12.873s, 2035		412,301	477,771
IFB Ser. 04-79, Class S, 12.653s, 2032		702,655	790,182
IFB Ser. 05-114, Class SP, 12.433s, 2036		256,061	282,050
IFB Ser. 05-95, Class OP, 12.328s, 2035		256,451	287,317
IFB Ser. 06-62, Class NS, 12.092s, 2036		199,536	206,271
IFB Ser. 05-83, Class QP, 10.637s, 2034		145,919	157,391
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		196,727	216,301
Ser. 02-T19, Class A3, 7 1/2s, 2042		133,781	146,514
Ser. 02-14, Class A2, 7 1/2s, 2042		1,091	1,187
Ser. 01-T10, Class A2, 7 1/2s, 2041		174,401	189,606
Ser. 02-T4, Class A3, 7 1/2s, 2041		576	626
Ser. 01-T3, Class A1, 7 1/2s, 2040		114,099	123,825
Ser. 01-T1, Class A1, 7 1/2s, 2040		347,467	377,978
Ser. 99-T2, Class A1, 7 1/2s, 2039		138,501	153,798
Ser. 00-T6, Class A1, 7 1/2s, 2030		67,263	72,208
Ser. 01-T4, Class A1, 7 1/2s, 2028		326,811	359,802
Ser. 01-T10, Class A1, 7s, 2041		614,140	660,794
Ser. 371, Class 2, IO, 6 1/2s, 2036		11,818,828	2,420,032
Ser. 363, Class 2, IO, 5 1/2s, 2035		906,317	198,066
IFB Ser. 07-W6, Class 6A2, IO, 5.201s, 2037		851,656	111,773
IFB Ser. 06-90, Class SE, IO, 5.201s, 2036		1,850,941	267,497
IFB Ser. 04-51, Class XP, IO, 5.101s, 2034		1,959,212	217,580
IFB Ser. 03-66, Class SA, IO, 5.051s, 2033		708,871	88,413
IFB Ser. 08-7, Class SA, IO, 4.951s, 2038		4,021,899	519,078
IFB Ser. 07-W6, Class 5A2, IO, 4.691s, 2037		1,127,922	144,119
IFB Ser. 07-W2, Class 3A2, IO, 4.681s, 2037		1,121,553	137,739
IFB Ser. 06-115, Class BI, IO, 4.661s, 2036		1,158,657	106,564
IFB Ser. 05-113, Class AI, IO, 4.631s, 2036		597,088	72,729
IFB Ser. 05-113, Class DI, IO, 4.631s, 2036		913,214	94,425
IFB Ser. 07-60, Class AX, IO, 4.551s, 2037		2,890,452	328,756
IFB Ser. 06-60, Class SI, IO, 4.551s, 2036		1,112,462	135,317
IFB Ser. 06-60, Class UI, IO, 4.551s, 2036		452,002	57,623
IFB Ser. 07-W7, Class 3A2, IO, 4.531s, 2037		1,584,835	183,497
IFB Ser. 06-60, Class DI, IO, 4.471s, 2035		1,384,079	134,235
IFB Ser. 07-23, Class SI, IO, 4.171s, 2037		331,142	31,935
IFB Ser. 07-54, Class CI, IO, 4.161s, 2037		1,079,558	115,702
IFB Ser. 07-39, Class JI, IO, 4.161s, 2037		770,847	68,529
IFB Ser. 07-39, Class PI, IO, 4.161s, 2037		710,871	70,595
IFB Ser. 07-30, Class WI, IO, 4.161s, 2037		4,232,653	405,722
IFB Ser. 07-28, Class SE, IO, 4.151s, 2037		198,228	20,675
IFB Ser. 07-22, Class S, IO, 4.151s, 2037		17,318,617	1,848,972
IFB Ser. 06-128, Class SH, IO, 4.151s, 2037		770,170	69,650
IFB Ser. 06-56, Class SM, IO, 4.151s, 2036		1,081,076	113,307
IFB Ser. 06-12, Class SD, IO, 4.151s, 2035		2,839,795	350,952
IFB Ser. 05-90, Class SP, IO, 4.151s, 2035		561,480	60,056
IFB Ser. 05-12, Class SC, IO, 4.151s, 2035		702,328	66,537
IFB Ser. 07-W5, Class 2A2, IO, 4.141s, 2037		415,711	42,206
IFB Ser. 07-30, Class IE, IO, 4.141s, 2037		2,061,591	265,147
IFB Ser. 06-123, Class CI, IO, 4.141s, 2037		1,830,137	187,590
IFB Ser. 06-123, Class UI, IO, 4.141s, 2037		758,397	77,569
IFB Ser. 07-15, Class BI, IO, 4.101s, 2037		1,354,597	139,031
IFB Ser. 06-126, Class CS, IO, 4.101s, 2037		1,404,443	129,850
IFB Ser. 06-16, Class SM, IO, 4.101s, 2036		2,075,199	239,583
IFB Ser. 05-95, Class CI, IO, 4.101s, 2035		939,884	108,391
IFB Ser. 05-84, Class SG, IO, 4.101s, 2035		1,554,255	169,890
IFB Ser. 05-57, Class NI, IO, 4.101s, 2035		389,741	42,181
IFB Ser. 05-104, Class NI, IO, 4.101s, 2035		1,068,206	118,003
IFB Ser. 05-83, Class QI, IO, 4.091s, 2035		250,310	31,247
IFB Ser. 06-128, Class GS, IO, 4.081s, 2037		1,210,152	126,551

IFB Ser. 05-83, Class SL, IO, 4.071s, 2035	2,673,229	261,987
Ser. 06-116, Class ES, IO, 4.051s, 2036	163,230	14,519
IFB Ser. 06-114, Class IS, IO, 4.051s, 2036	869,863	81,524
IFB Ser. 06-115, Class IE, IO, 4.041s, 2036	670,903	74,927
IFB Ser. 06-117, Class SA, IO, 4.041s, 2036	1,011,029	94,081
IFB Ser. 06-121, Class SD, IO, 4.041s, 2036	126,855	11,983
IFB Ser. 06-109, Class SG, IO, 4.031s, 2036	296,490	28,139
IFB Ser. 06-104, Class SY, IO, 4.021s, 2036	264,913	24,078
IFB Ser. 06-109, Class SH, IO, 4.021s, 2036	839,388	97,570
IFB Ser. 06-111, Class SA, IO, 4.021s, 2036	6,980,930	732,816
IFB Ser. 07-W6, Class 4A2, IO, 4.001s, 2037	4,564,011	479,904
IFB Ser. 06-128, Class SC, IO, 4.001s, 2037	1,071,307	104,098
IFB Ser. 06-43, Class SI, IO, 4.001s, 2036	1,611,971	148,780
IFB Ser. 06-8, Class JH, IO, 4.001s, 2036	3,336,456	362,035
IFB Ser. 05-122, Class SG, IO, 4.001s, 2035	1,002,601	110,498
IFB Ser. 05-95, Class OI, IO, 3.991s, 2035	141,446	18,254
IFB Ser. 06-92, Class LI, IO, 3.981s, 2036	982,862	96,003
IFB Ser. 06-99, Class AS, IO, 3.981s, 2036	422,882	42,845
IFB Ser. 06-98, Class SQ, IO, 3.971s, 2036	12,411,939	1,177,026
IFB Ser. 06-85, Class TS, IO, 3.961s, 2036	2,275,930	203,885
IFB Ser. 07-75, Class PI, IO, 3.941s, 2037	1,245,008	116,338
IFB Ser. 07-88, Class MI, IO, 3.921s, 2037	357,398	32,264
IFB Ser. 07-103, Class AI, IO, 3.901s, 2037	4,581,344	464,987
IFB Ser. 07-15, Class NI, IO, 3.901s, 2022	2,003,157	169,867
IFB Ser. 07-106, Class SM, IO, 3.861s, 2037	2,895,658	257,896
IFB Ser. 08-3, Class SC, IO, 3.851s, 2038	1,811,431	186,379
IFB Ser. 07-109, Class XI, IO, 3.851s, 2037	787,077	80,263
IFB Ser. 07-109, Class YI, IO, 3.851s, 2037	1,037,016	93,012
IFB Ser. 07-W8, Class 2A2, IO, 3.851s, 2037	2,024,740	209,480
IFB Ser. 06-79, Class SH, IO, 3.851s, 2036	1,966,180	213,822
IFB Ser. 07-54, Class KI, IO, 3.841s, 2037	538,849	49,016
IFB Ser. 07-30, Class JS, IO, 3.841s, 2037	1,923,009	187,229
IFB Ser. 07-30, Class LI, IO, 3.841s, 2037	2,031,646	200,309
IFB Ser. 07-W2, Class 1A2, IO, 3.831s, 2037	885,499	86,495
IFB Ser. 07-106, Class SN, IO, 3.811s, 2037	1,241,367	107,262
IFB Ser. 07-54, Class IA, IO, 3.811s, 2037	939,678	91,682
IFB Ser. 07-54, Class IB, IO, 3.811s, 2037	939,678	91,682
IFB Ser. 07-54, Class IC, IO, 3.811s, 2037	939,678	91,682
IFB Ser. 07-54, Class ID, IO, 3.811s, 2037	939,678	91,682
IFB Ser. 07-54, Class IE, IO, 3.811s, 2037	939,678	91,682
IFB Ser. 07-54, Class IF, IO, 3.811s, 2037	1,513,618	147,680
IFB Ser. 07-54, Class NI, IO, 3.811s, 2037	890,523	87,006
IFB Ser. 07-54, Class UI, IO, 3.811s, 2037	1,356,881	148,636
IFB Ser. 07-91, Class AS, IO, 3.801s, 2037	823,061	75,399
IFB Ser. 07-91, Class HS, IO, 3.801s, 2037	880,075	79,276
IFB Ser. 07-15, Class CI, IO, 3.781s, 2037	3,379,695	325,786
IFB Ser. 06-123, Class BI, IO, 3.781s, 2037	4,447,949	413,855
IFB Ser. 06-115, Class JI, IO, 3.781s, 2036	2,480,262	238,000
IFB Ser. 07-109, Class PI, IO, 3.751s, 2037	1,220,230	116,070
IFB Ser. 06-123, Class LI, IO, 3.721s, 2037	1,650,492	150,679
IFB Ser. 08-1, Class DI, IO, 3.661s, 2038	1,661,175	132,652
IFB Ser. 08-1, Class NI, IO, 3.651s, 2037	2,017,713	166,110
IFB Ser. 08-13, Class SA, IO, 3.621s, 2038	5,839,152	511,837
IFB Ser. 07-39, Class AI, IO, 3.521s, 2037	1,756,699	145,154
IFB Ser. 07-32, Class SD, IO, 3.511s, 2037	1,115,034	95,126
IFB Ser. 07-30, Class UI, IO, 3.501s, 2037	915,045	82,339
IFB Ser. 07-32, Class SC, IO, 3.501s, 2037	1,597,553	136,354
IFB Ser. 07-1, Class CI, IO, 3.501s, 2037	1,066,587	93,125
IFB Ser. 05-74, Class SE, IO, 3.501s, 2035	1,137,863	88,781
IFB Ser. 05-14, Class SE, IO, 3.451s, 2035	721,929	54,112
IFB Ser. 08-1, Class BI, IO, 3.311s, 2038	2,853,891	184,526
IFB Ser. 07-75, Class ID, IO, 3.271s, 2037	1,345,691	112,515
IFB Ser. 08-33, Class SA, IO, 2.942s, 2038	6,564,000	530,568
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	1,788,851	63,210
Ser. 03-W10, Class 3A, IO, 0.778s, 2043	3,180,716	47,445
Ser. 00-T6, IO, 0.761s, 2030	2,988,337	45,470
Ser. 03-W10, Class 1A, IO, 0.743s, 2043	2,630,054	32,899
Ser. 02-T18, IO, 0.514s, 2042	4,907,215	69,606
Ser. 06-117, Class OA, Principal Only (PO), zero %,
2036	84,747	64,222
Ser. 06-84, Class OP, PO, zero %, 2036	6,825	6,807
Ser. 06-56, Class XF, zero %, 2036	79,662	78,026
Ser. 04-38, Class AO, PO, zero %, 2034	311,236	233,058
Ser. 04-61, Class CO, PO, zero %, 2031	327,529	289,697
Ser. 99-51, Class N, PO, zero %, 2029	52,861	45,457
Ser. 07-31, Class TS, IO, zero %, 2009	2,365,972	69,751
Ser. 07-15, Class IM, IO, zero %, 2009	928,033	23,327
Ser. 07-16, Class TS, IO, zero %, 2009	3,779,651	103,990
FRB Ser. 06-54, Class CF, zero %, 2035	118,071	112,831
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	2,510	2,751
Ser. T-60, Class 1A2, 7s, 2044	1,126,331	1,221,859
IFB Ser. T-56, Class 2ASI, IO, 5.501s, 2043	605,797	80,647
Ser. T-57, Class 1AX, IO, 0.446s, 2043	1,409,317	16,295
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.339s, 2020	4,510,956	238,267
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.058s, 2039	357,451	357,451
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	224,171
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	377,982
Freddie Mac
IFB Ser. 3153, Class JS, 19.013s, 2036	521,957	682,463

IFB Ser. 3182, Class PS, 17.33s, 2032	154,100	200,540
IFB Ser. 3081, Class DC, 16.481s, 2035	345,743	424,990
IFB Ser. 3114, Class GK, 15.13s, 2036	238,982	292,132
IFB Ser. 2979, Class AS, 13.942s, 2034	154,385	176,631
IFB Ser. 3149, Class SU, 11.914s, 2036	339,200	372,765
IFB Ser. 3065, Class DC, 11.408s, 2035	557,894	618,092
IFB Ser. 3226, Class TY, 10.397s, 2036	964,080	1,000,558
IFB Ser. 3012, Class FS, 9.831s, 2035	455,265	479,663
IFB Ser. 3184, Class SP, IO, 4.533s, 2033	1,699,144	188,237
IFB Ser. 2882, Class LS, IO, 4.383s, 2034	542,063	63,171
IFB Ser. 3203, Class SH, IO, 4.323s, 2036	968,352	120,511
IFB Ser. 2594, Class SE, IO, 4.233s, 2030	323,098	24,236
IFB Ser. 2828, Class TI, IO, 4.233s, 2030	488,037	52,337
IFB Ser. 3397, Class GS, IO, 4.183s, 2037	811,277	73,395
IFB Ser. 3311, Class BI, IO, 3.943s, 2037	990,563	86,544
IFB Ser. 3297, Class BI, IO, 3.943s, 2037	3,060,469	327,539
IFB Ser. 3284, Class IV, IO, 3.933s, 2037	737,011	85,161
IFB Ser. 3287, Class SD, IO, 3.933s, 2037	1,082,743	105,194
IFB Ser. 3281, Class BI, IO, 3.933s, 2037	545,985	56,038
IFB Ser. 3281, Class CI, IO, 3.933s, 2037	531,576	45,859
IFB Ser. 3249, Class SI, IO, 3.933s, 2036	468,112	56,048
IFB Ser. 3028, Class ES, IO, 3.933s, 2035	2,578,067	289,424
IFB Ser. 3042, Class SP, IO, 3.933s, 2035	808,509	85,843
IFB Ser. 3045, Class DI, IO, 3.913s, 2035	3,036,836	273,929
IFB Ser. 3236, Class ES, IO, 3.883s, 2036	96,137	8,480
IFB Ser. 3136, Class NS, IO, 3.883s, 2036	730,772	74,918
IFB Ser. 3054, Class CS, IO, 3.883s, 2035	546,585	41,822
IFB Ser. 3107, Class DC, IO, 3.883s, 2035	2,758,574	320,771
IFB Ser. 3066, Class SI, IO, 3.883s, 2035	1,760,475	199,450
IFB Ser. 2950, Class SM, IO, 3.883s, 2016	404,363	38,443
IFB Ser. 3256, Class S, IO, 3.873s, 2036	1,867,858	195,912
IFB Ser. 3031, Class BI, IO, 3.872s, 2035	501,017	63,539
IFB Ser. 3370, Class TS, IO, 3.853s, 2037	3,326,234	325,217
IFB Ser. 3244, Class SB, IO, 3.843s, 2036	780,178	76,179
IFB Ser. 3244, Class SG, IO, 3.843s, 2036	900,410	94,172
IFB Ser. 3236, Class IS, IO, 3.833s, 2036	1,563,790	146,977
IFB Ser. 3033, Class SG, IO, 3.833s, 2035	848,585	78,834
IFB Ser. 3114, Class TS, IO, 3.833s, 2030	3,123,163	276,589
IFB Ser. 3128, Class JI, IO, 3.813s, 2036	317,299	32,849
IFB Ser. 3240, Class S, IO, 3.803s, 2036	2,868,850	276,999
IFB Ser. 3229, Class BI, IO, 3.803s, 2036	101,313	9,059
IFB Ser. 3153, Class JI, IO, 3.803s, 2036	1,453,482	137,694
IFB Ser. 3065, Class DI, IO, 3.803s, 2035	389,643	49,828
IFB Ser. 3145, Class GI, IO, 3.783s, 2036	259,121	28,817
IFB Ser. 3218, Class AS, IO, 3.763s, 2036	1,025,543	92,796
IFB Ser. 3221, Class SI, IO, 3.763s, 2036	1,275,473	117,510
IFB Ser. 3202, Class PI, IO, 3.723s, 2036	3,460,466	329,334
IFB Ser. 3355, Class MI, IO, 3.683s, 2037	874,110	80,750
IFB Ser. 3201, Class SG, IO, 3.683s, 2036	1,598,630	152,500
IFB Ser. 3203, Class SE, IO, 3.683s, 2036	1,443,590	134,059
IFB Ser. 3171, Class PS, IO, 3.668s, 2036	1,316,495	134,818
IFB Ser. 3152, Class SY, IO, 3.663s, 2036	2,508,107	272,246
IFB Ser. 3284, Class BI, IO, 3.633s, 2037	895,788	84,146
IFB Ser. 3260, Class SA, IO, 3.633s, 2037	957,492	69,698
IFB Ser. 3199, Class S, IO, 3.633s, 2036	2,292,325	223,581
IFB Ser. 3284, Class LI, IO, 3.623s, 2037	2,773,797	264,475
IFB Ser. 3281, Class AI, IO, 3.613s, 2037	3,437,779	333,888
IFB Ser. 3311, Class EI, IO, 3.593s, 2037	996,755	94,900
IFB Ser. 3311, Class IA, IO, 3.593s, 2037	1,437,616	144,718
IFB Ser. 3311, Class IB, IO, 3.593s, 2037	1,437,616	144,718
IFB Ser. 3311, Class IC, IO, 3.593s, 2037	1,437,616	144,718
IFB Ser. 3311, Class ID, IO, 3.593s, 2037	1,437,616	144,718
IFB Ser. 3311, Class IE, IO, 3.593s, 2037	2,163,412	217,780
IFB Ser. 3375, Class MS, IO, 3.583s, 2037	5,352,516	480,891
IFB Ser. 3240, Class GS, IO, 3.563s, 2036	1,714,915	162,000
IFB Ser. 3408, Class BI, IO, 3.443s, 2038	1,647,979	123,883
IFB Ser. 3339, Class TI, IO, 3.323s, 2037	2,093,124	192,236
IFB Ser. 3284, Class CI, IO, 3.303s, 2037	4,283,933	381,916
IFB Ser. 3016, Class SQ, IO, 3.293s, 2035	1,072,869	73,252
Ser. 246, PO, zero %, 2037	1,528,519	1,291,896
Ser. 3292, Class OA, PO, zero %, 2037	114,188	86,992
Ser. 3300, PO, zero %, 2037	616,238	522,075
Ser. 3139, Class CO, PO, zero %, 2036	81,029	63,190
Ser. 236, PO, zero %, 2036	297,981	248,461
FRB Ser. 3345, Class TY, zero %, 2037	178,250	154,743
FRB Ser. 3326, Class XF, zero %, 2037	140,339	134,264
FRB Ser. 3226, Class YW, zero %, 2036	307,834	293,368
FRB Ser. 3251, Class TC, zero %, 2036	734,574	738,607
FRB Ser. 3130, Class JF, zero %, 2036	271,579	261,841
FRB Ser. 3326, Class WF, zero %, 2035	132,115	126,769
FRB Ser. 3412, Class UF, zero %, 2035	369,643	328,924
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033	134,000	129,194
Ser. 00-1, Class G, 6.131s, 2033	468,000	372,383
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	418,345	399,634
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 24.986s, 2037	108,581	144,192
IFB Ser. 07-51, Class SP, 24.266s, 2037	96,737	122,310
IFB Ser. 05-66, Class SP, 11.442s, 2035	333,793	363,804
FRB Ser. 07-2, Class SA, IO, 4.844s, 2037	166,231	14,979
IFB Ser. 06-61, Class SM, IO, 4.844s, 2036	2,237,928	196,177
IFB Ser. 06-62, Class SI, IO, 4.844s, 2036	1,081,275	90,226
IFB Ser. 07-1, Class SL, IO, 4.824s, 2037	479,546	42,245
IFB Ser. 07-1, Class SM, IO, 4.814s, 2037	479,546	42,139

IFB Ser. 06-62, Class SA, IO, 4.804s, 2036	1,566,358	134,139
IFB Ser. 06-64, Class SB, IO, 4.804s, 2036	1,554,347	134,431
IFB Ser. 04-59, Class SC, IO, 4.383s, 2034	661,911	75,857
IFB Ser. 07-26, Class SG, IO, 4.314s, 2037	1,511,522	130,047
IFB Ser. 07-9, Class BI, IO, 4.284s, 2037	3,085,299	233,430
IFB Ser. 07-31, Class CI, IO, 4.274s, 2037	842,293	64,320
IFB Ser. 07-25, Class SA, IO, 4.264s, 2037	1,128,606	88,776
IFB Ser. 07-25, Class SB, IO, 4.264s, 2037	2,289,529	171,694
IFB Ser. 07-22, Class S, IO, 4.264s, 2037	819,115	87,307
IFB Ser. 07-11, Class SA, IO, 4.264s, 2037	843,707	69,281
IFB Ser. 07-14, Class SB, IO, 4.264s, 2037	809,528	65,519
IFB Ser. 05-84, Class AS, IO, 4.264s, 2035	2,901,145	266,203
FRB Ser. 07-40, Class SC, IO, 4.214s, 2037	137,242	10,410
FRB Ser. 07-40, Class SD, IO, 4.214s, 2037	137,242	10,410
FRB Ser. 07-40, Class SE, IO, 4.214s, 2037	137,242	10,410
FRB Ser. 07-42, Class SC, IO, 4.214s, 2037	265,602	19,997
IFB Ser. 07-51, Class SJ, IO, 4.214s, 2037	1,007,217	102,511
FRB Ser. 07-41, Class SM, IO, 4.164s, 2037	375,332	33,172
FRB Ser. 07-41, Class SN, IO, 4.164s, 2037	383,027	33,853
IFB Ser. 07-58, Class PS, IO, 4.164s, 2037	810,039	80,342
FRB Ser. 07-40, Class SG, IO, 4.144s, 2037	301,070	20,838
IFB Ser. 07-59, Class PS, IO, 4.134s, 2037	788,122	69,672
IFB Ser. 07-59, Class SP, IO, 4.134s, 2037	271,902	24,838
IFB Ser. 06-38, Class SG, IO, 4.114s, 2033	3,390,085	210,426
FRB Ser. 07-45, Class QA, IO, 4.104s, 2037	264,858	18,914
IFB Ser. 07-35, Class NY, IO, 4.083s, 2035	1,788,000	157,966
FRB Ser. 07-45, Class QB, IO, 4.064s, 2037	264,858	18,471
IFB Ser. 07-53, Class SG, IO, 4.064s, 2037	649,720	48,001
IFB Ser. 07-51, Class SG, IO, 4.044s, 2037	5,566,771	394,948
IFB Ser. 08-3, Class SA, IO, 4.014s, 2038	2,043,848	143,990
IFB Ser. 07-79, Class SY, IO, 4.014s, 2037	4,125,959	283,949
IFB Ser. 07-64, Class AI, IO, 4.014s, 2037	4,366,595	299,347
IFB Ser. 07-53, Class ES, IO, 4.014s, 2037	1,036,256	69,641
IFB Ser. 08-2, Class SB, IO, 3.984s, 2038	5,690,345	403,662
IFB Ser. 07-26, Class SD, IO, 3.983s, 2037	1,584,268	124,510
IFB Ser. 08-4, Class SA, IO, 3.98s, 2038	11,193,893	780,635
IFB Ser. 07-9, Class DI, IO, 3.974s, 2037	1,573,495	110,356
FRB Ser. 07-59, Class SC, IO, 3.964s, 2037	369,102	25,489
IFB Ser. 08-13, Class SA, IO, 3.964s, 2038	10,550,202	743,387
IFB Ser. 07-57, Class QA, IO, 3.964s, 2037	2,274,869	150,125
IFB Ser. 07-58, Class SA, IO, 3.964s, 2037	1,427,110	99,190
IFB Ser. 07-58, Class SC, IO, 3.964s, 2037	1,866,023	113,556
IFB Ser. 07-59, Class SA, IO, 3.964s, 2037	6,816,513	449,931
IFB Ser. 07-61, Class SA, IO, 3.964s, 2037	1,209,165	80,629
IFB Ser. 07-53, Class SC, IO, 3.964s, 2037	1,105,615	73,244
IFB Ser. 08-15, Class CI, IO, 3.954s, 2038	9,103,490	637,057
IFB Ser. 07-58, Class SD, IO, 3.954s, 2037	1,826,726	109,364
IFB Ser. 08-6, Class SC, IO, 3.939s, 2038	9,148,047	658,330
IFB Ser. 07-59, Class SD, IO, 3.934s, 2037	492,338	33,919
IFB Ser. 08-18, Class SG, IO, 3.864s, 2038	2,888,498	189,572
IFB Ser. 07-48, Class SB, IO, 3.833s, 2037	1,399,099	98,560
IFB Ser. 05-65, Class SI, IO, 3.814s, 2035	1,141,044	96,562
IFB Ser. 06-7, Class SB, IO, 3.784s, 2036	307,241	20,853
IFB Ser. 07-17, Class AI, IO, 3.733s, 2037	3,821,798	367,356
IFB Ser. 07-17, Class IB, IO, 3.714s, 2037	827,329	70,285
IFB Ser. 06-14, Class S, IO, 3.714s, 2036	1,275,877	93,318
IFB Ser. 07-78, Class SA, IO, 3.713s, 2037	5,994,785	484,265
IFB Ser. 06-11, Class ST, IO, 3.704s, 2036	798,352	55,343
IFB Ser. 07-9, Class AI, IO, 3.683s, 2037	1,856,049	147,023
IFB Ser. 07-27, Class SD, IO, 3.664s, 2037	813,801	52,343
IFB Ser. 07-19, Class SJ, IO, 3.664s, 2037	1,364,854	86,782
IFB Ser. 07-23, Class ST, IO, 3.664s, 2037	1,766,027	105,098
IFB Ser. 07-9, Class CI, IO, 3.664s, 2037	2,026,873	126,546
IFB Ser. 07-7, Class EI, IO, 3.664s, 2037	896,152	54,799
IFB Ser. 07-7, Class JI, IO, 3.664s, 2037	2,334,686	180,534
IFB Ser. 07-1, Class S, IO, 3.664s, 2037	1,888,031	120,479
IFB Ser. 07-3, Class SA, IO, 3.664s, 2037	1,806,807	114,788
IFB Ser. 05-71, Class SA, IO, 3.543s, 2035	3,391,415	281,382
IFB Ser. 07-25, Class KS, IO, 3.383s, 2037	1,853,419	169,125
IFB Ser. 07-21, Class S, IO, 3.383s, 2037	85,895	5,880
IFB Ser. 07-31, Class AI, IO, 3.363s, 2037	1,016,734	104,523
IFB Ser. 07-43, Class SC, IO, 3.283s, 2037	1,497,332	104,471
Ser. 99-31, Class MP, PO, zero %, 2029	153,560	136,352
FRB Ser. 07-71, Class TA, zero %, 2037	468,935	495,007
FRB Ser. 07-61, Class YC, zero %, 2037	542,565	539,507
FRB Ser. 07-33, Class TB, zero %, 2037	486,385	456,974
FRB Ser. 07-6, Class TD, zero %, 2037	439,964	416,453
FRB Ser. 98-2, Class EA, PO, zero %, 2028	50,727	43,658
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	295,000	280,466
Ser. 06-GG6, Class A2, 5.506s, 2038	1,099,000	1,097,747
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	83,340	20,835
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.709s, 2037	356,420	320,110
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	540,000	496,800
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	2,582,000	2,385,123
Ser. 07-CB20, Class A3, 5.863s, 2051	739,000	674,219
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	368,000	344,558
Ser. 07-CB20, Class A4, 5.794s, 2051	477,000	472,230
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.051s, 2051	53,252,455	590,570
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	209,841

Ser. 98-C4, Class J, 5.6s, 2035		379,000	315,391
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		804,000	790,911
Ser. 07-C7, Class XW, IO, 0.374s, 2045		51,597,496	1,315,736
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.08s, 2045		21,782,410	217,824
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 24.488s, 2036		577,238	713,353
IFB Ser. 07-5, Class 8A2, IO, 5.121s, 2036		1,040,705	98,145
IFB Ser. 07-4, Class 3A2, IO, 4.601s, 2037		913,673	91,746
IFB Ser. 06-5, Class 2A2, IO, 4.551s, 2036		1,878,856	155,507
IFB Ser. 06-7, Class 2A5, IO, 4.299s, 2036		2,763,974	258,724
IFB Ser. 07-2, Class 2A13, IO, 4.091s, 2037		1,517,089	138,988
IFB Ser. 06-9, Class 2A2, IO, 4.021s, 2037		1,784,736	182,369
IFB Ser. 06-7, Class 2A4, IO, 3.951s, 2036		3,008,795	217,537
IFB Ser. 06-6, Class 1A2, IO, 3.901s, 2036		1,125,197	80,117
IFB Ser. 06-6, Class 1A3, IO, 3.901s, 2036		1,583,783	127,707
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		1,436,680	1,394,010
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		463,000	254,650
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		167,000	83,500
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		76,000	34,200
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.787s, 2034		190,000	183,306
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		43,591,202	594,271
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035		304,714	291,002
Ser. 96-C2, Class JS, IO, 2.264s, 2028		919,912	80,060
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050		196,000	189,850
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		358,000	348,300
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017		2,114,341	557,657
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	899,847
FRB Ser. 08-T29, Class A3, 6.28s, 2043		611,000	598,193
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		218,000	198,019
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	938,400
Ser. 07-HQ13, Class X1, IO, 0.674s, 2044		23,529,118	760,932
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.302s, 2035		960,052	744,040
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 2.784s, 2012		10,738	1
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.39s,
2042 (United Kingdom)		433,000	426,339
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)		1,258,000	1,193,590
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)		1,528,000	1,429,138
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	97,660
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 4.091s, 2037		3,507,754	329,283
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.349s, 2038 (United Kingdom)	GBP	100,000	175,707
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$222,000	210,223
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	99,750
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	112,180
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	102,960
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	89,050
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.573s, 2037		3,028,327	245,979
Ser. 07-4, Class 1A4, IO, 1s, 2037		3,248,217	84,912
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.393s, 2045		2,888,524	190,416
Ser. 07-RF1, Class 1A, IO, 2.659s, 2037		4,094,071	247,862
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	165,399	311,747
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	342,759	559,753
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	179,168	329,037
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$698,000	703,534
Ser. 07-C34, IO, 0.356s, 2046		14,105,264	334,013
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 6.118s, 2018		363,000	290,400
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		8,021,872	37,757

Total collateralized mortgage obligations (cost $110,516,477)			$123,657,840

FOREIGN GOVERNMENT BONDS AND NOTES (20.9%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$520,000	$434,200
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	2,445,000	635,700
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		$936,921	779,987
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012		5,515,625	4,669,614
Brazil (Federal Republic of) bonds 6s, 2017		1,070,000	1,090,330

Brazil (Federal Republic of) notes zero %, 2017	BRL	281,000	1,380,769
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	715,542
Colombia (Republic of) notes 10s, 2012		$1,439,000	1,707,014
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		510,000	546,338
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2017		340,000	372,300
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012		290,088	294,439
Ecuador (Republic of) regs notes 9 3/8s, 2015		100,000	101,250
France (Government of) bonds 5 3/4s, 2032	EUR	2,945,000	5,385,869
France (Government of) bonds 5 1/2s, 2010	EUR	2,955,000	4,872,043
France (Government of) bonds 4s, 2009	EUR	920,000	1,458,478
Ghana (Republic of) bonds 8 1/2s, 2017		$235,000	245,058
Indonesia (Republic of) bonds 14.275s, 2013	IDR	1,874,000,000	231,704
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	5,565,000,000	699,632
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$695,000	640,269
Ireland (Republic of) bonds 5s, 2013	EUR	5,700,000	9,457,761
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	277,548,000	2,784,665
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	2,910,763,200	28,926,670
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	12,836,000	1,246,545
Peru (Republic of) bonds 8 3/4s, 2033		$350,000	454,125
Russia (Federation of) unsub. 5s, 2030		11,820	13,615
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		2,210,906	2,546,699
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		1,375,000	1,372,429
South Africa (Republic of) notes 5 7/8s, 2022		330,000	310,078
Spain (Kingdom of) bonds 5s, 2012	EUR	1,800,000	2,970,015
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	5,212,643
Turkey (Republic of) notes 6 7/8s, 2036		$2,505,000	2,245,733
Ukraine (Government of) 144A bonds 6 3/4s, 2017		800,000	792,000
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		430,000	425,163
United Mexican States bonds Ser. MTN, 8.3s, 2031		1,810,000	2,380,150
United Mexican States sr. unsec. notes, Ser. A, 6.05s,
2040		1,775,000	1,771,450
Venezuela (Republic of) bonds 8 1/2s, 2014		1,360,000	1,258,857
Venezuela (Republic of) notes 10 3/4s, 2013		1,360,000	1,387,200
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		575,000	529,719

Total foreign government bonds and notes (cost $80,099,914)			$92,346,053

CORPORATE BONDS AND NOTES (17.2%)(a)
		Principal amount	Value

Basic Materials (1.4%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$105,000	$90,825
Bayer AG jr. unsec. sub. bond FRB 5s, 2105 (Germany)	EUR	156,000	212,051
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.315s, 2012		$220,000	154,000
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		240,000	250,800
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		210,000	210,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		619,000	654,593
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		311,000	328,105
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 8.394s, 2015		110,000	108,625
Georgia-Pacific Corp. debs. 9 1/2s, 2011		75,000	76,313
Georgia-Pacific Corp. notes 8 1/8s, 2011		40,000	39,700
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		305,000	318,725
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		260,000	278,850
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		185,000	196,100
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		196,000	175,910
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		165,000	177,375
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		100,000	107,000
NewPage Corp. company guaranty 10s, 2012		37,000	37,555
NewPage Corp. sec. notes 10s, 2012		275,000	279,125
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		63,790	53,584
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		9,000	7,493
Novelis, Inc. company guaranty 7 1/4s, 2015		86,000	76,110
Rhodia SA 144A company guaranty unsec. sr. notes
7.326s, 2013 (France)	EUR	675,000	937,238
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	200,000	294,966
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$658,000	644,840
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	280,550
			5,990,433

Capital Goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		72,000	70,020
BBC Holding Corp. sr. notes 8 7/8s, 2014		177,000	154,433
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		1,350,000	1,336,500
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		235,000	242,050
Bombardier, Inc. 144A sr. unsec. notes FRN 7.631s,
2013 (Canada)	EUR	160,000	242,487
Crown Americas, LLC/Crown Americas Capital Corp. sr.

notes 7 5/8s, 2013		$483,000	492,660
General Cable Corp. company guaranty sr. unsec. notes
FRN 7.104s, 2015		155,000	133,688
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		172,000	171,140
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		55,000	53,213
L-3 Communications Corp. company guaranty 6 1/8s, 2013		529,000	517,098
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		408,000	390,660
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		858,000	967,344
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		5,000	3,738
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	80,778
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		484,000	452,540
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		95,000	89,775
TD Funding Corp. company guaranty 7 3/4s, 2014		75,000	75,000
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		100,000	102,000
Terex Corp. company guaranty 7 3/8s, 2014		250,000	247,500
			5,822,624

Communication Services (1.2%)
American Tower Corp. 144A sr. notes 7s, 2017		325,000	325,000
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	400,010
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		195,000	184,763
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		200,000	167,000
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		200,000	198,500
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		581,000	563,570
iPCS, Inc. company guaranty sr. sec. notes FRN 5.364s,
2013		105,000	80,850
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		70,000	64,400
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		110,000	101,200
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		273,000	256,620
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	53,625
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		947,000	965,940
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	128,760
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013		145,000	146,088
West Corp. company guaranty 9 1/2s, 2014		95,000	85,025
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	995,000	1,578,946
			5,300,297

Consumer Cyclicals (2.3%)
Allison Transmission 144A company guaranty 11s, 2015		$65,000	56,550
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		130,000	86,775
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	99,220
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		238,256	226,343
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		640,000	629,536
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		427,000	418,460
Ford Motor Co. notes 7.45s, 2031		183,000	120,780
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		503,000	447,706
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		316,000	283,163
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		139,000	126,647
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014		230,000	204,125
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		615,000	601,163
Jostens IH Corp. company guaranty 7 5/8s, 2012		454,000	441,515
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		140,000	123,200
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		205,000	195,775
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		502,000	500,118
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		320,000	281,600
Meritage Homes Corp. company guaranty 6 1/4s, 2015		104,000	79,040
Meritage Homes Corp. sr. notes 7s, 2014		32,000	24,240
Meritor Automotive, Inc. notes 6.8s, 2009		60,000	56,250
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		395,000	407,838
MGM Mirage, Inc. company guaranty 6s, 2009		881,000	874,393
NTK Holdings, Inc. sr. disc. notes zero %, 2014		87,000	42,195
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		390,000	370,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		251,000	236,568
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015		240,000	189,000
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		608,000	583,680
Pulte Homes, Inc. notes 4 7/8s, 2009		60,000	56,700
Quebecor Media sr. unsec. notes 7 3/4s, 2016 (Canada)		60,000	54,750
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)		510,000	342,975
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	45,925
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008		175,000	166,250
Station Casinos, Inc. sr. notes 6s, 2012		290,000	237,800
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		44,000	43,230
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015		310,000	307,675
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		267,000	259,658
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.

notes 8 1/2s, 2014		214,000	158,360
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014		220,000	114,125
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		217,000	146,475
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		469,000	164,150
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009		121,000	12,100
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		428,000	411,950
			10,228,503

Consumer Staples (1.7%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		445,000	411,069
AMC Entertainment, Inc. company guaranty 11s, 2016		208,000	194,740
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	144,923
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (NON)(F)		79,400	1,166
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		205,000	167,075
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		15,000	7,613
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		190,000	172,900
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		883,000	801,323
Church & Dwight Co., Inc. company guaranty 6s, 2012		349,000	340,275
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		370,000	333,000
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		49,000	35,280
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		394,000	380,210
Del Monte Corp. company guaranty 6 3/4s, 2015		250,000	239,375
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		470,000	478,225
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		526,000	490,495
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,637,000	1,489,670
Liberty Media, LLC sr. notes 5.7s, 2013		53,000	46,404
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		139,000	139,483
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013		80,000	73,600
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		137,000	136,315
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)		318,000	201,135
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		302,000	291,430
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		290,000	296,525
Rite Aid Corp. company guaranty 9 3/8s, 2015		240,000	188,400
Rite Aid Corp. sec. notes 7 1/2s, 2017		230,000	207,000
Sara Lee Corp. notes 6 1/4s, 2011		250,000	264,855
Young Broadcasting, Inc. company guaranty 10s, 2011		177,000	111,068
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		61,000	36,600
			7,680,154

Energy (2.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		1,110,000	1,107,225
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		235,000	203,863
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		595,000	592,769
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		903,000	930,090
Complete Production Services, Inc. company guaranty
8s, 2016		380,000	364,800
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	403,200
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		175,000	176,313
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		235,000	240,288
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	156,000	228,891
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		$350,000	340,375
Forest Oil Corp. sr. notes 8s, 2011		465,000	484,763
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		240,000	218,916
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		456,000	417,240
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		325,000	325,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	373,275
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		150,000	149,625
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		200,000	175,250
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		400,000	370,500
Massey Energy Co. sr. notes 6 5/8s, 2010		225,000	223,031
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		294,000	289,590
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		245,000	235,200
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		293,269	312,375
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		290,000	307,110
Peabody Energy Corp. company guaranty 7 3/8s, 2016		620,000	641,700
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		231,000	238,330
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		380,000	393,253
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		480,000	489,783
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		220,000	226,050

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		650,000	660,654
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018		130,000	134,550
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		270,000	246,375
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		60,000	59,850
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	57,600
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		675,000	702,000
			12,319,834

Financial (3.5%)
Banco Do Brasil 144A sr. unsec. 5.822s, 2017 (Cayman
Islands)	BRL	393,000	201,279
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		$885,000	885,436
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.865s, 2012 (Cayman Islands)		1,087,000	1,046,032
CIT Group, Inc. med. term notes 3.303s, 2008		350,000	343,012
Finova Group, Inc. notes 7 1/2s, 2009 (In default)
(NON)		314,396	46,373
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		66,000	57,088
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		70,000	53,424
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		471,000	357,927
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		70,000	53,575
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		934,000	660,993
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		510,000	386,658
GMAC, LLC sr. unsec. unsub. notes 5.85s, 2009		67,000	62,477
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014		52,000	34,571
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		215,000	201,843
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (Jersey)	EUR	208,000	277,640
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	51,100
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	39,000
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		80,000	72,000
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		500,000	539,500
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.198s,
2012	INR	14,000,000	373,426
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014		$885,000	872,897
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		105,000	105,525
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		184,000	174,340
Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	450,555
Merrill Lynch & Co., Inc. notes 5.45s, 2013		885,000	867,733
Morgan Stanley sr. unsec. bonds 6.025s, 2017	BRL	1,360,000	653,734
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$161,000	138,058
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		495,000	458,494
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		1,040,000	1,043,214
USI Holdings Corp. 144A sr. unsec. notes FRN 6.94s,
2014		45,000	32,513
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		695,000	642,006
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		400,000	369,500
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		1,000,000	1,016,950
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		2,880,000	2,814,941
			15,383,814

Health Care (1.2%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		490,000	491,838
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	115,430
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		165,000	153,244
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)		400,000	415,000
HCA, Inc. sr. sec. notes 9 1/4s, 2016		460,000	477,250
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		164,000	138,785
HCA, Inc. sr. unsec. notes 5 3/4s, 2014		202,000	166,650
Omnicare, Inc. company guaranty 6 3/4s, 2013		170,000	151,725
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		460,000	403,650
Service Corporation International debs. 7 7/8s, 2013		63,000	63,630
Service Corporation International sr. notes 7s, 2017		127,000	122,555
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	506,770
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		225,000	168,750
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		75,000	57,750
Tenet Healthcare Corp. notes 7 3/8s, 2013		325,000	290,063
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		340,000	306,850
US Oncology, Inc. company guaranty 9s, 2012		395,000	393,025
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		372,000	358,050
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		260,000	273,650
Ventas Realty LP/Capital Corp. company guaranty

6 3/4s, 2010 (R)		153,000	153,191
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		135,000	132,975
			5,340,831

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		253,000	204,930
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		227,000	194,085
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		125,000	116,875
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		378,000	295,785
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub notes 9 1/8s, 2014 (PIK)		276,000	201,480
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)		278,000	187,650
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		160,000	162,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		140,000	133,350
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		11,000	8,786
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		180,000	164,475
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 8.508s, 2011 (Canada)		195,000	167,213
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		256,000	258,560
Travelport LLC company guaranty 9 7/8s, 2014		141,000	126,548
			2,221,737

Utilities & Power (1.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011		48,000	50,160
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		105,000	106,313
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		218,000	226,720
CMS Energy Corp. sr. notes 7 3/4s, 2010		155,000	162,054
Colorado Interstate Gas Co. debs. 6.85s, 2037		290,000	276,530
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		25,000	24,747
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		109,000	112,270
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		122,000	125,050
Edison Mission Energy sr. unsec. notes 7.2s, 2019		205,000	202,438
Edison Mission Energy sr. unsec. notes 7s, 2017		140,000	139,300
El Paso Natural Gas Co. debs. 8 5/8s, 2022		160,000	179,947
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		395,000	385,125
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,182,000	1,196,775
NRG Energy, Inc. sr. notes 7 3/8s, 2016		170,000	166,600
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		550,000	600,875
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011		150,000	160,321
Teco Finance, Inc. sr. unsec. unsub. notes 7s, 2012		255,000	274,875
Teco Finance, Inc. sr. unsec. unsub. notes 6 3/4s, 2015		24,000	24,773
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		127,000	137,072
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	64,766
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		350,000	358,750
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011		15,000	15,794
Vattenfall Treasury AB company guaranty unsec. unsub.
FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	227,119
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		$320,000	341,600
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		105,000	105,525
			5,665,499

Total corporate bonds and notes (cost $80,149,201)			$75,953,726

ASSET-BACKED SECURITIES (9.9%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 3.289s, 2035 (F)		$150,000	$92,920
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.749s, 2036		94,000	49,820
FRB Ser. 06-HE3, Class A2C, 2.749s, 2036		100,000	86,639
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 4.349s, 2033 (F)		221,146	50,753
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	305,438
Ser. 04-1A, Class E, 6.42s, 2039		175,000	149,415
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.869s, 2033 (F)		24,402	3,653
FRB Ser. 06-W4, Class A2C, 2.759s, 2036		178,000	126,380
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 3.599s, 2033 (F)		237,000	165,835
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.789s, 2036		42,203	38,528
FRB Ser. 06-HE4, Class A5, 2.759s, 2036		129,000	83,850
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 5.099s, 2036		124,000	2,480
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.236s, 2033		216,116	200,987
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
3.848s, 2011		270,000	266,625
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.849s, 2034		223,000	139,375
FRB Ser. 06-PC1, Class M9, 4.349s, 2035		135,000	13,500
FRB Ser. 05-HE1, Class M3, 3.529s, 2035 (F)		210,000	119,610
Bear Stearns Asset Backed Securities, Inc. 144A FRB

Ser. 06-HE2, Class M10, 4.849s, 2036		216,000	21,600
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		405,678	274,467
Ser. 00-A, Class A2, 7.575s, 2030		1,549,009	979,231
Ser. 99-B, Class A-5, 7.44s, 2020		47,572	29,085
Ser. 99-B, Class A4, 7.3s, 2016		517,343	295,885
Ser. 99-B, Class A3, 7.18s, 2015		865,542	537,448
FRB Ser. 00-A, Class A1, 2.978s, 2030		112,865	55,597
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.898s, 2010		110,000	108,783
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 5.099s, 2035		222,000	31,080
FRB Ser. 05-HE4, Class M12, 4.649s, 2035		333,000	29,970
FRB Ser. 05-OPT1, Class M1, 3.019s, 2035		41,642	30,017
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		972,414	822,593
Ser. 00-4, Class A6, 8.31s, 2032		2,517,606	2,112,035
Ser. 00-5, Class A7, 8.2s, 2032		214,000	174,986
Ser. 00-1, Class A5, 8.06s, 2031		714,855	583,501
Ser. 00-4, Class A5, 7.97s, 2032		152,316	119,473
Ser. 00-5, Class A6, 7.96s, 2032		476,297	390,831
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	11,238
Ser. 01-3, Class M2, 7.44s, 2033		46,129	2,768
Ser. 01-4, Class A4, 7.36s, 2033		168,437	168,670
Ser. 00-6, Class A5, 7.27s, 2031		60,646	55,646
Ser. 01-1, Class A5, 6.99s, 2032		96,246	95,287
Ser. 01-3, Class A4, 6.91s, 2033		2,531,211	2,405,157
Ser. 02-1, Class A, 6.681s, 2033		851,080	828,436
FRB Ser. 02-1, Class M1A, 5.169s, 2033		1,609,000	1,447,241
FRB Ser. 01-4, Class M1, 4.869s, 2033		241,000	112,558
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.119s, 2035		41,000	30,750
FRB Ser. 05-14, Class 3A2, 2.839s, 2036		27,989	24,351
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		361,000	216,600
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		197,000	176,206
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.269s, 2035 (F)		86,000	42,954
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.749s, 2036		154,000	130,304
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.929s, 2036		217,000	185,340
FRB Ser. 06-2, Class 2A3, 2.769s, 2036		309,000	216,300
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	455,096
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	747,279	1,363,100
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,788,298
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	663,978
Ser. 94-4, Class B2, 8.6s, 2019		206,247	141,315
Ser. 93-1, Class B, 8.45s, 2018		312,982	281,364
Ser. 99-5, Class A5, 7.86s, 2030		3,187,751	2,805,221
Ser. 96-8, Class M1, 7.85s, 2027		304,000	269,752
Ser. 95-8, Class B1, 7.3s, 2026		285,417	253,180
Ser. 95-4, Class B1, 7.3s, 2025		289,077	285,998
Ser. 97-6, Class M1, 7.21s, 2029		182,000	143,596
Ser. 95-F, Class B2, 7.1s, 2021		32,526	20,491
Ser. 99-3, Class A7, 6.74s, 2031		541,000	528,049
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,907,507	1,727,886
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	106,408
Ser. 99-5, Class A4, 7.59s, 2028		46,137	46,137
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)		298,512	298,203
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.749s, 2036		460,000	379,359
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 4.599s, 2030 (Cayman Islands)		289,000	174,614
FRB Ser. 05-1A, Class E, 4.399s, 2030 (Cayman Islands)		63,492	46,349
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.929s, 2036		108,000	70,200
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		45,597	43,035
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 2.809s, 2037		1,158,606	834,312
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.599s, 2036 (Cayman
Islands)		660,000	306,900
FRB Ser. 02-1A, Class FFL, 5.349s, 2037 (Cayman
Islands)		1,135,000	397,250
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.219s, 2035 (F)		240,000	107,826
FRB Ser. 06-4, Class 2A4, 2.859s, 2036		103,000	56,214
FRB Ser. 06-1, Class 2A3, 2.789s, 2036		141,000	113,505
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.328s, 2039 (United Kingdom)	GBP	700,000	1,282,063
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 5.849s, 2032		$925,076	656,711
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 2.749s, 2036		54,000	40,857
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 3.998s, 2010		110,000	109,145
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		98,578	84,777
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 5.799s, 2034 (F)		181,000	90,483

FRB Ser. 05-HE2, Class M5, 3.279s, 2035 (F)		150,000	67,430
FRB Ser. 05-HE1, Class M3, 3.119s, 2034 (F)		150,000	82,419
FRB Ser. 06-NC4, Class M2, 2.899s, 2036 (F)		210,000	56,455
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 4.678s, 2039 (Cayman Islands)		500,000	408,125
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		85,830	78,014
Ser. 04-B, Class C, 3.93s, 2012		39,654	36,091
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 4.649s, 2033 (F)		13,863	2,352
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.759s, 2036		130,000	113,139
FRB Ser. 06-2, Class A2C, 2.749s, 2036		130,000	108,756
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,152,455	726,344
Ser. 99-D, Class A1, 7.84s, 2029		727,179	612,648
Ser. 00-A, Class A2, 7.765s, 2017		103,241	83,881
Ser. 95-B, Class B1, 7.55s, 2021		150,000	90,000
Ser. 00-D, Class A4, 7.4s, 2030		709,000	518,634
Ser. 02-B, Class A4, 7.09s, 2032		301,380	293,664
Ser. 99-B, Class A4, 6.99s, 2026		787,295	720,375
Ser. 00-D, Class A3, 6.99s, 2022		475,272	456,118
Ser. 01-D, Class A4, 6.93s, 2031		405,487	290,926
Ser. 01-E, Class A4, 6.81s, 2031		662,401	556,572
Ser. 01-C, Class A2, 5.92s, 2017		870,125	369,364
Ser. 01-D, Class A3, 5.9s, 2022		19,491	15,008
Ser. 02-C, Class A1, 5.41s, 2032		982,510	903,517
Ser. 01-E, Class A2, 5.05s, 2019		641,573	474,764
Ser. 02-A, Class A2, 5.01s, 2020		90,059	77,868
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		147,532	127,616
FRB Ser. 01-B, Class A2, 3.193s, 2018		55,524	44,184
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 9.588s, 2018 (Ireland)		627,000	551,760
FRB Ser. 05-A, Class E, 7.688s, 2012 (Ireland)		176,000	140,923
FRB Ser. 05-A, Class D, 4.588s, 2012 (Ireland)		175,000	145,250
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.099s, 2035		290,000	40,600
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 3.429s, 2036 (F)		98,000	44,049
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.099s, 2034		54,347	3,804
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.729s, 2036		197,000	161,540
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	686,000	1,326,129
FRB Ser. 3, Class 3C, 4.14s, 2042 (United Kingdom)		$280,000	276,679
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.789s, 2036		164,941	154,306
FRB Ser. 07-RZ1, Class A2, 2.759s, 2037		154,000	124,955
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.349s, 2035 (F)		288,000	28,726
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		5	5
SAIL Net Interest Margin Notes 144A Ser. 03-3,
Class A, 7 3/4s, 2033 (Cayman Islands) (In default)
(NON)		14,931	15
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.249s, 2035 (F)		150,000	67,374
FRB Ser. 07-NC2, Class A2B, 2.739s, 2037		144,000	97,920
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 2.809s, 2036		219,000	138,474
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.769s, 2036		104,000	89,164
FRB Ser. 06-3, Class A3, 2.759s, 2036		461,000	381,522
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 5.099s, 2036		284,000	14,200
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.296s, 2038 (Cayman Islands)		120,000	2,400
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.859s, 2036		104,000	52,000
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.099s, 2035		319,000	7,865
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015		1,321,449	1,268,591
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		395,000	186,231
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		351,000	150,109
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.231s, 2044 (United Kingdom)		271,794	190,256

Total asset-backed securities (cost $50,100,216)			$43,572,979

SENIOR LOANS (8.0%)(a)(c)
		Principal amount	Value

Basic Materials (0.7%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 5/8s, 2013		$276,496	$229,262
Domtar Corp. bank term loan FRN 3.934s, 2014 (Canada)		263,451	245,762
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013		703,202	650,596
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
5.168s, 2012		198,500	183,651
Graphic Packaging Corp. bank term loan FRN Ser. C,

7.453s, 2014	270,000	246,206
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 5s, 2013	14,888	13,752
Momentive Performance Materials, Inc. bank term loan
FRN 4.938s, 2013	262,003	230,562
NewPage Holding Corp. bank term loan FRN 6.313s, 2014	222,000	216,635
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	171,016	151,669
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	376,234	333,673
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.744s, 2012	571,144	539,256
		3,041,024

Capital Goods (0.4%)
Berry Plastics Holding Corp. bank term loan FRN
5.095s, 2015	99,250	84,335
Graham Packaging Co., LP bank term loan FRN 5.959s,
2011	99,250	90,648
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	11,611	10,794
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014	199,237	185,228
Hexcel Corp. bank term loan FRN Ser. B, 5.054s, 2012	197,499	189,599
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.863s, 2014	262,353	238,414
Polypore, Inc. bank term loan FRN Ser. B, 4.96s, 2014	191,144	168,206
Sensata Technologies BV bank term loan FRN 5.056s,
2013 (Netherlands)	240,000	207,100
Sequa Corp. bank term loan FRN 5.95s, 2014	373,065	351,691
Terex Corp. bank term loan FRN Ser. D, 7.446s, 2013	49,125	47,406
Transdigm, Inc. bank term loan FRN 4.655s, 2013	150,000	140,125
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013	117,000	109,005
		1,822,551

Communication Services (0.5%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	19,949	18,877
Crown Castle International Corp. bank term loan FRN
4.196s, 2014	57,854	52,683
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7.453s, 2015	390,000	342,388
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 4.95s, 2014	132,350	99,924
Intelsat Corp. bank term loan FRN Ser. B2, 5.611s, 2011	187,106	170,734
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.611s,
2013	187,162	170,786
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.611s,
2013	187,106	170,734
Intelsat, Ltd. bank term loan FRN Ser. B, 5.611s, 2013
(Bermuda)	395,000	367,745
Level 3 Communications, Inc. bank term loan FRN
6.202s, 2014	117,000	100,035
MetroPCS Wireless, Inc. bank term loan FRN 6.097s, 2013	265,125	242,516
PAETEC Holding Corp. bank term loan FRN Ser. B1,
5.204s, 2013	161,591	149,876
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.13s, 2013	185,850	172,933
West Corp. bank term loan FRN 5.55s, 2013	117,000	101,010
		2,160,241

Consumer Cyclicals (1.7%)
Adesa, Inc. bank term loan FRN 4.95s, 2013	282,576	250,787
Allison Transmission bank term loan FRN Ser. B,
5.746s, 2014	311,513	272,685
Aramark Corp. bank term loan FRN 4.83s, 2014	6,989	6,502
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014	110,011	102,341
CCM Merger, Inc. bank term loan FRN Ser. B, 4.778s,
2012	67,484	59,723
Cenveo, Inc. bank term loan FRN Ser. C, 4.349s, 2014	177,306	157,803
Cenveo, Inc. bank term loan FRN Ser. DD, 4.349s, 2014	5,908	5,258
Claire's Stores, Inc. bank term loan FRN 6.472s, 2014	272,825	207,953
Dana Corp. bank term loan FRN 6.779s, 2015	356,108	327,025
Dex Media West, LLC bank term loan FRN Ser. B1,
4.561s, 2010	277,982	266,862
GateHouse Media, Inc. bank term loan FRN Ser. B,
5 1/4s, 2014	160,000	107,200
GateHouse Media, Inc. bank term loan FRN Ser. B,
5.09s, 2014	440,598	299,607
GateHouse Media, Inc. bank term loan FRN Ser. DD,
6.341s, 2014	164,402	111,793
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.608s,
2014	73,182	62,570
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	41,818	35,755
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	286,000	278,135
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	1,292,000	1,162,800
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 7.703s, 2015	117,000	107,076
Isle of Capri Casinos, Inc. bank term loan FRN 4.446s,
2014	151,794	127,507
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.446s, 2014	45,768	38,445

Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.446s, 2014	60,718	51,003
Landsource Communities/NWHL Investment bank term loan
FRN 7s, 2013	244,955	178,409
Lear Corp bank term loan FRN 5.274s, 2013	530,747	482,317
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.345s, 2013	238,191	198,979
National Bedding Co. bank term loan FRN 4.741s, 2011	51,000	41,565
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
4.758s, 2013	338,564	312,586
Nortek Holdings, Inc. bank term loan FRN Ser. B,
5.35s, 2011	72,811	62,496
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 5.075s, 2014	297,000	243,243
Realogy Corp. bank term loan FRN 5.32s, 2013 (R )	160,406	129,561
Realogy Corp. bank term loan FRN Ser. B, 7.505s, 2013
(R )	594,297	480,018
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.815s, 2013	67,500	54,675
Tribune Co. bank term loan FRN Ser. B, 5.542s, 2014	699,713	464,559
TRW Automotive, Inc. bank term loan FRN Ser. B,
4.656s, 2014	134,325	126,377
United Components, Inc. bank term loan FRN Ser. D,
5.142s, 2012	316,667	287,375
Visant Holding Corp. bank term loan FRN Ser. C,
6.718s, 2010	227,564	215,806
Yankee Candle Co., Inc. bank term loan FRN 4.611s, 2014	69,000	59,375
		7,376,171

Consumer Staples (2.5%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.552s, 2013	731,743	673,203
Cablevision Systems Corp. bank term loan FRN 4 3/4s,
2013	900,702	840,598
Cebridge Connections, Inc. bank term loan FRN Ser. B,
6.508s, 2013	521,063	438,669
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	190,000	184,775
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	1,577,446	1,331,298
Charter Communications, Inc. bank term loan FRN
5.171s, 2014	150,000	113,750
Cinemark USA, Inc. bank term loan FRN 4.772s, 2013	333,502	301,402
Citadel Communications bank term loan FRN Ser. B,
6.455s, 2014	315,000	257,709
Dean Foods Co. bank term loan FRN Ser. B, 4.45s, 2014	544,500	505,251
Gray Television, Inc. bank term loan FRN Ser. B,
6.21s, 2014	149,625	124,563
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014	925,561	739,061
Insight Midwest, LP bank term loan FRN Ser. B, 6.48s,
2014	96,576	87,815
Jarden Corp. bank term loan FRN Ser. B1, 4.446s, 2012	197,955	183,025
Jarden Corp. bank term loan FRN Ser. B2, 4.446s, 2012	98,982	91,517
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.671s, 2015	493,870	426,168
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 4.566s, 2015	88,875	76,274
MGM Studios, Inc. bank term loan FRN Ser. B, 5.946s,
2011	686,000	540,225
Paxson Communications Corp. bank term loan FRN Ser. B,
7.627s, 2012	195,000	156,975
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.406s, 2014	717,169	620,709
R.H. Donnelley, Inc. bank term loan FRN 4.415s, 2011	441,156	409,558
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
4.308s, 2011	233,826	216,289
Rental Service Corp. bank term loan FRN 8.15s, 2013	380,000	316,350
Six Flags Theme Parks bank term loan FRN 4.99s, 2015	477,600	388,183
Spanish Broadcasting Systems, Inc. bank term loan FRN
4.45s, 2012	336,353	272,446
Spectrum Brands, Inc. bank term loan FRN 2.969s, 2013	14,286	13,231
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.815s, 2013	398,083	353,299
Universal City Development Partners bank term loan FRN
Ser. B, 5.238s, 2011	462,727	434,964
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014	504,483	396,363
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014 (U)	17,517	13,763
VNU Group BV bank term loan FRN Ser. B, 5.346s, 2013
(Netherlands)	116,815	105,175
Warner Music Group bank term loan FRN Ser. B, 5.084s,
2011	140,633	126,306
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.686s, 2012	206,439	181,666
		10,920,580

Energy (0.3%)
CR Gas Storage bank term loan FRN 4.589s, 2013	35,325	33,059
CR Gas Storage bank term loan FRN 4.55s, 2013	29,990	28,065
CR Gas Storage bank term loan FRN Ser. B, 4.534s, 2013	218,008	204,019
CR Gas Storage bank term loan FRN Ser. DD, 4.6s, 2013	23,929	22,394
Enterprise GP Holdings, LP bank term loan FRN 6.182s,
2014	185,000	181,994

EPCO Holding, Inc. bank term loan FRN Ser. A, 4.329s,
2012	185,000	178,988
Hercules Offshore, Inc. bank term loan FRN Ser. B,
4.45s, 2013	49,750	47,138
MEG Energy Corp. bank term loan FRN 4.7s, 2013 (Canada)	73,500	66,444
MEG Energy Corp. bank term loan FRN Ser. DD, 4.7s,
2013 (Canada) (U)	74,968	67,221
Petroleum Geo-Services ASA bank term loan FRN 4.45s,
2015 (Norway)	104,867	98,138
Targa Resources, Inc. bank term loan FRN 6.828s, 2012	205,246	193,239
Targa Resources, Inc. bank term loan FRN 2.571s, 2012	115,161	108,424
Western Refining, Inc. bank term loan FRN Ser. B,
4.994s, 2014	432,072	372,122
		1,601,245

Financial (0.1%)
Hub International, Ltd. bank term loan FRN Ser. B,
7.33s, 2014	105,678	90,883
Hub International, Ltd. bank term loan FRN Ser. DD,
7.337s, 2014 (U)	23,726	20,404
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.68s, 2014	300,000	269,344
		380,631

Health Care (0.6%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 5.335s, 2014	430,980	396,419
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	22,292	20,504
Davita, Inc. bank term loan FRN Ser. B, 4.282s, 2012	200,000	187,341
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	966,846	834,509
Healthsouth Corp. bank term loan FRN Ser. B, 5.499s,
2013	283,099	260,805
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.494s, 2014	270,687	215,196
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	20,198	18,212
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.244s, 2014	219,458	197,878
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.978s, 2014	75,743	68,295
LifePoint, Inc. bank term loan FRN Ser. B, 4.71s, 2012	158,330	145,720
Mylan, Inc. bank term loan FRN Ser. B, 6.078s, 2014	119,700	115,193
Sun Healthcare Group, Inc. bank term loan FRN 4.73s,
2014	19,507	17,556
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
5.539s, 2014	90,051	81,046
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.677s, 2014	12,296	11,067
		2,569,741

Technology (0.5%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.704s, 2013	135,000	115,256
Compucom Systems, Inc. bank term loan FRN 6.21s, 2014	164,175	143,653
First Data Corp. bank term loan FRN Ser. B1, 5.355s,
2014	270,932	243,575
First Data Corp. bank term loan FRN Ser. B3, 5.355s,
2014	154,225	138,513
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	143,253	131,196
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	499,698	457,640
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.861s, 2013	76,806	64,534
JDA Software Group, Inc. bank term loan FRN Ser. B,
6.931s, 2013	28,446	26,740
Sabre Holdings Corp. bank term loan FRN 5.244s, 2014	194,362	159,231
SunGard Data Systems, Inc. bank term loan FRN 5.162s,
2014	562,500	520,952
Travelport bank term loan FRN 5.196s, 2013	74,810	65,058
Travelport bank term loan FRN Ser. B, 4.954s, 2013	69,418	60,369
		2,126,717

Transportation (0.2%)
Delta Airlines, Inc. bank term loan FRN 6.832s, 2012	47,250	38,131
Navistar Financial Corp. bank term loan FRN 5.957s,
2012	165,867	145,755
Navistar International Corp. bank term loan FRN
6.501s, 2012	456,133	400,827
UAL Corp. bank term loan FRN Ser. B, 4.688s, 2014	427,333	331,488
		916,201

Utilities & Power (0.5%)
Dynegy Holdings, Inc. bank term loan FRN 4.204s, 2013	565,000	519,094
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014	516,000	469,619
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.583s, 2014	528,675	479,773
NRG Energy, Inc. bank term loan FRN 7.84s, 2014 (U)	135,000	125,438
NRG Energy, Inc. bank term loan FRN 6.58s, 2014	199,483	186,240
NRG Energy, Inc. bank term loan FRN 6.58s, 2014	413,804	386,332

Reliant Energy, Inc. bank term loan FRN 2.589s, 2014			335,000	302,338
				2,468,834

Total senior loans (cost $39,421,021)				$35,383,936

PURCHASED OPTIONS OUTSTANDING (2.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	6,500,000	$49,342
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	4,540,000	66,133
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	6,500,000	61,447
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate of 4.16%
versus the six month EUR-EURIBOR-Telerate maturing
March 26, 2014.	Mar-12/4.16	EUR	4,540,000	50,370
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		$1,272,000	89
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		18,205,000	7,100
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		15,663,000	360,092
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		18,205,000	1,648,463
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		15,663,000	1,270,426
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		1,272,000	112,229
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.41%
versus the three month USD-LIBOR-BBA maturing on
August 5, 2018.	Aug-08/4.41		6,290,000	117,686
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03		25,080,000	906,642
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		15,663,000	360,092
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.41% versus the three month USD-LIBOR-BBA maturing
on August 5, 2018.	Aug-08/4.41		6,290,000	238,706
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03		25,080,000	1,571,513
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		15,663,000	1,270,426
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37		15,663,000	354,610
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		15,663,000	1,283,113

Total purchased options outstanding (cost $7,037,750)				$9,728,479

COMMON STOCKS (--%)(a)
			Shares	Value

AboveNet, Inc. (NON)			207	$14,697
Bohai Bay Litigation, LLC (Units) (F)			842	11,914
Mediq, Inc. (NON)(F)			1,400	1,465
VFB LLC (acquired various dates from 6/22/99 to
12/8/03, cost $535,954) (RES)(NON)(F)			815,601	16,872
XCL Warranty Escrow (F)			842	60,094

Total common stocks (cost $607,561)				$105,042

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $92,973)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.				2,026	$51,663

WARRANTS (--%)(a)(NON)
	Expiration date		Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10		$24.00	102	$5,100
AboveNet, Inc.	9/8/08		20.00	87	4,785
Dayton Superior Corp. 144A (F)	6/15/09		0.01	890	3,333
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/1/11		0.01	2,860	10
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13		EUR 0.001	422	26,239

Total warrants (cost $32,896)					$39,467

SHORT-TERM INVESTMENTS (2.0%)(a)
				Principal amount	Value

Egypt Treasury Bills for an effective yield of 7.09%,
June 3, 2008		EGP		13,400,000	$2,434,201
Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 8, 2008 (d)				$185,239	185,000
U.S. Treasury Bills for effective yields ranging from
1.17% to 1.50%, September 18, 2008 (SEG)				6,245,000	6,200,767

Total short-term investments (cost $8,786,529)					$8,819,968

TOTAL INVESTMENTS

Total investments (cost $664,892,236) (b)					$688,204,703

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $69,894,457) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$15,765,789	$15,423,552	4/16/08	$342,237
British Pound	11,521,775	11,547,091	6/18/08	(25,316)
Canadian Dollar	3,825,176	3,917,909	4/16/08	(92,733)
Danish Krone	373,340	360,580	6/18/08	12,760
Euro	3,655,169	3,650,682	6/18/08	4,487
Indian Rupee	1,326,446	1,349,790	5/21/08	(23,344)
Japanese Yen	3,903,228	3,783,827	5/21/08	119,401
Malaysian Ringgit	1,373,130	1,361,531	5/21/08	11,599
Mexican Peso	189,215	183,254	4/16/08	5,961
Norwegian Krone	20,208,115	19,883,419	6/18/08	324,696
Polish Zloty	3,341,198	3,217,029	6/18/08	124,169
Swiss Franc	5,314,706	5,215,793	6/18/08	98,913

Total				$902,830

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $94,844,707) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,398,300	$1,416,528	4/16/08	$18,228
British Pound	3,466,514	3,492,573	6/18/08	26,059
Canadian Dollar	7,266,833	7,431,980	4/16/08	165,147
Euro	42,483,413	41,180,932	6/18/08	(1,302,481)
Hungarian Forint	1,637,137	1,569,034	6/18/08	(68,103)
Japanese Yen	17,750,834	16,686,128	5/21/08	(1,064,706)
South African Rand	2,079,428	2,414,253	4/16/08	334,825
Swedish Krona	17,396,339	16,866,724	6/18/08	(529,615)
Swiss Franc	3,897,196	3,786,555	6/18/08	(110,641)

Total				$(2,531,287)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	43	$ 27,672,047	Jun-08	$ (48,771)
Canadian Government Bond 10 yr (Long)	8	932,049	Jun-08	30,010
Euro-Bobl 5 yr (Short)	35	6,097,336	Jun-08	(3,340)
Euro-Bund 10 yr (Long)	38	6,955,506	Jun-08	(9,453)
Euro-Dollar 90 day (Long)	595	144,919,688	Sep-09	3,255,670
Euro-Dollar 90 day (Short)	1,001	244,569,325	Jun-08	(6,203,663)
Euro-Dollar 90 day (Short)	595	145,633,688	Sep-08	(3,784,156)
Euro-Euribor Interest Rate 90 day (Long)	256	97,166,618	Dec-09	(294,235)
Euro-Euribor Interest Rate 90 day (Long)	462	175,464,749	Sep-09	(424,788)
Euro-Euribor Interest Rate 90 day (Short)	429	162,516,861	Dec-08	539,887
Euro-Euribor Interest Rate 90 day (Short)	289	109,332,823	Sep-08	180,329
Euro-Schatz 2 yr (Long)	131	21,605,803	Jun-08	(140,675)
Japanese Government Bond 10 yr (Long)	42	59,184,116	Jun-08	644,215
Japanese Government Bond 10 yr Mini (Short)	1	140,854	Jun-08	(1,257)
Sterling Interest Rate 90 day (Long)	7	1,654,365	Dec-09	(2,275)
Sterling Interest Rate 90 day (Long)	121	28,629,866	Sep-09	63,145
Sterling Interest Rate 90 day (Short)	7	1,650,895	Dec-08	1,023
Sterling Interest Rate 90 day (Short)	121	28,449,936	Sep-08	(48,613)
U.K. Gilt 10 yr (Long)	19	4,192,816	Jun-08	(8,539)
U.S. Treasury Bond 20 yr (Long)	614	72,941,281	Jun-08	1,854,541
U.S. Treasury Note 10 yr (Long)	1,383	164,512,172	Jun-08	2,611,173
U.S. Treasury Note 5 yr (Short)	1,742	198,996,281	Jun-08	328,086
U.S. Treasury Note 2 yr (Short)	3,801	815,908,406	Jun-08	(2,695,928)

Total				$ (4,157,614)

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $7,173,824) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	1,060,000	Mar-12/4.40	$32,587

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	32,984

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	1,060,000	Mar-12/4.40	78,944

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	79,357

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		$1,362,000	Dec-08/5.00	96,743

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		19,678,500	May-12/5.51	1,386,744

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		1,362,000	Dec-08/5.00	19,885

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		19,678,500	May-12/5.51	871,758

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.0575% versus the three month
USD-LIBOR-BBA maturing June 20, 2018.		46,286,000	Jun-08/4.058	916,926

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.		49,773,000	Apr-08/4.405	1,405,092

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		9,839,000	May-12/5.515	696,503

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		3,935,500	May-12/5.52	278,870

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.0575% versus the three month
USD-LIBOR-BBA maturing June 20, 2018.		46,286,000	Jun-08/4.058	1,218,248

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing April 16, 2018.		49,773,000	Apr-08/4.405	117,464

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		9,839,000	May-12/5.515	434,293

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		3,935,500	May-12/5.52	173,162

Total				$7,839,560

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $82,997,343) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$1,000,000	4/14/08	$1,035,547
FNMA, 5 1/2s, April 1, 2038	45,000,000	4/14/08	45,418,360
FNMA, 5s, April 1, 2038	37,000,000	4/14/08	36,612,654

Total			$83,066,561

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,800,000		$--	1/27/14	4.35%	3 month USD-LIBOR-BBA	$(84,682)

	13,700,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(100,542)

	40,786,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	1,465,148

	400,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	20,198

Citibank, N.A.
AUD	12,700,000		--	3/3/11	3 month AUD-BBR-BBSW	7.7%	144,246

JPY	812,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(372,040)

	$10,850,000		--	9/29/13	5.078%	3 month USD-LIBOR-BBA	(907,127)

	15,860,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(708,868)

	36,123,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(2,686,731)

	11,678,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(519,600)

	12,000,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,195,047)

	27,601,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(2,260,422)

AUD	8,770,000		--	12/11/17	6 month AUD-BBR-BBSW	7.04%	(6,644)

Citibank, N.A., London
EUR	10,700,000		--	8/2/17	6 month EUR-EURIBOR-Telerate	4.7476%	878,533

JPY	9,439,464,000		--	4/3/08	1.1665%	6 month JPY-LIBOR-BBA	(21,356)

JPY	960,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	379,052

Credit Suisse First Boston International
	$4,835,700		--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(376,649)

Credit Suisse International
EUR	11,270,000		--	3/15/10	6 month EUR-EURIBOR-Reuters	3.927%	(78,959)

CHF	3,910,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(25,001)

EUR	2,640,000		--	3/13/18	4.317%	6 month EUR-EURIBOR-Reuters	27,096

CHF	17,290,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	64,076

CHF	17,290,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	39,499

CHF	3,910,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(30,906)

EUR	11,270,000		--	3/15/10	6 month EUR-EURIBOR-Reuters	4.0525%	(37,881)

EUR	2,640,000		--	3/14/18	4.345%	6 month EUR-EURIBOR-Reuters	18,086

	$496,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(39,126)

GBP	1,066,000		--	4/3/36	2,685,500 GBP at maturity	6 month GBP-LIBOR-BBA	243,696

	$894,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	104,408

	6,325,020		--	11/6/17	4.97021%	3 month USD-LIBOR-BBA	(569,151)

GBP	11,800,000		--	1/14/10	6 month GBP-LIBOR-BBA	4.9125%	(40,480)

GBP	10,120,000		--	1/14/13	4.8825%	6 month GBP-LIBOR-BBA	101,418

GBP	2,840,000		--	1/16/18	6 month GBP-LIBOR-BBA	4.8975%	(27,211)

EUR	20,540,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	131,496

Deutsche Bank AG
ZAR	8,620,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(48,313)

	$2,040,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	238,246

	1,410,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	136,969

Goldman Sachs International
SEK	72,780,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(23,523)

SEK	17,430,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	(14,221)

AUD	12,700,000		--	3/4/11	7.689%	3 month AUD-BBR-BBSW	(121,323)

	$20,420,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(1,282,368)

EUR	19,730,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(69,914)

EUR	5,330,000		--	3/26/18	4.33%	6 month EUR-EURIBOR-Reuters	51,375

GBP	16,440,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	90,302

GBP	3,980,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	(60,487)

	$8,676,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	--

CHF	8,430,000	(F)	--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	(24,840)

EUR	5,530,000		--	4/1/10	6 month EUR-EURIBOR-Reuters	4.255%	349

EUR	1,300,000		--	4/2/18	4.45%	6 month EUR-EURIBOR-Reuters	(6,668)

CHF	1,910,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	442

JPY	549,700,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(302,794)

	$4,200,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(176,763)

	53,800,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(2,418,305)

	59,200,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	1,426,128

JPY	4,451,280,000	(E)	--	10/1/10	6 month JPY-LIBOR-BBA	0.91%	19,194

JPY	1,797,630,000	(E)	--	10/1/13	1.10%	6 month JPY-LIBOR-BBA	(22,714)

	$1,832,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(139,034)

	894,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(74,797)

	40,090,500		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	1,442,314

	76,832,600		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	2,549,410

	21,423,400		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,945,581)

GBP	1,650,000	(E)	--	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(17,699)

CHF	15,650,000		--	2/4/13	6 month CHF-LIBOR-BBA	2.8125%	(142,711)

EUR	10,150,000		--	2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	69,450

GBP	11,110,000		--	2/13/13	5.0375%	6 month GBP-LIBOR-BBA	(50,365)

GBP	3,030,000		--	2/16/38	4.8175%	6 month GBP-LIBOR-BBA	(167,349)

GBP	12,480,000		--	2/13/18	6 month GBP-LIBOR-BBA	5.105%	293,352

GBP	1,650,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	2,617

JPMorgan Chase Bank, N.A.
	$111,794,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(4,871,759)

	3,098,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(98,341)

	12,555,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	401,133

	12,762,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(745,874)

	71,570,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(4,211,885)

	26,583,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(174,818)

	56,404,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(98,157)

	23,000,000		--	3/6/16	3 month USD-LIBOR-BBA	5.176%	2,160,204

	4,970,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(473,766)

	6,920,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(674,811)

	700,000		--	7/25/17	3 month USD-LIBOR-BBA	5.652%	93,431

	11,000,000		--	5/10/15	3 month USD-LIBOR-BBA	4.687%	818,801

	5,000,000		--	5/10/35	5.062%	3 month USD-LIBOR-BBA	(403,720)

	4,100,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	352,723

	2,959,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(303,748)

	1,127,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(113,236)

	14,538,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(1,369,821)

	16,339,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(2,315,568)

	50,460,000		--	5/4/08	3 month USD-LIBOR-BBA	5.37%	954,259

JPY	3,880,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,614,891)

	$76,832,600		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,563,400

	21,423,400		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,939,739)

	1,364,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(132,203)

	40,450,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(3,110,458)

	780,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	75,885

	11,678,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(521,952)

	12,000,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,202,219)

	63,553,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(4,204,146)

	22,802,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	1,391,840

	15,400,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	192,236

	8,600,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,039,500

JPY	418,450,000		--	2/1/38	6 month JPY-LIBOR-BBA	2.44%	178,894

JPY	1,020,030,000		--	1/30/18	1.60%	6 month JPY-LIBOR-BBA	(167,171)

	$59,827,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	1,007,788

	17,075,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	326,360

Lehman Brothers Special Financing, Inc.
	21,228,000		14,696	3/14/18	4.35%	3 month USD-LIBOR-BBA	(481,172)

	54,065,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(551,934)

	46,705,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(156,225)

	37,080,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(51,083)

	37,080,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(20,458)

	3,780,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	58,325

	26,583,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(267,139)

	7,560,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(29,711)

	77,534,000		--	3/20/13	3 month USD-LIBOR-BBA	3.155%	(474,761)

EUR	5,040,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(36,748)

	$98,894,000		--	3/25/10	3 month USD-LIBOR-BBA	2.345%	(147,939)

	25,900,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(79,994)

	8,800,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	91,722

	98,894,000		--	3/25/10	3 month USD-LIBOR-BBA	2.268%	(295,571)

	51,881,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(147,736)

GBP	13,150,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	8,151

GBP	3,710,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	(11,925)

EUR	3,330,000	(E)(F)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	14,344

	$54,156,000		--	6/12/17	3 month USD-LIBOR-BBA	5.717%	8,113,544

	32,862,000		--	6/14/17	3 month USD-LIBOR-BBA	5.8725%	5,336,440

GBP	990,000		--	3/15/36	2,396,625 GBP at maturity	6 month GBP-LIBOR-BBA	276,630

EUR	3,440,000		--	8/1/17	6 month EUR-EURIBOR-Telerate	4.719%	267,764

	$38,817,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	489,189

	9,049,000		--	8/3/11	3 month USD-LIBOR-BBA	5.445%	772,279

	87,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(10,819)

	554,000		--	10/23/08	3 month USD-LIBOR-BBA	5.26%	16,859

	223,000		--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	26,565

	554,000		--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(16,830)

	223,000		--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(26,521)

	25,107,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(628,189)

	63,445,000		--	8/31/09	3 month USD-LIBOR-BBA	4.89%	2,307,142

	13,401,000		--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(1,665,744)

	13,401,000		--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(1,579,543)

	63,445,000		--	9/4/09	3 month USD-LIBOR-BBA	4.836%	2,258,575

	68,824,000		--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	2,289,117

	2,284,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(189,213)

	26,727,000		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	958,264

	76,832,600		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	2,668,180

	21,423,400		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(2,187,255)

	36,123,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(2,663,280)

JPY	991,400,000		--	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(404,647)

	$390,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	37,860

	11,678,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(523,257)

	12,000,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,179,314)

	44,647,000		--	12/11/17	3 month USD-LIBOR-BBA	4.839%	3,436,549

JPY	1,700,000,000		--	10/21/15	1.61%	6 month JPY-LIBOR-BBA	(515,876)

GBP	2,470,000		--	12/27/12	5.1825%	6 month GBP-LIBOR-BBA	(29,056)

GBP	2,780,000		--	12/27/17	6 month GBP-LIBOR-BBA	5.11%	52,268

GBP	690,000		--	12/28/37	4.755%	6 month GBP-LIBOR-BBA	(19,852)

	$23,409,000		--	1/16/18	4.375%	3 month USD-LIBOR-BBA	(605,217)

	2,734,210		--	2/8/13	3.441%	3 month USD-LIBOR-BBA	(20,101)

	40,840,000		--	2/14/13	3.563%	3 month USD-LIBOR-BBA	(527,118)

EUR	2,520,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(57,906)

	$37,080,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(76,201)

EUR	19,730,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(3,731)

EUR	4,640,000		--	3/28/18	4.42%	6 month EUR-EURIBOR-Reuters	(6,183)

	$5,000,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(28,050)

Merrill Lynch Capital Services, Inc.
	36,123,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,668,042)

JPY	549,700,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(322,117)

Merrill Lynch Derivative Products AG
JPY	274,800,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(169,879)

Morgan Stanley Capital Services, Inc.
GBP	6,290,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	(93,282)

GBP	26,070,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	105,226

	$416,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(41,705)

Total							$(13,879,252)

(E) See Total return swap contracts note and Interest rate swap contracts notes regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$16,420,000	(1)	5/2/08	Banc of America	The spread	$(1,369,712)
				Securities CMBS	return of Banc
				AAA 10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

	4,420,000	(1)	5/2/08	10 bp plus	The spread	(460,745)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	4,160,000	(1)	5/2/08	12.5 bp plus	The spread	(413,078)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	1,066,000		4/3/36	1,615,391 GBP at	GBP Non-revised	(293,682)
				maturity	Retail Price
Index

Goldman Sachs International
	$988,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(65,245)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	2,110,000	(1)(F)	5/1/08	10 bp plus	The spread	55,436
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA Daily Index
Daily Index
multiplied by
the modified
duration factor

EUR	16,248,000		3/26/09	(2.27%)	Eurostat	(7,179)
Eurozone HICP
excluding tobacco

GBP	1,188,000		1/7/38	3.485%	GBP Non-revised	(106,954)
UK Retail Price
Index excluding
tobacco

GBP	1,581,000		1/7/18	(3.11%)	GBP Non-revised	51,665
UK Retail Price
Index excluding
tobacco

GBP	1,581,000		1/24/18	(3.26%)	GBP Non-revised	12,963
UK Retail Price
Index excluding
tobacco

GBP	1,188,000		1/24/38	3.6665%	GBP Non-revised	(11,736)
UK Retail Price
Index excluding
tobacco

JPMorgan Chase Bank, N.A.
	$6,650,700	(1)(E)(F)	8/1/08	Change in spread	The spread	(865,768)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

	17,000,000	(1)(F)	4/30/08	Change in spread	The spread	(1,352,163)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 47.5 bp

	6,172,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(429,139)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.
GBP	990,000		3/15/36	1,498,412 GBP at	GBP Non-revised	(245,752)
				maturity	Retail Price
Index

	$8,142,000	(1)(F)	5/1/08	50 bp plus	The spread	(1,073,164)

				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	75,470,000	(1)(F)	5/1/08	15 bp plus	The spread	(9,290,131)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	29,960,000	(2)(F)	5/1/08	(Beginning	The spread	3,156,675
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 218.75 bp)

	6,230,000	(2)(F)	5/1/08	(Beginning	The spread	643,696
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	3,120,000	(2)(F)	6/1/08	(20 bp plus	The spread	300,855
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	7,650,000	(1)(F)	5/1/08	195 bp plus	The spread	(801,965)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	15,410,000	(2)(F)	6/2/08	(Beginning	The spread	1,484,553
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 300 bp)

	12,750,000	(2)(F)	6/1/08	(Beginning	The spread	1,392,580
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 500 bp)

	7,859,000	(2)(F)	7/1/08	(Beginning	The spread	(238,285)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 100 bp)

	3,045,000	(1)	8/1/08	Lehman Brothers	The spread	(72,925)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

	3,045,000	(1)	8/1/08	Lehman Brothers	The spread	(71,377)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

	6,834,000	(1)	8/1/08	Lehman Brothers	The spread	(186,249)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

	3,368,000	(1)(F)	41/08	Beginning	The spread	(476,387)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 10 bp

Merrill Lynch Captal Services
	58,138,083		4/14/08	(3.40%) 5.50%	FNMA 5.5 30 YR	(570,870)

TBA

Morgan Stanley Capital Services, Inc.
	13,560,000	(1)(E)(F)	4/30/08	Change in spread	The spread	(1,141,413)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

	2,700,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(219,105)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	4,660,000	(1)(F)	4/30/08	120 bp plus Banc	The spread	(322,067)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	6,938,000	(1)(E)(F)	8/1/08	Beginning	The spread	(237,654)
				of period nominal	return of Lehman
				spread of Lehman	Brothers Aaa
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

Total						$(13,224,322)

(E) See Total return swap contracts note and Interest rate swap contracts notes regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty/	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$100,000	12/20/08	550 bp	$(7,894)

DJ ABX NA CMBX BBB Index	96		140,000	10/12/52	(134 bp)	56,093

DJ ABX NA HE AAA Index	101,418		881,896	(F) 7/25/45	18 bp	8,669

DJ CDX NA HY Series 9
Index	7,496		3,997,620	12/20/12	(375 bp)	433,402

Financial Security
Assurance Inc.	--		460,000	12/20/12	95 bp	(27,951)

Ford Motor Co., 7.45%,
7/16/31	--		340,000	3/20/12	(525 bp)	60,217

Ford Motor Credit Co.,
7%, 10/1/13	--		1,020,000	3/20/12	285 bp	(184,783)

Idearc, Inc T/L Bank
Loan	--		400,000	6/20/12	(152 bp)	54,985

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		165,000	6/20/11	(101 bp)	1,853

Nalco, Co.
7.75%,11/15/11	--		65,000	9/20/12	350 bp	(1,533)

Barclays Bank PLC
Peru CD	--		859,623	1/7/09	170 bp	--

Peru CD	--		816,013	11/10/08	170 bp	--

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		50,000	6/20/12	230 bp	(9,297)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		105,000	12/20/08	725 bp	(7,029)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		100,000	12/20/08	800 bp	(6,180)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		100,000	12/20/08	825 bp	(6,008)

Advanced Micro Devices
Inc., 7.75%, 11/1/12	--		1,870,000	3/20/09	575 bp	(52,030)

DJ ABX HE A Index	2,025,275		2,852,500	1/25/38	369 bp	(389,937)

DJ ABX HE AAA Index	496,335		1,711,500	1/25/38	76 bp	(329,806)

DJ ABX NA HE AAA Index	173,362		1,644,347	7/25/45	18 bp	(1)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		180,000	9/20/12	495 bp	(28,978)

Rhodia SA, 7.326%,
10/15/13	--	EUR	255,000	3/20/13	(240 bp)	27,426

Rhodia SA, 7.326%,
10/15/13	--	EUR	420,000	3/20/13	(245 bp)	43,855

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		$45,000	3/20/09	275 bp	(461)

Sara Lee Corp., 6 1/8%,
11/1/32	--		250,000	9/20/11	(43 bp)	1,984

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	400,000	3/20/13	815 bp	(18,202)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	198,000	3/20/13	(495 bp)	2,962

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--		$795,000	10/20/11	194 bp	(10,828)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		160,000	6/20/09	165 bp	(13,495)

DJ ABX NA HE AAA Index	206,883		1,373,607	7/25/45	18 bp	66,668

DJ CMB NA CMBX AA Index	(177,040)		792,000	10/12/52	(25 bp)	(58,872)

DJ CMB NA CMBX AAA Index	133,156		800,000	12/13/49	8 bp	52,887

DJ CMB NA CMBX AAA Index	1,425,810		9,101,500	2/17/51	35 bp	626,538

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		110,000	6/20/17	297 bp	(13,578)

Freeport-McMoRan Copper
& Gold, Inc.	--		440,000	3/20/12	41 bp	(6,201)

Freeport-McMoRan Copper
& Gold, Inc.	--		441,600	3/20/12	(82 bp)	(355)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		135,000	3/20/09	600 bp	(765)

Republic of Peru,
8 3/4%, 11/21/33	--		455,000	4/20/17	125 bp	(15,313)

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	59,084		980,000	2/17/51	35 bp	(26,990)

DJ ABX NA HE AAA Index	81,212		792,313	(F) 7/25/45	18 bp	(2,115)

DJ iTraxx Europe Series
8 Version 1	(46,043)	EUR	480,000	12/20/12	(375 bp)	(1,210)

DJ iTraxx Europe Series
9 Version 1	11,850	EUR	168,000	6/20/13	(650 bp)	4,256

DJ LCDX NA Series 9.1
Index 15-100% tranche	--		$2,400,000	(F) 12/20/12	61.56 bp	(73,288)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	115,000	6/20/09	400 bp	--

Grohe Holding GmBh,

8 5/8%, 10/1/14	--	EUR	420,000	6/20/09	400 bp	(7,109)

India Government Bond,
5.87%, 1/2/10	--		$3,410,000	(F) 1/11/10	170 bp	45,256

iStar Financial, Inc.,
6%, 12/15/10	22,275		330,000	3/20/09	500 bp	6,641

Korea Monetary STAB
Bond, 5%, 2/14/09	--		1,240,000	2/23/09	105 bp	3,086

Korea Monetary STAB
Bond, 5.04%, 1/24/09	--		925,000	(F) 2/2/09	130 bp	4,599

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		1,240,000	2/19/10	115 bp	5,410

Korea Monetary STAB
Bond, 5.45%, 1/23/10	--		480,000	2/1/10	110 bp	1,448

Nalco, Co. 7.75%,
11/15/11	--		60,000	12/20/12	363 bp	(1,294)

Republic of Argentina,
8.28%, 12/31/33	--		490,000	8/20/12	(380 bp)	32,621

Republic of Argentina,
8.28%, 12/31/33	--		1,755,000	3/20/13	(551 bp)	24,225

Republic of Brazil,
12 1/4%, 3/6/30	--		700,000	10/20/17	105 bp	(55,113)

Republic of Indonesia,
6.75%, 2014	--		435,000	9/20/16	292 bp	4,025

Republic of Peru,
8 3/4%, 11/21/33	--		455,000	4/20/17	126 bp	(19,675)

Republic of Turkey,
11 7/8%, 1/15/30	--		680,000	6/20/14	195 bp	(42,385)

Republic of Venezuela,
9 1/4%, 9/15/27	--		440,000	6/20/14	220 bp	(84,035)

Russian Federation,
7.5%, 3/31/30	--		550,000	8/20/17	86 bp	(31,215)

Taiwan T Bill	--		2,068,000	12/12/08	115 bp	2,827

United Mexican States,
7.5%, 4/8/33	--		1,095,000	3/20/14	56 bp	(46,716)

United Mexican States,
7.5%, 4/8/33	--		405,000	4/20/17	66 bp	(24,041)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		325,000	3/20/09	515 bp	(10,885)

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,016,000	(a)	2.461%	(757,087)

DJ ABX HE A Index	417,474		623,000	1/25/38	369 bp	(111,693)

DJ ABX HE AAA Index	146,418		623,000	1/25/38	76 bp	(155,658)

DJ CDX NA CMBX AAA Index	40,233		1,100,000	3/15/49	7 bp	(48,223)

DJ CDX NA HY Series 9
Index	365,508		9,137,700	12/20/12	375 bp	(608,023)

DJ CDX NA HY Series 9
Index	446,422		9,276,300	12/20/12	375 bp	(541,875)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		3,280,000	12/20/10	429 bp	57,110

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,370,000	12/20/10	108.65 bp	(159,140)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		4,100,000	12/20/10	305 bp	(64,835)

DJ CDX NA IG Series 8
Index 30-100% tranche	--		17,856,000	(F) 6/20/12	(2.75 bp)	355,903

General Motors Corp.,
7 1/8%, 7/15/13	--		210,000	9/20/08	620 bp	(851)

General Motors Corp.,
7 1/8%, 7/15/13	--		990,000	9/20/08	620 bp	(4,013)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		885,000	9/20/17	(67.8 bp)	111,947

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	350,000	3/20/13	680 bp	(35,511)

Merrill Lynch & Co.,
5%, 1/15/15	--		$885,000	9/20/17	(59.8 bp)	106,254

Unity Media GmBh,
8 3/4%, 2/15/15	--	EUR	350,000	3/20/13	735 bp	30,493

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	350,000	3/20/13	597 bp	16,182

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	460,000	12/20/10	(340 bp)	18,810

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	350,000	3/20/13	795 bp	16,442

DJ CDX NA HY Series 9
Index 25-35% tranche	--		$2,430,000	12/20/10	105.5 bp	(165,163)

DJ CDX NA IG Series 10
Index	(16,975)		2,840,000	6/20/13	155 bp	1

DJ CDX NA IG Series 10
Index	(1,765)		320,000	6/20/13	155 bp	--

DJ CDX NA IG Series 9
Index	--		7,840,000	(F) 12/20/12	(13.55 bp)	139,449

DJ CDX NA IG Series 9
Index	(142,624)		3,401,000	12/20/17	(80 bp)	4,310

DJ CDX NA IG Series 9
Index	(19,892)		980,000	12/20/17	(80 bp)	22,448

DJ CDX NA IG Series 9
Index 30-100% tranche	--		7,810,000	(F) 12/20/12	(5.8 bp)	166,280

DJ iTraxx Europe
Crossover Series 8
Version 1	(187,066)	EUR	1,400,000	12/20/12	(375 bp)	(56,300)

Freeport-McMoRan Copper
& Gold, Inc.	--		$883,300	3/20/12	(85 bp)	(1,672)

Idearc, Inc T/L Bank
Loan	--		400,000	6/20/12	79 bp	(61,947)

iStar Financial, Inc.,
6%, 12/15/10	22,050		315,000	3/20/09	500 bp	7,126

Republic of Argentina,
8.28%, 12/31/33	--		520,000	6/20/14	235 bp	(86,729)

Republic of Indonesia,
6.75%, 3/10/14	--		700,000	6/20/17	171.5 bp	(55,166)

Republic of Turkey,
11 7/8%, 1/15/30	--		725,000	5/20/17	230 bp	(58,046)

Republic of Turkey,
11 7/8%, 1/15/30	--		535,000	5/20/17	244 bp	(34,846)

Republic of Turkey,
11 7/8%, 1/15/30	--		175,000	10/20/12	154 bp	(8,633)

Russian Federation,
7 1/2%, 3/31/30	--		590,000	5/20/17	60 bp	(42,803)

Russian Federation,
7.5%, 3/31/30	--		825,000	8/20/12	65 bp	(24,082)

Russian Federation,
7.5%, 3/31/30	--		550,000	8/20/17	85 bp	(31,629)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		60,000	(F) 3/20/13	685 bp	334

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		645,000	3/20/09	525 bp	(20,995)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		885,000	9/20/17	(77 bp)	49,289

Community Health
Systems, 8 7/8%, 7/15/15	--		160,000	12/20/12	360 bp	(9,710)

DJ ABX HE A Index	417,474		623,000	1/25/38	369 bp	(109,308)

DJ ABX HE A Index	433,680		624,000	1/25/38	369 bp	(93,947)

DJ ABX HE AAA Index	146,418		623,000	1/25/38	76 bp	(152,490)

DJ ABX HE AAA Index	174,720		624,000	1/25/38	76 bp	(124,800)

DJ ABX HE AAA Index	330,890		1,141,000	1/25/38	76 bp	(216,900)

DJ CDX NA CMBX AA Index	(2,060)		65,000	(F) 3/15/49	(15 bp)	12,001

DJ CDX NA HY Series 8
Index 35-60% tranche	--		32,486,000	6/20/12	95 bp	(3,189,328)

DJ CDX NA HY Series 8
Index 35-60% tranche	--		6,104,000	6/20/12	104 bp	(578,314)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		9,600,000	12/20/10	104.5 bp	(655,024)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		9,600,000	12/20/10	90 bp	(691,392)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		22,900,000	12/20/10	171 bp	(1,164,465)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		6,940,000	12/20/10	203 bp	(294,834)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		6,940,000	12/20/10	212 bp	(278,456)

DJ CDX NA HY Series 9
Index, 25-35% tranche	--		8,770,000	12/20/10	163 bp	(464,255)

DJ CDX NA IG Series 10
Index	161,438		10,671,000	6/20/18	(150 bp)	26,889

DJ CDX NA IG Series 8
Index 30-100% tranche	--		9,052,450	6/20/12	(3.125 bp)	179,585

DJ CDX NA IG Series 8
Index 30-100% tranche	--		34,411,550	6/20/12	(8 bp)	616,851

DJ CDX NA IG Series 9
Index	(375,905)		8,115,500	12/20/17	(80 bp)	(25,289)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--		2,400,000	(F) 12/20/12	59.3 bp	(74,718)

Domtar Corp., 7 1/8%,
8/15/15	--		120,000	12/20/11	(250 bp)	4,839

Fed Republic of Brazil,
12.25%, 3/6/30	--		95,000	8/20/12	113 bp	(1,685)

Fed Republic of Brazil,
12.25%, 3/6/30	--		95,000	8/20/12	120 bp	(1,409)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		439,000	6/20/12	355 bp	(86,666)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		439,000	6/20/10	(228 bp)	58,198

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		885,000	9/20/17	(58 bp)	62,142

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		670,000	9/20/12	45.5 bp	(26,544)

Harrahs Operating Co.

Inc., 5 5/8%, 6/1/15	--		95,000	3/20/09	610 bp	(448)

HCA inc., T/L Bank Loan	--		152,000	3/20/09	225 bp	(18)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		100,000	3/20/13	645 bp	(352)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		885,000	9/20/17	(60.5 bp)	68,374

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		885,000	9/20/12	48 bp	(49,374)

Republic of Argentina,
8.28%, 12/31/33	--		245,000	9/20/12	(469 bp)	9,490

Republic of Argentina,
8.28%, 12/31/33	--		735,000	5/20/17	296 bp	(143,902)

Republic of Ecuador,
10%, 8/15/30	--		415,000	6/20/12	600 bp	(545)

Republic of Ecuador,
10%, 8/15/30	--		415,000	5/20/12	540 bp	(6,321)

Republic of Ecuador,
10%, 8/15/30	--		250,000	5/20/12	540 bp	(3,808)

Republic of Peru,
8 3/4%, 11/21/33	--		850,000	10/20/16	215 bp	21,991

Republic of Turkey,
11 7/8%, 1/15/30	--		1,040,000	5/20/17	228 bp	(84,725)

Republic of Venezuela,
9 1/4%, 9/15/27	--		875,000	5/20/12	183 bp	(127,583)

Republic of Venezuela,
9 1/4%, 9/15/27	--		875,000	5/20/08	(130 bp)	986

United Mexican States,
7.5%, 4/8/33	--		490,000	4/20/17	67 bp	(28,707)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	205,000	12/20/10	(357 bp)	7,051

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		$900,000	6/20/12	(150 bp)	43,263

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		615,000	9/20/11	(426 bp)	(3,788)

General Motors Corp.,
7 1/8%, 7/15/13	--		680,000	9/20/08	500 bp	(6,850)

Pulte Homes Inc.,
5.25%, 1/15/14	--		575,000	9/20/11	(482 bp)	(13,384)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		110,000	6/20/17	295 bp	(13,700)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		350,000	6/20/09	190 bp	(28,286)

Aramark Services, Inc.,
8.5%, 2/1/15	--		105,000	12/20/12	355 bp	(7,142)

Bombardier, Inc,
6 3/4%, 5/1/12	--		450,000	6/20/12	(114 bp)	29,262

DJ ABX NA CMBX AAA Index	216,739		3,045,000	3/15/49	7 bp	(30,056)

DJ ABX NA CMBX BBB Index	40		55,165	10/12/52	(134 bp)	22,196

DJ CDX NA HY Series 7
Index	45,144		950,400	12/20/09	(325 bp)	73,453

DJ CDX NA HY Series 9
Index	548,460		13,711,500	12/20/12	375 bp	(912,363)

DJ CDX NA IG Series 10
Index	355,996		18,273,000	6/20/18	(150 bp)	144,760

DJ CDX NA IG Series 7
Index 10-15% tranche	38,400		960,000	12/20/09	0 bp	(163,906)

DJ CDX NA IG Series 9
Index 30-100% tranche	--		4,120,000	12/20/12	(29.5 bp)	42,218

DJ CMB NA CMBX AA Index	(225,646)		989,000	10/12/52	(25 bp)	(77,496)

DJ CMB NA CMBX AAA Index	1,423,186		11,864,000	12/13/49	8 bp	328,869

DJ CMB NA CMBX AAA Index	5,577,043		51,391,500	2/17/51	35 bp	1,063,967

Dominican Republic,
8 5/8%, 4/20/27	--		850,000	11/20/11	(170 bp)	44,148

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		110,000	6/20/12	225 bp	(7,669)

Freeport-McMoRan Copper
& Gold, Inc.	--		1,326,500	3/20/12	44 bp	(12,785)

Freeport-McMoRan Copper
& Gold, Inc.	--		441,600	3/20/12	(83 bp)	(1,961)

Nalco, Co. 7.75%,
11/15/11	--		65,000	9/20/12	330 bp	(2,031)

Nalco, Co. 7.75%,
11/15/11	--		95,000	3/20/13	460 bp	1,498

Republic of Venezuela,
9 1/4%, 9/15/27	--		680,000	10/12/12	339 bp	(66,655)

Total						$(9,247,535)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $440,810,861.

(b) The aggregate identified cost on a tax basis is $665,733,912, resulting in gross unrealized appreciation and depreciation of $45,978,732 and $23,507,941, respectively, or net unrealized appreciation of $22,470,791.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2008 was $16,872 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $179,953. The fund received cash collateral of $185,000 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $62,700 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $46,062,347 and $55,910,937, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Security on loan, in part or in entirety, at March 31, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of March 31, 2008, the fund had unfunded loan commitments of $272,252, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$22,292
Golden Nugget, Inc.	41,818
Hub International, Ltd.	5,268
MEG Energy Corp.	50,357
NRG Energy, Inc.	135,000
Univision Communications, Inc.	17,517

Totals	$272,252

At March 31, 2008, liquid assets totaling $196,699,074 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

United States	81.0%
Japan	4.6

France	2.0
Ireland	1.8
United Kingdom	1.6
Luxembourg	1.0
Argentina	0.9
Canada	0.8
Sweden	0.8
Mexico	0.8
Russia	0.6
Cayman Islands	0.5
Venezuela	0.5
Other	3.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$24,582	$(4,157,614)

Level 2	$686,765,690	$(38,714,520)

Level 3	$1,414,431	$-

Total	$688,204,703	$(42,872,134)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$94,703	$-

Accrued discounts/premiums	$-	$-

Realized Gain/Loss	$(1,079,780)	$-

Change in net unrealized appreciation (depreciation)	$1,078,377	$-

Net Realized and Unrealized Gain (Loss)	$(1,403)	$-

Net Purchases / Sales	$89	$-

Net Transfers in and/or out of Level 3	$1,321,042	$-

Balance as of March 31, 2008	$1,414,431	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and Defense (1.3%)
L-3 Communications Holdings, Inc.	13,870	$1,516,546
Lockheed Martin Corp.	13,400	1,330,620
		2,847,166

Airlines (0.3%)
Southwest Airlines Co.	61,180	758,632

Banking (7.3%)
Bank of America Corp.	140,270	5,317,636
Bank of New York Mellon Corp. (The)	16,250	678,113
Comerica, Inc.	26,870	942,600
PNC Financial Services Group	73,330	4,808,248
U. S. Bancorp	106,830	3,457,019
Wachovia Corp.	19,510	526,770
Zions Bancorp.	4,050	184,478
		15,914,864

Biotechnology (0.5%)
Amgen, Inc. (NON)	23,520	982,666

Building Materials (1.3%)
Sherwin-Williams Co. (The)	54,270	2,769,941

Chemicals (4.6%)
Celanese Corp. Ser. A	13,180	514,679
E. I. du Pont de Nemours & Co.	78,330	3,662,711
Lubrizol Corp. (The)	34,390	1,908,989
PPG Industries, Inc.	35,480	2,146,895
Rohm & Haas Co.	29,880	1,615,910
		9,849,184

Computers (3.8%)
EMC Corp. (NON)	97,740	1,401,592
IBM Corp.	59,298	6,827,572
		8,229,164

Conglomerates (3.6%)
3M Co.	4,200	332,430
General Electric Co.	108,970	4,032,980
Honeywell International, Inc.	28,310	1,597,250
Tyco International, Ltd. (Bermuda)	41,267	1,817,811
		7,780,471

Consumer Finance (0.9%)
AmeriCredit Corp. (NON)	79,610	801,673
Capital One Financial Corp.	21,239	1,045,384
		1,847,057

Consumer Goods (4.3%)
Clorox Co.	67,400	3,817,536
Energizer Holdings, Inc. (NON)	3,710	335,681
Newell Rubbermaid, Inc.	49,290	1,127,262
Procter & Gamble Co. (The)	56,860	3,984,180
		9,264,659

Electric Utilities (3.4%)
Edison International	119,980	5,881,420
Pepco Holdings, Inc.	20,970	518,378
PG&E Corp.	17,100	629,622
Sierra Pacific Resources	24,320	307,162
		7,336,582

Electrical Equipment (0.7%)
WESCO International, Inc. (NON)	42,430	1,548,271

Electronics (1.2%)
Avnet, Inc. (NON)	7,500	245,475
Intel Corp.	114,534	2,425,830
		2,671,305

Financial (5.8%)
Assurant, Inc.	51,140	3,112,380
CIT Group, Inc.	121,860	1,444,041
Discover Financial Services	66,608	1,090,373
JPMorgan Chase & Co.	161,070	6,917,957
		12,564,751

Food (1.2%)
General Mills, Inc.	31,210	1,868,855
Tyson Foods, Inc. Class A	47,780	762,091
		2,630,946

Forest Products and Packaging (1.4%)
Packaging Corp. of America	98,320	2,195,486
Sonoco Products Co.	30,050	860,332
		3,055,818

Health Care Services (2.2%)
AmerisourceBergen Corp.	23,880	978,602
Cardinal Health, Inc.	39,110	2,053,666
Lincare Holdings, Inc. (NON)	14,890	418,558
McKesson Corp.	19,150	1,002,886
WellPoint, Inc. (NON)	4,800	211,824
		4,665,536

Household Furniture and Appliances (0.3%)
Whirlpool Corp.	8,620	748,044

Insurance (5.4%)
ACE, Ltd. (Bermuda)	51,270	2,822,926
Allstate Corp. (The)	45,550	2,189,133
Aspen Insurance Holdings, Ltd. (Bermuda)	26,810	707,248
Chubb Corp. (The)	39,870	1,972,768
Endurance Specialty Holdings, Ltd. (Bermuda)	10,020	366,732
PartnerRe, Ltd. (Bermuda)	15,090	1,151,367
Protective Life Corp.	11,640	472,118
Travelers Cos., Inc. (The)	38,500	1,842,225
XL Capital, Ltd. Class A (Bermuda)	8,200	242,310
		11,766,827

Investment Banking/Brokerage (2.4%)
Goldman Sachs Group, Inc. (The)	13,780	2,279,074
Morgan Stanley	61,779	2,823,300
		5,102,374

Machinery (0.5%)
Cummins, Inc.	12,230	572,609
Parker-Hannifin Corp.	8,160	565,243
		1,137,852

Manufacturing (0.8%)
Eaton Corp.	4,840	385,603
Teleflex, Inc.	29,430	1,404,105
		1,789,708

Media (0.2%)
Walt Disney Co. (The)	11,690	366,832

Medical Technology (1.5%)
Covidien, Ltd.	69,277	3,065,507
Zimmer Holdings, Inc. (NON)	3,610	281,075
		3,346,582

Metals (0.5%)
Nucor Corp.	15,000	1,016,100

Natural Gas Utilities (0.4%)
NiSource, Inc.	46,480	801,315

Oil & Gas (16.4%)
BP PLC ADR (United Kingdom)	40,930	2,482,405
ConocoPhillips	91,850	6,999,889
Exxon Mobil Corp.	144,040	12,182,903
Marathon Oil Corp.	87,690	3,998,664
Occidental Petroleum Corp.	22,490	1,645,593
Sunoco, Inc.	18,820	987,485
Total SA (France)	61,660	4,577,548
Total SA ADR (France)	10	740
Valero Energy Corp.	53,330	2,619,036
		35,494,263

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	34,190	728,247
Eli Lilly Co.	52,450	2,705,890
Forest Laboratories, Inc. (NON)	9,220	368,892
Johnson & Johnson	39,000	2,529,930
Pfizer, Inc.	137,624	2,880,470
Wyeth	27,520	1,149,235
		10,362,664

Railroads (0.1%)
Norfolk Southern Corp.	4,700	255,304

Real Estate (1.0%)
Annaly Mortgage Management, Inc. (R)	140,940	2,159,201

Regional Bells (7.1%)
AT&T, Inc.	161,790	6,196,557
Verizon Communications, Inc.	250,240	9,121,248
		15,317,805

Restaurants (0.2%)
Darden Restaurants, Inc.	11,830	385,067

Retail (2.8%)
Big Lots, Inc. (NON)	14,290	318,667
Foot Locker, Inc.	70,360	828,137
Home Depot, Inc. (The)	38,220	1,069,013
Staples, Inc.	124,190	2,745,841
TJX Cos. , Inc. (The)	19,170	633,952
Wal-Mart Stores, Inc.	8,660	456,209
		6,051,819

Semiconductor (2.6%)
Applied Materials, Inc.	155,780	3,039,268
Atmel Corp. (NON)	475,350	1,654,218
KLA-Tencor Corp.	11,090	411,439
Varian Semiconductor Equipment (NON)	15,650	440,548
		5,545,473

Software (1.7%)
Oracle Corp. (NON)	55,120	1,078,147
Symantec Corp. (NON)	161,800	2,689,116
		3,767,263

Technology Services (0.3%)
Automatic Data Processing, Inc.	9,190	389,564
Computer Sciences Corp. (NON)	6,890	281,043
		670,607

Telecommunications (1.1%)
Embarq Corp.	60,830	2,439,283

Tobacco (0.6%)
Altria Group, Inc.	4,340	96,348
Loews Corp. - Carolina Group	13,380	970,719
Philip Morris International, Inc. (NON)	4,340	219,517
		1,286,584

Waste Management (1.1%)
Waste Management, Inc.	72,069	2,418,636

Total common stocks (cost $201,062,341)		$206,946,616

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	3,997	$562,078
Mylan, Inc. 6.50% cv. pfd.	850	742,343
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	44,420	1,315,827

Total convertible preferred stocks (cost $2,551,148)		$2,620,248

INVESTMENT COMPANIES (0.5%)(a) (cost $1,272,238)
	Shares	Value

Apollo Investment Corp.	63,770	$1,009,479

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $700,000)
	Principal
	amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	$700,000	$821,625

SHORT-TERM INVESTMENTS (2.1%)(a) (cost $4,487,423)
	Shares	Value

Putnam Prime Money Market Fund (e)	4,487,423	4,487,423

TOTAL INVESTMENTS

Total investments (cost $210,073,150) (b)		$215,885,391

NOTES

(a) Percentages indicated are based on net assets of $ 216,435,659 .

(b) The aggregate identified cost on a tax basis is $210,409,538, resulting in gross unrealized appreciation and depreciation of $21,062,214 and $15,586,361, respectively, or net unrealized appreciation of $5,475,853.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,444 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $10,854,651 and $10,114,696, respectively.

(R) Real Estate Investment Trust.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$212,443,518	$-

Level 2	$3,441,873	$-

Level 3	$-	$-

Total	$215,885,391	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston
The fund's portfolio
3/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (81.0%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037	$4,546,619	$4,738,252

U.S. Government Agency Mortgage Obligations (79.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, November 1, 2036	207,828	210,028
5 1/2s, with due dates from March 1, 2020 to
April 1, 2020	114,733	117,589
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, September 1, 2022	88,607	95,440
7s, with due dates from April 1, 2032 to
December 1, 2035	1,110,652	1,173,050
7s, with due dates from January 1, 2013 to
November 1, 2014	59,479	62,254
6 1/2s, with due dates from April 1, 2033 to
August 1, 2037	2,105,201	2,184,269
6 1/2s, TBA, May 1, 2038	4,000,000	4,134,375
6 1/2s, TBA, April 1, 2038	6,000,000	6,213,281
6s, with due dates from December 1, 2032 to
August 1, 2037	716,738	735,338
6s, with due dates from February 1, 2009 to
September 1, 2019	2,025,849	2,089,888
6s, TBA, April 1, 2038	6,000,000	6,144,844
5 1/2s, with due dates from May 1, 2022 to
April 1, 2037	5,265,822	5,354,463
5 1/2s, with due dates from August 1, 2019 to
February 1, 2022	2,440,827	2,499,493
5 1/2s, TBA, May 1, 2038	116,000,000	116,833,750
5 1/2s, TBA, April 1, 2038	186,000,000	187,729,223
5s, TBA, April 1, 2038	2,000,000	1,979,062
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	3,778,741	3,735,902
4 1/2s, with due dates from June 1, 2020 to
September 1, 2020	2,010,502	2,010,816
		343,303,065

Total U.S. government and agency mortgage obligations (cost $345,107,613)		$348,041,317

COMMON STOCKS (53.0%)(a)
	Shares	Value

Basic Materials (3.1%)
Cytec Industries, Inc.	11,900	$640,815
Dow Chemical Co. (The)	25,300	932,305
E.I. du Pont de Nemours & Co.	21,200	991,312
Freeport-McMoRan Copper & Gold, Inc. Class B	19,322	1,859,163
Lubrizol Corp. (The)	20,400	1,132,404
Nucor Corp.	23,000	1,558,020
Packaging Corp. of America	35,600	794,948
PPG Industries, Inc.	25,900	1,567,209
Reliance Steel & Aluminum Co.	13,800	826,068
Southern Copper Corp. (S)	7,600	789,108
Terra Industries, Inc. (NON)	39,300	1,396,329
United States Steel Corp.	8,100	1,027,647
		13,515,328

Capital Goods (3.7%)
Ball Corp.	12,600	578,844
Boeing Co. (The)	25,750	1,915,028
Caterpillar, Inc.	30,000	2,348,700
Cummins, Inc.	10,700	500,974
DRS Technologies, Inc.	7,900	460,412
Eaton Corp.	2,800	223,076
Gardner Denver, Inc. (NON)	23,800	882,980
General Dynamics Corp.	9,900	825,363
L-3 Communications Holdings, Inc.	11,000	1,202,740
Lockheed Martin Corp.	10,600	1,052,580
Northrop Grumman Corp.	26,000	2,023,060
Precision Castparts Corp.	6,600	673,728
Raytheon Co.	22,900	1,479,569
Roper Industries, Inc.	4,200	249,648
Teleflex, Inc.	4,400	209,924
Waste Management, Inc.	11,200	375,872
WESCO International, Inc. (NON)	19,200	700,608
		15,703,106

Communication Services (3.8%)
AT&T, Inc.	220,200	8,433,660
CenturyTel, Inc.	36,300	1,206,612
Embarq Corp.	16,100	645,610
NeuStar, Inc. Class A (NON)	28,000	741,440
Sprint Nextel Corp.	120,000	802,800

Verizon Communications, Inc.	128,240	4,674,348
		16,504,470

Conglomerates (3.4%)
General Electric Co.	346,500	12,823,965
Honeywell International, Inc.	34,900	1,969,058
		14,793,023

Consumer Cyclicals (3.1%)
Amazon.com, Inc. (NON)	9,000	641,700
AutoZone, Inc. (NON)	2,200	250,426
Big Lots, Inc. (NON)	47,100	1,050,330
Black & Decker Manufacturing Co. (S)	6,000	396,600
Carnival Corp.	19,800	801,504
Clear Channel Communications, Inc.	10,200	298,044
Deluxe Corp.	13,000	249,730
GameStop Corp. (NON)	13,200	682,572
Gap, Inc. (The)	18,900	371,952
JC Penney Co., Inc. (Holding Co.)	8,400	316,764
Lennar Corp. (S)	46,800	880,308
Lowe's Cos., Inc.	33,500	768,490
Macy's, Inc.	26,700	615,702
Manpower, Inc.	13,400	753,884
NBTY, Inc. (NON)	12,400	371,380
Nordstrom, Inc.	11,700	381,420
NVR, Inc. (NON)	1,873	1,119,118
R. H. Donnelley Corp. (NON) (S)	52,400	265,144
RadioShack Corp.	17,600	286,000
Regal Entertainment Group Class A	83,500	1,610,715
Whirlpool Corp. (S)	14,400	1,249,632
		13,361,415

Consumer Staples (5.6%)
Altria Group, Inc. (SEG)	43,180	958,596
American Greetings Corp. Class A	34,000	630,700
Blyth Industries, Inc.	34,700	684,284
Clorox Co.	13,900	787,296
Corn Products International, Inc.	11,100	412,254
Darden Restaurants, Inc.	21,400	696,570
Energizer Holdings, Inc. (NON)	2,300	208,104
General Mills, Inc.	29,400	1,760,472
H.J. Heinz Co.	7,200	338,184
ITT Educational Services, Inc. (NON)	23,300	1,070,169
JM Smucker Co. (The)	15,600	789,516
Kimberly-Clark Corp.	9,100	587,405
Kraft Foods, Inc. Class A (SEG)	20,808	645,256
Kroger Co.	26,500	673,100
Loews Corp. - Carolina Group	8,700	631,185
McDonald's Corp.	7,600	423,852
MPS Group, Inc. (NON)	24,900	294,318
Newell Rubbermaid, Inc.	40,500	926,235
Nutri/System, Inc. (NON) (S)	28,600	431,002
Pepsi Bottling Group, Inc. (The)	48,600	1,648,026
Philip Morris International, Inc. (NON)	43,180	2,184,044
Procter & Gamble Co. (The)	46,100	3,230,227
Robert Half International, Inc. (S)	32,800	844,272
Ruby Tuesday, Inc.	66,000	495,000
SYSCO Corp.	8,300	240,866
Tyson Foods, Inc. Class A	43,500	693,825
Universal Corp.	15,600	1,022,268
Walt Disney Co. (The)	31,200	979,056
		24,286,082

Energy (2.9%)
Chevron Corp.	31,300	2,671,768
ConocoPhillips	25,300	1,928,113
Exxon Mobil Corp.	11,500	972,670
Frontier Oil Corp.	16,900	460,694
Global Industries, Ltd. (NON)	37,400	601,766
Hess Corp.	13,400	1,181,612
Marathon Oil Corp.	19,400	884,640
National-Oilwell Varco, Inc. (NON)	10,500	612,990
Sunoco, Inc.	7,000	367,290
Tesoro Corp.	13,200	396,000
Valero Energy Corp.	45,200	2,219,772
		12,297,315

Financial (13.5%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	16,300	647,110
Allstate Corp. (The)	21,000	1,009,260
American International Group, Inc.	10,200	441,150
Axis Capital Holdings, Ltd. (Bermuda)	37,584	1,277,104
Bank of America Corp.	242,930	9,209,476
BB&T Corp.	17,300	554,638
BlackRock, Inc.	1,400	285,852
CB Richard Ellis Group, Inc. Class A (NON)	34,200	740,088
CBL & Associates Properties (R)	44,800	1,054,144
Chubb Corp. (The)	19,400	959,912
Citigroup, Inc. (SEG)	257,900	5,524,218
Endurance Specialty Holdings, Ltd. (Bermuda)	19,600	717,360
Everest Re Group, Ltd. (Bermuda)	5,300	474,509
Freddie Mac	72,700	1,840,764
General Growth Properties, Inc. (R)	7,900	301,543
Goldman Sachs Group, Inc. (The)	9,300	1,538,127
Hartford Financial Services Group, Inc. (The)	6,027	456,666
Hospitality Properties Trust (R)	13,400	455,868

HRPT Properties Trust (R)	43,900	295,447
Jones Lang LaSalle, Inc.	11,400	881,676
JPMorgan Chase & Co.	170,100	7,305,795
KeyCorp	54,400	1,194,080
Marshall & Ilsley Corp.	41,700	967,440
Merrill Lynch & Co., Inc.	38,900	1,584,786
Morgan Stanley	53,800	2,458,660
Nasdaq OMX Group, Inc. (The) (NON)	17,800	688,148
National City Corp.	35,100	349,245
PNC Financial Services Group	16,300	1,068,791
ProLogis Trust (R)	12,600	741,636
RenaissanceRe Holdings, Ltd. (Bermuda)	27,700	1,437,907
SunTrust Banks, Inc.	4,800	264,672
Travelers Cos., Inc. (The)	20,600	985,710
U.S. Bancorp	25,300	818,708
W.R. Berkley Corp.	23,000	636,870
Wachovia Corp.	123,400	3,331,800
Washington Mutual, Inc.	16,500	169,950
Wells Fargo & Co.	133,600	3,887,760
XL Capital, Ltd. Class A (Bermuda) (S)	23,600	697,380
Zions Bancorp. (S)	15,100	687,805
		57,942,055

Health Care (5.2%)
Aetna, Inc.	13,200	555,588
AmerisourceBergen Corp.	34,300	1,405,614
Apria Healthcare Group, Inc. (NON)	20,700	408,825
Baxter International, Inc.	18,300	1,058,106
Boston Scientific Corp. (NON)	33,000	424,710
Bristol-Myers Squibb Co.	20,600	438,780
Coventry Health Care, Inc. (NON)	14,400	581,040
Covidien, Ltd.	33,425	1,479,056
DaVita, Inc. (NON)	12,900	616,104
Endo Pharmaceuticals Holdings, Inc. (NON)	28,400	679,896
Express Scripts, Inc. (NON)	17,200	1,106,304
Humana, Inc. (NON)	13,300	596,638
King Pharmaceuticals, Inc. (NON)	85,600	744,720
McKesson Corp.	36,800	1,927,216
Medco Health Solutions, Inc. (NON)	18,200	796,978
Merck & Co., Inc.	53,500	2,030,325
Par Pharmaceutical Cos., Inc. (NON)	17,200	299,108
Pfizer, Inc.	250,900	5,251,337
UnitedHealth Group, Inc.	10,000	343,600
WellPoint, Inc. (NON)	34,300	1,513,659
		22,257,604

Technology (5.5%)
Accenture, Ltd. Class A (Bermuda)	63,200	2,222,744
Apple Computer, Inc. (NON)	1,700	243,950
Applied Materials, Inc.	89,000	1,736,390
Arrow Electronics, Inc. (NON)	15,700	528,305
Atmel Corp. (NON)	171,500	596,820
Avnet, Inc. (NON)	15,100	494,223
BMC Software, Inc. (NON)	7,400	240,648
Computer Sciences Corp. (NON)	4,900	199,871
Dell, Inc. (NON)	32,500	647,400
Digital River, Inc. (NON)	7,900	244,663
DST Systems, Inc. (NON) (S)	9,200	604,808
eBay, Inc. (NON)	19,300	575,912
Fidelity National Information Services, Inc.	22,600	861,964
Google, Inc. Class A (NON)	900	396,423
Harris Corp.	7,200	349,416
Hewlett-Packard Co. (SEG)	89,600	4,091,136
IBM Corp.	22,900	2,636,706
Intel Corp.	118,600	2,511,948
Oracle Corp. (NON)	36,800	719,808
SanDisk Corp. (NON)	32,800	740,296
Seagate Technology (Cayman Islands)	28,300	592,602
Thermo Electron Corp. (NON)	29,000	1,648,360
Xerox Corp.	51,700	773,949
		23,658,342

Transportation (0.5%)
AMR Corp. (NON)	52,600	474,452
UAL Corp. (S)	16,900	363,857
Union Pacific Corp.	2,000	250,760
US Airways Group, Inc. (NON)	102,900	916,839
		2,005,908

Utilities & Power (2.7%)
Atmos Energy Corp.	28,800	734,400
Black Hills Corp.	16,500	590,370
Dominion Resources, Inc.	6,500	265,460
DTE Energy Co.	15,500	602,795
Duke Energy Corp.	39,400	703,290
Edison International	35,500	1,740,210
Energen Corp.	12,200	760,060
Entergy Corp.	5,920	645,754
FirstEnergy Corp.	15,100	1,036,162
FPL Group, Inc.	10,400	652,496
PG&E Corp.	41,840	1,540,549
Sempra Energy	10,000	532,800
Southern Union Co.	22,500	523,575
Wisconsin Energy Corp.	25,300	1,112,947

		11,440,868

Total common stocks (cost $239,050,794)		$227,765,516

COLLATERALIZED MORTGAGE OBLIGATIONS (24.5%)(a)

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.953s, 2035	$292,467	$270,532
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.099s, 2036	33,000	1,917
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	186,221	194,530
FRB Ser. 97-D5, Class A5, 6.718s, 2043	73,000	75,143
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	164,522
FRB Ser. 07-3, Class A3, 5.659s, 2049	158,000	156,826
Ser. 07-2, Class A2, 5.634s, 2049	152,000	149,319
Ser. 06-4, Class A2, 5.522s, 2046	838,000	846,423
Ser. 04-3, Class A5, 5.316s, 2039	580,000	558,882
Ser. 05-6, Class A2, 5.165s, 2047	77,000	76,909
Ser. 07-5, Class XW, Interest Only (IO), 0.608s, 2051	3,913,301	101,182
Ser. 07-1, Class XW, IO, 0.291s, 2049	2,494,173	43,539
Ser. 06-1, Class XC, IO, 0.052s, 2045	3,781,781	21,826
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	88,193
Ser. 02-PB2, Class XC, IO, 0.178s, 2035	2,545,362	40,865
Ser. 04-4, Class XC, IO, 0.151s, 2042	4,037,130	55,432
Ser. 04-5, Class XC, IO, 0.13s, 2041	6,209,887	77,349
Ser. 05-1, Class XW, IO, 0.102s, 2042	40,913,285	117,475
Ser. 06-4, Class XC, IO, 0.07s, 2046	6,393,034	79,274
Ser. 06-5, Class XC, IO, 0.063s, 2016	13,195,422	162,917
Ser. 05-4, Class XC, IO, 0.062s, 2045	11,075,569	67,246
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.768s, 2018	26,000	25,220
FRB Ser. 04-BBA4, Class G, 3.518s, 2018	61,000	60,013
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.818s, 2022	111,000	92,130
FRB Ser. 05-MIB1, Class J, 3.868s, 2022	244,000	204,960
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.745s, 2033	45,012	42,536
Ser. 04-D, Class 2A, IO, 0.316s, 2034	1,617,468	1,493
Ser. 05-E, Class 2, IO, 0.304s, 2035	4,286,388	13,944
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	212,901	216,387
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.899s, 2035	157,482	141,734
Ser. 04-2, IO, 1.72s, 2034	981,219	55,733
Ser. 05-3A, IO, 1.6s, 2035	2,079,390	143,289
Ser. 05-1A, IO, 1.6s, 2035	694,175	43,039
Ser. 04-3, IO, 1.6s, 2035	456,999	25,592
Ser. 07-5A, IO, 1.55s, 2037	1,727,969	243,298
Ser. 07-2A, IO, 1.3s, 2037	2,012,242	237,646
Ser. 07-1, Class S, IO, 1.211s, 2037	1,661,012	180,386
Ser. 06-4A, IO, 1.14s, 2036	149,831	16,938
Ser. 06-2A, IO, 0.879s, 2036	397,392	32,555
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
6.865s, 2034	20,383	18,039
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.189s, 2032	151,000	146,051
Ser. 07-PW17, Class A3, 5.736s, 2050	1,905,000	1,782,547
Ser. 05-PWR9, Class X1, IO, 0.092s, 2042	6,878,294	56,209
Ser. 04-PR3I, Class X1, IO, 0.068s, 2041	1,002,226	16,685
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.69s, 2038	2,137,926	85,697
Ser. 06-PW14, Class X1, IO, 0.08s, 2038	2,299,936	33,743
Ser. 07-PW15, Class X1, IO, 0.041s, 2044	8,876,899	91,111
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	17,242,313	62,441
Ser. 07-PW16, Class X, IO, 0.021s, 2040	18,340,497	17,194
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	935,200	13,242
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	72,774	75,374
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	545,389
Ser. 98-1, Class G, 6.56s, 2030	148,000	145,076
Ser. 98-1, Class H, 6.34s, 2030	227,000	213,865
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.104s, 2043	15,392,188	138,289
Ser. 06-C5, Class XC, IO, 0.06s, 2049	14,332,931	156,766
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 4.051s, 2037	595,052	47,506
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	100,000	98,630
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.377s, 2049	3,583,445	77,828
Ser. 06-CD2, Class X, IO, 0.086s, 2046	10,686,330	45,676
Ser. 07-CD4, Class XC, IO, 0.04s, 2049	11,985,420	95,509
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	266,587
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.221s, 2017	224,000	208,323
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	111,737
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	87,389
FRB Ser. 01-J2A, Class A2F, 3.318s, 2034	211,000	183,570
Ser. 03-LB1A, Class X1, IO, 0.473s, 2038	1,197,754	45,015

Ser. 05-LP5, Class XC, IO, 0.208s, 2043	10,788,864	85,940
Ser. 05-C6, Class XC, IO, 0.059s, 2044	12,306,240	67,456
Ser. 06-C8, Class XS, IO, 0.055s, 2046	6,452,230	63,248
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 5.001s, 2034	12,647	712
Ser. 05-24, Class 1AX, IO, 1.231s, 2035	1,892,342	32,730
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 3.657s, 2035	1,138,149	26,182
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,213,327	26,961
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	132,547	148,188
IFB Ser. 05-R1, Class 1AS, IO, 2.89s, 2035	1,141,059	93,660
IFB Ser. 05-R2, Class 1AS, IO, 2.525s, 2035	685,898	44,551
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	590,000	592,548
Ser. 06-C5, Class AX, IO, 0.093s, 2039	4,110,954	58,014
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	16,082,326	141,862
Ser. 06-C4, Class AX, IO, 0.09s, 2039	9,857,537	130,315
Ser. 07-C1, Class AX, IO, 0.051s, 2040	11,229,044	99,781
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	385,000	365,681
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	236,629
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	654,674
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.768s, 2020	25,000	22,750
FRB Ser. 04-TF2A, Class J, 3.768s, 2016	189,000	171,990
FRB Ser. 05-TF2A, Class J, 3.718s, 2020	91,320	79,448
FRB Ser. 04-TF2A, Class H, 3.518s, 2019	81,000	74,520
Ser. 01-CK1, Class AY, IO, 0.773s, 2035	8,849,189	127,207
Ser. 03-C3, Class AX, IO, 0.566s, 2038	9,642,044	351,096
Ser. 02-CP3, Class AX, IO, 0.344s, 2035	2,312,745	81,141
Ser. 04-C4, Class AX, IO, 0.256s, 2039	1,531,163	30,387
Ser. 05-C2, Class AX, IO, 0 1/8s, 2037	9,122,750	119,025
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	282,838	291,917
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	208,104
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	363,451
Fannie Mae
IFB Ser. 07-75, Class JS, 31.57s, 2037	272,356	395,481
IFB Ser. 07-80, Class AS, 28.57s, 2037	125,719	174,555
IFB Ser. 07-75, Class CS, 27.309s, 2037	191,830	284,757
IFB Ser. 06-62, Class PS, 24.308s, 2036	193,434	268,140
IFB Ser. 07-60, Class SB, 24.008s, 2037	107,469	138,267
IFB Ser. 06-76, Class QB, 24.008s, 2036	190,205	264,395
IFB Ser. 06-48, Class TQ, 24.008s, 2036	388,588	516,037
IFB Ser. 06-63, Class SP, 23.708s, 2036	208,302	285,562
IFB Ser. 07-W7, Class 1A4, 23.588s, 2037	186,786	252,076
IFB Ser. 07-81, Class SC, 22.208s, 2037	195,930	253,827
IFB Ser. 07-1, Class NK, 21.457s, 2037	499,559	666,141
IFB Ser. 06-104, Class GS, 21.145s, 2036	135,786	179,922
IFB Ser. 06-104, Class ES, 20.456s, 2036	239,060	312,856
IFB Ser. 05-37, Class SU, 18.805s, 2035	308,576	391,712
IFB Ser. 06-49, Class SE, 18.605s, 2036	317,349	396,653
IFB Ser. 06-60, Class AK, 18.405s, 2036	160,865	202,097
IFB Ser. 06-60, Class TK, 18.205s, 2036	92,332	115,277
IFB Ser. 06-104, Class CS, 18.006s, 2036	234,171	287,493
IFB Ser. 07-30, Class FS, 17.791s, 2037	499,703	611,199
IFB Ser. 07-96, Class AS, 17.156s, 2037	240,878	288,712
IFB Ser. 06-115, Class ES, 16.165s, 2036	206,638	257,732
IFB Ser. 06-8, Class PK, 16.005s, 2036	372,983	444,302
IFB Ser. 05-57, Class CD, 15.38s, 2035	166,990	199,148
IFB Ser. 05-74, Class CP, 15.221s, 2035	191,582	233,583
IFB Ser. 05-115, Class NQ, 15.192s, 2036	108,011	126,592
IFB Ser. 06-27, Class SP, 15.038s, 2036	299,000	362,365
IFB Ser. 06-8, Class HP, 15.038s, 2036	315,733	383,835
IFB Ser. 06-8, Class WK, 15.038s, 2036	500,195	602,915
IFB Ser. 05-106, Class US, 15.038s, 2035	461,476	562,788
IFB Ser. 05-99, Class SA, 15.038s, 2035	226,167	267,878
IFB Ser. 05-45, Class DA, 14.891s, 2035	348,590	420,983
IFB Ser. 05-74, Class DM, 14.855s, 2035	442,829	531,830
IFB Ser. 05-45, Class DC, 14.781s, 2035	290,492	349,589
IFB Ser. 06-60, Class CS, 14.561s, 2036	95,203	108,866
IFB Ser. 05-57, Class DC, 13.329s, 2034	280,878	326,681
IFB Ser. 06-62, Class NS, 12.092s, 2036	127,994	132,314
IFB Ser. 05-74, Class SK, 12.983s, 2035	354,026	411,567
IFB Ser. 05-74, Class CS, 12.873s, 2035	217,806	252,392
IFB Ser. 05-45, Class PC, 12.454s, 2034	137,809	157,978
IFB Ser. 05-114, Class SP, 12.433s, 2036	135,277	149,007
IFB Ser. 05-95, Class OP, 12.328s, 2035	135,938	152,300
IFB Ser. 05-106, Class JC, 12.066s, 2035	92,928	101,700
IFB Ser. 05-83, Class QP, 10.637s, 2034	81,519	87,928
IFB Ser. 05-72, Class SB, 10.378s, 2035	223,774	241,555
Ser. 03-W6, Class PT1, 10.074s, 2042	55,935	64,742
Ser. 02-T12, Class A4, 9 1/2s, 2042	24,911	27,458
Ser. 02-T4, Class A4, 9 1/2s, 2041	201,125	225,373
Ser. 02-T6, Class A3, 9 1/2s, 2041	49,860	55,351
Ser. 04-T3, Class PT1, 8.984s, 2044	120,196	134,346
Ser. 02-26, Class A2, 7 1/2s, 2048	173,965	190,227
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	104,620	115,029
Ser. 03-W1, Class 2A, 7 1/2s, 2042	202,159	220,860
Ser. 02-T12, Class A3, 7 1/2s, 2042	117,087	127,549
Ser. 02-14, Class A2, 7 1/2s, 2042	48,985	53,332
Ser. 01-T10, Class A2, 7 1/2s, 2041	164,830	179,201
Ser. 02-T4, Class A3, 7 1/2s, 2041	64,409	70,018
Ser. 01-T12, Class A2, 7 1/2s, 2041	166,472	180,859

Ser. 01-T3, Class A1, 7 1/2s, 2040	32,425	35,189
Ser. 01-T1, Class A1, 7 1/2s, 2040	77,044	83,809
Ser. 99-T2, Class A1, 7 1/2s, 2039	16,061	17,835
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	106,820	115,241
Ser. 02-T1, Class A3, 7 1/2s, 2031	110,182	120,176
Ser. 00-T6, Class A1, 7 1/2s, 2030	123,193	132,249
Ser. 01-T5, Class A3, 7 1/2s, 2030	18,537	20,172
Ser. 01-T4, Class A1, 7 1/2s, 2028	341,361	375,820
Ser. 02-26, Class A1, 7s, 2048	153,300	165,616
Ser. 04-T3, Class 1A3, 7s, 2044	195,684	212,507
Ser. 03-W3, Class 1A2, 7s, 2042	70,616	76,442
Ser. 02-T16, Class A2, 7s, 2042	144,362	156,432
Ser. 02-14, Class A1, 7s, 2042	51,003	54,949
Ser. 02-T4, Class A2, 7s, 2041	27,178	29,253
Ser. 01-W3, Class A, 7s, 2041	48,230	52,129
Ser. 05-W4, Class 1A3, 7s, 2035	82,933	88,726
Ser. 04-W1, Class 2A2, 7s, 2033	642,099	696,885
Ser. 381, Class 14, IO, 6 1/2s, 2037	207,910	34,386
Ser. 381, Class 15, IO, 6 1/2s, 2037	89,496	14,910
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,632,328	334,237
Ser. 363, Class 2, IO, 5 1/2s, 2035	213,388	46,634
IFB Ser. 07-W6, Class 6A2, IO, 5.201s, 2037	261,364	34,302
IFB Ser. 06-90, Class SE, IO, 5.201s, 2036	254,398	36,765
IFB Ser. 03-66, Class SA, IO, 5.051s, 2033	378,158	47,165
IFB Ser. 04-17, Class ST, IO, 5.001s, 2034	50,093	6,590
IFB Ser. 07-W6, Class 5A2, IO, 4.691s, 2037	345,432	44,137
IFB Ser. 07-W4, Class 4A2, IO, 4.681s, 2037	1,806,378	216,937
IFB Ser. 07-W2, Class 3A2, IO, 4.681s, 2037	502,380	61,698
IFB Ser. 06-115, Class BI, IO, 4.661s, 2036	453,387	41,699
IFB Ser. 05-113, Class AI, IO, 4.631s, 2036	82,222	10,015
IFB Ser. 05-113, Class DI, IO, 4.631s, 2036	2,808,471	290,392
IFB Ser. 05-52, Class DC, IO, 4.601s, 2035	213,083	24,455
IFB Ser. 07-60, Class AX, IO, 4.551s, 2037	680,759	77,429
IFB Ser. 06-60, Class SI, IO, 4.551s, 2036	483,173	58,772
IFB Ser. 06-60, Class UI, IO, 4.551s, 2036	196,666	25,072
IFB Ser. 04-24, Class CS, IO, 4.551s, 2034	518,421	57,527
IFB Ser. 07-W7, Class 3A2, IO, 4.531s, 2037	602,095	69,712
IFB Ser. 03-122, Class SA, IO, 4.501s, 2028	666,107	55,602
IFB Ser. 03-122, Class SJ, IO, 4.501s, 2028	701,866	59,271
IFB Ser. 06-60, Class DI, IO, 4.471s, 2035	232,911	22,589
IFB Ser. 04-60, Class SW, IO, 4.451s, 2034	962,298	119,357
IFB Ser. 05-65, Class KI, IO, 4.401s, 2035	1,750,166	188,047
IFB Ser. 08-01, Class GI, IO, 4.361s, 2037	1,901,490	221,245
IFB Ser. 07-23, Class SI, IO, 4.171s, 2037	406,324	39,186
IFB Ser. 07-54, Class CI, IO, 4.161s, 2037	277,970	29,792
IFB Ser. 07-39, Class JI, IO, 4.161s, 2037	181,481	16,134
IFB Ser. 07-39, Class PI, IO, 4.161s, 2037	307,744	30,561
IFB Ser. 07-30, Class WI, IO, 4.161s, 2037	2,655,423	254,536
IFB Ser. 07-28, Class SE, IO, 4.151s, 2037	337,621	35,214
IFB Ser. 06-128, Class SH, IO, 4.151s, 2037	372,564	33,693
IFB Ser. 06-56, Class SM, IO, 4.151s, 2036	950,277	99,598
IFB Ser. 06-12, Class SD, IO, 4.151s, 2035	1,450,809	179,296
IFB Ser. 05-73, Class SI, IO, 4.151s, 2035	215,037	20,813
IFB Ser. 05-12, Class SC, IO, 4.151s, 2035	310,427	29,409
IFB Ser. 05-17, Class ES, IO, 4.151s, 2035	424,378	46,736
IFB Ser. 05-17, Class SY, IO, 4.151s, 2035	197,645	24,318
IFB Ser. 07-W5, Class 2A2, IO, 4.141s, 2037	181,301	18,407
IFB Ser. 07-30, Class IE, IO, 4.141s, 2037	906,659	116,608
IFB Ser. 06-123, Class CI, IO, 4.141s, 2037	751,401	77,019
IFB Ser. 06-123, Class UI, IO, 4.141s, 2037	329,447	33,696
IFB Ser. 05-82, Class SY, IO, 4.131s, 2035	861,596	86,480
IFB Ser. 05-45, Class EW, IO, 4.121s, 2035	780,087	68,466
IFB Ser. 05-45, Class SR, IO, 4.121s, 2035	1,170,793	116,920
IFB Ser. 07-15, Class BI, IO, 4.101s, 2037	542,513	55,681
IFB Ser. 06-16, Class SM, IO, 4.101s, 2036	262,020	30,250
IFB Ser. 05-95, Class CI, IO, 4.101s, 2035	497,054	57,322
IFB Ser. 05-84, Class SG, IO, 4.101s, 2035	824,082	90,077
IFB Ser. 05-57, Class NI, IO, 4.101s, 2035	169,521	18,347
IFB Ser. 05-54, Class SA, IO, 4.101s, 2035	824,314	70,172
IFB Ser. 05-23, Class SG, IO, 4.101s, 2035	639,197	64,574
IFB Ser. 05-104, Class NI, IO, 4.101s, 2035	566,971	62,633
IFB Ser. 05-17, Class SA, IO, 4.101s, 2035	553,766	56,584
IFB Ser. 05-17, Class SE, IO, 4.101s, 2035	599,110	60,371
IFB Ser. 05-57, Class DI, IO, 4.101s, 2035	1,292,985	125,317
IFB Ser. 05-83, Class QI, IO, 4.091s, 2035	132,664	16,561
IFB Ser. 06-128, Class GS, IO, 4.081s, 2037	311,379	32,562
IFB Ser. 05-83, Class SL, IO, 4.071s, 2035	1,425,884	139,742
Ser. 06-116, Class ES, IO, 4.051s, 2036	187,592	16,686
IFB Ser. 06-114, Class IS, IO, 4.051s, 2036	389,351	36,490
IFB Ser. 06-116, Class LS, IO, 4.051s, 2036	88,392	9,035
IFB Ser. 06-115, Class GI, IO, 4.041s, 2036	347,772	37,594
IFB Ser. 06-115, Class IE, IO, 4.041s, 2036	291,619	32,568
IFB Ser. 06-117, Class SA, IO, 4.041s, 2036	438,988	40,850
IFB Ser. 06-121, Class SD, IO, 4.041s, 2036	736,606	69,580
IFB Ser. 06-109, Class SG, IO, 4.031s, 2036	523,267	49,662
IFB Ser. 06-104, Class SY, IO, 4.021s, 2036	199,847	18,164
IFB Ser. 06-109, Class SH, IO, 4.021s, 2036	378,186	43,960
IFB Ser. 06-111, Class SA, IO, 4.021s, 2036	90,574	9,508
Ser. 06-104, Class SG, IO, 4.001s, 2036	370,238	31,023
IFB Ser. 07-W6, Class 4A2, IO, 4.001s, 2037	1,398,401	147,041
IFB Ser. 06-128, Class SC, IO, 4.001s, 2037	1,244,208	120,898
IFB Ser. 06-43, Class SI, IO, 4.001s, 2036	379,619	35,038
IFB Ser. 06-44, Class IS, IO, 4.001s, 2036	628,869	58,392
IFB Ser. 06-8, Class JH, IO, 4.001s, 2036	1,342,775	145,703
IFB Ser. 05-122, Class SG, IO, 4.001s, 2035	263,541	29,045
IFB Ser. 05-95, Class OI, IO, 3.991s, 2035	84,698	10,931
IFB Ser. 06-92, Class JI, IO, 3.981s, 2036	246,638	25,226

IFB Ser. 06-92, Class LI, IO, 3.981s, 2036	426,834	41,692
IFB Ser. 06-96, Class ES, IO, 3.981s, 2036	478,496	44,609
IFB Ser. 06-99, Class AS, IO, 3.981s, 2036	262,982	26,644
IFB Ser. 06-85, Class TS, IO, 3.961s, 2036	705,285	63,182
IFB Ser. 06-61, Class SE, IO, 3.951s, 2036	734,095	60,952
IFB Ser. 07-75, Class PI, IO, 3.941s, 2037	472,625	44,164
IFB Ser. 07-76, Class SA, IO, 3.941s, 2037	509,422	31,149
IFB Ser. 07-W7, Class 2A2, IO, 3.931s, 2037	1,171,191	120,239
IFB Ser. 07-88, Class MI, IO, 3.921s, 2037	88,905	8,026
Ser. 06-94, Class NI, IO, 3.901s, 2036	181,512	15,562
IFB Ser. 07-116, Class IA, IO, 3.901s, 2037	1,866,949	182,643
IFB Ser. 07-103, Class AI, IO, 3.901s, 2037	2,053,578	208,429
IFB Ser. 07-1, Class NI, IO, 3.901s, 2037	1,094,313	110,043
IFB Ser. 07-15, Class NI, IO, 3.901s, 2022	500,789	42,467
IFB Ser. 08-3, Class SC, IO, 3.851s, 2038	99,148	10,201
IFB Ser. 07-109, Class XI, IO, 3.851s, 2037	295,154	30,099
IFB Ser. 07-109, Class YI, IO, 3.851s, 2037	463,573	41,579
IFB Ser. 07-W8, Class 2A2, IO, 3.851s, 2037	769,638	79,627
IFB Ser. 07-54, Class KI, IO, 3.841s, 2037	241,644	21,981
IFB Ser. 07-30, Class JS, IO, 3.841s, 2037	771,312	75,097
IFB Ser. 07-30, Class LI, IO, 3.841s, 2037	1,180,709	116,411
IFB Ser. 07-W2, Class 1A2, IO, 3.831s, 2037	319,392	31,198
IFB Ser. 07-106, Class SN, IO, 3.811s, 2037	483,971	41,818
IFB Ser. 07-54, Class IA, IO, 3.811s, 2037	412,721	40,268
IFB Ser. 07-54, Class IB, IO, 3.811s, 2037	412,721	40,268
IFB Ser. 07-54, Class IC, IO, 3.811s, 2037	412,721	40,268
IFB Ser. 07-54, Class ID, IO, 3.811s, 2037	412,721	40,268
IFB Ser. 07-54, Class IE, IO, 3.811s, 2037	412,721	40,268
IFB Ser. 07-54, Class IF, IO, 3.811s, 2037	613,554	59,863
IFB Ser. 07-54, Class NI, IO, 3.811s, 2037	326,430	31,893
IFB Ser. 07-54, Class UI, IO, 3.811s, 2037	469,617	51,443
IFB Ser. 07-109, Class AI, IO, 3.801s, 2037	1,565,072	152,503
IFB Ser. 07-91, Class AS, IO, 3.801s, 2037	309,935	28,393
IFB Ser. 07-91, Class HS, IO, 3.801s, 2037	332,619	29,962
IFB Ser. 07-15, Class CI, IO, 3.781s, 2037	1,392,317	134,212
IFB Ser. 06-123, Class BI, IO, 3.781s, 2037	1,831,001	170,364
IFB Ser. 06-115, Class JI, IO, 3.781s, 2036	1,021,182	97,990
IFB Ser. 07-109, Class PI, IO, 3.751s, 2037	447,287	42,546
IFB Ser. 06-123, Class LI, IO, 3.721s, 2037	673,670	61,501
IFB Ser. 08-1, Class NI, IO, 3.651s, 2037	878,809	72,349
IFB Ser. 07-116, Class BI, IO, 3.651s, 2037	1,731,542	153,455
IFB Ser. 08-01, Class AI, IO, 3.651s, 2037	2,282,102	212,762
IFB Ser. 08-13, Class SA, IO, 3.621s, 2038	99,322	8,706
IFB Ser. 08-1, Class HI, IO, 3.601s, 2037	1,077,082	96,828
IFB Ser. 07-39, Class AI, IO, 3.521s, 2037	726,019	59,990
IFB Ser. 07-32, Class SD, IO, 3.511s, 2037	487,940	41,627
IFB Ser. 07-30, Class UI, IO, 3.501s, 2037	401,902	36,165
IFB Ser. 07-32, Class SC, IO, 3.501s, 2037	647,877	55,298
IFB Ser. 07-1, Class CI, IO, 3.501s, 2037	468,045	40,866
IFB Ser. 05-74, Class SE, IO, 3.501s, 2035	1,691,970	132,015
IFB Ser. 05-82, Class SI, IO, 3.501s, 2035	1,655,425	129,391
IFB Ser. 05-14, Class SE, IO, 3.451s, 2035	168,687	12,644
IFB Ser. 05-58, Class IK, IO, 3.401s, 2035	573,971	56,816
IFB Ser. 08-1, Class BI, IO, 3.311s, 2038	672,254	43,466
IFB Ser. 07-75, Class ID, IO, 3.271s, 2037	346,254	28,951
IFB Ser. 08-33, Class SA, IO, 2.942s, 2038	107,000	8,649
Ser. 03-W12, Class 2, IO, 2.221s, 2043	930,855	51,200
Ser. 03-W10, Class 3, IO, 1.93s, 2043	583,101	27,836
Ser. 03-W10, Class 1, IO, 1.925s, 2043	3,176,643	149,731
Ser. 03-W8, Class 12, IO, 1.636s, 2042	2,230,392	93,375
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	866,532	30,619
Ser. 03-T2, Class 2, IO, 0.815s, 2042	3,246,264	76,842
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	316,279	5,354
Ser. 03-W6, Class 51, IO, 0.681s, 2042	976,563	17,694
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,601,822	121,047
Ser. 01-T12, Class IO, 0.565s, 2041	1,556,837	20,855
Ser. 03-W2, Class 1, IO, 0.469s, 2042	1,687,310	21,190
Ser. 03-W3, Class 1, IO, 0.44s, 2042	3,417,266	36,601
Ser. 02-T1, Class IO, IO, 0.424s, 2031	1,412,839	15,270
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,339,966	12,394
Ser. 03-W4, Class 3A, IO, 0.352s, 2042	1,304,439	14,060
Ser. 03-W6, Class 23, IO, 0.351s, 2042	1,420,817	14,899
Ser. 08-33, Principal Only (PO), zero %, 2038	100,000	74,074
Ser. 08-9, PO, zero %, 2038	98,004	76,586
Ser. 07-64, Class LO, PO, zero %, 2037	198,669	173,646
Ser. 06-117, Class OA, PO, zero %, 2036	84,747	64,222
Ser. 06-81, Class OP, PO, zero %, 2036	82,962	65,229
Ser. 370, Class 1, PO, zero %, 2036	360,774	299,691
Ser. 04-38, Class AO, PO, zero %, 2034	556,674	416,845
Ser. 04-61, Class CO, PO, zero %, 2031	402,229	355,768
Ser. 07-31, Class TS, IO, zero %, 2009	1,179,918	34,785
Ser. 07-15, Class IM, IO, zero %, 2009	463,576	11,652
Ser. 07-16, Class TS, IO, zero %, 2009	1,897,250	52,199
FRB Ser. 06-115, Class SN, zero %, 2036	176,543	177,264
FRB Ser. 05-65, Class ER, zero %, 2035	347,266	326,051
FRB Ser. 05-57, Class UL, zero %, 2035	318,948	304,201
FRB Ser. 05-36, Class QA, zero %, 2035	64,134	57,932
FRB Ser. 05-65, Class CU, zero %, 2034	55,241	60,508
FRB Ser. 05-81, Class DF, zero %, 2033	37,079	36,863
IFB Ser. 06-75, Class FY, zero %, 2036	77,936	77,098
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	25,535	28,525
Ser. T-58, Class 4A, 7 1/2s, 2043	131,758	144,391
Ser. T-51, Class 2A, 7 1/2s, 2042	168,420	183,575
Ser. T-42, Class A5, 7 1/2s, 2042	73,726	79,174
Ser. T-60, Class 1A2, 7s, 2044	476,549	516,967

Ser. T-41, Class 2A, 7s, 2032	21,422	23,051
IFB Ser. T-56, Class 2ASI, IO, 5.501s, 2043	216,463	28,817
Ser. T-56, Class A, IO, 0.524s, 2043	1,347,437	17,841
Ser. T-56, Class 3, IO, 0.373s, 2043	965,920	608
Ser. T-56, Class 1, IO, 0.272s, 2043	1,234,889	9,707
Ser. T-56, Class 2, IO, 0.049s, 2043	1,123,383	3,200
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	304,887	350,077
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.749s, 2035	199,310	156,459
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.682s, 2033	3,747,808	136,193
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	376,946
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	98,089
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	443,000	420,123
Freddie Mac
IFB Ser. 3360, Class SB, 26.1s, 2037	95,871	142,035
IFB Ser. 3339, Class WS, 25.637s, 2037	182,748	269,771
IFB Ser. 3339, Class JS, 24.521s, 2037	163,291	220,720
IFB Ser. 3202, Class PS, 22.335s, 2036	88,277	119,722
IFB Ser. 3349, Class SA, 22.095s, 2037	634,754	851,428
IFB Ser. 3331, Class SE, 22.095s, 2037	157,205	203,456
IFB Ser. 3153, Class SX, 19.163s, 2036	83,917	108,992
IFB Ser. 3182, Class PS, 17.33s, 2032	256,042	333,205
IFB Ser. 3081, Class DC, 16.481s, 2035	182,301	224,086
IFB Ser. 3114, Class GK, 15.13s, 2036	124,866	152,637
IFB Ser. 3360, Class SC, 14.879s, 2037	264,864	306,610
IFB Ser. 3408, Class EK, 14.456s, 2037	536,266	619,320
IFB Ser. 2976, Class KL, 14.052s, 2035	334,034	397,067
IFB Ser. 2990, Class DP, 13.943s, 2034	284,991	330,541
IFB Ser. 2979, Class AS, 13.942s, 2034	81,689	93,460
IFB Ser. 3149, Class SU, 11.914s, 2036	135,350	148,743
IFB Ser. 3065, Class DC, 11.408s, 2035	295,404	327,279
IFB Ser. 2990, Class WP, 9.759s, 2035	202,801	220,610
IFB Ser. 2990, Class LB, 9.744s, 2034	353,592	374,540
IFB Ser. 2927, Class SI, IO, 5.683s, 2035	474,912	70,380
IFB Ser. 2828, Class GI, IO, 4.683s, 2034	543,014	72,130
IFB Ser. 3184, Class SP, IO, 4.533s, 2033	438,033	48,527
IFB Ser. 2869, Class SH, IO, 4.483s, 2034	260,402	23,704
IFB Ser. 2869, Class JS, IO, 4.433s, 2034	1,233,160	110,781
IFB Ser. 2882, Class LS, IO, 4.383s, 2034	127,471	14,855
IFB Ser. 3203, Class SH, IO, 4.323s, 2036	249,336	31,030
IFB Ser. 2815, Class PT, IO, 4.233s, 2032	547,764	60,935
IFB Ser. 2828, Class TI, IO, 4.233s, 2030	258,779	27,751
IFB Ser. 3397, Class GS, IO, 4.183s, 2037	297,594	26,923
IFB Ser. 3311, Class BI, IO, 3.943s, 2037	233,024	20,359
IFB Ser. 3297, Class BI, IO, 3.943s, 2037	1,226,381	131,250
IFB Ser. 3284, Class IV, IO, 3.933s, 2037	324,476	37,493
IFB Ser. 3287, Class SD, IO, 3.933s, 2037	480,829	46,715
IFB Ser. 3281, Class BI, IO, 3.933s, 2037	236,770	24,301
IFB Ser. 3281, Class CI, IO, 3.933s, 2037	125,428	10,821
IFB Ser. 3249, Class SI, IO, 3.933s, 2036	187,245	22,419
IFB Ser. 3028, Class ES, IO, 3.933s, 2035	1,364,624	153,198
IFB Ser. 2922, Class SE, IO, 3.933s, 2035	659,987	55,337
IFB Ser. 3045, Class DI, IO, 3.913s, 2035	3,531,810	318,577
IFB Ser. 3236, Class ES, IO, 3.883s, 2036	428,098	37,763
IFB Ser. 3136, Class NS, IO, 3.883s, 2036	865,914	88,773
IFB Ser. 3118, Class SD, IO, 3.883s, 2036	1,070,992	82,123
IFB Ser. 3054, Class CS, IO, 3.883s, 2035	287,940	22,032
IFB Ser. 3107, Class DC, IO, 3.883s, 2035	1,437,602	167,166
IFB Ser. 3066, Class SI, IO, 3.883s, 2035	930,919	105,467
IFB Ser. 2927, Class ES, IO, 3.883s, 2035	374,203	31,658
IFB Ser. 2950, Class SM, IO, 3.883s, 2016	722,652	68,703
IFB Ser. 3256, Class S, IO, 3.873s, 2036	480,940	50,444
IFB Ser. 3031, Class BI, IO, 3.872s, 2035	267,511	33,926
IFB Ser. 3370, Class TS, IO, 3.853s, 2037	98,409	9,622
IFB Ser. 3244, Class SB, IO, 3.843s, 2036	338,485	33,051
IFB Ser. 3244, Class SG, IO, 3.843s, 2036	390,806	40,874
IFB Ser. 3236, Class IS, IO, 3.833s, 2036	626,707	58,903
IFB Ser. 2962, Class BS, IO, 3.833s, 2035	1,570,334	140,712
IFB Ser. 3114, Class TS, IO, 3.833s, 2030	1,749,410	154,928
IFB Ser. 3128, Class JI, IO, 3.813s, 2036	955,085	98,878
IFB Ser. 2990, Class LI, IO, 3.813s, 2034	522,302	59,501
IFB Ser. 3240, Class S, IO, 3.803s, 2036	1,183,302	114,253
IFB Ser. 3153, Class JI, IO, 3.803s, 2036	557,275	52,793
IFB Ser. 3065, Class DI, IO, 3.803s, 2035	206,328	26,385
IFB Ser. 3145, Class GI, IO, 3.783s, 2036	782,236	86,992
IFB Ser. 3114, Class GI, IO, 3.783s, 2036	298,801	39,457
IFB Ser. 3339, Class JI, IO, 3.773s, 2037	1,192,659	103,188
IFB Ser. 3218, Class AS, IO, 3.763s, 2036	408,056	36,923
IFB Ser. 3221, Class SI, IO, 3.763s, 2036	511,368	47,113
IFB Ser. 3153, Class UI, IO, 3.753s, 2036	1,384,015	178,965
IFB Ser. 3202, Class PI, IO, 3.723s, 2036	1,387,557	132,055
IFB Ser. 3355, Class MI, IO, 3.683s, 2037	331,998	30,670
IFB Ser. 3201, Class SG, IO, 3.683s, 2036	640,696	61,119
IFB Ser. 3203, Class SE, IO, 3.683s, 2036	578,431	53,716
IFB Ser. 3171, Class PS, IO, 3.668s, 2036	518,065	53,053
IFB Ser. 3152, Class SY, IO, 3.663s, 2036	624,754	67,815
IFB Ser. 3284, Class BI, IO, 3.633s, 2037	389,008	36,541
IFB Ser. 3260, Class SA, IO, 3.633s, 2037	398,955	29,041
IFB Ser. 3199, Class S, IO, 3.633s, 2036	311,125	30,345
IFB Ser. 3284, Class LI, IO, 3.623s, 2037	1,491,060	142,169
IFB Ser. 3281, Class AI, IO, 3.613s, 2037	1,416,246	137,550
IFB Ser. 3311, Class EI, IO, 3.593s, 2037	365,036	34,755

IFB Ser. 3311, Class IA, IO, 3.593s, 2037	583,245	58,713
IFB Ser. 3311, Class IB, IO, 3.593s, 2037	583,245	58,713
IFB Ser. 3311, Class IC, IO, 3.593s, 2037	583,245	58,713
IFB Ser. 3311, Class ID, IO, 3.593s, 2037	583,245	58,713
IFB Ser. 3311, Class IE, IO, 3.593s, 2037	824,556	83,004
IFB Ser. 3375, Class MS, IO, 3.583s, 2037	95,156	8,549
IFB Ser. 3240, Class GS, IO, 3.563s, 2036	703,467	66,453
IFB Ser. 3339, Class TI, IO, 3.323s, 2037	538,824	49,487
IFB Ser. 3284, Class CI, IO, 3.303s, 2037	1,084,116	96,650
IFB Ser. 3016, Class SQ, IO, 3.293s, 2035	563,206	38,454
Ser. 246, PO, zero %, 2037	1,202,412	1,016,272
Ser. 3292, Class DO, PO, zero %, 2037	92,965	73,580
Ser. 3300, PO, zero %, 2037	190,125	161,073
Ser. 3255, Class CO, PO, zero %, 2036	86,905	68,901
Ser. 239, PO, zero %, 2036	1,064,972	882,659
Ser. 236, PO, zero %, 2036	601,998	501,955
FRB Ser. 3349, Class DO, zero %, 2037	132,618	131,674
FRB Ser. 3327, Class YF, zero %, 2037	229,978	227,308
FRB Ser. 3326, Class YF, zero %, 2037	134,488	142,188
FRB Ser. 3241, Class FH, zero %, 2036	161,494	156,071
FRB Ser. 3231, Class XB, zero %, 2036	149,387	148,158
FRB Ser. 3147, Class SF, zero %, 2036	226,219	235,310
FRB Ser. 3326, Class WF, zero %, 2035	139,506	133,861
FRB Ser. 3003, Class XF, zero %, 2035	279,883	263,885
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.064s, 2043	6,494,967	40,753
Ser. 05-C3, Class XC, IO, 0.063s, 2045	30,862,732	129,553
Ser. 07-C1, Class XC, IO, 0.042s, 2019	24,558,330	141,678
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.843s, 2036	131,000	136,184
Ser. 97-C1, Class X, IO, 1.19s, 2029	162,100	8,811
Ser. 05-C1, Class X1, IO, 0.166s, 2043	11,698,917	131,436
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	192,010
Ser. 06-C1, Class XC, IO, 0.056s, 2045	17,804,621	96,983
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 43.972s, 2037	385,083	666,140
IFB Ser. 07-38, Class AS, 29.14s, 2037	356,121	515,942
IFB Ser. 07-44, Class SP, 23.188s, 2036	191,630	255,294
IFB Ser. 07-35, Class DK, 19.64s, 2035	102,000	128,147
IFB Ser. 05-66, Class SP, 11.442s, 2035	176,030	191,857
IFB Ser. 05-7, Class JM, 10.615s, 2034	336,717	369,701
IFB Ser. 06-62, Class SI, IO, 4.844s, 2036	466,704	38,944
IFB Ser. 07-1, Class SL, IO, 4.824s, 2037	214,112	18,862
IFB Ser. 07-1, Class SM, IO, 4.814s, 2037	214,112	18,815
IFB Ser. 04-59, Class SC, IO, 4.383s, 2034	253,481	29,050
IFB Ser. 07-26, Class SG, IO, 4.314s, 2037	656,281	56,464
IFB Ser. 07-9, Class BI, IO, 4.284s, 2037	1,415,032	107,059
IFB Ser. 07-31, Class CI, IO, 4.274s, 2037	336,917	25,728
IFB Ser. 07-25, Class SA, IO, 4.264s, 2037	496,355	39,043
IFB Ser. 07-25, Class SB, IO, 4.264s, 2037	968,679	72,642
IFB Ser. 07-22, Class S, IO, 4.264s, 2037	354,727	37,809
IFB Ser. 07-11, Class SA, IO, 4.264s, 2037	336,404	27,624
IFB Ser. 07-14, Class SB, IO, 4.264s, 2037	318,093	25,745
IFB Ser. 05-84, Class AS, IO, 4.264s, 2035	65,845	6,042
IFB Ser. 07-51, Class SJ, IO, 4.214s, 2037	385,514	39,236
IFB Ser. 07-58, Class PS, IO, 4.164s, 2037	207,677	20,598
IFB Ser. 07-59, Class PS, IO, 4.134s, 2037	298,501	26,388
IFB Ser. 07-59, Class SP, IO, 4.134s, 2037	445,289	40,677
IFB Ser. 07-68, Class PI, IO, 4.114s, 2037	395,772	35,052
IFB Ser. 06-38, Class SG, IO, 4.114s, 2033	1,441,816	89,495
IFB Ser. 07-53, Class SG, IO, 4.064s, 2037	251,048	18,547
IFB Ser. 08-3, Class SA, IO, 4.014s, 2038	845,999	59,601
IFB Ser. 07-79, Class SY, IO, 4.014s, 2037	1,368,432	94,176
IFB Ser. 07-64, Class AI, IO, 4.014s, 2037	1,425,827	97,746
IFB Ser. 07-53, Class ES, IO, 4.014s, 2037	393,002	26,411
IFB Ser. 07-26, Class SD, IO, 3.983s, 2037	694,781	54,604
IFB Ser. 08-4, Class SA, IO, 3.98s, 2038	1,659,834	115,753
IFB Ser. 07-9, Class DI, IO, 3.974s, 2037	715,004	50,146
IFB Ser. 07-57, Class QA, IO, 3.964s, 2037	858,897	56,681
IFB Ser. 07-58, Class SA, IO, 3.964s, 2037	365,469	25,402
IFB Ser. 07-58, Class SC, IO, 3.964s, 2037	707,712	43,067
IFB Ser. 07-61, Class SA, IO, 3.964s, 2037	454,331	30,295
IFB Ser. 07-53, Class SC, IO, 3.964s, 2037	434,942	28,814
IFB Ser. 07-53, Class SE, IO, 3.964s, 2037	1,414,357	101,453
IFB Ser. 06-28, Class GI, IO, 3.964s, 2035	550,665	40,929
IFB Ser. 07-58, Class SD, IO, 3.954s, 2037	675,287	40,428
IFB Ser. 07-59, Class SD, IO, 3.934s, 2037	805,644	55,504
IFB Ser. 08-18, Class SG, IO, 3.864s, 2038	99,023	6,499
IFB Ser. 07-48, Class SB, IO, 3.833s, 2037	557,041	39,241
IFB Ser. 05-65, Class SI, IO, 3.814s, 2035	603,862	51,102
IFB Ser. 07-17, Class AI, IO, 3.733s, 2037	1,402,495	134,809
IFB Ser. 07-17, Class IB, IO, 3.714s, 2037	330,932	28,114
IFB Ser. 06-14, Class S, IO, 3.714s, 2036	492,548	36,025
IFB Ser. 06-11, Class ST, IO, 3.704s, 2036	305,523	21,179
IFB Ser. 07-9, Class AI, IO, 3.683s, 2037	566,000	44,835
IFB Ser. 07-27, Class SD, IO, 3.664s, 2037	351,936	22,636
IFB Ser. 07-19, Class SJ, IO, 3.664s, 2037	600,955	38,211
IFB Ser. 07-23, Class ST, IO, 3.664s, 2037	703,285	41,853
IFB Ser. 07-8, Class SA, IO, 3.664s, 2037	501,337	34,087
IFB Ser. 07-9, Class CI, IO, 3.664s, 2037	929,558	58,036
IFB Ser. 07-7, Class EI, IO, 3.664s, 2037	613,660	37,525
IFB Ser. 07-7, Class JI, IO, 3.664s, 2037	898,846	69,505
IFB Ser. 07-1, Class S, IO, 3.664s, 2037	782,094	49,907
IFB Ser. 07-3, Class SA, IO, 3.664s, 2037	747,211	47,471
IFB Ser. 07-17, Class IC, IO, 3.433s, 2037	762,636	65,041
IFB Ser. 07-25, Class KS, IO, 3.383s, 2037	94,901	8,660

IFB Ser. 07-21, Class S, IO, 3.383s, 2037	773,912	52,978
IFB Ser. 07-31, Class AI, IO, 3.363s, 2037	372,284	38,272
IFB Ser. 07-43, Class SC, IO, 3.283s, 2037	458,096	31,962
FRB Ser. 07-49, Class UF, zero %, 2037	74,944	72,780
FRB Ser. 07-33, Class TB, zero %, 2037	185,289	174,085
FRB Ser. 07-35, Class UF, zero %, 2037	101,030	102,735
FRB Ser. 07-6, Class TD, zero %, 2037	167,443	158,495
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	3,391,338	105,714
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.496s, 2045	827,269	23,376
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.056s, 2037	24,823,999	81,454
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	4,299,688	85,322
Ser. 05-GG3, Class XC, IO, 0.156s, 2042	20,536,183	314,460
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	300,000	285,220
Ser. 06-GG6, Class A2, 5.506s, 2038	380,000	379,567
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	173,000	171,803
Ser. 04-C1, Class X1, IO, 0.336s, 2028	5,271,361	31,505
Ser. 03-C1, Class X1, IO, 0.207s, 2040	1,814,107	36,940
Ser. 05-GG4, Class XC, IO, 0.199s, 2039	14,231,416	223,478
Ser. 06-GG6, Class XC, IO, 0.038s, 2038	14,773,325	36,933
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	39,001	40,019
Ser. 05-RP3, Class 1A3, 8s, 2035	126,688	127,414
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	103,543	102,279
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	123,532	124,255
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	136,033	134,301
IFB Ser. 04-4, Class 1AS, IO, 2.963s, 2034	6,420,815	489,736
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035 (F)	247,101	230,567
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	61,279	15,320
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.709s, 2037	660,130	592,880
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	120,797
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	724,000	666,080
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	3,461,000	3,197,099
Ser. 07-CB20, Class A3, 5.863s, 2051	751,000	685,167
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	375,000	351,113
Ser. 06-CB15, Class A4, 5.814s, 2043	575,000	584,713
Ser. 07-CB20, Class A4, 5.794s, 2051	491,000	486,090
Ser. 06-CB14, Class A4, 5.481s, 2044	636,000	629,538
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	210,666
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	4,499,521	147,134
Ser. 06-CB17, Class X, IO, 0.514s, 2043	5,052,724	157,898
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	1,273,451	31,637
Ser. 07-LDPX, Class X, IO, 0.348s, 2049	7,196,732	130,441
Ser. 06-CB16, Class X1, IO, 0.245s, 2045	5,131,103	80,045
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	29,790,692	23,274
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	147,813
Ser. 06-FL2A, Class X1, IO, 0.813s, 2018	714,842	--
Ser. 03-ML1A, Class X1, IO, 0.578s, 2039	5,589,201	184,269
Ser. 05-LDP2, Class X1, IO, 0.135s, 2042	20,361,740	287,928
Ser. 05-CB12, Class X1, IO, 0.104s, 2037	7,343,725	58,520
Ser. 05-LDP1, Class X1, IO, 0.093s, 2046	7,277,275	57,138
Ser. 05-LDP3, Class X1, IO, 0.073s, 2042	10,950,620	70,151
Ser. 06-CB14, Class X1, IO, 0.06s, 2044	7,641,787	27,463
Ser. 05-LDP5, Class X1, IO, 0.054s, 2044	46,676,344	180,506
Ser. 07-CB20, Class X1, IO, 0.051s, 2051	11,152,253	123,678
Ser. 06-LDP6, Class X1, IO, 0.049s, 2043	4,759,019	20,821
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	86,642
Ser. 99-C1, Class G, 6.41s, 2031	97,000	101,816
Ser. 98-C4, Class G, 5.6s, 2035	84,000	83,451
Ser. 98-C4, Class H, 5.6s, 2035	143,000	146,387
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,078,000	1,060,451
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	230,035
Ser. 07-C2, Class XW, IO, 0.535s, 2040	1,560,853	54,205
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.863s, 2037	2,898,446	44,414
Ser. 06-C7, Class XW, IO, 0.719s, 2038	3,558,577	138,545
Ser. 05-C3, Class XCL, IO, 0.167s, 2040	7,567,782	137,076
Ser. 05-C2, Class XCL, IO, 0.144s, 2040	30,169,362	284,341
Ser. 05-C5, Class XCL, IO, 0.119s, 2020	9,371,321	112,480
Ser. 05-C7, Class XCL, IO, 0.099s, 2040	16,899,002	123,935
Ser. 06-C1, Class XCL, IO, 0.088s, 2041	13,961,795	127,495
Ser. 06-C7, Class XCL, IO, 0.083s, 2038	5,785,932	83,531
Ser. 07-C2, Class XCL, IO, 0.057s, 2040	13,415,142	163,665
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.768s, 2017	137,000	127,410
FRB Ser. 05-LLFA, Class J, 3.618s, 2018	57,000	51,870
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 25.328s, 2036	151,992	190,816
IFB Ser. 07-5, Class 4A3, 24.488s, 2036	272,876	337,221
IFB Ser. 07-5, Class 8A2, IO, 5.121s, 2036	864,373	81,516
Ser. 07-1, Class 3A2, IO, 4.651s, 2037	713,040	86,385
IFB Ser. 07-4, Class 3A2, IO, 4.601s, 2037	411,339	41,304

IFB Ser. 06-5, Class 2A2, IO, 4.551s, 2036	981,338	81,222
IFB Ser. 06-7, Class 2A5, IO, 4.299s, 2036	1,604,277	150,169
IFB Ser. 07-4, Class 2A2, IO, 4.071s, 2037	1,657,859	156,931
IFB Ser. 07-1, Class 2A3, IO, 4.031s, 2037	1,204,575	127,788
Ser. 06-9, Class 2A3, IO, 4.021s, 2036	1,436,620	147,580
IFB Ser. 06-9, Class 2A2, IO, 4.021s, 2037	1,025,763	104,815
IFB Ser. 06-7, Class 2A4, IO, 3.951s, 2036	1,746,494	126,272
IFB Ser. 07-5, Class 10A2, IO, 3.741s, 2037	826,746	59,103
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	660,634	641,013
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.197s, 2034	22,859	18,574
FRB Ser. 04-13, Class 3A6, 3.787s, 2034	461,000	444,759
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	301,926	3,026
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	729,113	1,515
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	100,312	109,374
Ser. 05-1, Class 1A4, 7 1/2s, 2034	173,992	189,216
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.298s, 2027	467,956	421,161
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	10,667,851	145,433
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 3.318s, 2022	99,963	84,968
Ser. 06-1, Class X1A, IO, 1.428s, 2022	1,291,789	11,909
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.696s, 2030	82,000	86,959
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	739,158	705,896
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	206,000	199,536
FRB Ser. 07-C1, Class A4, 5.829s, 2050	230,000	227,540
Ser. 05-MCP1, Class XC, IO, 0.109s, 2043	9,292,145	119,782
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	4,977,956	39,668
Ser. 04-KEY2, Class XC, IO, 0.193s, 2039	1,106,333	22,732
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	563,000	559,375
FRB Ser. 07-8, Class A2, 5.92s, 2049	365,000	355,110
Ser. 07-9, Class A4, 5.748s, 2049	1,120,000	1,093,672
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-3, Class XC, IO, 0.078s, 2046	6,814,334	111,074
Ser. 07-7, Class X, IO, 0.02s, 2050	25,201,838	86,631
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	324,827	86,891
Ser. 05-C3, Class X, IO, 5.555s, 2044	386,329	98,876
Ser. 06-C4, Class X, IO, 4.714s, 2016	1,137,803	334,941
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.586s, 2043	1,367,439	63,668
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	162,000	158,604
FRB Ser. 06-IQ11, Class A4, 5.773s, 2042	575,000	560,687
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	228,000	207,103
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	527,261
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	280,703
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	18,795	18,804
Ser. 04-RR, Class F5, 6s, 2039	220,000	171,600
Ser. 04-RR, Class F6, 6s, 2039	230,000	167,900
Ser. 07-HQ13, Class X1, IO, 0.674s, 2044	7,663,873	247,850
Ser. 05-HQ6, Class X1, IO, 0.098s, 2042	11,927,186	101,543
Ser. 05-HQ5, Class X1, IO, 0.091s, 2042	3,014,911	20,140
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.302s, 2035	636,972	493,653
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.088s, 2030	124,000	125,350
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.657s, 2035	58,247	55,888
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	50,748	57,401
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.39s,
2042 (United Kingdom)	319,000	314,093
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)	420,000	398,496
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)	511,000	477,938
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	486,609
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	90,818
Ser. 00-C2, Class J, 6.22s, 2033	127,000	118,890
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 4.091s, 2037	1,718,640	161,334
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	650,048	631,474
Saco I Trust FRB Ser. 05-10, Class 1A1, 2.859s, 2033	174,298	113,294
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.734s, 2036	2,918,587	139,763
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	82,000
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	46,500
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	31,980
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 6.867s, 2034	5,992	5,810
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	1,291,196	1,097,904
FRB Ser. 05-18, Class 6A1, 5.251s, 2035 (F)	292,494	286,538
Ser. 05-9, Class AX, IO, 1.599s, 2035	2,875,004	65,737
Structured Adjustable Rate Mortgage Loan Trust 144A

Ser. 04-NP2, Class A, 2.949s, 2034	97,030	88,783
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.573s, 2037	6,902,790	560,686
Ser. 07-4, Class 1A4, IO, 1s, 2037	7,430,526	194,241
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 2.659s, 2037	1,463,060	88,576
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	500,000	474,285
Ser. 07-C30, Class A3, 5.246s, 2043	241,000	242,911
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	403,814
Ser. 06-C28, Class XC, IO, 0.38s, 2048	2,217,223	46,939
Ser. 06-C29, IO, 0.374s, 2048	10,617,803	239,007
Ser. 07-C34, IO, 0.356s, 2046	2,944,967	69,737
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 6.118s, 2018	100,000	80,000
Ser. 03-C3, Class IOI, IO, 0.437s, 2035	2,168,327	58,019
Ser. 07-C31, IO, 0.26s, 2047	12,151,190	199,644
Ser. 06-C27, Class XC, IO, 0.071s, 2045	5,856,369	50,950
Ser. 06-C23, Class XC, IO, 0.053s, 2045	8,379,584	43,071
Ser. 06-C26, Class XC, IO, 0.039s, 2045	3,298,589	9,797
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	16,103
Ser. 06-SL1, Class X, IO, 0.937s, 2043	894,710	40,826
Ser. 07-SL2, Class X, IO, 0.852s, 2049	2,014,585	81,530
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	42,371	40,041
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	114,346	20,370
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	186,000	175,291
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.258s, 2036	357,487	341,400
Ser. 05-AR2, Class 2A1, 4.541s, 2035	184,793	173,705
Ser. 05-AR9, Class 1A2, 4.369s, 2035	156,859	127,840
Ser. 04-R, Class 2A1, 4.368s, 2034	181,694	171,701
Ser. 05-AR12, Class 2A5, 4.329s, 2035	2,803,000	2,648,835
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	34,486

Total collateralized mortgage obligations (cost $97,731,500)		$105,349,931

CORPORATE BONDS AND NOTES (9.7%)(a)

	Principal amount	Value

Basic Materials (0.2%)
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	$40,000	$40,000
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	200,000	204,060
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	90,000	93,922
Georgia-Pacific Corp. debs. 9 1/2s, 2011	72,000	73,260
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	84,363
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	58,655
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	40,000	40,330
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	20,000	21,119
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	140,000	137,200
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012	90,000	90,900
Westvaco Corp. unsec. notes 7 1/2s, 2027	25,000	25,851
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	91,748
		961,408

Capital Goods (0.2%)
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012	105,000	107,387
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	205,000	212,160
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.45s, 2018	125,000	127,164
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	45,000	44,862
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	80,000	78,200
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	65,000	62,238
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	120,000	135,293
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	15,000	15,079
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	26,136
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	170,000	175,124
		983,643

Communication Services (0.9%)
American Tower Corp. 144A sr. notes 7s, 2017	160,000	160,000
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	67,309
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	159,000	192,961
AT&T, Inc. bonds 5 1/2s, 2018	15,000	14,687
AT&T, Inc. sr. unsec. 6.3s, 2038	475,000	457,261
AT&T, Inc. sr. unsec. 4.95s, 2013	145,000	145,791
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	170,000	187,872
British Telecommunications PLC sr. unsec. 5.15s, 2013
(United Kingdom)	240,000	237,278
France Telecom notes 8 1/2s, 2031 (France)	50,000	61,945
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	85,000	67,150

Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	350,000	259,000
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	130,000	128,890
Southwestern Bell Telephone debs. 7s, 2027	180,000	177,981
Sprint Capital Corp. company guaranty 6 7/8s, 2028	235,000	175,075
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	45,000	42,876
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	135,000	122,648
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	55,000	51,391
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	15,000	14,749
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	175,000	185,217
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	55,000	55,343
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	30,000	35,035
Telus Corp. notes 8s, 2011 (Canada)	140,000	152,262
Verizon Communications, Inc. sr. unsec 5.55s, 2016	435,000	432,780
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	10,000	9,694
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	122,901
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	155,500
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	48,678
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	200,000	185,070
		3,947,344

Conglomerates (0.1%)
General Electric Co. sr. unsec. 5 1/4s, 2017	95,000	94,869
Honeywell International, Inc. sr. unsecd. notes 5.3s,
2018	60,000	61,493
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	102,367
Textron, Inc. sr. unsec. 5.6s, 2017	195,000	204,981
		463,710

Consumer Cyclicals (0.5%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	78,692
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	78,750
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	125,000	129,297
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	155,000	162,683
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	235,000	239,940
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	135,000	131,412
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	20,000	19,545
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012	160,000	164,421
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	10,554
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	132,510
Marriott International, Inc. notes 6 3/8s, 2017	125,000	122,242
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	20,000	19,280
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	40,000	39,858
Office Depot, Inc. notes 6 1/4s, 2013	79,000	82,986
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	89,430
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec. notes
6 1/4s, 2013	195,000	194,756
Target Corp. bonds 6 1/2s, 2037	230,000	222,387
VF Corp. sr. unsec. 5.95s, 2017	95,000	95,143
Vulcan Materials Co. sr. unsub. 5.6s, 2012	110,000	111,747
		2,125,633

Consumer Staples (1.2%)
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	151,458
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	350,000	382,369
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	153,561
Cox Communications, Inc. 144A notes 5 7/8s, 2016	135,000	134,055
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	134,289
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	235,000	215,501
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	253,061	268,460
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	75,000	77,453
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	10,000	10,241
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	5,000	5,173
Diageo PLC company guaranty 8s, 2022	230,000	282,037
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	140,000	135,140
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s, 2017	35,000	35,725
General Mills, Inc. sr. unsec. unsub. 5.65s, 2012	200,000	208,008
Kellogg Co. sr. unsub. 5 1/8s, 2012	20,000	20,718
Kroger Co. company guaranty 6 3/4s, 2012	60,000	64,243
Kroger Co. company guaranty 6.4s, 2017	110,000	116,091
Kroger Co. company guaranty sr. notes 5s, 2013	20,000	20,125
McDonald's Corp. sr. unsec. bond 6.3s, 2037	115,000	118,128
McDonald's Corp. sr. unsec. bond 5.8s, 2017	60,000	62,824
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	76,465
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	20,000	20,110
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	148,793

News America Holdings, Inc. debs. 7 3/4s, 2045	340,000	359,942
Sara Lee Corp. notes 6 1/4s, 2011	110,000	116,536
TCI Communications, Inc. company guaranty 7 7/8s, 2026	355,000	374,053
TCI Communications, Inc. debs. 9.8s, 2012	95,000	108,355
TCI Communications, Inc. debs. 7 7/8s, 2013	265,000	290,534
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)	120,000	116,291
Time Warner Cable, Inc. company guaranty 6.55s, 2037	95,000	89,678
Time Warner Cable, Inc. company guaranty 5.85s, 2017	60,000	57,433
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	22,162
Time Warner, Inc. debs. 9.15s, 2023	85,000	98,384
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	336,217
Viacom, Inc. sr. notes 5 3/4s, 2011	85,000	85,905
Walt Disney Co. (The) sr. unsec. 4.7s, 2012	290,000	297,672
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	105,000	105,536
		5,299,665

Energy (0.5%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	92,000	93,986
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	48,000	49,678
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	143,500
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	240,000	233,606
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	25,000	21,222
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	15,000	14,573
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	85,000	89,109
Forest Oil Corp. sr. notes 8s, 2011	80,000	83,400
Hess Corp. bonds 7 7/8s, 2029	165,000	195,812
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	30,000	32,215
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	87,750
Nexen, Inc. bonds 6.4s, 2037 (Canada)	75,000	71,823
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	103,675
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	215,000	225,135
Sunoco, Inc. notes 4 7/8s, 2014	75,000	74,730
Tesoro Corp. company guaranty 6 1/2s, 2017	135,000	120,825
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	100,000	104,104
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	30,000	29,695
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	35,000	36,203
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	115,000	109,569
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	65,000	64,095
		1,984,705

Financial (3.6%)
AGFC Capital Trust I company guaranty 6s, 2067	100,000	83,759
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	315,000	317,853
American Express Co. sr. unsec. notes 6.15s, 2017	175,000	174,193
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	280,000	225,429
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	235,000	222,496
Amvescap PLC company guaranty 5 5/8s, 2012	70,000	71,715
Bank of New York Mellon Corp./The sr. unsec. 4.95s,
2012	75,000	76,843
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	150,000	126,035
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	220,000	220,108
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	205,024
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.865s, 2012 (Cayman Islands)	399,000	383,962
Capital One Capital III company guaranty 7.686s, 2036	230,000	178,631
Chubb Corp. (The) sr. notes 6s, 2037	95,000	86,124
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	445,000	198,252
CIT Group, Inc. med. term notes 3.303s, 2008	5,000	4,900
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	16,019
CIT Group, Inc. sr. notes 5s, 2015	15,000	11,750
CIT Group, Inc. sr. notes 5s, 2014	160,000	125,913
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	87,000	86,766
Citigroup, Inc. sub. notes 5s, 2014	162,000	152,673
CNA Financial Corp. unsec. notes 6 1/2s, 2016	135,000	136,427
CNA Financial Corp. unsec. notes 6s, 2011	100,000	102,687
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	184,000	155,872
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	160,000	138,470
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	50,000	46,694
Dresdner Funding Trust I 144A bonds 8.151s, 2031	190,000	167,970
Duke Realty LP sr. unsec 6 1/2s, 2018	60,000	53,429
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	81,135
Erac USA Finance Co. 144A company guaranty 6 3/8s,
2017	145,000	129,555
Fleet Capital Trust V bank guaranty FRN 3.764s, 2028	135,000	102,533
Fund American Cos., Inc. notes 5 7/8s, 2013	185,000	191,059
GATX Financial Corp. notes 5.8s, 2016	80,000	80,609
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017	465,000	475,815
General Electric Capital Corp. sr. unsec. 5 7/8s, 2038	365,000	351,808
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	180,000	176,133
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	115,000	87,768
GMAC, LLC unsub. notes FRN 4.315s, 2009	385,000	329,046
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	380,000	356,745
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012
(S)	160,000	164,039

HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	130,000	111,477
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	53,876
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	135,000	115,317
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	105,000	103,233
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	50,278
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	72,394
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	405,472
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	385,000	365,227
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	340,000	302,978
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	25,000	24,981
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	30,000	27,000
JPMorgan Chase & Co. sr. notes 6s, 2018	345,000	359,773
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	72,000	66,318
JPMorgan Chase Capital XXV bonds 6.8s, 2037	280,000	255,830
Lehman Brothers E-Capital Trust I FRN 3.85s, 2065	203,000	121,839
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014	215,000	212,060
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 5s, 2011	725,000	686,305
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	420,000	403,752
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	20,000	18,068
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	281,597
Lincoln National Corp. FRB 7s, 2066	103,000	94,449
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	60,000	55,587
Loews Corp. notes 5 1/4s, 2016	70,000	69,989
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	210,000	211,450
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	125,000	120,762
Merrill Lynch & Co., Inc. notes 5.45s, 2013	355,000	348,074
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	500,000	454,655
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	49,838
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	93,895
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	140,000	142,385
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	63,019
NB Capital Trust IV company guaranty 8 1/4s, 2027	395,000	405,851
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	70,000	45,150
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	165,000	177,803
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	50,000	45,906
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	110,000	110,564
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	261,015
RBS Capital Trust IV company guaranty FRN 3.496s, 2049	170,000	104,187
Regency Centers LP sr. unsec. 5 7/8s, 2017	85,000	77,848
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	95,000	81,868
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	77,637
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	50,000	45,906
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	91,868
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	50,000	47,563
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	170,000	139,488
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	98,931
Swiss Re Capital I LP 144A FRN 6.854s, 2049 (United
Kingdom)	120,000	114,424
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	95,000	90,286
Unitrin, Inc. sr. notes 6s, 2017	100,000	99,872
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	288,122
Wachovia Corp. notes 5 3/4s, 2018	50,000	49,229
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	250,000	213,750
Wells Fargo & Co. sr.not 4 3/8s, 2013 (S)	285,000	283,541
Westfield Group sr. notes 5.7s, 2016 (Australia)	115,000	103,975
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	136,093
Willis Group North America, Inc. company guaranty
6.2s, 2017	80,000	79,836
		15,308,830

Health Care (0.3%)
Aetna, Inc. sr. unsec. unsub. 6 3/4s, 2037	660,000	629,006
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)	235,000	248,410
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)	65,000	65,544
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)	75,000	76,756
Hospira, Inc. sr. notes 6.05s, 2017	75,000	74,335
Hospira, Inc. sr. notes 5.55s, 2012	105,000	108,532
UnitedHealth Group, Inc. bonds 6 7/8s, 2038	45,000	42,912
UnitedHealth Group, Inc. bonds 6s, 2018	70,000	68,566
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	95,000	96,423
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	58,650
		1,469,134

Technology (0.3%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	107,111
Avnet, Inc. notes 6s, 2015	105,000	105,251
Electronic Data Systems Corp. sr. sec. notes Ser. B,

6 1/2s, 2013	10,000	9,912
Fiserv, Inc. company guaranty 6.8s, 2017	100,000	103,341
Fiserv, Inc. company guaranty 6 1/8s, 2012	100,000	103,051
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	257,813
Motorola, Inc. sr. notes 8s, 2011	25,000	25,409
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	160,000	123,750
Motorola, Inc. sr. unsec. notes 6s, 2017	70,000	59,966
Tyco Electronics Group SA company guaranty 6s, 2012
(Luxembourg)	150,000	158,705
Tyco Electronics Group SA 144A company guaranty sr.
unsec. bond 6.55s, 2017 (Luxembourg)	20,000	20,964
Xerox Corp. sr. notes 6.4s, 2016	145,000	150,007
		1,225,280

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	4,750
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	75,000	75,000
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,158	3,087
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	62,525	61,587
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	180,000	179,100
CSX Corp. sr. unsec. unsub. notes 6 1/4s, 2015	20,000	20,364
Delta Air Lines, Inc. 144A collateralized 6.821s, 2022	116,741	112,531
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	207,757	199,446
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	40,000	40,589
Southwest Airlines Co. pass-through certificates
6.15s, 2022	117,921	114,796
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	49,885
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	140,000	141,743
United AirLines, Inc. pass-through certificates
6.636s, 2022	92,418	86,034
		1,088,912

Utilities & Power (1.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	135,000	138,385
American Water Capital Corp. 144A bonds 6.593s, 2037	60,000	60,099
American Water Capital Corp. 144A bonds 6.085s, 2017	65,000	67,644
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	47,094
Arizona Public Services Co. notes 6 1/2s, 2012	140,000	145,766
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	120,000	122,668
Beaver Valley II Funding debs. 9s, 2017	211,000	234,617
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	240,000	230,533
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	290,000	308,280
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	25,000	25,514
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	140,000	151,246
CMS Energy Corp. unsub. notes 6.55s, 2017	5,000	4,863
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	30,693
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	155,000	139,725
Commonwealth Edison Co. 1st mtge. sec. bond 5.8s, 2018	215,000	213,870
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	67,951
Consumers Energy Co. 1st mtge. sec. bond 5.65s, 2018	455,000	457,541
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	89,000	92,303
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	405,000	370,384
El Paso Natural Gas Co. sr. unsec. 5.95s, 2017	15,000	14,713
Enbridge Energy Partners LP 144A notes 6 1/2s, 2018	160,000	160,000
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	127,554
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	20,000	20,935
Florida Power Corp. 1st mtge. 6.35s, 2037	135,000	140,284
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	65,376
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	100,000	111,764
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	45,000	45,563
ITC Holdings Corp. 144A notes 5 7/8s, 2016	145,000	143,522
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	41,097
Kansas Gas & Electric bonds 5.647s, 2021	54,073	53,515
Kinder Morgan, Inc. notes 6s, 2017	70,000	70,334
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	77,000	77,963
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036 (S)	335,000	323,790
MidAmerican Energy Holdings Co. sr. unsec. bond 6 1/2s, 2037	20,000	20,044
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	56,944
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	95,000	93,147
Northwestern Corp. sec. notes 5 7/8s, 2014	145,000	146,131
Oncor Electric Delivery Co. debs. 7s, 2022	190,000	181,973
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	20,000	19,366
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	45,386
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	105,000	99,570
Pacific Gas & Electric Co. unsec. bonds 4.2s, 2011	5,000	5,025
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	65,000	65,674
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	145,000	147,648
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	95,125	99,540
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	90,000	86,902
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	60,000	62,150
Public Service Co. of New Mexico sr. notes 4.4s, 2008	60,000	59,895
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	155,000	139,688

Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	210,000	201,386
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	115,000	108,944
Southern California Edison Co. notes 6.65s, 2029	135,000	138,978
Southern Natural Gas. Co. 144A notes 5.9s, 2017	60,000	59,883
Spectra Energy Capital, LLC sr. notes 8s, 2019	100,000	115,730
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	40,000	40,219
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	150,000	160,321
TEPPCO Partners LP company guaranty FRB 7s, 2067	80,000	68,548
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	95,000	97,456
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	70,000	61,872
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	110,000	106,064
West Penn Power Co. 1st mtge. 5.95s, 2017	120,000	124,661
Westar Energy, Inc. 1st mtge. 5.15s, 2017	15,000	14,608
Westar Energy, Inc. 1st mtge. 5.1s, 2020	110,000	104,403
		7,037,742

Total corporate bonds and notes (cost $43,507,286)		$41,896,006

ASSET-BACKED SECURITIES (5.0%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 3.289s, 2035 (F)	50,000	$30,973
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.749s, 2036	99,000	52,470
FRB Ser. 06-HE3, Class A2C, 2.749s, 2036	134,000	116,096
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 3.586s, 2013	217,000	189,404
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	7,867	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.009s, 2029	240,589	167,939
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 3.318s, 2012	165,875	162,402
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.099s, 2036	157,000	15,700
FRB Ser. 03-8, Class M2, 4.349s, 2033 (F)	73,983	16,979
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	117,065
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.869s, 2033 (F)	8,134	1,218
FRB Ser. 06-W4, Class A2C, 2.759s, 2036	239,000	169,690
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 3.599s, 2033 (F)	79,000	55,278
FRB Ser. 05-WMC1, Class M1, 3.039s, 2035	108,000	83,160
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.099s, 2035	71,000	7,952
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.789s, 2036	56,844	51,895
FRB Ser. 06-HE4, Class A5, 2.759s, 2036	177,000	115,050
FRB Ser. 06-HE7, Class A4, 2.739s, 2036	70,000	56,000
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.236s, 2033	90,295	83,974
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
3.848s, 2011	130,000	128,375
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	98,062
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 3.178s, 2039	683,452	656,375
FRB Ser. 04-D, Class A, 3.068s, 2044	158,142	129,677
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 3.949s, 2038	64,070	55,100
FRB Ser. 03-SSRA, Class A, 3.299s, 2038	64,070	56,381
FRB Ser. 04-SSRA, Class A1, 3.199s, 2039	129,882	112,998
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 4.599s, 2035	100,000	5,938
FRB Ser. 06-PC1, Class M9, 4.349s, 2035	100,000	10,000
FRB Ser. 05-HE1, Class M3, 3.529s, 2035 (F)	70,000	39,870
FRB Ser. 03-3, Class A2, 3.189s, 2043	215,234	193,173
FRB Ser. 03-1, Class A1, 3.099s, 2042	69,478	63,703
FRB Ser. 05-3, Class A1, 3.049s, 2035	103,504	87,849
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	10,058	9,925
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.019s, 2035	42,547	30,669
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	491,546	42,146
Ser. 00-4, Class A6, 8.31s, 2032	1,029,588	863,728
Ser. 00-5, Class A6, 7.96s, 2032	209,648	172,029
Ser. 01-4, Class A4, 7.36s, 2033	629,422	630,295
Ser. 00-6, Class A5, 7.27s, 2031	171,830	157,664
Ser. 01-1, Class A5, 6.99s, 2032	1,769,386	1,751,746
Ser. 01-3, Class A4, 6.91s, 2033	675,864	642,206
Ser. 02-1, Class A, 6.681s, 2033	523,852	509,915
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.119s, 2035	43,000	32,250
FRB Ser. 04-6, Class 2A5, 2.989s, 2034	113,937	85,453
FRB Ser. 05-14, Class 3A2, 2.839s, 2036	27,989	24,351
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	188,000	112,800
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	12,051	3,615
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	131,000	117,173
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,

3.269s, 2035 (F)	29,000	14,484
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.139s, 2035	93,000	83,700
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.749s, 2036	158,000	133,689
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	22,122	21,514
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.929s, 2036	221,000	188,756
FRB Ser. 06-2, Class 2A3, 2.769s, 2036	414,000	289,800
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 3.899s, 2019	169,000	144,664
Ser. 04-1A, Class B, 3.449s, 2018	15,693	13,810
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	266,000	241,146
GEBL 144A
Ser. 04-2, Class D, 5.568s, 2032 (F)	95,772	47,895
Ser. 04-2, Class C, 3.668s, 2032 (F)	95,772	62,264
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,334,995	1,174,795
Ser. 97-2, Class A7, 7.62s, 2028	60,000	63,969
Ser. 97-6, Class A9, 7.55s, 2029	83,114	82,892
Ser. 97-4, Class A7, 7.36s, 2029	143,306	142,324
Ser. 97-3, Class A5, 7.14s, 2028	79,310	81,545
Ser. 97-6, Class A8, 7.07s, 2029	29,828	30,158
Ser. 98-4, Class A7, 6.87s, 2030	52,048	53,089
Ser. 97-7, Class A8, 6.86s, 2029	93,647	91,488
Ser. 99-3, Class A7, 6.74s, 2031	285,000	278,177
Ser. 99-3, Class A6, 6 1/2s, 2031	66,486	65,169
Ser. 98-6, Class A7, 6.45s, 2030	78,240	79,594
Ser. 99-1, Class A6, 6.37s, 2025	195,000	195,975
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	496,318	449,582
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	62,593
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	140,731	140,586
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.749s, 2036	616,000	508,011
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.149s, 2030 (Cayman Islands)	250,000	151,925
FRB Ser. 05-1A, Class D, 4.129s, 2030 (Cayman Islands)	65,752	51,944
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.628s, 2036 (Cayman Islands)	281,684	169,010
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.929s, 2036	111,000	72,150
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	15,233	15,094
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	5,000	3,850
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,581,317	1,448,140
IFB Ser. 07-3, Class 4B, IO, 4.091s, 2037	604,248	57,890
FRB Ser. 07-6, Class 2A1, 2.809s, 2037	1,200,114	864,202
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.599s, 2036 (Cayman
Islands)	270,000	125,550
FRB Ser. 02-1A, Class FFL, 5.349s, 2037 (Cayman
Islands)	460,000	161,000
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.219s, 2035 (F)	80,000	35,942
FRB Ser. 06-4, Class 2A4, 2.859s, 2036	106,000	57,851
FRB Ser. 06-1, Class 2A3, 2.789s, 2036	189,000	152,145
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 5.849s, 2032	338,443	240,261
Ser. 02-A IO, 0.3s, 2032	10,583,428	108,168
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	25,461	25,387
FRB Ser. 02-1A, Class A1, 3.236s, 2024	89,464	82,202
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 2.749s, 2036	56,000	42,370
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	8,236	3,377
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	49,289	42,389
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.279s, 2035 (F)	50,000	22,477
FRB Ser. 05-HE1, Class M3, 3.119s, 2034 (F)	50,000	27,473
FRB Ser. 06-NC4, Class M2, 2.899s, 2036 (F)	70,000	18,818
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.555s, 2015 (Cayman Islands)	51,398	49,794
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	46,308	42,091
Ser. 04-B, Class C, 3.93s, 2012	20,548	18,702
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	170,933	159,490
FRB Ser. 03-4, Class M3, 4.649s, 2033 (F)	5,776	980
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.759s, 2036	132,000	114,880
FRB Ser. 06-2, Class A2C, 2.749s, 2036	132,000	110,430
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	171,579	141,166
Ser. 95-B, Class B1, 7.55s, 2021	78,000	46,800
Ser. 00-D, Class A3, 6.99s, 2022	46,214	44,351
Ser. 01-D, Class A3, 5.9s, 2022	26,407	20,333
Ser. 02-C, Class A1, 5.41s, 2032	443,741	408,065
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	71,244	61,626
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.388s, 2018 (Ireland)	79,000	71,890

FRB Ser. 05-A, Class D, 4.588s, 2012 (Ireland)		92,000	76,360
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.099s, 2035		30,000	4,200
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		20,977	20,604
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 3.429s, 2036 (F)		33,000	14,833
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.099s, 2034		28,398	1,988
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.729s, 2036		205,000	168,100
Permanent Financing PLC FRB Ser. 3, Class 3C, 4.14s,
2042 (United Kingdom)		160,000	158,103
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.8s, 2011 (United Kingdom)		275,000	233,696
FRB Ser. 04-2A, Class C, 3.68s, 2011 (United Kingdom)		109,000	89,440
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.789s, 2036		221,548	207,263
FRB Ser. 07-RZ1, Class A2, 2.759s, 2037		206,000	165,139
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.349s, 2035 (F)		150,000	14,961
Ser. 04-NT, Class Note, 4 1/2s, 2034		9,910	991
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		783	1
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		36,851	4
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.249s, 2035 (F)		50,000	22,458
FRB Ser. 07-NC2, Class A2B, 2.739s, 2037		193,000	131,240
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 2.809s, 2036		226,000	142,900
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.769s, 2036		107,000	91,736
FRB Ser. 06-3, Class A3, 2.759s, 2036		619,000	512,283
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.099s, 2035		82,000	9,840
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.859s, 2036		107,000	53,500
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.099s, 2035		166,000	4,093
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015		703,667	675,520
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		184,000	86,750
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		35,302	34,730
Ser. 04-3, Class D, 4.07s, 2012		6,785	6,760
Ser. 04-4, Class D, 3.58s, 2012		4,156	4,120
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.231s, 2044 (United Kingdom)		129,115	90,380

Total asset-backed securities (cost $25,494,532)			$21,350,587

PURCHASED OPTIONS OUTSTANDING (2.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	$14,643,000	$1,199,555

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	14,643,000	1,187,694

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	14,643,000	1,187,694

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	14,643,000	336,643

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	14,643,000	331,518

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	14,643,000	336,643

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing on April 16, 2018.	Apr-08/4.405	2,905,000	82,008

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.	Apr-08/4.405	2,905,000	5,984

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	21,000,000	1,575,840

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	19,820,000	1,193,957

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	19,820,000	1,060,568

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	7,048,000	612,542

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	7,048,000	608,242

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	502,402

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.2375% versus the three month
USD-LIBOR-BBA maturing May 8, 2018.	May-08/4.2375	19,820,000	447,932

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	2,721,000	246,387

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.2375% versus the three month USD-LIBOR-BBA
maturing May 8, 2018.	May-08/4.2375	19,820,000	231,498

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	97,403

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	7,048,000	96,135

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	72,169

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	2,721,000	1,061

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	21,000,000	2

Total purchased options outstanding (cost $8,127,010)			$11,413,877

SENIOR LOANS (0.7%)(a)(c)

		Principal amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 5/8s, 2013		$52,000	$43,117
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013		77,801	71,981
Momentive Performance Materials, Inc. bank term loan
FRN 4.938s, 2013		76,973	67,736
NewPage Holding Corp. bank term loan FRN 6.313s, 2014		78,000	76,115
			258,949

Capital Goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014		4,178	3,884
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014		71,691	66,651
Polypore, Inc. bank term loan FRN Ser. B, 4.96s, 2014		77,804	68,468
Sequa Corp. bank term loan FRN 5.95s, 2014		155,610	146,695
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013		78,000	72,670
			358,368

Communication Services (0.1%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	77,802	73,620
Crown Castle International Corp. bank term loan FRN
4.196s, 2014	38,902	35,425
Intelsat Corp. bank term loan FRN Ser. B2, 5.611s, 2011	25,997	23,723
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.611s,
2013	26,005	23,730
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.611s,
2013	25,997	23,723
Level 3 Communications, Inc. bank term loan FRN
6.202s, 2014	78,000	66,690
MetroPCS Wireless, Inc. bank term loan FRN 6.097s, 2013	78,000	71,348
PAETEC Holding Corp. bank term loan FRN Ser. B1,
5.204s, 2013	77,803	72,162
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.13s, 2013	78,000	72,579
West Corp. bank term loan FRN 5.55s, 2013	78,000	67,340
		530,340

Consumer Cyclicals (0.1%)
Allison Transmission bank term loan FRN Ser. B,
5.746s, 2014	78,000	68,278
Aramark Corp. bank term loan FRN 4.83s, 2014	4,659	4,334
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014	73,341	68,227
Dana Corp. bank term loan FRN 6.779s, 2015	77,805	71,451
Goodman Global Holdings bank term loan FRN Ser. B,
7 1/2s, 2011	64,000	62,240
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	78,000	70,200
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 7.703s, 2015	78,000	71,384
Lear Corp bank term loan FRN 5.274s, 2013	78,000	70,883
National Bedding Co. bank term loan FRN 4.741s, 2011	34,000	27,710
Nortek Holdings, Inc. bank term loan FRN Ser. B,
5.35s, 2011	48,873	41,950
Yankee Candle Co., Inc. bank term loan FRN 4.611s, 2014	46,000	39,583
		596,240

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.552s, 2013	78,000	71,760
Cablevision Systems Corp. bank term loan FRN 4 3/4s,
2013	77,802	72,610
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	78,000	65,829
Cinemark USA, Inc. bank term loan FRN 4.772s, 2013	78,000	70,493
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014	77,803	62,126
Paxson Communications Corp. bank term loan FRN Ser. B,
7.627s, 2012	130,000	104,650
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.406s, 2014	78,000	67,509
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.815s, 2013	77,992	69,217
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014	75,383	59,227
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014 (U)	2,617	2,056
VNU Group BV bank term loan FRN Ser. B, 5.346s, 2013
(Netherlands)	77,877	70,117
		715,594

Energy (--%)
Western Refining, Inc. bank term loan FRN Ser. B,
4.994s, 2014	54,000	46,508

Health Care (--%)
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	76,375	65,921
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.978s, 2014	18,699	16,860
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	4,986	4,496
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.244s, 2014	54,178	48,851
Sun Healthcare Group, Inc. bank term loan FRN 4.73s,
2014	13,004	11,704
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
5.539s, 2014	39,475	35,528
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.677s, 2014	8,197	7,378
		190,738

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.355s,
2014	77,805	69,948
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.861s, 2013	50,871	42,743
SunGard Data Systems, Inc. bank term loan FRN 5.162s,
2014	78,000	72,239
Travelport bank term loan FRN 5.196s, 2013	46,840	40,734
Travelport bank term loan FRN Ser. B, 4.954s, 2013	31,160	27,098
		252,762

Transportation (--%)

Navistar Financial Corp. bank term loan FRN 5.957s,
2012			20,800	18,278
Navistar International Corp. bank term loan FRN
6.501s, 2012			57,200	50,265
				68,543

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014			78,000	70,989
NRG Energy, Inc. bank term loan FRN 6.58s, 2014			24,637	23,002
NRG Energy, Inc. bank term loan FRN 6.58s, 2014			53,363	49,820
				143,811

Total senior loans (cost $3,147,642)				$3,161,853

INVESTMENT COMPANIES (0.3%)(a) (cost $1,119,901)
			Shares	Value

American Capital Strategies, Ltd.			33,000	$1,127,280

CONVERTIBLE PREFERRED STOCKS (0.1%)(a) (cost $667,000)
			Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.			13,340	$626,980

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $578,000)

			Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036			$578,000	$495,635

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating(RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$140,000	$136,153
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		185,000	176,603

Total municipal bonds and notes (cost $324,985)				$312,756

WARRANTS (--%)(a)(NON) (cost $37,952)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	3,552	$99,101

SHORT-TERM INVESTMENTS (7.1%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$5,127,512	$5,120,906
U.S. Treasury Bills for an effective yield of 1.33%,
maturity date September 18, 2008			715,000	709,936
Putnam Prime Money Market Fund (e)			24,752,370	24,752,371

Total short-term investments (cost $30,583,213)				$30,583,213

TOTAL INVESTMENTS

Total investments (cost $795,477,428) (b)				$792,224,052

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	107	$ 26,061,188	Sep-09	$ 586,997
Euro-Dollar 90 day (Short)	234	57,172,050	Jun-08	(1,438,411)
Euro-Dollar 90 day (Short)	418	102,310,725	Sep-08	(2,692,540)
S&P 500 Index E-Mini (Long)	454	30,054,800	Jun-08	179,245
U.S. Treasury Bond 20 yr (Long)	175	20,789,453	Jun-08	362,490
U.S. Treasury Note 2 yr (Short)	2671	573,346,844	Jun-08	(1,388,472)
U.S. Treasury Note 5 yr (Short)	1342	153,302,531	Jun-08	(7,140)
U.S. Treasury Note 10 yr (Long)	1708	203,171,938	Jun-08	5,067,661

Total				$ 669,830

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $7,020,453) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	$23,167,000	Jun-08/5.95	$3,243

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	23,167,000	Jun-08/5.95	3,479,915

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	17,456,000	Aug-08/5.31	1,664,779

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	17,456,000	Aug-08/5.31	71,220

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	10,881,000	Dec-08/5.00	772,877

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	10,881,000	Dec-08/5.00	158,863

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	13,848,000	Feb-10/5.215	986,532

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	638,956

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 2.36% versus the three month USD-LIBOR-BBA
maturing September 22, 2010.	32,833,000	Sep-08/2.36	174,343

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	580,185

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	13,848,000	Feb-10/5.215	424,441

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 2.36% versus the three month
USD-LIBOR-BBA maturing September 22, 2010.	32,833,000	Sep-08/2.36	326,688

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	312,848

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	4,411,000	Feb-09/4.935	289,538

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	275,489

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	272,860

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	171,530

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,936,000	May-12/5.515	137,049

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	4,411,000	Feb-09/4.935	88,132

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,936,000	May-12/5.515	85,455

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	774,500	May-12/5.52	54,881

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	774,500	May-12/5.52	34,079

Total			$11,003,903

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $146,242,656) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$4,000,000	4/14/08	$4,142,188
FNMA, 5 1/2s, April 1, 2038	140,000,000	4/14/08	141,301,566
FNMA, 5s, April 1, 2038	1,000,000	4/14/08	989,531

Total			$146,433,285

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,247,000		$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$378,727

3,900,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(28,621)

13,480,000		--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(501,970)

14,400,000		--	1/14/10	3 month USD-LIBOR-BBA	4.106%	409,522

13,300,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(718,858)

2,740,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(176,243)

990,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(57,953)

410,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(23,561)

500,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(26,727)

7,400,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(670,369)

482,000		--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(50,705)

5,000,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	252,479

Bear Stearns Bank plc
4,300,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(382,448)

Citibank, N.A.
570,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(65,841)

12,130,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(542,154)

3,628,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(269,841)

10,917,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(485,740)

11,219,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,117,270)

410,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	40,620

16,939,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	599,393

3,188,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(200,850)

Credit Suisse First Boston International
10,700,000		--	11/17/09	3.947%	3 month USD-LIBOR-BBA	(382,115)

1,590,000		--	10/7/14	3 month USD-LIBOR-BBA	4.624%	110,540

Credit Suisse International
516,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(40,703)

536,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	50,969

929,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	108,495

711,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(62,596)

Deutsche Bank AG
2,129,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	248,640

1,470,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	142,798

Goldman Sachs International
					Ford Credit Auto Owner Trust
519,000	(F)	--	9/15/11	678 bp (1 month USD-LIBOR-BBA)	Series 2005-B Class D	(34,273)

3,195,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(200,645)

62,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	--

5,434,000		--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(69,101)

1,750,000		--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	156,341

434,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(51,766)

4,000,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(168,345)

20,959,000		--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(668,179)

4,715,000		--	11/20/26	3 month USD-LIBOR-BBA	5.261%	505,060

20,449,000		--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(638,591)

4,531,000		--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	453,072

2,392,000		--	12/20/16	3 month USD-LIBOR-BBA	5.074%	236,182

2,890,000		--	1/8/12	3 month USD-LIBOR-BBA	4.98%	205,282

2,000,000		--	10/1/17	3 month USD-LIBOR-BBA	5.253%	224,906

390,000		--	11/9/17	3 month USD-LIBOR-BBA	5.071%	38,459

1,720,000		--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(194,610)

618,000		--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(84,877)

1,905,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(144,574)

929,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(77,725)

9,407,000		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	338,430

15,048,200		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	499,320

4,189,200		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(378,967)

280,000		--	11/9/17	3 month USD-LIBOR-BBA	5.08%	27,826

27,362,000		--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(3,961,524)

JPMorgan Chase Bank, N.A.
4,000,000		--	2/13/18	3 month USD-LIBOR-BBA	4.29125%	78,553

2,295,000		--	2/15/18	3 month USD-LIBOR-BBA	5.34%	246,453

625,000		--	2/15/13	3 month USD-LIBOR-BBA	3.585%	8,678

1,065,000		--	2/15/18	3 month USD-LIBOR-BBA	4.422%	32,476

625,000		--	2/15/13	3.585%	3 month USD-LIBOR-BBA	(8,678)

1,065,000		--	2/15/18	4.422%	3 month USD-LIBOR-BBA	(32,476)

4,900,000		--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(528,643)

14,320,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(1,202,292)

40,974,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(876,667)

8,235,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(261,406)

5,125,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	163,744

1,997,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(116,714)

14,538,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(915,315)

29,302,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	31,516

14,862,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(97,737)

42,805,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(311,231)

65,552,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(123,190)

32,193,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(56,024)

20,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(1,562,373)

497,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(50,607)

6,366,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(81,280)

12,000,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	828,904

9,100,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,354,771

12,220,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	518,083

7,100,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(676,808)

9,880,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(963,459)

20,905,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(667,465)

4,702,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	506,763

700,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	93,431

435,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(42,453)

1,351,000	--	1/19/17	3 month USD-LIBOR-BBA	5.249%	134,761

5,311,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(128,963)

6,147,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	700,445

11,932,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	1,208,029

2,050,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	182,471

2,380,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(150,400)

590,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(31,421)

8,280,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	387,375

1,659,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	100,662

24,000,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	2,064,720

4,145,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(425,493)

1,154,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(115,949)

15,048,200	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	502,060

4,189,200	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(379,312)

1,386,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(134,335)

2,705,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(208,005)

920,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	89,505

10,917,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(487,939)

11,219,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,123,974)

13,247,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	808,601

3,188,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(211,649)

20,400,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	254,650

11,300,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,365,854

12,000,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	542,687

6,700,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(594,164)

9,236,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	(163,470)

711,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	(4,311)

948,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	(8,938)

948,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	(7,939)

22,716,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	382,652

Lehman Brothers Special Financing, Inc.
7,764,000	46,698	2/26/18	4.65%	3 month USD-LIBOR-BBA	(332,787)

9,466,000	--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(96,636)

21,402,000	--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(71,588)

43,740,000	--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(60,258)

43,740,000	--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(24,133)

14,862,000	--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(149,352)

21,618,000	--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(227,255)

59,800,000	--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(184,697)

20,300,000	--	3/25/38	4.583%	3 month USD-LIBOR-BBA	211,586

9,700,000	--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(969,914)

2,450,000	--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(197,305)

5,093,682	--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(193,492)

9,360,000	--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(356,177)

1,161,000	--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(119,410)

1,309,271	--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(105,159)

12,020,000	--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(1,184,653)

316,782	--	8/29/17	3 month USD-LIBOR-BBA	5.32%	33,280

23,574,000	--	8/3/08	3 month USD-LIBOR-BBA	5.425%	297,090

9,007,000	--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(768,694)

29,597,000	--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(3,680,626)

17,860,000	--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,865,307)

16,520,000	--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(1,362,496)

6,276,000	--	10/23/08	3 month USD-LIBOR-BBA	5.26%	190,986

2,523,000	--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	300,559

6,276,000	--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(190,660)

2,523,000	--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(300,051)

11,342,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(283,782)

2,386,000	--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(197,663)

6,271,300	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	224,850

15,048,200	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	522,582

4,189,200	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(424,557)

3,628,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(267,486)

540,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	52,422

10,917,000	--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(489,158)

11,219,000	--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,102,560)

490,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	48,196

5,308,000	--	12/11/17	3 month USD-LIBOR-BBA	4.839%	408,565

16,939,000	--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	592,326

2,340,000	--	4/12/12	3 month USD-LIBOR-BBA	5.087%	211,717

33,140,000	--	2/8/10	2.728%	3 month USD-LIBOR-BBA	(154,737)

23,983,000	--	2/7/18	4.217%	3 month USD-LIBOR-BBA	(325,034)

14,845,000		-- 2/21/18	4.599%	3 month USD-LIBOR-BBA	(666,969)

43,740,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(89,888)

Merrill Lynch Capital Services, Inc.
3,628,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(267,964)

2,240,000	--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(208,816)

Morgan Stanley Capital Services, Inc.
409,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(41,004)

522,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(49,855)

Total					$(21,529,881)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$2,070,000	(1)	5/2/08	Banc of America	The spread	$(172,674)
			Securities CMBS	return of Banc
			AAA 10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

3,180,000	(2)(F)	7/2/08	(Banc of America	The spread	238,783
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

2,270,000	(1)	5/2/08	10 bp plus	The spread	(236,627)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

6,970,000	(1)	5/2/08	5 bp plus change	The spread	(734,262)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
2,130,000	(1)	5/2/08	12.5 bp plus	The spread	(211,504)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
10,660,000	(2)(F)	7/02/08	(Banc	The spread	(241,757)
			of America	return of Banc
			Securities AAA	of America
			10 year Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

2,730,000	(1)(F)	5/1/08	10 bp plus	The spread	71,725
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

2,290,000	(1)(F)	11/2/08	20 bp plus	The spread	67,518
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
1,911,000	(1)(F)	8/1/08	Change in spread	The spread	(248,768)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

901,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(62,647)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.

5,881,000	(2)(F)	8/1/08	(Beginning	The spread	(215,080)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

5,146,000	(2)(F)	9/1/08	(Beginning	The spread	(188,730)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

8,000,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(998,624)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

8,000,000	(2)(F)	4/1/08	(Beginning	The spread	1,116,312
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

3,639,000	(1)(F)	4/1/08	Beginning	The spread	(514,718)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

4,320,000	(2)(F)	5/1/08	(Beginning	The spread	455,168
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

2,020,000	(2)(F)	5/1/08	(Beginning	The spread	208,710
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

1,020,000	(2)(F)	6/1/08	(20 bp plus	The spread	98,357
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

2,305,000	(2)(F)	6/2/08	(Beginning	The spread	222,057
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

3,865,000	(2)(F)	6/1/08	(Beginning	The spread	422,143
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

6,400,000	(2)(F)	7/2/08	(Beginning	The spread	713,325
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

minus 230 bp)

4,356,000	(2)(F)	7/1/08	(Beginning	The spread	(132,074)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

3,622,000	(1)	8/2/08	Lehman Brothers	The spread	(86,744)
			SD CMBS AAA 20	return of Lehman
			yr Index	Brothers SD CMBS
			multiplied by	AAA 20 year Index
the modified
duration factor
plus 40 bp

3,622,000	(1)	8/2/08	Lehman Brothers	The spread	(84,903)
			SD CMBS AAA 20	return of Lehman
			yr Index	Brothers SD CMBS
			multiplied by	AAA 20 year Index
the modified
duration factor
plus 50 bp

9,292,000	(1)	8/2/08	Lehman Brothers	The spread	(253,238)
			SD CMBS AAA 20	return of Lehman
			yr Index	Brothers SD CMBS
			multiplied by	AAA 20 year Index
the modified
duration factor
minus 25 bp

Morgan Stanley Capital Services, Inc.
1,710,000	(1)(F)	4/30/08	Change in spread	The spread	(143,939)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

3,046,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(247,183)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

2,305,000	(2)(F)	5/31/08	(Banc of America	The spread	152,875
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

2,650,000	(2)	4/1/08	(Beginning	The spread	292,824
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

9,433,000	(1)(F)	8/1/08	Beginning	The spread	(323,118)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(1,036,793)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty/	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$635		$923,000		10/12/52	(134 bp)	$369,816

DJ ABX NA HE AAA Index	44,642		388,193	(F)	7/25/45	18 bp	3,816

DJ CDX NA IG Series 8

Index	(2,227)		3,840,000		6/20/17	(60 bp)	234,724

DJ CDX NA IG Series 8

Index	(30,862)		8,475,000		6/20/17	(60 bp)	492,215

Financial Security

Assurance Inc.	--		45,000		12/20/12	95 bp	(2,734)

Kroger Co., 5 1/2%,

2/1/13	--		20,000		6/20/13	(82 bp)	(73)

L-3 Communications

Corp. 7 5/8%, 6/15/12	--		40,000		6/20/11	(101 bp)	449

Marsh & Mclennan Co.

Inc., 5 3/8%, 7/15/14	--		210,000		3/20/12	(95 bp)	(1,014)

Mattel, Inc., 7 1/4%,

7/9/12	--		40,000		3/20/13	(157.2 bp)	(688)

Meadwestvaco Corp.,

6.85%, 4/1/12	--		25,000		3/20/18	(177 bp)	3

Ryder System Inc.,

6.95%, 12/1/25	--		40,000		3/20/13	(135 bp)	(267)

Sealed Air Corp.,

5 5/8%, 7/15/13	--		25,000	(F)	9/20/13	(169 bp)	(165)

Spectra Energy Capital,

6 1/4%, 2/15/13	--		40,000	(F)	9/20/14	(115 bp)	288

Bear Stearns International, Ltd.
GATX Corp., 8.875%,

6/1/09	--		80,000		3/20/16	(100 bp)	1,453

Citibank, N.A.
Arrow Electronic Inc.,

6 7/8%, 6/1/18	--		100,000		3/20/13	(43 bp)	2,663

CMS Energy Corp.,

6.875%, 12/15/15	--		205,000		6/20/12	57 bp	(8,905)

Conagra Foods Inc., 7%,

10/1/28	--		385,000		9/20/10	(27 bp)	1,752

CSX Corp., 5.3%, 2/15/14	--		20,000		6/20/15	(135 bp)	(191)

DJ ABX NA HE AAA Index	76,292		723,632		7/25/45	18 bp	--

DJ CDX NA HY Series 9

Index, 35-100% tranche	--		17,388,942		12/20/12	112 bp	(463,183)

Electronic Data Systems

Corp., 6.5%, 8/1/13	--		10,000		9/20/13	(155 bp)	(42)

International Lease
Finance Corp., 4.15%,

1/20/15	--		25,000		6/20/13	(222.50 bp)	(448)

Marsh & Mclennan Co.

Inc., 5 3/8%, 7/15/14	--		125,000		9/20/14	(105 bp)	(391)

Motorola, Inc., 6.5%,

9/1/25	--		120,000		3/20/13	(79 bp)	11,984

Newell Rubbermaid,

Inc., 6.35%, 7/15/28	--		20,000		6/20/13	(85 bp)	16

Sara Lee Corp., 6 1/8%,

11/1/32	--		110,000		9/20/11	(43 bp)	873

Seat Pagine Gialle

S.P.A., 8%, 4/30/14	--	EUR	5,000		3/20/13	815 bp	(228)

Valero Energy Corp.,

9.5%, 2/1/13	--		$210,000		3/20/13	(69.5 bp)	4,828

Yum! Brands Inc.,

8 7/8%, 4/15/11	--		115,000		3/20/13	(65 bp)	1,463

Credit Suisse International
DJ ABX NA HE AAA Index	91,448		607,174		7/25/45	18 bp	29,469

DJ ABX NA HE AAA Index	3,598		29,861		7/25/45	18 bp	550

DJ ABX NA HE AAA Index	3,298		29,861		7/25/45	18 bp	247

DJ CMB NA CMBX AA Index	(26,377)		118,000		10/12/52	(25 bp)	(8,771)

DJ CMB NA CMBX AAA Index	1,123,340		6,749,000		12/13/49	8 bp	446,167

DJ CMB NA CMBX AAA Index	1,178,527		7,523,000		2/17/51	35 bp	517,876

Sprint Capital Corp,

8 3/8%, 3/15/12	--		350,000		6/20/12	(59 bp)	63,345

Deutsche Bank AG
CNA Financial Corp.,

5.85%, 12/15/14	--		35,000		9/20/16	(155 bp)	(290)

DJ ABX NA CMBX AAA Index	19,896		330,000		2/17/51	35 bp	(9,088)

DJ ABX NA HE AAA Index	35,811		349,374	(F)	7/25/45	18 bp	(933)

DJ CDX NA IG Series 9

Index 30-100% tranche	--		4,010,000	(F)	12/20/12	(27.2 bp)	46,586

DJ CDX NA IG Series 9

Index 30-100% tranche	--		270,000		12/20/12	(65 bp)	(1,739)

DJ iTraxx Europe Series

8 Version 1	(480)	EUR	5,000		12/20/12	(375 bp)	(13)

DJ iTraxx Europe Series

9 Version 1	141	EUR	2,000		6/20/13	(650 bp)	51

DJ LCDX NA Series 9.1

Index 15-100% tranche	--		$1,100,000	(F)	12/20/12	61.56 bp	(33,590)

France Telecom, 7.25%,

1/28/13	--		250,000		6/20/16	70 bp	(7,607)

Grohe Holding GmBh,

8 5/8%, 10/1/14	--	EUR	5,000		6/20/09	400 bp	(85)

iStar Financial, Inc.,

6%, 12/15/10	4,388		$65,000		3/20/09	500 bp	1,308

Packaging Corporation
of America, 5 3/4%,

8/1/13	--		40,000		9/20/13	(129 bp)	(5)

Pitney Bowes, Inc.,

4 5/8%, 10/1/12	--		15,000		3/20/18	(95 bp)	(275)

PPG Industries, Inc.,

7.05%, 8/15/09	--		20,000	(F)	3/20/18	(154 bp)	(1,043)

Tyco Electronics Group,

6.55%, 10/1/17	--		20,000		12/20/17	(125.5 bp)	(182)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB

CMBS securities	--		1,087,000		(a)	2.461%	(272,863)

DJ ABX HE A Index	135,361		202,000		1/25/38	369 bp	(36,215)

DJ ABX HE AAA Index	47,474		202,000		1/25/38	76 bp	(50,470)

DJ CDX NA CMBX AAA Index	9,144		250,000		3/15/49	7 bp	(10,960)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		1,086,000		12/20/10	108.65 bp	(72,923)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		4,010,000		12/20/10	249 bp	(122,105)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		2,290,000		12/20/10	305 bp	(36,213)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		475,200		12/20/10	435 bp	10,233

DJ CDX NA HY Series 9

Index 35-100% tranche	--		990,000		12/20/10	153.5 bp	6,100

DJ CDX NA IG Series 10

Index	(86,864)		11,770,000		6/20/13	155 bp	(24,692)

DJ CDX NA IG Series 8

Index	165,243		11,800,000		6/20/18	(150 bp)	29,818

DJ CDX NA IG Series 9

Index	(47,658)		14,425,000		12/20/12	60 bp	(589,461)

DJ CDX NA IG Series 9

Index 30-100% tranche	--		4,010,000	(F)	12/20/12	(26.75 bp)	47,402

DJ CDX NA IG Series 9

Index 30-100% tranche	--		8,020,000	(F)	12/20/12	(28.5 bp)	88,461

DJ CDX NA IG Series 9

Index 30-100% tranche	--		480,000	(F)	12/20/12	(62.75 bp)	(2,267)

Lehman Brothers

Holdings, 6 5/8%,

1/18/12	--		205,000		9/20/17	(67.8 bp)	25,931

Lighthouse
International Co, SA,

8%, 4/30/14	--	EUR	5,000		3/20/13	680 bp	(507)

Merrill Lynch & Co.,

5%, 1/15/15	--		$205,000		9/20/17	(59.8 bp)	24,612

Unity Media GmBh,

8 3/4%, 2/15/15	--	EUR	5,000		3/20/13	735 bp	436

Wind Acquisition

9 3/4%, 12/1/15	--	EUR	5,000		3/20/13	597 bp	231

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,

8.25%, 6/15/15	--	EUR	5,000		3/20/13	795 bp	235

DJ CDX NA HY Series 9

Index 25-35% tranche	--		$270,000		12/20/10	388.75 bp	2,425

DJ CDX NA HY Series 9

Index 25-35% tranche	--		1,114,000		12/20/10	105.5 bp	(75,717)

DJ CDX NA IG Series 9

Index	--		18,360,000	(F)	12/20/12	(13.55 bp)	326,566

DJ CDX NA IG Series 9

Index	(21,262)		507,000		12/20/17	(80 bp)	643

DJ CDX NA IG Series 9

Index	(6,698)		330,000		12/20/17	(80 bp)	7,559

DJ CDX NA IG Series 9

Index 30-100% tranche	--		3,410,000	(F)	12/20/12	(5.8 bp)	72,601

DJ CMB NA CMBX AAA Index	86,159		722,000		2/17/51	35 bp	22,755

DJ CMB NA CMBX AAA Index	280,374		2,240,000		12/13/49	8 bp	62,463

DJ CMB NA CMBX AAA Index	77,967		714,000		2/17/51	35 bp	15,266

DJ iTraxx Europe
Crossover Series 8

Version 1	(2,672)	EUR	20,000		12/20/12	(375 bp)	(804)

GMAC, LLC, 6 7/8%,

8/28/12	1,725		$30,000		3/20/09	500 bp	(903)

iStar Financial, Inc.,

6%, 12/15/10	4,550		65,000		3/20/09	500 bp	1,470

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,

5.3%, 10/30/15	--		205,000		9/20/17	(77 bp)	11,417

CMS Energy Corp.,

6.875%, 12/15/15	--		50,000		6/20/12	62 bp	(2,076)

DJ ABX HE A Index	135,361		202,000		1/25/38	369 bp	(35,442)

DJ ABX HE A Index	141,085		203,000		1/25/38	369 bp	(30,563)

DJ ABX HE AAA Index	47,474		202,000		1/25/38	76 bp	(49,443)

DJ ABX HE AAA Index	56,840		203,000		1/25/38	76 bp	(40,600)

DJ CDX NA CMBX AA Index	(7,256)		229,000	(F)	3/15/49	(15 bp)	42,280

DJ CDX NA HY Series 8

Index 35-60% tranche	--		3,995,000		6/20/12	104 bp	(378,500)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		4,400,000		12/20/10	104.5 bp	(300,219)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		4,400,000		12/20/10	90 bp	(316,888)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		4,010,000		12/20/10	266 bp	(104,313)

DJ CDX NA HY Series 9

Index 25-35% tranche	--		8,020,000		12/20/10	295 bp	(147,782)

DJ CDX NA IG Series 10

Index	99,755		5,330,000		6/20/18	(150 bp)	38,363

DJ CDX NA IG Series 10

Index	45,068		2,979,000		6/20/18	(150 bp)	7,506

DJ CDX NA IG Series 8

Index	32,255		2,064,000		6/20/12	35 bp	(67,629)

DJ CDX NA IG Series 8

Index 30-100% tranche	--		6,278,250		6/20/12	(3.125 bp)	124,550

DJ CDX NA IG Series 8

Index 30-100% tranche	--	5,136,750	6/20/12	(8 bp)	92,080

DJ CDX NA IG Series 9

Index	(104,937)	2,265,500	12/20/17	(80 bp)	(7,060)

DJ CMB NA CMBX AAA Index	315,022	2,663,000	2/17/51	35 bp	81,164

DJ LCDX NA Series 9.1

Index 15-100% tranche	--	1,100,000	(F) 12/20/12	59.3 bp	(34,246)

Domtar Corp., 7 1/8%,

8/15/15	--	40,000	12/20/11	(250 bp)	1,613

Goldman Sachs Group,

Inc., 6.6%, 1/15/12	--	205,000	9/20/17	(58 bp)	14,394

Hanson Plc, 7 7/8%,

9/27/10	--	20,000	9/20/16	(140 bp)	(278)

HCA inc., T/L Bank Loan	--	71,000	3/20/09	225 bp	(9)

Morgan Stanley Dean

Witter, 6.6%, 4/1/12	--	205,000	9/20/17	(60.5 bp)	15,838

Morgan Stanley Dean

Witter, 6.6%, 4/1/12	--	205,000	9/20/12	48 bp	(11,437)

Motorola, Inc., 6 1/2%,

9/1/25	--	25,000	11/20/11	(335 bp)	(335)

Yum! Brands, Inc.,

8 7/8%, 4/15/11	--	20,000	3/20/18	(130 bp)	(478)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	257,809	3,622,000	3/15/49	7 bp	(35,751)

DJ CDX NA IG Series 10

Index	53,469	2,744,500	6/20/18	(150 bp)	21,742

DJ CDX NA IG Series 10

Index	277,564	16,950,000	6/20/18	(150 bp)	83,035

DJ CDX NA IG Series 8

Index	87,769	7,300,000	6/20/12	35 bp	(265,502)

DJ CDX NA IG Series 8

Index	--	3,830,000	6/20/17	(60 bp)	236,388

DJ CDX NA IG Series 9

Index 30-100% tranche	--	2,310,000	12/20/12	(29.5 bp)	23,671

DJ CMB NA CMBX AA Index	(33,539)	147,000	10/12/52	(25 bp)	(11,519)

DJ CMB NA CMBX AAA Index	1,127,069	9,395,500	12/13/49	8 bp	260,442

DJ CMB NA CMBX AAA Index	1,005,607	9,266,500	2/17/51	35 bp	191,846

DJ CMB NA CMBX AAA Index	118,497	969,000	2/17/51	35 bp	33,401

DJ CMB NA CMBX AAA Index	128,990	969,000	12/13/49	8 bp	31,626

Total					$610,385

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

Key to holding's currency abbreviations

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $429,893,428.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $798,418,427, resulting in gross unrealized appreciation and depreciation of $43,216,495 and $49,410,870 respectively, or net unrealized depreciation of $6,194,375.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $4,971,775. The fund received cash collateral of $5,120,906 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $113,965 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $74,215,042 and $58,690,699, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of March 31, 2008, the fund had unfunded loan commitments of $2,617, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Univision Communications, Inc.	$2,617

At March 31, 2008, liquid assets totaling $188,253,370 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$253,744,268	$669,830

Level 2	$537,395,190	$(26,130,368)

Level 3	$1,084,594	$-

Total	$792,224,052	$(25,460,538)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-
Accrued discounts/premiums	-	-
Realized Gain / Loss	-	-
Change in net unrealized appreciation (depreciation)	-	-

Net Realized and Unrealized Gain (Loss)	-	-
Net Purchases / Sales	-	-
Net Transfers in and/or out of Level 3	1,084,594	-

Balance as of March 31, 2008	$1,084,594	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (60.3%)(a)
	Shares	Value

Basic Materials (5.0%)
Abengoa SA (Spain)	5,005	$178,910
Acciona SA (Spain)	727	194,648
Ameron International Corp.	576	53,873
Andersons, Inc. (The)	5,136	229,117
Antofagasta PLC (United Kingdom)	50,730	705,082
Arcelor Mittal (Luxembourg)	12,385	1,014,242
Arch Chemicals, Inc.	5,482	204,259
Balfour Beatty PLC (United Kingdom)	10,661	99,558
BASF AG (Germany)	3,424	460,994
BHP Billiton, Ltd. (Australia)	42,148	1,378,613
Bilfinger Berger AG (Germany)	4,900	421,922
BlueScope Steel, Ltd. (Australia)	54,348	489,961
Boart Longyear Group. (South Africa)	235,503	393,648
Buckeye Technologies, Inc. (NON)	1,853	20,679
Builders FirstSource, Inc. (NON)	4,632	33,628
Cambrex Corp.	6,667	46,202
Carpenter Technology Corp.	2,899	162,257
Celanese Corp. Ser. A	744	29,053
Ceradyne, Inc. (NON)	1,529	48,867
CF Industries Holdings, Inc.	8,033	832,379
Cleveland-Cliffs, Inc.	6,177	740,128
Dow Chemical Co. (The)	7,039	259,387
Drew Industries, Inc. (NON)	742	18,149
Fletcher Building, Ltd. (New Zealand)	34,704	228,740
FMC Corp.	11,671	647,624
Grief, Inc. Class A	1,231	83,622
H.B. Fuller Co.	5,064	103,356
Hecla Mining Co. (NON)	6,324	70,576
Insituform Technologies, Inc. (NON)	3,021	41,780
JFE Holdings, Inc. (Japan)	2,400	106,378
Koninklijke DSM NV (Netherlands)	3,197	154,140
Koppers Holdings, Inc.	6,026	267,012
Layne Christensen Co. (NON)	4,221	147,819
Matsushita Electric Works, Ltd. (Japan)	8,000	82,230
Minerals Technologies, Inc.	186	11,681
Mitsui Mining Co., Ltd. (Japan) (NON)	5,000	14,290
Monsanto Co.	4,076	454,474
Northwest Pipe Co. (NON)	1,077	45,762
Nucor Corp.	279	18,899
Olin Corp.	3,242	64,062
Olympic Steel, Inc.	1,123	50,647
OM Group, Inc. (NON)	3,939	214,833
Packaging Corp. of America	3,150	70,340
Perini Corp. (NON)	4,632	167,817
Potlatch Corp. (R)	2,594	107,054
PPG Industries, Inc.	7,050	426,596
PV Crystalox Solar PLC (United Kingdom) (NON)	9,363	23,948
Quanex Corp.	5,524	285,812
Rayonier, Inc.	6,855	297,781
RBC Bearings, Inc. (NON)	2,223	82,540
Schulman (A.), Inc.	1,853	38,042
Silgan Holdings, Inc.	3,188	158,220
Skanska AB Class B (Sweden) (S)	13,200	264,422
Solvay SA (Belgium)	7,294	930,351
Southern Copper Corp.	9,818	1,019,403
Steel Dynamics, Inc.	3,712	122,644
Sun Hydraulics Corp.	556	16,274
Terra Industries, Inc. (NON)	1,576	55,995
voestalpine AG (Austria)	18,805	1,305,834
W.R. Grace & Co. (NON)	1,576	35,964
Zep, Inc.	1,205	19,545
		16,252,063

Capital Goods (4.8%)
ABB, Ltd. (Switzerland)	2,821	75,723
Acuity Brands, Inc.	4,488	192,760
Aecom Technology Corp. (NON)	3,504	91,139
AGCO Corp. (NON)	2,579	154,431
American Ecology Corp.	2,772	70,215
American Science & Engineering, Inc.	1,179	64,338
Andritz AG (Austria)	5,552	304,661
Applied Industrial Technologies, Inc.	5,216	155,906
Astec Industries, Inc. (NON)	1,205	46,706
Autoliv, Inc. (Sweden)	5,002	251,100
Boeing Co. (The)	15,652	1,164,039
Bouygues SA (France)	12,004	762,335
Bucyrus International, Inc. Class A	248	25,209
Calgon Carbon Corp. (NON) (S)	3,220	48,461
Canon, Inc. (Japan)	10,200	469,495
Capstone Turbine Corp. (NON)	18,904	40,076
Cascade Corp.	1,845	90,977
Clean Harbors, Inc. (NON)	1,961	127,465

Columbus McKinnon Corp. (NON)	3,562	110,351
Conergy AG (Germany)	842	17,807
Cookson Group PLC (United Kingdom)	11,715	154,229
Cummins, Inc.	18,709	875,955
Curtiss-Wright Corp.	1,871	77,609
Dana Holding Corp. (NON).	1,783	17,830
Eaton Corp.	1,483	118,151
Emerson Electric Co.	14,264	734,025
EnergySolutions, Inc.	4,825	110,686
EnPro Industries, Inc. (NON)	5,095	158,913
European Aeronautic Defense and Space Co. (Netherlands)	2,703	64,031
Franklin Electric Co., Inc.	1,750	59,798
Freightcar America, Inc.	5,688	195,098
Fuel Tech, Inc. (NON)	3,369	69,065
Gardner Denver, Inc. (NON)	2,940	109,074
General Cable Corp. (NON)	4,337	256,187
Gorman-Rupp Co. (The)	1,663	54,696
Hardinge, Inc.	1,576	21,686
Heico Corp.	1,215	59,231
Herman Miller, Inc.	13,430	329,975
Hyflux, Ltd. (Singapore)	26,000	57,153
II-VI, Inc. (NON)	5,107	193,964
Illinois Tool Works, Inc.	8,243	397,560
IMI PLC (United Kingdom)	10,736	96,799
Intevac, Inc. (NON)	5,188	67,185
Joy Global, Inc.	481	31,342
Lindsay Corp.	815	83,513
Lockheed Martin Corp.	11,485	1,140,461
LSB Industries, Inc. (NON)	3,207	47,271
MAN AG (Germany)	208	27,620
Manitowoc Co., Inc. (The)	1,946	79,397
Matthews International Corp.	2,195	105,909
McDermott International, Inc. (NON)	2,965	162,541
Met-Pro Corp.	955	10,715
Moog, Inc. (NON)	5,446	229,876
Mueller Water Products, Inc. Class A	7,502	61,366
Nalco Holding Co.	4,571	96,677
Nordson Corp.	1,946	104,792
Northrop Grumman Corp.	1,853	144,182
Orbital Sciences Corp. (NON)	8,593	207,091
Parker-Hannifin Corp.	4,585	317,603
Pentair, Inc.	3,034	96,785
Prysmian SpA (Italy)	47,963	1,024,913
Raytheon Co.	14,356	927,541
Rieter Holding AG (Switzerland)	326	124,728
Rofin-Sinar Technologies, Inc. (NON)	2,648	118,895
Roper Industries, Inc.	2,035	120,960
Steelcase, Inc.	16,208	179,260
Superior Essex, Inc. (NON)	1,205	33,885
Tanfield Group PLC (United Kingdom) (NON)	26,614	51,185
Teledyne Technologies, Inc. (NON)	2,316	108,852
Terex Corp. (NON)	835	52,188
Tetra Tech, Inc. (NON)	3,537	69,007
Thomas & Betts Corp. (NON)	9,078	330,167
Tomkins PLC (United Kingdom)	17,571	62,273
United Technologies Corp.	5,743	395,233
USEC, Inc. (NON) (S)	10,281	38,040
Volvo AB Class A (Sweden)	15,100	224,956
Wabtec Corp.	2,139	80,555
Wartsila OYJ Class B (Finland)	3,500	236,138
		15,668,011

Communication Services (2.8%)
Adelphia Recovery Trust (Ser. ACC-1) (NON)	53,418	3,739
Alaska Communications Systems Group, Inc.	1,020	12,485
AT&T, Inc. (SEG)	39,288	1,504,730
Atlantic Tele-Network, Inc.	2,292	77,538
Belgacom SA (Belgium)	1,924	85,173
Centennial Communications Corp. (NON)	13,880	82,031
Comcast Corp. Class A	11,578	223,919
DirecTV Group, Inc. (The) (NON)	17,782	440,816
DISH Network Corp. Class A (NON)	5,465	157,009
EchoStar Corp. Class A (NON)	1,094	32,317
Embarq Corp.	2,685	107,669
France Telecom SA (France)	34,696	1,166,329
GeoEye, Inc. (NON)	1,951	50,706
InterDigital, Inc. (NON)	13,708	271,555
j2 Global Communications, Inc. (NON)	4,744	105,886
KDDI Corp. (Japan)	181	1,105,385
Kudelski SA (Switzerland)	13,220	194,067
Liberty Global, Inc. Class A (NON)	11,485	391,409
Nice Systems, Ltd. ADR (Israel) (NON)	2,494	70,381
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	86	370,838
Novatel Wireless, Inc. (NON)	5,595	54,160
NTELOS Holdings Corp.	2,858	69,164
Premiere Global Services, Inc. (NON)	11,448	164,164
Sprint Nextel Corp.	52,199	349,211
Syniverse Holdings, Inc. (NON)	7,116	118,553
Telefonica SA (Spain)	9,883	283,872
Telekom Austria AG (Austria)	1,704	35,202
Telephone and Data Systems, Inc.	1,668	65,502

USA Mobility, Inc. (NON)	7,966	56,877
Verizon Communications, Inc.	35,169	1,281,910
		8,932,597

Conglomerates (1.8%)
3M Co.	8,665	685,835
AMETEK, Inc.	1,604	70,432
Ansell, Ltd. (Australia)	13,623	144,715
General Electric Co.	31,439	1,163,557
Honeywell International, Inc.	13,395	755,746
Investor AB Class B (Sweden)	36,600	824,047
Itochu Corp. (Japan)	48,000	473,646
Mitsubishi Corp. (Japan)	12,800	386,362
Swire Pacific, Ltd. (Hong Kong)	86,500	975,907
Vivendi SA (France)	11,945	466,577
Walter Industries, Inc.	396	24,801
		5,971,625

Consumer Cyclicals (5.5%)
Aaron Rents, Inc.	3,706	79,827
Adidas-Salomon AG (Germany)	440	29,242
Aeropostale, Inc. (NON)	2,779	75,339
Aisin Seiki Co., Ltd. (Japan)	5,600	208,905
Amazon.com, Inc. (NON)	6,206	442,488
American Axle & Manufacturing Holdings, Inc.	1,205	24,703
American Woodmark Corp. (S)	6,947	142,830
Bankrate, Inc. (NON) (S)	927	46,248
Blue Nile, Inc. (NON)	1,946	105,376
Brown Shoe Co., Inc.	2,583	38,926
Buckle, Inc. (The)	8,738	390,851
Callaway Golf Co.	8,831	129,639
Casey's General Stores, Inc.	1,853	41,878
Cash America International, Inc.	1,758	63,991
Charlotte Russe Holding, Inc. (NON)	7,966	138,130
Coach, Inc. (NON)	12,995	391,799
Consolidated Graphics, Inc. (NON)	1,801	100,946
Cooper Tire & Rubber	4,221	63,188
CRA International, Inc. (NON)	279	8,967
CTC Media, Inc. (Russia) (NON)	5,928	164,502
Daily Mail and General Trust Class A (United Kingdom)	11,638	99,740
Davis Service Group PLC (United Kingdom)	10,152	99,434
Deckers Outdoor Corp. (NON)	3,774	406,913
Deluxe Corp.	2,132	40,956
DG FastChannel, Inc. (NON)	3,297	63,236
Dolby Laboratories, Inc. Class A (NON)	4,539	164,584
Dollar Tree, Inc. (NON)	10,559	291,323
Dress Barn, Inc. (NON)	835	10,805
Exide Technologies (NON)	4,240	55,544
Expedia, Inc. (NON)	9,262	202,745
Experian Group, Ltd. (Ireland)	9,293	67,621
EZCORP, Inc. Class A (NON)	10,284	126,596
Family Dollar Stores, Inc.	7,503	146,309
Fiat SpA (Italy)	54,828	1,265,062
Fossil, Inc. (NON)	1,483	45,291
GameStop Corp. (NON)	5,373	277,838
Gymboree Corp. (The) (NON)	2,557	101,973
Hasbro, Inc.	6,299	175,742
Helen of Troy, Ltd. (Bermuda) (NON)	649	10,884
Home Retail Group (United Kingdom)	11,500	59,568
inVentiv Health, Inc. (NON)	2,167	62,431
J Crew Group, Inc. (NON)	2,779	122,748
Jakks Pacific, Inc. (NON)	7,388	203,687
Jos. A. Bank Clothiers, Inc. (NON) (S)	4,708	96,514
Kuoni Reisen Holding AG (Switzerland)	210	116,608
Landauer, Inc.	1,845	92,877
Lear Corp. (NON)	464	12,022
Liberty Media Corp. - Capital Ser. A (NON)	1,483	23,342
Lodgenet Entertainment Corp. (NON)	5,095	31,029
Maidenform Brands, Inc. (NON)	4,242	69,017
Manpower, Inc.	1,946	109,482
Marks & Spencer Group PLC (United Kingdom)	31,437	241,373
Marvel Entertainment, Inc. (NON)	5,905	158,195
Matsushita Electric Industrial Co., Ltd. (Japan)	71,000	1,537,906
Mattel, Inc.	18,894	375,991
Maximus, Inc.	2,502	91,848
Mediaset SpA (Italy)	6,715	62,102
Men's Wearhouse, Inc. (The)	4,169	97,013
Monro Muffler, Inc.	3,620	61,178
Morningstar, Inc. (NON)	3,258	199,878
NBTY, Inc. (NON)	6,113	183,084
Next PLC (United Kingdom)	13,432	303,334
NIKE, Inc. Class B	5,095	346,460
Omnicom Group, Inc.	4,169	184,186
Perry Ellis International, Inc. (NON)	8,552	186,690
Phillips-Van Heusen Corp.	7,694	291,756
Priceline. com, Inc. (NON)	1,853	223,954
RadioShack Corp.	7,503	121,924
Regal Entertainment Group Class A	3,762	72,569
Rent-A-Center, Inc. (NON)	3,400	62,390
S.A. D'Ieteren NV (Belgium)	223	79,274

Scholastic Corp. (NON)	2,198	66,533
Sherwin-Williams Co. (The)	8,614	439,659
Skechers U.S.A., Inc. Class A (NON)	742	14,996
Sony Corp. (Japan)	6,600	262,756
Sotheby's Holdings, Inc. Class A	1,871	54,091
Standard Parking Corp. (NON)	3,485	73,046
Stantec, Inc. (Canada) (NON)	2,211	64,775
Steven Madden, Ltd. (NON)	11,413	195,505
Target Corp.	3,428	173,731
Team, Inc. (NON)	2,569	70,134
TeleTech Holdings, Inc. (NON)	3,798	85,303
Tempur-Pedic International, Inc. (S)	2,778	30,558
Tenneco Automotive, Inc. (NON)	3,812	106,507
Thomas Cook Group PLC (United Kingdom)	117,539	675,829
TJX Cos., Inc. (The)	4,909	162,341
Toro Co. (The)	3,984	164,898
Toyota Motor Corp. (Japan)	900	44,856
True Religion Apparel, Inc. (NON) (S)	2,583	47,915
TUI Travel PLC (United Kingdom) (NON)	22,969	117,381
URS Corp. (NON)	1,185	38,738
Valeo SA (France)	7,379	292,536
Volkswagen AG (preference) (Germany)	180	29,899
Volkswagon AG (Germany)	286	82,889
Wal-Mart Stores, Inc.	24,567	1,294,190
Warnaco Group, Inc. (The) (NON)	9,045	356,735
Watson Wyatt Worldwide, Inc. Class A	2,459	139,548
Wiley (John) & Sons, Inc. Class A	3,891	154,473
William Hill PLC (United Kingdom)	13,673	101,864
WMS Industries, Inc. (NON)	464	16,690
Wolverine World Wide, Inc.	4,998	144,992
		17,724,169

Consumer Staples (6.5%)
Administaff, Inc.	2,965	70,004
Alberto-Culver Co. (SEG)	12,842	351,999
Alliance One International, Inc. (NON)	16,059	96,996
Altria Group, Inc. (SEG)	29,410	652,902
Axfood AB (Sweden)	2,000	71,206
BJ's Wholesale Club, Inc. (NON)	2,370	84,585
Blyth Industries, Inc.	3,242	63,932
Brinker International, Inc.	7,039	130,573
Buffalo Wild Wings, Inc. (NON)	3,150	77,175
Cal-Maine Foods, Inc. (S)	2,970	99,139
Campbell Soup Co.	2,687	91,224
CBRL Group, Inc.	6,669	238,550
CEC Entertainment, Inc. (NON)	6,113	176,543
Chattem, Inc. (NON)	1,961	130,093
Coca-Cola Co. (The)	3,613	219,923
Colgate-Palmolive Co.	7,781	606,218
Colruyt SA (Belgium)	3,076	791,291
Cosan, Ltd. Class A (Brazil) (NON)	10,467	128,953
Denny's Corp. (NON)	19,575	58,334
DeVry, Inc.	1,112	46,526
Domino's Pizza, Inc.	6,454	87,064
Energizer Holdings, Inc. (NON)	1,077	97,447
Estee Lauder Cos., Inc. (The) Class A	7,966	365,241
Flowers Foods, Inc.	3,095	76,601
General Mills, Inc.	10,466	626,704
Heidrick & Struggles International, Inc.	6,113	198,856
Heineken NV (Netherlands)	4,597	266,911
Iaws Group PLC (Ireland)	6,844	159,858
Imperial Sugar Co.	7,595	142,938
InBev NV (Belgium)	15,427	1,357,096
Inchcape PLC (United Kingdom)	60,394	481,368
Ingles Markets, Inc. Class A	2,050	50,410
ITT Educational Services, Inc. (NON)	4,041	185,603
Jack in the Box, Inc. (NON)	1,993	53,552
Jardine Cycle & Carriage, Ltd. (Singapore)	10,000	141,759
KAO Corp. (Japan)	11,000	311,623
Kerry Group PLC Class A (Ireland)	20,480	641,582
Kimberly-Clark Corp.	3,335	215,274
Koninklijke Ahold NV (Netherlands) (NON)	5,192	77,024
Korn/Ferry International (NON)	7,595	128,356
Kroger Co.	16,024	407,010
Liberty Media Corp. Class A (NON)	5,931	134,278
Longs Drug Stores Corp.	11,622	493,470
Mannatech, Inc. (S)	10,374	73,967
Marubeni Corp. (Japan)	22,000	160,168
McDonald's Corp.	7,225	402,938
MGP Ingredients, Inc.	7,688	53,739
MWI Veterinary Supply, Inc. (NON)	2,079	73,306
Nash Finch Co.	9,878	335,654
New Oriental Education & Technology Group ADR (China)
(NON)	1,820	118,045
Papa John's International, Inc. (NON)	4,353	105,386
Pepsi Bottling Group, Inc. (The)	9,818	332,928
PepsiCo, Inc.	5,558	401,288
Philip Morris International, Inc. (NON)	29,410	1,487,558
Prestige Brands Holdings, Inc. (NON)	10,528	86,119
Ralcorp Holdings, Inc. (NON)	2,316	134,675
Reynolds American, Inc.	16,949	1,000,499

Robert Half International, Inc.	6,669	171,660
Ruby Tuesday, Inc.	6,855	51,413
Safeway, Inc.	33,434	981,288
Sanderson Farms, Inc.	927	35,235
Sara Lee Corp.	24,081	336,652
Seaboard Corp.	20	31,300
Sinclair Broadcast Group, Inc. Class A	16,340	145,589
Sonic Corp. (NON)	5,928	130,653
Spartan Stores, Inc.	3,960	82,566
Time Warner, Inc.	46,021	645,214
Toyo Suisan Kaisha, Ltd. (Japan)	20,000	300,842
TrueBlue, Inc. (NON)	11,300	151,872
Unilever NV (Netherlands)	2,937	98,590
Universal Corp.	2,223	145,673
UST, Inc.	6,299	343,421
Walt Disney Co. (The)	16,771	526,274
Woolworths, Ltd. (Australia)	37,698	998,567
Yum! Brands, Inc.	11,356	422,557
		21,251,827

Energy (5.6%)
Alon USA Energy, Inc. (S)	3,801	57,813
Alpha Natural Resources, Inc. (NON)	502	21,807
Arch Coal, Inc.	665	28,928
Aventine Renewable Energy Holdings, Inc. (NON)	8,201	42,645
Ballard Power Systems, Inc. (Canada) (NON)	3,676	15,072
Basic Energy Services, Inc. (NON)	3,871	85,472
BP PLC (United Kingdom)	52,623	534,198
Cal Dive International, Inc. (NON)	6,894	71,560
Canadian Solar, Inc. (China) (NON)	734	15,341
Centennial Coal Co., Ltd. (Australia)	4,797	17,833
Chevron Corp.	22,529	1,923,075
China Coal Energy Co. (China)	31,000	54,016
China Shenhua Energy Co., Ltd. (China)	20,000	79,926
China Sunergy Co., Ltd. ADR (China) (NON)	2,159	15,761
Comstock Resources, Inc. (NON)	2,378	95,833
ConocoPhillips	12,619	961,694
CONSOL Energy, Inc.	538	37,224
Core Laboratories NV (Netherlands) (NON)	1,413	168,571
Delek US Holdings, Inc.	3,242	41,076
Devon Energy Corp.	1,020	106,417
Dresser-Rand Group, Inc. (NON)	11,392	350,304
ENI SpA (Italy)	26,956	921,033
ENSCO International, Inc.	4,539	284,232
Ersol Solar Energy AG (Germany) (NON)	278	22,814
Evergreen Solar, Inc. (NON)	2,697	25,001
Exxon Mobil Corp. (SEG)	38,751	3,277,560
Felix Resources, Ltd. (Australia)	1,570	17,768
First Solar, Inc. (NON)	221	51,082
Foundation Coal Holdings, Inc.	422	21,239
Frontier Oil Corp.	8,936	243,595
FuelCell Energy, Inc. (NON)	8,039	53,459
Fushan International Energy Group, Ltd. (Hong Kong)
(NON)	28,000	13,240
Global Industries, Ltd. (NON)	22,599	363,618
Gloucester Coal, Ltd. (Australia)	1,618	14,365
GulfMark Offshore, Inc. (NON)	6,392	349,770
Halliburton Co.	1,483	58,326
Headwaters, Inc. (NON)	9,387	123,815
Helmerich & Payne, Inc.	3,072	143,985
Hidili Industry International Development, Ltd.
(China) (NON)	14,000	18,493
Holly Corp.	5,389	233,936
Hornbeck Offshore Services, Inc. (NON)	1,483	67,729
International Coal Group, Inc. (NON)	2,561	16,262
ION Geophysical Corp. (NON)	10,345	142,761
JA Solar Holdings Co., Ltd. ADR (China) (NON)	9,306	173,092
James River Coal Co. (NON)	701	12,282
LDK Solar Co., Ltd. ADR (China) (NON)	1,206	32,562
Lufkin Industries, Inc.	1,533	97,836
MacArthur Coal, Ltd. (Australia)	1,619	19,343
Marathon Oil Corp.	24,006	1,094,674
Mariner Energy, Inc. (NON)	4,692	126,731
Massey Energy Co.	611	22,302
NATCO Group, Inc. (NON)	3,973	185,738
Noble Corp.	3,335	165,649
Occidental Petroleum Corp.	6,484	474,434
Oil States International, Inc. (NON)	1,604	71,875
Parker Drilling Co. (NON)	5,465	35,304
Patriot Coal Corp. (NON)	361	16,956
Peabody Energy Corp.	754	38,454
Q-Cells AG (Germany) (NON)	461	45,734
Queensland Gas Co., Ltd. (Australia) (NON)	5,590	18,790
Renewable Energy Corp. AS (Norway) (NON)	1,615	45,034
Repsol YPF SA (Spain)	4,514	155,731
Riversdale Mining, Ltd. (Australia) (NON)	2,321	17,490
Rosetta Resources, Inc. (NON)	3,057	60,131
Royal Dutch Shell PLC Class A (Netherlands)	7,988	275,103
Royal Dutch Shell PLC Class B (Netherlands)	28,046	943,091
Sasol, Ltd. ADR (South Africa)	1,053	50,955
SEACOR Holdings, Inc. (NON)	1,297	110,712

Solar Millennium AG (Germany) (NON)	442	19,532
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	1,856	22,383
Solaria Energia y Medio Ambiente SA (Spain) (NON)	1,655	31,056
Solon AG Fuer Solartechnik (Germany) (NON)	290	20,504
Statoil ASA (Norway)	35,467	1,062,812
Sunpower Corp. Class A (NON)	593	44,184
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	928	37,640
Swift Energy Co. (NON)	1,845	83,007
Theolia SA (France) (NON)	1,894	57,540
Tidewater, Inc.	12,504	689,095
Trico Marine Services, Inc. (NON)	8,892	346,521
Trina Solar, Ltd. ADR (China) (NON)	594	18,260
UK Coal PLC (United Kingdom) (NON)	1,978	17,060
Unit Corp. (NON)	1,669	94,549
VeraSun Energy Corp. (NON)	13,495	99,188
WD-40 Co.	2,021	67,198
Western Refining, Inc.	3,647	49,125
Yanzhou Coal Mining Co., Ltd. (China)	28,000	39,649
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	1,805	30,866
		18,308,821

Financial (9.9%)
3i Group PLC (United Kingdom)	50,402	829,436
Acadia Realty Trust (R)	2,435	58,805
Advanta Corp. Class B	5,280	37,118
Agree Realty Corp. (R)	1,964	53,912
Allianz SE (Germany)	790	156,446
Allied Irish Banks PLC (Ireland)	9,684	206,324
Allied World Assurance Company Holdings, Ltd. (Bermuda)	1,277	50,697
Allstate Corp. (The) (SEG)	14,819	712,201
American Financial Group, Inc.	11,578	295,934
American Physicians Capital, Inc.	1,495	69,308
Ameriprise Financial, Inc.	9,517	493,456
Amerisafe, Inc. (NON)	4,397	55,578
Anthracite Capital, Inc. (R)	6,142	40,537
Arbor Realty Trust, Inc (R)	3,471	52,343
Arch Capital Group, Ltd. (Bermuda) (NON)	4,817	330,783
Aspen Insurance Holdings, Ltd. (Bermuda)	6,129	161,683
Asta Funding, Inc.	5,655	78,774
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	3,756	57,842
Bank of America Corp. (SEG)	19,723	747,699
Banner Corp.	1,669	38,454
Barclays PLC (United Kingdom)	159,693	1,434,304
BNP Paribas SA (France)	10,567	1,065,483
Boston Properties, Inc. (R)	279	25,688
Calamos Asset Management, Inc. Class A	5,928	96,508
Capital Trust, Inc. Class A (R)	5,757	155,151
Cathay General Bancorp	2,160	44,777
CB Richard Ellis Group, Inc. Class A (NON)	7,595	164,356
CBL & Associates Properties (R)	1,669	39,272
Center Financial Corp.	2,546	23,067
Chubb Corp. (The)	10,281	508,704
Citigroup, Inc. (SEG)	18,106	387,831
City Bank	2,370	52,780
City Holding Co.	1,626	64,877
Comerica, Inc.	742	26,029
Commerce Group, Inc.	5,465	197,068
Commerzbank AG (Germany)	840	26,249
Corporacion Mapfre SA (Spain)	88,187	442,582
Corus Bankshares, Inc.	2,898	28,198
Credit Saison Co., Ltd. (Japan)	1,900	52,968
DBS Group Holdings, Ltd. (Singapore)	94,000	1,227,510
Deutsche Bank AG (Germany)	852	96,410
Diamond Lease Co., Ltd. (Japan)	8,400	292,298
Discover Financial Services	8,475	138,736
Entertainment Properties Trust (R)	3,908	192,782
FCStone Group, Inc. (NON)	1,634	45,262
FelCor Lodging Trust, Inc. (R)	5,928	71,314
First Industrial Realty Trust (R)	742	22,920
First Midwest Bancorp, Inc.	2,687	74,618
First Niagara Financial Group, Inc.	11,763	159,859
First Regional Bancorp (NON)	1,495	24,518
FirstFed Financial Corp. (NON)	2,055	55,793
FirstMerit Corp.	6,299	130,137
Frontier Financial Corp.	1,668	29,490
Goldman Sachs Group, Inc. (The)	4,338	717,462
Gramercy Capital Corp. (R)	8,166	170,914
Greenhill & Co., Inc.	1,264	87,924
Hancock Holding Co.	2,316	97,318
HBOS PLC (United Kingdom)	24,045	266,975
Immofinanz Immobilien Anlagen AG (Austria)	60,427	654,210
Imperial Capital Bancorp, Inc.	1,231	26,614
ING Groep NV (Netherlands)	13,512	505,820
Inland Real Estate Corp. (R)	3,660	55,669
Integra Bank Corp.	4,400	71,280
Interactive Brokers Group, Inc. Class A (NON)	4,066	104,374
Interactive Data Corp.	8,077	229,952
Intervest Bancshares Corp.	2,108	20,216
Investment Technology Group, Inc. (NON)	1,981	91,483
JER Investors Trust, Inc. (R)	5,694	48,285

Jones Lang LaSalle, Inc.	8,522	659,091
JPMorgan Chase & Co.	19,478	836,580
KBC Groupe SA (Belgium)	10,063	1,304,500
KeyCorp	8,151	178,914
Knight Capital Group, Inc. Class A (NON)	9,448	153,436
Lexington Corporate Properties Trust (R)	5,353	77,137
Loews Corp.	5,836	234,724
LTC Properties, Inc. (R)	4,827	124,102
Macquarie Bank, Ltd. (Australia)	1,350	65,132
Mastercard, Inc. Class A	2,965	661,165
Max Re Capital, Ltd. (Bermuda)	986	25,823
Medical Properties Trust, Inc. (R)	11,948	135,251
Morgan Stanley	11,022	503,705
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	151	29,522
Nara Bancorp, Inc.	3,718	48,297
National Health Investors, Inc. (R)	2,635	82,344
National Penn Bancshares, Inc.	2,535	46,112
National Retail Properties, Inc. (R)	6,752	148,882
Nationale A Portefeuille (Belgium)	3,537	269,336
Nationwide Financial Services, Inc. Class A	2,779	131,391
Nationwide Health Properties, Inc. (R)	2,316	78,165
Navigators Group, Inc. (NON)	2,071	112,662
Nordea AB (Sweden)	89,000	1,442,757
Northern Trust Corp.	1,112	73,915
Odyssey Re Holdings Corp.	7,410	272,318
Old Mutual PLC (United Kingdom)	186,452	408,495
Omega Healthcare Investors, Inc. (R)	10,126	175,787
optionsXpress Holdings, Inc. (S)	2,681	55,524
ORIX Corp. (Japan)	2,390	325,953
Pacific Capital Bancorp.	11,550	248,325
Philadelphia Consolidated Holding Corp. (NON)	8,983	289,253
Pico Holdings, Inc. (NON)	1,583	47,854
Platinum Underwriters Holdings, Ltd. (Bermuda)	372	12,075
PMI Group, Inc. (The)	4,076	23,722
Preferred Bank	1,669	27,856
Provident Bankshares Corp.	4,353	46,751
PS Business Parks, Inc. (R)	1,142	59,270
Radian Group, Inc.	1,390	9,132
Ramco-Gershenson Properties (R)	4,812	101,581
Realty Income Corp. (R)	1,020	26,132
Royal Bank of Scotland Group PLC (United Kingdom)	47,081	314,814
S&T Bancorp, Inc.	2,294	73,798
Safeco Corp.	14,727	646,221
Safety Insurance Group, Inc.	1,933	65,973
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	9,150	378,631
Saul Centers, Inc. (R)	1,495	75,109
SeaBright Insurance Holdings, Inc. (NON)	5,266	77,568
Security Capital Assurance, Ltd. (Bermuda)	649	337
Selective Insurance Group	2,370	56,596
Senior Housing Properties Trust (R)	4,809	113,973
Southwest Bancorp, Inc.	2,635	46,139
Sterling Bancshares, Inc.	8,429	83,784
Sterling Financial Corp.	4,632	72,306
Suffolk Bancorp	2,040	64,627
SVB Financial Group (NON)	2,965	129,393
SWS Group, Inc.	15,059	184,172
Tanger Factory Outlet Centers (R)	742	28,545
Travelers Cos., Inc. (The)	4,262	203,937
U.S. Bancorp	22,384	724,346
Umpqua Holdings Corp. (S)	3,798	58,907
United Bankshares, Inc.	1,390	37,044
United Community Banks, Inc. (S)	1,668	28,323
Universal Health Realty Income Trust (R)	2,021	67,299
Urstadt Biddle Properties, Inc. Class A (R)	4,389	69,039
Validus Holdings, Ltd. (Bermuda)	2,485	58,224
Virginia Commerce Bancorp. (NON)	1,605	18,425
W.R. Berkley Corp.	29,022	803,619
Wachovia Corp.	12,894	348,138
Wells Fargo & Co.	27,591	802,898
Westpac Banking Corp. (Australia)	26,047	565,044
Winthrop Realty Trust (R)	9,755	40,191
World Acceptance Corp. (NON)	2,589	82,460
Zenith National Insurance Corp.	5,391	193,321
Zurich Financial Services AG (Switzerland)	2,884	908,146
		32,047,683

Health Care (5.8%)
Aetna, Inc. (SEG)	18,154	764,102
Affymetrix, Inc. (NON) (S)	3,136	54,598
Albany Molecular Research, Inc. (NON)	3,332	40,450
Alfresa Holdings Corp. (Japan)	1,300	102,076
Align Technology, Inc. (NON)	556	6,177
Alliance Imaging, Inc. (NON)	9,607	82,620
Alnylam Pharmaceuticals, Inc. (NON)	464	11,322
Amedisys, Inc. (NON)	4,567	179,666
American Oriental Bioengineering, Inc. (China) (NON)	25,862	209,482
AMN Healthcare Services, Inc. (NON)	4,541	70,022
Applera Corp. - Applied Biosystems Group	835	27,438
Apria Healthcare Group, Inc. (NON)	3,072	60,672
AstraZeneca PLC (London Exchange) (United Kingdom)	36,703	1,371,006
Becton, Dickinson and Co.	3,798	326,058

Bio-Rad Laboratories, Inc. Class A (NON)	705	62,710
Biogen Idec, Inc. (NON)	1,390	85,749
Bristol-Myers Squibb Co.	10,916	232,511
Cepheid, Inc. (NON)	1,080	26,341
China Medical Technologies, Inc. ADR (China) (S)	6,805	279,617
Corvel Corp. (NON)	6,576	201,160
Coventry Health Care, Inc. (NON)	10,293	415,323
Cubist Pharmaceuticals, Inc. (NON)	1,205	22,196
Cutera, Inc. (NON)	5,002	67,377
Cynosure, Inc. Class A (NON)	5,743	122,326
Cypress Bioscience, Inc. (NON)	10,559	75,602
Daiichi Sankyo Co., Ltd. (Japan)	2,200	64,972
Eli Lilly Co.	7,595	391,826
Enzon Pharmaceuticals, Inc. (NON)	10,189	93,841
eResearch Technology, Inc. (NON)	7,706	95,709
Forest Laboratories, Inc. (NON)	7,873	314,999
Genoptix, Inc. (NON)	2,376	59,424
GlaxoSmithKline PLC (United Kingdom)	22,789	481,659
Haemonetics Corp. (NON)	3,195	190,358
Healthspring, Inc. (NON)	15,106	212,692
Hologic, Inc. (NON)	1,831	101,804
Humana, Inc. (NON)	13,059	585,827
Illumina, Inc. (NON)	1,961	148,840
Immucor, Inc. (NON)	2,227	47,524
InterMune, Inc. (NON) (S)	8,059	117,500
Invitrogen Corp. (NON)	911	77,863
Johnson & Johnson (SEG)	23,281	1,510,238
K-V Pharmceuticals Co. Class A (NON)	2,825	70,512
Kinetic Concepts, Inc. (NON)	1,582	73,136
LCA-Vision, Inc.	1,205	15,063
LifeCell Corp. (NON)	3,788	159,210
Magellan Health Services, Inc. (NON)	3,984	158,125
Martek Biosciences Corp. (NON)	14,999	458,519
McKesson Corp.	13,245	693,641
Medcath Corp. (NON)	5,465	99,463
Medicines Co. (NON)	3,428	69,246
Medicis Pharmaceutical Corp. Class A	2,687	52,907
Mediq, Inc. (NON)(F)	184	193
Mentor Corp.	6,666	171,450
Merck & Co., Inc.	34,500	1,309,275
Meridian Bioscience, Inc.	3,143	105,070
Millennium Pharmaceuticals, Inc. (NON)	20,191	312,153
Myriad Genetics, Inc. (NON)	1,724	69,460
Neurocrine Biosciences, Inc. (NON)	13,430	72,522
Novartis AG (Switzerland)	8,107	415,472
OraSure Technologies, Inc. (NON)	6,589	48,166
OSI Pharmaceuticals, Inc. (NON)	1,584	59,226
Pall Corp.	2,979	104,474
Par Pharmaceutical Cos., Inc. (NON)	6,669	115,974
Pfizer, Inc.	35,365	740,189
PharmaNet Development Group, Inc. (NON)	1,317	33,228
Quidel Corp. (NON)	8,353	134,149
Regeneron Pharmaceuticals, Inc. (NON)	2,761	52,984
Salix Pharmaceuticals, Ltd. (NON) (S)	3,809	23,921
Savient Pharmaceuticals, Inc. (NON)	4,464	89,280
Schering-Plough Corp.	42,233	608,578
Sciele Pharma, Inc. (NON)	5,838	113,841
Steris Corp.	4,310	115,637
Stewart Enterprises, Inc. Class A	3,891	24,980
Suzuken Co., Ltd. (Japan)	9,600	394,705
Taisho Pharmaceutical Co., Ltd. (Japan)	11,000	218,081
Techne Corp. (NON)	1,693	114,040
United Therapeutics Corp. (NON)	1,228	106,468
UnitedHealth Group, Inc.	10,288	353,496
Waters Corp. (NON)	6,484	361,159
WellCare Health Plans, Inc. (NON)	1,871	72,875
WellPoint, Inc. (NON)	4,875	215,134
West Pharmaceutical Services, Inc.	2,409	106,550
Wyeth	17,598	734,892
XenoPort, Inc. (NON)	1,946	78,755
Zoll Medical Corp. (NON)	7,447	198,016
		18,915,892

Technology (8.5%)
Accenture, Ltd. Class A (Bermuda)	649	22,825
Acme Packet, Inc. (NON)	6,174	49,330
Actuate Corp. (NON)	11,473	47,039
Advanced Analogic Technologies, Inc. (NON)	9,365	52,631
Advanced Energy Industries, Inc. (NON) (S)	11,251	149,188
ALPS Electric Co., Ltd. (Japan)	16,200	159,368
Analogic Corp.	372	24,753
Anixter International, Inc. (NON)	1,516	97,085
Ansoft Corp. (NON)	8,069	246,266
ANSYS, Inc. (NON)	8,135	280,820
Apple Computer, Inc. (NON)	3,150	452,025
Applied Materials, Inc.	10,189	198,787
Arris Group, Inc. (NON)	9,702	56,466
Atheros Communications (NON)	2,139	44,577
AuthenTec, Inc. (NON)	5,041	50,108
Autodesk, Inc. (NON) (SEG)	20,376	641,436
Avnet, Inc. (NON)	5,002	163,715

Badger Meter, Inc. (S)	1,283	55,426
Blackbaud, Inc.	4,541	110,255
Blackboard, Inc. (NON)	1,693	56,428
Blue Coat Systems, Inc. (NON)	11,633	256,391
BMC Software, Inc. (NON) (SEG)	33,343	1,084,314
Brocade Communications Systems, Inc. (NON)	19,450	141,985
BYD Co., Ltd. (China)	16,500	30,319
CACI International, Inc. Class A (NON)	1,226	55,844
Checkpoint Systems, Inc. (NON)	3,859	103,614
Chordiant Software, Inc. (NON)	16,589	100,032
Cisco Systems, Inc. (NON) (SEG)	72,712	1,751,632
CommScope, Inc. (NON)	2,546	88,677
Computer Sciences Corp. (NON)	4,817	196,485
Compuware Corp. (NON)	17,505	128,487
Comtech Group, Inc. (China) (NON)	3,242	34,981
Comtech Telecommunications Corp. (NON)	1,877	73,203
Credence Systems Corp. (NON)	40,473	68,804
CSG Systems International, Inc. (NON)	12,740	144,854
Cubic Corp.	1,668	47,421
Cybersource Corp. (NON)	9,068	132,483
eBay, Inc. (NON)	11,392	339,937
Electronic Data Systems Corp.	28,711	478,038
EMC Corp. (NON)	37,456	537,119
Emulex Corp. (NON)	8,333	135,328
Energy Conversion Devices, Inc. (NON)	4,872	145,673
EnerSys (NON)	2,554	61,092
F5 Networks, Inc. (NON)	2,809	51,040
Factset Research Systems, Inc.	2,016	108,602
FEI Co. (NON)	9,199	200,814
Fujitsu, Ltd. (Japan)	163,000	1,065,744
Global Sources, Ltd. (Bermuda) (NON) (S)	3,055	45,367
Greatbatch, Inc. (NON)	6,710	123,531
GS Yuasa Corp. (Japan)	21,000	59,597
Hewlett-Packard Co.	25,285	1,154,513
Hitachi, Ltd. (Japan)	84,000	497,834
Hutchinson Technology, Inc. (NON)	6,021	95,794
IBM Corp.	15,792	1,818,291
IHS, Inc. Class A (NON)	2,502	160,904
Immersion Corp. (NON)	927	6,591
Informatica Corp. (NON)	7,151	121,996
Intel Corp. (SEG)	55,739	1,180,552
Interwoven, Inc. (NON)	5,928	63,311
Intuit, Inc. (NON)	13,245	357,747
iRobot Corp. (NON)	3,240	55,436
Itron, Inc. (NON)	1,099	99,163
Jack Henry & Associates, Inc.	4,827	119,082
JDA Software Group, Inc. (NON)	12,563	229,275
Littelfuse, Inc. (NON)	4,632	161,981
LTX Corp. (NON)	26,767	84,048
Manhattan Associates, Inc. (NON)	2,801	64,227
MEMC Electronic Materials, Inc. (NON)	7,595	538,486
Methode Electronics, Inc. Class A	7,132	83,373
Micrel, Inc.	9,001	83,439
Microsoft Corp. (S)	78,983	2,241,538
MicroStrategy, Inc. (NON)	1,261	93,301
Mitsubishi Electric Corp. (Japan)	16,000	138,307
National Instruments Corp.	3,256	85,112
National Semiconductor Corp.	22,043	403,828
NetApp, Inc. (NON)	15,393	308,630
Nokia OYJ (Finland)	9,400	297,295
Novellus Systems, Inc. (NON)	7,873	165,727
NTT Data Corp. (Japan)	82	358,524
Nuance Communications, Inc. (NON)	4,794	83,464
NVIDIA Corp. (NON)	5,373	106,332
Oce NV (Netherlands)	14,510	246,859
Olympus Corp. (Japan)	13,000	393,702
Omnicell, Inc. (NON)	2,502	50,290
Oracle Corp. (NON)	42,442	830,166
Packeteer, Inc. (NON)	4,502	23,590
Palm, Inc. (S)	1,760	8,800
Parametric Technology Corp. (NON)	10,016	160,056
Park Electrochemical Corp.	1,495	38,646
Photronics, Inc. (NON)	16,208	154,786
Plantronics, Inc.	2,490	48,082
Polycom, Inc. (NON)	10,477	236,152
Progress Software Corp. (NON)	3,534	105,737
PROS Holdings, Inc. (NON)	4,257	53,425
Qualcomm, Inc.	8,105	332,305
Radiant Systems, Inc. (NON)	4,255	59,442
Roth & Rau AG (Germany) (NON)	86	17,908
Saft Groupe SA (France) (NON)	679	26,779
SAIC, Inc. (NON)	5,188	96,445
Sanyo Electric Co., Ltd. (Japan) (NON)	42,000	88,448
Silicon Storage Technology, Inc. (NON)	12,689	33,245
Solarworld AG (Germany)	824	39,234
SonicWall, Inc. (NON)	40,663	332,217
SPSS, Inc. (NON)	6,956	269,754
Sybase, Inc. (NON) (S)	14,544	382,507
Sykes Enterprises, Inc. (NON)	6,581	115,760
Techwell, Inc. (NON)	5,937	64,357
Texas Instruments, Inc.	2,594	73,332

TIBCO Software, Inc. (NON)	5,650	40,341
Trizetto Group (NON)	11,243	187,646
TTM Technologies, Inc. (NON)	12,112	137,108
Ultra Clean Holdings, Inc. (NON)	3,390	33,222
Ultralife Batteries, Inc. (NON)	1,446	17,077
United Online, Inc.	7,019	74,121
Varian Semiconductor Equipment (NON)	2,316	65,195
Varian, Inc. (NON)	5,095	295,102
Veeco Instruments, Inc. (NON)	10,555	175,530
Vignette Corp. (NON)	5,128	67,741
Watts Water Technologies, Inc. Class A	2,309	64,721
Websense, Inc. (NON)	7,410	138,938
Xilinx, Inc.	3,057	72,604
Yucheng Technologies, Ltd. (China) (NON)	4,577	75,749
		27,735,156

Transportation (1.2%)
Accuride Corp. (NON)	8,522	69,710
Alaska Air Group, Inc. (NON)	556	10,909
British Airways PLC (United Kingdom) (NON)	193,535	898,868
Central Japan Railway Co. (Japan)	64	661,051
Continental Airlines, Inc. Class B (NON) (S)	17,320	333,064
Double Hull Tankers, Inc. (Jersey) (S)	6,963	73,877
ExpressJet Holdings, Inc. (NON)	27,971	73,564
Horizon Lines, Inc. Class A	2,672	49,726
National Express Group PLC (United Kingdom)	6,467	128,862
Neptune Orient Lines, Ltd. (Singapore)	86,000	202,771
Northwest Airlines Corp. (NON)	2,840	25,532
Overseas Shipholding Group	7,979	558,849
Republic Airways Holdings, Inc. (NON)	10,559	228,708
SkyWest, Inc.	11,300	238,656
UAL Corp. (S)	15,468	333,026
		3,887,173

Utilities & Power (2.9%)
A2A SpA (Italy)	141,000	517,930
Alliant Energy Corp.	6,392	223,784
American States Water Co.	1,535	55,260
Aqua America, Inc.	4,737	88,961
BKW FMB Energie AG (Switzerland)	374	47,710
Black Hills Corp.	649	23,221
California Water Service Group	1,558	59,438
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil) (NON)	2,637	116,898
Cleco Corp.	2,536	56,248
Consolidated Water Co., Inc. (Cayman Islands)	1,495	32,935
Constellation Energy Group, Inc.	3,520	310,710
EDF Energies Nouvelles SA (France)	1,267	77,564
Edison International	18,297	896,919
Enel SpA (Italy)	26,267	278,575
Energen Corp.	14,689	915,125
Energias de Portugal (EDP) SA (Portugal)	27,149	164,531
FirstEnergy Corp.	4,076	279,695
Huaneng Power International, Inc. (China)	56,000	42,528
International Power PLC (United Kingdom)	21,893	172,761
Mirant Corp. (NON)	1,020	37,118
National Grid PLC (United Kingdom)	7,430	101,868
Northwest Natural Gas Co.	5,261	228,538
Northwestern Corp.	2,580	62,875
OGE Energy Corp.	2,502	77,987
Ormat Technologies, Inc.	4,093	176,040
Osaka Gas Co., Ltd. (Japan)	93,000	371,179
PG&E Corp.	24,729	910,522
Portland General Electric Co.	9,022	203,446
Public Power Corp. SA (Greece)	25,800	1,127,876
Public Service Enterprise Group, Inc.	1,297	52,126
Questar Corp.	9,818	555,306
SJW Corp.	1,688	48,260
Southwest Water Co.	2,270	25,129
Suez SA (France)	3,866	253,632
Terna SPA (Italy)	70,583	301,043
Tokyo Electric Power Co. (Japan)	12,500	334,060
TransAlta Corp. (Canada)	503	15,622
Vector, Ltd. (New Zealand)	28,334	38,286
Veolia Environnement (France)	2,782	193,887
Westar Energy, Inc.	1,668	37,980
WGL Holdings, Inc.	2,502	80,214
		9,593,787

Total common stocks (cost $187,926,144)		$196,288,804

U. S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (51.3%)(a)
	Principal
	amount	Value

U. S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037	$4,546,984	$4,738,632
5 1/2s, TBA, May 1, 2038	1,000,000	1,016,250

5 1/2s, TBA, April 1, 2038	1,000,000	1,018,984
		6,773,866

U.S. Government Agency Mortgage Obligations (49.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021	420,780	433,666
5 1/2s, November 1, 2036	70,140	70,883
5 1/2s, with due dates from October 1, 2019 to
April 1, 2020	445,361	456,442
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from February 1, 2024 to
October 1, 2028	140,342	149,619
6 1/2s, November 1, 2037	562,795	583,614
6 1/2s, TBA, May 1, 2038	2,000,000	2,067,188
6 1/2s, TBA, April 1, 2038	2,000,000	2,071,094
6s, July 1, 2021	43,712	45,085
6s, TBA, April 1, 2038	1,000,000	1,024,141
5 1/2s, with due dates from March 1, 2037 to
December 1, 2037	1,066,464	1,077,546
5 1/2s, with due dates from May 1, 2022 to
September 1, 2022	1,066,466	1,090,004
5 1/2s, TBA, May 1, 2038	51,000,000	51,366,563
5 1/2s, TBA, April 1, 2038	96,000,000	96,892,502
5s, January 1, 2021	41,217	41,817
5s, TBA, April 1, 2038	2,000,000	1,979,062
4 1/2s, with due dates from September 1, 2035 to
October 1, 2035	884,140	854,231
		160,203,457

Total U.S. government and agency mortgage obligations (cost $165,665,522)		$166,977,323

U.S. TREASURY OBLIGATIONS (--%)(a) (cost $20,078)
	Principal
	amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$21,823

COLLATERALIZED MORTGAGE OBLIGATIONS (14.1%)(a)
	Principal
	amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.953s, 2035	$229,061	$211,882
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.099s, 2036	25,000	1,452
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	45,438	47,465
Ser. 96-D3, Class A1C, 7.4s, 2026	49,662	50,950
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.659s, 2049	98,000	97,272
Ser. 07-2, Class A2, 5.634s, 2049	71,000	69,748
Ser. 06-4, Class A4, 5.634s, 2046	150,000	144,871
Ser. 06-4, Class A2, 5.522s, 2046	471,000	475,734
Ser. 04-3, Class A5, 5.316s, 2039	190,000	183,082
Ser. 05-6, Class A2, 5.165s, 2047	36,000	35,957
Ser. 07-5, Class XW, Interest Only (IO), 0.608s, 2051	2,885,747	74,614
Ser. 07-1, Class XW, IO, 0.291s, 2049	1,681,745	29,357
Ser. 06-1, Class XC, IO, 0.052s, 2045	2,623,629	15,142
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.178s, 2035	881,795	14,157
Ser. 04-4, Class XC, IO, 0.151s, 2042	1,947,826	26,745
Ser. 04-5, Class XC, IO, 0.13s, 2041	3,119,126	38,851
Ser. 06-4, Class XC, IO, 0.07s, 2046	3,013,531	37,368
Ser. 06-5, Class XC, IO, 0.063s, 2016	5,942,323	73,367
Ser. 05-4, Class XC, IO, 0.062s, 2045	3,797,984	23,060
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.818s, 2022	95,000	78,850
FRB Ser. 05-MIB1, Class J, 3.868s, 2022	102,000	85,680
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.745s, 2033	35,097	33,167
Ser. 04-D, Class 2A, IO, 0.316s, 2034	555,477	513
Ser. 05-E, Class 2, IO, 0.304s, 2035	1,472,557	4,791
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	105,631	107,361
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.899s, 2035	54,304	48,874
Ser. 04-2, IO, 1.72s, 2034	269,217	15,292
Ser. 05-3A, IO, 1.6s, 2035	395,256	27,237
Ser. 05-1A, IO, 1.6s, 2035	241,936	15,000
Ser. 04-3, IO, 1.6s, 2035	168,194	9,419
Ser. 07-2A, IO, 1.3s, 2037	900,699	106,373
Ser. 07-1, Class S, IO, 1.211s, 2037	1,489,843	161,797
Ser. 06-4A, IO, 1.14s, 2036	110,986	12,546
Ser. 06-2A, IO, 0.879s, 2036	134,902	11,052
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
6.865s, 2034	7,885	6,978
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050	1,167,000	1,091,985

Ser. 04-PR3I, Class X1, IO, 0.068s, 2041	693,327	11,543
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.69s, 2038	1,568,409	62,868
Ser. 06-PW14, Class X1, IO, 0.08s, 2038	1,687,680	24,760
Ser. 07-PW18, Class X1, IO, 0.06s, 2050	712,517	6,096
Ser. 07-PW15, Class X1, IO, 0.041s, 2044	4,917,325	50,470
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	5,911,370	21,407
Ser. 07-PW16, Class X, IO, 0.021s, 2040	14,374,175	13,476
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	26,916	27,878
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	208,753
Ser. 98-1, Class G, 6.56s, 2030	56,000	54,894
Ser. 98-1, Class H, 6.34s, 2030	85,000	80,082
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.104s, 2043	5,300,287	47,620
Ser. 06-C5, Class XC, IO, 0.06s, 2049	5,911,687	64,659
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 4.051s, 2037	320,770	25,609
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	62,000	61,150
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.377s, 2049	1,715,341	37,255
Ser. 06-CD2, Class X, IO, 0.086s, 2046	3,707,137	15,845
Ser. 07-CD4, Class XC, IO, 0.04s, 2049	5,737,106	45,718
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	100,000	98,102
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.571s, 2017	576,334	22,648
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	100,483
Ser. 98-C2, Class F, 5.44s, 2030	435,000	405,969
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.221s, 2017	126,000	117,182
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	38,383
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	29,962
FRB Ser. 01-J2A, Class A2F, 3.318s, 2034	74,000	64,380
Ser. 05-LP5, Class XC, IO, 0.208s, 2043	2,799,169	22,297
Ser. 05-C6, Class XC, IO, 0.059s, 2044	5,624,834	30,832
Ser. 06-C8, Class XS, IO, 0.055s, 2046	5,383,003	52,767
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 5.001s, 2034	7,528	424
Ser. 05-24, Class 1AX, IO, 1.231s, 2035	819,393	14,172
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 3.657s, 2035	397,351	9,141
Ser. 05-2, Class 2X, IO, 1.16s, 2035	422,246	9,383
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 2.89s, 2035	468,360	38,444
IFB Ser. 05-R2, Class 1AS, IO, 2.525s, 2035	270,896	17,595
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	349,000	350,507
Ser. 06-C5, Class AX, IO, 0.093s, 2039	3,425,961	48,347
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	8,032,672	70,856
Ser. 06-C4, Class AX, IO, 0.09s, 2039	4,636,907	61,299
Ser. 07-C1, Class AX, IO, 0.051s, 2040	6,222,172	55,290
Ser. 06-C3, Class AX, IO, 0.022s, 2038	9,919,817	3,968
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	133,000	126,326
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	64,635
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	211,510
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 3.768s, 2016	50,000	45,500
FRB Ser. 05-TF2A, Class J, 3.718s, 2020	31,319	27,248
FRB Ser. 04-TF2A, Class H, 3.518s, 2019	50,000	46,000
Ser. 01-CK1, Class AY, IO, 0.773s, 2035	3,101,585	44,585
Ser. 03-C3, Class AX, IO, 0.566s, 2038	3,466,851	126,238
Ser. 02-CP3, Class AX, IO, 0.344s, 2035	800,270	28,077
Ser. 04-C4, Class AX, IO, 0.256s, 2039	765,581	15,194
Ser. 05-C2, Class AX, IO, 0 1/8s, 2037	3,772,705	49,222
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.251s, 2031	492,923	16,097
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	103,643	106,970
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	100,533
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	127,699
Fannie Mae
IFB Ser. 07-75, Class JS, 31.57s, 2037	181,571	263,654
IFB Ser. 07-75, Class CS, 27.309s, 2037	95,915	142,378
IFB Ser. 06-76, Class QB, 24.008s, 2036	90,534	125,848
IFB Ser. 06-48, Class TQ, 24.008s, 2036	127,755	169,656
IFB Ser. 06-63, Class SP, 23.708s, 2036	98,365	134,849
IFB Ser. 07-W7, Class 1A4, 23.588s, 2037	100,275	135,325
IFB Ser. 07-81, Class SC, 22.208s, 2037	115,085	149,093
IFB Ser. 07-1, Class NK, 21.457s, 2037	281,371	375,196
IFB Ser. 06-104, Class GS, 21.145s, 2036	84,339	111,753
IFB Ser. 06-104, Class ES, 20.456s, 2036	105,220	137,701
IFB Ser. 05-37, Class SU, 18.805s, 2035	123,430	156,685
IFB Ser. 06-49, Class SE, 18.605s, 2036	145,344	181,665
IFB Ser. 06-60, Class AK, 18.405s, 2036	89,094	111,931

IFB Ser. 06-104, Class CS, 18.006s, 2036	121,123	148,703
IFB Ser. 07-30, Class FS, 17.791s, 2037	281,767	344,636
IFB Ser. 07-96, Class AS, 17.156s, 2037	163,797	196,324
IFB Ser. 05-25, Class PS, 16.726s, 2035	79,194	98,476
IFB Ser. 06-115, Class ES, 16.165s, 2036	116,290	145,044
IFB Ser. 06-8, Class PK, 16.005s, 2036	128,348	152,889
IFB Ser. 05-57, Class CD, 15.38s, 2035	72,604	86,586
IFB Ser. 05-74, Class CP, 15.221s, 2035	72,845	88,815
IFB Ser. 05-115, Class NQ, 15.192s, 2036	67,507	79,120
IFB Ser. 06-27, Class SP, 15.038s, 2036	103,000	124,828
IFB Ser. 06-8, Class HP, 15.038s, 2036	108,205	131,544
IFB Ser. 06-8, Class WK, 15.038s, 2036	182,515	219,996
IFB Ser. 05-106, Class US, 15.038s, 2035	157,541	192,127
IFB Ser. 05-99, Class SA, 15.038s, 2035	77,413	91,690
IFB Ser. 05-45, Class DA, 14.891s, 2035	174,295	210,491
IFB Ser. 05-74, Class DM, 14.855s, 2035	152,060	182,622
IFB Ser. 05-45, Class DC, 14.781s, 2035	72,623	87,397
IFB Ser. 05-57, Class DC, 13.329s, 2034	93,626	108,894
IFB Ser. 06-62, Class NS, 12.092s, 2036	55,892	57,779
IFB Ser. 05-74, Class SK, 12.983s, 2035	121,651	141,423
IFB Ser. 05-74, Class CS, 12.873s, 2035	74,302	86,100
IFB Ser. 05-45, Class PC, 12.454s, 2034	68,590	78,628
IFB Ser. 05-72, Class SB, 10.378s, 2035	124,319	134,197
Ser. 03-W6, Class PT1, 10.074s, 2042	26,415	30,575
Ser. 02-T12, Class A4, 9 1/2s, 2042	9,220	10,163
Ser. 02-T4, Class A4, 9 1/2s, 2041	33,410	37,438
Ser. 02-T6, Class A3, 9 1/2s, 2041	18,370	20,392
Ser. 04-T3, Class PT1, 8.984s, 2044	45,616	50,987
Ser. 02-26, Class A2, 7 1/2s, 2048	63,568	69,510
Ser. 04-W2, Class 5A, 7 1/2s, 2044	6,349	6,984
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,814	3,094
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	36,148	39,744
Ser. 03-W1, Class 2A, 7 1/2s, 2042	159,657	174,426
Ser. 02-T12, Class A3, 7 1/2s, 2042	22,198	24,182
Ser. 02-14, Class A2, 7 1/2s, 2042	126,222	137,421
Ser. 01-T10, Class A2, 7 1/2s, 2041	13,027	14,163
Ser. 02-T4, Class A3, 7 1/2s, 2041	84,442	91,796
Ser. 01-T12, Class A2, 7 1/2s, 2041	28,606	31,078
Ser. 01-T3, Class A1, 7 1/2s, 2040	7,055	7,656
Ser. 01-T1, Class A1, 7 1/2s, 2040	20,694	22,511
Ser. 99-T2, Class A1, 7 1/2s, 2039	4,065	4,514
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	36,929	39,840
Ser. 02-T1, Class A3, 7 1/2s, 2031	41,798	45,590
Ser. 01-T5, Class A3, 7 1/2s, 2030	9,634	10,484
Ser. 01-T4, Class A1, 7 1/2s, 2028	10,569	11,636
Ser. 02-26, Class A1, 7s, 2048	52,494	56,712
Ser. 04-T3, Class 1A3, 7s, 2044	48,040	52,170
Ser. 04-W2, Class 2A2, 7s, 2044	3,811	4,138
Ser. 03-W3, Class 1A2, 7s, 2042	48,899	52,933
Ser. 02-T16, Class A2, 7s, 2042	49,416	53,548
Ser. 02-14, Class A1, 7s, 2042	17,504	18,858
Ser. 02-T4, Class A2, 7s, 2041	13,937	15,001
Ser. 01-W3, Class A, 7s, 2041	16,485	17,818
Ser. 05-W4, Class 1A3, 7s, 2035	28,176	30,144
Ser. 04-W1, Class 2A2, 7s, 2033	221,036	239,896
Ser. 381, Class 14, IO, 6 1/2s, 2037	112,506	18,607
Ser. 371, Class 2, IO, 6 1/2s, 2036	861,971	176,498
Ser. 363, Class 2, IO, 5 1/2s, 2035	225,027	49,177
IFB Ser. 07-W6, Class 6A2, IO, 5.201s, 2037	131,571	17,268
IFB Ser. 06-90, Class SE, IO, 5.201s, 2036	98,676	14,261
IFB Ser. 04-51, Class XP, IO, 5.101s, 2034	44,246	4,914
IFB Ser. 03-66, Class SA, IO, 5.051s, 2033	129,774	16,186
IFB Ser. 07-W6, Class 5A2, IO, 4.691s, 2037	174,090	22,244
IFB Ser. 07-W4, Class 4A2, IO, 4.681s, 2037	729,813	87,647
IFB Ser. 07-W2, Class 3A2, IO, 4.681s, 2037	230,150	28,265
IFB Ser. 06-115, Class BI, IO, 4.661s, 2036	201,505	18,533
IFB Ser. 05-113, Class DI, IO, 4.631s, 2036	395,636	40,908
IFB Ser. 05-52, Class DC, IO, 4.601s, 2035	106,251	12,194
IFB Ser. 07-60, Class AX, IO, 4.551s, 2037	716,832	81,531
IFB Ser. 06-60, Class SI, IO, 4.551s, 2036	223,210	27,151
IFB Ser. 06-60, Class UI, IO, 4.551s, 2036	90,896	11,588
IFB Ser. 04-24, Class CS, IO, 4.551s, 2034	179,278	19,894
IFB Ser. 07-W7, Class 3A2, IO, 4.531s, 2037	285,484	33,054
IFB Ser. 03-122, Class SA, IO, 4.501s, 2028	233,507	19,492
IFB Ser. 03-122, Class SJ, IO, 4.501s, 2028	245,768	20,755
IFB Ser. 06-60, Class DI, IO, 4.471s, 2035	90,353	8,763
IFB Ser. 04-60, Class SW, IO, 4.451s, 2034	333,227	41,331
IFB Ser. 05-65, Class KI, IO, 4.401s, 2035	866,506	93,102
IFB Ser. 08-01, Class GI, IO, 4.361s, 2037	902,687	105,031
IFB Ser. 07-23, Class SI, IO, 4.171s, 2037	135,160	13,035
IFB Ser. 07-54, Class CI, IO, 4.161s, 2037	150,529	16,133
IFB Ser. 07-39, Class JI, IO, 4.161s, 2037	382,728	34,025
IFB Ser. 07-39, Class PI, IO, 4.161s, 2037	142,174	14,119
IFB Ser. 07-30, Class WI, IO, 4.161s, 2037	1,330,215	127,508
IFB Ser. 07-28, Class SE, IO, 4.151s, 2037	179,220	18,693
IFB Ser. 06-128, Class SH, IO, 4.151s, 2037	146,629	13,260
IFB Ser. 06-56, Class SM, IO, 4.151s, 2036	502,960	52,715
IFB Ser. 06-12, Class SD, IO, 4.151s, 2035	494,594	61,124
IFB Ser. 05-73, Class SI, IO, 4.151s, 2035	73,511	7,115
IFB Ser. 05-12, Class SC, IO, 4.151s, 2035	175,016	16,581
IFB Ser. 05-17, Class ES, IO, 4.151s, 2035	148,602	16,365

IFB Ser. 05-17, Class SY, IO, 4.151s, 2035	69,908	8,601
IFB Ser. 07-30, Class IE, IO, 4.141s, 2037	415,628	53,455
IFB Ser. 06-123, Class CI, IO, 4.141s, 2037	397,293	40,723
IFB Ser. 06-123, Class UI, IO, 4.141s, 2037	152,181	15,565
IFB Ser. 05-82, Class SY, IO, 4.131s, 2035	296,220	29,732
IFB Ser. 05-45, Class EW, IO, 4.121s, 2035	598,541	52,532
IFB Ser. 05-45, Class SR, IO, 4.121s, 2035	405,424	40,487
IFB Ser. 07-15, Class BI, IO, 4.101s, 2037	251,039	25,766
IFB Ser. 06-16, Class SM, IO, 4.101s, 2036	137,057	15,823
IFB Ser. 05-95, Class CI, IO, 4.101s, 2035	170,203	19,628
IFB Ser. 05-84, Class SG, IO, 4.101s, 2035	281,045	30,720
IFB Ser. 05-57, Class NI, IO, 4.101s, 2035	78,159	8,459
IFB Ser. 05-54, Class SA, IO, 4.101s, 2035	284,860	24,250
IFB Ser. 05-23, Class SG, IO, 4.101s, 2035	223,779	22,607
IFB Ser. 05-104, Class NI, IO, 4.101s, 2035	197,207	21,785
IFB Ser. 05-17, Class SA, IO, 4.101s, 2035	193,909	19,814
IFB Ser. 05-17, Class SE, IO, 4.101s, 2035	209,787	21,140
IFB Ser. 05-57, Class DI, IO, 4.101s, 2035	448,321	43,451
IFB Ser. 06-128, Class GS, IO, 4.081s, 2037	168,196	17,589
IFB Ser. 05-83, Class SL, IO, 4.071s, 2035	488,857	47,910
Ser. 06-116, Class ES, IO, 4.051s, 2036	86,893	7,729
IFB Ser. 06-114, Class IS, IO, 4.051s, 2036	178,914	16,768
IFB Ser. 06-115, Class GI, IO, 4.041s, 2036	166,127	17,958
IFB Ser. 06-115, Class IE, IO, 4.041s, 2036	135,075	15,085
IFB Ser. 06-117, Class SA, IO, 4.041s, 2036	203,392	18,927
IFB Ser. 06-121, Class SD, IO, 4.041s, 2036	390,714	36,907
IFB Ser. 06-109, Class SG, IO, 4.031s, 2036	272,972	25,907
IFB Ser. 06-104, Class SY, IO, 4.021s, 2036	90,628	8,237
IFB Ser. 06-109, Class SH, IO, 4.021s, 2036	202,929	23,588
Ser. 06-104, Class SG, IO, 4.001s, 2036	183,655	15,389
IFB Ser. 07-W6, Class 4A2, IO, 4.001s, 2037	704,003	74,026
IFB Ser. 06-128, Class SC, IO, 4.001s, 2037	635,665	61,767
IFB Ser. 06-43, Class SI, IO, 4.001s, 2036	399,769	36,897
IFB Ser. 06-44, Class IS, IO, 4.001s, 2036	191,777	17,807
IFB Ser. 06-8, Class JH, IO, 4.001s, 2036	615,904	66,831
IFB Ser. 05-122, Class SG, IO, 4.001s, 2035	138,318	15,244
IFB Ser. 06-92, Class JI, IO, 3.981s, 2036	99,182	10,144
IFB Ser. 06-92, Class LI, IO, 3.981s, 2036	197,063	19,249
IFB Ser. 06-96, Class ES, IO, 3.981s, 2036	254,697	23,745
IFB Ser. 06-99, Class AS, IO, 3.981s, 2036	116,881	11,842
IFB Ser. 06-85, Class TS, IO, 3.961s, 2036	207,623	18,600
IFB Ser. 06-61, Class SE, IO, 3.951s, 2036	231,623	19,232
IFB Ser. 07-75, Class PI, IO, 3.941s, 2037	217,003	20,278
IFB Ser. 07-76, Class SA, IO, 3.941s, 2037	203,769	12,459
IFB Ser. 07-W7, Class 2A2, IO, 3.931s, 2037	529,456	54,356
IFB Ser. 07-88, Class MI, IO, 3.921s, 2037	88,905	8,026
Ser. 06-94, Class NI, IO, 3.901s, 2036	89,696	7,690
IFB Ser. 07-116, Class IA, IO, 3.901s, 2037	755,413	73,902
IFB Ser. 07-103, Class AI, IO, 3.901s, 2037	940,945	95,502
IFB Ser. 07-1, Class NI, IO, 3.901s, 2037	438,062	44,051
IFB Ser. 07-15, Class NI, IO, 3.901s, 2022	250,395	21,233
IFB Ser. 08-3, Class SC, IO, 3.851s, 2038	99,148	10,201
IFB Ser. 07-109, Class XI, IO, 3.851s, 2037	98,385	10,033
IFB Ser. 07-109, Class YI, IO, 3.851s, 2037	212,993	19,104
IFB Ser. 07-W8, Class 2A2, IO, 3.851s, 2037	365,085	37,772
IFB Ser. 07-54, Class KI, IO, 3.841s, 2037	111,121	10,108
IFB Ser. 07-30, Class JS, IO, 3.841s, 2037	356,666	34,726
IFB Ser. 07-30, Class LI, IO, 3.841s, 2037	625,398	61,661
IFB Ser. 07-W2, Class 1A2, IO, 3.831s, 2037	150,133	14,665
IFB Ser. 07-106, Class SN, IO, 3.811s, 2037	226,742	19,592
IFB Ser. 07-54, Class IA, IO, 3.811s, 2037	188,857	18,426
IFB Ser. 07-54, Class IB, IO, 3.811s, 2037	188,857	18,426
IFB Ser. 07-54, Class IC, IO, 3.811s, 2037	188,857	18,426
IFB Ser. 07-54, Class ID, IO, 3.811s, 2037	188,857	18,426
IFB Ser. 07-54, Class IE, IO, 3.811s, 2037	188,857	18,426
IFB Ser. 07-54, Class IF, IO, 3.811s, 2037	280,061	27,325
IFB Ser. 07-54, Class NI, IO, 3.811s, 2037	156,534	15,294
IFB Ser. 07-54, Class UI, IO, 3.811s, 2037	228,667	25,049
IFB Ser. 07-109, Class AI, IO, 3.801s, 2037	1,062,190	103,501
IFB Ser. 07-91, Class AS, IO, 3.801s, 2037	144,200	13,210
IFB Ser. 07-91, Class HS, IO, 3.801s, 2037	154,531	13,920
IFB Ser. 07-15, Class CI, IO, 3.781s, 2037	727,198	70,098
IFB Ser. 06-123, Class BI, IO, 3.781s, 2037	958,684	89,200
IFB Ser. 06-115, Class JI, IO, 3.781s, 2036	536,553	51,486
IFB Ser. 07-109, Class PI, IO, 3.751s, 2037	213,835	20,340
IFB Ser. 06-123, Class LI, IO, 3.721s, 2037	354,109	32,328
IFB Ser. 08-1, Class NI, IO, 3.651s, 2037	404,922	33,336
IFB Ser. 07-116, Class BI, IO, 3.651s, 2037	700,300	62,063
IFB Ser. 08-01, Class AI, IO, 3.651s, 2037	1,084,869	101,143
IFB Ser. 08-1, Class HI, IO, 3.601s, 2037	512,283	46,054
IFB Ser. 07-39, Class AI, IO, 3.521s, 2037	334,058	27,603
IFB Ser. 07-32, Class SD, IO, 3.511s, 2037	224,091	19,118
IFB Ser. 07-30, Class UI, IO, 3.501s, 2037	183,906	16,549
IFB Ser. 07-32, Class SC, IO, 3.501s, 2037	297,282	25,374
IFB Ser. 07-1, Class CI, IO, 3.501s, 2037	214,013	18,686
IFB Ser. 05-74, Class SE, IO, 3.501s, 2035	974,637	76,045
IFB Ser. 05-82, Class SI, IO, 3.501s, 2035	568,593	44,442
IFB Ser. 05-14, Class SE, IO, 3.451s, 2035	179,125	13,426
IFB Ser. 05-58, Class IK, IO, 3.401s, 2035	198,048	19,604
IFB Ser. 08-1, Class BI, IO, 3.311s, 2038	707,584	45,751
IFB Ser. 07-75, Class ID, IO, 3.271s, 2037	187,035	15,638

IFB Ser. 08-33, Class SA, IO, 2.942s, 2038	115,000	9,295
Ser. 03-W12, Class 2, IO, 2.221s, 2043	472,920	26,012
Ser. 03-W10, Class 3, IO, 1.93s, 2043	284,690	13,591
Ser. 03-W10, Class 1, IO, 1.925s, 2043	1,007,105	47,470
Ser. 03-W8, Class 12, IO, 1.636s, 2042	987,300	41,333
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	352,498	12,456
Ser. 03-T2, Class 2, IO, 0.815s, 2042	1,352,610	32,018
Ser. 03-W6, Class 51, IO, 0.681s, 2042	329,712	5,974
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	717,738	54,238
Ser. 01-T12, Class IO, 0.565s, 2041	293,767	3,935
Ser. 03-W2, Class 1, IO, 0.469s, 2042	2,362,234	29,665
Ser. 01-50, Class B1, IO, 0.451s, 2041	514,381	4,935
Ser. 02-T4, IO, 0.45s, 2041	1,591,557	17,082
Ser. 02-T1, Class IO, IO, 0.424s, 2031	331,601	3,584
Ser. 03-W6, Class 3, IO, 0.366s, 2042	452,254	4,183
Ser. 03-W6, Class 23, IO, 0.351s, 2042	479,610	5,029
Ser. 01-79, Class BI, IO, 0.333s, 2045	1,177,393	9,696
Ser. 08-33, Principal Only (PO), zero %, 2038	100,000	74,074
Ser. 07-64, Class LO, PO, zero %, 2037	134,910	117,918
Ser. 372, Class 1, PO, zero %, 2036	921,157	767,205
Ser. 06-46, Class OC, PO, zero %, 2036	110,503	88,107
Ser. 06-16, Class OG, PO, zero %, 2036	79,172	59,546
Ser. 04-38, Class AO, PO, zero %, 2034	210,972	157,979
Ser. 04-61, Class CO, PO, zero %, 2031	134,076	118,589
Ser. 07-31, Class TS, IO, zero %, 2009	520,707	15,351
Ser. 07-15, Class IM, IO, zero %, 2009	205,348	5,162
Ser. 07-16, Class TS, IO, zero %, 2009	835,943	22,999
FRB Ser. 06-115, Class SN, zero %, 2036	91,733	92,108
FRB Ser. 05-65, Class ER, zero %, 2035	119,250	111,965
FRB Ser. 05-57, Class UL, zero %, 2035	110,385	105,281
FRB Ser. 05-65, Class CU, zero %, 2034	55,241	60,508
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	9,424	10,527
Ser. T-58, Class 4A, 7 1/2s, 2043	31,470	34,487
Ser. T-51, Class 2A, 7 1/2s, 2042	62,599	68,231
Ser. T-42, Class A5, 7 1/2s, 2042	22,425	24,082
Ser. T-60, Class 1A2, 7s, 2044	163,397	177,256
Ser. T-41, Class 2A, 7s, 2032	4,641	4,994
IFB Ser. T-56, Class 2ASI, IO, 5.501s, 2043	113,253	15,077
Ser. T-56, Class A, IO, 0.524s, 2043	364,747	4,830
Ser. T-56, Class 3, IO, 0.373s, 2043	384,651	242
Ser. T-56, Class 1, IO, 0.272s, 2043	491,707	3,865
Ser. T-56, Class 2, IO, 0.049s, 2043	447,410	1,274
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	78,850	90,537
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.749s, 2035	156,560	122,899
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.682s, 2033	1,461,564	53,112
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	142,716
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	33,824
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	165,000	156,479
Freddie Mac
IFB Ser. 3202, Class HM, 19.162s, 2036	82,545	107,574
IFB Ser. 3182, Class PS, 17.33s, 2032	101,943	132,665
IFB Ser. 3081, Class DC, 16.481s, 2035	78,578	96,589
IFB Ser. 3360, Class SC, 14.879s, 2037	149,459	173,016
IFB Ser. 3408, Class EK, 14.456s, 2037	387,413	447,413
IFB Ser. 2976, Class KL, 14.052s, 2035	115,379	137,151
IFB Ser. 2990, Class DP, 13.943s, 2034	98,353	114,072
IFB Ser. 3149, Class SU, 11.914s, 2036	82,530	90,697
IFB Ser. 3065, Class DC, 11.408s, 2035	101,211	112,132
IFB Ser. 2990, Class WP, 9.759s, 2035	69,908	76,047
IFB Ser. 2990, Class LB, 9.744s, 2034	121,873	129,093
IFB Ser. 2927, Class SI, IO, 5.683s, 2035	166,188	24,628
IFB Ser. 2828, Class GI, IO, 4.683s, 2034	181,532	24,113
IFB Ser. 3184, Class SP, IO, 4.533s, 2033	236,679	26,220
IFB Ser. 2869, Class SH, IO, 4.483s, 2034	91,183	8,300
IFB Ser. 2869, Class JS, IO, 4.433s, 2034	412,251	37,035
IFB Ser. 2882, Class LS, IO, 4.383s, 2034	134,278	15,649
IFB Ser. 3203, Class SH, IO, 4.323s, 2036	135,023	16,803
IFB Ser. 2815, Class PT, IO, 4.233s, 2032	191,807	21,337
IFB Ser. 2828, Class TI, IO, 4.233s, 2030	88,563	9,497
IFB Ser. 3397, Class GS, IO, 4.183s, 2037	139,320	12,604
IFB Ser. 3311, Class BI, IO, 3.943s, 2037	245,734	21,469
IFB Ser. 3297, Class BI, IO, 3.943s, 2037	567,498	60,735
IFB Ser. 3284, Class IV, IO, 3.933s, 2037	148,359	17,143
IFB Ser. 3287, Class SD, IO, 3.933s, 2037	255,331	24,807
IFB Ser. 3281, Class BI, IO, 3.933s, 2037	109,550	11,244
IFB Ser. 3281, Class CI, IO, 3.933s, 2037	131,401	11,336
IFB Ser. 3249, Class SI, IO, 3.933s, 2036	93,622	11,210
IFB Ser. 3028, Class ES, IO, 3.933s, 2035	465,540	52,263
IFB Ser. 2922, Class SE, IO, 3.933s, 2035	228,503	19,159
IFB Ser. 3045, Class DI, IO, 3.913s, 2035	1,132,459	102,150
IFB Ser. 3236, Class ES, IO, 3.883s, 2036	161,872	14,279
IFB Ser. 3136, Class NS, IO, 3.883s, 2036	266,114	27,282
IFB Ser. 3118, Class SD, IO, 3.883s, 2036	371,030	28,450

IFB Ser. 3054, Class CS, IO, 3.883s, 2035	98,600	7,544
IFB Ser. 3107, Class DC, IO, 3.883s, 2035	496,104	57,688
IFB Ser. 3066, Class SI, IO, 3.883s, 2035	317,875	36,013
IFB Ser. 2927, Class ES, IO, 3.883s, 2035	130,909	11,075
IFB Ser. 2950, Class SM, IO, 3.883s, 2016	272,748	25,930
IFB Ser. 3256, Class S, IO, 3.873s, 2036	259,992	27,269
IFB Ser. 3031, Class BI, IO, 3.872s, 2035	91,437	11,596
IFB Ser. 3244, Class SB, IO, 3.843s, 2036	156,560	15,287
IFB Ser. 3244, Class SG, IO, 3.843s, 2036	181,065	18,937
IFB Ser. 3236, Class IS, IO, 3.833s, 2036	289,969	27,254
IFB Ser. 2962, Class BS, IO, 3.833s, 2035	544,180	48,762
IFB Ser. 3114, Class TS, IO, 3.833s, 2030	599,164	53,062
IFB Ser. 3128, Class JI, IO, 3.813s, 2036	290,990	30,126
IFB Ser. 2990, Class LI, IO, 3.813s, 2034	179,895	20,494
IFB Ser. 3240, Class S, IO, 3.803s, 2036	622,329	60,088
IFB Ser. 3153, Class JI, IO, 3.803s, 2036	263,296	24,943
IFB Ser. 3065, Class DI, IO, 3.803s, 2035	79,357	10,148
IFB Ser. 3145, Class GI, IO, 3.783s, 2036	238,814	26,558
IFB Ser. 3114, Class GI, IO, 3.783s, 2036	103,309	13,642
IFB Ser. 3339, Class JI, IO, 3.773s, 2037	477,244	41,291
IFB Ser. 3218, Class AS, IO, 3.763s, 2036	189,484	17,146
IFB Ser. 3221, Class SI, IO, 3.763s, 2036	236,729	21,810
IFB Ser. 3202, Class PI, IO, 3.723s, 2036	642,016	61,101
IFB Ser. 3355, Class MI, IO, 3.683s, 2037	151,901	14,032
IFB Ser. 3201, Class SG, IO, 3.683s, 2036	296,244	28,260
IFB Ser. 3203, Class SE, IO, 3.683s, 2036	267,669	24,857
IFB Ser. 3171, Class PS, IO, 3.668s, 2036	242,054	24,788
IFB Ser. 3152, Class SY, IO, 3.663s, 2036	214,036	23,233
IFB Ser. 3284, Class BI, IO, 3.633s, 2037	180,228	16,930
IFB Ser. 3260, Class SA, IO, 3.633s, 2037	159,582	11,616
IFB Ser. 3199, Class S, IO, 3.633s, 2036	119,533	11,659
IFB Ser. 3284, Class LI, IO, 3.623s, 2037	789,854	75,311
IFB Ser. 3281, Class AI, IO, 3.613s, 2037	739,695	71,841
IFB Ser. 3311, Class EI, IO, 3.593s, 2037	174,952	16,657
IFB Ser. 3311, Class IA, IO, 3.593s, 2037	266,467	26,824
IFB Ser. 3311, Class IB, IO, 3.593s, 2037	266,467	26,824
IFB Ser. 3311, Class IC, IO, 3.593s, 2037	266,467	26,824
IFB Ser. 3311, Class ID, IO, 3.593s, 2037	266,467	26,824
IFB Ser. 3311, Class IE, IO, 3.593s, 2037	385,725	38,829
IFB Ser. 3240, Class GS, IO, 3.563s, 2036	368,891	34,847
IFB Ser. 3339, Class TI, IO, 3.323s, 2037	291,078	26,733
IFB Ser. 3284, Class CI, IO, 3.303s, 2037	575,116	51,272
IFB Ser. 3016, Class SQ, IO, 3.293s, 2035	193,835	13,234
Ser. 246, PO, zero %, 2037	1,251,241	1,057,542
Ser. 3292, Class DO, PO, zero %, 2037	92,965	73,580
Ser. 3296, Class OK, PO, zero %, 2037	92,147	70,687
Ser. 3300, PO, zero %, 2037	85,056	72,059
Ser. 3252, Class LO, PO, zero %, 2036	124,268	98,444
Ser. 239, PO, zero %, 2036	469,961	389,508
FRB Ser. 3327, Class YF, zero %, 2037	123,700	122,264
FRB Ser. 3326, Class YF, zero %, 2037	80,052	84,636
FRB Ser. 3241, Class FH, zero %, 2036	88,733	85,753
FRB Ser. 3231, Class XB, zero %, 2036	79,280	78,628
FRB Ser. 3147, Class SF, zero %, 2036	126,504	131,588
FRB Ser. 3003, Class XF, zero %, 2035	74,551	70,290
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.064s, 2043	4,485,581	28,145
Ser. 05-C3, Class XC, IO, 0.063s, 2045	10,577,020	44,399
Ser. 07-C1, Class XC, IO, 0.042s, 2019	11,902,228	68,664
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.843s, 2036	44,000	45,741
Ser. 97-C1, Class X, IO, 1.19s, 2029	111,027	6,035
Ser. 05-C1, Class X1, IO, 0.166s, 2043	4,548,637	51,103
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	74,363
Ser. 06-C1, Class XC, IO, 0.056s, 2045	6,818,053	37,138
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 43.972s, 2037	217,416	376,098
IFB Ser. 07-38, Class AS, 29.14s, 2037	178,061	257,971
IFB Ser. 07-51, Class SP, 24.266s, 2037	93,219	117,862
IFB Ser. 07-44, Class SP, 23.188s, 2036	104,872	139,713
IFB Ser. 05-66, Class SP, 11.442s, 2035	83,033	90,499
IFB Ser. 05-7, Class JM, 10.615s, 2034	116,248	127,635
IFB Ser. 06-62, Class SI, IO, 4.844s, 2036	216,409	18,058
IFB Ser. 07-1, Class SL, IO, 4.824s, 2037	113,872	10,031
IFB Ser. 07-1, Class SM, IO, 4.814s, 2037	113,872	10,006
IFB Ser. 04-59, Class SC, IO, 4.383s, 2034	120,111	13,765
IFB Ser. 07-26, Class SG, IO, 4.314s, 2037	303,624	26,123
IFB Ser. 07-9, Class BI, IO, 4.284s, 2037	628,457	47,548
IFB Ser. 07-31, Class CI, IO, 4.274s, 2037	168,459	12,864
IFB Ser. 07-25, Class SA, IO, 4.264s, 2037	227,876	17,925
IFB Ser. 07-25, Class SB, IO, 4.264s, 2037	374,545	28,088
IFB Ser. 07-22, Class S, IO, 4.264s, 2037	163,060	17,380
IFB Ser. 07-11, Class SA, IO, 4.264s, 2037	155,609	12,778
IFB Ser. 07-14, Class SB, IO, 4.264s, 2037	149,218	12,077
IFB Ser. 05-84, Class AS, IO, 4.264s, 2035	65,845	6,042
IFB Ser. 07-51, Class SJ, IO, 4.214s, 2037	182,509	18,575
IFB Ser. 07-58, Class PS, IO, 4.164s, 2037	787,401	78,097
IFB Ser. 07-59, Class PS, IO, 4.134s, 2037	137,921	12,193
IFB Ser. 07-59, Class SP, IO, 4.134s, 2037	420,660	38,427
IFB Ser. 07-68, Class PI, IO, 4.114s, 2037	197,886	17,526

IFB Ser. 06-38, Class SG, IO, 4.114s, 2033	659,924	40,962
IFB Ser. 07-53, Class SG, IO, 4.064s, 2037	118,452	8,751
IFB Ser. 08-3, Class SA, IO, 4.014s, 2038	390,836	27,535
IFB Ser. 07-79, Class SY, IO, 4.014s, 2037	664,962	45,763
IFB Ser. 07-64, Class AI, IO, 4.014s, 2037	2,584,311	177,165
IFB Ser. 07-53, Class ES, IO, 4.014s, 2037	186,808	12,554
IFB Ser. 07-26, Class SD, IO, 3.983s, 2037	318,684	25,046
IFB Ser. 08-4, Class SA, IO, 3.98s, 2038	935,667	65,251
IFB Ser. 07-9, Class DI, IO, 3.974s, 2037	317,779	22,287
IFB Ser. 07-57, Class QA, IO, 3.964s, 2037	398,550	26,302
IFB Ser. 07-58, Class SA, IO, 3.964s, 2037	1,386,107	96,340
IFB Ser. 07-58, Class SC, IO, 3.964s, 2037	325,966	19,836
IFB Ser. 07-61, Class SA, IO, 3.964s, 2037	211,067	14,074
IFB Ser. 07-53, Class SC, IO, 3.964s, 2037	203,360	13,472
IFB Ser. 06-28, Class GI, IO, 3.964s, 2035	292,736	21,758
IFB Ser. 07-58, Class SD, IO, 3.954s, 2037	326,580	19,552
IFB Ser. 07-59, Class SD, IO, 3.934s, 2037	760,886	52,421
IFB Ser. 07-48, Class SB, IO, 3.833s, 2037	259,032	18,248
IFB Ser. 05-65, Class SI, IO, 3.814s, 2035	206,896	17,509
IFB Ser. 07-17, Class AI, IO, 3.733s, 2037	672,864	64,676
IFB Ser. 07-17, Class IB, IO, 3.714s, 2037	165,466	14,057
IFB Ser. 06-14, Class S, IO, 3.714s, 2036	232,180	16,982
IFB Ser. 06-11, Class ST, IO, 3.704s, 2036	144,317	10,004
IFB Ser. 07-9, Class AI, IO, 3.683s, 2037	219,284	17,370
IFB Ser. 07-27, Class SD, IO, 3.664s, 2037	163,252	10,500
IFB Ser. 07-19, Class SJ, IO, 3.664s, 2037	275,875	17,541
IFB Ser. 07-23, Class ST, IO, 3.664s, 2037	326,555	19,434
IFB Ser. 07-8, Class SA, IO, 3.664s, 2037	265,044	18,021
IFB Ser. 07-9, Class CI, IO, 3.664s, 2037	413,317	25,805
IFB Ser. 07-7, Class EI, IO, 3.664s, 2037	300,845	18,397
IFB Ser. 07-7, Class JI, IO, 3.664s, 2037	417,404	32,277
IFB Ser. 07-1, Class S, IO, 3.664s, 2037	362,357	23,123
IFB Ser. 07-3, Class SA, IO, 3.664s, 2037	346,135	21,990
IFB Ser. 05-71, Class SA, IO, 3.543s, 2035	115,374	9,572
IFB Ser. 07-17, Class IC, IO, 3.433s, 2037	403,405	34,404
IFB Ser. 07-25, Class KS, IO, 3.383s, 2037	100,595	9,179
IFB Ser. 07-21, Class S, IO, 3.383s, 2037	354,746	24,284
IFB Ser. 07-31, Class AI, IO, 3.363s, 2037	173,992	17,887
IFB Ser. 07-43, Class SC, IO, 3.283s, 2037	231,126	16,126
FRB Ser. 07-49, Class UF, zero %, 2037	40,811	39,633
FRB Ser. 07-33, Class TB, zero %, 2037	85,782	80,595
FRB Ser. 07-35, Class UF, zero %, 2037	54,060	54,972
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	1,598,389	49,825
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.496s, 2045	288,830	8,161
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.056s, 2037	8,477,695	27,817
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	2,898,745	57,522
Ser. 05-GG3, Class XC, IO, 0.156s, 2042	4,161,963	63,730
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	187,000	177,787
Ser. 06-GG6, Class A2, 5.506s, 2038	178,000	177,797
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	58,592
Ser. 04-C1, Class X1, IO, 0.336s, 2028	2,706,122	16,173
Ser. 03-C1, Class X1, IO, 0.207s, 2040	628,459	12,797
Ser. 05-GG4, Class XC, IO, 0.199s, 2039	4,904,596	77,017
Ser. 06-GG6, Class XC, IO, 0.038s, 2038	2,557,648	6,394
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	14,926	15,316
Ser. 05-RP3, Class 1A3, 8s, 2035	48,109	48,385
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	39,293	38,814
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	43,115	43,367
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	46,908	46,311
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035 (F)	80,308	74,934
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.709s, 2037	425,027	381,727
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	41,248
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	406,000	373,520
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	1,922,000	1,775,448
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	427,887
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	234,000	219,094
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	262,358
Ser. 07-CB20, Class A4, 5.794s, 2051	302,000	298,980
Ser. 06-CB16, Class A4, 5.552s, 2045	207,000	204,866
Ser. 06-CB14, Class A4, 5.481s, 2044	217,000	214,795
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	67,413
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	2,121,217	69,364
Ser. 06-CB17, Class X, IO, 0.514s, 2043	2,046,383	63,949
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	3,055,486	75,910
Ser. 07-LDPX, Class X, IO, 0.348s, 2049	3,476,041	63,003
Ser. 06-CB16, Class X1, IO, 0.245s, 2045	2,418,735	37,732
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	9,930,231	7,758
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	42,788

Ser. 06-FL2A, Class X1, IO, 0.813s, 2018	296,657	--
Ser. 05-LDP2, Class X1, IO, 0.135s, 2042	7,022,196	99,298
Ser. 05-CB12, Class X1, IO, 0.104s, 2037	3,363,987	26,807
Ser. 05-LDP1, Class X1, IO, 0.093s, 2046	2,816,884	22,117
Ser. 05-LDP3, Class X1, IO, 0.073s, 2042	6,254,410	40,067
Ser. 06-CB14, Class X1, IO, 0.06s, 2044	4,078,788	14,658
Ser. 05-LDP5, Class X1, IO, 0.054s, 2044	16,050,535	62,070
Ser. 07-CB20, Class X1, IO, 0.051s, 2051	6,065,698	67,269
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	33,800
Ser. 99-C1, Class G, 6.41s, 2031	37,135	38,979
Ser. 98-C4, Class H, 5.6s, 2035	50,000	51,184
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	599,000	589,249
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	78,896
Ser. 07-C7, Class XW, IO, 0.374s, 2045	592,902	15,119
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.863s, 2037	1,363,616	20,895
Ser. 06-C7, Class XW, IO, 0.719s, 2038	1,452,969	56,568
Ser. 05-C3, Class XCL, IO, 0.167s, 2040	2,613,764	47,344
Ser. 05-C2, Class XCL, IO, 0.144s, 2040	3,956,831	37,292
Ser. 05-C5, Class XCL, IO, 0.119s, 2020	3,208,653	38,512
Ser. 05-C7, Class XCL, IO, 0.099s, 2040	3,843,228	28,186
Ser. 06-C1, Class XCL, IO, 0.088s, 2041	5,601,166	51,148
Ser. 06-C7, Class XCL, IO, 0.083s, 2038	2,563,653	37,011
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.768s, 2017	52,000	48,360
FRB Ser. 05-LLFA, Class J, 3.618s, 2018	20,000	18,200
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 25.328s, 2036	75,996	95,408
IFB Ser. 07-5, Class 4A3, 24.488s, 2037	121,570	150,236
IFB Ser. 07-4, Class 3A2, IO, 4.601s, 2037	189,420	19,020
IFB Ser. 06-5, Class 2A2, IO, 4.551s, 2036	333,702	27,619
IFB Ser. 07-4, Class 2A2, IO, 4.071s, 2037	749,085	70,907
IFB Ser. 07-1, Class 2A3, IO, 4.031s, 2037	1,019,538	108,158
IFB Ser. 06-9, Class 2A2, IO, 4.021s, 2037	614,538	62,795
IFB Ser. 07-5, Class 10A2, IO, 3.741s, 2037	373,431	26,696
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	298,479	289,614
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.197s, 2034	7,846	6,375
FRB Ser. 04-13, Class 3A6, 3.787s, 2034	134,000	129,279
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	103,632	1,039
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	250,487	521
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	60,671	65,980
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.298s, 2027	92,373	83,136
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	7,917,429	107,937
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 3.318s, 2022	99,963	84,968
Ser. 06-1, Class X1A, IO, 1.428s, 2022	958,861	8,840
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.696s, 2030	31,000	32,875
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	214,205	204,566
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	128,000	123,984
FRB Ser. 07-C1, Class A4, 5.829s, 2050	103,000	101,899
Ser. 05-MCP1, Class XC, IO, 0.109s, 2043	3,209,802	41,376
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	1,714,295	13,661
Ser. 04-KEY2, Class XC, IO, 0.193s, 2039	820,917	16,867
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	316,000	313,965
FRB Ser. 07-8, Class A2, 5.92s, 2049	226,000	219,877
Ser. 07-9, Class A4, 5.748s, 2049	630,000	615,191
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	2,900,547	13,030
Ser. 06-3, Class XC, IO, 0.078s, 2046	3,211,775	52,352
Ser. 07-7, Class X, IO, 0.02s, 2050	12,900,001	44,344
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	121,189	32,418
Ser. 05-C3, Class X, IO, 5.555s, 2044	132,062	33,800
Ser. 06-C4, Class X, IO, 4.714s, 2016	571,394	168,204
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.586s, 2043	952,919	44,368
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	76,000	74,407
FRB Ser. 06-IQ11, Class A4, 5.773s, 2042	258,000	251,578
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	139,000	126,260
Ser. 05-HQ6, Class A4A, 4.989s, 2042	191,000	182,110
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	97,167
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	7,112	7,115
Ser. 04-RR, Class F5, 6s, 2039	100,000	78,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	73,000
Ser. 07-HQ13, Class X1, IO, 0.674s, 2044	3,584,666	115,928
Ser. 05-HQ6, Class X1, IO, 0.098s, 2042	4,089,797	34,819

Ser. 05-HQ5, Class X1, IO, 0.091s, 2042	1,468,189	9,808
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.302s, 2035	196,363	152,182
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.088s, 2030	49,000	49,533
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.657s, 2035	27,506	26,392
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	19,453	22,004
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)	195,000	185,016
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)	236,000	220,731
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	185,706
Ser. 00-C2, Class J, 6.22s, 2033	49,000	45,871
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	66,661	66,452
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 4.091s, 2037	765,824	71,890
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	176,015	170,986
Saco I Trust FRB Ser. 05-10, Class 1A1, 2.859s, 2033	63,736	41,428
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.734s, 2036	1,190,723	57,020
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 6.867s, 2034	3,505	3,398
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	632,796	538,066
FRB Ser. 05-18, Class 6A1, 5.251s, 2035 (F)	94,059	92,144
Ser. 05-9, Class AX, IO, 1.599s, 2035	1,004,521	22,968
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 2.949s, 2034	49,810	45,576
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.573s, 2037	2,469,806	200,612
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,689,696	70,311
Structured Asset Securities Corp. 144A IFB Ser. 08-01,
Class 1A2, IO, 3.393s, 2045	737,580	48,623
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	282,000	267,497
Ser. 07-C30, Class A3, 5.246s, 2043	113,000	113,896
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	139,344
Ser. 06-C28, Class XC, IO, 0.38s, 2048	1,421,655	30,096
Ser. 07-C34, IO, 0.356s, 2046	1,636,870	38,761
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.437s, 2035	740,113	19,803
Ser. 05-C18, Class XC, IO, 0.097s, 2042	3,757,518	31,864
Ser. 06-C27, Class XC, IO, 0.071s, 2045	2,760,390	24,015
Ser. 06-C23, Class XC, IO, 0.053s, 2045	2,902,531	14,919
Ser. 06-C26, Class XC, IO, 0.039s, 2045	1,714,011	5,091
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	5,368
Ser. 06-SL1, Class X, IO, 0.937s, 2043	365,389	16,673
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	32,997	31,182
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 2.956s, 2034	836,709	57,482
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.258s, 2036	117,478	112,191
Ser. 05-AR2, Class 2A1, 4.541s, 2035	60,956	57,299
Ser. 04-R, Class 2A1, 4.368s, 2034	60,213	56,901
Ser. 05-AR12, Class 2A5, 4.329s, 2035	965,000	911,925

Total collateralized mortgage obligations (cost $43,099,631)		$46,009,702

CORPORATE BONDS AND NOTES (10.4%)(a)
	Principal
	amount	Value

Basic Materials (0.6%)
AK Steel Corp. company guaranty 7 3/4s, 2012	$70,000	$70,613
Aleris International, Inc. company guaranty 10s, 2016	40,000	25,400
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	35,000	25,550
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)	20,000	17,300
ARCO Chemical Co. debs. 10 1/4s, 2010	25,000	25,375
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.315s, 2012	40,000	28,000
Century Aluminum Co. company guaranty 7 1/2s, 2014	10,000	9,700
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.8s, 2013 (Netherlands)	75,000	61,500
Domtar Corp. company guaranty Ser.*, 7 7/8s, 2011
(Canada)	60,000	60,000
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	55,000	56,116
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	30,000	31,307
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017	105,000	111,038
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	50,000	52,750
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes

FRN 8.394s, 2015		20,000	19,750
Georgia-Pacific Corp. debs. 9 1/2s, 2011		52,000	52,910
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	29,775
Georgia-Pacific Corp. sr. notes 8s, 2024		35,000	30,800
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		45,000	47,025
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014		480,000	469,024
Hercules, Inc. company guaranty 6 3/4s, 2029		10,000	9,400
Hexion U.S. Finance Corp. /Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		40,000	42,900
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		70,000	74,200
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,058
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		10,000	9,013
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	19,552
Metals USA, Inc. sec. notes 11 1/8s, 2015		45,000	44,100
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		85,000	76,288
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		20,000	21,500
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		20,000	21,400
NewPage Corp. company guaranty 10s, 2012		20,000	20,300
NewPage Corp. sec. notes 10s, 2012		40,000	40,600
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		12,687	10,657
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		40,000	33,300
Novelis, Inc. company guaranty 7 1/4s, 2015		60,000	53,100
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	55,000	81,116
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$30,000	25,200
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		135,000	132,300
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		40,000	40,400
Stone Container Corp. sr. notes 8 3/8s, 2012		5,000	4,525
Tube City IMS Corp. company guaranty 9 3/4s, 2015		35,000	30,800
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		2,000	2,070
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		25,000	22,938
Westvaco Corp. unsec. notes 7 1/2s, 2027		10,000	10,340
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	33,802
			2,084,792

Capital Goods (0.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		18,000	17,505
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010		25,000	25,000
Baldor Electric Co. company guaranty 8 5/8s, 2017		25,000	24,750
BBC Holding Corp. sr. notes 8 7/8s, 2014		45,000	39,263
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		30,000	23,100
Blount, Inc. sr. sub. notes 8 7/8s, 2012		30,000	29,475
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		75,000	77,250
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012		75,000	76,705
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017		65,000	67,270
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)		30,000	30,251
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)		35,000	35,819
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		35,000	35,700
General Cable Corp. company guaranty sr. unsec. notes
FRN 7.104s, 2015		45,000	38,813
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		40,000	37,600
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		20,000	19,900
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)		50,000	51,125
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		45,000	43,538
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	82,924
L-3 Communications Corp. company guaranty 6 1/8s, 2013		25,000	24,438
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		75,000	73,313
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		20,000	19,150
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		135,000	152,204
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		45,000	44,550
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		11,000	8,223
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		20,000	17,250
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	75,280
RBS Global, Inc./Rexnord Corp. company guaranty
9 1/2s, 2014		$85,000	79,475
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		15,000	14,175
TD Funding Corp. company guaranty 7 3/4s, 2014		50,000	50,000
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		40,000	40,800

Terex Corp. company guaranty 7 3/8s, 2014	35,000	34,650
Titan International, Inc. company guaranty 8s, 2012	65,000	63,700
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	75,000	77,261
WCA Waste Corp. company guaranty 9 1/4s, 2014	20,000	19,950
		1,550,407

Communication Services (0.9%)
American Tower Corp. 144A sr. notes 7s, 2017	100,000	100,000
Ameritech Capital Funding company guaranty 6 1/4s, 2009	95,000	98,374
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	56,000	67,961
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	24,479
AT&T, Inc. sr. unsec. 6.3s, 2038	220,000	211,784
AT&T, Inc. sr. unsec. 4.95s, 2013	65,000	65,355
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	95,000	104,987
British Telecommunications PLC sr. unsec. notes 5.15s, 2013
(United Kingdom)	110,000	108,753
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013	30,000	29,625
Centennial Communications Corp. sr. notes 10s, 2013	10,000	9,300
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013	95,000	93,338
Citizens Communications Co. notes 9 1/4s, 2011	105,000	108,675
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	45,000	42,638
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013	15,000	8,100
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	41,000	39,770
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	105,000	106,444
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)	10,000	8,500
iPCS, Inc. company guaranty sr. sec. notes FRN 5.364s,
2013	15,000	11,550
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	55,000	44,963
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	25,000	19,000
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	55,000	50,600
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	155,000	114,700
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)	75,000	72,750
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	20,000	18,400
PanAmSat Corp. company guaranty 9s, 2014	20,000	20,150
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	30,000	28,200
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	130,000	132,600
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	21,750
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	60,000	59,488
Rural Cellular Corp. sr. unsec. notes 9 7/8s, 2010	5,000	5,138
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013	25,000	25,188
Sprint Capital Corp. company guaranty 6 7/8s, 2028	95,000	70,775
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	20,000	18,850
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	20,000	19,056
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	50,000	45,425
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	20,000	18,688
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	75,000	79,379
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	40,000	40,249
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	5,000	5,839
Telus Corp. notes 8s, 2011 (Canada)	50,000	54,379
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	35,000	35,350
Verizon Communications, Inc. sr. unsec. 5.55s, 2016	135,000	134,311
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	40,000	38,776
Verizon New England, Inc. sr. notes 6 1/2s, 2011	50,000	52,239
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	50,278
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	45,000	51,833
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	30,000	29,207
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	90,000	83,282
West Corp. company guaranty 11s, 2016	15,000	12,675
West Corp. company guaranty 9 1/2s, 2014	25,000	22,375
Windstream Corp. company guaranty 8 5/8s, 2016	65,000	63,863
Windstream Corp. company guaranty 8 1/8s, 2013	35,000	34,388
		2,813,777

Conglomerates (--%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017	45,000	44,938
Textron, Inc. sr. unsec. 5.6s, 2017	80,000	84,095
		129,033

Consumer Cyclicals (1.4%)
Allison Transmission 144A company guaranty 11s, 2015	20,000	17,400
American Media, Inc. company guaranty 8 7/8s, 2011	5,000	3,300
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	50,000	33,625
American Media, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2011	182	121
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	1,818	1,223
Aramark Corp. company guaranty 8 1/2s, 2015	50,000	50,125
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	30,000	24,450
Associated Materials, Inc. company guaranty 9 3/4s,
2012	50,000	48,500
Autonation, Inc. company guaranty 7s, 2014	10,000	8,875
Autonation, Inc. company guaranty sr. unsec. notes FRN
6.258s, 2013	10,000	8,200
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	45,000	30,038
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	45,000	36,225
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	56,690	53,856
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	18,000	14,580
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015	25,000	12,875
Corrections Corporation of America sr. notes 7 1/2s,
2011	35,000	35,350
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	29,509
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	26,250
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	110,000	117,777
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	5,000	5,248
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	50,000	51,051
Dex Media, Inc. notes 8s, 2013	10,000	7,300
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	665,000	665,256
Ford Motor Co. notes 7.45s, 2031	45,000	29,700
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	60,000	52,316
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	45,000	43,804
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	185,000	164,663
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	20,000	18,223
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011	175,000	146,125
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	4,000	4,095
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	40,000	42,300
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	40,000	35,500
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012	75,000	77,072
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	97,750
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	20,000	14,250
JC Penney Co., Inc. debs. 7.65s, 2016	50,000	52,770
Jostens IH Corp. company guaranty 7 5/8s, 2012	50,000	48,625
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	5,000	3,850
KB Home company guaranty 6 3/8s, 2011	235,000	220,900
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	52,250
Lear Corp. company guaranty 8 1/2s, 2013	45,000	40,050
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	30,000	28,650
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	50,000	49,813
Marriott International, Inc. notes 6 3/8s, 2017	42,000	41,073
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	10,000	9,640
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	50,000	44,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015	55,000	41,800
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	15,000	15,488
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	88,113
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	45,000	35,325
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	30,000	30,000
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	100,000	100,000
NTK Holdings, Inc. sr. disc. notes zero %, 2014	45,000	21,825
Office Depot, Inc. notes 6 1/4s, 2013	25,000	26,261
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	29,810
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	45,000	42,413
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	35,000	27,563
Pulte Homes, Inc. notes 4 7/8s, 2009	725,000	685,125
Quebecor Media sr. unsec. notes 7 3/4s, 2016 (Canada)	10,000	9,125
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	35,000	23,363
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	120,000	80,700
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	12,525
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	40,000	38,000
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	65,000	64,919
Station Casinos, Inc. sr. notes 6s, 2012	90,000	73,800
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	20,000	19,650
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	3,000	3,180

Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	10,000	9,925
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	45,000	43,763
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	75,000	55,500
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	35,000	18,156
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	105,000	70,875
UCI Holdco, Inc. sr. unsec. notes FRN 12.491s, 2013
(PIK)	52,364	45,557
United Auto Group, Inc. company guaranty 7 3/4s, 2016	40,000	34,600
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	110,000	38,500
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	5,000	500
VF Corp. sr. unsec. 5.95s, 2017	40,000	40,060
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	50,000	50,794
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	85,000	81,813
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	30,000	24,225
		4,581,806

Consumer Staples (1.7%)
Adelphia Communications Corp. escrow bonds zero %,
2010	55,000	4,125
Affinion Group, Inc. company guaranty 11 1/2s, 2015	35,000	33,775
Affinion Group, Inc. company guaranty 10 1/8s, 2013	55,000	54,656
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	50,806
AMC Entertainment, Inc. company guaranty 11s, 2016	60,000	56,175
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	16,950
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	30,000	24,450
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	20,000	17,250
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)	545,000	559,357
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	15,000	450
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	68,844
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	84,000	76,440
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	101,000	91,658
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	29,575
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	5,000	4,413
Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	39,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	65,000	58,500
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	10,000	7,200
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	160,000	174,797
Cox Communications, Inc. notes 7 1/8s, 2012	70,000	74,133
Cox Communications, Inc. 144A notes 5 7/8s, 2016	55,000	54,615
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	37,601
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	126,250
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	5,000	4,825
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	5,000	4,944
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	100,000	91,702
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	93,558	99,251
Dean Foods Co. company guaranty 7s, 2016	30,000	26,250
Del Monte Corp. company guaranty 6 3/4s, 2015	70,000	67,025
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,175
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	35,000	36,145
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	55,000	56,327
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	25,000	25,864
Diageo Capital PLC company guaranty 5 1/8s, 2012
(United Kingdom)	210,000	216,338
Diageo PLC company guaranty 8s, 2022	40,000	49,050
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	80,000	74,600
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	36,540
Echostar DBS Corp. company guaranty 7s, 2013	35,000	32,988
Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	4,550
Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	139,200
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	52,250
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	65,000	62,744
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	15,000	15,311
General Mills, Inc. sr. unsec. unsub. 5.65s, 2012	65,000	67,603
Hertz Corp. company guaranty 8 7/8s, 2014	65,000	61,588
Idearc, Inc. company guaranty 8s, 2016	120,000	77,700
Ion Media Networks, Inc. 144A sr. sec. notes 10.508s,
2013	20,000	15,000
Ion Media Networks, Inc. 144A sr. sec. notes 7.508s,
2012	20,000	16,200
Jarden Corp. company guaranty 7 1/2s, 2017	35,000	30,625
Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	10,359
Kroger Co. company guaranty 6.4s, 2017	55,000	58,046
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	41,961
McDonald's Corp. sr. unsec. bond 6.3s, 2037	40,000	41,088

McDonald's Corp. sr. unsec. bond 5.8s, 2017	20,000	20,941
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	55,109
News America Holdings, Inc. debs. 7 3/4s, 2045	165,000	174,678
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	35,000	34,825
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	30,000	18,975
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	20,000	12,600
Pilgrim's Pride Corp. sr. unsec. notes 7 5/8s, 2015	5,000	4,800
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	20,000	17,700
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	20,000	17,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	43,425
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	15,000	9,150
R. H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	25,000	15,250
R. H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	30,000	18,750
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	45,000	46,013
Rental Services Corp. company guaranty 9 1/2s, 2014	40,000	33,400
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	58,254
Rite Aid Corp. company guaranty 9 3/8s, 2015	40,000	31,400
Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	36,000
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	50,000	52,971
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	15,000	15,150
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	40,000	33,700
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	60,000	39,000
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 11 1/2s (12s, 4/2/08), 2013 (STP)
(PIK)	30,000	24,900
Supervalu, Inc. sr. notes 7 1/2s, 2014	40,000	40,400
TCI Communications, Inc. company guaranty 7 7/8s, 2026	215,000	226,539
TCI Communications, Inc. debs. 9.8s, 2012	20,000	22,812
TCI Communications, Inc. debs. 7 7/8s, 2013	70,000	76,745
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037 (United Kingdom)	100,000	96,909
Time Warner Cable, Inc. company guaranty 6.55s, 2037	50,000	47,199
Time Warner Cable, Inc. company guaranty 5.85s, 2017	30,000	28,716
Time Warner, Inc. debs. 9.15s, 2023	40,000	46,299
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	145,694
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	5,000	4,525
United Rentals NA, Inc. sr. sub. notes 7s, 2014	35,000	27,475
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	45,000	44,100
Universal Corp., MTNC notes 5.2s, 2013	460,000	455,578
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	30,000	18,150
Viacom, Inc. sr. notes 5 3/4s, 2011	30,000	30,320
Walt Disney Co. (The) sr. unsec. 4.7s, 2012	120,000	123,174
Young Broadcasting, Inc. company guaranty 10s, 2011	30,000	18,825
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	40,000	40,204
		5,494,924

Energy (0.8%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	32,000	32,691
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	18,000	18,629
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	114,713
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	50,000	43,375
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	113,300
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	46,125
Complete Production Services, Inc. company guaranty
8s, 2016	60,000	57,600
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	70,000	67,025
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	38,400
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	25,000	25,188
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	40,000	40,900
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	5,000	4,900
Encore Acquisition Co. sr. sub. notes 6s, 2015	79,000	71,100
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	85,000	82,736
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	35,000	29,710
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	40,000	41,934
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	20,000	19,450
Forest Oil Corp. sr. notes 8s, 2011	65,000	67,763
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	45,000	41,175
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	50,000	50,000
Hess Corp. bonds 7 7/8s, 2029	55,000	65,271
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 9s, 2016	15,000	15,113
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	9,450

Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	85,000	82,875
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	53,006
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	25,000	24,938
Massey Energy Co. sr. notes 6 5/8s, 2010	45,000	44,606
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	16,108
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	29,250
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	40,000	39,400
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	35,000	33,517
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	35,000	33,600
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	39,600
Peabody Energy Corp. company guaranty 7 3/8s, 2016	110,000	113,850
Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	47,125
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	95,000	97,613
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018	20,000	20,700
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	4,988
Plains Exploration & Production Co. company guaranty
7s, 2017	40,000	38,400
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	80,000	83,771
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	60,000	62,400
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	28,950
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	96,500
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	70,000	48,300
Sunoco, Inc. notes 4 7/8s, 2014	30,000	29,892
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	70,000	64,400
Tesoro Corp. company guaranty 6 1/2s, 2017	60,000	53,700
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	40,000	41,642
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	14,848
Weatherford International, Inc. company guaranty sr.
usec. unsub. bonds 6.35s, 2017	25,000	25,859
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	40,000	38,111
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	19,721
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	29,700
		2,453,918

Financial (2.0%)
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	250,000	252,264
American Express Co. sr. unsec. notes 6.15s, 2017	50,000	49,769
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	125,000	100,638
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	80,000	75,743
Amvescap PLC company guaranty 5 5/8s, 2012	30,000	30,735
Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
Ser. G. 4.95s, 2012	35,000	35,860
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	50,000	42,012
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	105,000	105,052
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.865s, 2012 (Cayman Islands)	100,000	96,231
Capital One Capital III company guaranty 7.686s, 2036	85,000	66,016
Chubb Corp. (The) sr. notes 6s, 2037	15,000	13,598
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	195,000	86,874
CIT Group, Inc. med. term notes 3.303s, 2008	130,000	127,404
CIT Group, Inc. sr. notes 5.4s, 2013	10,000	8,009
CIT Group, Inc. sr. notes 5s, 2014	85,000	66,891
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	41,000	40,890
Citigroup, Inc. sub. notes 5s, 2014	79,000	74,452
CNA Financial Corp. unsec. notes 6 1/2s, 2016	35,000	35,370
CNA Financial Corp. unsec. notes 6s, 2011	35,000	35,940
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	84,000	71,159
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	47,599
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	20,000	18,678
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	88,405
Duke Realty LP sr. unsec 6 1/2s, 2018	25,000	22,262
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	25,000	20,875
Equity One, Inc. notes 5 3/8s, 2015 (R)	35,000	31,553
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	65,000	58,077
Finova Group, Inc. notes 7 1/2s, 2009 (In default)
(NON)	59,999	8,850
Fleet Capital Trust V bank guaranty FRN 3.764s, 2028	50,000	37,975
Fund American Cos., Inc. notes 5 7/8s, 2013	65,000	67,129
GATX Financial Corp. notes 5.8s, 2016	25,000	25,190
General Electric Capital Corp. sr. unsec. notes 5 5/8s, 2017	185,000	189,303
General Electric Capital Corp. sr. unsec. notes 5 7/8s, 2038	175,000	168,675
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	100,000	97,852
GMAC, LLC notes 6 7/8s, 2011	125,000	95,671
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	40,000	34,599
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	55,000	41,976
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	95,000	72,193

GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	105,000	74,309
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	10,000	7,582
GMAC, LLC sr. unsec. unsub. notes 5.85s, 2009	25,000	23,312
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014	15,000	9,973
GMAC, LLC unsub. notes FRN 4.315s, 2009	170,000	145,293
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	180,000	168,985
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	70,000	71,767
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	60,000	51,451
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	19,591
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	51,252
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	35,000	34,411
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	22,854
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	22,623
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	162,189
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	255,000	241,903
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	10,000	7,300
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	10,000	7,800
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	98,022
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	175,000	157,500
JPMorgan Chase & Co. sr. notes 6s, 2018	165,000	172,065
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	75,000	69,081
JPMorgan Chase Capital XXV bonds 6.8s, 2037	85,000	77,663
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014	105,000	103,564
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	195,000	187,456
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	5,000	4,517
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	15,000	15,075
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	30,000	28,425
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	93,866
Lincoln National Corp. FRB 7s, 2066	40,000	36,679
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	35,000	32,426
Loews Corp. notes 5 1/4s, 2016	25,000	24,996
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	95,000	95,656
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	57,966
Merrill Lynch & Co., Inc. notes 5.45s, 2013	165,000	161,781
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	24,919
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	31,298
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	75,000	76,278
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	47,264
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	16,125
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	25,000	21,438
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	60,000	64,656
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	25,000	22,953
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	50,000	50,256
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	124,293
RBS Capital Trust IV company guaranty FRN 3.496s, 2049	90,000	55,158
Regency Centers LP sr. unsec. 5 7/8s, 2017	40,000	36,634
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	30,000	25,853
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	27,401
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	91,868
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	17,000	16,172
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	75,000	61,539
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	34,626
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	45,000	42,767
Unitrin, Inc. sr. notes 6s, 2017	45,000	44,942
USI Holdings Corp. 144A sr. unsec. notes FRN 6.94s,
2014	5,000	3,613
Wachovia Corp. notes 5 3/4s, 2018	170,000	167,378
Wells Fargo & Co. sr. not 4 3/8s, 2013	125,000	124,360
Westfield Group sr. notes 5.7s, 2016 (Australia)	40,000	36,165
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	60,000	58,325
Willis Group North America, Inc. company guaranty
6.2s, 2017	35,000	34,928
		6,422,311

Health Care (0.6%)
Accellent, Inc. company guaranty 10 1/2s, 2013	15,000	12,000
Aetna, Inc. sr. unsec. unsub. 6 3/4s, 2037	300,000	285,912
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	105,000	110,992
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	95,000	95,356
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	53,350
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	65,000	60,369
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	60,000	62,250
HCA, Inc. sr. sec. notes 9 1/4s, 2016	75,000	77,813

HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	129,690
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	15,000	12,675
Healthsouth Corp. company guaranty 10 3/4s, 2016	25,000	26,250
Hospira, Inc. sr. notes 6.05s, 2017	30,000	29,734
Hospira, Inc. sr. notes 5.55s, 2012	45,000	46,514
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	20,000	19,900
Omnicare, Inc. company guaranty 6 3/4s, 2013	20,000	17,850
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	8,700
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	43,875
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	45,000	44,775
Select Medical Corp. company guaranty 7 5/8s, 2015	55,000	43,450
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	80,000	77,400
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	56,100
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	35,000	33,775
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	11,250
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	15,000	11,550
Tenet Healthcare Corp. notes 7 3/8s, 2013	65,000	58,013
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	55,000	51,425
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	20,000	18,050
UnitedHealth Group, Inc. bonds 6 7/8s, 2038	20,000	19,072
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	35,000	34,283
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	45,000	45,674
US Oncology Holdings, Inc. sr. unsec. notes FRN
7.949s, 2012 (PIK)	20,000	15,400
US Oncology, Inc. company guaranty 9s, 2012	40,000	39,800
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	50,000	48,125
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	50,000	52,625
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	24,438
		1,778,435

Other (0.1%)
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	384,000	398,400

Technology (0.5%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	15,000	12,600
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	46,980
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	58,000	52,925
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	35,704
Avnet, Inc. notes 6s, 2015	35,000	35,084
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	19,650
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	20,000	18,900
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	40,000	34,200
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	30,000	28,050
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018	435,000	441,957
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013	75,000	74,338
Fiserv, Inc. company guaranty 6.8s, 2017	45,000	46,503
Fiserv, Inc. company guaranty 6 1/8s, 2012	45,000	46,373
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	60,000	46,950
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub notes 9 1/8s, 2014 (PIK)	45,000	32,850
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016	45,000	30,375
IBM Corp. sr. unsec. notes 5.7s, 2017	100,000	105,230
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	15,563
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	79,800
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	50,000	35,750
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	60,000	46,406
Motorola, Inc. sr. unsec. notes 6s, 2017	30,000	25,700
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	15,000	13,706
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 8.508s, 2011 (Canada)	40,000	34,300
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	75,000	68,625
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	15,000	11,625
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	20,000	19,038
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	22,110
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	88,880
Travelport LLC company guaranty 9 7/8s, 2014	50,000	44,875
Tyco Electronics Group SA company guaranty 6s, 2012
(Luxembourg)	65,000	68,772
Unisys Corp. sr. unsec. unsub. notes 8s, 2012	30,000	25,800

Xerox Corp. sr. notes 6.4s, 2016	60,000	62,072
		1,771,691

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	9,500
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	25,000	25,000
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	12,631	12,347
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	62,525	61,587
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	93,490	89,751
Southwest Airlines Co. pass-through certificates
6.15s, 2022	29,480	28,699
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	34,920
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	45,000	45,560
United AirLines, Inc. pass-through certificates
6.636s, 2022	38,913	36,225
		343,589

Utilities & Power (1.2%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	41,003
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	15,188
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	75,000	78,000
American Water Capital Corp. 144A bonds 6.593s, 2037	25,000	25,041
American Water Capital Corp. 144A bonds 6.085s, 2017	30,000	31,220
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	21,406
Arizona Public Services Co. notes 6 1/2s, 2012	50,000	52,059
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	55,000	56,223
Beaver Valley II Funding debs. 9s, 2017	64,000	71,164
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	85,000	81,647
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	140,000	148,825
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	5,000	5,103
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	54,017
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	26,554
Colorado Interstate Gas Co. debs. 6.85s, 2037	10,000	9,536
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	15,346
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	70,000	63,102
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	43,683
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	34,000	35,262
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	125,000	114,316
Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	25,000	25,982
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	45,000	44,550
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	40,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	15,450
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	20,500
Edison Mission Energy sr. unsec. notes 7.2s, 2019	35,000	34,563
Edison Mission Energy sr. unsec. notes 7s, 2017	25,000	24,875
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	35,000	35,946
El Paso Natural Gas Co. sr. unsec. 5.95s, 2017	10,000	9,809
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	42,518
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	63,375
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	430,000	450,106
Florida Power Corp. 1st mtge. 6.35s, 2037	50,000	51,957
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	27,240
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	15,000	15,188
ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	49,490
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	35,960
Kansas Gas & Electric bonds 5.647s, 2021	19,663	19,460
Kinder Morgan, Inc. notes 6s, 2017	35,000	35,167
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	25,000	25,313
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	110,000	106,319
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	50,000	50,109
Mirant North America, LLC company guaranty 7 3/8s, 2013	80,000	80,800
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	31,060
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	25,000	24,512
Northwestern Corp. sec. notes 5 7/8s, 2014	50,000	50,390
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	19,550
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	132,300
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	23,944
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	45,000	43,573
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	45,000	42,673
Pacific Gas & Electric Co. unsec. bonds 4.2s, 2011	5,000	5,025
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	30,000	30,311
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	50,000	50,913
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	59,453	62,213
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	30,000	28,967
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	47,598
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	45,000	46,613
Public Service Co. of New Mexico sr. notes 4.4s, 2008	25,000	24,956
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,

2067	70,000	63,085
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	115,000	110,283
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	25,000	26,252
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	45,000	42,630
Southern California Edison Co. notes 6.65s, 2029	55,000	56,621
Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	24,951
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	52,079
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	135,000	144,289
Teco Finance, Inc. sr. unsec. unsub. notes 6 3/4s, 2015	5,000	5,161
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	10,000	10,793
TEPPCO Partners LP company guaranty FRB 7s, 2067	35,000	29,990
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	105,000	104,606
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	30,776
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	26,517
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	50,000	48,211
TXU Corp. sr. notes Ser. P, 5.55s, 2014	90,000	70,276
West Penn Power Co. 1st mtge. 5.95s, 2017	75,000	77,913
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,869
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	33,219
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	75,000	80,063
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,250
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	15,000	15,075
		4,025,879

Total corporate bonds and notes (cost $35,851,762)		$33,848,962

ASSET-BACKED SECURITIES (3.1%)(a)
	Principal
	amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.749s, 2036	$62,000	$32,860
FRB Ser. 06-HE3, Class A2C, 2.749s, 2036	75,000	64,979
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	2,980	--
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.009s, 2029	129,434	90,349
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 3.318s, 2012	42,088	41,206
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 5.099s, 2036	54,000	5,400
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
2.759s, 2036	133,000	94,430
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 3.039s, 2035	60,000	46,200
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.099s, 2035	25,000	2,800
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.789s, 2036	31,867	29,092
FRB Ser. 06-HE4, Class A5, 2.759s, 2036	98,000	63,700
FRB Ser. 06-HE7, Class A4, 2.739s, 2036	42,000	33,600
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
3.848s, 2011	60,000	59,250
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	33,547
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 3.178s, 2039	268,751	258,104
FRB Ser. 04-D, Class A, 3.068s, 2044	59,040	48,413
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 3.949s, 2038	26,868	23,106
FRB Ser. 03-SSRA, Class A, 3.299s, 2038	26,868	23,644
FRB Ser. 04-SSRA, Class A1, 3.199s, 2039	35,742	31,095
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 3.189s, 2043	79,582	71,425
FRB Ser. 03-1, Class A1, 3.099s, 2042	71,894	65,918
FRB Ser. 05-3, Class A1, 3.049s, 2035	47,225	40,082
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	65,177	44,096
Ser. 99-B, Class A-5, 7.44s, 2020	188,966	115,534
Ser. 99-B, Class A3, 7.18s, 2015	191,609	118,977
Ser. 99-B, Class A2, 6.975s, 2012	6,607	3,964
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	3,802	3,752
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.898s, 2010	100,000	98,894
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	99,278	8,512
Ser. 00-4, Class A6, 8.31s, 2032	474,400	397,977
Ser. 00-5, Class A7, 8.2s, 2032	123,000	100,576
Ser. 00-5, Class A6, 7.96s, 2032	338,142	277,466
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	62,743
Ser. 02-2, Class M1, 7.424s, 2033	32,000	34,491
Ser. 01-4, Class A4, 7.36s, 2033	234,522	234,847
Ser. 00-6, Class A5, 7.27s, 2031	68,421	62,780
Ser. 01-1, Class A5, 6.99s, 2032	796,611	788,669
Ser. 01-3, Class A4, 6.91s, 2033	87,434	83,080

Ser. 02-1, Class A, 6.681s, 2033	128,922	125,492
FRB Ser. 02-1, Class M1A, 5.169s, 2033	356,000	320,210
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 2.989s, 2034	51,684	38,763
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	100,000	89,445
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.139s, 2035	32,000	28,800
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.749s, 2036	97,000	82,075
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.929s, 2036	137,000	117,012
FRB Ser. 06-2, Class 2A3, 2.769s, 2036	230,000	161,000
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 3.449s, 2018	15,693	13,810
GEBL 144A
Ser. 04-2, Class D, 5.568s, 2032 (F)	70,942	35,478
Ser. 04-2, Class C, 3.668s, 2032 (F)	70,942	46,121
Granite Mortgages PLC FRB Ser. 03-3, Class 1C, 5.344s,
2044 (United Kingdom)	53,379	43,181
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	33,057	29,846
Ser. 99-5, Class A5, 7.86s, 2030	454,620	400,065
Ser. 97-2, Class A7, 7.62s, 2028	11,361	12,113
Ser. 97-6, Class A9, 7.55s, 2029	31,583	31,499
Ser. 97-4, Class A7, 7.36s, 2029	57,996	57,598
Ser. 96-10, Class M1, 7.24s, 2028	63,000	54,810
Ser. 97-6, Class M1, 7.21s, 2029	73,000	57,596
Ser. 97-3, Class A5, 7.14s, 2028	15,141	15,568
Ser. 97-6, Class A8, 7.07s, 2029	11,298	11,423
Ser. 98-4, Class A7, 6.87s, 2030	20,447	20,856
Ser. 97-7, Class A8, 6.86s, 2029	37,899	37,025
Ser. 99-3, Class A7, 6.74s, 2031	19,000	18,545
Ser. 99-3, Class A6, 6 1/2s, 2031	24,876	24,383
Ser. 98-6, Class A7, 6.45s, 2030	15,163	15,425
Ser. 99-2, Class A7, 6.44s, 2030	74,330	70,076
Ser. 98-7, Class M1, 6.4s, 2030	20,000	14,051
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	146,142	132,380
Ser. 99-5, Class A4, 7.59s, 2028	81,418	81,418
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	56,727	56,668
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.749s, 2036	342,000	282,045
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.628s, 2036 (Cayman Islands)	108,303	64,982
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.929s, 2036	69,000	44,850
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	5,924	5,870
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	10,000	7,700
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	716,590	656,239
IFB Ser. 07-3, Class 4B, IO, 4.091s, 2037	272,745	26,130
FRB Ser. 07-6, Class 2A1, 2.809s, 2037	732,701	527,618
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 5.599s,
2036 (Cayman Islands)	120,000	55,800
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 2.859s, 2036	66,000	36,021
FRB Ser. 06-1, Class 2A3, 2.789s, 2036	105,000	84,525
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	16,086	14,192
FRB Ser. 02-1A, Class A1, 3.236s, 2024	17,660	16,226
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 3.998s, 2010	100,000	99,223
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	38,087	32,755
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	15,968	14,514
Ser. 04-B, Class C, 3.93s, 2012	6,849	6,234
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	63,071	58,849
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.759s, 2036	82,000	71,365
FRB Ser. 06-2, Class A2C, 2.749s, 2036	82,000	68,600
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	63,822	52,509
Ser. 95-B, Class B1, 7.55s, 2021	27,000	16,200
Ser. 00-D, Class A3, 6.99s, 2022	14,594	14,006
Ser. 01-E, Class A4, 6.81s, 2031	121,649	102,213
Ser. 99-B, Class A3, 6.45s, 2017	40,804	36,774
Ser. 01-E, Class A, IO, 6s, 2009	129,585	2,880
Ser. 01-D, Class A3, 5.9s, 2022	88,022	67,777
Ser. 02-C, Class A1, 5.41s, 2032	181,264	166,691
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	63,048	54,537
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.388s, 2018 (Ireland)	30,000	27,300
FRB Ser. 05-A, Class D, 4.588s, 2012 (Ireland)	32,000	26,560
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.099s, 2035	10,000	1,400
Origen Manufactured Housing Ser. 04-B, Class A2,

3.79s, 2017	11,824	11,613
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.729s, 2036	128,000	104,960
Permanent Financing PLC
FRB Ser. 3, Class 3C, 4.14s, 2042 (United Kingdom)	60,000	59,288
FRB Ser. 4, Class 3C, 3.79s, 2042 (United Kingdom)	110,000	103,951
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.8s, 2011 (United Kingdom)	116,000	98,577
FRB Ser. 04-2A, Class C, 3.68s, 2011 (United Kingdom)	100,000	82,055
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.789s, 2036	122,974	115,045
FRB Ser. 07-RZ1, Class A2, 2.759s, 2037	114,000	91,387
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.349s, 2035 (F)	52,000	5,187
Ser. 04-NT, Class Note, 4 1/2s, 2034	4,095	410
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 2.739s, 2037	107,000	72,760
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 2.809s, 2036	139,000	87,890
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.769s, 2036	66,000	56,585
FRB Ser. 06-3, Class A3, 2.759s, 2036	344,000	284,694
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.099s, 2035	29,000	3,480
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.859s, 2036	66,000	33,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	243,990	234,320
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	100,000	71,884
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	3,989	3,924
Ser. 04-4, Class D, 3.58s, 2012	2,386	2,365

Total asset-backed securities (cost $11,691,985)		$10,104,250

PURCHASED OPTIONS OUTSTANDING (1.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$4,868,000	$439,872
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,868,000	63,187
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	10,000,000	1
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	10,000,000	750,400
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	1,650,000	644
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	1,650,000	149,408
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	4,669,000	63,685
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	4,669,000	405,783
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	606,703
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,480,000	171,965
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing on April 16, 2018.	Apr-08/4.405	1,186,000	33,481
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.	Apr-08/4.405	1,186,000	2,443
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.2375% versus the three month
USD-LIBOR-BBA maturing May 8, 2018.	Feb-08/4.238	9,514,000	215,016
Option on an interest rate swap with Lehman Brothers

Special Financing, Inc. for the right to pay a fixed
rate of 4.2375% versus the three month USD-LIBOR-BBA
maturing May 8, 2018.	May-08/4.238	9,514,000	111,124
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	7,480,000	612,762
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	7,480,000	169,347
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	9,514,000	573,123
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	9,514,000	509,094
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	4,669,000	402,935
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	4,669,000	64,526
Option on an interest rate swap with JPMorgan Chase
Bank, N. A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,480,000	606,703
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	171,965

Total purchased options outstanding (cost $4,274,248)			$6,124,167

SENIOR LOANS (0.3%)(a)(c)
	Principal
	amount	Value

Basic Materials (--%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 5/8s, 2013	$12,000	$9,950
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013	17,954	16,611
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.453s, 2014	70,000	63,831
Momentive Performance Materials, Inc. bank term loan
FRN 4.938s, 2013	17,763	15,631
NewPage Holding Corp. bank term loan FRN 6.313s, 2014	18,000	17,565
		123,588

Capital Goods (--%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	964	896
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014	16,544	15,381
Polypore, Inc. bank term loan FRN Ser. B, 4.96s, 2014	17,955	15,800
Sequa Corp. bank term loan FRN 5.95s, 2014	35,910	33,853
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013	18,000	16,770
		82,700

Communication Services (0.1%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	17,954	16,989
Crown Castle International Corp. bank term loan FRN
4.196s, 2014	8,977	8,175
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7.453s, 2015	100,000	87,792
Intelsat Corp. bank term loan FRN Ser. B2, 5.611s, 2011	5,999	5,474
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.611s,
2013	6,001	5,476
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.611s,
2013	5,999	5,474
Level 3 Communications, Inc. bank term loan FRN
6.202s, 2014	18,000	15,390
MetroPCS Wireless, Inc. bank term loan FRN 6.097s, 2013	18,000	16,465
PAETEC Holding Corp. bank term loan FRN Ser. B1,
5.204s, 2013	17,955	16,653
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.13s, 2013	18,000	16,749
West Corp. bank term loan FRN 5.55s, 2013	18,000	15,540
		210,177

Consumer Cyclicals (0.1%)
Allison Transmission bank term loan FRN Ser. B,
5.746s, 2014	18,000	15,756

Aramark Corp. bank term loan FRN 4.83s, 2014	1,075	1,000
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014	16,925	15,745
Dana Corp. bank term loan FRN 6.779s, 2015	17,955	16,489
Goodman Global Holdings bank term loan FRN Ser. B,
7 1/2s, 2011	17,000	16,533
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	18,000	16,200
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 7.703s, 2015	18,000	16,473
Lear Corp bank term loan FRN 5.274s, 2013	18,000	16,358
National Bedding Co. bank term loan FRN 4.741s, 2011	8,000	6,520
Nortek Holdings, Inc. bank term loan FRN Ser. B,
5.35s, 2011	10,972	9,417
Yankee Candle Co., Inc. bank term loan FRN 4.611s, 2014	11,000	9,466
		139,957

Consumer Staples (0.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.552s, 2013	18,000	16,560
Cablevision Systems Corp. bank term loan FRN 4 3/4s,
2013	17,954	16,756
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	50,000	48,625
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	18,000	15,191
Cinemark USA, Inc. bank term loan FRN 4.772s, 2013	18,000	16,268
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014	17,955	14,337
Paxson Communications Corp. bank term loan FRN Ser. B,
7.627s, 2012	30,000	24,150
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.406s, 2014	17,955	15,540
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.815s, 2013	17,998	15,973
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014	17,396	13,668
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014	604	475
VNU Group BV bank term loan FRN Ser. B, 5.346s, 2013
(Netherlands)	17,972	16,181
		213,724

Energy (--%)
Sandridge Energy bank term loan FRN 8 5/8s, 2015	45,000	44,325
Sandridge Energy bank term loan FRN 6.323s, 2014	15,000	13,875
Western Refining, Inc. bank term loan FRN Ser. B,
4.994s, 2014	12,000	10,335
		68,535

Financial (--%)
Residential Capital, LLC bank term loan FRN 5.953s,
2008	80,000	58,400

Health Care (--%)
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	17,625	15,213
IASIS Healthcare, LLC/ IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.978s, 2014	4,315	3,891
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	1,151	1,038
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.244s, 2014	12,503	11,273
Sun Healthcare Group, Inc. bank term loan FRN 4.73s,
2014	3,001	2,701
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
5.539s, 2014	18,801	16,921
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.677s, 2014	1,892	1,703
		52,740

Technology (--%)
First Data Corp. bank term loan FRN Ser. B1, 5.355s,
2014	17,955	16,142
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.861s, 2013	11,970	10,057
SunGard Data Systems, Inc. bank term loan FRN 5.162s,
2014	18,000	16,670
Travelport bank term loan FRN 5.196s, 2013	10,809	9,400
Travelport bank term loan FRN Ser. B, 4.954s, 2013	7,191	6,253
		58,522

Transportation (--%)
Navistar Financial Corp. bank term loan FRN 5.957s,
2012	4,800	4,218
Navistar International Corp. bank term loan FRN
6.501s, 2012	13,200	11,600
		15,818

Utilities & Power (--%)

Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014		18,000	16,382
NRG Energy, Inc. bank term loan FRN 6.58s, 2014		5,686	5,308
NRG Energy, Inc. bank term loan FRN 6.58s, 2014		12,314	11,497
			33,187

Total senior loans (cost $1,070,847)			$1,057,348

INVESTMENT COMPANIES (0.1%)(a)
		Shares	Value

Harris & Harris Group, Inc. (NON)		9,005	$64,206
iShares Russell 2000 Growth Index Fund		1,800	131,220
iShares Russell 2000 Value Index Fund		1,200	79,128

Total investment companies (cost $330,576)			$274,554

MUNICIPAL BONDS AND NOTES (--%)(a)
		Principal
	Rating(RAT)	amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$45,000	$43,763
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	100,000	95,461

Total municipal bonds and notes (cost $144,995)			$139,224

CONVERTIBLE BONDS AND NOTES (--%)(a) (cost $70,380)
		Principal
		amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026		$65,000	$73,206

SHORT-TERM INVESTMENTS (10.6%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.35% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)		$3,012,952	$3,009,374
Putnam Prime Money Market Fund (e)		31,357,794	31,357,794

Total short-term investments (cost $34,367,168)			$34,367,168

TOTAL INVESTMENTS

Total investments (cost $484,513,336)(b)			$495,286,531

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $64,307,913) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,837,594	$11,563,194	4/16/08	$274,400
Brazilian Real	814,637	823,825	4/16/08	(9,188)
British Pound	14,186,658	14,239,212	6/18/08	(52,554)
Canadian Dollar	2,899,051	2,970,007	4/16/08	(70,956)
Chilean Peso	112,043	98,122	4/16/08	13,921
Czech Koruna	3,755	3,680	6/18/08	75
Danish Krone	360,747	348,418	6/18/08	12,329
Euro	5,078,912	5,006,733	6/18/08	72,179
Hong Kong Dollar	296,249	295,629	5/21/08	620
Hungarian Forint	2,897	2,778	6/18/08	119
Indian Rupee	451,391	459,336	5/21/08	(7,945)
Japanese Yen	6,767,158	6,375,043	5/21/08	392,115
Malaysian Ringgit	182,102	180,564	5/21/08	1,538
Malaysian Ringgit	178,918	177,106	1/8/09	1,812
Mexican Peso	303,068	297,385	4/16/08	5,683
Norwegian Krone	14,782,446	14,545,270	6/18/08	237,176
Polish Zloty	524,831	508,991	6/18/08	15,840
South African Rand	184,231	206,330	4/16/08	(22,099)
South Korean Won	190,833	199,138	5/21/08	(8,305)
Swiss Franc	5,302,824	5,171,689	6/18/08	131,135
Turkish Lira	767,391	835,463	6/18/08	(68,072)

Total				$919,823

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $75,359,456) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,842,207	$2,773,239	4/16/08	$(68,968)
British Pound	9,511,780	9,523,083	6/18/08	11,303
Canadian Dollar	5,503,850	5,644,156	4/16/08	140,306
Chilean Peso	100,684	93,654	4/16/08	(7,030)
Chinese Yuan	196,472	190,050	1/8/09	(6,422)
Czech Koruna	462	452	6/18/08	(10)
Euro	31,256,307	30,284,994	6/18/08	(971,313)
Hungarian Forint	667,141	642,325	6/18/08	(24,816)
Japanese Yen	7,188,397	6,783,953	5/21/08	(404,444)
Mexican Peso	82,891	81,717	4/16/08	(1,174)
New Zealand Dollar	727,078	724,852	4/16/08	(2,226)
Norwegian Krone	632,551	621,727	6/18/08	(10,824)
Polish Zloty	669	653	6/18/08	(16)
Singapore Dollar	2,505,014	2,454,179	5/21/08	(50,835)
South African Rand	32,130	31,788	4/16/08	(342)
Swedish Krona	11,834,457	11,479,493	6/18/08	(354,964)
Swiss Franc	3,477,521	3,371,994	6/18/08	(105,527)
Taiwan Dollar	490,773	478,698	5/21/08	(12,075)
Turkish Lira	175,224	178,449	6/18/08	3,225

Total				$(1,866,152)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges Index (Short)	5	$697,328	Apr-08	$(32,645)
Australian Government Treasury Bond 3 yr (Long)	70	16,199,843	Jun-08	(12,008)
Australian Government Treasury Bond 10 yr (Long)	19	12,227,183	Jun-08	20,743
Canadian Government Bond 10 yr (Long)	3	349,519	Jun-08	11,251
Canadian Government Bond 10 yr (Short)	8	932,049	Jun-08	(30,071)
DAX Index (Long)	5	1,301,127	Jun-08	62,892
Dow Jones Euro Stoxx 50 Index (Short)	234	13,106,414	Jun-08	(291,752)
Euro-Bobl 5 yr (Long)	6	1,045,258	Jun-08	(11,191)
Euro-Bund 10 yr (Long)	23	4,209,912	Jun-08	(35,275)
Euro-Bund 10 yr (Short)	24	4,392,951	Jun-08	34,017
Euro-CAC 40 Index (Short)	17	1,264,470	Apr-08	(42,860)
Euro-Dollar 90 day (Short)	90	21,989,250	Jun-08	(573,721)
Euro-Dollar 90 day (Short)	49	11,993,363	Sep-08	(311,646)
Euro-Dollar 90 day (Long)	49	11,934,563	Sep-09	268,067
Euro-Euribor Interest Rate 90 day (Short)	28	10,592,799	Sep-08	17,195
Euro-Euribor Interest Rate 90 day (Short)	42	15,910,742	Dec-08	48,657
Euro-Euribor Interest Rate 90 day (Long)	45	17,090,722	Sep-09	(41,355)
Euro-Euribor Interest Rate 90 day (Long)	25	9,488,928	Dec-09	(28,753)
Euro-Schatz 2 yr (Long)	59	9,730,858	Jun-08	(51,333)
Hang Seng Index (Long)	62	9,014,546	Apr-08	363,622
IBEX 35 Index (Long)	32	6,683,993	Apr-08	152,773
Japanese Government Bond 10 yr (Long)	6	8,454,874	Jun-08	92,032
Japanese Government Bond 10 yr Mini (Short)	8	1,126,835	Jun-08	(10,060)
New Financial Times Stock Exchange 100 Index (Short)	98	11,091,878	Jun-08	(281,478)
OMXS 30 Index (Short)	181	2,834,362	Apr-08	(72,362)
SGX MSCI Singapore Index (Short)	7	377,322	Apr-08	(3,687)
SPI 200 Index (Short)	22	2,710,789	Jun-08	(126,184)
Sterling Interest Rate 90 day (Long)	1	236,338	Dec-09	(325)
Sterling Interest Rate 90 day (Long)	46	10,884,081	Sep-09	24,011
Sterling Interest Rate 90 day (Short)	46	10,815,678	Sep-08	(18,482)
Sterling Interest Rate 90 day (Short)	1	235,842	Dec-08	146
Tokyo Price Index (Short)	43	5,241,326	Jun-08	(23,910)
U.K. Gilt 10 yr (Long)	4	882,698	Jun-08	22,513
U.K. Gilt 10 yr (Short)	12	2,648,094	Jun-08	(67,839)
Russell 2000 Index Mini (Long)	9	621,000	Jun-08	6,282
Russell 2000 Index Mini (Short)	355	24,495,000	Jun-08	(349,866)
S&P 500 Index (Long)	4	1,324,000	Jun-08	11,872
S&P 500 Index E-Mini (Long)	789	52,231,800	Jun-08	309,092
S&P Mid Cap 400 Index E-Mini (Long)	67	5,236,050	Jun-08	84,155
S&P Mid Cap 400 Index E-Mini (Short)	18	1,406,700	Jun-08	(23,076)
S&P/MIB Index (Short)	12	2,901,552	Jun-08	(9,435)
U.S. Treasury Bond 20 yr (Long)	136	16,156,375	Jun-08	290,052
U.S. Treasury Note 2 yr (Short)	1,437	308,461,031	Jun-08	(845,006)
U.S. Treasury Note 5 yr (Short)	308	35,184,188	Jun-08	93,337
U.S. Treasury Note 10 yr (Long)	763	90,761,234	Jun-08	2,006,472

Total				$624,861

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $3,654,996) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	$6,022,000	Jun-08/5.95	$843

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	6,022,000	Jun-08/5.95	904,565

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	11,085,000	Aug-08/5.31	45,227

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	11,085,000	Aug-08/5.31	1,057,176

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	3,554,000	Feb-09/4.935	71,009

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	3,554,000	Feb-09/4.935	233,285

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	983,000	May-12/5.515	69,587

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	983,000	May-12/5.515	43,390

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	393,000	May-12/5.52	27,848

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	393,000	May-12/5.52	17,290

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	6,158,000	Dec-08/5	437,403

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	6,158,000	Dec-08/5	89,907

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	7,801,000	Feb-10/5.215	555,743

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	7,801,000	Feb-10/5.215	239,101

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.08	354,561

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.08	191,187

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.22	390,477

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	5,475,000	Feb-10/5.22	168,356

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,966,000	May-12/5.51	138,544

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,966,000	May-12/5.51	87,094

S&P 500 Call Option	17	Apr-08/$1,375	33,575

S&P 500 Call Option	50	Apr-08/$1,405	28,750

Total			$5,184,918

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $74,144,258) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 5 1/2s, April 1, 2038	$1,000,000	4/21/08	$1,018,984
FNMA, 5s, April 1, 2038	1,000,000	4/14/08	989,531
FNMA, 5 1/2s, April 1, 2038	69,500,000	4/14/08	70,146,139
FNMA, 6 1/2s, April 1, 2038	2,000,000	4/14/08	2,071,094

Total			$74,225,748

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,509,000	$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$402,091

1,500,000	--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(11,008)

4,370,000	--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(162,731)

3,500,000	--	1/14/10	3 month USD-LIBOR-BBA	4.106%	99,537

4,700,000	--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(254,033)

1,719,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	61,263

940,000	--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(60,463)

340,000	--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(19,903)

140,000	--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(8,045)

170,000	--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(9,087)

2,300,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(208,358)

204,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(21,460)

600,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	30,297

Bear Stearns Bank plc
2,800,000	--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(249,036)

Citibank, N.A.
190,000	--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(21,947)

2,220,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(99,224)

4,768,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(354,631)

5,577,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(248,143)

5,731,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(570,735)

140,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	13,870

7,854,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	277,917

1,478,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(93,117)

Credit Suisse First Boston International
6,200,000	--	11/17/09	3.947%	3 month USD-LIBOR-BBA	(221,413)

3,140,000	--	3/9/09	3 month USD-LIBOR-BBA	3.195%	23,257

2,750,000	--	10/7/14	3 month USD-LIBOR-BBA	4.624%	191,186

Credit Suisse International
4,300,000	--	3/15/10	6 month EUR-EURIBOR-Reuters	3.927%	(30,126)

1,500,000	--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(9,591)

1,010,000	--	3/13/18	4.317%	6 month EUR-EURIBOR-Reuters	10,366

6,590,000	--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	24,422

6,590,000	--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	15,055

1,500,000	--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(11,856)

4,300,000	--	3/15/10	6 month EUR-EURIBOR-Reuters	4.0525%	(14,453)

1,010,000	--	3/14/18	4.345%	6 month EUR-EURIBOR-Reuters	6,919

315,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(24,848)

185,000	--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	17,592

570,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	66,569

303,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(26,676)

Deutsche Bank AG
1,300,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	151,824

890,000	--	11/7/17	3 month USD-LIBOR-BBA	5.056%	86,456

Goldman Sachs International
1,376,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(86,412)

7,490,000	--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(26,541)

2,030,000	--	3/26/18	4.33%	6 month EUR-EURIBOR-Reuters	19,567

6,240,000	--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	34,275

1,520,000	--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	(23,101)

1,105,000	--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(14,052)

368,000	--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	32,876

191,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(22,782)

4,700,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(197,806)

5,302,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(169,029)

1,191,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	127,577

5,186,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(161,951)

1,145,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	114,493

937,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	92,518

1,130,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	80,266

6,500,000	--	10/1/12	3 month USD-LIBOR-BBA	4.909%	552,325

170,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	16,764

560,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(63,361)

195,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(26,782)

1,167,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(88,566)

570,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(47,689)

4,241,200	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	152,583

7,918,200	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	262,737

2,205,200	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(200,267)

440,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	43,726

12,293,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(1,779,804)

JPMorgan Chase Bank, N.A.
1,400,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(151,041)

3,435,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(288,399)

17,750,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(379,774)

3,558,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(112,943)

3,491,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	111,538

860,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(50,263)

6,694,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(421,455)

19,113,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	20,557

34,240,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	(126,205)

16,987,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(123,511)

26,144,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(49,132)

13,216,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(22,999)

8,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(624,949)

208,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(21,180)

1,295,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(16,534)

3,900,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	269,394

3,600,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	535,953

4,220,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	178,913

1,650,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(157,286)

2,300,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(224,287)

5,288,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(168,838)

1,188,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	128,038

800,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	106,778

746,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(72,805)

4,688,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	534,193

4,916,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	497,710

432,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	38,452

5,200,000	--	8/7/12	3 month USD-LIBOR-BBA	5.194%	446,255

820,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(51,818)

200,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(10,651)

2,860,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	133,803

574,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	34,828

10,100,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	868,903

2,357,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(241,951)

716,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(71,941)

7,918,200	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	264,178

2,205,200	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(199,665)

865,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(83,838)

4,194,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(322,503)

540,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	52,536

5,577,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(249,266)

5,731,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(574,160)

5,842,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	356,597

1,478,000		--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(98,123)

7,200,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	89,877

4,000,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	483,488

1,400,000		--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	63,313

2,100,000		--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(186,230)

4,292,000		--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	(75,965)

925,000		--	1/24/18	4.135%	3 month USD-LIBOR-BBA	(5,609)

1,233,000		--	1/24/18	4.175%	3 month USD-LIBOR-BBA	(11,625)

1,233,000		--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	(10,326)

11,302,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	190,383

9,700,000		--	2/4/10	3 month USD-LIBOR-BBA	2.835%	66,364

1,500,000		--	2/4/18	3 month USD-LIBOR-BBA	4.2625%	26,478

800,000		--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(34,397)

200,000		--	4/17/17	3 month USD-LIBOR-BBA	5.266%	22,886

Lehman Brothers Special Financing, Inc.
4,690,000		28,209	2/26/18	4.65%	3 month USD-LIBOR-BBA	(201,027)

8,494,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(28,412)

22,430,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(30,900)

22,430,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(12,375)

1,455,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	22,451

2,910,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(11,436)

8,506,000		--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(89,418)

1,940,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(14,145)

21,100,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(65,169)

7,100,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	74,003

4,990,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	3,093

1,410,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	(4,532)

1,260,000	(E)(F)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	5,428

5,700,000		--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(569,949)

1,100,000		--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(88,586)

2,301,405		--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(87,423)

3,868,000		--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(147,189)

521,000		--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(53,585)

599,280		--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(48,134)

4,710,000		--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(464,203)

143,130		--	8/29/17	3 month USD-LIBOR-BBA	5.32%	15,037

10,375,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	130,750

7,663,000		--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(653,992)

8,408,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,044,487)

6,250,000		--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(652,753)

6,530,000		--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(538,565)

2,123,000		--	10/23/08	3 month USD-LIBOR-BBA	5.26%	64,605

853,000		--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	101,616

2,123,000		--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(64,495)

853,000		--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(101,444)

7,400,000		--	11/29/08	3 month USD-LIBOR-BBA	5.045%	227,659

2,610,000		--	11/29/16	3 month USD-LIBOR-BBA	5.02%	247,402

660,000		--	11/29/26	3 month USD-LIBOR-BBA	5.135%	59,439

5,953,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(148,947)

4,500,000		--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(112,453)

1,458,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(120,785)

2,827,500		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	101,377

7,918,200		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	274,977

2,205,200		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(224,315)

4,768,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(351,536)

300,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	29,123

5,577,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(249,889)

5,731,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(563,221)

770,000		--	11/9/17	3 month USD-LIBOR-BBA	5.068%	75,737

1,588,000		--	12/11/17	3 month USD-LIBOR-BBA	4.839%	122,231

7,854,000		--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	274,640

15,907,000		--	2/8/10	2.728%	3 month USD-LIBOR-BBA	(74,273)

11,512,000		--	2/7/18	4.217%	3 month USD-LIBOR-BBA	(156,018)

6,294,000		--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(282,782)

900,000		--	2/4/38	3 month USD-LIBOR-BBA	4.806%	24,923

970,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(22,289)

22,430,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(46,095)

7,490,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(1,416)

1,770,000		--	3/28/18	4.42%	6 month EUR-EURIBOR-Reuters	(2,359)

1,890,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(10,603)

Merrill Lynch Capital Services, Inc.
4,768,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(352,164)

1,260,000		--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(117,459)

Morgan Stanley Capital Services, Inc.
2,350,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	(34,851)

9,760,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	39,394

251,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(25,164)

818,000		--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(78,125)

Total						$(8,402,031)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty/			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$1,180,000	(1)	5/2/08	Banc of America	The spread	$(98,432)
				Securities CMBS	return of Banc
				AAA 10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

	1,600,000	(2)(F)	7/2/08	(Banc of America	The spread	120,142
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 150 bp)

	1,310,000	(1)	5/2/08	10 bp plus	The spread	(136,556)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	2,530,000	(1)	5/2/08	5 bp plus change	The spread	(266,525)
				in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	1,250,000	(1)	5/2/08	12.5 bp plus	The spread	(124,122)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	32,466,247		4/3/08	(Russell 2000	3 month USD-	3,525,413
				Total Return	LIBOR-BBA
Index)

	12,171,603		1/15/09	3 month USD-	Russell 2000	280,868
				LIBOR-BBA minus	Total Return
				110 bp	Index

Goldman Sachs International
	5,000,000	(2)(F)	7/2/08	(Banc	The spread	(113,395)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

	178,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(11,755)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	1,810,000	(1)(F)	5/1/08	10 bp plus	The spread	47,554
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	1,880,000	(1)(F)	11/2/08	20 bp plus	The spread	55,430
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

EUR	6,168,000		3/26/09	(2.27%)	Eurostat	(2,717)
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
	$2,068,067		4/8/08	(1 month USD-	Standard & Poors	77,388
				LIBOR-BBA plus	500
				25 bp)	Transportation
Index

	2,534,815		4/8/08	1 month USD-	Standard & Poors	55,892
				LIBOR-BBA minus	500 Banks Index

			30 bp

1,667,654		4/8/08	(1 month USD-	Standard & Poors	(2,064)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Services Index

2,301,493		4/8/08	(1 month USD-	Standard & Poors	(91,405)
			LIBOR-BBA plus	500 Media Index
			25 bp)

1,067,434		4/8/08	1 month USD-	Standard & Poors	(39,820)
			LIBOR-BBA minus	500 Household &
			30 bp	Personal
				Products Index

2,668,286		4/8/08	1 month USD-	Standard & Poors	(80,253)
			LIBOR-BBA minus	500 Food &
			30 bp	Staples
				Retailing GICS
				Industry Group
				Index

1,400,834		4/8/08	1 month USD-	Standard & Poors	(93,959)
			LIBOR-BBA minus	500 Real Estate
			30 bp	Index

2,735,235		4/8/08	1 month USD-	Standard & Poors	38,791
			LIBOR-BBA minus	500 Retailing
			30 bp	Index

967,209		4/8/08	1 month USD-	Standard & Poors	(46,241)
			LIBOR-BBA minus	500
			30 bp	Telecommunicatio
				n Services Index

2,301,322		4/8/08	1 month USD-	Standard & Poors	58,744
			LIBOR-BBA minus	500 Energy Index
			30 bp

1,000,546		4/8/08	1 month USD-	Standard and	2,447
			LIBOR-BBA minus	Poor's 500
			30 bp	Semiconductors
				and
				Semiconductors
				Equipment
				Industry Group
				Index

600,413		4/8/08	(1 month USD-	Standard & Poors	(18,193)
			LIBOR-BBA plus	500
			25 bp)	Pharmaceuticals,
				Biotechnology &
				Life Sciences
				Index

1,934,546		4/8/08	(1 month USD-	Standard & Poors	22,170
			LIBOR-BBA plus	500 Software &
			25 bp)	Services Index

1,467,469		4/8/08	(1 month USD-	Standard & Poors	(13,213)
			LIBOR-BBA plus	500 Insurance
			25 bp)	Index

3,602,157		4/8/08	(1 month USD-	Standard & Poors	87,831
			LIBOR-BBA plus	500 Capital
			25 bp)	Goods Index

1,801,255		4/8/08	(1 month USD-	Standard & Poors	3,722
			LIBOR-BBA plus	500 Technology
			25 bp)	Hardware &
				Equipment Index

1,100,679		4/8/08	(1 month USD-	Standard & Poors	(51,885)
			LIBOR-BBA plus	500 Automobiles
			25 bp)	& Components
				Index

3,602,356		4/8/08	1 month USD-	Standard & Poors	(51,656)
			LIBOR-BBA minus	500 Food
			30 bp	Beverage &
				Tobacco Index

1,634,413		4/8/08	(1 month USD-	Standard & Poors	(11,078)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

1,634,430		4/8/08	(1 month USD-	Standard & Poors	(9,169)
			LIBOR-BBA plus	500 Commercial
			25 bp)	Services &
				Supplies Index

1,534,517		4/8/08	(1 month USD-	Standard & Poors	29,089
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

834,750	(1)(F)	8/1/08	Change in spread	The spread	(108,659)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

3,197,277		9/24/08	3 month USD-	Russell 2000	(31,701)
			LIBOR-BBA	Total Return
				Index

336,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(23,362)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.
2,383,000	(2)(F)	8/1/08	(Beginning	The spread	(87,151)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

2,085,000	(2)(F)	9/1/08	(Beginning	The spread	(76,467)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

3,600,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(449,381)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,600,000	(2)(F)	4/1/08	(Beginning	The spread	502,340
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

2,193,000	(1)(F)	4/1/08	Beginning	The spread	(310,189)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

1,400,000	(2)(F)	5/1/08	(Beginning	The spread	147,508
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

980,000	(2)(F)	5/1/08	(Beginning	The spread	101,256
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

490,000	(2)(F)	6/1/08	(20 bp plus	The spread	47,250
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

1,130,000	(2)(F)	6/2/08	(Beginning	The spread	108,861
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

1,885,000	(2)(F)	6/1/08	(Beginning	The spread	205,883
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

3,250,000	(2)(F)	7/2/08	(Beginning	The spread	362,235
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

299,999		4/1/08	(the notional	100 bp plus	(25,602)

			amount)	Lehman Brothers
U.S. High Yield
Index

1,990,000	(2)(F)	7/1/08	(Beginning	The spread	(60,337)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

1,435,000	(1)	8/1/08	Lehman Brothers	The spread	(34,367)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

1,435,000	(1)	8/1/08	Lehman Brothers	The spread	(33,638)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

3,666,000	(1)	8/1/08	Lehman Brothers	The spread	(99,911)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
738,866		10/28/08	3 month USD-	Russell 2000	6,892
			LIBOR-BBA minus	Total Return
			105 bp	Index

Morgan Stanley Capital Services, Inc.
970,000	(1)(E)(F)	4/30/08	Change in spread	The spread	(81,650)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

1,799,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(145,989)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

1,130,000	(2)(F)	5/31/08	(Banc of America	The spread	74,945
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

1,330,000	(2)	4/1/08	(Beginning	The spread	146,964
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

3,722,000	(1)(E)(F)	8/1/08	Beginning	The spread	(127,493)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$3,151,280

(E) See Total return swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$10,000		12/20/08	550 bp	$(789)

BSKYB Finance UK Plc,
5 3/4%, 10/20/17	--	545,000		2/20/09	(50 bp)	(709)

DJ ABX NA CMBX BBB Index	250	364,000		10/12/52	(134 bp)	145,843

DJ ABX NA HE AAA Index	25,755	223,958	(F)	7/25/45	18 bp	2,202

DJ CDX NA HY Series 9
Index	(2,939)	495,000		12/20/12	375 bp	(55,676)

DJ CDX NA IG Series 8
Index	(876)	1,510,000		6/20/17	(60 bp)	92,300

DJ CDX NA IG Series 8
Index	(9,140)	2,510,000		6/20/17	(60 bp)	145,777

Financial Security
Assurance Inc.	--	20,000		12/20/12	95 bp	(1,215)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	15,000		6/20/11	(101 bp)	169

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	95,000		3/20/12	(95 bp)	(459)

Nalco, Co.
7.75%,11/15/11	--	10,000		9/20/12	350 bp	(236)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	25,000		3/20/16	(100 bp)	454

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	10,000		12/20/08	725 bp	(669)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	10,000		12/20/08	800 bp	(618)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	10,000		12/20/08	825 bp	(601)

Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	30,000		3/20/13	(43 bp)	799

CMS Energy Corp.,
6.875%, 12/15/15	--	90,000		6/20/12	57 bp	(3,910)

Conagra Foods Inc., 7%,
10/1/28	--	176,000		9/20/10	(27 bp)	801

DJ ABX NA HE AAA Index	44,075	418,054		7/25/45	18 bp	--

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	30,000		9/20/12	495 bp	(4,830)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	60,000		9/20/14	(105 bp)	(188)

Motorola, Inc., 6.5%,
9/1/25	--	45,000		3/20/13	(79 bp)	4,494

Sara Lee Corp., 6 1/8%,
11/1/32	--	50,000		9/20/11	(43 bp)	397

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	190,000		3/20/13	815 bp	(8,646)

Valero Energy Corp.,
9.5%, 2/1/13	--	70,000		3/20/13	(69.5 bp)	1,609

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	50,000		3/20/13	(65 bp)	636

Credit Suisse International
DJ ABX NA HE AAA Index	52,470	348,379		7/25/45	18 bp	16,909

DJ CMB NA CMBX AA Index	(12,518)	56,000		10/12/52	(25 bp)	(4,163)

DJ CMB NA CMBX AAA Index	528,631	3,176,000		12/13/49	8 bp	209,961

DJ CMB NA CMBX AAA Index	553,859	3,535,500		2/17/51	35 bp	243,380

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	20,000		6/20/17	297 bp	(2,469)

KB Home, 5 3/4%, 2/1/14	--	235,000		9/20/11	(425 bp)	2,593

Sprint Capital Corp,
8 3/8%, 3/15/12	--	155,000		6/20/12	(59 bp)	28,053

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	9,043	150,000		2/17/51	35 bp	(4,131)

DJ ABX NA HE AAA Index	20,609	201,064	(F)	7/25/45	18 bp	(537)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	1,240,000	(F)	12/20/12	(27.2 bp)	14,405

DJ CDX NA IG Series 9
Index 30-100% tranche	--	2,370,000		12/20/12	(65 bp)	(15,263)

DJ iTraxx Europe Series
8 Version 1	(22,062)	230,000		12/20/12	(375 bp)	(580)

DJ iTraxx Europe Series
9 Version 1	4,514	64,000		6/20/13	(650 bp)	1,621

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	200,000	(F)	12/20/12	61.56 bp	(6,107)

France Telecom, 7.25%,
1/28/13	--	90,000		6/20/16	70 bp	(2,738)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	45,000		6/20/09	400 bp	--

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	160,000		6/20/09	400 bp	(2,708)

iStar Financial, Inc.,
6%, 12/15/10	5,063	75,000		3/20/09	500 bp	1,509

Korea Monetary STAB
Bond, 5%, 2/14/09	--	620,000		2/23/09	105 bp	1,543

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--	620,000		2/19/10	115 bp	2,705

Nalco, Co. 7.75%,
11/15/11	--	10,000		12/20/12	363 bp	(216)

Taiwan T Bill	--	1,033,000		12/12/08	115 bp	1,412

Universal Corp., 5.2%,
10/15/13	--	115,000		3/20/15	(95 bp)	591

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	414,000		(a)	2.461%	(103,924)

DJ ABX HE A Index	65,670	98,000		1/25/38	369 bp	(17,570)

DJ ABX HE AAA Index	23,032	98,000		1/25/38	76 bp	(24,486)

DJ CDX NA CMBX AAA Index	4,023	110,000		3/15/49	7 bp	(4,822)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	3,544,200		12/20/10	429 bp	61,790

DJ CDX NA HY Series 9
Index 25-35% tranche	--	198,000		12/20/10	108.65 bp	(13,295)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,240,000		12/20/10	249 bp	(37,758)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	430,000		12/20/10	305 bp	(6,800)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,108,500		12/20/10	435 bp	88,470

DJ CDX NA IG Series 10
Index	(35,351)	4,790,000		6/20/13	155 bp	(10,049)

DJ CDX NA IG Series 8
Index	52,444	3,745,000		6/20/18	(150 bp)	9,464

DJ CDX NA IG Series 9
Index	132,974	6,700,000		12/20/12	60 bp	(118,678)

DJ CDX NA IG Series 9
Index	(17,973)	5,440,000		12/20/12	60 bp	(222,573)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	1,240,000	(F)	12/20/12	(26.75 bp)	14,658

DJ CDX NA IG Series 9
Index 30-100% tranche	--	2,480,000	(F)	12/20/12	(28.5 bp)	27,354

DJ CDX NA IG Series 9
Index 30-100% tranche	--	4,150,000	(F)	12/20/12	(62.75 bp)	(19,597)

General Motors Corp.,
7 1/8%, 7/15/13	--	10,000		9/20/08	620 bp	(41)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000		9/20/08	620 bp	(142)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	95,000		9/20/17	(67.8 bp)	12,017

Lighthouse
International Co, SA,
8%, 4/30/14	--	110,000		3/20/13	680 bp	(11,160)

Merrill Lynch & Co.,
5%, 1/15/15	--	95,000		9/20/17	(59.8 bp)	11,406

Unity Media GmBh,
8 3/4%, 2/15/15	--	110,000		3/20/13	735 bp	9,584

Wind Acquisition
9 3/4%, 12/1/15	--	110,000		3/20/13	597 bp	5,086

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S. A.,
8.25%, 6/15/15	--	110,000		3/20/13	795 bp	5,167

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,370,000		12/20/10	388.75 bp	21,286

DJ CDX NA HY Series 9
Index 25-35% tranche	--	203,000		12/20/10	105.5 bp	(13,798)

DJ CDX NA IG Series 9
Index	--	160,000	(F)	12/20/12	(13.55 bp)	2,846

DJ CDX NA IG Series 9
Index	(10,149)	242,000		12/20/17	(80 bp)	307

DJ CDX NA IG Series 9
Index	(3,045)	150,000		12/20/17	(80 bp)	3,436

DJ CDX NA IG Series 9
Index 30-100% tranche	--	660,000	(F)	12/20/12	(5.8 bp)	14,052

DJ CMB NA CMBX AAA Index	40,454	339,000		2/17/51	35 bp	10,684

DJ CMB NA CMBX AAA Index	131,926	1,054,000		12/13/49	8 bp	29,391

DJ CMB NA CMBX AAA Index	36,690	336,000		2/17/51	35 bp	7,184

DJ iTraxx Europe
Crossover Series 8
Version 1	(58,792)	440,000		12/20/12	(375 bp)	(17,694)

Glencore Funding LLC,
6%, 4/15/14	--	480,000		6/20/14	(148 bp)	13,914

iStar Financial, Inc.,
6%, 12/15/10	4,900	70,000		3/20/09	500 bp	1,584

Pulte Homes, Inc.,
5 1/4%,1/15/14	--	635,000		9/20/09	(621 bp)	(17,304)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--	5,000	(F)	3/20/13	685 bp	28

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	95,000		9/20/17	(77 bp)	5,291

CMS Energy Corp.,
6.875%, 12/15/15	--	25,000		6/20/12	62 bp	(1,038)

Community Health
Systems, 8 7/8%, 7/15/15	--	25,000		12/20/12	360 bp	(1,517)

Computer Sciences Corp,
5%, 2/15/13	--	435,000		3/20/18	(132 bp)	(4,691)

Diageo Capital Plc.,
7 1/4%, 11/1/09	--	210,000		3/20/12	(48 bp)	1,520

DJ ABX HE A Index	65,670	98,000		1/25/38	369 bp	(17,194)

DJ ABX HE A Index	68,110	98,000		1/25/38	369 bp	(14,755)

DJ ABX HE AAA Index	23,032	98,000		1/25/38	76 bp	(23,987)

DJ ABX HE AAA Index	27,440	98,000		1/25/38	76 bp	(19,600)

DJ CDX NA CMBX AA Index	(2,662)	84,000	(F)	3/15/49	(15 bp)	15,509

DJ CDX NA HY Series 8
Index 35-60% tranche	--	3,227,000		6/20/12	104 bp	(305,737)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	800,000		12/20/10	104.5 bp	(54,585)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	800,000		12/20/10	90 bp	(57,616)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,240,000		12/20/10	266 bp	(32,257)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,480,000		12/20/10	295 bp	(45,698)

DJ CDX NA IG Series 10
Index	52,404	2,800,000		6/20/18	(150 bp)	20,153

DJ CDX NA IG Series 10
Index	20,968	1,386,000		6/20/18	(150 bp)	3,492

DJ CDX NA IG Series 8
Index	12,939	828,000		6/20/12	35 bp	(27,130)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	2,814,350		6/20/12	(3.125 bp)	55,832

DJ CDX NA IG Series 8
Index 30-100% tranche	--	2,302,650		6/20/12	(8 bp)	41,277

DJ CDX NA IG Series 9
Index	(48,798)	1,053,500		12/20/17	(80 bp)	(3,002)

DJ CMB NA CMBX AAA Index	147,870	1,250,000		2/17/51	35 bp	38,098

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	200,000	(F)	12/20/12	59.3 bp	(6,226)

Domtar Corp., 7 1/8%,
8/15/15	--	20,000		12/20/11	(250 bp)	807

FirstEnergy Corp.,
7 3/8%, 11/15/31	--	430,000		12/20/11	(79 bp)	3,421

GMAC, LLC, 6 7/8%,
8/28/12	8,913	155,000		3/20/09	500 bp	(4,664)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	95,000		9/20/17	(58 bp)	6,671

HCA inc., T/L Bank Loan	--	33,000		3/20/09	225 bp	(4)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--	10,000		3/20/13	645 bp	(35)

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--	665,000		6/20/11	(195 bp)	8,432

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	95,000		9/20/17	(60.5 bp)	7,340

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	95,000		9/20/12	48 bp	(5,300)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	12,000		9/20/12	395 bp	(488)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	25,000		9/20/08	500 bp	(252)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	20,000		6/20/17	295 bp	(2,491)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	102,141	1,435,000		3/15/49	7 bp	(14,164)

DJ CDX NA IG Series 10
Index	24,898	1,278,000		6/20/18	(150 bp)	10,124

DJ CDX NA IG Series 10
Index	128,220	7,830,000		6/20/18	(150 bp)	38,358

DJ CDX NA IG Series 8
Index	36,070	3,000,000		6/20/12	35 bp	(109,111)

DJ CDX NA IG Series 8
Index	--	1,500,000		6/20/17	(60 bp)	92,580

DJ CDX NA IG Series 9

Index 30-100% tranche	--	430,000	12/20/12	(29.5 bp)	4,406

DJ CMB NA CMBX AA Index	(16,199)	71,000	10/12/52	(25 bp)	(5,563)

DJ CMB NA CMBX AAA Index	356,396	2,971,000	12/13/49	8 bp	82,356

DJ CMB NA CMBX AAA Index	402,558	3,709,500	2/17/51	35 bp	76,798

DJ CMB NA CMBX AAA Index	55,641	455,000	2/17/51	35 bp	15,684

DJ CMB NA CMBX AAA Index	60,568	455,000	12/13/49	8 bp	14,856

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	20,000	6/20/12	225 bp	(1,394)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	10,000	9/20/12	445 bp	(711)

Nalco, Co. 7.75%,
11/15/11	--	10,000	9/20/12	330 bp	(313)

Nalco, Co. 7.75%,
11/15/11	--	15,000	3/20/13	460 bp	237

Universal Corp., 5.2%,
10/15/13	--	345,000	3/20/13	(89 bp)	332

Total					$296,773

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

Key to holding's currency abbreviations
EUR Euro

(a) Percentages indicated are based on net assets of $325,271,356.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $485,891,734, resulting in gross unrealized appreciation and depreciation of $37,436,857 and $28,042,060, respectively, or net unrealized appreciation of $9,394,797.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $2,912,064. The fund received cash collateral of $3,009,374 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $230,452 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $61,246,623 and $54,350,610, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $95,626,262 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and options.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2008.

The fund had the following sector concentration greater than 10% at March 31, 2008 (as a percentage of net assets):

Financial	11.9%

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

Australia	0.8%
Austria	0.5
Belgium	1.0
France	0.9
Italy	1.0
Japan	2.3
Netherlands	0.6
Sweden	0.6

United Kingdom	2.6
United States	85.6
Other	4.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$227,920,959	$624,861

Level 2	$267,055,040	$(7,511,719)

Level 3	$310,532	$-

Total	$495,286,531	$(6,886,858)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2008

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$24	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$(130,973)	$-
Change in net unrealized appreciation (depreciation)	$130,950	$-

Net Realized and Unrealized Gain (Loss)	$(23)	$-

Net Purchases/Sales	$(1)	$-

Net Transfers in and/or out of Level 3	$310,532	$-

Balance as of March 31, 2008	$310,532	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Aerospace and Defense (2.9%)
Lockheed Martin Corp.	130,800	$12,988,440

Airlines (1.7%)
Air France-KLM (France)	46,663	1,313,801
Singapore Airlines, Ltd. (Singapore)	543,340	6,149,234
		7,463,035

Automotive (3.1%)
Nissan Motor Co., Ltd. (Japan)	178,600	1,475,796
Renault SA (France)	10,704	1,184,203
Suzuki Motor Corp. (Japan)	439,300	11,079,417
		13,739,416

Banking (8.0%)
Allied Irish Banks PLC (Ireland)	205,452	4,377,299
Bank of America Corp. (SEG)	254,200	9,636,722
Bank of Ireland PLC (Ireland)	128,092	1,904,298
Barclays PLC (United Kingdom)	311,845	2,800,877
Credit Agricole SA (France)	174,469	5,396,801
DBS Group Holdings, Ltd. (Singapore)	565,000	7,378,120
KBC Groupe SA (Belgium)	33,989	4,406,108
		35,900,225

Basic Materials (2.9%)
Antofagasta PLC (United Kingdom)	936,163	13,011,474

Beverage (0.8%)
PepsiCo, Inc.	49,500	3,573,900

Chemicals (0.5%)
Terra Industries, Inc. (NON) (S)	66,717	2,370,455

Communications Equipment (2.9%)
Nokia OYJ (Finland)	405,400	12,821,638

Computers (1.8%)
Seagate Technology (Cayman Islands) (S)	389,400	8,154,036

Conglomerates (1.4%)
Mitsubishi Corp. (Japan)	164,900	4,977,427
Vivendi SA (France)	35,336	1,380,240
		6,357,667

Consumer (1.4%)
Matsushita Electric Industrial Co., Ltd. (Japan)	283,000	6,129,964

Consumer Goods (2.5%)
Reckitt Benckiser PLC (United Kingdom)	201,975	11,176,722

Electronics (1.3%)
NVIDIA Corp. (NON) (S)	300,600	5,948,874

Energy (4.7%)
ENSCO International, Inc.	153,600	9,618,432
National-Oilwell Varco, Inc. (NON)	109,000	6,363,420
Petroleum Geo-Services ASA (Norway)	207,099	5,124,200
		21,106,052

Financial (1.4%)
JPMorgan Chase & Co.	29,228	1,255,343
Korea Investment Holdings Co., Ltd. (South Korea)	47,040	2,209,231
Man Group PLC (United Kingdom)	247,463	2,720,626
		6,185,200

Food (0.3%)
Delhaize Group (Belgium)	19,041	1,497,717

Health Care Services (0.3%)
Suzuken Co., Ltd. (Japan)	38,400	1,578,821

Insurance (5.9%)
Allianz SE (Germany)	34,912	6,913,712
Swiss Re (Switzerland)	138,906	12,132,597
Zurich Financial Services AG (Switzerland)	23,975	7,549,518
		26,595,827

Investment Banking/Brokerage (2.5%)
Babcock & Brown, Ltd. (Australia) (S)	197,440	2,654,630
Credit Suisse Group (Switzerland)	105,667	5,378,038
Goldman Sachs Group, Inc. (The)	19,000	3,142,410

		11,175,078

Manufacturing (1.8%)
Hyundai Mipo Dockyard (South Korea)	10,762	2,418,488
NSK, Ltd. (Japan)	530,000	4,012,736
Roper Industries, Inc.	31,800	1,890,192
		8,321,416

Media (3.0%)
Viacom, Inc. Class B (NON)	338,700	13,419,294

Metals (6.2%)
AK Steel Holding Corp.	39,639	2,157,154
BHP Billiton, Ltd. (Australia)	229,338	7,501,383
MMC Norilsk Nickel ADR (Russia)	193,000	5,442,600
Salzgitter AG (Germany)	28,700	4,990,983
voestalpine AG (Austria)	112,315	7,799,243
		27,891,363

Natural Gas Utilities (0.8%)
Energen Corp.	59,600	3,713,080

Office Equipment & Supplies (1.9%)
Canon, Inc. (Japan)	183,100	8,427,888

Oil & Gas (10.2%)
Addax Petroleum Corp. (Switzerland)	165,500	6,559,795
Exxon Mobil Corp.	134,700	11,392,926
Inpex Holdings, Inc. (Japan)	789	8,782,491
Royal Dutch Shell PLC Class A (Netherlands)	371,730	12,824,481
Valero Energy Corp.	127,000	6,236,970
		45,796,663

Pharmaceuticals (9.1%)
AstraZeneca PLC (United Kingdom)	37,951	1,417,624
Eli Lilly Co.	87,400	4,508,966
Johnson & Johnson	241,800	15,685,564
Pfizer, Inc.	720,900	15,088,437
Roche Holding AG (Switzerland)	22,930	4,314,959
		41,015,550

Regional Bells (2.1%)
Verizon Communications, Inc. (S)	255,000	9,294,750

Retail (1.4%)
Hennes & Mauritz AB Class B (Sweden)	99,550	6,116,615

Shipping (1.9%)
Mitsui O.S.K. Lines, Ltd. (Japan)	678,000	8,192,840
Pacific Basin Shipping, Ltd. (Hong Kong)	241,000	396,392
		8,589,232

Software (6.3%)
Adobe Systems, Inc. (NON)	329,100	11,712,669
Oracle Corp. (NON)	532,422	10,414,174
Symantec Corp. (NON)	375,700	6,244,134
		28,370,977

Telecommunications (1.5%)
Embarq Corp.	149,494	5,994,709
Sprint Nextel Corp.	131,800	881,742
		6,876,451

Tobacco (4.7%)
Altria Group, Inc.	117,300	2,604,060
Loews Corp. - Carolina Group	176,220	12,784,761
Philip Morris International, Inc. (NON)	117,300	5,933,034
		21,321,855

Trucks & Parts (0.5%)
Toyota Boshoku Corp. (Japan)	72,000	2,155,235

Total common stocks (cost $448,255,189)		$439,084,910

SHORT-TERM INVESTMENTS (6.8%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	9,533,790	$9,533,790
Short-term investments held as collateral for loaned
securities with yields ranging from 1.35% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$20,925,855	20,902,050

Total short-term investments (cost $30,435,840)		$30,435,840

TOTAL INVESTMENTS

Total investments (cost $478,691,029) (b)		$469,520,750

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $87,885,873) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$27,143,480	$26,328,679	4/16/08	$814,801
British Pound	20,917,315	20,936,949	6/18/08	(19,634)
Canadian Dollar	9,498,031	9,674,078	4/16/08	(176,047)
Euro	7,425,136	7,407,077	6/18/08	18,059
Japanese Yen	2,945,421	2,888,625	5/21/08	56,796
Norwegian Krone	15,482,019	15,298,346	6/18/08	183,673
Swedish Krona	2,028,613	1,957,069	6/18/08	71,544
Swiss Franc	3,451,744	3,395,050	6/18/08	56,694

Total				$1,005,886

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $67,548,956) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,938,231	$8,906,333	4/16/08	$(31,898)
British Pound	581,890	583,467	6/18/08	1,577
Canadian Dollar	73,709	76,756	4/16/08	3,047
Euro	7,476,717	7,351,990	6/18/08	(124,727)
Japanese Yen	29,523,680	27,982,732	5/21/08	(1,540,948)
Norwegian Krone	2,706,331	2,692,256	6/18/08	(14,075)
Swedish Krona	4,623,627	4,463,152	6/18/08	(160,475)
Swiss Franc	16,100,488	15,492,270	6/18/08	(608,218)

Total				$(2,475,717)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	5	$280,052	Jun-08	$5,504
New Financial Times Stock Exchange 100 Index (Long)	3	339,547	Jun-08	6,681
Tokyo Price Index (Long)	2	243,783	Jun-08	1,094

Total				$13,279

NOTES

(a) Percentages indicated are based on net assets of $449,469,985.

(b) The aggregate identified cost on a tax basis is $479,277,915, resulting in gross unrealized appreciation and depreciation of $27,030,697 and $36,787,862, respectively, or net unrealized depreciation of $9,757,165.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $20,058,473. The fund received cash collateral of $20,902,050 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $78,139 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $61,617,060 and $52,733,264, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $2,333,211 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

United States	45.6%
Japan	12.7
Switzerland	8.0
United Kingdom	6.9
Singapore	3.0
Netherlands	2.9
Finland	2.9
Germany	2.6
Australia	2.3
France	2.1
Cayman Islands	1.8
Austria	1.7
Ireland	1.4
Sweden	1.4
Belgium	1.3
Russia	1.2
Norway	1.1
South Korea	1.0
Hong Kong	0.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$448,618,700	$13,279

Level 2	$20,902,050	$(1,469,831)

Level 3	$-	$-

Total	$469,520,750	$(1,456,552)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and Marketing Services (0.4%)
Omnicom Group, Inc.	236,000	$10,426,480

Aerospace and Defense (2.2%)
L-3 Communications Holdings, Inc.	123,000	13,448,820
Lockheed Martin Corp.	247,000	24,527,100
United Technologies Corp.	234,000	16,103,880
		54,079,800

Airlines (0.4%)
AMR Corp. (NON)	502,000	4,528,040
Delta Air Lines, Inc. (NON)	330,000	2,838,000
UAL Corp. (S)	163,000	3,509,390
		10,875,430

Automotive (1.0%)
Ford Motor Co. (NON) (S)	3,562,379	20,376,808
Harley-Davidson, Inc.	107,000	4,012,500
		24,389,308

Banking (7.0%)
Bank of America Corp.	1,882,500	71,365,575
First Horizon National Corp.	169,000	2,367,690
National City Corp.	398,000	3,960,100
PNC Financial Services Group	70,800	4,642,356
U.S. Bancorp	1,776,900	57,500,484
Wells Fargo & Co.	1,127,400	32,807,340
		172,643,545

Beverage (1.5%)
Molson Coors Brewing Co. Class B	283,000	14,877,310
Pepsi Bottling Group, Inc. (The)	619,000	20,990,290
		35,867,600

Biotechnology (0.6%)
Amgen, Inc. (NON)	338,000	14,121,640

Building Materials (0.8%)
Masco Corp.	947,200	18,782,976

Chemicals (2.5%)
Celanese Corp. Ser. A	330,000	12,886,500
E.I. du Pont de Nemours & Co.	569,000	26,606,440
Huntsman Corp.	95,700	2,253,735
Rohm & Haas Co.	366,470	19,818,698
		61,565,373

Commercial and Consumer Services (0.3%)
Alliance Data Systems Corp. (NON) (S)	137,000	6,508,870

Communications Equipment (0.9%)
Cisco Systems, Inc. (NON) (S)	625,200	15,061,068
Corning, Inc.	255,000	6,130,200
		21,191,268

Computers (1.7%)
Dell, Inc. (NON)	100,900	2,009,928
Hewlett-Packard Co.	275,210	12,566,089
IBM Corp.	237,200	27,311,208
		41,887,225

Conglomerates (2.9%)
3M Co.	179,315	14,192,782
General Electric Co.	498,000	18,430,980
Honeywell International, Inc.	280,000	15,797,600
Textron, Inc. (S)	177,538	9,839,156
Tyco International, Ltd. (Bermuda)	277,575	12,227,179
		70,487,697

Consumer Finance (2.0%)
Capital One Financial Corp.	909,000	44,740,980
Countrywide Financial Corp.	645,597	3,550,784
		48,291,764

Consumer Goods (5.0%)
Clorox Co. (S)	819,409	46,411,326
Newell Rubbermaid, Inc.	322,000	7,364,140
Procter & Gamble Co. (The)	1,000,000	70,070,000

		123,845,466

Consumer Services (0.1%)
Service Corporation International	333,100	3,377,634

Containers (0.1%)
Crown Holdings, Inc. (NON)	127,800	3,215,448

Electric Utilities (5.2%)
Edison International	855,000	41,912,100
Entergy Corp. (S)	159,800	17,430,984
Exelon Corp.	237,327	19,287,565
FirstEnergy Corp.	57,000	3,911,340
PG&E Corp.	978,200	36,017,324
Sierra Pacific Resources	319,300	4,032,759
Wisconsin Energy Corp.	139,000	6,114,610
		128,706,682

Electrical Equipment (0.8%)
Emerson Electric Co. (S)	299,000	15,386,540
WESCO International, Inc. (NON)	99,000	3,612,510
		18,999,050

Electronics (0.9%)
Avnet, Inc. (NON) (S)	86,000	2,814,780
Intel Corp.	725,000	15,355,500
Tyco Electronics, Ltd. (Bermuda) (S)	96,575	3,314,454
		21,484,734

Energy (0.5%)
Global Industries, Ltd. (NON)	703,000	11,311,270

Financial (4.6%)
Citigroup, Inc.	777,996	16,664,674
Freddie Mac	797,000	20,180,040
JPMorgan Chase & Co.	1,520,000	65,284,000
MGIC Investment Corp.	410,441	4,321,944
PMI Group, Inc. (The)	378,505	2,202,899
Radian Group, Inc.	575,308	3,779,774
		112,433,331

Food (1.0%)
Kraft Foods, Inc. Class A (S)	776,509	24,079,544

Health Care Services (2.1%)
Aetna, Inc.	117,000	4,924,530
AmerisourceBergen Corp.	179,000	7,335,420
Cardinal Health, Inc. (S)	187,568	9,849,196
Health Management Associates, Inc. Class A (NON)	2,203,000	11,653,870
McKesson Corp.	68,000	3,561,160
Quest Diagnostics, Inc. (S)	183,000	8,284,410
UnitedHealth Group, Inc.	113,000	3,882,680
WellPoint, Inc. (NON)	47,000	2,074,110
		51,565,376

Homebuilding (0.8%)
Lennar Corp. (S)	615,800	11,583,198
Toll Brothers, Inc. (NON) (S)	353,000	8,288,440
		19,871,638

Household Furniture and Appliances (0.2%)
Whirlpool Corp. (S)	63,000	5,467,140

Insurance (9.6%)
ACE, Ltd. (Bermuda)	889,500	48,975,870
Allstate Corp. (The)	125,000	6,007,500
American International Group, Inc.	1,472,500	63,685,625
Berkshire Hathaway, Inc. Class B (NON)	7,961	35,608,757
Chubb Corp. (The)	238,717	11,811,717
Everest Re Group, Ltd. (Bermuda)	204,900	18,344,697
Genworth Financial, Inc. Class A	1,608,530	36,417,119
Loews Corp.	392,000	15,766,240
		236,617,525

Investment Banking/Brokerage (3.7%)
Bear Stearns Cos., Inc. (The)	106,000	1,111,940
Goldman Sachs Group, Inc. (The)	224,369	37,108,389
Lehman Brothers Holdings, Inc.	444,000	16,712,160
Morgan Stanley	763,900	34,910,230
		89,842,719

Leisure (0.4%)
Brunswick Corp. (S)	636,500	10,164,905

Lodging/Tourism (0.6%)
Carnival Corp. (S)	111,000	4,493,280

Wyndham Worldwide Corp.	463,480	9,584,766
		14,078,046

Machinery (2.1%)
Caterpillar, Inc. (S)	318,000	24,896,220
Parker-Hannifin Corp.	370,463	25,661,972
		50,558,192

Media (1.2%)
Walt Disney Co. (The)	969,000	30,407,220

Medical Technology (2.6%)
Baxter International, Inc.	131,300	7,591,766
Boston Scientific Corp. (NON)	1,466,530	18,874,241
Covidien, Ltd.	482,575	21,353,944
Hospira, Inc. (NON)	271,000	11,590,670
Medtronic, Inc. (S)	116,000	5,610,920
		65,021,541

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	184,700	17,771,834
Nucor Corp.	96,000	6,503,040
		24,274,874

Oil & Gas (14.0%)
Apache Corp.	231,000	27,909,420
BP PLC ADR (United Kingdom)	724,000	43,910,600
ConocoPhillips	966,000	73,618,860
Devon Energy Corp.	187,000	19,509,710
Exxon Mobil Corp.	801,300	67,773,954
Marathon Oil Corp.	1,113,200	50,761,920
Nexen, Inc. (Canada)	470,000	13,916,700
Occidental Petroleum Corp.	91,000	6,658,470
Total SA ADR (France)	346,000	25,607,460
Valero Energy Corp.	279,100	13,706,601
		343,373,695

Pharmaceuticals (5.3%)
Johnson & Johnson	608,000	39,440,960
Pfizer, Inc.	4,164,900	87,171,357
Watson Pharmaceuticals, Inc. (NON)	75,000	2,199,000
		128,811,317

Photography/Imaging (0.1%)
Xerox Corp.	145,700	2,181,129

Publishing (0.1%)
Idearc, Inc. (S)	854,595	3,110,726

Railroads (0.2%)
Norfolk Southern Corp.	77,000	4,182,640

Regional Bells (5.6%)
AT&T, Inc.	1,402,000	53,696,600
Qwest Communications International, Inc. (S)	2,631,102	11,918,892
Verizon Communications, Inc.	1,970,900	71,839,305
		137,454,797

Retail (3.8%)
Best Buy Co., Inc. (S)	68,000	2,819,280
Big Lots, Inc. (NON)	291,118	6,491,931
Home Depot, Inc. (The) (S)	786,400	21,995,608
JC Penney Co., Inc. (Holding Co.)	299,000	11,275,290
Ross Stores, Inc.	325,000	9,737,000
Staples, Inc. (S)	887,000	19,611,570
Supervalu, Inc.	122,800	3,681,544
Wal-Mart Stores, Inc.	312,000	16,436,160
		92,048,383

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	166,000	7,171,200
Career Education Corp. (NON) (S)	284,000	3,612,480
		10,783,680

Software (1.1%)
Parametric Technology Corp. (NON)	520,792	8,322,256
Symantec Corp. (NON)	1,066,000	17,716,920
		26,039,176

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)	191,000	9,571,010

Telecommunications (0.5%)
Embarq Corp.	46,130	1,849,813
Sprint Nextel Corp.	1,737,600	11,624,544
		13,474,357

Tobacco (0.4%)
Altria Group, Inc.	133,800	2,970,360
Philip Morris International, Inc. (NON)	133,800	6,767,604
		9,737,964

Toys (0.2%)
Mattel, Inc.	188,400	3,749,160

Waste Management (0.8%)
Waste Management, Inc.	612,000	20,538,720

Total common stocks (cost $2,371,206,815)		$2,441,498,065

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $3,022,771)

	Principal amount	Value

MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	$3,073,000	$3,001,936

CONVERTIBLE PREFERRED STOCKS (0.1%)(a) (cost $1,533,480)
	Shares	Value

Ambac Financial Group, Inc. $4.75 cv. pfd.	30,000	$1,293,300

SHORT-TERM INVESTMENTS (5.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$130,885,615	$130,716,994
Putnam Prime Money Market Fund (e)	9,867,042	9,867,042

Total short-term investments (cost $140,584,036)		$140,584,036

TOTAL INVESTMENTS

Total investments (cost $2,516,347,102) (b)		$2,586,377,337

NOTES

(a) Percentages indicated are based on net assets of $2,450,751,006.

(b) The aggregate identified cost on a tax basis is $2,561,690,655, resulting in gross unrealized appreciation and depreciation of $387,268,242 and $362,581,560, respectively, or net unrealized appreciation of $24,686,682.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $126,835,170. The fund received cash collateral of $130,716,994 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $245,131 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $92,737,466 and $117,640,880, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$2,451,365,107	$-

Level 2	$135,012,230	$-

Level 3	$-	$-

Total	$2,586,377,337	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (88.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	6,500	$287,170

Aerospace and Defense (7.0%)
Alliant Techsystems, Inc. (NON)	1,600	165,648
Boeing Co. (The)	8,900	661,893
L-3 Communications Holdings, Inc.	3,101	339,063
Lockheed Martin Corp.	7,401	734,919
United Technologies Corp.	9,800	674,436
		2,575,959

Banking (1.2%)
U. S. Bancorp	14,200	459,512

Beverage (1.1%)
Pepsi Bottling Group, Inc. (The)	6,100	206,851
PepsiCo, Inc.	2,700	194,940
		401,791

Biotechnology (2.3%)
Amgen, Inc. (NON)	7,300	304,994
Biogen Idec, Inc. (NON)	4,300	265,267
Genzyme Corp. (NON)	3,600	268,344
		838,605

Chemicals (2.2%)
Celanese Corp. Ser. A	1,800	70,290
Monsanto Co.	3,000	334,500
Potash Corp. of Saskatchewan (Canada)	2,500	388,025
		792,815

Commercial and Consumer Services (1.6%)
Dun & Bradstreet Corp. (The)	3,100	252,278
Equifax, Inc.	6,600	227,568
Visa, Inc. Class A (NON)	1,630	101,647
		581,493

Communications Equipment (2.5%)
Cisco Systems, Inc. (NON)	38,361	924,116

Computers (4.1%)
Apple Computer, Inc. (NON)	5,700	817,950
EMC Corp. (NON)	19,700	282,498
IBM Corp.	2,700	310,878
NetApp, Inc. (NON)	5,100	102,255
		1,513,581

Conglomerates (1.4%)
Danaher Corp.	2,700	205,281
Honeywell International, Inc.	3,200	180,544
Tyco International, Ltd. (Bermuda)	2,700	118,935
		504,760

Consumer Finance (1.3%)
Capital One Financial Corp.	7,900	388,838
Mastercard, Inc. Class A	400	89,196
		478,034

Consumer Goods (2.7%)
Procter & Gamble Co. (The)	12,500	875,875
Unilever NV (NY Shares) (Netherlands)	3,600	121,428
		997,303

Electronics (4.0%)
Amphenol Corp. Class A	6,900	257,025
Intel Corp.	34,800	737,064
National Semiconductor Corp.	8,800	161,216
Texas Instruments, Inc.	10,900	308,143
		1,463,448

Energy (2.3%)
Dresser-Rand Group, Inc. (NON)	1,100	33,825
FMC Technologies, Inc. (NON)	2,200	125,158
Global Industries, Ltd. (NON)	4,100	65,969
Grant Prideco, Inc. (NON)	2,200	108,284
Halliburton Co.	8,800	346,104
National-Oilwell Varco, Inc. (NON)	2,900	169,302
		848,642

Financial (0.9%)
Assurant, Inc.	3,600	219,096
Nasdaq OMX Group, Inc. (The) (NON)	3,300	127,578
		346,674

Food (0.2%)
Sara Lee Corp.	5,800	81,084

Health Care Services (4.9%)
Aetna, Inc.	5,600	235,704
Express Scripts, Inc. (NON)	6,900	443,808
Humana, Inc. (NON)	2,700	121,122
Medco Health Solutions, Inc. (NON)	9,500	416,005
UnitedHealth Group, Inc.	8,000	274,880
WellPoint, Inc. (NON)	6,600	291,258
		1,782,777

Insurance (1.7%)
American International Group, Inc.	8,700	376,275
Berkshire Hathaway, Inc. Class B (NON)	53	237,064
		613,339

Investment Banking/Brokerage (3.0%)
BlackRock, Inc.	1,100	224,598
Blackstone Group LP (The)	12,500	198,500
Goldman Sachs Group, Inc. (The)	2,900	479,631
T. Rowe Price Group, Inc.	4,100	205,000
		1,107,729

Machinery (3.4%)
AGCO Corp. (NON)	2,000	119,760
Caterpillar, Inc.	6,800	532,372
Joy Global, Inc.	3,400	221,544
Parker-Hannifin Corp.	3,200	221,664
Terex Corp. (NON)	2,300	143,750
		1,239,090

Manufacturing (0.5%)
Mettler-Toledo International, Inc. (NON)	1,700	165,104

Media (0.6%)
Walt Disney Co. (The)	6,900	216,522

Medical Technology (3.9%)
Becton, Dickinson and Co.	4,600	394,910
Hospira, Inc. (NON)	5,700	243,789
Medtronic, Inc.	9,500	459,515
St. Jude Medical, Inc. (NON)	7,500	323,925
		1,422,139

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	2,900	279,038

Oil & Gas (9.2%)
Chevron Corp.	3,500	298,760
ConocoPhillips	7,900	602,059
Devon Energy Corp.	3,300	344,289
Exxon Mobil Corp.	7,800	659,724
Hess Corp.	3,000	264,540
Occidental Petroleum Corp.	8,100	592,677
Sunoco, Inc.	3,000	157,410
Tesoro Corp.	3,100	93,000
Valero Energy Corp.	7,300	358,503
		3,370,962

Pharmaceuticals (5.4%)
Eli Lilly Co.	3,000	154,770
Forest Laboratories, Inc. (NON)	1,408	56,334
Johnson & Johnson	13,600	882,232
Merck & Co., Inc.	15,800	599,610
Schering-Plough Corp.	8,600	123,926
Wyeth	3,700	154,512
		1,971,384

Power Producers (0.5%)
AES Corp. (The) (NON)	10,600	176,702

Publishing (0.8%)
McGraw-Hill Cos., Inc. (The)	7,700	284,515

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	18,328	396,618
Jones Lang LaSalle, Inc.	668	51,663
		448,281

Restaurants (0.8%)
Yum! Brands, Inc.	7,500	279,075

Retail (5.1%)
Best Buy Co., Inc. (S)	6,350	263,271
Big Lots, Inc. (NON)	5,500	122,650
Costco Wholesale Corp.	3,300	214,401
CVS Caremark Corp.	8,700	352,437
Dollar Tree, Inc. (NON)	1,737	47,924
Kroger Co.	7,400	187,960
Lowe's Cos., Inc.	4,300	98,642
Priceline.com, Inc. (NON)	700	84,602
Ross Stores, Inc.	4,500	134,820
Safeway, Inc.	4,800	140,880
Staples, Inc.	2,400	53,064
TJX Cos., Inc. (The)	4,500	148,815
		1,849,466

Software (5.3%)
Activision, Inc. (NON)	3,400	92,854
Adobe Systems, Inc. (NON)	15,200	540,968
Autodesk, Inc. (NON)	4,100	129,068
Microsoft Corp.	35,800	1,016,006
Symantec Corp. (NON)	8,800	146,256
		1,925,152

Technology Services (3.3%)
Accenture, Ltd. Class A (Bermuda)	9,900	348,183
eBay, Inc. (NON)	18,200	543,088
Google, Inc. Class A (NON)	715	314,936
		1,206,207

Textiles (0.7%)
Coach, Inc. (NON)	4,300	129,645
NIKE, Inc. Class B	2,000	136,000
		265,645

Tobacco (1.0%)
Altria Group, Inc.	2,600	57,720
Loews Corp. - Carolina Group	2,300	166,865
Philip Morris International, Inc. (NON)	2,600	131,508
		356,093

Waste Management (0.4%)
Republic Services, Inc.	4,900	143,276

Total common stocks (cost $29,001,412)		$32,197,483

INVESTMENT COMPANIES (4.9%)(a) (cost $1,833,784)
	Shares	Value

S&P 500 Index Depository Receipts (SPDR Trust Series
1) (S)	13,700	$1,807,715

SHORT-TERM INVESTMENTS (11.4%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$1,858,945	$1,856,550
Putnam Prime Money Market Fund (e)	2,327,498	2,327,498

Total short-term investments (cost $4,184,048)		$4,184,048

TOTAL INVESTMENTS

Total investments (cost $35,019,244) (b)		$38,189,246

NOTES

(a) Percentages indicated are based on net assets of $36,543,430.

(b) The aggregate identified cost on a tax basis is $35,785,603, resulting in gross unrealized appreciation and depreciation of $4,005,133 and $1,601,490 respectively, or net unrealized appreciation of $2,403,643.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $1,809,312. The fund received cash collateral of $1,856,550 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC.Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $8,052 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $7,463,316 and $5,199,095, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$36,332,696	$-

Level 2	1,856,550	-

Level 3	-	-

Total	$38,189,246	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.6%)(a)
		Shares	Value

Biotechnology (17.2%)
Amgen, Inc. (NON)		239,200	$9,993,776
Amylin Pharmaceuticals, Inc. (NON)		31,200	911,352
Arqule, Inc. (NON)		57,600	246,528
Basilea Pharmaceutical AG (Switzerland) (NON)		1,000	145,993
Basilea Pharmaceutical AG 144A (Switzerland) (NON)		5,000	729,964
Biogen Idec, Inc. (NON)		28,300	1,745,827
Celgene Corp. (NON)		8,283	507,665
Genentech, Inc. (NON) (S)		117,400	9,530,532
Genzyme Corp. (NON)		71,900	5,359,426
Idenix Pharmaceuticals, Inc. (NON) (S)		73,700	369,974
InterMune, Inc. (NON) (S)		40,500	590,490
			30,131,527

Health Care Services (18.4%)
Aetna, Inc.		37,100	1,561,539
AmerisourceBergen Corp.		54,600	2,237,508
Cardinal Health, Inc.		103,400	5,429,534
Centene Corp. (NON)		41,049	572,223
CIGNA Corp.		82,900	3,363,253
Coventry Health Care, Inc. (NON)		57,050	2,301,968
Express Scripts, Inc. (NON)		29,400	1,891,008
Health Management Associates, Inc. Class A (NON)		379,300	2,006,497
Henry Schein, Inc. (NON)		9,500	545,300
Laboratory Corp. of America Holdings (NON)		27,000	1,989,360
LifePoint Hospitals, Inc. (NON)		60,700	1,667,429
McKesson Corp.		26,200	1,372,094
Omnicare, Inc. (S)		54,900	996,984
Quest Diagnostics, Inc. (S)		54,900	2,485,323
UnitedHealth Group, Inc.		9,500	326,420
Universal Health Services, Inc. Class B		18,300	982,527
WellPoint, Inc. (NON)		59,900	2,643,387
			32,372,354

Manufacturing (0.2%)
Mettler-Toledo International, Inc. (NON)		3,700	359,344

Medical Technology (29.4%)
Baxter International, Inc.		84,600	4,891,572
Becton, Dickinson and Co.		45,500	3,906,175
Boston Scientific Corp. (NON)		520,400	6,697,548
Covidien, Ltd.		93,400	4,132,950
Edwards Lifesciences Corp. (NON)		27,765	1,236,931
Hospira, Inc. (NON)		119,300	5,102,461
Medtronic, Inc.		231,100	11,178,307
Nobel Biocare Holding AG (Switzerland)		7,640	1,776,923
Patterson Cos., Inc. (NON)		21,600	784,080
PerkinElmer, Inc.		44,900	1,088,825
Sirona Dental Systems, Inc. (NON) (S)		20,200	544,794
St. Jude Medical, Inc. (NON)		123,900	5,351,241
Synthes, Inc. (Switzerland)		5,519	771,838
Varian Medical Systems, Inc. (NON)		25,400	1,189,736
Waters Corp. (NON)		6,400	356,480
West Pharmaceutical Services, Inc.		21,400	946,522
Zimmer Holdings, Inc. (NON)		22,200	1,728,492
			51,684,875

Pharmaceuticals (33.7%)
Abbott Laboratories		108,100	5,961,715
Barr Pharmaceuticals, Inc. (NON)		98,100	4,739,211
Cephalon, Inc. (NON)		26,000	1,674,400
Eli Lilly Co.		3,800	196,042
Jazz Pharmaceuticals, Inc. (NON) (S)		38,300	345,466
Johnson & Johnson		141,500	9,179,105
Mylan Laboratories, Inc. (S)		319,100	3,701,560
Novartis AG (Switzerland)		137,585	7,051,023
Pfizer, Inc.		294,800	6,170,164
Roche Holding AG (Switzerland)		60,043	11,298,869
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)		61,200	2,826,828
Wyeth		141,500	5,909,040
			59,053,423

Retail (0.7%)
CVS Caremark Corp.		30,800	1,247,708

Total common stocks (cost $152,392,670)			$174,849,231

PURCHASED OPTIONS OUTSTANDING (0.0%)(a) (cost $34,008)
	Expiration date/	Contract
	strike price	amount	Value

CEPHALO	May 08/$50.00	26,000	$19,344

SHORT-TERM INVESTMENTS (9.4%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$14,180,113	$14,161,845
Putnam Prime Money Market Fund (e)	2,353,175	2,353,175

Total short-term investments (cost $16,515,020)		$16,515,020

TOTAL INVESTMENTS

Total investments (cost $168,941,698)(b)		$191,383,595

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $2,416) (Unaudited)
		Aggregate	Delivery	Unrealized/
	Value	face value	date	depreciation

British Pound	$2,365	$2,416	6/18/08	$(51)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $23,355,063) (Unaudited)

		Aggregate	Delivery	Unrealized/
	Value	face value	date	depreciation

British Pound	$2,365	$2,365	6/18/08	$--
Euro	2,928,947	2,822,451	6/18/08	(106,496)
Swiss Franc	21,381,664	20,530,247	6/18/08	(851,417)

Total				$(957,913)

NOTES

(a) Percentages indicated are based on net assets of $175,634,284.

(b) The aggregate identified cost on a tax basis is $173,288,625, resulting in gross unrealized appreciation and depreciation of $37,906,302 and $19,811,332, respectively, or net unrealized appreciation of $18,094,970.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $13,735,979. The fund received cash collateral of $14,161,845 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $44,091 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $13,475,112 and $19,733,750, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $957,965 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	177,202,406	-

Level 2	14,181,189	(957,964)

Level 3	-	-

Total	191,383,595	(957,964)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund
The fund's portfolio
3/31/08 (Unaudited)

CORPORATE BONDS AND NOTES (77.5%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.4%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,035,000	$983,250
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		330,000	290,400
			1,273,650

Automotive (3.9%)
Allison Transmission 144A company guaranty 11s, 2015		1,095,000	952,650
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		385,000	313,775
Ford Motor Co. notes 7.45s, 2031		1,285,000	848,100
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		2,385,000	2,079,570
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011 (S)		3,825,000	3,404,527
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,256,000	1,125,483
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009
(S)		1,370,000	1,248,252
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		4,745,000	3,962,075
Lear Corp. company guaranty 8 1/2s, 2013		1,315,000	1,170,350
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		690,000	677,925
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		80,000	84,800
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015		235,000	233,238
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		395,000	359,450
UCI Holdco, Inc. sr. unsec. notes FRN 12.491s, 2013 (PIK)		1,551,658	1,349,942
			17,810,137

Basic Materials (7.0%)
AK Steel Corp. company guaranty 7 3/4s, 2012		1,595,000	1,608,956
Aleris International, Inc. company guaranty 10s, 2016		1,240,000	787,400
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		1,100,000	803,000
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		505,000	436,825
ARCO Chemical Co. debs. 10 1/4s, 2010		715,000	725,725
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.315s, 2012		1,255,000	878,500
Century Aluminum Co. company guaranty 7 1/2s, 2014		625,000	606,250
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.8s, 2013 (Netherlands)		850,000	697,000
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		535,000	559,075
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		385,000	385,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		2,985,000	3,156,638
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,490,000	1,571,950
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.394s, 2015		535,000	528,313
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,100,000	1,119,250
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,475,000	1,541,375
Hercules, Inc. company guaranty 6 3/4s, 2029		1,600,000	1,504,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		900,000	965,250
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		465,000	492,900
Huntsman, LLC company guaranty 11 5/8s, 2010		4,000	4,230
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		340,000	306,425
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,425,000	1,396,500
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		2,705,000	2,427,738
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		335,000	360,125
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		200,000	214,000
NewPage Corp. company guaranty 10s, 2012		560,000	568,400
NewPage Corp. sec. notes 10s, 2012		715,000	725,725
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		398,826	335,014
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,215,000	1,011,488
Novelis, Inc. company guaranty 7 1/4s, 2015		1,770,000	1,566,450
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	770,000	1,135,617
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$910,000	764,400
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		2,095,000	2,053,100
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,085,000	954,800

Ucar Finance, Inc. company guaranty 10 1/4s, 2012		27,000	27,945
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		625,000	573,438
			32,792,802

Broadcasting (2.0%)
Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s,
2014		215,000	154,800
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		2,310,000	2,154,075
Echostar DBS Corp. company guaranty 7s, 2013		1,080,000	1,017,900
Echostar DBS Corp. company guaranty 6 5/8s, 2014		250,000	227,500
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,660,000	2,553,600
Ion Media Networks, Inc. 144A sr. sec. notes 10.508s,
2013		680,000	510,000
Ion Media Networks, Inc. 144A sr. sec. notes 7.508s,
2012		820,000	664,200
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013		1,265,000	1,065,763
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)		795,000	480,975
Young Broadcasting, Inc. company guaranty 10s, 2011		847,000	531,493
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		290,000	174,000
			9,534,306

Building Materials (0.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		1,590,000	1,542,300
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,545,000	749,325
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		520,000	505,700
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,870,000	1,383,800
			4,181,125

Cable Television (2.3%)
Adelphia Communications Corp. zero %, 2009		80,000	6,000
Adelphia Communications Corp. zero %, 2009		140,000	10,325
Adelphia Communications Corp. zero %, 2008		130,000	9,588
Adelphia Communications Corp. escrow zero %, 2009		755,000	56,625
Adelphia Communications Corp. escrow bonds zero %, 2010		290,000	21,750
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		520,000	458,900
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		425,000	413,313
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		15,000	7,613
CCH I, LLC sec. notes 11s, 2015		3,349,000	2,327,555
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		1,700,000	1,547,000
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		2,045,000	1,855,838
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,170,000	1,129,050
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011 (S)		700,000	692,125
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013		335,000	308,200
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		580,000	519,100
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,345,000	1,375,263
			10,738,245

Capital Goods (7.0%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		785,000	763,413
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010		700,000	700,000
Baldor Electric Co. company guaranty 8 5/8s, 2017 (S)		385,000	381,150
BBC Holding Corp. sr. notes 8 7/8s, 2014		1,440,000	1,256,400
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		720,000	554,400
Blount, Inc. sr. sub. notes 8 7/8s, 2012		790,000	776,175
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada) (S)		1,130,000	1,163,900
Bombardier, Inc. 144A sr. unsec. notes FRN 7.465s,
2013 (Canada)	EUR	715,000	1,083,615
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,102,000	1,124,040
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		1,250,000	1,078,125
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,090,000	1,024,600
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,065,000	1,059,675
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)		830,000	848,675
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,825,000	1,765,688
L-3 Communications Corp. company guaranty 7 5/8s, 2012		640,000	655,200
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		1,510,000	1,476,025
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,690,000	3,032,814
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		1,310,000	1,296,900
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		680,000	508,300
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		570,000	491,625
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	530,000	797,969
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$2,500,000	2,337,500

Ryerson Tull, Inc. 144A sec. notes 12s, 2015		1,145,000	1,082,025
TD Funding Corp. company guaranty 7 3/4s, 2014		1,580,000	1,580,000
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		1,990,000	2,029,800
Terex Corp. company guaranty 7 3/8s, 2014		1,080,000	1,069,200
Titan International, Inc. company guaranty 8s, 2012		2,060,000	2,018,800
WCA Waste Corp. company guaranty 9 1/4s, 2014		910,000	907,725
			32,863,739

Coal (1.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		2,355,000	2,349,113
Massey Energy Co. sr. notes 6 5/8s, 2010		1,845,000	1,828,856
Peabody Energy Corp. company guaranty 7 3/8s, 2016		2,165,000	2,240,775
			6,418,744

Communication Services (6.8%)
American Tower Corp. sr. notes 7 1/2s, 2012		590,000	603,275
American Tower Corp. 144A sr. notes 7s, 2017		725,000	725,000
BCM Ireland Finance Ltd. 144A FRN 9.34s, 2016 (Cayman
Islands)	EUR	440,000	598,927
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	706,063
Centennial Communications Corp. sr. notes 10s, 2013		195,000	181,350
Centennial Communications Corp. sr. unsec. notes FRN
10.479s, 2013		885,000	769,950
Cincinnati Bell, Inc. company guaranty 7s, 2015		520,000	470,600
Citizens Communications Co. notes 9 1/4s, 2011		1,075,000	1,112,625
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,840,000	1,743,400
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		185,000	175,288
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Jamaica)		810,000	676,350
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,430,000	1,419,275
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		1,754,000	1,701,380
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		2,665,000	2,701,644
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		625,000	531,250
iPCS, Inc. company guaranty sr. sec. notes FRN 5.364s,
2013		500,000	385,000
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,375,000	1,124,063
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		790,000	600,400
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		2,175,000	2,001,000
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		260,000	252,200
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		520,000	478,400
PanAmSat Corp. company guaranty 9s, 2014		530,000	533,975
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		1,965,000	1,847,100
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,140,000	2,182,800
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		555,000	482,850
Rural Cellular Corp. sr. unsec. notes 9 7/8s, 2010		405,000	416,138
Rural Cellular Corp. sr. unsec. sub. FRN 8.989s, 2012		330,000	330,000
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013		700,000	705,250
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,165,000	1,098,013
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		605,000	611,050
West Corp. company guaranty 11s, 2016		390,000	329,550
West Corp. company guaranty 9 1/2s, 2014		715,000	639,925
Wind Aquisition Fin. SA notes 9 3/4s, 2015 (Netherlands)	EUR	555,000	880,718
Windstream Corp. company guaranty 8 5/8s, 2016		$2,035,000	1,999,388
Windstream Corp. company guaranty 8 1/8s, 2013		1,065,000	1,046,363
			32,060,560

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		2,060,000	2,003,350
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		1,665,000	1,344,488
			3,347,838

Consumer Goods (1.3%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		1,035,000	1,009,125
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		860,000	817,000
Jarden Corp. company guaranty 7 1/2s, 2017		1,055,000	923,125
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		1,408,000	1,358,720
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		1,850,000	1,202,500
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 11 1/2s (12s, 4/2/08), 2013 (STP)
(PIK)		1,015,000	842,450
			6,152,920

Consumer Services (0.1%)
United Rentals NA, Inc. sr. sub. notes 7s, 2014		650,000	510,250

Energy (2.8%)
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,855,000	1,848,044
Complete Production Services, Inc. company guaranty
8s, 2016	1,160,000	1,113,600
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	161,000	157,780
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016 (S)	1,535,000	1,535,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	555,000	524,475
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	2,020,000	1,969,500
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	670,000	668,325
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,065,000	1,022,400
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	664,616	707,915
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	799,545
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	1,445,000	1,502,800
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	2,020,000	1,393,800
		13,243,184

Entertainment (1.3%)
AMC Entertainment, Inc. company guaranty 11s, 2016	744,000	696,570
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,020,000	831,300
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014 (S)	685,000	590,813
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	1,045,000	940,500
Hertz Corp. company guaranty 8 7/8s, 2014	1,325,000	1,255,438
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,275,000	953,063
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	240,100
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.989s, 2010	780,000	756,600
		6,264,384

Financial (3.0%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011 (S)	820,000	684,700
Finova Group, Inc. notes 7 1/2s, 2009 (In default)
(NON)	1,575,340	232,363
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010 (S)	4,025,000	3,481,488
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	625,000	476,998
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	3,685,000	2,800,342
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	3,734,000	2,642,556
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	110,000	83,397
GMAC, LLC sr. unsec. unsub. notes 5.85s, 2009	1,100,000	1,025,743
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014	209,000	138,950
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	244,550
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	240,000	187,200
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	400,000	402,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	920,000	871,700
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	725,000	621,688
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	135,000	116,339
USI Holdings Corp. 144A sr. unsec. notes FRN 6.94s,
2014	215,000	155,338
		14,165,352

Food (0.8%)
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (NON)(F)	176,170	2,588
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	1,165,000	984,425
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	205,000	180,913
Dean Foods Co. company guaranty 7s, 2016	850,000	743,750
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,305,000	1,327,838
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	650,000	552,500
		3,792,014

Gaming & Lottery (3.0%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	1,125,000	905,625
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,265,000	1,037,300
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,445,000	1,271,600
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,665,000	1,719,113
MGM Mirage, Inc. company guaranty 6s, 2009	1,735,000	1,721,988
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,225,000	1,154,563
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	1,275,000	1,004,063
Station Casinos, Inc. sr. notes 6s, 2012	1,615,000	1,324,300
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	960,000	498,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,

2015	2,785,000	1,879,875
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014 (S)	1,789,000	1,721,913
		14,238,340

Health Care (7.0%)
Accellent, Inc. company guaranty 10 1/2s, 2013	1,355,000	1,084,000
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	2,320,000	2,328,700
DaVita, Inc. company guaranty 6 5/8s, 2013	1,350,000	1,309,500
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	1,485,000	1,379,194
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	1,995,000	2,069,813
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,335,000	2,422,563
HCA, Inc. sr. sec. notes 9 1/8s, 2014	1,575,000	1,622,250
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	225,000	221,063
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	520,000	440,050
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	555,000	457,875
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,560,000	1,318,200
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	100,000	99,500
Omnicare, Inc. company guaranty 6 3/4s, 2013	90,000	80,325
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	255,000	223,763
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,275,000	1,268,625
Select Medical Corp. company guaranty 7 5/8s, 2015	1,445,000	1,141,550
Service Corporation International debs. 7 7/8s, 2013	688,000	694,880
Service Corporation International sr. notes 7s, 2017	1,050,000	1,013,250
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	1,495,000	1,446,413
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,830,000	1,711,050
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	980,000	945,700
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,115,000	836,250
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	400,000	308,000
Tenet Healthcare Corp. notes 7 3/8s, 2013	1,570,000	1,401,225
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	600,000	561,000
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	1,445,000	1,304,113
US Oncology, Inc. company guaranty 9s, 2012	1,345,000	1,338,275
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	1,850,000	1,780,625
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	545,000	573,613
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	520,000	520,650
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	395,000	389,075
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	530,000	511,450
		32,802,540

Homebuilding (1.2%)
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	1,285,000	976,600
Meritage Homes Corp. sr. notes 7s, 2014	205,000	155,288
Pulte Homes, Inc. notes 4 7/8s, 2009	1,565,000	1,478,925
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	3,245,000	2,182,263
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	1,090,000	1,035,500
		5,828,576

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	535,000	446,725

Lodging/Tourism (0.7%)
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	505,000	494,900
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	30,000	28,050
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,240,000	2,189,600
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.3s, 2014	830,000	647,400
		3,359,950

Media (2.2%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	805,000	776,825
Affinion Group, Inc. company guaranty 10 1/8s, 2013	1,360,000	1,351,500
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,295,000	1,196,256
Idearc, Inc. company guaranty 8s, 2016	2,925,000	1,893,938
Liberty Media, LLC sr. notes 5.7s, 2013	230,000	201,375
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	615,000	617,136
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,280,000	1,273,600
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	2,590,000	1,638,175

R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	250,000	152,500
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	1,035,000	631,350
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	525,000	320,250
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	675,000	421,875
		10,474,780

Oil & Gas (6.3%)
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,465,000	1,270,888
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	514,000	529,420
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	512,500
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,395,000	1,436,850
Chesapeake Energy Corp. sr. notes 7s, 2014	625,000	626,563
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	2,120,000	2,029,900
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	960,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	770,000	775,775
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,120,000	1,145,200
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	495,000	460,350
Encore Acquisition Co. sr. sub. notes 6s, 2015	1,643,000	1,478,700
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,450,000	1,410,125
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,266,638
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,350,000	1,235,250
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 9s, 2016	535,000	539,013
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,220,000	2,186,700
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	2,535,000	2,604,713
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018	555,000	574,425
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,270,000	1,158,875
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	245,000	244,388
Plains Exploration & Production Co. company guaranty
7s, 2017	1,425,000	1,368,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	940,000	907,100
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	950,000	916,750
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	2,010,000	1,849,200
Whiting Petroleum Corp. company guaranty 7s, 2014	2,140,000	2,118,600
		29,605,923

Publishing (1.1%)
American Media, Inc. company guaranty 8 7/8s, 2011	260,000	171,600
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	1,815,000	1,220,588
American Media, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2011	9,454	6,263
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	65,993	44,380
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	895,304	850,539
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	530,000	429,300
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	685,000	493,200
Dex Media, Inc. notes 8s, 2013	400,000	292,000
Quebecor Media sr. unsec. notes 7 3/4s, 2016 (Canada)	270,000	246,375
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	1,295,000	864,413
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,940,000	679,000
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	600,000	60,000
		5,357,658

Restaurants (0.1%)
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	485,000	14,550
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	535,000	337,050
		351,600

Retail (1.8%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	910,000	791,700
Autonation, Inc. company guaranty 7s, 2014	260,000	230,750
Autonation, Inc. company guaranty sr. unsec. notes FRN
6.258s, 2013	405,000	332,100
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	810,000	540,675
Harry & David Holdings, Inc. company guaranty 9s, 2013	860,000	748,200
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 8.076s, 2012	285,000	246,525
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,540,000	1,208,900
Neiman-Marcus Group, Inc. company guaranty 9s, 2015 (S)	960,000	960,000
Rite Aid Corp. company guaranty 9 3/8s, 2015	1,175,000	922,375
Rite Aid Corp. company guaranty 7 1/2s, 2015	785,000	726,125
Rite Aid Corp. sec. notes 8 1/8s, 2010 (S)	195,000	190,125

Rite Aid Corp. sec. notes 7 1/2s, 2017	345,000	310,500
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,245,000	1,076,925
		8,284,900

Technology (5.7%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	730,000	613,200
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	950,000	769,500
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,632,000	1,489,200
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	270,000	287,888
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	275,000	290,125
Avago Technologies Finance company guaranty FRN
8.576s, 2013 (Singapore)	6,000	5,910
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	555,000	545,288
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	665,000	628,425
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	1,030,000	880,650
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	430,000	402,050
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	2,050,000	1,604,120
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub notes 9 1/8s, 2014 (PIK)	1,445,000	1,054,850
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	1,440,000	972,000
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	465,000	482,438
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	220,000	222,750
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	1,895,000	1,804,988
Lucent Technologies, Inc. notes 5 1/2s, 2008	400,000	398,000
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	960,000	686,400
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	690,000	551,138
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	400,000	365,500
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 8.508s, 2011 (Canada)	1,230,000	1,054,725
Xerox Capital Trust I company guaranty 8s, 2027	1,200,000	990,000
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	2,015,000	1,843,725
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	845,000	654,875
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	670,000	637,767
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	1,218,000	1,224,080
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	3,326,000	3,359,260
Travelport LLC company guaranty 11 7/8s, 2016	365,000	310,250
Travelport LLC company guaranty 9 7/8s, 2014	985,000	884,038
Unisys Corp. sr. unsec. unsub. notes 8s, 2012	960,000	825,600
Xerox Capital Trust I company guaranty 8s, 2027	895,000	883,466
		26,722,206

Textiles (1.3%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	1,935,000	1,717,313
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	1,025,000	978,875
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	2,405,000	2,395,981
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	860,000	817,000
		5,909,169

Utilities & Power (5.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	169,290
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	485,000	491,063
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	929,000	966,160
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	456,733
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	360,701
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,055,000	1,005,997
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	94,000	93,050
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	657,312	657,312
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,130,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	525,000	540,750
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	615,000	630,375
Edison Mission Energy sr. unsec. notes 7.2s, 2019	1,020,000	1,007,250
Edison Mission Energy sr. unsec. notes 7s, 2017	710,000	706,450
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	404,880
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,240,000	1,209,000
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,060,000	1,087,825
Mirant North America, LLC company guaranty 7 3/8s, 2013	1,665,000	1,681,650
NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	669,588
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,455,000	3,385,900
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,240,000	1,354,700
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	275,000	280,692
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	1,210,000	1,270,574
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	335,000	358,049
Teco Finance, Inc. sr. unsec. unsub. notes 7s, 2012	525,000	565,920
Teco Finance, Inc. sr. unsec. unsub. notes 6 3/4s, 2015	85,000	87,738
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.

7 1/2s, 2017	500,000	539,652
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	140,000	139,497
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	1,250,000	1,281,250
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011	38,000	40,012
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	738,438
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	550,000	587,125
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	445,875
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	520,000	522,600
		24,866,096

Total corporate bonds and notes (cost $398,283,277)		$363,397,713

SENIOR LOANS (8.7%)(a)(c)

	Principal amount	Value

Automotive (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.746s, 2014	$902,738	$790,218

Basic Materials (0.9%)
Domtar Corp. bank term loan FRN 3.934s, 2014 (Canada)	1,196,694	1,116,345
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013	1,589,812	1,470,881
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.453s, 2014	290,000	264,444
Huntsman International, LLC bank term loan FRN Ser. B,
4.428s, 2012	272,317	260,573
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
4.885s, 2014 (United Kingdom)	158,384	145,070
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
5.385s, 2015 (United Kingdom)	158,384	145,070
NewPage Holding Corp. bank term loan FRN 6.313s, 2014	355,000	346,421
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.744s, 2012	327,051	308,791
		4,057,595

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014	1,208,054	949,146
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014 (U)	41,946	32,956
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.686s, 2012	79,027	69,544
		1,051,646

Cable Television (0.1%)
Cablevision Systems Corp. bank term loan FRN 4 3/4s,
2013	659,949	615,910

Capital Goods (0.5%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	5,611	5,216
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014	96,284	89,514
Sensata Technologies BV bank term loan FRN 5.056s,
2013 (Netherlands)	970,000	837,029
Sequa Corp. bank term loan FRN 5.95s, 2014	613,463	578,316
Wesco Aircraft Hardware Corp. bank term loan FRN
8.45s, 2014	850,000	794,750
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013	243,125	226,512
		2,531,337

Communication Services (0.1%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	27,680	26,192
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 4.95s, 2014	243,066	183,515
		209,707

Consumer Cyclicals (1.8%)
Adesa, Inc. bank term loan FRN 4.95s, 2013	307,327	272,752
CCM Merger, Inc. bank term loan FRN Ser. B, 4.778s,
2012	477,546	422,628
Claire's Stores, Inc. bank term loan FRN 6.472s, 2014	582,100	443,689
Dana Corp. bank term loan FRN 6.779s, 2015	678,300	622,905
GateHouse Media, Inc. bank term loan FRN Ser. B,
5.09s, 2014	619,022	420,935
GateHouse Media, Inc. bank term loan FRN Ser. DD,
6.341s, 2014	230,978	157,065
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.608s,
2014	181,364	155,066
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	103,636	88,609
Goodman Global Holdings, Inc. bank term loan FRN Ser. B,
6.94s, 2011	810,000	787,725

Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	2,320,000	2,088,000
Isle of Capri Casinos, Inc. bank term loan FRN 4.446s,
2014	358,078	300,786
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.446s, 2014	107,965	90,690
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.446s, 2014	143,231	120,314
Landsource Communities/NWHL Investment bank term loan
FRN 7s, 2013	971,683	707,709
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.815s, 2013	325,000	263,250
Tribune Co. bank term loan FRN Ser. B, 5.542s, 2014	2,252,975	1,495,815
United Components, Inc. bank term loan FRN Ser. D,
5.142s, 2012	164,667	149,435
		8,587,373

Consumer Staples (0.8%)
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	205,000	199,363
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	161,617	136,398
Citadel Communications bank term loan FRN Ser. B,
6.455s, 2014	570,000	466,331
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.671s, 2015	1,033,727	892,020
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.406s, 2014	83,952	72,661
Rental Service Corp. bank term loan FRN 8.15s, 2013	1,545,000	1,286,213
Six Flags Theme Parks bank term loan FRN 4.99s, 2015	582,075	473,098
		3,526,084

Energy (0.4%)
Enterprise GP Holdings, LP bank term loan FRN 6.182s,
2014	205,000	201,669
Sandridge Energy bank term loan FRN 8 5/8s, 2015	1,385,000	1,364,225
Sandridge Energy bank term loan FRN 6.323s, 2014	495,000	457,875
		2,023,769

Financial (0.4%)
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.68s, 2014	335,000	300,767
Residential Capital, LLC bank term loan FRN 5.953s,
2008	2,325,000	1,697,250
		1,998,017

Health Care (1.1%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 5.335s, 2014	1,012,304	931,126
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	52,959	48,712
Fenwal Controls of Japan, LTD. bank term loan FRN
5.335s, 2014 (Japan)	936,800	798,622
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (Japan) (U)	157,710	134,448
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	1,461,615	1,261,556
Healthsouth Corp. bank term loan FRN Ser. B, 5.499s,
2013	486,163	447,878
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.494s, 2014	1,407,570	1,119,018
Mylan, Inc. bank term loan FRN Ser. B, 6.078s, 2014	518,700	499,168
		5,240,528

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 5.32s, 2013	177,291	143,199
Realogy Corp. bank term loan FRN Ser. B, 7.505s, 2013	656,854	530,547
		673,746

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014	784,045	626,060

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.345s, 2013	585,553	489,156

Technology (0.6%)
Compucom Systems, Inc. bank term loan FRN 6.21s, 2014	731,325	639,909
First Data Corp. bank term loan FRN Ser. B1, 5.355s,
2014	696,500	626,173
First Data Corp. bank term loan FRN Ser. B3, 5.355s,
2014	696,500	625,544
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	164,353	150,520
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	573,297	525,044
		2,567,190

Transportation (0.5%)
Navistar Financial Corp. bank term loan FRN 5.957s,
2012	586,667	515,533
Navistar International Corp. bank term loan FRN
6.501s, 2012	1,613,333	1,417,717
UAL Corp. bank term loan FRN Ser. B, 4.688s, 2014	231,472	179,556
		2,112,806

Utilities & Power (0.8%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014	1,795,500	1,634,110
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.583s, 2014	2,413,950	2,190,660
		3,824,770

Total senior loans (cost $46,193,920)		$40,925,912

CONVERTIBLE BONDS AND NOTES (2.6%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$459,924
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	745,000	1,014,131
Chiquita Brands International cv. unsec. sr. notes
4 1/4s, 2016	490,000	608,629
Countrywide Financial Corp. cv. unsec. sr. FRN company
guaranty 0.758s, 2037	570,000	504,450
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	1,885,000	2,122,981
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	895,000	707,050
Intel Corp. cv. sub. bonds 2.95s, 2035	1,085,000	1,064,656
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	735,000	965,471
L-3 Communications Corp. 144A cv. bonds 3s, 2035	1,155,000	1,442,301
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	725,000	496,625
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	971,000	770,731
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	730,000	664,300
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037	690,000	753,894
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	990,000	839,025

Total convertible bonds and notes (cost $11,785,406)		$12,414,168

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)
	Shares	Value

Citigroup Funding, Inc. Ser. GNW, 1.35% cv. pfd.	46,330	$1,046,131
Crown Castle International Corp. $3.125 cum. cv. pfd.	17,095	957,320
Digital Realty Trust, Inc. $1.094 cv. pfd.	26,035	527,209
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	32,512	829,056
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)	35,780	710,054
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	6,837	961,453
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	1,723	1,455,925
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	10,550	1,506,013

Total convertible preferred stocks (cost $8,544,692)		$7,993,161

COMMON STOCKS (1.6%)(a)
	Shares	Value

AboveNet, Inc. (NON)	476	$33,796
Adelphia Recovery Trust (Ser. ACC-1) (NON)	1,358,502	95,095
Bohai Bay Litigation, LLC (Units) (F)	2,670	37,776
Chesapeake Energy Corp. (S)	25,285	1,166,903
Cinemark Holdings, Inc. (S)	46,200	590,898
Dana Holding Corp. (NON)	49,930	499,300
Decrane Aircraft Holdings, Inc. (NON)(F)	11,167	11
Del Monte Foods Co.	39,700	378,341
El Paso Corp. (S)	48,725	810,784
Jarden Corp. (NON)	24,085	523,608
Mediq, Inc. (NON)(F)	3,371	3,493
NRG Energy, Inc. (NON)	18,875	735,936
Pinnacle Entertainment , Inc. (NON)	30,275	387,520
Qwest Communications International, Inc.	90,475	409,852
United Rentals, Inc. (NON)	25,750	485,130
VFB LLC (acquired 01/21/00, cost $1,601,579)
(F)(RES)(NON)	2,812,235	58,174
Williams Cos., Inc. (The)	37,758	1,245,259
XCL Warranty Escrow (F)	2,670	190,533

Total common stocks (cost $10,134,061)		$7,652,409

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $923,311)

	Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012	$981,250	$830,742

COLLATERALIZED MORTGAGE OBLIGATIONS (--%)(a) (cost $139,446)

			Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040 (Canada)			$155,000	$85,250

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	236	$11,800
AboveNet, Inc.	9/08/08	20.00	200	11,000
Decrane Aircraft Holdings Co. Class B	6/30/00	116	1	--
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	.01	179,400	610
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,950	7,303
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	432	26,861

Total warrants (cost $63,874)				$57,574

PREFERRED STOCKS (--%)(a) (cost $93,244)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			8,000	$56,000

SHORT-TERM INVESTMENTS (8.4%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$15,723,231	$15,702,975
Putnam Prime Money Market Fund (e)			23,717,321	23,717,321

Total short-term investments (cost $39,420,296)				$39,420,296

TOTAL INVESTMENTS

Total investments (cost $515,581,527)(b)				$472,833,225

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$4,598,250	$4,431,400	6/18/08	$(166,850)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

		Payments	Payments
Swap counterparty/	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Lehman Brothers Special Financing, Inc.
$100,640,000	9/14/09	3 month USD-LIBOR-BBA	4.715%	$3,464,183

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty/	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$320,000	12/20/08	550 bp	$(25,260)

Nalco, Co.
7.75%,11/15/11	--	300,000	9/20/12	350 bp	(7,075)

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	190,000	6/20/12	230 bp	(35,329)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	320,000	12/20/08	725 bp	(21,422)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	320,000	12/20/08	800 bp	(19,777)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	320,000	12/20/08	825 bp	(19,226)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	835,000	9/20/12	495 bp	(134,427)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--	190,000	3/20/09	275 bp	(1,948)

Wind Acquisition
9 3/4%, 12/1/15	--	108,000	3/20/13	(495 bp)	1,616

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	380,000	6/20/09	165 bp	(32,051)

DJ CDX NA HY Series 9
Index	244,125	2,079,000	12/20/12	375 bp	20,391

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	535,000	6/20/17	297 bp	(66,040)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--	580,000	3/20/09	600 bp	(3,289)

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--	285,000	12/20/12	363 bp	(6,147)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	833,000	(a)	2.461%	(209,103)

General Motors Corp.,
7 1/8%, 7/15/13	--	255,000	9/20/08	620 bp	(1,034)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,210,000	9/20/08	620 bp	(4,905)

Wind Acquisition
9 3/4%, 12/1/15	--	250,000	12/20/10	(340 bp)	10,223

JPMorgan Chase Bank, N.A.
Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--	135,000	(F) 3/20/13	685 bp	751

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--	728,000	12/20/12	360 bp	(44,182)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--	405,000	3/20/09	610 bp	(1,910)

HCA inc., T/L Bank Loan	--	166,000	3/20/09	225 bp	(20)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--	225,000	3/20/13	645 bp	(792)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	688,000	9/20/12	395 bp	(27,976)

Wind Acquisition
9 3/4%, 12/1/15	--	125,000	12/20/10	(357 bp)	4,299

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	850,000	9/20/08	500 bp	(8,562)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	535,000	6/20/17	295 bp	(66,632)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	125,000	6/20/09	190 bp	(10,102)

Aramark Services, Inc.,
8.5%, 2/1/15	--	595,000	12/20/12	355 bp	(40,470)

Dynegy Holdings Inc.,

6 7/8%, 4/1/11	--	535,000	6/20/12	225 bp	(37,301)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	415,000	9/20/12	445 bp	(29,509)

Nalco, Co. 7.75%,
11/15/11	--	305,000	9/20/12	330 bp	(9,531)

Nalco, Co. 7.75%,
11/15/11	--	380,000	3/20/13	460 bp	5,994

Total					$(820,746)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

Key to holding's currency abbreviations

EUR	Euro
USD/$	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $468,916,338.

(b) The aggregate identified cost on a tax basis is $517,156,825, resulting in gross unrealized appreciation and depreciation of $4,615,915 and $48,939,515, respectively, or net unrealized depreciation of $44,323,600.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted security held at March 31, 2008 was $58,174 or less than 0.01% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

At March 31, 2008, liquid assets totaling $12,731,077 have been designated as collateral for swap contracts and forward contracts.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $15,323,873. The fund received cash collateral of $15,702,975 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $307,818 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $23,215,173 and $33,307,630, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of March 31, 2008, the fund had unfunded loan commitments of $356,251, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$52,959
Fenwal Controls of Japan, LTD.	157,710
Golden Nugget, Inc.	103,636
Univision Communications, Inc.	41,946

Totals	$356,251

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$31,102,543	$-

Level 2	441,433,687	2,476,587

Level 3	296,995	-

Total	$472,833,225	$2,476,587

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The folowing is a reconciliation of Level 3 assets as of March 31, 2008

	Investment in Securities	Other Financial Instruments*

Beginning Balance Market Value December 31, 2007	$299,261	$-
Accrued discounts/premiums	-	-
Realized Gain/Loss	(3,551,614)	-
Change in net unrealized appreciation (depreciation)	3,543,787	-

Net Realized and Unrealized Gain (Loss)	(7,827)	-
Net Purchases/Sales	5,561	-
Net Transfers in and/or out of Level 3	-	-

Ending Balance Market Value March 31, 2008	$296,995	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund
The fund's portfolio
3/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (131.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from September 20, 2032 to
November 20, 2037	$17,039,776	$17,765,221

U.S. Government Agency Mortgage Obligations (129.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
November 1, 2029	243,551	263,879
6s, September 1, 2021	59,302	61,118
5 1/2s, October 1, 2036	629,132	635,792
5 1/2s, May 1, 2016	407,845	419,989
Federal National Mortgage Association Pass-Through
Certificates
9s, January 1, 2027	80,092	90,683
7 1/2s, with due dates from June 1, 2032 to
April 1, 2033	229,587	244,276
7s, with due dates from April 1, 2032 to April 1, 2033	1,025,862	1,086,171
7s, with due dates from November 1, 2010 to
November 1, 2014	135,610	142,641
6 1/2s, with due dates from November 1, 2034 to
December 1, 2037	2,282,515	2,367,008
6 1/2s, TBA, May 1, 2038	19,000,000	19,638,282
6 1/2s, TBA, April 1, 2038	27,000,000	27,959,766
6s, with due dates from November 1, 2035 to
September 1, 2037	14,192,959	14,558,292
6s, with due dates from June 1, 2009 to
September 1, 2021	1,680,029	1,721,373
6s, TBA, April 1, 2038	12,000,000	12,289,687
5 1/2s, with due dates from November 1, 2036 to
December 1, 2037	8,849,759	8,942,244
5 1/2s, with due dates from March 1, 2009 to
October 1, 2022	19,324,051	19,755,771
5 1/2s, TBA, May 1, 2038	266,000,000	267,911,875
5 1/2s, TBA, April 1, 2038	423,000,000	426,932,589
5s, October 1, 2020	551,112	559,142
5s, TBA, April 1, 2038	6,000,000	5,937,187
4 1/2s, with due dates from March 1, 2034 to
November 1, 2035	769,116	743,182
		812,260,947

Total U.S. government and agency mortgage obligations (cost $823,127,848)		$830,026,168

COLLATERALIZED MORTGAGE OBLIGATIONS (52.9%)(a)

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.953s, 2035	$1,096,180	$1,013,967
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.099s, 2036	61,000	3,544
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	566,857	592,151
FRB Ser. 97-D5, Class A5, 6.718s, 2043	97,000	99,848
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.659s, 2049	487,000	483,382
Ser. 07-2, Class A2, 5.634s, 2049	494,000	485,286
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,689,767
Ser. 04-3, Class A5, 5.316s, 2039	1,630,000	1,570,652
Ser. 05-6, Class A2, 5.165s, 2047	323,000	322,618
FRB Ser. 05-1, Class A5, 5.085s, 2042	54,000	53,043
Ser. 07-5, Class XW, IO (Interest only), 0.608s, 2051	13,765,025	354,421
Ser. 07-1, Class XW, IO, 0.291s, 2049	6,442,532	112,463
Ser. 06-1, Class XC, IO, 0.052s, 2045	17,606,477	101,613
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	254,878
Ser. 02-PB2, Class XC, IO, 0.178s, 2035	3,963,276	63,629
Ser. 04-4, Class XC, IO, 0.151s, 2042	12,169,807	167,099
Ser. 04-5, Class XC, IO, 0.13s, 2041	20,107,440	250,453
Ser. 05-1, Class XW, IO, 0.102s, 2042	47,470,336	136,302
Ser. 06-4, Class XC, IO, 0.07s, 2046	20,059,627	248,739
Ser. 06-5, Class XC, IO, 0.063s, 2016	40,709,790	502,623
Ser. 05-4, Class XC, IO, 0.062s, 2045	33,703,296	204,632
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.768s, 2018	143,000	138,710
FRB Ser. 04-BBA4, Class G, 3.518s, 2018	196,000	192,828
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.818s, 2022	184,000	152,720
FRB Ser. 05-MIB1, Class J, 3.868s, 2022	582,000	488,880
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.745s, 2033	169,736	160,400
Ser. 04-D, Class 2A, IO, 0.316s, 2034	4,883,919	4,509
Ser. 05-E, Class 2, IO, 0.304s, 2035	12,941,789	42,102

Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	741,058	753,194
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.899s, 2035	494,169	444,752
Ser. 04-2, IO, 1.72s, 2034	2,441,917	138,701
Ser. 05-3A, IO, 1.6s, 2035	6,352,967	437,778
Ser. 05-1A, IO, 1.6s, 2035	2,118,258	131,332
Ser. 04-3, IO, 1.6s, 2035	1,550,026	86,801
Ser. 07-5A, IO, 1.55s, 2037	5,418,410	762,912
Ser. 07-2A, IO, 1.3s, 2037	6,204,818	732,789
Ser. 07-1, Class S, IO, 1.211s, 2037	5,640,938	612,606
Ser. 06-4A, IO, 1.14s, 2036	870,316	98,384
Ser. 06-2A, IO, 0.879s, 2036	1,227,119	100,529
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
6.865s, 2034	71,216	63,027
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.189s, 2032	412,000	398,496
Ser. 07-PW17, Class A3, 5.736s, 2050	5,940,000	5,558,177
Ser. 05-PWR9, Class X1, IO, 0.092s, 2042	25,115,040	205,240
Ser. 04-PR3I, Class X1, IO, 0.068s, 2041	3,113,606	51,835
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.69s, 2038	7,641,273	306,293
Ser. 06-PW14, Class X1, IO, 0.08s, 2038	8,218,742	120,579
Ser. 07-PW15, Class X1, IO, 0.041s, 2044	25,442,724	261,139
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	12,403,689	44,919
Ser. 07-PW16, Class X, IO, 0.021s, 2040	54,876,770	51,447
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	3,064,800	43,395
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	246,235	255,033
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	1,885,698
Ser. 98-1, Class G, 6.56s, 2030	515,745	505,556
Ser. 98-1, Class H, 6.34s, 2030	779,000	733,925
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.104s, 2043	46,594,956	418,627
Ser. 06-C5, Class XC, IO, 0.06s, 2049	50,359,296	550,805
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 4.051s, 2037	1,898,589	151,575
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	308,000	303,779
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.377s, 2049	10,729,367	233,028
Ser. 06-CD2, Class X, IO, 0.086s, 2046	33,185,436	141,844
Ser. 07-CD4, Class XC, IO, 0.04s, 2049	35,876,384	285,890
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	918,158
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,097,515
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.221s, 2017	710,000	660,309
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	345,445
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	269,659
FRB Ser. 01-J2A, Class A2F, 3.318s, 2034	653,000	568,110
Ser. 03-LB1A, Class X1, IO, 0.473s, 2038	3,730,044	140,186
Ser. 05-LP5, Class XC, IO, 0.208s, 2043	24,651,645	196,366
Ser. 05-C6, Class XC, IO, 0.059s, 2044	24,845,737	136,191
Ser. 06-C8, Class XS, IO, 0.055s, 2046	23,737,230	232,683
Countrywide Alternative Loan Trust Ser. 05-24,
Class 1AX, IO, 1.231s, 2035	4,321,504	74,744
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 3.657s, 2035	3,483,137	80,127
Ser. 05-2, Class 2X, IO, 1.16s, 2035	3,700,301	82,224
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	401,613	449,004
IFB Ser. 05-R1, Class 1AS, IO, 2.89s, 2035	2,737,328	224,685
IFB Ser. 05-R2, Class 1AS, IO, 2.525s, 2035	2,864,241	186,040
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	1,846,000	1,853,971
Ser. 06-C5, Class AX, IO, 0.093s, 2039	15,115,709	213,313
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	48,956,242	431,843
Ser. 06-C4, Class AX, IO, 0.09s, 2039	30,914,376	408,684
Ser. 07-C1, Class AX, IO, 0.051s, 2040	31,806,313	282,631
Ser. 06-C3, Class AX, IO, 0.022s, 2038	89,004,876	35,602
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 3.199s, 2017	286,000	261,690
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	1,172,000	1,113,189
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	406,432
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,863,302
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	19,790
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	41,387
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.768s, 2020	106,500	96,915
FRB Ser. 04-TF2A, Class J, 3.768s, 2016	278,000	252,980
FRB Ser. 04-TF2A, Class H, 3.518s, 2019	278,000	255,760
Ser. 01-CK1, Class AY, IO, 0.773s, 2035	27,330,081	392,870
Ser. 03-C3, Class AX, IO, 0.566s, 2038	29,679,456	1,080,719
Ser. 02-CP3, Class AX, IO, 0.344s, 2035	7,175,922	251,761
Ser. 04-C4, Class AX, IO, 0.256s, 2039	3,696,142	73,354
Ser. 05-C2, Class AX, IO, 0 1/8s, 2037	27,729,092	361,781

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	957,968	988,719
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	858,554
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,123,751
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	319,882
Fannie Mae
IFB Ser. 06-70, Class SM, 32.736s, 2036	150,331	201,150
IFB Ser. 07-75, Class JS, 31.57s, 2037	907,853	1,318,268
IFB Ser. 07-80, Class AS, 28.57s, 2037	356,819	495,429
IFB Ser. 07-75, Class CS, 27.309s, 2037	596,593	885,594
IFB Ser. 06-62, Class PS, 24.308s, 2036	585,991	812,308
IFB Ser. 07-60, Class SB, 24.008s, 2037	319,628	411,224
IFB Ser. 06-76, Class QB, 24.008s, 2036	624,602	868,233
IFB Ser. 06-48, Class TQ, 24.008s, 2036	1,153,343	1,531,617
IFB Ser. 06-63, Class SP, 23.708s, 2036	682,769	936,009
IFB Ser. 07-W7, Class 1A4, 23.588s, 2037	595,749	803,990
IFB Ser. 07-81, Class SC, 22.208s, 2037	600,154	777,500
IFB Ser. 07-1, Class NK, 21.457s, 2037	1,508,787	2,011,902
IFB Ser. 06-104, Class GS, 21.145s, 2036	416,635	552,060
IFB Ser. 06-104, Class ES, 20.456s, 2036	800,514	1,047,627
IFB Ser. 05-37, Class SU, 18.805s, 2035	987,442	1,253,480
IFB Ser. 06-49, Class SE, 18.605s, 2036	1,003,649	1,254,454
IFB Ser. 06-60, Class AK, 18.405s, 2036	477,644	600,074
IFB Ser. 06-60, Class TK, 18.205s, 2036	333,470	416,340
IFB Ser. 06-104, Class CS, 18.006s, 2036	837,990	1,028,806
IFB Ser. 07-30, Class FS, 17.791s, 2037	1,509,138	1,845,867
IFB Ser. 07-96, Class AS, 17.156s, 2037	720,708	863,826
IFB Ser. 06-115, Class ES, 16.165s, 2036	622,598	776,542
IFB Ser. 06-8, Class PK, 16.005s, 2036	1,150,821	1,370,870
IFB Ser. 05-57, Class CD, 15.38s, 2035	500,969	597,443
IFB Ser. 05-74, Class CP, 15.221s, 2035	583,486	711,406
IFB Ser. 05-115, Class NQ, 15.192s, 2036	330,110	386,898
IFB Ser. 06-27, Class SP, 15.038s, 2036	924,000	1,119,818
IFB Ser. 06-8, Class HP, 15.038s, 2036	969,808	1,178,991
IFB Ser. 06-8, Class WK, 15.038s, 2036	1,545,353	1,862,705
IFB Ser. 05-106, Class US, 15.038s, 2035	1,409,695	1,719,176
IFB Ser. 05-99, Class SA, 15.038s, 2035	689,127	816,218
IFB Ser. 05-45, Class DA, 14.891s, 2035	1,132,191	1,367,316
IFB Ser. 05-74, Class DM, 14.855s, 2035	1,335,904	1,604,399
IFB Ser. 05-45, Class DC, 14.781s, 2035	798,852	961,369
IFB Ser. 06-60, Class CS, 14.561s, 2036	314,698	359,863
IFB Ser. 05-57, Class DC, 13.329s, 2034	842,634	980,043
IFB Ser. 06-62, Class NS, 12.092s, 2036	383,981	396,942
IFB Ser. 05-74, Class SK, 12.983s, 2035	1,067,904	1,241,476
IFB Ser. 05-74, Class CS, 12.873s, 2035	665,073	770,681
IFB Ser. 05-45, Class PC, 12.454s, 2034	413,428	473,934
IFB Ser. 05-114, Class SP, 12.433s, 2036	413,885	455,892
IFB Ser. 05-95, Class OP, 12.328s, 2035	413,599	463,380
IFB Ser. 05-95, Class CP, 12.152s, 2035	102,878	118,087
IFB Ser. 05-106, Class JC, 12.066s, 2035	286,674	313,736
IFB Ser. 05-83, Class QP, 10.637s, 2034	234,774	253,233
IFB Ser. 05-72, Class SB, 10.378s, 2035	665,796	718,701
Ser. 03-W6, Class PT1, 10.074s, 2042	169,625	196,335
Ser. 02-T12, Class A4, 9 1/2s, 2042	84,601	93,250
Ser. 02-T4, Class A4, 9 1/2s, 2041	130,459	146,188
Ser. 02-T6, Class A3, 9 1/2s, 2041	169,331	187,978
Ser. 04-T3, Class PT1, 8.984s, 2044	326,194	364,595
Ser. 02-26, Class A2, 7 1/2s, 2048	571,501	624,923
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	318,378	350,055
Ser. 03-W1, Class 2A, 7 1/2s, 2042	602,663	658,413
Ser. 02-T12, Class A3, 7 1/2s, 2042	168,518	183,575
Ser. 02-14, Class A2, 7 1/2s, 2042	337,890	367,870
Ser. 01-T10, Class A2, 7 1/2s, 2041	702,920	764,205
Ser. 02-T4, Class A3, 7 1/2s, 2041	120,373	130,856
Ser. 01-T12, Class A2, 7 1/2s, 2041	634,382	689,205
Ser. 01-T3, Class A1, 7 1/2s, 2040	115,591	125,445
Ser. 01-T1, Class A1, 7 1/2s, 2040	257,699	280,328
Ser. 99-T2, Class A1, 7 1/2s, 2039	60,972	67,706
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	324,734	350,332
Ser. 02-T1, Class A3, 7 1/2s, 2031	299,197	326,335
Ser. 00-T6, Class A1, 7 1/2s, 2030	548,947	589,300
Ser. 01-T5, Class A3, 7 1/2s, 2030	69,756	75,909
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,632,775	1,797,599
Ser. 02-26, Class A1, 7s, 2048	465,965	503,400
Ser. 04-T3, Class 1A3, 7s, 2044	423,716	460,142
Ser. 03-W3, Class 1A2, 7s, 2042	214,573	232,273
Ser. 02-T16, Class A2, 7s, 2042	438,455	475,111
Ser. 02-14, Class A1, 7s, 2042	232,983	251,012
Ser. 02-T4, Class A2, 7s, 2041	123,903	133,362
Ser. 01-W3, Class A, 7s, 2041	146,325	158,153
Ser. 05-W4, Class 1A3, 7s, 2035	464,638	497,093
Ser. 04-W1, Class 2A2, 7s, 2033	1,360,468	1,476,547
Ser. 381, Class 14, IO, 6 1/2s, 2037	849,643	140,522
Ser. 381, Class 16, IO, 6 1/2s, 2037	222,543	40,124
Ser. 381, Class 15, IO, 6 1/2s, 2037	359,775	59,939
Ser. 371, Class 2, IO, 6 1/2s, 2036	5,525,573	1,131,421
Ser. 363, Class 2, IO, 5 1/2s, 2035	1,171,694	256,062
IFB Ser. 07-W6, Class 6A2, IO, 5.201s, 2037	856,101	112,356
IFB Ser. 06-90, Class SE, IO, 5.201s, 2036	915,063	132,244
IFB Ser. 03-66, Class SA, IO, 5.051s, 2033	1,149,224	143,336
IFB Ser. 07-W6, Class 5A2, IO, 4.691s, 2037	1,133,419	144,821
IFB Ser. 07-W4, Class 4A2, IO, 4.681s, 2037	5,467,243	656,587
IFB Ser. 07-W2, Class 3A2, IO, 4.681s, 2037	1,538,056	188,891

IFB Ser. 06-115, Class BI, IO, 4.661s, 2036	1,460,915	134,364
IFB Ser. 05-113, Class AI, IO, 4.631s, 2036	294,955	35,927
IFB Ser. 05-113, Class DI, IO, 4.631s, 2036	3,849,589	398,043
IFB Ser. 05-52, Class DC, IO, 4.601s, 2035	731,565	83,959
IFB Ser. 07-60, Class AX, IO, 4.551s, 2037	3,740,477	425,436
IFB Ser. 06-60, Class SI, IO, 4.551s, 2036	1,497,925	182,203
IFB Ser. 06-60, Class UI, IO, 4.551s, 2036	609,004	77,639
IFB Ser. 04-24, Class CS, IO, 4.551s, 2034	1,568,965	174,101
IFB Ser. 07-W7, Class 3A2, IO, 4.531s, 2037	1,942,357	224,891
IFB Ser. 03-122, Class SA, IO, 4.501s, 2028	2,055,633	171,590
IFB Ser. 03-122, Class SJ, IO, 4.501s, 2028	2,159,971	182,406
IFB Ser. 06-60, Class DI, IO, 4.471s, 2035	837,943	81,268
IFB Ser. 04-60, Class SW, IO, 4.451s, 2034	2,925,589	362,872
IFB Ser. 05-65, Class KI, IO, 4.401s, 2035	6,893,568	740,680
IFB Ser. 08-01, Class GI, IO, 4.361s, 2037	5,778,785	672,382
IFB Ser. 07-23, Class SI, IO, 4.171s, 2037	1,354,132	130,593
IFB Ser. 07-54, Class CI, IO, 4.161s, 2037	972,434	104,221
IFB Ser. 07-39, Class JI, IO, 4.161s, 2037	998,148	88,736
IFB Ser. 07-39, Class PI, IO, 4.161s, 2037	953,827	94,722
IFB Ser. 07-30, Class WI, IO, 4.161s, 2037	8,163,213	782,487
IFB Ser. 07-28, Class SE, IO, 4.151s, 2037	1,037,303	108,191
IFB Ser. 06-128, Class SH, IO, 4.151s, 2037	1,188,160	107,451
IFB Ser. 06-56, Class SM, IO, 4.151s, 2036	2,915,869	305,611
IFB Ser. 06-12, Class SD, IO, 4.151s, 2035	4,434,861	548,077
IFB Ser. 05-73, Class SI, IO, 4.151s, 2035	648,547	62,771
IFB Ser. 05-12, Class SC, IO, 4.151s, 2035	1,003,325	95,053
IFB Ser. 05-17, Class ES, IO, 4.151s, 2035	1,306,011	143,828
IFB Ser. 05-17, Class SY, IO, 4.151s, 2035	608,246	74,837
IFB Ser. 07-W5, Class 2A2, IO, 4.141s, 2037	559,470	56,802
IFB Ser. 07-30, Class IE, IO, 4.141s, 2037	2,794,458	359,403
IFB Ser. 06-123, Class CI, IO, 4.141s, 2037	2,323,298	238,140
IFB Ser. 06-123, Class UI, IO, 4.141s, 2037	1,020,951	104,423
IFB Ser. 05-82, Class SY, IO, 4.131s, 2035	2,602,502	261,218
IFB Ser. 05-45, Class EW, IO, 4.121s, 2035	2,332,068	204,679
IFB Ser. 05-45, Class SR, IO, 4.121s, 2035	3,559,456	355,460
IFB Ser. 07-15, Class BI, IO, 4.101s, 2037	1,682,295	172,664
IFB Ser. 06-126, Class CS, IO, 4.101s, 2037	656,515	60,699
IFB Ser. 06-16, Class SM, IO, 4.101s, 2036	894,899	103,317
IFB Ser. 05-95, Class CI, IO, 4.101s, 2035	1,517,521	175,006
IFB Ser. 05-84, Class SG, IO, 4.101s, 2035	2,513,756	274,769
IFB Ser. 05-57, Class NI, IO, 4.101s, 2035	524,407	56,755
IFB Ser. 05-54, Class SA, IO, 4.101s, 2035	2,495,641	212,449
IFB Ser. 05-23, Class SG, IO, 4.101s, 2035	1,967,585	198,773
IFB Ser. 05-104, Class NI, IO, 4.101s, 2035	1,733,781	191,529
IFB Ser. 05-17, Class SA, IO, 4.101s, 2035	1,704,199	174,137
IFB Ser. 05-17, Class SE, IO, 4.101s, 2035	1,843,743	185,790
IFB Ser. 05-57, Class DI, IO, 4.101s, 2035	3,924,436	380,358
IFB Ser. 05-83, Class QI, IO, 4.091s, 2035	403,833	50,412
IFB Ser. 06-128, Class GS, IO, 4.081s, 2037	1,090,258	114,013
IFB Ser. 05-83, Class SL, IO, 4.071s, 2035	4,332,307	424,583
Ser. 06-116, Class ES, IO, 4.051s, 2036	760,114	67,609
IFB Ser. 06-114, Class IS, IO, 4.051s, 2036	1,191,908	111,706
IFB Ser. 06-115, Class GI, IO, 4.041s, 2036	1,067,048	115,347
IFB Ser. 06-115, Class IE, IO, 4.041s, 2036	902,588	100,801
IFB Ser. 06-117, Class SA, IO, 4.041s, 2036	1,360,186	126,571
IFB Ser. 06-121, Class SD, IO, 4.041s, 2036	2,251,258	212,655
IFB Ser. 06-109, Class SG, IO, 4.031s, 2036	1,597,518	151,617
IFB Ser. 06-104, Class IM, IO, 4.021s, 2036	370,070	39,575
IFB Ser. 06-104, Class SY, IO, 4.021s, 2036	800,162	72,728
IFB Ser. 06-109, Class SH, IO, 4.021s, 2036	1,162,229	135,096
Ser. 06-104, Class SG, IO, 4.001s, 2036	1,571,681	131,696
IFB Ser. 07-W6, Class 4A2, IO, 4.001s, 2037	4,586,101	482,226
IFB Ser. 06-128, Class SC, IO, 4.001s, 2037	3,819,921	371,178
IFB Ser. 06-43, Class SI, IO, 4.001s, 2036	2,085,890	192,521
IFB Ser. 06-44, Class IS, IO, 4.001s, 2036	1,811,495	168,200
IFB Ser. 06-8, Class JH, IO, 4.001s, 2036	4,125,140	447,614
IFB Ser. 05-122, Class SG, IO, 4.001s, 2035	901,113	99,313
IFB Ser. 05-95, Class OI, IO, 3.991s, 2035	227,839	29,404
IFB Ser. 06-92, Class JI, IO, 3.981s, 2036	897,026	91,748
IFB Ser. 06-92, Class LI, IO, 3.981s, 2036	1,323,021	129,229
IFB Ser. 06-96, Class ES, IO, 3.981s, 2036	1,463,045	136,397
IFB Ser. 06-99, Class AS, IO, 3.981s, 2036	1,023,520	103,699
IFB Ser. 06-85, Class TS, IO, 3.961s, 2036	2,206,194	197,638
IFB Ser. 06-61, Class SE, IO, 3.951s, 2036	2,102,661	174,583
IFB Ser. 07-75, Class PI, IO, 3.941s, 2037	1,516,262	141,685
IFB Ser. 07-76, Class SA, IO, 3.941s, 2037	1,527,287	93,386
IFB Ser. 07-W7, Class 2A2, IO, 3.931s, 2037	3,657,794	375,524
IFB Ser. 07-88, Class MI, IO, 3.921s, 2037	463,195	41,815
Ser. 06-94, Class NI, IO, 3.901s, 2036	769,130	65,941
IFB Ser. 07-116, Class IA, IO, 3.901s, 2037	5,650,881	552,825
IFB Ser. 07-103, Class AI, IO, 3.901s, 2037	6,284,859	637,886
IFB Ser. 07-1, Class NI, IO, 3.901s, 2037	3,502,813	352,241
IFB Ser. 07-15, Class NI, IO, 3.901s, 2022	1,836,227	155,712
IFB Ser. 08-3, Class SC, IO, 3.851s, 2038	362,881	37,337
IFB Ser. 07-109, Class XI, IO, 3.851s, 2037	885,462	90,296
IFB Ser. 07-109, Class YI, IO, 3.851s, 2037	1,420,596	127,417
IFB Ser. 07-W8, Class 2A2, IO, 3.851s, 2037	2,481,590	256,746
IFB Ser. 07-54, Class KI, IO, 3.841s, 2037	739,043	67,227
IFB Ser. 07-30, Class JS, IO, 3.841s, 2037	2,389,486	232,646
IFB Ser. 07-30, Class LI, IO, 3.841s, 2037	3,622,998	357,208
IFB Ser. 07-W2, Class 1A2, IO, 3.831s, 2037	1,038,502	101,441
IFB Ser. 07-106, Class SN, IO, 3.811s, 2037	1,550,041	133,933
IFB Ser. 07-54, Class IA, IO, 3.811s, 2037	1,268,565	123,771

IFB Ser. 07-54, Class IB, IO, 3.811s, 2037	1,268,565	123,771
IFB Ser. 07-54, Class IC, IO, 3.811s, 2037	1,268,565	123,771
IFB Ser. 07-54, Class ID, IO, 3.811s, 2037	1,268,565	123,771
IFB Ser. 07-54, Class IE, IO, 3.811s, 2037	1,268,565	123,771
IFB Ser. 07-54, Class IF, IO, 3.811s, 2037	1,887,647	184,173
IFB Ser. 07-54, Class NI, IO, 3.811s, 2037	1,090,008	106,497
IFB Ser. 07-54, Class UI, IO, 3.811s, 2037	1,500,506	164,369
IFB Ser. 07-109, Class AI, IO, 3.801s, 2037	4,679,377	455,964
IFB Ser. 07-91, Class AS, IO, 3.801s, 2037	1,000,033	91,611
IFB Ser. 07-91, Class HS, IO, 3.801s, 2037	1,071,355	96,506
IFB Ser. 07-15, Class CI, IO, 3.781s, 2037	4,292,239	413,751
IFB Ser. 06-123, Class BI, IO, 3.781s, 2037	5,648,464	525,556
IFB Ser. 06-115, Class JI, IO, 3.781s, 2036	3,141,434	301,444
IFB Ser. 07-109, Class PI, IO, 3.751s, 2037	1,492,918	142,008
IFB Ser. 06-123, Class LI, IO, 3.721s, 2037	2,090,104	190,812
IFB Ser. 08-1, Class DI, IO, 3.661s, 2038	776,525	62,009
IFB Ser. 08-1, Class NI, IO, 3.651s, 2037	2,714,258	223,454
IFB Ser. 07-116, Class BI, IO, 3.651s, 2037	5,240,920	464,467
IFB Ser. 08-01, Class AI, IO, 3.651s, 2037	6,937,790	646,816
IFB Ser. 08-1, Class HI, IO, 3.601s, 2037	3,273,852	294,315
IFB Ser. 07-39, Class AI, IO, 3.521s, 2037	2,226,162	183,945
IFB Ser. 07-32, Class SD, IO, 3.511s, 2037	1,504,483	128,351
IFB Ser. 07-30, Class UI, IO, 3.501s, 2037	1,235,310	111,158
IFB Ser. 07-32, Class SC, IO, 3.501s, 2037	1,998,749	170,597
IFB Ser. 07-1, Class CI, IO, 3.501s, 2037	1,439,805	125,711
IFB Ser. 05-74, Class SE, IO, 3.501s, 2035	3,980,558	310,580
IFB Ser. 05-82, Class SI, IO, 3.501s, 2035	4,999,089	390,738
IFB Ser. 05-14, Class SE, IO, 3.451s, 2035	934,457	70,042
IFB Ser. 05-58, Class IK, IO, 3.401s, 2035	1,737,500	171,991
IFB Ser. 08-1, Class BI, IO, 3.311s, 2038	3,692,982	238,779
IFB Ser. 07-75, Class ID, IO, 3.271s, 2037	1,212,368	101,368
IFB Ser. 08-33, Class SA, IO, 2.942s, 2038	1,314,000	106,211
Ser. 03-W12, Class 2, IO, 2.221s, 2043	2,490,386	136,979
Ser. 03-W10, Class 3, IO, 1.93s, 2043	2,382,007	113,714
Ser. 03-W10, Class 1, IO, 1.925s, 2043	5,807,372	273,730
Ser. 03-W8, Class 12, IO, 1.636s, 2042	10,664,919	446,483
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	3,178,920	112,329
Ser. 03-T2, Class 2, IO, 0.815s, 2042	16,002,416	378,794
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	1,564,505	26,483
Ser. 03-W6, Class 51, IO, 0.681s, 2042	4,498,383	81,504
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	5,253,841	397,022
Ser. 01-T12, Class IO, 0.565s, 2041	8,171,655	109,464
Ser. 03-W2, Class 1, IO, 0.469s, 2042	8,347,743	104,833
Ser. 03-W3, Class 1, IO, 0.44s, 2042	15,288,035	163,743
Ser. 02-T1, Class IO, IO, 0.424s, 2031	7,128,630	77,047
Ser. 03-W6, Class 3, IO, 0.366s, 2042	6,172,513	57,095
Ser. 03-W4, Class 3A, IO, 0.352s, 2042	6,330,798	68,235
Ser. 03-W6, Class 23, IO, 0.351s, 2042	6,544,317	68,623
Ser. 08-33, PO (Principal only), zero %, 2038	284,000	210,370
Ser. 08-9, PO, zero %, 2038	208,749	163,129
Ser. 07-112, Class EO, PO, zero %, 2037	120,994	92,824
Ser. 07-89, Class PO, PO, zero %, 2037	166,739	132,772
Ser. 07-64, Class LO, PO, zero %, 2037	594,159	519,323
Ser. 06-117, Class OA, PO, zero %, 2036	156,782	118,811
Ser. 06-81, Class OP, PO, zero %, 2036	104,533	82,189
Ser. 06-56, Class XF, zero %, 2036	77,342	75,753
Ser. 370, Class 1, PO, zero %, 2036	1,192,055	990,228
Ser. 06-16, Class OG, PO, zero %, 2036	79,172	59,546
Ser. 04-38, Class AO, PO, zero %, 2034	1,704,138	1,276,082
Ser. 04-61, Class CO, PO, zero %, 2031	1,199,982	1,061,376
Ser. 07-31, Class TS, IO, zero %, 2009	3,583,584	105,648
Ser. 07-15, Class IM, IO, zero %, 2009	1,410,117	35,444
Ser. 07-16, Class TS, IO, zero %, 2009	5,750,275	158,207
FRB Ser. 06-115, Class SN, zero %, 2036	487,225	489,214
FRB Ser. 06-104, Class EK, zero %, 2036	128,170	125,604
FRB Ser. 05-117, Class GF, zero %, 2036	96,992	89,936
FRB Ser. 05-65, Class ER, zero %, 2035	1,049,006	984,921
FRB Ser. 05-57, Class UL, zero %, 2035	965,866	921,207
FRB Ser. 05-36, Class QA, zero %, 2035	193,757	175,021
FRB Ser. 05-65, Class CU, zero %, 2034	135,340	148,244
FRB Ser. 05-81, Class DF, zero %, 2033	110,865	110,220
FRB Ser. 06-1, Class HF, zero %, 2032	101,712	98,016
IFB Ser. 06-75, Class FY, zero %, 2036	221,310	218,930
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	86,636	96,782
Ser. T-58, Class 4A, 7 1/2s, 2043	396,647	434,675
Ser. T-51, Class 2A, 7 1/2s, 2042	460,879	502,349
Ser. T-42, Class A5, 7 1/2s, 2042	334,532	359,250
Ser. T-60, Class 1A2, 7s, 2044	1,445,511	1,568,109
Ser. T-41, Class 2A, 7s, 2032	51,770	55,706
IFB Ser. T-56, Class 2ASI, IO, 5.501s, 2043	734,649	97,800
Ser. T-56, Class A, IO, 0.524s, 2043	4,198,210	55,588
Ser. T-56, Class 3, IO, 0.373s, 2043	4,457,930	2,808
Ser. T-56, Class 1, IO, 0.272s, 2043	5,698,839	44,797
Ser. T-56, Class 2, IO, 0.049s, 2043	5,184,744	14,768
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	1,711,186	1,964,813
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.749s, 2035	747,558	586,833
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.682s, 2033	13,431,687	488,099
First Union-Lehman Brothers Commercial Mortgage Trust

II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,302,969
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	305,261
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,436,765
Freddie Mac
IFB Ser. 3360, Class SB, 26.1s, 2037	383,485	568,140
IFB Ser. 3339, Class WS, 25.637s, 2037	568,026	838,514
IFB Ser. 3339, Class JS, 24.521s, 2037	508,820	687,768
IFB Ser. 3202, Class PS, 22.335s, 2036	398,852	540,926
IFB Ser. 3349, Class SA, 22.095s, 2037	2,001,843	2,685,174
IFB Ser. 3331, Class SE, 22.095s, 2037	495,944	641,855
IFB Ser. 3153, Class SX, 19.163s, 2036	348,455	452,574
IFB Ser. 3202, Class HM, 19.162s, 2036	264,968	345,313
IFB Ser. 3182, Class PS, 17.33s, 2032	930,920	1,211,468
IFB Ser. 3081, Class DC, 16.481s, 2035	556,332	683,848
IFB Ser. 3114, Class GK, 15.13s, 2036	385,348	471,051
IFB Ser. 3360, Class SC, 14.879s, 2037	800,267	926,400
IFB Ser. 3408, Class EK, 14.456s, 2037	1,587,110	1,832,915
IFB Ser. 2976, Class KL, 14.052s, 2035	1,015,819	1,207,504
IFB Ser. 2990, Class DP, 13.943s, 2034	862,716	1,000,604
IFB Ser. 2979, Class AS, 13.942s, 2034	249,564	285,524
IFB Ser. 3153, Class UT, 13.686s, 2036	208,719	240,802
IFB Ser. 3149, Class SU, 11.914s, 2036	432,459	475,252
IFB Ser. 3065, Class DC, 11.408s, 2035	901,847	999,158
IFB Ser. 3012, Class FS, 9.831s, 2035	79,453	83,711
IFB Ser. 2990, Class WP, 9.759s, 2035	614,633	668,607
IFB Ser. 2990, Class LB, 9.744s, 2034	1,072,001	1,135,510
IFB Ser. 2927, Class SI, IO, 5.683s, 2035	1,462,081	216,674
IFB Ser. 2828, Class GI, IO, 4.683s, 2034	1,681,247	223,325
IFB Ser. 3184, Class SP, IO, 4.533s, 2033	1,530,466	169,550
IFB Ser. 2869, Class SH, IO, 4.483s, 2034	801,379	72,949
IFB Ser. 2869, Class JS, IO, 4.433s, 2034	3,818,035	342,993
IFB Ser. 2882, Class LS, IO, 4.383s, 2034	701,712	81,776
IFB Ser. 3203, Class SH, IO, 4.323s, 2036	872,262	108,552
IFB Ser. 2815, Class PT, IO, 4.233s, 2032	1,685,729	187,525
IFB Ser. 2828, Class TI, IO, 4.233s, 2030	789,527	84,669
IFB Ser. 3397, Class GS, IO, 4.183s, 2037	964,813	87,286
IFB Ser. 3311, Class BI, IO, 3.943s, 2037	1,282,055	112,011
IFB Ser. 3297, Class BI, IO, 3.943s, 2037	3,801,598	406,856
IFB Ser. 3284, Class IV, IO, 3.933s, 2037	999,272	115,465
IFB Ser. 3287, Class SD, IO, 3.933s, 2037	1,482,850	144,066
IFB Ser. 3281, Class BI, IO, 3.933s, 2037	735,048	75,443
IFB Ser. 3281, Class CI, IO, 3.933s, 2037	687,721	59,330
IFB Ser. 3249, Class SI, IO, 3.933s, 2036	655,356	78,467
IFB Ser. 3028, Class ES, IO, 3.933s, 2035	4,165,862	467,675
IFB Ser. 2922, Class SE, IO, 3.933s, 2035	2,005,883	168,185
IFB Ser. 3045, Class DI, IO, 3.913s, 2035	10,114,089	912,313
IFB Ser. 3236, Class ES, IO, 3.883s, 2036	1,437,948	126,841
IFB Ser. 3136, Class NS, IO, 3.883s, 2036	2,482,622	254,516
IFB Ser. 3118, Class SD, IO, 3.883s, 2036	3,256,331	249,694
IFB Ser. 3054, Class CS, IO, 3.883s, 2035	883,825	67,626
IFB Ser. 3107, Class DC, IO, 3.883s, 2035	4,438,735	516,142
IFB Ser. 3066, Class SI, IO, 3.883s, 2035	2,845,466	322,372
IFB Ser. 2927, Class ES, IO, 3.883s, 2035	1,152,250	97,480
IFB Ser. 2950, Class SM, IO, 3.883s, 2016	2,220,291	211,085
IFB Ser. 3256, Class S, IO, 3.873s, 2036	1,682,403	176,461
IFB Ser. 3031, Class BI, IO, 3.872s, 2035	812,357	103,023
IFB Ser. 3244, Class SB, IO, 3.843s, 2036	1,050,442	102,569
IFB Ser. 3244, Class SG, IO, 3.843s, 2036	1,211,744	126,734
IFB Ser. 3236, Class IS, IO, 3.833s, 2036	1,943,046	182,623
IFB Ser. 2962, Class BS, IO, 3.833s, 2035	4,790,713	429,280
IFB Ser. 3114, Class TS, IO, 3.833s, 2030	5,309,363	470,199
IFB Ser. 3128, Class JI, IO, 3.813s, 2036	2,754,440	285,162
IFB Ser. 2990, Class LI, IO, 3.813s, 2034	1,585,045	180,571
IFB Ser. 3240, Class S, IO, 3.803s, 2036	3,637,558	351,221
IFB Ser. 3229, Class BI, IO, 3.803s, 2036	305,615	27,327
IFB Ser. 3153, Class JI, IO, 3.803s, 2036	1,799,549	170,478
IFB Ser. 3065, Class DI, IO, 3.803s, 2035	630,094	80,577
IFB Ser. 3145, Class GI, IO, 3.783s, 2036	2,258,169	251,128
IFB Ser. 3114, Class GI, IO, 3.783s, 2036	921,037	121,624
IFB Ser. 3339, Class JI, IO, 3.773s, 2037	3,816,148	330,171
IFB Ser. 3218, Class AS, IO, 3.763s, 2036	1,305,614	118,139
IFB Ser. 3221, Class SI, IO, 3.763s, 2036	1,585,495	146,072
IFB Ser. 3153, Class UI, IO, 3.753s, 2036	851,702	110,132
IFB Ser. 3202, Class PI, IO, 3.723s, 2036	4,299,902	409,224
IFB Ser. 3355, Class MI, IO, 3.683s, 2037	1,064,213	98,311
IFB Ser. 3201, Class SG, IO, 3.683s, 2036	1,985,847	189,439
IFB Ser. 3203, Class SE, IO, 3.683s, 2036	1,794,129	166,611
IFB Ser. 3171, Class PS, IO, 3.668s, 2036	1,657,808	169,770
IFB Ser. 3152, Class SY, IO, 3.663s, 2036	1,975,909	214,478
IFB Ser. 3284, Class BI, IO, 3.633s, 2037	1,206,280	113,312
IFB Ser. 3260, Class SA, IO, 3.633s, 2037	1,196,865	87,122
IFB Ser. 3199, Class S, IO, 3.633s, 2036	1,113,948	108,648
IFB Ser. 3284, Class LI, IO, 3.623s, 2037	4,835,750	461,077
IFB Ser. 3281, Class AI, IO, 3.613s, 2037	4,366,006	424,040
IFB Ser. 3311, Class EI, IO, 3.593s, 2037	1,219,938	116,149
IFB Ser. 3311, Class IA, IO, 3.593s, 2037	1,793,526	180,546
IFB Ser. 3311, Class IB, IO, 3.593s, 2037	1,793,526	180,546
IFB Ser. 3311, Class IC, IO, 3.593s, 2037	1,793,526	180,546
IFB Ser. 3311, Class ID, IO, 3.593s, 2037	1,793,526	180,546
IFB Ser. 3311, Class IE, IO, 3.593s, 2037	2,558,453	257,547
IFB Ser. 3240, Class GS, IO, 3.563s, 2036	2,179,032	205,843

IFB Ser. 3408, Class BI, IO, 3.443s, 2038	770,357	57,910
IFB Ser. 3339, Class TI, IO, 3.323s, 2037	1,884,942	173,117
IFB Ser. 3284, Class CI, IO, 3.303s, 2037	3,325,709	296,490
IFB Ser. 3016, Class SQ, IO, 3.293s, 2035	1,732,315	118,277
Ser. 3369, Class BO, PO, zero %, 2037	96,218	75,625
Ser. 246, PO, zero %, 2037	5,544,696	4,686,347
Ser. 3292, Class DO, PO, zero %, 2037	139,972	110,786
Ser. 3292, Class OA, PO, zero %, 2037	92,087	70,155
Ser. 3300, PO, zero %, 2037	908,097	769,336
Ser. 3255, Class CO, PO, zero %, 2036	127,750	101,285
Ser. 3218, Class AO, PO, zero %, 2036	82,438	66,788
Ser. 239, PO, zero %, 2036	3,124,626	2,589,719
Ser. 3175, Class MO, PO, zero %, 2036	134,410	108,557
Ser. 3139, Class CO, PO, zero %, 2036	237,949	185,563
FRB Ser. 3349, Class DO, zero %, 2037	236,196	234,513
FRB Ser. 3327, Class YF, zero %, 2037	425,110	420,175
FRB Ser. 3326, Class XF, zero %, 2037	622,168	595,235
FRB Ser. 3326, Class YF, zero %, 2037	1,290,442	1,364,331
FRB Ser. 3263, Class TA, zero %, 2037	136,228	140,008
FRB Ser. 3241, Class FH, zero %, 2036	332,749	321,576
FRB Ser. 3231, Class XB, zero %, 2036	309,257	306,714
FRB Ser. 3231, Class X, zero %, 2036	147,456	148,800
FRB Ser. 3147, Class SF, zero %, 2036	600,522	624,656
FRB Ser. 3117, Class AF, zero %, 2036	80,158	83,933
FRB Ser. 3326, Class WF, zero %, 2035	837,960	804,051
FRB Ser. 3036, Class AS, zero %, 2035	77,737	73,979
FRB Ser. 3003, Class XF, zero %, 2035	844,073	795,825
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.064s, 2043	35,044,200	219,886
Ser. 05-C3, Class XC, IO, 0.063s, 2045	93,684,720	393,262
Ser. 07-C1, Class XC, IO, 0.042s, 2019	73,934,601	426,530
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.843s, 2036	162,000	168,411
Ser. 97-C1, Class X, IO, 1.19s, 2029	1,984,612	107,874
Ser. 05-C1, Class X1, IO, 0.166s, 2043	39,852,615	447,740
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	675,114
Ser. 06-C1, Class XC, IO, 0.056s, 2045	67,052,941	365,243
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 43.972s, 2037	1,162,620	2,011,170
IFB Ser. 07-38, Class AS, 29.14s, 2037	1,157,394	1,676,810
IFB Ser. 06-34, Class SA, 24.326s, 2036	147,569	192,368
IFB Ser. 07-51, Class SP, 24.266s, 2037	89,702	113,414
IFB Ser. 07-44, Class SP, 23.188s, 2036	578,704	770,964
IFB Ser. 07-35, Class DK, 19.64s, 2035	293,000	368,110
IFB Ser. 05-66, Class SP, 11.442s, 2035	540,545	589,146
IFB Ser. 05-7, Class JM, 10.615s, 2034	1,018,837	1,118,640
IFB Ser. 06-62, Class SI, IO, 4.844s, 2036	1,448,632	120,880
IFB Ser. 07-1, Class SL, IO, 4.824s, 2037	657,572	57,928
IFB Ser. 07-1, Class SM, IO, 4.814s, 2037	657,572	57,782
IFB Ser. 04-59, Class SC, IO, 4.383s, 2034	817,900	93,734
IFB Ser. 07-26, Class SG, IO, 4.314s, 2037	2,034,850	175,072
IFB Ser. 07-9, Class BI, IO, 4.284s, 2037	4,352,647	329,316
IFB Ser. 07-31, Class CI, IO, 4.274s, 2037	1,179,211	90,048
IFB Ser. 07-25, Class SA, IO, 4.264s, 2037	1,532,153	120,519
IFB Ser. 07-25, Class SB, IO, 4.264s, 2037	2,984,757	223,830
IFB Ser. 07-22, Class S, IO, 4.264s, 2037	1,101,371	117,392
IFB Ser. 07-11, Class SA, IO, 4.264s, 2037	1,074,873	88,263
IFB Ser. 07-14, Class SB, IO, 4.264s, 2037	1,019,505	82,514
IFB Ser. 07-51, Class SJ, IO, 4.214s, 2037	1,243,405	126,549
IFB Ser. 07-58, Class PS, IO, 4.164s, 2037	519,685	51,544
IFB Ser. 07-59, Class PS, IO, 4.134s, 2037	962,493	85,087
IFB Ser. 07-59, Class SP, IO, 4.134s, 2037	2,425,444	221,562
IFB Ser. 07-68, Class PI, IO, 4.114s, 2037	1,286,258	113,917
IFB Ser. 06-38, Class SG, IO, 4.114s, 2033	4,440,147	275,605
IFB Ser. 07-53, Class SG, IO, 4.064s, 2037	807,068	59,626
IFB Ser. 08-3, Class SA, IO, 4.014s, 2038	2,620,843	184,639
IFB Ser. 07-79, Class SY, IO, 4.014s, 2037	4,633,134	318,853
IFB Ser. 07-64, Class AI, IO, 4.014s, 2037	10,604,588	726,986
IFB Ser. 07-53, Class ES, IO, 4.014s, 2037	1,268,885	85,274
IFB Ser. 07-26, Class SD, IO, 3.983s, 2037	2,141,758	168,323
IFB Ser. 07-26, Class SL, IO, 3.983s, 2037	86,594	8,069
IFB Ser. 08-4, Class SA, IO, 3.98s, 2038	5,257,280	366,630
IFB Ser. 07-67, Class SI, IO, 3.974s, 2037	4,565,728	321,016
IFB Ser. 07-9, Class DI, IO, 3.974s, 2037	2,199,326	154,248
IFB Ser. 07-57, Class QA, IO, 3.964s, 2037	2,773,728	183,047
IFB Ser. 07-58, Class SA, IO, 3.964s, 2037	914,563	63,566
IFB Ser. 07-58, Class SC, IO, 3.964s, 2037	2,273,044	138,324
IFB Ser. 07-61, Class SA, IO, 3.964s, 2037	1,473,894	98,281
IFB Ser. 07-53, Class SC, IO, 3.964s, 2037	1,393,640	92,324
IFB Ser. 06-28, Class GI, IO, 3.964s, 2035	1,683,231	125,110
IFB Ser. 07-58, Class SD, IO, 3.954s, 2037	2,187,824	130,982
IFB Ser. 07-59, Class SD, IO, 3.934s, 2037	4,386,286	302,189
IFB Ser. 07-48, Class SB, IO, 3.833s, 2037	1,782,370	125,559
IFB Ser. 05-65, Class SI, IO, 3.814s, 2035	1,842,122	155,891
IFB Ser. 07-17, Class AI, IO, 3.733s, 2037	4,482,139	430,828
IFB Ser. 07-17, Class IB, IO, 3.714s, 2037	910,062	77,314
IFB Ser. 06-14, Class S, IO, 3.714s, 2036	1,585,203	115,942
IFB Ser. 06-11, Class ST, IO, 3.704s, 2036	985,658	68,328
IFB Ser. 07-9, Class AI, IO, 3.683s, 2037	1,739,374	137,781
IFB Ser. 07-27, Class SD, IO, 3.664s, 2037	1,092,724	70,283
IFB Ser. 07-19, Class SJ, IO, 3.664s, 2037	1,853,684	117,863
IFB Ser. 07-23, Class ST, IO, 3.664s, 2037	2,250,513	133,930

IFB Ser. 07-8, Class SA, IO, 3.664s, 2037	1,533,659	104,277
IFB Ser. 07-9, Class CI, IO, 3.664s, 2037	2,858,369	178,460
IFB Ser. 07-7, Class EI, IO, 3.664s, 2037	1,891,255	115,650
IFB Ser. 07-7, Class JI, IO, 3.664s, 2037	2,875,537	222,356
IFB Ser. 07-1, Class S, IO, 3.664s, 2037	2,425,671	154,787
IFB Ser. 07-3, Class SA, IO, 3.664s, 2037	2,316,983	147,200
IFB Ser. 07-73, Class MI, IO, 3.464s, 2037	4,855,026	270,602
IFB Ser. 07-17, Class IC, IO, 3.433s, 2037	2,333,748	199,034
IFB Ser. 07-25, Class KS, IO, 3.383s, 2037	408,075	37,237
IFB Ser. 07-21, Class S, IO, 3.383s, 2037	2,387,876	163,462
IFB Ser. 07-31, Class AI, IO, 3.363s, 2037	1,207,250	124,109
IFB Ser. 07-43, Class SC, IO, 3.283s, 2037	1,534,745	107,081
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	2,445,669	995
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	7,161,608	2,915
Ser. 07-73, Class MO, PO, zero %, 2037	373,951	300,547
FRB Ser. 07-73, Class KI, IO, zero %, 2037	3,734,983	72,263
FRB Ser. 07-73, Class KM, zero %, 2037	373,046	374,303
FRB Ser. 07-49, Class UF, zero %, 2037	129,112	125,383
FRB Ser. 07-35, Class UF, zero %, 2037	185,223	188,347
FRB Ser. 07-22, Class TA, zero %, 2037	133,239	135,589
FRB Ser. 98-2, Class EA, PO, zero %, 2028	239,876	206,449
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	10,642,954	331,761
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.496s, 2045	2,531,937	71,544
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.056s, 2037	75,873,391	248,960
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	11,104,699	220,359
Ser. 05-GG3, Class XC, IO, 0.156s, 2042	37,548,232	574,957
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	928,000	882,281
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,236,589
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	40,102
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	528,000	524,346
FRB Ser. 07-EOP, Class J, 3.93s, 2009	171,000	143,640
Ser. 04-C1, Class X1, IO, 0.336s, 2028	12,578,813	75,179
Ser. 03-C1, Class X1, IO, 0.207s, 2040	8,476,416	172,600
Ser. 05-GG4, Class XC, IO, 0.199s, 2039	43,120,393	677,125
Ser. 06-GG6, Class XC, IO, 0.038s, 2038	45,777,229	114,443
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	130,484	133,890
Ser. 05-RP3, Class 1A3, 8s, 2035	426,570	429,014
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	349,392	345,126
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	376,894	379,098
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	414,922	409,640
IFB Ser. 04-4, Class 1AS, IO, 2.963s, 2034	6,665,961	508,434
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035 (F)	728,949	680,173
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	134,324	33,581
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.709s, 2037	2,087,485	1,874,822
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	370,248
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	2,258,000	2,077,360
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	10,769,000	9,947,864
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,124,840
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	1,157,000	1,083,299
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,829,388
Ser. 07-CB20, Class A4, 5.794s, 2051	1,515,000	1,499,850
Ser. 06-CB14, Class A4, 5.481s, 2044	1,727,000	1,709,454
FRB Ser. 04-PNC1, Class A4, 5.371s, 2041	16,000	16,125
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	40,569
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	38,811
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	573,013
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	14,117,956	461,657
Ser. 06-CB17, Class X, IO, 0.514s, 2043	17,611,839	550,370
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	4,104,562	101,973
Ser. 07-LDPX, Class X, IO, 0.348s, 2049	21,978,643	398,363
Ser. 06-CB16, Class X1, IO, 0.245s, 2045	16,100,017	251,160
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	99,302,308	77,580
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	459,971
Ser. 06-FL2A, Class X1, IO, 0.813s, 2018	2,532,234	--
Ser. 03-ML1A, Class X1, IO, 0.578s, 2039	1,740,646	57,387
Ser. 05-LDP2, Class X1, IO, 0.135s, 2042	61,675,188	872,126
Ser. 05-CB12, Class X1, IO, 0.104s, 2037	22,190,170	176,828
Ser. 05-LDP1, Class X1, IO, 0.093s, 2046	22,456,066	176,315
Ser. 05-LDP3, Class X1, IO, 0.073s, 2042	55,403,498	354,922
Ser. 06-CB14, Class X1, IO, 0.06s, 2044	18,253,565	65,599
Ser. 05-LDP5, Class X1, IO, 0.054s, 2044	143,033,057	553,136
Ser. 07-CB20, Class X1, IO, 0.051s, 2051	35,251,189	390,936
Ser. 06-LDP6, Class X1, IO, 0.049s, 2043	44,444,990	194,447
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	303,244
Ser. 99-C1, Class G, 6.41s, 2031	337,198	353,940
Ser. 98-C4, Class G, 5.6s, 2035	260,000	258,300
Ser. 98-C4, Class H, 5.6s, 2035	441,000	451,446
LB-UBS Commercial Mortgage Trust

Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,278
Ser. 07-C6, Class A2, 5.845s, 2012	3,355,000	3,300,382
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	710,068
Ser. 07-C2, Class XW, IO, 0.535s, 2040	4,724,528	164,073
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.863s, 2037	9,090,269	139,293
Ser. 06-C7, Class XW, IO, 0.719s, 2038	12,514,896	487,237
Ser. 05-C3, Class XCL, IO, 0.167s, 2040	26,714,520	483,884
Ser. 05-C2, Class XCL, IO, 0.144s, 2040	70,698,525	666,321
Ser. 05-C5, Class XCL, IO, 0.119s, 2020	28,467,298	341,682
Ser. 05-C7, Class XCL, IO, 0.099s, 2040	34,366,970	252,043
Ser. 06-C1, Class XCL, IO, 0.088s, 2041	42,957,463	392,276
Ser. 06-C7, Class XCL, IO, 0.083s, 2038	19,133,092	276,224
Ser. 07-C2, Class XCL, IO, 0.057s, 2040	40,598,166	495,298
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.768s, 2017	377,000	350,610
FRB Ser. 05-LLFA, Class J, 3.618s, 2018	173,000	157,430
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 25.328s, 2036	303,985	381,632
IFB Ser. 07-5, Class 4A3, 24.488s, 2036	843,117	1,041,928
IFB Ser. 06-7, Class 4A2, IO, 5.151s, 2036	1,422,111	154,693
IFB Ser. 07-5, Class 8A2, IO, 5.121s, 2036	1,440,045	135,806
Ser. 07-1, Class 3A2, IO, 4.651s, 2037	1,629,806	197,452
IFB Ser. 06-9, Class 3A2, IO, 4.631s, 2037	1,018,544	116,868
IFB Ser. 07-4, Class 3A2, IO, 4.601s, 2037	1,281,371	128,668
IFB Ser. 06-5, Class 2A2, IO, 4.551s, 2036	2,988,298	247,332
IFB Ser. 06-7, Class 2A5, IO, 4.299s, 2036	4,322,260	404,588
IFB Ser. 07-2, Class 2A13, IO, 4.091s, 2037	2,264,641	207,474
IFB Ser. 07-4, Class 2A2, IO, 4.071s, 2037	5,176,818	490,031
IFB Ser. 07-1, Class 2A3, IO, 4.031s, 2037	2,551,135	270,639
Ser. 06-9, Class 2A3, IO, 4.021s, 2036	3,309,500	339,976
IFB Ser. 06-9, Class 2A2, IO, 4.021s, 2037	2,387,314	243,941
IFB Ser. 06-7, Class 2A4, IO, 3.951s, 2036	4,705,171	340,186
IFB Ser. 06-6, Class 1A2, IO, 3.901s, 2036	1,790,085	127,458
IFB Ser. 06-6, Class 1A3, IO, 3.901s, 2036	2,518,269	203,059
IFB Ser. 07-5, Class 10A2, IO, 3.741s, 2037	2,582,259	184,603
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	2,068,461	2,007,027
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.197s, 2034	69,933	56,823
FRB Ser. 04-13, Class 3A6, 3.787s, 2034	1,066,000	1,028,445
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	911,346	9,135
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	2,201,773	4,576
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	303,617	331,046
Ser. 05-1, Class 1A4, 7 1/2s, 2034	531,001	577,463
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.298s, 2027	1,954,047	1,758,643
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	37,953,833	517,418
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 3.318s, 2022	408,848	347,521
Ser. 06-1, Class X1A, IO, 1.428s, 2022	7,501,714	69,156
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.696s, 2030	283,000	300,114
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	1,708,360	1,631,483
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	640,000	619,919
FRB Ser. 07-C1, Class A4, 5.829s, 2050	720,000	712,300
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	38,996
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	38,378
Ser. 05-MCP1, Class XC, IO, 0.109s, 2043	28,116,782	362,443
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	15,273,428	121,710
Ser. 04-KEY2, Class XC, IO, 0.193s, 2039	6,418,588	131,882
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	1,790,000	1,778,473
FRB Ser. 07-8, Class A2, 5.92s, 2049	1,129,000	1,098,410
Ser. 07-9, Class A4, 5.748s, 2049	3,560,000	3,476,316
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	26,024,929	116,909
Ser. 06-3, Class XC, IO, 0.078s, 2046	21,381,674	348,521
Ser. 07-7, Class X, IO, 0.02s, 2050	77,188,304	265,335
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.585s, 2037	1,367,961	359,945
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,114,542	298,140
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,182,641	302,682
Ser. 06-C4, Class X, IO, 4.714s, 2016	3,623,817	1,066,761
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.586s, 2043	5,215,326	242,826
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	553,000	541,409
FRB Ser. 06-IQ11, Class A4, 5.773s, 2042	1,799,000	1,754,220
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	709,000	644,017
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,628,503
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	865,665
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	65,020	65,051
Ser. 04-RR, Class F5, 6s, 2039	790,000	616,200
Ser. 04-RR, Class F6, 6s, 2039	820,000	598,600
Ser. 07-HQ13, Class X1, IO, 0.674s, 2044	24,234,462	783,743

Ser. 05-HQ6, Class X1, IO, 0.098s, 2042	30,909,296	263,148
Ser. 05-HQ5, Class X1, IO, 0.091s, 2042	9,123,267	60,943
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.302s, 2035	1,929,778	1,495,578
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.088s, 2030	470,000	475,116
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.657s, 2035	200,089	191,986
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	177,195	200,425
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.39s,
2042 (United Kingdom)	1,147,000	1,129,355
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)	1,327,000	1,259,058
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)	1,612,000	1,507,704
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,687,243
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	128,140
Ser. 00-C2, Class J, 6.22s, 2033	439,000	410,965
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 4.091s, 2037	5,234,851	491,411
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	1,320,430	1,282,701
Saco I Trust FRB Ser. 05-10, Class 1A1, 2.859s, 2033	533,733	346,926
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.734s, 2036	9,622,814	460,810
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	203,502
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	275,520
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	171,000
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	117,000
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 6.867s, 2034	10,514	10,194
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	4,146,092	3,525,422
FRB Ser. 05-18, Class 6A1, 5.251s, 2035 (F)	851,389	834,050
Ser. 05-9, Class AX, IO, 1.599s, 2035	8,798,595	201,180
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 2.949s, 2034	391,509	358,230
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.573s, 2037	21,207,961	1,722,636
Ser. 07-4, Class 1A4, IO, 1s, 2037	22,439,345	586,587
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 2.659s, 2037	4,964,239	300,544
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	2,706,390	171,762
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	1,590,000	1,508,226
Ser. 07-C30, Class A3, 5.246s, 2043	786,000	792,232
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,248,412
Ser. 06-C28, Class XC, IO, 0.38s, 2048	9,330,482	197,526
Ser. 06-C29, IO, 0.374s, 2048	39,937,167	898,986
Ser. 07-C34, IO, 0.356s, 2046	9,426,494	223,219
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 6.118s, 2018	313,000	250,400
Ser. 03-C3, Class IOI, IO, 0.437s, 2035	6,625,207	177,273
Ser. 07-C31, IO, 0.26s, 2047	36,771,762	604,160
Ser. 06-C27, Class XC, IO, 0.071s, 2045	18,376,710	159,877
Ser. 06-C23, Class XC, IO, 0.053s, 2045	38,986,470	200,390
Ser. 06-C26, Class XC, IO, 0.039s, 2045	14,673,035	43,579
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	39,184
Ser. 06-SL1, Class X, IO, 0.937s, 2043	3,145,311	143,521
Ser. 07-SL2, Class X, IO, 0.852s, 2049	6,050,504	244,864
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	159,736	150,950
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	370,036	65,921
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	572,000	539,068
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.258s, 2036	1,024,458	978,357
Ser. 05-AR2, Class 2A1, 4.541s, 2035	545,395	512,671
Ser. 05-AR9, Class 1A2, 4.369s, 2035	522,688	425,991
Ser. 04-R, Class 2A1, 4.368s, 2034	536,104	506,618
Ser. 05-AR12, Class 2A5, 4.329s, 2035	8,480,000	8,013,600
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	104,135

Total collateralized mortgage obligations (cost $309,494,952)		$332,872,098

CORPORATE BONDS AND NOTES (20.1%)(a)

	Principal amount	Value

Basic Materials (0.4%)
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	$125,000	$125,000
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	695,000	709,107
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	230,000	240,022
Georgia-Pacific Corp. debs. 9 1/2s, 2011	228,000	231,990
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	258,050
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	185,742
Steel Dynamics, Inc. company guaranty sr. unsec.

unsub. notes 6 3/4s, 2015	435,000	426,300
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012	285,000	287,850
Westvaco Corp. unsec. notes 7 1/2s, 2027	70,000	72,382
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	294,561
		2,831,004

Capital Goods (0.4%)
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012	335,000	342,615
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	610,000	631,305
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	145,000	144,556
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	240,000	234,600
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	185,000	177,138
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	355,000	400,241
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	530,000	545,974
		2,476,429

Communication Services (1.9%)
American Tower Corp. 144A sr. notes 7s, 2017	505,000	505,000
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	336,544
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	494,000	599,515
AT&T, Inc. bonds 5 1/2s, 2018	130,000	127,288
AT&T, Inc. sr. unsec. 6.3s, 2038	1,500,000	1,443,983
AT&T, Inc. sr. unsec. 4.95s, 2013	465,000	467,537
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	530,462
British Telecommunications PLC sr. unsec. 5.15s, 2013
(United Kingdom)	765,000	756,325
France Telecom notes 8 1/2s, 2031 (France)	85,000	105,306
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	193,550
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	1,080,000	799,200
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	410,000	406,499
Southwestern Bell Telephone debs. 7s, 2027	425,000	420,234
Sprint Capital Corp. company guaranty 6 7/8s, 2028	630,000	469,350
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	140,000	133,392
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	425,000	386,115
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	145,000	135,487
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	70,000	68,830
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	295,000	312,223
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	115,000	118,254
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	140,873
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	240,000	280,281
Telus Corp. notes 8s, 2011 (Canada)	435,000	473,101
Verizon Communications, Inc. sr. unsec. 5.55s, 2016	590,000	586,989
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	100,000	96,941
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,018,653
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	44,691
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	466,501
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	248,260
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	625,000	578,344
		12,249,728

Conglomerates (0.2%)
General Electric Co. sr. unsec. 5 1/4s, 2017	305,000	304,579
Honeywell International, Inc. sr. unsecd. notes 5.3s,
2018	185,000	189,602
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	291,745
Textron, Inc. sr. unsec. 5.6s, 2017	570,000	599,177
		1,385,103

Consumer Cyclicals (1.0%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	240,994
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	249,375
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	695,000	718,893
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	175,000	183,675
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	720,000	735,136
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	425,000	413,703
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012	505,000	518,955
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	42,216
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	387,338
Marriott International, Inc. notes 6 3/8s, 2017	376,000	367,704

Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	60,000	57,840
Office Depot, Inc. notes 6 1/4s, 2013	232,000	243,706
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	273,260
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013 (S)	590,000	589,261
Target Corp. bonds 6 1/2s, 2037 (S)	690,000	667,161
VF Corp. sr. unsec. 5.95s, 2017	295,000	295,443
Vulcan Materials Co. sr. unsub. 5.6s, 2012	355,000	360,638
		6,345,298

Consumer Staples (2.5%)
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	475,026
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	1,115,000	1,218,119
Cox Communications, Inc. notes 7 1/8s, 2012	300,000	317,713
Cox Communications, Inc. 144A notes 5 7/8s, 2016	455,000	451,816
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	531,783
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	790,000	724,449
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	709,480	752,652
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	230,000	237,522
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	630,000	645,205
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	270,000	279,328
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	420,000	405,420
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	115,000	117,383
General Mills, Inc. sr. unsec. unsub. 5.65s, 2012	595,000	618,824
Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	67,332
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,414
Kroger Co. company guaranty 6.4s, 2017	505,000	532,964
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	354,384
McDonald's Corp. sr. unsec. bond 5.8s, 2017	175,000	183,236
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	224,296
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	462,912
News America Holdings, Inc. debs. 7 3/4s, 2045	875,000	926,321
Sara Lee Corp. notes 6 1/4s, 2011	350,000	370,797
TCI Communications, Inc. company guaranty 7 7/8s, 2026	960,000	1,011,522
TCI Communications, Inc. debs. 9.8s, 2012	670,000	764,191
TCI Communications, Inc. debs. 7 7/8s, 2013	530,000	581,068
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)	450,000	436,090
Time Warner Cable, Inc. company guaranty 6.55s, 2037	290,000	273,754
Time Warner Cable, Inc. company guaranty 5.85s, 2017	170,000	162,726
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	5,541
Time Warner, Inc. debs. 9.15s, 2023	325,000	376,176
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	991,839
Viacom, Inc. sr. notes 5 3/4s, 2011	250,000	252,663
Walt Disney Co. (The) sr. unsec. 4.7s, 2012	860,000	882,750
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	265,000	266,352
		15,923,568

Energy (1.0%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036 (S)	265,000	270,721
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	148,000	153,173
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	430,500
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	745,000	725,153
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	75,000	63,665
EOG Resources, Inc. sr. unsec notes 5 7/8s, 2017	260,000	272,568
Forest Oil Corp. sr. notes 8s, 2011	250,000	260,625
Hess Corp. bonds 7 7/8s, 2029	500,000	593,371
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	96,646
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	273,000
Nexen, Inc. bonds 6.4s, 2037 (Canada)	240,000	229,833
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	306,313
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	600,000	628,283
Sunoco, Inc. notes 4 7/8s, 2014	260,000	259,065
Tesoro Corp. company guaranty 6 1/2s, 2017	415,000	371,425
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	305,000	317,517
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	94,035
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	115,000	118,951
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	350,000	333,470
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	192,284
		5,990,598

Financial (7.6%)
AGFC Capital Trust I company guaranty 6s, 2067	270,000	226,149
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	990,000	998,965
American Express Co. sr. unsec. notes 6.15s, 2017	520,000	517,602
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	845,000	680,314
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	725,000	686,423
Amvescap PLC company guaranty 5 5/8s, 2012	215,000	220,269
Bank of New York Mellon Corp./The sr. unsec. 4.95s,
2012	245,000	251,022
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	460,000	386,506

Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	700,000	700,345
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	455,054
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.865s, 2012 (Cayman Islands)	905,000	870,891
Capital One Capital III company guaranty 7.686s, 2036	720,000	559,192
Chubb Corp. (The) sr. notes 6s, 2037	270,000	244,773
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	1,360,000	605,894
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	48,057
CIT Group, Inc. sr. notes 5s, 2014 (S)	645,000	507,585
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	280,000	279,246
Citigroup, Inc. sub. notes 5s, 2014	530,000	499,486
CNA Financial Corp. unsec. notes 6 1/2s, 2016	305,000	308,224
CNA Financial Corp. unsec. notes 6s, 2011	305,000	313,195
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	576,000	487,946
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	428,391
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	160,000	149,420
Dresdner Funding Trust I 144A bonds 8.151s, 2031	575,000	508,329
Duke Realty LP sr. unsec 6 1/2s, 2018	185,000	164,738
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	261,436
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	450,000	402,068
Fleet Capital Trust V bank guaranty FRN 3.764s, 2028	470,000	356,968
Fund American Cos., Inc. notes 5 7/8s, 2013	650,000	671,287
GATX Financial Corp. notes 5.8s, 2016	235,000	236,789
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017
(S)	1,425,000	1,458,144
General Electric Capital Corp. sr. unsec. 5 7/8s, 2038	1,160,000	1,118,075
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	565,000	552,863
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	380,000	290,015
GMAC, LLC unsub. notes FRN 4.315s, 2009	1,110,000	948,678
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,215,000	1,140,646
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012
(S)	500,000	512,623
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	410,000	351,582
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	156,730
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	350,221
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	325,000	319,532
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	201,111
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	221,708
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,135,322
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom) (S)	1,360,000	1,290,152
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,060,000	944,578
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	705,000	493,500
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	335,000	301,500
JPMorgan Chase & Co. sr. notes 6s, 2018	1,090,000	1,136,675
JPMorgan Chase Bank NA sub. notes 6s, 2017	405,000	422,100
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	310,404
JPMorgan Chase Capital XXV bonds 6.8s, 2037	365,000	333,492
Lehman Brothers E-Capital Trust I FRN 3.85s, 2065	659,000	395,525
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014	675,000	665,769
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 5s, 2011	550,000	520,645
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	1,335,000	1,283,356
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	65,000	58,720
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	844,790
Lincoln National Corp. FRB 7s, 2066	320,000	293,433
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	190,000	176,024
Loews Corp. notes 5 1/4s, 2016	210,000	209,967
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	659,521
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	381,608
Merrill Lynch & Co., Inc. notes 5.45s, 2013	1,135,000	1,112,855
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	1,500,000	1,363,965
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	234,241
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	281,684
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	445,000	452,582
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	215,314
NB Capital Trust IV company guaranty 8 1/4s, 2027	2,110,000	2,167,962
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	205,000	132,225
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	554,961
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	155,000	142,308
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	340,000	341,743
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	807,905
RBS Capital Trust IV company guaranty FRN 3.496s, 2049	600,000	367,718
Regency Centers LP sr. unsec. 5 7/8s, 2017	265,000	242,703
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	285,000	245,605
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	246,611
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	110,000	100,993
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	300,000	275,605

Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	153,000	145,544
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	430,773
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	295,000	291,846
Swiss Re Capital I LP 144A FRN 6.854s, 2049 (United
Kingdom)	355,000	338,504
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	295,000	280,363
Unitrin, Inc. sr. notes 6s, 2017	300,000	299,615
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	908,316
Wachovia Corp. notes 5 3/4s, 2018	185,000	182,147
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	425,000	363,375
Wells Fargo & Co. sr.not 4 3/8s, 2013 (S)	870,000	865,545
Westfield Group sr. notes 5.7s, 2016 (Australia)	365,000	330,008
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	626,998
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	244,497
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	865,000	785,878
		47,885,962

Health Care (0.7%)
Aetna, Inc. sr. unsub. 6 3/4s, 2037	2,050,000	1,953,730
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	730,000	771,656
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)	205,000	206,715
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)	235,000	240,502
Hospira, Inc. sr. notes 6.05s, 2017	230,000	227,959
Hospira, Inc. sr. notes 5.55s, 2012	320,000	330,764
UnitedHealth Group, Inc. bonds 6 7/8s, 2038	150,000	143,041
UnitedHealth Group, Inc. bonds 6s, 2018	215,000	210,596
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	305,000	309,569
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	185,725
		4,580,257

Technology (0.6%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	321,334
Avnet, Inc. notes 6s, 2015	310,000	310,742
Fiserv, Inc. company guaranty 6.8s, 2017	305,000	315,189
Fiserv, Inc. company guaranty 6 1/8s, 2012	305,000	314,307
IBM Corp. sr. unsec. notes 5.7s, 2017	740,000	778,700
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	430,000	332,578
Motorola, Inc. sr. unsec. notes 6s, 2017	215,000	184,182
Tyco Electronics Group SA company guaranty 6s, 2012
(Luxembourg)	465,000	491,984
Xerox Corp. sr. notes 6.4s, 2016	445,000	460,365
		3,509,381

Transportation (0.6%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	38,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	215,000
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	1,205,000	1,198,975
Delta Air Lines, Inc. 144A collateralized 6.821s, 2022	364,815	351,659
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	628,463	603,325
Southwest Airlines Co. pass-through certificates
6.15s, 2022	343,937	334,821
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	49,885
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	205,000	207,552
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	312,700
United AirLines, Inc. pass-through certificates
6.636s, 2022	282,117	262,629
		3,574,546

Utilities & Power (3.2%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	338,274
American Water Capital Corp. 144A bonds 6.593s, 2037	185,000	185,306
American Water Capital Corp. 144A bonds 6.085s, 2017	205,000	213,338
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	218,344
Arizona Public Services Co. notes 6 1/2s, 2012	435,000	452,915
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	378,226
Beaver Valley II Funding debs. 9s, 2017	593,000	659,374
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	653,178
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	950,000	1,009,883
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	556,370
CMS Energy Corp. unsub. notes 6.55s, 2017	20,000	19,450
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	107,424
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	470,000	423,682
Commonwealth Edison Co. 1st mtge. sec. bond 5.8s, 2018	80,000	79,579
Consumers Energy Co. 1st mtge. sec. bond 5.65s, 2018	45,000	45,251
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	296,000	306,987
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	1,375,000	1,257,477
El Paso Natural Gas Co. sr. unsec. 5.95s, 2017	50,000	49,043

Enbridge Energy Partners LP 144A notes 6 1/2s, 2018	275,000	275,000
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	387,387
Florida Power Corp. 1st mtge. 6.35s, 2037	415,000	431,244
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	250,608
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	320,000	357,645
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	100,000	101,250
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	445,414
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	143,839
Kansas Gas & Electric bonds 5.647s, 2021	147,472	145,951
Kinder Morgan, Inc. notes 6s, 2017	230,000	231,099
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	234,900
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036 (S)	890,000	860,217
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	215,000	215,468
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	279,544
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	185,000	181,391
Northwest Pipeline Corp. sr. unsec. notes 5.95s, 2017	90,000	89,325
Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	453,510
Oncor Electric Delivery Co. debs. 7s, 2022	245,000	234,649
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	375,000	363,104
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	156,330
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	320,000	303,451
Pacific Gas & Electric Co. unsec. bonds 4.2s, 2011	30,000	30,148
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	207,126
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	458,219
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	377,529	395,050
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	255,879
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	390,000	403,978
Public Service Co. of New Mexico sr. notes 4.4s, 2008	270,000	269,527
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	480,000	432,584
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037 (S)	735,000	704,850
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	410,000	388,411
Southern California Edison Co. notes 6.65s, 2029	515,000	530,176
Southern Natural Gas. Co. 144A notes 5.9s, 2017	185,000	184,639
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	376,123
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	465,000	496,994
TEPPCO Partners LP company guaranty FRB 7s, 2067	240,000	205,644
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	275,000	282,109
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	210,000	185,616
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	360,000	347,119
West Penn Power Co. 1st mtge. 5.95s, 2017	395,000	410,343
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	43,823
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	313,210
		20,016,995

Total corporate bonds and notes (cost $132,192,809)		$126,768,869

ASSET-BACKED SECURITIES (11.3%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.289s, 2035 (F)	141,000	$87,345
FRB Ser. 05-4, Class A2C, 2.809s, 2035	122,000	106,140
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.749s, 2036	307,000	162,710
FRB Ser. 06-HE3, Class A2C, 2.749s, 2036	418,000	362,150
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 3.586s, 2013	373,000	325,566
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	26,758	4
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.009s, 2029	1,183,337	826,009
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 3.318s, 2012	563,232	551,439
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.099s, 2036	388,000	38,800
FRB Ser. 03-8, Class M2, 4.349s, 2033 (F)	208,011	47,738
AMP CMBS 144A FRB Ser. 06-1A, Class A, 3.55s, 2047
(Cayman Islands)	790,000	370,172
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	582,768
Ser. 04-1A, Class E, 6.42s, 2039	495,418	422,989
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.869s, 2033 (F)	23,047	3,450
FRB Ser. 06-W4, Class A2C, 2.759s, 2036	743,000	527,530
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 3.599s, 2033 (F)	223,000	156,039
FRB Ser. 05-WMC1, Class M1, 3.039s, 2035	177,000	136,290
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.099s, 2035	176,000	19,711
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.789s, 2036	177,424	161,974
FRB Ser. 06-HE4, Class A5, 2.759s, 2036	551,000	358,150
FRB Ser. 06-HE7, Class A4, 2.739s, 2036	217,000	173,600

Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.236s, 2033	412,988	384,079
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
3.848s, 2011	470,000	464,125
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	148,813
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 3.178s, 2039	2,465,539	2,367,859
FRB Ser. 04-D, Class A, 3.068s, 2044	541,901	444,359
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 3.949s, 2038	382,352	328,823
FRB Ser. 03-SSRA, Class A, 3.299s, 2038	379,252	333,742
FRB Ser. 04-SSRA, Class A1, 3.199s, 2039	328,057	285,409
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 4.599s, 2035	301,000	17,872
FRB Ser. 06-PC1, Class M9, 4.349s, 2035	178,000	17,800
FRB Ser. 05-HE1, Class M3, 3.529s, 2035 (F)	198,000	112,775
FRB Ser. 03-3, Class A2, 3.189s, 2043	852,798	765,386
FRB Ser. 05-3, Class A1, 3.049s, 2035	202,113	171,544
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 4.849s, 2036	106,000	10,600
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	577,999
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	34,712	34,254
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.898s, 2010	860,000	850,485
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.019s, 2035	133,073	95,923
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,220,433	190,382
Ser. 00-4, Class A6, 8.31s, 2032	2,930,945	2,458,787
Ser. 00-5, Class A6, 7.96s, 2032	1,582,504	1,298,541
Ser. 01-4, Class A4, 7.36s, 2033	2,155,829	2,158,820
Ser. 00-6, Class A5, 7.27s, 2031	398,085	365,267
Ser. 01-1, Class A5, 6.99s, 2032	4,214,216	4,172,202
Ser. 01-3, Class A4, 6.91s, 2033	2,287,271	2,173,365
Ser. 02-1, Class A, 6.681s, 2033	2,138,144	2,081,256
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.119s, 2035	134,000	100,500
FRB Ser. 04-6, Class 2A5, 2.989s, 2034	338,482	253,862
FRB Ser. 05-14, Class 3A2, 2.839s, 2036	87,261	75,917
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	137,000	102,736
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	716,000	429,600
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	55,155	16,547
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	155,000	138,639
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.269s, 2035 (F)	81,000	40,456
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.139s, 2035	286,000	257,400
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.749s, 2036	493,000	417,142
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	116,011	112,821
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.929s, 2036	685,000	585,059
FRB Ser. 06-2, Class 2A3, 2.769s, 2036	1,287,000	900,900
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 3.899s, 2019	513,000	439,128
Ser. 04-1A, Class B, 3.449s, 2018	36,723	32,316
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	814,000	737,944
GEBL 144A
Ser. 04-2, Class D, 5.568s, 2032 (F)	261,777	130,914
Ser. 04-2, Class C, 3.668s, 2032 (F)	195,800	127,295
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,962,375	5,246,890
Ser. 97-2, Class A7, 7.62s, 2028	132,072	140,808
Ser. 97-6, Class A9, 7.55s, 2029	286,744	285,978
Ser. 97-4, Class A7, 7.36s, 2029	215,894	214,415
Ser. 97-3, Class A5, 7.14s, 2028	174,482	179,399
Ser. 97-6, Class A8, 7.07s, 2029	103,719	104,866
Ser. 98-4, Class A7, 6.87s, 2030	122,219	124,664
Ser. 97-7, Class A8, 6.86s, 2029	141,081	137,830
Ser. 99-3, Class A6, 6 1/2s, 2031	228,403	223,881
Ser. 98-6, Class A7, 6.45s, 2030	172,250	175,230
Ser. 99-1, Class A6, 6.37s, 2025	408,000	410,040
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,620,387	1,467,803
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	176,154
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	513,948	513,418
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.749s, 2036	1,916,000	1,580,112
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.149s, 2030 (Cayman Islands)	400,000	243,080
FRB Ser. 05-1A, Class D, 4.129s, 2030 (Cayman Islands)	180,084	142,266
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.628s, 2036 (Cayman Islands)	933,879	560,327
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.929s, 2036	345,000	224,250
Hyundai Auto Receivables Trust Ser. 04-A, Class D,

4.1s, 2011	53,033	52,548
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 4.849s, 2035	268,000	26,800
FRB Ser. 06-FRE1, Class A4, 2.889s, 2035	291,000	253,257
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,674,344	4,280,675
IFB Ser. 07-3, Class 4B, IO, 4.091s, 2037	1,888,164	180,895
FRB Ser. 07-6, Class 2A1, 2.809s, 2037	3,740,204	2,693,321
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.599s, 2036 (Cayman
Islands)	1,280,000	595,200
FRB Ser. 02-1A, Class FFL, 5.349s, 2037 (Cayman
Islands)	2,075,000	726,250
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.219s, 2035 (F)	226,000	101,536
FRB Ser. 06-4, Class 2A4, 2.859s, 2036	331,000	180,649
FRB Ser. 06-1, Class 2A3, 2.789s, 2036	587,000	472,535
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 5.849s, 2032	1,626,445	1,154,613
Ser. 02-A IO, 0.3s, 2032	50,860,492	519,820
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	38,424	38,311
Ser. 04-2A, Class D, 5.389s, 2026	38,641	39,007
Ser. 04-2A, Class C, 4.741s, 2026	38,293	38,759
FRB Ser. 02-1A, Class A1, 3.236s, 2024	401,908	369,283
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 2.749s, 2036	174,000	131,649
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 3.998s, 2010	860,000	853,316
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	207,797	178,707
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.279s, 2035 (F)	141,000	63,384
FRB Ser. 05-HE1, Class M3, 3.119s, 2034 (F)	141,000	77,474
FRB Ser. 06-NC4, Class M2, 2.899s, 2036 (F)	198,000	53,229
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 4.678s, 2039 (Cayman Islands)	500,000	408,125
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.555s, 2015 (Cayman Islands)	193,672	187,629
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	104,593	95,069
Ser. 04-B, Class C, 3.93s, 2012	94,450	85,961
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	672,761	627,725
FRB Ser. 03-4, Class M3, 4.649s, 2033 (F)	12,938	2,195
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.759s, 2036	410,000	356,823
FRB Ser. 06-2, Class A2C, 2.749s, 2036	410,000	343,001
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	588,272	483,996
Ser. 00-D, Class A3, 6.99s, 2022	19,458	18,674
Ser. 01-D, Class A3, 5.9s, 2022	63,502	48,896
Ser. 02-C, Class A1, 5.41s, 2032	1,632,633	1,501,370
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	181,578	157,066
Ser. 01-B, Class A3, 6.535s, 2023	64,012	57,734
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.388s, 2018 (Ireland)	273,000	248,430
FRB Ser. 05-A, Class D, 4.588s, 2012 (Ireland)	300,000	249,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.099s, 2035	93,000	13,020
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	72,086	70,802
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 3.429s, 2036 (F)	92,000	41,352
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.099s, 2034	87,641	6,135
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.729s, 2036	639,000	523,980
Permanent Financing PLC FRB Ser. 3, Class 3C, 4.14s,
2042 (United Kingdom)	580,000	573,122
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.789s, 2036	690,020	645,530
FRB Ser. 07-RZ1, Class A2, 2.759s, 2037	640,000	513,052
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 3.329s, 2035 (F)	321,000	144,212
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.349s, 2035 (F)	371,000	37,004
Ser. 04-NT, Class Note, 4 1/2s, 2034	37,676	3,768
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	7,356	7
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)	98,270	10
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.249s, 2035 (F)	141,000	63,332
FRB Ser. 07-NC2, Class A2B, 2.739s, 2037	602,000	409,360
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 2.809s, 2036	704,000	445,139
FRB Ser. 06-FRE1, Class A2B, 2.779s, 2036	325,000	234,000
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.769s, 2036	333,000	285,495
FRB Ser. 06-3, Class A3, 2.759s, 2036	1,927,000	1,594,780
Soundview Home Equity Loan Trust 144A FRB Ser.

05-CTX1, Class B1, 5.099s, 2035		202,000	24,240
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.296s, 2038 (Cayman Islands)		235,000	4,700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.859s, 2036		331,000	165,500
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.099s, 2035		420,000	10,356
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015		2,126,616	2,041,551
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		718,000	338,515
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
2.919s, 2037		146,000	83,969
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		54,648	53,762
Ser. 04-3, Class D, 4.07s, 2012		22,179	22,095
Ser. 04-4, Class D, 3.58s, 2012		14,392	14,266
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.231s, 2044 (United Kingdom)		350,167	245,117

Total asset-backed securities (cost $85,893,780)			$71,342,711

PURCHASED OPTIONS OUTSTANDING (5.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.370	45,696,000	$3,743,416
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	45,696,000	3,706,403
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	3,706,403
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	45,696,000	1,050,551
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.370	45,696,000	1,034,557
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	1,050,551
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing on April 16, 2018.	Apr-08/4.405	7,595,000	214,407
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.	Apr-08/4.405	7,595,000	15,646
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	76,000,000	5,703,040
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	$23,109,000	2,008,403
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	23,109,000	1,994,307
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	18,711,000	1,690,726
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.030	33,440,000	1,208,856
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.030	33,440,000	2,095,350
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	17,706,000	1,066,609
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	17,706,000	947,448
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	$8,743,000	791,679

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	$23,109,000	319,366
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	23,109,000	315,207
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	18,711,000	242,869
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.2375% versus the three month USD-LIBOR-BBA
maturing May 8, 2018.	May-08/4.238	17,706,000	206,806
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.2375% versus the three month
USD-LIBOR-BBA maturing May 8, 2018.	May-08/4.238	17,706,000	400,156
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	$8,743,000	3,410
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	76,000,000	8

Total purchased options outstanding (cost $22,021,258)			$33,516,174

SENIOR LOANS (0.8%)(a)(c)

		Principal amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 5/8s, 2013		$86,000	$71,308
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013		128,671	119,045
Momentive Performance Materials, Inc. bank term loan
FRN 4.938s, 2013		127,301	112,025
NewPage Holding Corp. bank term loan FRN 6.313s, 2014		129,000	125,882
			428,260

Capital Goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014		6,909	6,424
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014		118,567	110,230
Polypore, Inc. bank term loan FRN Ser. B, 4.96s, 2014		128,676	113,235
Sequa Corp. bank term loan FRN 5.95s, 2014		257,355	242,611
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013		129,000	120,185
			592,685

Communication Services (0.1%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013		128,673	121,756
Crown Castle International Corp. bank term loan FRN
4.196s, 2014		63,839	58,133
Intelsat Corp. bank term loan FRN Ser. B2, 5.611s, 2011		42,996	39,234
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.611s,
2013		43,009	39,245
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.611s,
2013		42,996	39,234
Level 3 Communications, Inc. bank term loan FRN
6.202s, 2014		129,000	110,295
MetroPCS Wireless, Inc. bank term loan FRN 6.097s, 2013		129,000	117,999
PAETEC Holding Corp. bank term loan FRN Ser. B1,
5.204s, 2013		128,675	119,346
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.13s, 2013		129,000	120,035
West Corp. bank term loan FRN 5.55s, 2013		129,000	111,370
			876,647

Consumer Cyclicals (0.1%)
Allison Transmission bank term loan FRN Ser. B,
5.746s, 2014		129,000	112,921
Aramark Corp. bank term loan FRN 4.83s, 2014		7,706	7,169
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014		121,294	112,837
Dana Corp. bank term loan FRN 6.779s, 2015		128,678	118,169
Goodman Global Holdings bank term loan FRN Ser. B,
7 1/2s, 2011		105,000	102,113
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010		129,000	116,100
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 7.703s, 2015		129,000	118,058
Lear Corp bank term loan FRN 5.274s, 2013		129,000	117,229
National Bedding Co. bank term loan FRN 4.741s, 2011		56,000	45,640
Nortek Holdings, Inc. bank term loan FRN Ser. B,
5.35s, 2011		80,791	69,345
Yankee Candle Co., Inc. bank term loan FRN 4.611s, 2014		76,000	65,398

			984,979

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.552s, 2013		129,000	118,680
Cablevision Systems Corp. bank term loan FRN 4 3/4s,
2013		128,672	120,085
Charter Communications, Inc. bank term loan FRN 5.26s,
2014		129,000	108,871
Cinemark USA, Inc. bank term loan FRN 4.772s, 2013		129,000	116,584
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014		128,674	102,746
Paxson Communications Corp. bank term loan FRN Ser. B,
7.627s, 2012		215,000	173,075
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.406s, 2014		128,676	111,369
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.815s, 2013		128,986	114,475
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014		124,671	97,952
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014		4,329	3,401
VNU Group BV bank term loan FRN Ser. B, 5.346s, 2013
(Netherlands)		128,796	115,962
			1,183,200

Energy (--%)
Western Refining, Inc. bank term loan FRN Ser. B,
4.994s, 2014		89,000	76,651

Health Care (0.1%)
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014		126,312	109,023
IASIS Healthcare, LLC/ IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.978s, 2014		30,925	27,884
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		8,247	7,436
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.244s, 2014		89,602	80,791
Sun Healthcare Group, Inc. bank term loan FRN 4.73s,
2014		21,507	19,357
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
5.539s, 2014		128,315	115,484
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.677s, 2014		13,557	12,202
			372,177

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.355s,
2014		128,677	115,684
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.861s, 2013		84,785	71,239
SunGard Data Systems, Inc. bank term loan FRN 5.162s,
2014		129,000	119,472
Travelport bank term loan FRN 5.196s, 2013		77,466	67,368
Travelport bank term loan FRN Ser. B, 4.954s, 2013		51,534	44,816
			418,579

Transportation (--%)
Navistar Financial Corp. bank term loan FRN 5.957s,
2012		34,400	30,229
Navistar International Corp. bank term loan FRN
6.501s, 2012		94,600	83,130
			113,359

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014		129,000	117,405
NRG Energy, Inc. bank term loan FRN 6.58s, 2014		40,746	38,041
NRG Energy, Inc. bank term loan FRN 6.58s, 2014		88,254	82,395
			237,841

Total senior loans (cost $5,266,064)			$5,284,378

MUNICIPAL BONDS AND NOTES (0.2%)(a)

	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		$415,000	$403,596
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47		585,000	558,447

Total municipal bonds and notes (cost $999,956)			$962,043

SHORT-TERM INVESTMENTS (16.4%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)		$5,774,029	$5,766,590
Three Pillars Funding Corp. for an effective yield
of 3.00%, April 1, 2008		20,000,000	20,000,000

Interest in $420,000,000 joint tri-party repurchase
agreement dated March 31, 2008 with Deutsche Bank
Securities, Inc. due April 1, 2008 -- maturity value
of $8,000,556, for an effective yield of 2.50%
(collateralized by various mortgage backed securities
with a coupon rate of 5.00% and a due dates ranging
from June 1, 2036 to September 1, 2037 valued
at $428,400,001).	8,000,000	8,000,000
U.S. Treasury Bills, for effective yields ranging from
1.17% to 1.50%, September 18, 2008 (SEG)	9,059,000	8,996,123
Putnam Prime Money Market Fund (e)	60,210,023	60,210,023

Total short-term investments (cost $102,973,487)		$102,972,736

TOTAL INVESTMENTS

Total investments (cost $1,481,970,154) (b)		$1,503,745,177

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	332	$ 80,862,750	Sep-09	$ 1,816,647
Euro-Dollar 90 day (Short)	731	178,601,575	Jun-08	(4,493,588)
Euro-Dollar 90 day (Short)	1295	316,967,438	Sep-08	(8,412,719)
U.S. Treasury Bond 20 yr (Long)	421	50,013,484	Jun-08	801,722
U.S. Treasury Note 2 yr (Short)	5226	1,121,793,563	Jun-08	(3,458,367)
U.S. Treasury Note 5 yr (Short)	3242	370,347,844	Jun-08	1,096,874
U.S. Treasury Note 10 yr (Long)	4011	477,120,984	Jun-08	11,944,894

Total				$ (704,537)

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $23,459,971) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	$76,674,000	Jun-08/5.950	$10,734

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	76,674,000	Jun-08/5.950	11,517,200

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	54,886,000	Aug-08/5.310	5,234,478

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	54,886,000	Aug-08/5.310	223,935

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	36,793,000	Dec-08/5.000	2,613,407

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	36,793,000	Dec-08/5.000	537,178

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	44,455,000	Feb-10/5.215	3,166,974

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.220	2,345,929

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 2.36% versus the three month USD-LIBOR-BBA
maturing September 22, 2010.	107,603,000	Sep-08/2.360	571,372

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.080	2,130,151

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	44,455,000	Feb-10/5.215	1,362,546

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	18,405,000	Feb-09/4.935	1,208,104

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.080	1,148,624

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 2.36% versus the three month
USD-LIBOR-BBA maturing September 22, 2010.	107,603,000	Sep-08/2.360	1,070,650

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.220	1,011,460

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	658,683

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	414,072

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	18,405,000	Feb-09/4.935	367,732

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,673,500	May-12/5.515	330,837

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,673,500	May-12/5.515	206,288

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,869,500	May-12/5.520	132,473

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,869,500	May-12/5.520	82,258

Total			$36,345,085

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $344,101,563) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$19,000,000	4/14/08	$19,675,391
FNMA, 5 1/2s, April 1, 2038	319,000,000	4/14/08	321,965,817
FNMA, 5s, April 1, 2038	3,000,000	4/14/08	2,968,594

Total			$344,609,802

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$23,974,000	$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$2,137,886

24,800,000	--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(182,002)

29,313,000	--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(1,091,562)

35,700,000	--	1/14/10	3 month USD-LIBOR-BBA	4.106%	1,015,274

39,200,000	--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(2,118,740)

2,752,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	97,295

22,000,000	--	5/20/15	3 month USD-LIBOR-BBA	4.528%	1,402,291

8,300,000	--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(533,874)

3,000,000	--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(175,614)

1,240,000	--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(71,257)

1,500,000	--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(80,180)

21,000,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(1,902,398)

1,769,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(186,093)

7,000,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	353,470

Bear Stearns Bank plc
25,900,000	--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(2,303,581)

Citibank, N.A.
1,590,000	--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(183,661)

23,850,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,065,984)

13,780,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,024,919)

34,070,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(1,515,908)

35,011,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(3,486,651)

22,208,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(1,818,755)

1,280,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	126,814

37,713,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	960,550

7,097,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(356,198)

Credit Suisse First Boston International
28,000,000	--	5/17/09	3 month USD-LIBOR-BBA	4.505%	1,027,787

10,570,000	--	10/7/14	3 month USD-LIBOR-BBA	4.624%	734,849

Credit Suisse International
1,606,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(126,686)

9,200,000	--	3/14/12	3 month USD-LIBOR-BBA	4.98%	670,557

1,656,000	--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	157,473

2,898,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	338,450

2,609,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(229,694)

Deutsche Bank AG
6,625,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	773,716

4,550,000	--	11/7/17	3 month USD-LIBOR-BBA	5.056%	441,992

Goldman Sachs International
9,680,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(607,900)

10,209,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	--

17,775,000	--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(226,033)

5,663,000	--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	505,918

1,655,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(197,404)

19,200,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(808,058)

64,699,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(2,062,622)

14,556,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,559,207

62,989,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,967,050)

13,947,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	1,394,613

7,552,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	745,670

9,190,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	652,781

8,500,000	--	10/1/17	3 month USD-LIBOR-BBA	5.253%	955,852

1,500,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	147,918

4,880,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(552,150)

1,696,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(232,932)

5,940,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(450,797)

2,898,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(242,463)

29,307,100	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	1,054,365

47,565,600	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	1,565,860

13,242,100	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,193,246)

570,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	56,645

84,478,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(12,230,889)

JPMorgan Chase Bank, N.A.
9,709,000	--	2/15/18	3 month USD-LIBOR-BBA	5.34%	1,042,620

9,300,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(1,003,344)

19,667,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(1,651,221)

7,968,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(170,481)

24,386,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(774,093)

6,050,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(353,592)

21,658,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,363,591)

90,223,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	97,040

47,089,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(309,672)

39,362,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(286,197)

54,877,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(95,499)

65,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(5,077,712)

1,793,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	190,707

20,825,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(265,891)

35,700,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	2,465,989

29,900,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	4,451,390

43,180,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	1,830,675

19,780,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(1,885,531)

27,520,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(2,683,643)

64,534,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(2,060,472)

14,515,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	1,564,369

3,300,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	440,458

1,979,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(193,139)

3,601,000	--	1/19/17	3 month USD-LIBOR-BBA	5.249%	359,198

14,151,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(343,617)

26,777,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	3,051,214

40,872,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	4,137,995

6,637,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	590,760

7,220,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(456,254)

1,800,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(95,859)

25,100,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	1,174,289

5,862,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	355,685

79,900,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	6,873,797

12,976,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(1,311,226)

3,613,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(363,020)

47,565,600	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	1,574,421

13,242,100	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,194,305)

4,300,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(416,768)

10,559,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(811,949)

2,850,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	277,271

34,070,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,522,770)

35,011,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(3,507,574)

35,576,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	2,171,569

7,097,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(471,165)

63,600,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	793,910

33,800,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	4,085,476

16,700,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	755,239

19,000,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(1,684,942)

29,216,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	(517,102)

2,264,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	(13,728)

3,019,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	(28,464)

3,019,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	(25,284)

70,063,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	1,180,214

Lehman Brothers Special Financing, Inc.
32,378,000	194,742	2/26/18	4.65%	3 month USD-LIBOR-BBA	(1,387,814)

49,567,000	--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(506,015)

114,696,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(799,301)

19,681,000	--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(65,832)

35,850,000	--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(49,388)

35,850,000	--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(19,780)

47,089,000	--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(473,209)

48,590,000	--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(510,792)

196,000,000	--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(605,360)

66,500,000	--	3/25/38	4.583%	3 month USD-LIBOR-BBA	693,125

57,108,000	--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(162,621)

33,300,000	--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(3,329,704)

7,520,000	--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(605,604)

15,908,492	--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(604,311)

30,083,000	--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(1,144,752)

3,634,000	--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(458,039)

4,088,344	--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(328,371)

38,030,000	--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(3,748,117)

989,267	--	8/29/17	3 month USD-LIBOR-BBA	5.32%	103,929

91,686,000	--	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,155,467

92,028,000	--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(7,854,047)

104,829,000	--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(13,036,332)

56,250,000	--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(5,874,777)

43,020,000	--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(3,548,098)

19,475,000	--	10/23/08	3 month USD-LIBOR-BBA	5.26%	592,647

7,828,000	--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	932,530

19,475,000	--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(591,636)

7,828,000	--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(930,956)

34,981,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(875,241)

12,600,000	--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(314,869)

7,423,000	--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(614,941)

19,538,100	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	700,515

47,565,600	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	1,638,635

13,242,100	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(1,342,028)

13,780,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,015,973)

1,650,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	160,179

34,070,000	--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(1,526,576)

35,011,000	--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(3,440,746)

980,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	96,393

16,972,000	--	12/11/17	3 month USD-LIBOR-BBA	4.839%	1,306,361

37,713,000	--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	1,318,756

7,118,000	--	4/12/12	3 month USD-LIBOR-BBA	5.087%	644,018

29,605,000	--	2/8/10	2.728%	3 month USD-LIBOR-BBA	(138,231)

21,424,000	--	2/7/18	4.217%	3 month USD-LIBOR-BBA	(290,353)

54,470,000	--	2/14/13	3.563%	3 month USD-LIBOR-BBA	(703,039)

22,141,000	--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(994,771)

35,850,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(73,673)

Merrill Lynch Capital Services, Inc.
13,780,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,017,790)

7,120,000	--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(663,737)

Morgan Stanley Capital Services, Inc.
1,280,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(128,325)

1,040,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(99,327)

Total					$(62,353,808)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$6,620,000	(1)	5/2/08	Banc of America	The spread	$(552,223)
			Securities CMBS	return of Banc
			AAA 10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

9,560,000	(2)(F)	7/2/08	(Banc of America	The spread	717,851
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

6,800,000	(1)	5/2/08	10 bp plus	The spread	(708,839)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

22,290,000	(1)	5/2/08	5 bp plus change	The spread	(2,348,162)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
6,390,000	(1)	5/2/08	12.5 bp plus	The spread	(634,512)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
1,592,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(105,131)
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

7,990,000	(1)(F)	5/1/08	10 bp plus	The spread	209,921
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA Daily Index
Daily Index
multiplied by
the modified
duration factor

32,330,000	(2)(F)	7/2/08	(Banc	The spread	(733,212)
			of America	return of Banc
			Securities AAA	of America
			Daily Index	Securities- CMBS
			multiplied by	AAA Daily Index
the modified
duration factor
minus 125 bp)

6,740,000	(1)(F)	11/2/08	20 bp plus	The spread	198,722
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA Daily year
			Daily Index	Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
6,072,150	(1)(E)(F)	8/1/08	Change in spread	The spread	(790,454)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

2,552,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(177,441)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.

18,256,000	(2)(F)	8/1/08	(Beginning	The spread	(667,658)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

15,974,000	(2)(F)	9/1/08	(Beginning	The spread	(585,846)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

25,200,000	(1)(F)	9/1/08	Beginning	The spread	(3,145,666)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

25,200,000	(2)(F)	4/1/08	(Beginning	The spread	3,518,663
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

11,332,000	(1)(F)	4/1/08	Beginning	The spread	(1,602,855)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

13,530,000	(2)(F)	5/1/08	(Beginning	The spread	1,425,561
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

6,280,000	(2)(F)	5/1/08	(Beginning	The spread	648,862
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

3,150,000	(2)(F)	6/1/08	(20 bp plus	The spread	303,748
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

7,145,000	(2)(F)	6/2/08	(Beginning	The spread	688,328
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

11,965,000	(2)(F)	6/1/08	(Beginning	The spread	1,306,841
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

19,200,000	(2)(F)	7/2/08	(Beginning	The spread	2,139,974
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

13,307,000	(2)(F)	7/1/08	(Beginning	The spread	(403,468)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

11,352,000	(1)	8/2/08	Lehman Brothers	The spread	(271,871)
			SD CMBS AAA 20	return of Lehman

			yr Index	Brothers SD CMBS
			multiplied by	AAA 20 year Index
the modified
duration factor
plus 40 bp

11,352,000	(1)	8/2/08	Lehman Brothers	The spread	(266,100)
			SD CMBS AAA 20	return of Lehman
			yr Index	Brothers SD CMBS
			multiplied by	AAA 20 year Index
the modified
duration factor
plus 50 bp

29,113,000	(1)	8/2/08	Lehman Brothers	The spread	(793,425)
			SD CMBS AAA 20	return of Lehman
			yr Index	Brothers SD CMBS
			multiplied by	AAA 20 year Index
the modified
duration factor
minus 25 bp

Merrill Lynch Capital Services
77,517,443		4/14/08	(3.40%) 5.50%	FNMA 5.5 30 YR	(761,159)
TBA

Morgan Stanley Capital Services, Inc.
5,460,000	(1)(E)(F)	4/30/08	Change in spread	The spread	(459,595)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

9,469,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(768,409)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

7,145,000	(2)(F)	5/31/08	(Banc of America	The spread	473,878
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

7,940,000	(2)	4/1/08	(Beginning	The spread	877,367
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

29,556,000	(1)(E)(F)	8/1/08	Beginning	The spread	(1,012,411)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(4,278,721)

(E) See Total return swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty/	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$1,975	$2,873,000	10/12/52	(134 bp)	$1,151,117

DJ ABX NA HE AAA Index	148,807	1,293,978	(F) 7/25/45	18 bp	12,720

DJ CDX NA IG Series 8
Index	(6,681)	11,520,000	6/20/17	(60 bp)	704,171

DJ CDX NA IG Series 8
Index	(93,513)	25,680,000	6/20/17	(60 bp)	1,491,456

Financial Security
Assurance Inc.	--	135,000	12/20/12	95 bp	(8,203)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	120,000	6/20/11	(101 bp)	1,348

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	655,000	3/20/12	(95 bp)	(3,161)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	70,000	3/20/18	(177 bp)	10

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	235,000	3/20/16	(100 bp)	4,267

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	305,000	3/20/13	(43 bp)	8,121

CMS Energy Corp.,
6.875%, 12/15/15	--	630,000	6/20/12	57 bp	(27,367)

Conagra Foods Inc., 7%,
10/1/28	--	1,227,000	9/20/10	(27 bp)	5,583

DJ ABX NA HE AAA Index	254,377	2,412,771	7/25/45	18 bp	--

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	395,000	9/20/14	(105 bp)	(1,236)

Motorola, Inc., 6.5%,
9/1/25	--	335,000	3/20/13	(79 bp)	33,455

Sara Lee Corp., 6 1/8%,
11/1/32	--	350,000	9/20/11	(43 bp)	2,778

Valero Energy Corp.,
9.5%, 2/1/13	--	555,000	3/20/13	(69.5 bp)	12,759

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	355,000	3/20/13	(65 bp)	4,517

Credit Suisse International
DJ ABX NA HE AAA Index	302,829	2,010,643	7/25/45	18 bp	97,586

DJ CMB NA CMBX AA Index	(81,144)	363,000	10/12/52	(25 bp)	(26,983)

DJ CMB NA CMBX AAA Index	122,171	734,000	12/13/49	8 bp	48,524

DJ CMB NA CMBX AAA Index	694,302	4,432,000	2/17/51	35 bp	305,094

Sprint Capital Corp,
8 3/8%, 3/15/12	--	1,080,000	6/20/12	(59 bp)	195,463

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	62,701	1,040,000	2/17/51	35 bp	(28,642)

DJ ABX NA HE AAA Index	119,165	1,162,589	(F) 7/25/45	18 bp	(3,104)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	8,440,000	(F) 12/20/12	(27.2 bp)	98,050

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	1,375,000	(F) 12/20/12	61.56 bp	(41,988)

France Telecom, 7.25%,
1/28/13	--	750,000	6/20/16	70 bp	(22,820)

iStar Financial, Inc.,
6%, 12/15/10	2,363	35,000	3/20/09	500 bp	704

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,768,000	(a)	2.461%	(945,857)

DJ ABX HE A Index	420,824	628,000	1/25/38	369 bp	(112,589)

DJ ABX HE AAA Index	147,593	628,000	1/25/38	76 bp	(156,907)

DJ CDX NA CMBX AAA Index	27,066	740,000	3/15/49	7 bp	(32,441)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,358,000	12/20/10	108.65 bp	(91,187)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,440,000	12/20/10	249 bp	(256,998)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,950,000	12/20/10	305 bp	(46,649)

DJ CDX NA IG Series 10
Index	(270,186)	36,610,000	6/20/13	155 bp	(76,804)

DJ CDX NA IG Series 8

Index	493,348	35,230,000	6/20/18	(150 bp)	89,025

DJ CDX NA IG Series 9
Index	(161,750)	48,958,000	12/20/12	60 bp	(2,000,612)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	8,440,000	(F) 12/20/12	(26.75 bp)	99,768

DJ CDX NA IG Series 9
Index 30-100% tranche	--	16,880,000	(F) 12/20/12	(28.5 bp)	186,186

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	645,000	9/20/17	(67.8 bp)	81,589

Merrill Lynch & Co.,
5%, 1/15/15	--	645,000	9/20/17	(59.8 bp)	77,439

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,392,000	12/20/10	105.5 bp	(94,612)

DJ CDX NA IG Series 9
Index	--	1,070,000	(F) 12/20/12	(13.55 bp)	19,032

DJ CDX NA IG Series 9
Index	(65,336)	1,558,000	12/20/17	(80 bp)	1,975

DJ CDX NA IG Series 9
Index	(21,110)	1,040,000	12/20/17	(80 bp)	23,822

DJ CDX NA IG Series 9
Index 30-100% tranche	--	4,355,000	(F) 12/20/12	(5.8 bp)	92,721

GMAC, LLC, 6 7/8%,
8/28/12	12,938	225,000	3/20/09	500 bp	(6,770)

iStar Financial, Inc.,
6%, 12/15/10	2,100	30,000	3/20/09	500 bp	679

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	645,000	9/20/17	(77 bp)	35,922

CMS Energy Corp.,
6.875%, 12/15/15	--	160,000	6/20/12	62 bp	(6,644)

DJ ABX HE A Index	420,824	628,000	1/25/38	369 bp	(110,185)

DJ ABX HE A Index	437,155	629,000	1/25/38	369 bp	(94,700)

DJ ABX HE AAA Index	147,593	628,000	1/25/38	76 bp	(153,714)

DJ ABX HE AAA Index	176,120	629,000	1/25/38	76 bp	(125,800)

DJ CDX NA CMBX AA Index	(22,624)	714,000	(F) 3/15/49	(15 bp)	131,826

DJ CDX NA HY Series 8
Index 35-60% tranche	--	22,489,000	6/20/12	104 bp	(2,130,686)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	5,500,000	12/20/10	104.5 bp	(375,274)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	5,500,000	12/20/10	90 bp	(396,110)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,440,000	12/20/10	266 bp	(219,553)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	16,880,000	12/20/10	295 bp	(311,042)

DJ CDX NA IG Series 10
Index	340,066	18,170,000	6/20/18	(150 bp)	130,778

DJ CDX NA IG Series 10
Index	147,943	9,779,000	6/20/18	(150 bp)	24,641

DJ CDX NA IG Series 8
Index	99,483	6,366,000	6/20/12	35 bp	(208,589)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	19,645,450	6/20/12	(3.125 bp)	389,733

DJ CDX NA IG Series 8
Index 30-100% tranche	--	16,073,550	6/20/12	(8 bp)	288,129

DJ CDX NA IG Series 9
Index	(344,547)	7,438,500	12/20/17	(80 bp)	(23,179)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	1,375,000	(F) 12/20/12	59.3 bp	(42,807)

Domtar Corp., 7 1/8%,
8/15/15	--	125,000	12/20/11	(250 bp)	5,041

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	645,000	9/20/17	(58 bp)	45,290

HCA inc., T/L Bank Loan	--	226,000	3/20/09	225 bp	(27)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	645,000	9/20/17	(60.5 bp)	49,832

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	645,000	9/20/12	48 bp	(35,985)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	808,019	11,352,000	3/15/49	7 bp	(112,049)

DJ CDX NA IG Series 10
Index	190,097	9,757,500	6/20/18	(150 bp)	77,300

DJ CDX NA IG Series 10
Index	828,599	50,600,000	6/20/18	(150 bp)	247,880

DJ CDX NA IG Series 8
Index	271,724	22,600,000	6/20/12	35 bp	(821,966)

DJ CDX NA IG Series 8
Index	--	11,470,000	6/20/17	(60 bp)	707,928

DJ CDX NA IG Series 9
Index 30-100% tranche	--	2,970,000	12/20/12	(29.5 bp)	30,434

DJ CMB NA CMBX AA Index	(103,355)	453,000	10/12/52	(25 bp)	(35,496)

DJ CMB NA CMBX AAA Index	3,418,274	28,495,500	12/13/49	8 bp	789,892

DJ CMB NA CMBX AAA Index	3,246,560	29,916,500	2/17/51	35 bp	619,364

Total					$(764,787)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $629,178,546.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,486,139,525, resulting in gross unrealized appreciation and depreciation of $58,459,221 and $40,853,569, respectively, or net unrealized appreciation of $17,605,652.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $5,647,922. The fund received cash collateral of $5,766,590 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $283,454 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $132,615,787 and $85,893,604, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $444,691,681 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$60,210,023	($704,537)

Level 2	$1,440,217,783	($80,790,669)

Level 3	$3,317,371	$ -

Total	$1,503,745,177	($81,495,206)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2008

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$-	$-
Accrued discounts/premiums	-	-
Realized Gain / Loss	-	-
Change in net unrealized appreciation (depreciation)	-	-

Net Realized and Unrealized Gain (Loss)	-	-
Net Purchases / Sales	-	-
Net Transfers in and/or out of Level 3	3,317,371	-

Balance as of March 31, 2008	$3,317,371	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (97.8%)(a)

	Shares	Value

Australia (1.4%)
Australia & New Zealand Banking Group, Ltd.	94,870	$1,954,054
BHP Billiton, Ltd.	67,057	2,193,358
Macquarie Airports	176,605	521,035
Macquarie Bank, Ltd. (S)	130,562	6,299,067
National Australia Bank, Ltd.	17,767	489,286
QBE Insurance Group, Ltd.	26,647	540,577
Rio Tinto, Ltd.	11,084	1,240,205
Suncorp-Metway, Ltd.	78,274	920,147
		14,157,729

Austria (1.3%)
Telekom Austria AG	386,246	7,979,316
voestalpine AG	86,002	5,972,048
		13,951,364

Belgium (0.6%)
Delhaize Group	70,670	5,558,725
InBev NV	5,135	451,720
		6,010,445

Canada (0.1%)
Teck Cominco, Ltd. Class B	18,564	760,003

China (0.9%)
China Petroleum & Chemical Corp.	7,176,000	6,141,215
China Petroleum & Chemical Corp. ADR	23,326	2,005,569
China Shenhua Energy Co., Ltd.	103,000	411,619
Focus Media Holding, Ltd. ADR (NON) (S)	14,100	495,615
		9,054,018

Finland (1.9%)
Nokia OYJ	642,634	20,324,668

France (11.4%)
Air France-KLM	276,465	7,783,896
Alcatel SA	64,204	366,803
Axa SA	259,033	9,398,447
BNP Paribas SA	238,682	24,066,592
Bouygues SA	7,819	496,559
Electricite de France	6,839	594,819
France Telecom SA	21,128	710,232
Pinault-Printemps-Redoute SA	3,882	574,979
Renault SA	144,499	15,986,187
Sanofi-Aventis	4,966	372,430
Societe Generale	12,314	1,205,294
Societe Generale NV New (NON)	1,612	155,060
Suez SA	217,080	14,241,701
Total SA	419,997	31,179,959
Vivendi SA	303,199	11,843,089
		118,976,047

Germany (9.9%)
Adidas-Salomon AG	12,176	809,193
Allianz SE	135,491	26,831,626
BASF AG	156,351	21,050,511
Beiersdorf AG	27,529	2,315,252
Commerzbank AG	194,300	6,071,556
Deutsche Post AG	254,204	7,762,925
E.On AG	8,178	1,513,418
Merck KGaA (S)	25,916	3,193,112
Merck KGaA 144A	28,752	3,542,536
Porsche AG (Preference)	36,010	6,579,891
Praktiker Bau- und Heimwerkermaerkte AG	152,703	4,080,060
RWE AG	94,921	11,663,765
Salzgitter AG	32,642	5,676,504
Siemens AG	8,991	974,116
Tognum AG (NON)	43,172	946,382
		103,010,847

Greece (2.5%)
EFG Eurobank Ergasias	291,018	8,836,636
Hellenic Telecommunication Organization (OTE) SA	427,048	12,117,929
National Bank of Greece SA	102,787	5,421,340
		26,375,905

Hong Kong (2.0%)
BOC Hong Kong Holdings, Ltd.	3,304,000	7,956,228
China Mobile, Ltd. ADR	7,100	532,571
Esprit Holdings, Ltd.	58,500	702,102
Hong Kong Exchanges and Clearing, Ltd.	36,000	618,026
Hutchison Whampoa, Ltd.	624,000	5,905,477
Wharf (Holdings), Ltd.	1,042,000	4,907,263
		20,621,667

Ireland (1.8%)
Allied Irish Banks PLC	848,151	18,070,451
CRH PLC	12,798	486,363

		18,556,814

Israel (--%)
Teva Pharmaceutical Industries, Ltd. ADR	10,600	489,614

Italy (2.7%)
Enel SpA	2,112,068	22,399,546
Finmeccanica SpA	48,619	1,652,775
Intesa Sanpaolo SpA	177,784	1,252,784
Saras SpA	329,958	1,685,895
UniCredito Italiano SpA	148,000	990,352
		27,981,352

Japan (18.1%)
Aeon Co., Ltd.	348,900	4,156,570
Aeon Co., Ltd. 144A	18,000	214,440
Astellas Pharma, Inc.	385,000	14,902,728
Bridgestone Corp.	73,000	1,242,288
Canon, Inc.	12,500	575,361
Chiyoda Corp.	649,000	5,889,942
Daito Trust Construction Co., Ltd.	220,700	11,375,832
Dowa Mining Co., Ltd.	75,000	444,495
East Japan Railway Co.	2,448	20,350,903
Fanuc, Ltd.	6,600	627,437
Fuji Photo Film Cos., Ltd.	11,600	410,630
Fuji Television Network, Inc.	203	299,248
Honda Motor Co., Ltd.	56,700	1,617,644
Japan Tobacco, Inc.	2,007	10,043,051
JFE Holdings, Inc.	172,000	7,623,746
Komatsu, Ltd.	45,200	1,253,289
Kubota Corp.	60,000	372,443
Lawson, Inc.	17,900	791,607
Matsushita Electric Industrial Co., Ltd.	720,000	15,595,668
Mitsubishi Corp.	441,600	13,329,483
Mitsubishi UFJ Financial Group, Inc.	166,000	1,431,609
Mitsui & Co., Ltd.	35,000	708,985
Mitsui Fudosan Co., Ltd.	51,000	1,012,124
Mitsui O.S.K. Lines, Ltd.	840,000	10,150,421
NET One Systems Co., Ltd.	394	462,274
Nintendo Co., Ltd.	1,300	670,076
Nippon Electric Glass Co., Ltd.	596,000	9,210,148
NSK, Ltd.	1,079,000	8,169,324
NTT DoCoMo, Inc.	279	422,473
Onward Kashiyama Co., Ltd.	181,000	1,847,754
ORIX Corp.	46,670	6,364,942
Sankyo Co., Ltd.	8,400	498,676
Shinko Electric Industries	30,400	342,960
Sony Corp.	12,600	501,625
Sumitomo Electric Industries, Ltd.	86,300	1,092,164
Sumitomo Mitsui Financial Group, Inc.	237	1,559,085
Suruga Bank, Ltd. (The)	96,000	1,210,108
Suzuken Co., Ltd.	28,800	1,184,116
Suzuki Motor Corp.	402,600	10,153,821
Terumo Corp.	146,500	7,639,390
Tokyo Gas Co., Ltd.	2,664,000	10,766,065
Toyota Motor Corp.	22,500	1,121,390
Trend Micro, Inc.	21,500	843,010
		188,479,345

Luxembourg (0.1%)
Arcelor Mittal	12,997	1,064,361

Malaysia (0.4%)
Tenaga Nasional Berhad	1,685,300	3,874,556

Netherlands (2.0%)
Akzo Nobel NV	88,669	7,111,619
ING Groep NV	356,487	13,345,057
TNT NV	16,519	613,434
		21,070,110

Norway (3.8%)
DnB Holdings ASA	1,181,000	17,926,970
Petroleum Geo-Services ASA	25,654	634,751
Schibsted ASA	7,696	229,713
Statoil ASA	690,584	20,694,195
		39,485,629

Russia (1.3%)
Gazprom	56,486	716,242
Lukoil	113,800	9,729,900
Lukoil ADR	37,600	3,196,000
		13,642,142

Singapore (3.0%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	7,523,000	3,956,888
Singapore Airlines, Ltd.	1,083,800	12,265,873
Singapore Exchange, Ltd.	557,000	3,030,688
StarHub, Ltd. 144A	212,560	468,792
United Overseas Bank, Ltd.	844,000	11,719,501
		31,441,742

South Korea (1.5%)
LG Chemical, Ltd.	63,570	4,751,217
Samsung Electronics Co., Ltd.	16,934	10,655,370
Shinhan Financial Group Co., Ltd.	12,982	685,748

				16,092,335

Spain (4.6%)
Banco Santander Central Hispano SA			1,220,223	24,303,040
Iberdrola SA			89,080	1,380,555
Industria de Diseno Textil (Inditex) SA			9,467	525,767
Telefonica SA			742,530	21,327,867
				47,537,229

Sweden (1.5%)
Hennes & Mauritz AB Class B			100,090	6,149,794
Modern Times Group AB Class B			7,805	543,939
Swedbank AB			16,800	470,869
Telefonaktiebolaget LM Ericsson AB Class B			4,427,480	8,690,248
				15,854,850

Switzerland (12.6%)
Credit Suisse Group			146,161	7,439,024
Julius Baer Holding, Ltd. Class B			13,820	1,018,550
Nestle SA			73,744	36,846,013
Nobel Biocare Holding AG			2,354	547,497
Novartis AG			437,711	22,432,028
Roche Holding AG			161,723	30,432,973
Swisscom AG			30,748	10,533,636
Xstrata PLC (London Exchange)			12,118	847,410
Zurich Financial Services AG			66,319	20,883,274
				130,980,405

Taiwan (--%)
Chunghwa Telecom Co., Ltd.			171,000	449,867

United Arab Emirates (--%)
DP World, Ltd. (NON)			487,850	463,458

United Kingdom (12.4%)
BAE Systems PLC			1,364,640	13,129,272
Barclays PLC			71,973	646,435
Barratt Developments PLC			65,277	535,171
BAT Industries PLC			382,164	14,328,420
BHP Billiton PLC			547,055	16,215,457
BP PLC			2,953,907	29,986,362
British Sky Broadcasting PLC			46,240	510,199
Britvic PLC			197,166	1,246,061
Davis Service Group PLC			57,216	560,404
GKN PLC			237,906	1,435,136
GlaxoSmithKline PLC			92,703	1,959,332
IMI PLC			58,756	529,763
Lloyds TSB Group PLC			129,081	1,153,984
Premier Foods PLC			551,784	1,228,040
Prudential PLC			51,750	682,834
Reckitt Benckiser PLC			381,564	21,114,667
Reed Elsevier PLC			37,994	482,870
Rio Tinto PLC			192,903	20,014,591
Standard Chartered PLC			25,485	870,111
Unilever PLC			18,742	631,345
Vodafone Group PLC			450,668	1,348,351
WM Morrison Supermarkets PLC			97,696	531,227
				129,140,032

Total common stocks (cost $996,450,063)				$1,019,846,534

INVESTMENT COMPANIES (2.1%)(a) (cost $21,610,381)

			Shares	Value

iShares MSCI EAFE Index Fund			297,900	$21,419,010

WARRANTS (--%)(a)(NON) (cost $320,021)

	Expiration	Strike
	date	Price	Warrants	Value

Fuji Television Network, Inc. 144A (issued by Merrill
Lynch International & Co.) (Japan)	11/20/08	-	197	$289,996

SHORT-TERM INVESTMENTS (1.7%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.35% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$13,159,882	$13,158,785
Putnam Prime Money Market Fund (e)			4,690,415	4,690,415

Total short-term investments (cost $17,849,200)				$17,849,200

TOTAL INVESTMENTS

Total investments (cost $1,036,229,665)(b)				$1,059,404,740

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $256,580,834) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$84,399,276	$81,710,804	4/16/08	$2,688,472
British Pound	132,168,537	132,388,701	6/18/08	(220,164)
Canadian Dollar	25,866	26,609	4/16/08	(743)
Euro	7,989,224	7,958,713	6/18/08	30,511
Japanese Yen	8,869,692	8,746,910	5/21/08	122,782
Norwegian Krone	12,777,287	12,604,999	6/18/08	172,288
Swedish Krona	6,725,897	6,483,843	6/18/08	242,054
Swiss Franc	6,798,671	6,660,255	6/18/08	138,416

Total				$3,173,616

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $243,823,613) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$2,201,939	$2,165,131	4/16/08	$(36,808)
Euro	84,616,611	82,038,728	6/18/08	(2,577,883)
Hong Kong Dollar	24,929,580	24,876,573	5/21/08	(53,007)
Japanese Yen	42,128,074	39,570,214	5/21/08	(2,557,860)
Norwegian Krone	7,177,246	7,134,353	6/18/08	(42,893)
Swedish Krona	16,705,506	16,119,665	6/18/08	(585,841)
Swiss Franc	74,577,859	71,918,949	6/18/08	(2,658,910)

Total				$(8,513,202)

NOTES

(a) Percentages indicated are based on net assets of $1,043,157,059.

(b) The aggregate identified cost on a tax basis is $1,036,549,712, resulting in gross unrealized appreciation and depreciation of $110,630,448 and $87,775,420, respectively, or net unrealized appreciation of $22,855,028.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $12,543,686. The fund received cash collateral of $13,158,785 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $53,934 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $70,141,874 and $70,382,050, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $5,629,678 have been designated as collateral for open forward contracts and structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following sector concentrations greater than 10% at March 31, 2008 (as a percentage of net assets):

Financial	23.2%
Energy	10.2

The fund had the following industry concentrations greater than 10% at March 31, 2008 (as a percentage of net assets):

Banking	13.4%
Oil & gas	10.1

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$ 1,045,955,959	$-

Level 2	$ 13,448,781	$(5,339,586)

Level 3	$ -	$-

Total	$ 1,059,404,740	$(5,339,586)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Aerospace and Defense (0.5%)
MTU Aero Engines Holding AG (Germany)	40,155	$1,695,218

Airlines (1.2%)
Singapore Airlines, Ltd. (Singapore)	394,270	4,462,139

Automotive (4.5%)
Bayerische Motoren Werke (BMW) AG (Germany)	41,698	2,302,614
DaimlerChrysler AG (Germany)	73,150	6,251,365
Denso Corp. (Japan)	67,500	2,179,603
Dongfeng Motor Group Co., Ltd. (China)	2,696,000	1,212,511
Renault SA (France)	19,040	2,106,430
Suzuki Motor Corp. (Japan)	78,900	1,989,907
		16,042,430

Banking (17.3%)
Allied Irish Banks PLC (Ireland)	160,728	3,424,423
Banco Santander Central Hispano SA (Spain)	589,725	11,745,484
Barclays PLC (United Kingdom)	504,456	4,530,838
BNP Paribas SA (France)	41,487	4,183,184
Commerzbank AG (Germany)	144,700	4,521,638
Daegu Bank (South Korea)	168,690	2,266,011
DBS Group Holdings, Ltd. (Singapore)	297,000	3,878,410
DnB Holdings ASA (Norway)	422,018	6,406,015
HBOS PLC (United Kingdom)	151,820	1,685,676
HSBC Holdings PLC (London Exchange) (United Kingdom)	261,395	4,301,623
KBC Groupe SA (Belgium)	35,086	4,548,316
Oversea-Chinese Banking Corp. (Singapore)	371,000	2,180,136
Societe Generale (France)	20,086	1,966,017
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	23,300	2,717,712
UniCredito Italiano SpA (Italy)	608,750	4,073,492
		62,428,975

Basic Materials (1.4%)
Anglo American PLC (United Kingdom)	81,861	4,914,620

Beverage (1.7%)
Britvic PLC (United Kingdom)	478,355	3,023,135
SABMiller PLC (United Kingdom)	138,120	3,023,310
		6,046,445

Chemicals (1.7%)
BASF AG (Germany)	28,025	3,773,181
LG Chemical, Ltd. (South Korea)	31,570	2,359,539
		6,132,720

Communications Equipment (2.0%)
Nokia OYJ (Finland)	159,864	5,056,039
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	1,186,600	2,329,056
		7,385,095

Computers (1.7%)
Mitsubishi Electric Corp. (Japan)	432,000	3,734,296
Wincor Nixdorf AG (Germany)	31,578	2,526,705
		6,261,001

Conglomerates (2.6%)
Investor AB Class B (Sweden)	164,129	3,695,355
Mitsubishi Corp. (Japan)	185,500	5,599,228
		9,294,583

Construction (0.8%)
Buzzi Unicem SpA (Italy)	114,259	2,832,883

Consumer (2.2%)
Christian Dior SA (France)	24,733	2,736,647
Matsushita Electric Industrial Co., Ltd. (Japan)	239,000	5,176,895
		7,913,542

Distribution (1.9%)
Jeronimo Martins, SGPS, SA (Portugal)	598,746	4,809,749
Marubeni Corp. (Japan)	258,000	1,878,339
		6,688,088

Electric Utilities (4.0%)
E.On AG (Germany)	28,436	5,262,359
Enel SpA (Italy)	680,918	7,221,479
Suez SA (France)	28,639	1,878,884

		14,362,722

Electrical Equipment (1.3%)
Bekaert SA (Belgium)	21,877	3,182,287
Tognum AG (Germany) (NON)	43,956	963,568
Tognum AG 144A (Germany) (NON)	25,295	554,497
		4,700,352

Electronics (1.7%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	2,993,000	1,574,235
Compal Electronics, Inc. (Taiwan)	1,844,435	1,770,277
Samsung Electronics Co., Ltd. (South Korea)	4,701	2,958,007
		6,302,519

Engineering & Construction (2.1%)
Chiyoda Corp. (Japan)	190,000	1,724,328
Daito Trust Construction Co., Ltd. (Japan)	67,200	3,463,779
Samsung Corp. (South Korea)	33,420	2,342,539
		7,530,646

Financial (2.9%)
Guoco Group, Ltd. (Hong Kong)	261,000	2,553,924
Onex Corp (Canada)	102,755	2,993,398
ORIX Corp. (Japan)	17,920	2,443,963
Shinhan Financial Group Co., Ltd. (South Korea)	47,970	2,533,917
		10,525,202

Food (5.0%)
Nestle SA (Switzerland)	21,711	10,847,849
Orkla ASA (Norway)	397,050	5,029,009
WM Morrison Supermarkets PLC (United Kingdom)	400,585	2,178,203
		18,055,061

Health Care Services (1.3%)
Suzuken Co., Ltd. (Japan)	117,700	4,839,250

Insurance (7.4%)
Allianz SE (Germany)	23,971	4,747,038
Axa SA (France)	190,111	6,897,763
ING Canada, Inc. (Canada)	85,700	3,041,721
ING Groep NV (Netherlands)	119,343	4,467,594
Zurich Financial Services AG (Switzerland)	23,349	7,352,396
		26,506,512

Investment Banking/Brokerage (1.7%)
3i Group PLC (United Kingdom)	160,710	2,644,710
Credit Suisse Group (Switzerland)	65,059	3,311,249
		5,955,959

Manufacturing (2.5%)
Cookson Group PLC (United Kingdom)	195,682	2,576,179
Glory, Ltd. (Japan)	209,500	4,453,871
NSK, Ltd. (Japan)	246,000	1,862,515
		8,892,565

Metals (4.0%)
Boliden AB (Sweden)	101,850	1,084,423
JFE Holdings, Inc. (Japan)	73,000	3,235,660
Salzgitter AG (Germany)	17,048	2,964,679
Teck Cominco, Ltd. Class B (Canada)	63,100	2,583,289
voestalpine AG (Austria)	64,307	4,465,530
		14,333,581

Natural Gas Utilities (0.7%)
Tokyo Gas Co., Ltd. (Japan)	596,000	2,408,624

Oil & Gas (9.4%)
BP PLC (United Kingdom)	1,023,617	10,391,170
China Petroleum & Chemical Corp. (China)	2,562,000	2,192,557
Lukoil ADR (Russia)	37,600	3,196,000
Petroleo Brasileiro SA ADR (Brazil)	26,512	2,707,140
Royal Dutch Shell PLC Class B (Netherlands)	113,190	3,806,194
Statoil ASA (Norway)	119,778	3,589,294
Total SA (France)	109,659	8,140,923
		34,023,278

Pharmaceuticals (3.0%)
Astellas Pharma, Inc. (Japan)	59,400	2,299,278
Ono Pharmaceutical Co., Ltd. (Japan)	78,800	3,808,825
Roche Holding AG (Switzerland)	17,620	3,315,725
UCB SA (Belgium)	37,544	1,303,839
		10,727,667

Railroads (0.5%)
Central Japan Railway Co. (Japan)	168	1,735,259

Real Estate (0.4%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	563,000	1,526,471

Retail (2.8%)
Lawson, Inc. (Japan)	88,300	3,904,964
Onward Kashiyama Co., Ltd. (Japan)	202,000	2,062,134
Pinault-Printemps-Redoute SA (France)	12,553	1,859,276
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	88,389	2,361,659
		10,188,033

Semiconductor (0.5%)
Greatek Electronics, Inc. (Taiwan)	1,391,320	1,875,953

Shipping (0.9%)
ComfortDelgro Corp., Ltd. (Singapore)	2,420,000	3,195,299

Telecommunications (5.2%)
BCE, Inc. (Canada)	114,800	3,880,265
Koninklijke (Royal) KPN NV (Netherlands)	211,996	3,579,921
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	887	3,824,809
Vodafone Group PLC (United Kingdom)	2,468,233	7,384,692
		18,669,687

Telephone (0.3%)
Telefonos de Mexico SA de CV (Telmex) (Mexico)	635,398	1,199,776

Tobacco (1.5%)
Japan Tobacco, Inc. (Japan)	1,099	5,499,408

Trucks & Parts (0.7%)
GKN PLC (United Kingdom)	444,062	2,678,744

Total common stocks (cost $365,272,479)		$357,830,307

SHORT-TERM INVESTMENTS (0.2%)(a)
	Shares	Value

Putnam Prime Money Market Fund (e)	781,037	781,037

TOTAL INVESTMENTS

Total investments (cost $366,053,516) (b)		$358,611,344

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $59,987,712) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$28,313,654	$27,208,710	4/16/08	$1,104,944
British Pound	12,275,858	12,276,132	6/18/08	(274)
Canadian Dollar	14,558,365	14,976,192	4/16/08	(417,827)
Euro	3,729,238	3,606,373	6/18/08	122,865
Swedish Krona	1,952,559	1,920,305	6/18/08	32,254

Total				$841,962

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $49,807,245) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,543,833	$9,340,094	4/16/08	$(203,739)
Canadian Dollar	1,628,984	1,664,061	4/16/08	35,077
Euro	13,906,719	13,422,980	6/18/08	(483,739)
Japanese Yen	11,819,217	11,233,910	5/21/08	(585,307)
Norwegian Krone	11,378,159	11,183,463	6/18/08	(194,696)
Swiss Franc	3,086,643	2,962,737	6/18/08	(123,906)

Total				$(1,556,310)

NOTES

(a) Percentages indicated are based on net assets of $ 360,273,620.

(b) The aggregate identified cost on a tax basis is $365,318,616, resulting in gross unrealized appreciation and depreciation of $30,049,799 and $36,757,071, respectively, or net unrealized depreciation of $6,707,272.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $20,890 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $20,244,860 and $19,463,823, respectively.

(R) Real Estate Investment Trust.

At March 31, 2008, liquid assets totaling $714,348 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

Japan	19.0%
United Kingdom	13.8
Germany	10.6
France	8.3
Switzerland	6.9
Singapore	4.3
Norway	4.2
Italy	3.9
Canada	3.5
South Korea	3.5
Netherlands	3.3
Spain	3.3
Belgium	2.5
Sweden	2.0
Brazil	1.5
Finland	1.4
Portugal	1.3
Austria	1.2
Hong Kong	1.1
Taiwan	1.0
Ireland	1.0
China	0.9
Russia	0.9
Other	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Investments
Valuation Inputs	in Securities	Other Financial Instruments*

Level 1	$358,611,344	$-

Level 2	$-	$(714,348)

Level 3	$-	$-

Total	$358,611,344	$(714,348)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund

The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (94.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Focus Media Holding, Ltd. ADR (China) (NON) (S)	19,300	$678,395
JC Decaux SA (France)	34,524	1,014,525
		1,692,920

Aerospace and Defense (1.8%)
BAE Systems PLC (United Kingdom)	319,051	3,069,606
Safran SA (France)	57,294	1,172,765
		4,242,371

Airlines (0.7%)
Air Arabia (United Arab Emirates) (NON)	3,169,034	1,605,186

Automotive (1.6%)
Porsche AG (Preference) (Germany)	7,290	1,332,058
Suzuki Motor Corp. (Japan)	96,200	2,426,223
		3,758,281

Banking (5.8%)
Banco Santander Central Hispano SA (Spain)	244,177	4,863,245
National Bank of Greece SA (Greece)	39,100	2,062,269
Raiffeisen International Bank Holding AG (Austria)	9,809	1,336,747
Societe Generale (France)	10,428	1,020,692
Societe Generale NV New (France) (NON)	2,607	250,771
Standard Chartered PLC (United Kingdom)	88,345	3,016,283
Toronto-Dominion Bank (Canada)	19,400	1,190,871
		13,740,878

Basic Materials (0.5%)
Anglo American PLC (United Kingdom)	21,367	1,282,793

Beverage (2.2%)
Coca-Cola Hellenic Bottling Co., SA (Greece)	47,105	2,193,063
InBev NV (Belgium)	35,947	3,162,217
		5,355,280

Broadcasting (0.8%)
Seven Network, Ltd. (Australia)	217,131	1,884,111

Cable Television (1.0%)
Rogers Communications Class B (Canada)	65,900	2,366,529

Chemicals (1.5%)
BASF AG (Germany)	18,358	2,471,652
K&S AG (Germany)	3,656	1,196,158
		3,667,810

Commercial and Consumer Services (1.2%)
De La Rue PLC (United Kingdom)	90,116	1,583,936
Melco International Development, Ltd. (Hong Kong)	923,000	1,283,295
		2,867,231

Communications Equipment (3.0%)
Nokia OYJ (Finland)	174,730	5,526,208
Research in Motion, Ltd. (Canada) (NON)	15,754	1,769,701
		7,295,909

Computers (0.5%)
Sharp Corp. (Japan)	66,000	1,121,179

Conglomerates (0.7%)
Vivendi SA (France)	41,872	1,635,539

Construction (0.6%)
Holcim, Ltd. (Switzerland)	12,655	1,328,953

Consumer Goods (3.8%)
Beiersdorf AG (Germany)	34,932	2,937,861
Reckitt Benckiser PLC (United Kingdom)	112,499	6,225,375
		9,163,236

Distribution (0.4%)
Medion AG (Germany) (NON)	38,086	962,318

Electric Utilities (5.3%)
Enel SpA (Italy)	240,167	2,547,092
Fortum OYJ (Finland) (S)	30,600	1,246,440

RWE AG (Germany)	33,400	4,104,147
Scottish and Southern Energy PLC (United Kingdom)	83,099	2,313,236
Suez SA (France)	38,854	2,549,047
		12,759,962

Electrical Equipment (1.3%)
Tognum AG (Germany) (NON)	47,366	1,038,319
Vestas Wind Systems A/S (Denmark) (NON)	9,250	1,010,373
Zumtobel AG (Austria)	39,760	1,055,442
		3,104,134

Electronics (3.2%)
LG Electronics, Inc. (South Korea)	16,780	2,152,368
Samsung Electronics Co., Ltd. (South Korea)	6,545	4,118,306
Shinko Electric Industries (Japan)	122,800	1,385,379
		7,656,053

Energy (0.8%)
Petroleum Geo-Services ASA (Norway)	75,000	1,855,707

Financial (4.5%)
Deutsche Boerse AG (Germany)	10,662	1,716,835
Hellenic Exchanges SA (Greece)	82,110	1,948,973
IG Group Holdings PLC (United Kingdom)	352,509	2,287,214
Man Group PLC (United Kingdom)	219,613	2,414,441
Sony Financial Holdings, Inc. (Japan)	390	1,576,113
Sony Financial Holdings, Inc. 144A (Japan)	203	820,387
		10,763,963

Food (4.1%)
Barry Callebaut AG (Switzerland) (NON)	1,926	1,667,700
Carrefour Supermarche SA (France)	13,981	1,078,307
Nestle SA (Switzerland)	14,044	7,017,051
		9,763,058

Health Care Services (1.4%)
Suzuken Co., Ltd. (Japan)	48,100	1,977,637
Toho Pharmaceutical Co., Ltd. (Japan)	53,300	1,360,294
		3,337,931

Insurance (5.4%)
ING Groep NV (Netherlands)	80,966	3,030,954
Prudential PLC (United Kingdom)	244,399	3,224,813
Topdanmark A/S (Denmark) (NON) (S)	15,750	2,650,561
Zurich Financial Services AG (Switzerland)	12,780	4,024,310
		12,930,638

Investment Banking/Brokerage (0.6%)
Babcock & Brown, Ltd. (Australia) (S)	113,853	1,530,782

Machinery (2.9%)
Alstom (France)	18,849	4,084,926
Fanuc, Ltd. (Japan)	19,700	1,872,804
Komatsu, Ltd. (Japan)	37,300	1,034,241
		6,991,971

Manufacturing (1.9%)
Charter PLC (United Kingdom) (NON)	78,891	1,329,546
Glory, Ltd. (Japan)	103,200	2,193,983
NSK, Ltd. (Japan)	122,000	923,686
		4,447,215

Media (0.4%)
Astral Media, Inc. (Canada)	27,600	1,046,711

Medical Technology (1.5%)
Terumo Corp. (Japan)	67,900	3,540,714

Metals (5.0%)
Barrick Gold Corp. (Canada)	58,280	2,544,117
BHP Billiton, Ltd. (Australia)	35,233	1,152,431
Franco-Nevada Corp. (Canada) (NON)	68,200	1,343,303
Rio Tinto PLC (United Kingdom)	22,102	2,293,186
Rio Tinto, Ltd. (Australia)	20,695	2,315,595
Xstrata PLC (London Exchange) (Switzerland)	15,707	1,098,388
Yamana Gold, Inc. (Canada)	75,270	1,102,584
		11,849,604

Office Equipment & Supplies (0.7%)
Canon, Inc. (Japan)	38,700	1,781,318

Oil & Gas (12.1%)
BG Group PLC (United Kingdom)	107,048	2,476,888
BP PLC (United Kingdom)	232,282	2,357,993
Fred Olsen Energy ASA (Norway)	35,900	2,037,369
Imperial Oil, Ltd. (Toronto Exchange) (Canada)	55,800	2,919,988

Inpex Holdings, Inc. (Japan)	136	1,513,839
Lukoil (Russia)	33,400	2,855,700
Seadrill, Ltd. (Bermuda)	48,196	1,291,877
Statoil ASA (Norway)	50,700	1,519,288
Suncor Energy, Inc. (Canada)	32,500	3,136,198
Total SA (France)	119,637	8,881,675
		28,990,815

Pharmaceuticals (7.4%)
Astellas Pharma, Inc. (Japan)	91,400	3,537,946
AstraZeneca PLC (London Exchange) (United Kingdom)	29,932	1,118,082
Hisamitsu Pharmaceutical Co., Inc. (Japan)	41,400	1,507,040
Novartis AG (Switzerland)	95,926	4,916,063
Novo Nordisk A/S Class B (Denmark)	29,100	1,989,691
Roche Holding AG (Switzerland)	11,193	2,106,295
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	31,900	1,473,461
UCB SA (Belgium)	33,728	1,171,316
		17,819,894

Railroads (0.3%)
East Japan Railway Co. (Japan)	96	798,075

Real Estate (0.5%)
Wing Tai Holdings, Ltd. (Singapore)	693,000	1,101,037

Retail (1.6%)
Esprit Holdings, Ltd. (Hong Kong)	313,000	3,756,547

Technology Services (0.8%)
United Internet AG (Germany)	91,305	1,964,050

Telecommunications (3.7%)
France Telecom SA (France)	35,902	1,206,869
Koninklijke (Royal) KPN NV (Netherlands)	91,428	1,543,921
StarHub, Ltd. (Singapore)	762,000	1,680,557
Telefonica SA (Spain)	124,131	3,565,445
Telekom Austria AG (Austria)	38,946	804,571
		8,801,363

Tobacco (2.1%)
BAT Industries PLC (United Kingdom)	77,179	2,893,661
Japan Tobacco, Inc. (Japan)	407	2,036,633
		4,930,294

Transportation (0.4%)
DP World, Ltd. (United Arab Emirates) (NON)	354,240	336,528
DP World, Ltd. 144A (United Arab Emirates) (NON)	747,400	710,030
		1,046,558

Total common stocks (cost $211,614,176)		$226,538,918

SHORT-TERM INVESTMENTS (6.9%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	10,259,331	$10,259,331
Short-term investments held as collateral for loaned
securities with yields ranging from 1.35% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$6,231,752	6,229,110

Total short-term investments (cost $16,488,441)		$16,488,441

TOTAL INVESTMENTS

Total investments (cost $228,102,617) (b)		$243,027,359

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $67,983,797) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,351,733	$16,860,683	4/16/08	$491,050
British Pound	15,352,212	15,383,252	6/18/08	(31,040)
Canadian Dollar	4,028,507	4,130,884	4/16/08	(102,377)
Euro	1,712,707	1,676,073	6/18/08	36,634
Japanese Yen	17,565,714	16,628,122	5/21/08	937,592
Norwegian Krone	7,031,559	6,941,982	6/18/08	89,577
Swedish Krona	4,194,145	4,056,392	6/18/08	137,753
Swiss Franc	2,324,523	2,306,409	6/18/08	18,114

Total				$1,577,303

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $50,799,053) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,366,059	$2,275,054	4/16/08	$(91,005)
British Pound	1,126,538	1,144,078	6/18/08	17,540
Canadian Dollar	6,912,875	7,115,015	4/16/08	202,140
Euro	20,485,551	19,911,845	6/18/08	(573,706)
Japanese Yen	5,153,038	4,887,455	5/21/08	(265,583)
Norwegian Krone	1,810,136	1,802,420	6/18/08	(7,716)
Swedish Krona	4,499,029	4,364,697	6/18/08	(134,332)
Swiss Franc	9,672,255	9,298,489	6/18/08	(373,766)

Total				$(1,226,428)

NOTES

(a) Percentages indicated are based on net assets of $239,311,336.

(b) The aggregate identified cost on a tax basis is $228,141,077, resulting in gross unrealized appreciation and depreciation of $27,603,703 and $12,717,421, respectively, or net unrealized appreciation of $14,886,282.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $4,824,134. The fund received cash collateral of $6,229,110 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $31,850 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $27,123,811 and $19,239,977, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $350,929 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

Australia	2.9%
Austria	1.3
Belgium	1.8
Bermuda	0.5
Canada	7.4
Denmark	2.4
Finland	2.9
France	9.7
Germany	7.5
Greece	2.6
Hong Kong	2.1
Israel	0.6
Italy	1.1
Japan	13.3
Netherlands	1.9
Norway	2.3
Russia	1.2
Singapore	1.2
South Korea	2.6
Spain	3.6
Switzerland	9.4
United Kingdom	16.0
United Arab Emirates	1.1
United States	4.3
Other	0.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$236,798,249	$-

Level 2	$6,229,110	$350,875

Level 3	$-	$-

Total	$243,027,359	$350,875

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
Omnicom Group, Inc.	80,800	$3,569,744

Aerospace and Defense (5.0%)
Alliant Techsystems, Inc. (NON)	5,600	579,768
Boeing Co. (The)	61,700	4,588,629
General Dynamics Corp.	42,800	3,568,236
L-3 Communications Holdings, Inc.	13,778	1,506,487
Lockheed Martin Corp.	17,963	1,783,726
United Technologies Corp.	89,200	6,138,744
		18,165,590

Automotive (2.2%)
Harley-Davidson, Inc. (S)	66,410	2,490,375
Johnson Controls, Inc.	161,700	5,465,460
		7,955,835

Banking (4.3%)
Bank of America Corp.	246,576	9,347,696
M&T Bank Corp.	33,510	2,696,885
U.S. Bancorp	106,799	3,456,016
		15,500,597

Building Materials (0.6%)
Sherwin-Williams Co. (The)	39,322	2,006,995

Chemicals (1.8%)
Monsanto Co.	32,676	3,643,374
Potash Corp. of Saskatchewan (Canada)	18,723	2,905,997
		6,549,371

Commercial and Consumer Services (1.4%)
Alliance Data Systems Corp. (NON)	53,300	2,532,283
Dun & Bradstreet Corp. (The)	29,246	2,380,039
		4,912,322

Communications Equipment (3.9%)
Cisco Systems, Inc. (NON)	458,600	11,047,674
Nokia OYJ ADR (Finland)	59,900	1,906,617
Research in Motion, Ltd. (Canada) (NON)	14,517	1,629,243
		14,583,534

Computers (5.8%)
Apple Computer, Inc. (NON)	72,447	10,396,145
EMC Corp. (NON)	188,300	2,700,222
Hewlett-Packard Co.	172,670	7,884,112
		20,980,479

Conglomerates (1.2%)
Danaher Corp.	54,900	4,174,047

Consumer Finance (2.5%)
Capital One Financial Corp.	157,874	7,770,558
Mastercard, Inc. Class A	5,236	1,167,576
		8,938,134

Consumer Goods (0.3%)
Energizer Holdings, Inc. (NON)	12,051	1,090,374

Electronics (1.1%)
Amphenol Corp. Class A	103,800	3,866,550

Energy (1.2%)
Halliburton Co.	43,300	1,702,989
National-Oilwell Varco, Inc. (NON)	48,200	2,813,916
		4,516,905

Engineering & Construction (0.6%)
Jacobs Engineering Group, Inc. (NON)	28,100	2,067,879

Financial (3.7%)
Citigroup, Inc.	71,300	1,527,246
CME Group, Inc.	6,499	3,048,681
Fannie Mae (S)	147,955	3,894,176
Freddie Mac	194,993	4,937,223
		13,407,326

Health Care Services (6.0%)
Aetna, Inc.	128,526	5,409,659
Express Scripts, Inc. (NON)	66,564	4,281,396
Medco Health Solutions, Inc. (NON)	104,500	4,576,055
Quest Diagnostics, Inc.	70,669	3,199,186

UnitedHealth Group, Inc.	123,886	4,256,723
		21,723,019

Homebuilding (0.4%)
NVR, Inc. (NON) (S)	2,137	1,276,858

Insurance (3.4%)
American International Group, Inc.	156,618	6,773,729
Genworth Financial, Inc. Class A	236,669	5,358,186
		12,131,915

Investment Banking/Brokerage (7.2%)
Franklin Resources, Inc.	59,892	5,808,925
Goldman Sachs Group, Inc. (The)	63,491	10,500,776
Lehman Brothers Holdings, Inc.	163,290	6,146,236
Merrill Lynch & Co., Inc.	63,100	2,570,694
T. Rowe Price Group, Inc.	18,400	922,944
		25,949,575

Lodging/Tourism (0.9%)
Las Vegas Sands Corp. (NON)	15,400	1,134,056
Wyndham Worldwide Corp.	102,400	2,117,632
		3,251,688

Machinery (1.7%)
Caterpillar, Inc.	40,454	3,167,144
Terex Corp. (NON)	47,000	2,937,500
		6,104,644

Manufacturing (2.1%)
ITT Corp.	93,500	4,844,235
Mettler-Toledo International, Inc. (NON)	29,298	2,845,422
		7,689,657

Media (0.7%)
Walt Disney Co. (The) (S)	83,400	2,617,092

Medical Technology (2.3%)
Medtronic, Inc.	102,082	4,937,706
Stryker Corp.	31,200	2,029,560
Waters Corp. (NON)	24,500	1,364,650
		8,331,916

Metals (1.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	45,130	4,342,409

Oil & Gas (8.8%)
Apache Corp.	34,400	4,156,208
ConocoPhillips	81,351	6,199,760
Devon Energy Corp.	33,400	3,484,622
Hess Corp.	33,359	2,941,597
Marathon Oil Corp.	80,700	3,679,920
Occidental Petroleum Corp.	58,400	4,273,128
Suncor Energy, Inc. (Canada) (S)	46,748	4,504,170
XTO Energy, Inc.	40,875	2,528,528
		31,767,933

Pharmaceuticals (1.5%)
Johnson & Johnson	84,600	5,488,002

Railroads (0.8%)
Burlington Northern Santa Fe Corp.	33,190	3,060,782

Real Estate (1.9%)
CB Richard Ellis Group, Inc. Class A (NON)	96,383	2,085,728
General Growth Properties, Inc. (R)	129,481	4,942,290

		7,028,018

Regional Bells (3.0%)
AT&T, Inc.	247,010	9,460,483
Verizon Communications, Inc.	36,700	1,337,715
		10,798,198

Restaurants (2.2%)
Burger King Holdings, Inc.	111,534	3,085,030
Darden Restaurants, Inc.	47,801	1,555,923
McDonald's Corp.	58,300	3,251,391
		7,892,344

Retail (6.6%)
Best Buy Co., Inc. (S)	58,450	2,423,337
Costco Wholesale Corp.	52,700	3,423,919
CVS Caremark Corp.	188,120	7,620,741
GameStop Corp. (NON)	16,800	868,728
Nordstrom, Inc.	47,506	1,548,696
Safeway, Inc.	103,000	3,023,050
Staples, Inc.	153,600	3,396,096
Supervalu, Inc.	56,300	1,687,874
		23,992,441

Software (5.9%)
Adobe Systems, Inc. (NON)	113,980	4,056,548
Akamai Technologies, Inc. (NON)	102,161	2,876,854
Citrix Systems, Inc. (NON)	22,200	651,126
Microsoft Corp. (S)	300,100	8,516,838
Oracle Corp. (NON)	272,500	5,330,100
		21,431,466

Technology Services (5.2%)
Accenture, Ltd. Class A (Bermuda)	121,346	4,267,739
Cognizant Technology Solutions Corp. (NON)	150,000	4,324,500
eBay, Inc. (NON)	86,458	2,579,907
Google, Inc. Class A (NON)	17,178	7,566,394
		18,738,540

Transportation Services (0.6%)
Expeditors International of Washington, Inc.	44,500	2,010,510

Waste Management (0.3%)
Stericycle, Inc. (NON)	20,800	1,071,195

Total common stocks (cost $338,537,794)		$358,983,884

SHORT-TERM INVESTMENTS (3.8%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	1,924,440	$1,924,440
Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$11,991,849	11,976,400

Total short-term investments (cost $13,900,840)		$13,900,840

TOTAL INVESTMENTS

Total investments (cost $352,438,634)(b)		$372,884,724

NOTES

(a) Percentages indicated are based on net assets of $361,443,749.

(b) The aggregate identified cost on a tax basis is $362,189,574, resulting in gross unrealized appreciation and depreciation of $36,464,714 and $25,769,564, respectively, or net unrealized appreciation of $10,695,150.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $11,646,839. The fund received cash collateral of $11,976,400 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $56,543 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $13,594,303 and $18,455,417, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$360,908,324	$-

Level 2	$11,976,400	$-

Level 3	$-	$-

Total	$372,884,724	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and Defense (2.2%)
L-3 Communications Holdings, Inc.	12,530	$1,370,030

Banking (4.8%)
Capitol Federal Financial	24,130	904,392
City National Corp.	7,790	385,293
Colonial Bancgroup, Inc.	5,360	51,617
First Citizens BancShares, Inc. Class A	5,890	820,772
TCF Financial Corp.	37,610	673,971
Washington Mutual, Inc.	13,890	143,067
		2,979,112

Building Materials (2.2%)
Stanley Works (The)	28,420	1,353,360

Chemicals (1.7%)
Celanese Corp. Ser. A	13,170	514,289
Cytec Industries, Inc.	10,110	544,424
		1,058,713

Commercial and Consumer Services (1.1%)
URS Corp. (NON)	21,540	704,143

Construction (0.3%)
USG Corp. (NON)	4,770	175,631

Consumer Goods (4.8%)
Alberto-Culver Co.	38,935	1,067,208
Clorox Co.	14,040	795,226
Newell Rubbermaid, Inc.	48,020	1,098,217
		2,960,651

Electric Utilities (3.5%)
Ameren Corp.	3,370	148,415
Edison International	17,040	835,301
PG&E Corp.	10,060	370,409
Progress Energy, Inc.	6,960	290,232
Wisconsin Energy Corp.	11,860	521,721
		2,166,078

Electrical Equipment (1.6%)
WESCO International, Inc. (NON)	26,340	961,147

Electronics (5.3%)
Amphenol Corp. Class A	28,610	1,065,723
Avnet, Inc. (NON)	30,080	984,518
General Cable Corp. (NON)	20,610	1,217,433
		3,267,674

Energy (2.9%)
BJ Services Co.	13,170	375,477
Grant Prideco, Inc. (NON)	9,370	461,191
National-Oilwell Varco, Inc. (NON)	16,240	948,091
		1,784,759

Financial (0.6%)
Assurant, Inc.	6,170	375,506

Health Care Services (8.3%)
AmerisourceBergen Corp.	25,050	1,026,549
Coventry Health Care, Inc. (NON)	14,600	589,110
DaVita, Inc. (NON)	11,910	568,822
Lincare Holdings, Inc. (NON)	29,580	831,494
Omnicare, Inc.	31,205	566,683
Pediatrix Medical Group, Inc. (NON)	22,950	1,546,830
		5,129,488

Household Furniture and Appliances (1.1%)
Whirlpool Corp.	7,570	656,925

Insurance (5.0%)
Assured Guaranty, Ltd. (Bermuda)	22,180	526,553
Everest Re Group, Ltd. (Bermuda)	8,140	728,774
Fidelity National Title Group, Inc. Class A	46,610	854,361
Progressive Corp. (The)	63,340	1,017,874
		3,127,562

Investment Banking/Brokerage (1.4%)

Ameriprise Financial, Inc.	7,220	374,357
Waddell & Reed Financial, Inc. Class A	15,220	489,019
		863,376

Machinery (2.9%)
Joy Global, Inc.	10,250	667,890
Kennametal, Inc.	27,080	796,964
Terex Corp. (NON)	5,760	360,000
		1,824,854

Media (2.3%)
Interpublic Group of Companies, Inc. (The) (NON)	167,510	1,408,759

Metals (4.7%)
Steel Dynamics, Inc.	48,180	1,591,867
United States Steel Corp.	10,380	1,316,911
		2,908,778

Natural Gas Utilities (2.9%)
National Fuel Gas Co.	14,210	670,854
Questar Corp.	20,100	1,136,856
		1,807,710

Oil & Gas (5.5%)
EOG Resources, Inc.	5,890	706,800
Frontier Oil Corp.	15,970	435,342
Hess Corp.	6,890	607,560
Newfield Exploration Co. (NON)	22,680	1,198,638
Sunoco, Inc.	9,450	495,842
		3,444,182

Pharmaceuticals (0.8%)
Sepracor, Inc. (NON)	23,930	467,114

Power Producers (1.4%)
AES Corp. (The) (NON)	51,760	862,839

Real Estate (5.3%)
Annaly Mortgage Management, Inc. (R)	92,400	1,415,568
Colonial Properties Trust (R)	12,030	289,322
DiamondRock Hospitality Co. (R)	43,530	551,525
General Growth Properties, Inc. (R)	15,800	603,086
HCP, Inc. (R)	12,890	435,811
		3,295,312

Retail (13.1%)
BJ's Wholesale Club, Inc. (NON)	58,290	2,080,370
OfficeMax, Inc.	85,190	1,630,537
Ross Stores, Inc.	36,140	1,082,754
Sally Beauty Holdings, Inc. (NON)	134,015	924,704
Supervalu, Inc.	37,240	1,116,455
Timberland Co. (The) Class A (NON)	92,810	1,274,281
		8,109,101

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	14,174	612,317

Semiconductor (2.3%)
Atmel Corp. (NON)	417,600	1,453,248

Shipping (2.6%)
Con-way, Inc.	27,420	1,356,742
DryShips, Inc. (Greece)	4,660	279,181
		1,635,923

Software (5.2%)
McAfee, Inc. (NON)	45,732	1,513,272
Parametric Technology Corp. (NON)	105,200	1,681,096
		3,194,368

Technology Services (1.2%)
Computer Sciences Corp. (NON)	18,670	761,547

Total common stocks (cost $60,672,835)		$60,720,207

INVESTMENT COMPANIES (0.8%)(a) (cost $568,167)
	Shares	Value

Market Vectors Gold Miners ETF (Exchange-traded fund)	10,090	$481,697

SHORT-TERM INVESTMENTS (0.9%)(a) (cost $536,308)
	Shares	Value

Putnam Prime Money Market Fund (e)	536,308	$536,308

TOTAL INVESTMENTS

Total investments (cost $61,777,310) (b)	$61,738,212

NOTES

(a) Percentages indicated are based on net assets of $61,930,446.

(b) The aggregate identified cost on a tax basis is $61,970,599, resulting in gross unrealized appreciation and depreciation of $9,462,180 and $9,694,567, respectively, or net unrealized depreciation of $232,387.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,984 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $5,034,991 and $6,451,221, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$61,738,212	$ --

Level 2	$ --	$ --

Level 3	$ --	$ --

Total	$ 61,738,212	$ --

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
3/31/08 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (27.4%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Atlantic Asset Securitization, LLC	3.206	4/30/08	$3,500,000	$3,491,006
Atlantic Asset Securitization, LLC	3.191	4/15/08	5,000,000	4,993,807
Atlantic Asset Securitization, LLC	3.156	4/17/08	1,500,000	1,497,900
Atlantic Asset Securitization, LLC	3.015	5/7/08	3,881,000	3,869,732
Atlantic Asset Securitization, LLC	3.014	5/5/08	6,000,000	5,983,000
Atlantis One Funding Corp.	3.196	5/27/08	3,000,000	2,985,207
Atlantis One Funding Corp.	3.176	5/30/08	3,400,000	3,382,448
Atlantis One Funding Corp.	3.123	5/29/08	5,500,000	5,472,531
Bryant Park Funding, LLC	3.246	4/14/08	6,665,000	6,657,226
Bryant Park Funding, LLC	2.986	4/9/08	3,000,000	2,998,013
Gotham Funding Corp.	3.313	4/17/08	4,800,000	4,792,960
Gotham Funding Corp.	3.310	4/7/08	1,830,000	1,828,994
Gotham Funding Corp.	3.277	4/25/08	1,000,000	997,833
Govco, Inc.	2.660	5/12/08	3,400,000	3,389,739
Old Line Funding, LLC	3.198	4/18/08	2,000,000	1,996,997
Old Line Funding, LLC	3.198	4/9/08	1,386,000	1,385,021
Sheffield Receivables Corp.	3.232	4/17/08	5,000,000	4,992,844
Sheffield Receivables Corp.	3.075	4/15/08	2,500,000	2,497,015
Sheffield Receivables Corp.	3.021	5/30/08	1,600,000	1,592,133
Sheffield Receivables Corp.	3.011	5/9/08	2,000,000	1,993,667
Sheffield Receivables Corp.	2.913	5/7/08	6,000,000	5,982,450
Three Pillars Funding Corp.	3.531	4/22/08	2,700,000	2,694,488
Three Pillars Funding Corp.	3.107	4/24/08	1,810,000	1,806,415
Three Pillars Funding Corp.	3.023	6/16/08	4,200,000	4,173,400
Three Pillars Funding Corp.	3.003	4/4/08	1,201,000	1,200,700
Thunder Bay Funding, Inc.	4.317	4/10/08	4,006,000	4,002,516
Tulip Funding Corp.	3.206	5/7/08	3,500,000	3,488,870
Victory Receivables Corp.	3.285	4/4/08	5,000,000	4,998,638
Victory Receivables Corp.	3.264	4/7/08	3,000,000	2,998,375
Victory Receivables Corp.	3.240	4/10/08	2,500,000	2,497,981
Victory Receivables Corp.	3.194	4/1/08	3,000,000	3,000,000
Victory Receivables Corp.	3.006	4/17/08	3,600,000	3,595,200
Victory Receivables Corp.	2.763	5/21/08	3,000,000	2,988,542
Working Capital Management Co., L.P.	3.365	4/28/08	5,000,000	4,987,438
Working Capital Management Co., L.P.	3.360	4/14/08	5,000,000	4,993,951
Working Capital Management Co., L.P.	3.318	5/8/08	4,500,000	4,484,738
Yorktown Capital, LLC	5.241	4/11/08	1,769,000	1,766,469
Yorktown Capital, LLC	3.276	4/23/08	3,000,000	2,994,042
Yorktown Capital, LLC	3.276	4/21/08	553,000	552,002
Yorktown Capital, LLC	3.270	4/7/08	2,607,000	2,605,588
Yorktown Capital, LLC	3.015	5/6/08	3,200,000	3,190,667

Total asset-backed commercial paper (cost $135,800,543)				$135,800,543

CORPORATE BONDS AND NOTES (25.8%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (11.7%)
Allstate Life Global Funding Trusts sr. notes FRN,
Ser. MTN (M)	3.332	3/20/13	$5,000,000	$5,000,000
Bank of America, N.A. FRN, Ser. BKNT	3.096	8/11/08	2,300,000	2,300,000
Bank of America, N.A. sr. unsec. notes FRN, Ser. BKNT
(M)	3.208	4/3/14	4,000,000	4,000,000
Bank of New York Co., Inc. (The) 144A sr. unsec. notes
FRN, Ser. XMTN	3.068	11/7/08	2,000,000	2,000,000
Citigroup Funding, Inc. company guaranty FRN, Ser. D	3.070	8/13/08	4,000,000	4,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTNA	2.645	8/27/08	2,000,000	2,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN	2.915	8/15/08	3,000,000	3,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser. C	2.958	8/14/08	1,500,000	1,500,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser.
MTN	2.739	8/22/08	5,000,000	5,000,000
Metropolitan Life Global Funding I 144A sr. unsub.
notes FRN (M)	4.248	1/9/13	4,000,000	4,000,000
Morgan Stanley & Co. sr. unsec. notes FRN, Ser. F	3.361	4/25/08	1,100,000	1,100,035
Pacific Life Global Funding 144A sr. unsec. notes FRN
(M)	3.318	2/9/13	2,000,000	2,000,000
PRICOA Global Funding I 144A FRN (M)	4.118	2/13/13	3,000,000	3,000,000
Prudential Financial, Inc. sr. unsec. notes FRN, Ser.
MTN	3.858	4/23/08	2,600,000	2,600,000
Toyota Motor Credit Corp. sr. unsec. notes FRN, Ser. B	2.460	3/18/09	4,000,000	4,000,000
Wachovia Bank, NA sr. unsec. notes FRN, Ser. BKNT (M)	4.753	1/4/13	4,000,000	4,000,000
Wachovia Bank, NA sr. unsec. notes FRN, Ser. BKNT	2.645	6/27/08	2,500,000	2,499,071
Wal-Mart Stores, Inc. sr. unsec. unsub. notes FRN	2.700	6/16/08	3,000,000	2,999,633
Wells Fargo & Co. sr. unsec. notes FRN, Ser. MTN	3.169	10/2/08	2,800,000	2,800,316
				57,799,055

Foreign (14.1%)
ABN AMRO Bank N.V. 144A sr. notes FRN (Netherlands)	4.001	4/18/08	900,000	900,028
Australia and New Zealand Banking Group, Ltd. 144A FRN
(Australia) (M)	3.351	3/1/13	3,000,000	3,000,000
Banco Espanol de Credito SA 144A sr. unsub. notes FRN
(Spain)	3.941	8/11/08	1,000,000	1,000,000
Banco Santander Totta SA 144A bank guaranty FRN
(Portugal)	3.085	9/5/08	3,500,000	3,500,000
Bank of Ireland sr. unsec. notes FRN, Ser. MTN

(Ireland)	2.589	12/19/08	3,250,000	3,243,982
Bank of Ireland unsec. notes FRN, Ser. XMTN (Ireland)	2.546	9/19/08	2,000,000	2,000,000
Bank of Nova Scotia 144A FRN (Canada) (M)	2.771	4/9/13	2,500,000	2,500,000
Bank of Scotland PLC 144A FRN, Ser. MTN* (United
Kingdom)	3.058	10/8/08	3,000,000	3,000,000
BNP Paribas 144A FRN (France)	3.060	8/19/08	1,000,000	1,000,000
BP Capital Markets PLC company guaranty FRN (United
Kingdom) (M)	3.039	12/10/12	3,000,000	3,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France)	3.066	7/10/08	3,000,000	3,000,000
Commonwealth Bank of Australia 144A sr. unsub. unsec.
notes FRN (Australia) (M)	4.705	1/3/13	1,000,000	1,000,000
Credit Agricole S.A. 144A FRN (France)	3.838	8/26/08	4,000,000	4,000,000
Credit Agricole S.A. 144A FRN (France)	2.569	7/22/08	4,000,000	4,000,000
Danske Bank A/S 144A FRN (Denmark)	2.506	9/19/08	1,000,000	1,000,000
DnB NOR Bank ASA 144A FRN (Norway)	2.599	9/24/08	4,000,000	4,000,000
HSBC USA, Inc. sr. unsec. notes FRN, Ser. * (United
Kingdom)	2.828	10/15/08	5,000,000	5,000,000
ING Bank NV 144A FRN (Netherlands) (M)	3.282	3/26/14	3,000,000	3,000,000
Lloyds TSB Bank PLC 144A FRN, Ser. EXT (United Kingdom)	2.968	9/5/08	3,000,000	3,000,000
Monumental Global Funding II 144A FRN (Netherlands)	3.198	1/15/09	2,000,000	2,000,000
National Australia Bank 144A FRN (Australia) (M)	3.218	2/6/14	2,000,000	2,000,000
Nordea Bank AB 144A dep. notes FRN (Sweden)	3.020	10/10/08	2,000,000	2,000,000
Royal Bank of Canada FRN (Canada)	3.118	10/9/08	800,000	800,318
Svenska Handelsbanken FRN, Ser. MTN (Sweden)	2.589	9/19/08	2,000,000	1,998,217
Svenska Handelsbanken 144A FRN (Sweden)	4.468	5/6/09	2,000,000	2,000,000
Unicredito Italiano Bank (Ireland) PLC 144A bank
guaranty FRN (Italy)	4.433	8/8/08	2,000,000	2,000,000
Westpac Banking Corp. 144A FRN (Australia)	3.070	9/5/08	4,000,000	4,000,000
Westpac Banking Corp. 144A FRN (Australia)	2.818	9/15/08	2,000,000	2,000,000
				69,942,545

Total corporate bonds and notes (cost $127,741,600)				$127,741,600

COMMERCIAL PAPER (22.2%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (4.4%)
Citigroup Funding, Inc.	4.259	5/9/08	$7,900,000	$7,869,938
Citigroup Funding, Inc.	4.247	4/15/08	1,400,000	1,397,713
Citigroup Funding, Inc.	3.245	5/20/08	2,000,000	1,991,234
Citigroup Funding, Inc.	3.226	5/14/08	2,000,000	1,992,356
Citigroup Funding, Inc.	3.201	5/21/08	750,000	746,693
Citigroup Funding, Inc.	3.181	5/13/08	3,750,000	3,736,197
NATC California, LLC (SunTrust Bank (Letter of Credit
(LOC)))	4.296	4/10/08	2,000,000	1,997,875
Vehicle Services of America, Ltd. (Bank of America,
N.A. (LOC))	2.748	6/9/08	2,000,000	1,989,535
				21,721,541

Foreign (17.8%)
COFCO Capital Corp. (Rabobank Nederland (LOC))
(Netherlands)	3.110	4/8/08	3,700,000	3,697,770
Danske Corp. (Denmark)	4.582	4/3/08	4,000,000	3,998,993
Danske Corp. 144A FRN (Denmark)	3.145	12/15/08	3,000,000	3,000,000
Fortis Funding, LLC (Belgium)	2.813	5/13/08	3,000,000	2,990,200
Greenwich Capital Holdings, Inc. (United Kingdom)	4.919	5/28/08	3,000,000	2,977,200
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.230	4/4/08	2,600,000	2,598,895
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	4.820	5/22/08	2,000,000	1,986,683
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	4.015	4/2/08	1,250,000	1,249,862
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	3.108	9/30/08	8,000,000	7,881,296
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	3.097	8/4/08	5,500,000	5,441,753
ING (US) Funding, LLC (Netherlands)	2.726	7/31/08	1,250,000	1,238,656
Natixis (France)	3.153	4/7/08	1,000,000	999,475
Royal Bank of Scotland Group PLC (United Kingdom)	3.187	4/7/08	2,500,000	2,498,679
Royal Bank of Scotland Group PLC (United Kingdom)	3.118	4/14/08	1,500,000	1,498,321
Royal Bank of Scotland PLC (United Kingdom)	2.698	6/12/08	3,400,000	3,381,776
Santander Central Hispano Finance (Delaware), Inc.
(Spain)	2.917	6/13/08	2,500,000	2,485,299
Societe Generale (France)	4.858	4/4/08	2,000,000	1,999,201
Societe Generale (France)	3.918	4/16/08	3,000,000	2,995,150
Societe Generale (France)	3.134	6/5/08	2,700,000	2,684,888
Societe Generale (France)	2.833	5/27/08	2,000,000	1,991,227
Swedbank Mortgage AB (Sweden)	5.230	4/3/08	2,000,000	1,999,434
Swedbank Mortgage AB (Sweden)	4.442	4/1/08	2,000,000	2,000,000
Swedbank Mortgage AB (Sweden)	3.946	4/9/08	3,600,000	3,596,872
Swedbank Mortgage AB (Sweden)	3.236	6/3/08	2,000,000	1,988,800
Swedbank Mortgage AB (Sweden)	3.201	7/30/08	2,000,000	1,979,000
UBS Finance (Delaware), LLC (Switzerland)	2.956	6/2/08	1,000,000	994,937
Unicredito Italiano Bank (Ireland) PLC (Italy)	4.959	4/16/08	4,000,000	3,991,867
Unicredito Italiano Bank (Ireland) PLC (Italy)	3.322	4/4/08	2,000,000	1,999,450
Unicredito Italiano Bank (Ireland) PLC (Italy)	3.178	4/8/08	1,900,000	1,898,833
Unicredito Italiano Bank (Ireland) PLC (Italy)	2.720	7/2/08	2,200,000	2,184,820
Unicredito Italiano Bank (Ireland) PLC (Italy)	2.597	6/17/08	2,700,000	2,685,101
Westpac Securities NZ, Ltd. (Australia)	4.191	4/4/08	2,800,000	2,799,032
Westpac Securities NZ, Ltd. (Australia)	3.271	4/3/08	2,600,000	2,599,531
				88,313,001

Total commercial paper (cost $110,034,542)				$110,034,542

CERTIFICATES OF DEPOSIT (16.0%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (0.4%)

Wachovia Bank, NA FRN, Ser. CD	2.864	1/27/09	$2,200,000	$2,200,000

Foreign (15.6%)
Abbey National Treasury Services FRN, Ser. YCD (United
Kingdom)	3.130	2/13/09	3,000,000	3,000,000
ABN AMRO Bank N.V. Ser. ECD (Netherlands)	2.840	9/5/08	3,400,000	3,401,985
Banco Santander SA Ser. ECD (Spain)	4.170	5/15/08	3,200,000	3,200,115
Bank of Scotland PLC NY (United Kingdom)	2.540	6/20/08	1,600,000	1,600,000
Bank of Scotland PLC NY Ser. YCD (United Kingdom)	5.255	4/11/08	2,000,000	2,000,379
Barclays Bank PLC (United Kingdom)	5.100	4/17/08	4,000,000	4,000,000
Barclays Bank PLC FRN, Ser. YCD1 (United Kingdom)	3.318	3/17/09	2,000,000	2,000,000
Barclays Bank PLC FRN, Ser. YCD1 (United Kingdom)	3.161	2/17/09	2,500,000	2,500,000
Barclays Bank PLC FRN, Ser. YCD1 (United Kingdom)	2.999	2/23/09	2,000,000	2,000,000
Barclays Bank PLC Ser. ECD (United Kingdom)	5.330	5/27/08	3,600,000	3,612,251
Calyon FRN, Ser. YCD (France)	3.071	4/2/08	1,600,000	1,599,999
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada)	2.609	9/22/08	4,000,000	4,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany) (M)	2.809	12/21/12	5,000,000	5,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	2.525	4/29/08	3,000,000	3,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	2.400	4/24/08	2,000,000	1,999,973
Fortis Bank SA/NV FRN, Ser. YCD (Belgium)	2.649	6/30/08	7,100,000	7,097,409
Natixis (France)	2.800	6/13/08	3,400,000	3,401,021
Nordea Bank Finland PLC FRN, Ser. YCD (Sweden)	2.639	7/29/08	4,000,000	3,997,346
Societe Generale Ser. ECD (France)	4.805	6/6/08	1,000,000	1,003,683
Societe Generale Ser. YCD (France)	3.090	5/5/08	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp. Ser. YCD (Japan)	3.120	4/11/08	3,000,000	3,000,008
Swedbank Ser. YCD (Sweden)	2.980	6/6/08	3,000,000	3,000,591
Swedbank FRN, Ser. YCD (Sweden)	3.069	4/3/08	1,000,000	999,999
Swedbank FRN, Ser. YCD (Sweden)	3.050	9/8/08	4,000,000	3,996,289
Unicredito Italiano SpA FRN, Ser. YCD (Italy)	3.109	5/2/08	1,600,000	1,600,000
Unicredito Italiano SpA Ser. ECD (Italy)	3.245	5/1/08	3,000,000	3,000,000
				77,011,048

Total certificates of deposit (cost $79,211,048)				$79,211,048

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Fannie Mae FRN	3.171	7/28/09	$3,000,000	$2,998,872
Federal Home Loan Bank System bonds	4.500	11/7/08	2,800,000	2,800,000
Federal Home Loan Bank System FRB, Ser. 1	2.890	5/13/09	4,000,000	4,000,000
Federal Home Loan Bank System FRB	2.790	3/13/09	4,000,000	4,000,000
Freddie Mac FRN	2.539	9/21/09	3,000,000	3,000,000

Total U.S. government agency obligations (cost $16,798,872)				$16,798,872

SHORT-TERM INVESTMENT FUND (3.3%)(a) (cost $16,435,548)
				Shares	Value

Putnam Prime Money Market Fund (e)				16,435,548	$16,435,548

MUNICIPAL BONDS AND NOTES (1.2%)(a)
				Principal
	Yield (%)	Maturity date	Rating(RAT)	amount	Value

CO Hsg. & Fin. Auth. VRDN
(Single Fam.), Ser. C-1, Class I (M)	3.500	11/1/36	VMIG1	$1,790,000	$1,790,000
(Single Fam.), Ser. A-1, Class I (M)	3.500	11/1/34	VMIG1	2,465,000	2,465,000
(Single Fam. Mtge.), Ser. B-2 (M)	3.500	11/1/33	VMIG1	1,580,000	1,580,000

Total municipal bonds and notes (cost $5,835,000)					$5,835,000

PROMISSORY NOTES (0.6%)(a) (cost $3,000,000)
				Principal
	Yield (%)	Maturity date		amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 4/10/07,
cost $3,000,000) (RES)	3.088	4/10/08		$3,000,000	$3,000,000

TOTAL INVESTMENTS

Total investments (cost $494,857,153) (b)					$494,857,153

NOTES

(a) Percentages indicated are based on net assets of $494,919,461.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2008. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2008 was $3,000,000 or 0.6% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $141,152 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $71,587,739 and $66,113,607, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

United States	52.5%
United Kingdom	9.1
France	6.4
Sweden	6.0
Belgium	5.9
Italy	3.9
Australia	3.5
Netherlands	2.9
Germany	2.0
Denmark	1.6
Canada	1.5
Spain	1.3
Ireland	1.1
Norway	0.8
Portugal	0.7
Japan	0.6
Switzerland	0.2

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$16,435,548	$-

Level 2	$478,421,605	$-

Level 3	$-	$-

Total	$494,857,153	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	124,800	$5,513,664

Aerospace and Defense (3.6%)
Aerovironment, Inc. (NON)	44,100	901,845
Boeing Co. (The)	174,893	13,006,792
DRS Technologies, Inc.	29,900	1,742,572
Lockheed Martin Corp.	73,200	7,268,760
Precision Castparts Corp.	31,700	3,235,936
Raytheon Co.	73,200	4,729,452
		30,885,357

Airlines (0.3%)
AMR Corp. (NON) (S)	143,800	1,297,076
Continental Airlines, Inc. Class B (NON) (S)	87,100	1,674,933
		2,972,009

Automotive (0.5%)
AutoZone, Inc. (NON)	36,748	4,183,025

Banking (0.1%)
Umpqua Holdings Corp.	42,271	655,623

Beverage (1.8%)
PepsiCo, Inc.	200,102	14,447,364
Tsingtao Brewery Co., Ltd. ADR (China)	33,800	988,650
		15,436,014

Biotechnology (3.7%)
American Oriental Bioengineering, Inc. (China) (NON)
(S)	190,600	1,543,860
Applera Corp.- Applied Biosystems Group	46,800	1,537,848
Genzyme Corp. (NON)	126,121	9,401,059
Gilead Sciences, Inc. (NON) (S)	287,800	14,830,334
Illumina, Inc. (NON)	17,200	1,305,480
Invitrogen Corp. (NON) (S)	17,900	1,529,913
LifeCell Corp. (NON) (S)	39,700	1,668,591
		31,817,085

Building Materials (0.7%)
Sherwin-Williams Co. (The)	80,900	4,129,136
Stanley Works (The)	32,200	1,533,364
		5,662,500

Chemicals (4.4%)
Celanese Corp. Ser. A	152,200	5,943,410
CF Industries Holdings, Inc.	15,663	1,623,000
Koppers Holdings, Inc.	36,500	1,617,315
Monsanto Co. (S)	109,458	12,204,567
Mosaic Co. (The) (NON)	55,700	5,714,820
Potash Corp. of Saskatchewan (Canada)	34,900	5,416,829
Sigma-Adrich Corp. (S)	68,000	4,056,200
Terra Industries, Inc. (NON) (S)	44,000	1,563,320
		38,139,461

Coal (0.5%)
Massey Energy Co.	122,000	4,453,000

Commercial and Consumer Services (0.7%)
Chemed Corp.	18,900	797,580
Maximus, Inc.	47,400	1,740,054
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	49,900	1,125,245
Visa, Inc. Class A (NON)	31,110	1,940,020
		5,602,899

Communications Equipment (3.5%)
Cisco Systems, Inc. (NON) (S)	850,713	20,493,676
Comtech Telecommunications Corp. (NON)	26,300	1,025,700
F5 Networks, Inc. (NON)	193,118	3,508,954
Harris Corp.	33,500	1,625,755
Juniper Networks, Inc. (NON)	138,100	3,452,500
		30,106,585

Computers (6.3%)
ANSYS, Inc. (NON)	50,700	1,750,164
Apple Computer, Inc. (NON)	141,427	20,294,775
Hewlett-Packard Co. (S)	357,267	16,312,811
IBM Corp.	59,395	6,838,740
Nuance Communications, Inc. (NON)	97,400	1,695,734

Seagate Technology (Cayman Islands)	306,800	6,424,392
Teradata Corp. (NON)	41,900	924,314
		54,240,930

Conglomerates (1.2%)
Danaher Corp.	38,018	2,890,509
Honeywell International, Inc.	105,748	5,966,302
Walter Industries, Inc.	27,300	1,709,799
		10,566,610

Consumer (0.5%)
Black & Decker Manufacturing Co. (S)	21,200	1,401,320
Fossil, Inc. (NON)	84,971	2,595,014
		3,996,334

Consumer Goods (2.1%)
Chattem, Inc. (NON)	23,300	1,545,722
Procter & Gamble Co. (The)	233,318	16,348,592
		17,894,314

Consumer Services (0.4%)
FTI Consulting, Inc. (NON)	25,600	1,818,624
Sapient Corp. (NON)	240,100	1,671,096
		3,489,720

Electric Utilities (1.4%)
Edison International	128,900	6,318,678
Exelon Corp.	64,700	5,258,169
		11,576,847

Electrical Equipment (1.4%)
Emerson Electric Co.	132,800	6,833,888
Molex, Inc.	110,200	2,552,232
Vestas Wind Systems A/S (Denmark) (NON)	21,450	2,342,972
		11,729,092

Electronics (3.6%)
Altera Corp.	278,041	5,124,296
Analog Devices, Inc.	86,600	2,556,432
ARM Holdings PLC ADR (United Kingdom)	191,182	1,007,529
Intel Corp.	771,757	16,345,813
NVIDIA Corp. (NON)	212,553	4,206,424
Varian, Inc. (NON)	32,200	1,865,024
		31,105,518

Energy (4.2%)
Basic Energy Services, Inc. (NON)	71,800	1,585,344
Cameron International Corp. (NON)	102,600	4,272,264
Grey Wolf, Inc. (NON)	229,600	1,556,688
Halliburton Co. (S)	133,800	5,262,354
National-Oilwell Varco, Inc. (NON) (S)	79,100	4,617,858
Noble Corp. (S)	86,700	4,306,389
Pride International, Inc. (NON)	43,500	1,520,325
Rowan Cos., Inc. (S)	39,100	1,610,138
Schlumberger, Ltd.	114,825	9,989,775
Superior Energy Services (NON)	39,500	1,564,990
		36,286,125

Energy (Other) (0.4%)
Akeena Solar, Inc. (NON) (S)	66,000	507,540
JA Solar Holdings Co., Ltd. ADR (China) (NON) (S)	89,070	1,656,702
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	64,400	776,664
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	20,900	847,704
		3,788,610

Engineering & Construction (1.5%)
Fluor Corp. (S)	42,544	6,005,511
Jacobs Engineering Group, Inc. (NON)	22,000	1,618,980
McDermott International, Inc. (NON)	87,900	4,818,678
		12,443,169

Environmental (0.4%)
Foster Wheeler, Ltd. (NON)	62,200	3,521,764

Financial (0.9%)
Assurant, Inc.	45,500	2,769,130
Interactive Data Corp.	53,600	1,525,992
JPMorgan Chase & Co.	79,167	3,400,223
		7,695,345

Food (0.9%)
Bunge, Ltd.	35,900	3,118,992
Del Monte Foods Co.	53,985	514,477
Wrigley (Wm.) Jr. Co.	62,004	3,896,331
		7,529,800

Gaming & Lottery (0.1%)
Bally Technologies, Inc. (NON)	20,000	686,800

Health Care Services (3.5%)
Aetna, Inc.	96,700	4,070,103
Amedisys, Inc. (NON) (S)	27,400	1,077,916
AMERIGROUP Corp. (NON) (S)	173,642	4,745,636
Apria Healthcare Group, Inc. (NON)	50,800	1,003,300
Centene Corp. (NON)	76,600	1,067,804
Charles River Laboratories International, Inc. (NON)	26,000	1,532,440
Coventry Health Care, Inc. (NON) (S)	37,010	1,493,354
Henry Schein, Inc. (NON)	86,800	4,982,320
Humana, Inc. (NON)	27,900	1,251,594
Laboratory Corp. of America Holdings (NON) (S)	63,500	4,678,680
Lincare Holdings, Inc. (NON)	78,222	2,198,820
Sun Healthcare Group, Inc. (NON)	76,600	1,006,524
WellCare Health Plans, Inc. (NON)	22,900	891,955
		30,000,446

Insurance (0.5%)
American International Group, Inc.	55,700	2,409,025
Arch Capital Group, Ltd. (Bermuda) (NON)	25,400	1,744,218
		4,153,243

Investment Banking/Brokerage (1.8%)
Goldman Sachs Group, Inc. (The)	33,800	5,590,182
Lazard, Ltd. Class A (Bermuda)	38,100	1,455,420
State Street Corp.	36,400	2,875,600
T. Rowe Price Group, Inc.	58,800	2,940,000
TD Ameritrade Holding Corp. (NON)	142,400	2,351,024
		15,212,226

Machinery (1.5%)
AGCO Corp. (NON) (S)	59,500	3,562,860
Cummins, Inc.	33,000	1,545,060
Deere (John) & Co.	27,500	2,212,100
Manitowoc Co., Inc. (The)	53,800	2,195,040
Terex Corp. (NON)	22,010	1,375,625
Timken Co.	64,200	1,908,024
		12,798,709

Manufacturing (0.2%)
Mettler-Toledo International, Inc. (NON)	18,500	1,796,720

Media (0.8%)
Viacom, Inc. Class B (NON)	161,915	6,415,072

Medical Technology (6.7%)
Baxter International, Inc.	207,426	11,993,371
Becton, Dickinson and Co.	97,970	8,410,725
C.R. Bard, Inc.	33,700	3,248,680
China Medical Technologies, Inc. ADR (China) (S)	38,900	1,598,401
DENTSPLY International, Inc.	87,100	3,362,060
Edwards Lifesciences Corp. (NON)	46,500	2,071,575
Kinetic Concepts, Inc. (NON) (S)	29,300	1,354,539
Medtronic, Inc.	228,393	11,047,369
Meridian Bioscience, Inc.	57,200	1,912,196
Millipore Corp. (NON)	20,100	1,354,941
Techne Corp. (NON)	30,600	2,061,216
Varian Medical Systems, Inc. (NON)	60,300	2,824,452
Waters Corp. (NON)	112,700	6,277,390
		57,516,915

Metals (4.2%)
Agnico-Eagle Mines, Ltd. (Canada) (S)	24,400	1,652,124
AK Steel Holding Corp.	98,800	5,376,696
Barrick Gold Corp. (Canada)	105,800	4,597,010
Cleveland-Cliffs, Inc.	14,100	1,689,462
Coeur d'Alene Mines Corp. (NON) (S)	312,700	1,263,308
Freeport-McMoRan Copper & Gold, Inc. Class B	78,000	7,505,160
Newmont Mining Corp. (S)	117,797	5,336,204
Nucor Corp. (S)	128,300	8,691,042
		36,111,006

Oil & Gas (6.1%)
Comstock Resources, Inc. (NON)	38,400	1,547,520
Exxon Mobil Corp.	198,754	16,810,613
Frontier Oil Corp.	161,000	4,388,860
Holly Corp.	32,800	1,423,848
Noble Energy, Inc.	47,700	3,472,560
Occidental Petroleum Corp.	92,000	6,731,640
Penn West Energy Trust (Canada)	48,400	1,354,232
Petroleo Brasileiro SA ADR (Brazil)	67,554	6,897,939
Pioneer Drilling Co. (NON)	82,800	1,319,004
Tesoro Corp.	48,200	1,446,000
Unit Corp. (NON)	27,800	1,574,870
Western Refining, Inc.	42,413	571,303
XTO Energy, Inc.	69,901	4,324,076

		51,862,465

Pharmaceuticals (2.7%)
Cephalon, Inc. (NON)	22,100	1,423,240
Endo Pharmaceuticals Holdings, Inc. (NON)	144,600	3,461,724
Johnson & Johnson	182,525	11,840,397
King Pharmaceuticals, Inc. (NON) (S)	122,400	1,064,880
Watson Pharmaceuticals, Inc. (NON)	187,135	5,486,798
		23,277,039

Publishing (0.2%)
Marvel Entertainment, Inc. (NON) (S)	66,400	1,778,856

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	57,100	5,265,762

Real Estate (1.0%)
Jones Lang LaSalle, Inc.	21,200	1,639,608
NVR, Inc. (NON) (S)	3,400	2,031,500
Simon Property Group, Inc. (R)	51,000	4,738,410
		8,409,518

Regional Bells (0.4%)
Verizon Communications, Inc.	95,282	3,473,029

Restaurants (2.4%)
Brinker International, Inc.	71,513	1,326,566
CBRL Group, Inc. (S)	40,300	1,441,531
Darden Restaurants, Inc.	45,100	1,468,005
Jack in the Box, Inc. (NON)	52,700	1,416,049
McDonald's Corp.	174,900	9,754,173
Yum! Brands, Inc. (S)	134,181	4,992,875
		20,399,199

Retail (3.7%)
Aeropostale, Inc. (NON)	136,900	3,711,359
Barnes & Noble, Inc.	26,200	803,030
Big Lots, Inc. (NON)	76,700	1,710,410
BJ's Wholesale Club, Inc. (NON)	93,017	3,319,777
CROCS, Inc. (NON) (S)	59,000	1,030,730
Dress Barn, Inc. (NON)	82,400	1,066,256
EZCORP, Inc. Class A (NON)	76,600	942,946
GameStop Corp. (NON)	31,600	1,634,036
Kroger Co.	146,700	3,726,180
NBTY, Inc. (NON)	50,500	1,512,475
Priceline.com, Inc. (NON) (S)	19,335	2,336,828
RadioShack Corp.	110,500	1,795,625
Supervalu, Inc.	62,100	1,861,758
TJX Cos., Inc. (The)	190,523	6,300,596
		31,752,006

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	66,700	2,881,440
New Oriental Education & Technology Group ADR (China)
(NON) (S)	13,900	901,554
		3,782,994

Semiconductor (0.4%)
Atmel Corp. (NON)	323,900	1,127,172
Lam Research Corp. (NON)	46,600	1,781,052
Tessera Technologies, Inc. (NON)	39,000	811,200
		3,719,424

Software (7.3%)
Adobe Systems, Inc. (NON)	189,175	6,732,738
Autodesk, Inc. (NON)	120,633	3,797,527
BEA Systems, Inc. (NON) (S)	145,900	2,793,985
BMC Software, Inc. (NON)	277,600	9,027,552
Cadence Design Systems, Inc. (NON) (S)	61,992	662,075
Informatica Corp. (NON)	116,600	1,989,196
JDA Software Group, Inc. (NON)	52,500	958,125
Microsoft Corp. (S)	1,124,041	31,900,284
Oracle Corp. (NON)	253,700	4,962,372
		62,823,854

Technology Services (3.9%)
Accenture, Ltd. Class A (Bermuda)	291,536	10,253,321
Blue Coat Systems, Inc. (NON) (S)	62,700	1,381,908
DST Systems, Inc. (NON) (S)	37,600	2,471,824
eBay, Inc. (NON)	160,400	4,786,336
Google, Inc. Class A (NON)	15,500	6,827,285
Ingram Micro, Inc. Class A (NON)	91,200	1,443,696
NetEase.com ADR (China) (NON) (S)	77,400	1,486,854
Salesforce.com, Inc. (NON)	31,600	1,828,692
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	46,200	1,344,420
VeriSign, Inc. (NON)	41,900	1,392,756

		33,217,092

Telecommunications (1.2%)
Brightpoint, Inc. (NON)	142,440	1,190,798
GeoEye, Inc. (NON) (S)	31,200	810,888
InterDigital, Inc. (NON) (S)	58,500	1,158,885
NeuStar, Inc. Class A (NON) (S)	101,756	2,694,499
NII Holdings, Inc. (NON)	35,700	1,134,546
Novatel Wireless, Inc. (NON)	102,400	991,232
Premiere Global Services, Inc. (NON)	145,400	2,085,036
		10,065,884

Textiles (1.5%)
NIKE, Inc. Class B	194,000	13,192,000

Tobacco (2.4%)
Altria Group, Inc.	179,740	3,990,228
Loews Corp. - Carolina Group	107,800	7,820,890
Philip Morris International, Inc. (NON)	179,740	9,091,249
		20,902,367

Waste Management (0.6%)
Republic Services, Inc.	92,611	2,707,947
Stericycle, Inc. (NON)	42,600	2,193,900
		4,901,847

Total common stocks (cost $887,679,880)		$854,805,873

SHORT-TERM INVESTMENTS (11.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$89,995,898	$89,879,955
Putnam Prime Money Market Fund (e)	4,350,177	4,350,177

Total short-term investments (cost $94,230,132)		$94,230,132

TOTAL INVESTMENTS

Total investments (cost $981,910,012) (b)		$949,036,005

NOTES

(a) Percentages indicated are based on net assets of $857,431,222.

(b) The aggregate identified cost on a tax basis is $983,037,750, resulting in gross unrealized appreciation and depreciation of $56,616,006 and $90,617,751, respectively, or net unrealized depreciation of $34,001,745.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $87,610,208. The fund received cash collateral of $89,879,955 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,410 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $30,612,691 and $26,262,514, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$859,156,050	$-

Level 2	89,879,955	-

Level 3	-	-

Total	$949,036,005	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Aerospace and Defense (1.1%)
Lockheed Martin Corp.	45,268	$4,495,112

Airlines (0.6%)
AMR Corp. (NON)	263,000	2,372,260

Automotive (2.7%)
Ford Motor Co. (NON) (S)	1,225,900	7,012,148
Harley-Davidson, Inc. (S)	120,700	4,526,250
		11,538,398

Banking (4.2%)
Bank of America Corp.	329,500	12,491,345
PNC Financial Services Group	76,600	5,022,662
		17,514,007

Beverage (1.7%)
Pepsi Bottling Group, Inc. (The)	205,200	6,958,332

Building Materials (0.6%)
Masco Corp.	120,600	2,391,498

Chemicals (2.8%)
Huntsman Corp.	105,200	2,477,460
Rohm & Haas Co. (S)	170,829	9,238,432
		11,715,892

Computers (1.3%)
Dell, Inc. (NON)	99,000	1,972,080
Hewlett-Packard Co.	73,300	3,346,878
		5,318,958

Conglomerates (2.7%)
Honeywell International, Inc.	60,200	3,396,484
Textron, Inc.	75,900	4,206,378
Tyco International, Ltd. (Bermuda)	85,925	3,784,996
		11,387,858

Consumer Finance (3.3%)
Capital One Financial Corp.	201,300	9,907,986
Countrywide Financial Corp.	702,697	3,864,834
		13,772,820

Consumer Goods (1.6%)
Clorox Co.	118,348	6,703,231

Consumer Services (1.0%)
Service Corporation International	429,700	4,357,158

Containers (0.9%)
Crown Holdings, Inc. (NON)	145,800	3,668,328

Electric Utilities (6.3%)
Edison International	180,400	8,843,208
FirstEnergy Corp.	66,600	4,570,092
PG&E Corp.	230,970	8,504,315
Sierra Pacific Resources	350,231	4,423,418
		26,341,033

Electrical Equipment (1.0%)
WESCO International, Inc. (NON)	113,200	4,130,668

Electronics (1.7%)
Avnet, Inc. (NON) (S)	97,800	3,200,994
Tyco Electronics, Ltd. (Bermuda)	109,825	3,769,194
		6,970,188

Energy (1.0%)
Global Industries, Ltd. (NON)	253,500	4,078,815

Financial (5.0%)
Freddie Mac	220,800	5,590,656
JPMorgan Chase & Co.	302,700	13,000,965
MGIC Investment Corp.	41,394	435,879
PMI Group, Inc. (The)	159,086	925,881
Radian Group, Inc.	172,222	1,131,499
		21,084,880

Health Care Services (2.5%)
McKesson Corp.	77,800	4,074,386
UnitedHealth Group, Inc.	124,500	4,277,820
WellPoint, Inc. (NON)	53,400	2,356,542
		10,708,748

Homebuilding (0.7%)
Lennar Corp. (S)	165,700	3,116,817

Household Furniture and Appliances (1.4%)
Whirlpool Corp. (S)	66,800	5,796,904

Insurance (8.4%)
ACE, Ltd. (Bermuda)	114,000	6,276,840
Allstate Corp. (The)	142,300	6,838,938
Chubb Corp. (The)	262,328	12,979,989
Genworth Financial, Inc. Class A	407,500	9,225,800
		35,321,567

Investment Banking/Brokerage (3.6%)
Bear Stearns Cos., Inc. (The)	126,100	1,322,789
Lehman Brothers Holdings, Inc.	119,000	4,479,160
Morgan Stanley	202,200	9,240,540
		15,042,489

Lodging/Tourism (1.1%)
Carnival Corp. (S)	111,700	4,521,616

Machinery (1.1%)
Parker-Hannifin Corp.	69,300	4,800,411

Medical Technology (2.0%)
Boston Scientific Corp. (NON)	194,800	2,507,076
Covidien, Ltd.	133,125	5,890,781
		8,397,857

Metals (3.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	74,400	7,158,768
Nucor Corp.	110,500	7,485,270
		14,644,038

Oil & Gas (13.2%)
BP PLC ADR (United Kingdom) (S)	73,300	4,445,645
ConocoPhillips	143,300	10,920,893
Exxon Mobil Corp.	223,300	18,886,714
Marathon Oil Corp.	187,900	8,568,240
Occidental Petroleum Corp.	105,700	7,734,069
Valero Energy Corp.	99,900	4,906,089
		55,461,650

Pharmaceuticals (3.1%)
Pfizer, Inc.	504,100	10,550,813
Watson Pharmaceuticals, Inc. (NON)	91,300	2,676,916
		13,227,729

Photography/Imaging (0.5%)
Xerox Corp.	153,300	2,294,901

Publishing (0.2%)
Idearc, Inc. (S)	232,590	846,628

Railroads (1.1%)
Norfolk Southern Corp.	88,500	4,807,320

Regional Bells (3.2%)
Verizon Communications, Inc.	364,700	13,293,315

Retail (6.8%)
Best Buy Co., Inc. (S)	77,400	3,209,004
Big Lots, Inc. (NON)	321,141	7,161,444
Home Depot, Inc. (The) (S)	228,500	6,391,145
JC Penney Co., Inc. (Holding Co.)	54,000	2,036,340
Staples, Inc.	254,000	5,615,940
Supervalu, Inc.	131,500	3,942,370
		28,356,243

Schools (0.8%)
Career Education Corp. (NON) (S)	280,688	3,570,351

Telecommunications (1.0%)
Embarq Corp.	45,610	1,828,961
Sprint Nextel Corp.	380,700	2,546,883
		4,375,844

Tobacco (2.6%)
Altria Group, Inc.	149,000	3,307,800
Philip Morris International, Inc. (NON)	149,000	7,536,420
		10,844,220

Toys (1.0%)
Mattel, Inc.	217,000	4,318,300

Waste Management (1.1%)
Waste Management, Inc.	137,000	4,597,720

Total common stocks (cost $433,945,823)		$413,144,104

CONVERTIBLE BONDS AND NOTES (0.8%)(a) (cost $3,340,771)

	Principal amount	Value

MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	$3,397,000	$3,318,444

CONVERTIBLE PREFERRED STOCKS (0.4%)(a) (cost $1,791,616)
	Shares	Value

Ambac Financial Group, Inc. $4.75 cv. pfd.	35,050	$1,511,006

SHORT-TERM INVESTMENTS (5.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$21,521,567	$21,493,841
Putnam Prime Money Market Fund (e)	534,890	534,890

Total short-term investments (cost $22,028,731)		$22,028,731

TOTAL INVESTMENTS

Total investments (cost $461,106,941) (b)		$440,002,285

NOTES

(a) Percentages indicated are based on net assets of $419,950,066 .

(b) The aggregate identified cost on a tax basis is $465,539,745, resulting in gross unrealized appreciation and depreciation of $68,036,170 and $93,573,630, respectively, or net unrealized depreciation of $25,537,460.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $20,910,446. The fund received cash collateral of $21,493,841, which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,388 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $35,045,005 and $34,510,115, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$413,678,994	$-

Level 2	26,323,291	-

Level 3	-	-

Total	$440,002,285	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (92.6%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
FTD Group, Inc.	45,829	$615,025

Aerospace and Defense (4.0%)
Alliant Techsystems, Inc. (NON) (S)	6,500	672,945
Curtiss-Wright Corp.	6,300	261,324
Goodrich Corp.	10,100	580,851
L-3 Communications Holdings, Inc.	8,200	896,588
		2,411,708

Agriculture (0.9%)
Andersons, Inc. (The) (S)	12,100	539,781

Automotive (1.5%)
AutoZone, Inc. (NON)	4,900	557,767
BorgWarner, Inc.	8,500	365,755
		923,522

Biotechnology (1.9%)
Amylin Pharmaceuticals, Inc. (NON)	12,600	368,046
Applera Corp. - Applied Biosystems Group (S)	13,100	430,466
Medicines Co. (NON)	16,900	341,380
		1,139,892

Building Materials (1.2%)
Sherwin-Williams Co. (The)	8,400	428,736
Stanley Works (The)	6,800	323,816
		752,552

Cable Television (1.3%)
Liberty Global, Inc. Class A (NON)	22,300	759,984

Chemicals (1.4%)
Fertilizantes Fosfatados SA (Preference) (Brazil)	6,400	300,608
Sigma-Adrich Corp.	5,100	304,215
Terra Industries, Inc. (NON) (S)	6,500	230,945
		835,768

Coal (2.1%)
CONSOL Energy, Inc.	6,500	449,735
Massey Energy Co.	12,600	459,900
Patriot Coal Corp. (NON)	7,200	338,184
		1,247,819

Commercial and Consumer Services (1.1%)
Equifax, Inc.	10,900	375,832
Morningstar, Inc. (NON)	4,300	263,805
		639,637

Communications Equipment (1.7%)
F5 Networks, Inc. (NON)	18,400	334,328
Foundry Networks, Inc. (NON)	19,200	222,336
Harris Corp.	10,068	488,600
		1,045,264

Computers (4.0%)
ANSYS, Inc. (NON) (S)	9,384	323,936
Electronics for Imaging, Inc. (NON)	9,740	145,321
Jack Henry & Associates, Inc.	15,600	384,852
National Instruments Corp.	14,500	379,030
NCR Corp. (NON)	21,800	497,694
Nuance Communications, Inc. (NON)	21,000	365,610
Solera Holdings, Inc. (NON)	11,200	272,832
		2,369,275

Construction (1.1%)
Chicago Bridge & Iron Co., NV (Netherlands)	16,200	635,688

Consumer Goods (0.4%)
Blyth Industries, Inc.	13,200	260,304

Electric Utilities (0.8%)
PNM Resources, Inc.	38,300	477,601

Electrical Equipment (0.5%)
Molex, Inc.	11,700	270,972

Electronics (3.2%)

Altera Corp.	25,400	468,122
Amphenol Corp. Class A	8,700	324,075
Analog Devices, Inc.	10,300	304,056
General Cable Corp. (NON)	3,700	218,559
Trimble Navigation, Ltd. (NON)	6,600	188,694
Xilinx, Inc.	16,700	396,625
		1,900,131

Energy (7.4%)
BJ Services Co. (S)	13,600	387,736
Cameron International Corp. (NON)	20,700	861,948
Core Laboratories NV (Netherlands) (NON)	4,000	477,200
Dril-Quip, Inc. (NON)	9,700	450,759
FMC Technologies, Inc. (NON)	14,600	830,594
Hercules Offshore, Inc. (NON) (S)	25,700	645,584
Oceaneering International, Inc. (NON)	4,800	302,400
Smith International, Inc.	7,200	462,456
		4,418,677

Energy (Other) (0.7%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	8,801	435,738

Engineering & Construction (3.2%)
KBR, Inc.	23,800	659,974
McDermott International, Inc. (NON)	22,700	1,244,414
		1,904,388

Environmental (1.9%)
Foster Wheeler, Ltd. (NON)	20,200	1,143,724

Financial (1.6%)
Intercontinental Exchange, Inc. (NON)	3,500	456,750
Nasdaq OMX Group, Inc. (The) (NON)	12,740	492,528
		949,278

Food (1.1%)
Bunge, Ltd.	2,600	225,888
Cal-Maine Foods, Inc. (S)	6,000	200,280
Cosan, Ltd. Class A (Brazil) (NON)	19,500	240,240
		666,408

Forest Products and Packaging (1.1%)
Plum Creek Timber Company, Inc. (R)	15,800	643,060

Health Care Services (8.1%)
Amedisys, Inc. (NON) (S)	11,500	452,410
AmerisourceBergen Corp.	5,600	229,488
Cerner Corp. (NON)	9,200	342,976
Charles River Laboratories International, Inc. (NON)	9,700	571,718
DaVita, Inc. (NON)	15,400	735,504
Health Net, Inc. (NON)	6,300	194,040
Henry Schein, Inc. (NON)	5,500	315,700
IMS Health, Inc.	22,200	466,422
Laboratory Corp. of America Holdings (NON)	10,800	795,744
Lincare Holdings, Inc. (NON)	16,100	452,571
Pediatrix Medical Group, Inc. (NON)	4,800	323,520
		4,880,093

Machinery (1.7%)
AGCO Corp. (NON)	17,400	1,041,912

Manufacturing (0.6%)
Mettler-Toledo International, Inc. (NON)	3,400	330,208

Medical Technology (6.8%)
C.R. Bard, Inc.	10,300	992,920
Cepheid, Inc. (NON)	6,400	156,096
DENTSPLY International, Inc.	20,600	795,160
Kinetic Concepts, Inc. (NON)	11,690	540,429
PerkinElmer, Inc.	15,600	378,300
Varian Medical Systems, Inc. (NON)	10,700	501,188
Waters Corp. (NON)	7,800	434,460
West Pharmaceutical Services, Inc.	6,800	300,764
		4,099,317

Metals (7.3%)
AK Steel Holding Corp.	9,900	538,758
Cia de Minas Buenaventura SA ADR (Peru)	4,000	274,000
FNX Mining Co., Inc. (Canada) (NON)	10,000	280,226
Franco-Nevada Corp. (Canada) (NON)	15,300	301,357
Ivanhoe Mines Ltd. (Canada) (NON) (S)	38,400	396,288
PAN American Silver Corp. (Canada) (NON)	12,100	464,277
Southern Copper Corp. (S)	7,000	726,810
Steel Dynamics, Inc.	29,408	971,640
Yamana Gold, Inc. (Canada)	30,000	438,600
		4,391,956

Natural Gas Utilities (2.0%)
Equitable Resources, Inc.			14,200	836,380
Questar Corp.			5,900	333,704
				1,170,084

Oil & Gas (5.0%)
Chesapeake Energy Corp. (S)			11,000	507,650
Denbury Resources, Inc. (NON)			24,100	688,055
Helmerich & Payne, Inc.			11,100	520,257
Nabors Industries, Ltd. (Bermuda) (NON)			6,400	216,128
Patterson-UTI Energy, Inc.			12,442	325,732
Southwestern Energy Co. (NON)			21,900	737,811
				2,995,633

Pharmaceuticals (2.5%)
Cephalon, Inc. (NON)			13,300	856,520
Endo Pharmaceuticals Holdings, Inc. (NON)			7,700	184,338
Watson Pharmaceuticals, Inc. (NON)			15,400	451,528
				1,492,386

Real Estate (1.0%)
Kimco Realty Corp. (R)			5,500	215,435
Ventas, Inc. (R)			9,200	413,172
				628,607

Restaurants (1.1%)
Burger King Holdings, Inc.			13,400	370,644
Jack in the Box, Inc. (NON)			11,700	314,379
				685,023

Retail (4.9%)
Abercrombie & Fitch Co. Class A			5,600	409,584
Advance Auto Parts, Inc.			13,400	456,270
Aeropostale, Inc. (NON) (S)			10,800	292,788
Brown Shoe Co., Inc.			19,300	290,851
Cash America International, Inc.			19,300	702,520
Childrens Place Retail Stores, Inc. (The) (NON) (S)			9,600	235,776
GOME Electrical Appliances Holdings, Ltd. (Hong Kong)			56,000	128,663
OfficeMax, Inc.			21,300	407,682
				2,924,134

Schools (0.4%)
Apollo Group, Inc. Class A (NON)			5,100	220,320

Software (3.3%)
Akamai Technologies, Inc. (NON)			7,400	208,384
Amdocs, Ltd. (Guernsey) (NON)			13,900	394,204
BMC Software, Inc. (NON)			11,800	383,736
Informatica Corp. (NON)			13,300	226,898
McAfee, Inc. (NON)			9,300	307,737
Red Hat, Inc. (NON)			24,300	446,877
				1,967,836

Technology (0.6%)
Affiliated Computer Services, Inc. Class A (NON)			7,400	370,814

Technology Services (0.6%)
Fiserv, Inc. (NON)			7,300	351,057

Telecommunications (0.5%)
NeuStar, Inc. Class A (NON)			11,600	307,168

Toys (0.6%)
Hasbro, Inc.			13,100	365,490

Transportation Services (0.5%)
Landstar Systems, Inc.			5,200	271,232

Total common stocks (cost $52,530,176)				$55,479,466

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Genting Berhad 144A (Malaysia)	1/20/10	$0.00001	147,902	$303,199
Gome Electrical Appliances Holdings 144A (Hong Kong)	2/19/09	0.01	123,000	282,584

Total warrants (cost $620,936)				$585,783

SHORT-TERM INVESTMENTS (14.9%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$5,082,022	$5,075,475
Putnam Prime Money Market Fund (e)			3,854,939	3,854,939

Total short-term investments (cost $8,930,414)	$8,930,414

TOTAL INVESTMENTS

Total investments (cost $62,081,526)(b)	$64,995,663

NOTES

(a) Percentages indicated are based on net assets of $59,890,622 .

(b) The aggregate identified cost on a tax basis is $62,140,010 resulting in gross unrealized appreciation and depreciation of $6,193,366 and $3,337,714, respectively, or net unrealized appreciation of $2,855,652.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $4,925,495. The fund received cash collateral of $5,075,475 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $20,049 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $10,699,879 and $9,474,536, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $585,783 have been designated as collateral for open structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$59,334,405	-

Level 2	$5,661,258	-

Level 3	-	-

Total	$64,995,663	-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Advertising and Marketing Services (1.5%)
Omnicom Group, Inc.	37,900	$1,674,422

Aerospace and Defense (3.7%)
BE Aerospace, Inc. (NON)	23,400	817,830
Boeing Co. (The)	25,600	1,903,872
Lockheed Martin Corp.	14,300	1,419,990
		4,141,692

Airlines (0.3%)
AMR Corp. (NON)	33,200	299,464

Banking (3.9%)
Bank of America Corp. (SEG)	69,900	2,649,909
Wells Fargo & Co.	57,700	1,679,070
		4,328,979

Beverage (0.8%)
PepsiCo, Inc.	11,600	837,520

Biotechnology (1.9%)
Amgen, Inc. (NON)	26,200	1,094,636
Genzyme Corp. (NON)	12,900	961,566
		2,056,202

Chemicals (0.8%)
Celanese Corp. Ser. A	23,500	917,675

Commercial and Consumer Services (1.8%)
Alliance Data Systems Corp. (NON)	9,700	460,847
Dun & Bradstreet Corp. (The)	15,300	1,245,114
Visa, Inc. Class A (NON)	5,010	312,424
		2,018,385

Communications Equipment (3.0%)
Cisco Systems, Inc. (NON)	92,000	2,216,280
Corning, Inc.	47,700	1,146,708
		3,362,988

Computers (3.5%)
Apple Computer, Inc. (NON)	14,800	2,123,800
Hewlett-Packard Co.	37,700	1,721,382
		3,845,182

Conglomerates (1.5%)
Danaher Corp.	18,600	1,414,158
Honeywell International, Inc.	4,900	276,458
		1,690,616

Consumer Finance (2.6%)
Capital One Financial Corp.	45,300	2,229,666
Countrywide Financial Corp.	114,700	630,850
		2,860,516

Consumer Goods (5.1%)
Clorox Co.	20,500	1,161,120
Energizer Holdings, Inc. (NON)	11,500	1,040,520
Newell Rubbermaid, Inc.	42,300	967,401
Procter & Gamble Co. (The)	36,600	2,564,562
		5,733,603

Consumer Services (0.9%)
Liberty Media Holding Corp. - Interactive Class A (NON)	61,900	999,066

Electric Utilities (4.0%)
Edison International	19,285	945,351
Entergy Corp.	10,200	1,112,616
Exelon Corp.	19,800	1,609,146
PG&E Corp.	20,700	762,174
		4,429,287

Electronics (3.0%)
Intel Corp.	104,800	2,219,664
Texas Instruments, Inc. (S)	40,600	1,147,762
		3,367,426

Energy (1.4%)
Global Industries, Ltd. (NON)	46,400	746,576
National-Oilwell Varco, Inc. (NON)	14,100	823,158
		1,569,734

Health Care Services (3.1%)
AmerisourceBergen Corp.	10,000	409,800
Cardinal Health, Inc.	11,500	603,865
CIGNA Corp.	13,300	539,581
Health Management Associates, Inc. Class A (NON)	56,000	296,240
Laboratory Corp. of America Holdings (NON)	7,400	545,232
Quest Diagnostics, Inc.	13,100	593,037
WellPoint, Inc. (NON)	10,900	481,017
		3,468,772

Insurance (5.4%)
Allstate Corp. (The)	17,400	836,244
American International Group, Inc.	71,000	3,070,750
Genworth Financial, Inc. Class A	35,400	801,456
Loews Corp.	22,100	888,862
XL Capital, Ltd. Class A (Bermuda)	15,300	452,115
		6,049,427

Investment Banking/Brokerage (3.1%)
BlackRock, Inc.	4,800	980,064
Franklin Resources, Inc.	3,800	368,562
Goldman Sachs Group, Inc. (The)	12,900	2,133,531
		3,482,157

Lodging/Tourism (1.8%)
Las Vegas Sands Corp. (NON)	7,700	567,028
Wyndham Worldwide Corp.	70,500	1,457,940
		2,024,968

Machinery (3.4%)
Caterpillar, Inc.	22,700	1,777,183
Deere (John) & Co.	4,400	353,936
Terex Corp. (NON)	26,900	1,681,250
		3,812,369

Manufacturing (1.2%)
Illinois Tool Works, Inc. (S)	28,000	1,350,440

Media (0.4%)
Walt Disney Co. (The)	13,000	407,940

Medical Technology (4.9%)
Boston Scientific Corp. (NON)	70,800	911,196
Covidien, Ltd.	19,425	859,556
Hospira, Inc. (NON)	17,200	735,644
Medtronic, Inc.	23,000	1,112,510
St. Jude Medical, Inc. (NON)	20,000	863,800
Zimmer Holdings, Inc. (NON)	12,100	942,106
		5,424,812

Metals (3.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	11,000	1,058,420
Nucor Corp.	25,000	1,693,500
United States Steel Corp. (S)	9,400	1,192,578
		3,944,498

Oil & Gas (11.8%)
Apache Corp.	17,800	2,150,596
BP PLC ADR (United Kingdom)	17,700	1,073,505
ConocoPhillips	36,000	2,743,560
Devon Energy Corp.	19,700	2,055,301
Marathon Oil Corp.	44,800	2,042,880
Total SA ADR (France)	28,200	2,087,082
Valero Energy Corp.	20,500	1,006,755
		13,159,679

Pharmaceuticals (1.0%)
Barr Pharmaceuticals, Inc. (NON)	12,300	594,213
Mylan Laboratories, Inc. (S)	47,700	553,320
		1,147,533

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	26,500	573,460
General Growth Properties, Inc. (R)	19,800	755,766
		1,329,226

Regional Bells (2.3%)
Verizon Communications, Inc.	71,300	2,598,885

Restaurants (0.7%)
Yum! Brands, Inc.	20,000	744,200

Retail (5.7%)
Best Buy Co., Inc. (S)	16,300	675,798
Costco Wholesale Corp.	17,400	1,130,478
JC Penney Co., Inc. (Holding Co.)	13,400	505,314
Lowe's Cos., Inc.	43,800	1,004,772
Nordstrom, Inc.	32,900	1,072,540
Staples, Inc.	57,800	1,277,958
TJX Cos., Inc. (The) (S)	19,100	631,637

		6,298,497

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	9,400	406,080
Career Education Corp. (NON)	32,200	409,584
		815,664

Semiconductor (0.5%)
KLA-Tencor Corp.	14,600	541,660

Software (3.4%)
Activision, Inc. (NON)	16,100	439,691
Adobe Systems, Inc. (NON)	34,500	1,227,855
Parametric Technology Corp. (NON)	41,700	666,366
Symantec Corp. (NON)	56,100	932,382
VMware, Inc. Class A (NON) (S)	11,100	475,302
		3,741,596

Technology (0.7%)
Affiliated Computer Services, Inc. Class A (NON)	16,400	821,804

Technology Services (1.3%)
eBay, Inc. (NON)	33,200	990,688
Iron Mountain, Inc. (NON)	15,500	409,820
		1,400,508

Telecommunications (1.0%)
NII Holdings, Inc. (NON)	6,300	200,214
Sprint Nextel Corp.	129,100	863,679
		1,063,893

Tobacco (1.3%)
Altria Group, Inc.	20,100	446,220
Philip Morris International, Inc. (NON)	20,100	1,016,658
		1,462,878

Trucks & Parts (0.7%)
WABCO Holdings, Inc.	16,900	770,978

Total common stocks (cost $121,832,710)		$109,995,141

SHORT-TERM INVESTMENTS (4.8%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	1,156,502	$1,156,502
Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$4,217,324	4,211,891

Total short-term investments (cost $5,368,393)		$5,368,393

TOTAL INVESTMENTS

Total investments (cost $127,201,103) (b)		$115,363,534

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $307,995) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$312,473	$307,995	6/18/08	$4,478

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $3,672,366) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$1,239,054	$1,239,082	6/18/08	$28
Euro	2,524,634	2,433,284	6/18/08	(91,350)

Total				$(91,322)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	5	$ 1,655,000	Jun-08	$ (27,769)

NOTES

(a) Percentages indicated are based on net assets of $111,351,212.

(b) The aggregate identified cost on a tax basis is $127,729,475, resulting in gross unrealized appreciation and depreciation of $7,004,164 and $19,370,105, respectively, or net unrealized depreciation of $12,365,941.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $4,121,356. The fund received cash collateral of $4,211,891 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $19,503 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $9,181,551 and $10,568,569, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $1,741,845 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$111,151,643	$(27,769)

Level 2	$4,211,891	$(86,844)

Level 3	$-	$-

Total	$115,363,534	$(114,613)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
Nu Skin Enterprises, Inc. Class A	221,711	$3,995,232

Aerospace and Defense (2.0%)
DRS Technologies, Inc. (S)	67,200	3,916,416
Innovative Solutions & Support, Inc. (NON) (S)	186,400	1,970,248
Kaman Corp.	7,229	204,508
Teledyne Technologies, Inc. (NON)	45,000	2,115,000
		8,206,172

Airlines (0.8%)
SkyWest, Inc.	146,200	3,087,744

Automotive (2.0%)
American Axle & Manufacturing Holdings, Inc. (S)	109,900	2,252,950
ArvinMeritor, Inc. (S)	197,400	2,469,474
Snap-On, Inc.	67,700	3,442,545
		8,164,969

Banking (6.3%)
BancTec, Inc. 144A (NON)	456,900	2,284,500
BankUnited Financial Corp. Class A	156,300	783,063
City Holding Co.	76,400	3,048,360
Colonial Bancgroup, Inc.	193,000	1,858,590
Columbia Banking Systems, Inc.	86,600	1,938,108
East West Bancorp, Inc.	83,300	1,478,575
Hanmi Financial Corp.	237,200	1,752,908
PFF Bancorp, Inc.	280,900	2,337,088
Provident Bankshares Corp.	162,900	1,749,546
Renasant Corp. (S)	148,208	3,334,680
Sterling Bancshares, Inc.	259,450	2,578,933
Webster Financial Corp.	73,800	2,056,806
		25,201,157

Building Materials (3.5%)
Comfort Systems USA, Inc.	313,200	4,074,732
Interface, Inc. Class A	225,600	3,169,680
Lennox International, Inc.	103,512	3,723,327
Quanex Corp. (S)	56,300	2,912,962
		13,880,701

Chemicals (3.0%)
Airgas, Inc. (S)	63,600	2,891,892
Olin Corp.	152,200	3,007,472
Omnova Solutions, Inc. (NON)	475,200	1,896,048
RPM, Inc.	120,100	2,514,894
Spartech Corp.	195,300	1,650,285
		11,960,591

Commercial and Consumer Services (1.7%)
Advance America Cash Advance Centers, Inc.	127,600	963,380
EZCORP, Inc. Class A (NON)	260,037	3,201,055
Maximus, Inc.	72,500	2,661,475
		6,825,910

Communications Equipment (1.9%)
Arris Group, Inc. (NON)	460,200	2,678,364
Belden CDT, Inc. (S)	77,100	2,723,172
Netgear, Inc. (NON)	118,400	2,362,080
		7,763,616

Computers (2.9%)
Agilysys, Inc.	111,017	1,287,797
Emulex Corp. (NON)	178,300	2,895,592
Monotype Imaging Holdings, Inc. (NON) (S)	187,106	2,827,172
Oplink Communications, Inc. (NON)	176,200	1,562,892
Smart Modular Technologies WWH, Inc. (NON)	486,800	3,023,028
		11,596,481

Consumer Finance (0.7%)
Capital Trust, Inc. Class A (R)	98,249	2,647,811

Consumer Goods (0.8%)
Prestige Brands Holdings, Inc. (NON)	392,000	3,206,560

Consumer Services (0.6%)
Stamps.com, Inc. (NON)	248,800	2,552,688

Distribution (1.2%)

Spartan Stores, Inc.	229,200	4,778,820

Electric Utilities (2.9%)
Black Hills Corp.	70,192	2,511,470
UIL Holdings Corp.	92,600	2,790,038
UniSource Energy Corp.	111,900	2,490,894
Westar Energy, Inc.	169,300	3,854,961
		11,647,363

Electrical Equipment (0.6%)
WESCO International, Inc. (NON)	69,800	2,547,002

Electronics (4.5%)
Avnet, Inc. (NON)	86,497	2,831,047
Benchmark Electronics, Inc. (NON) (S)	173,365	3,111,902
General Cable Corp. (NON)	52,463	3,098,989
Park Electrochemical Corp.	119,356	3,085,353
Technitrol, Inc.	143,300	3,314,529
TTM Technologies, Inc. (NON)	233,600	2,644,352
		18,086,172

Energy (2.1%)
GulfMark Offshore, Inc. (NON)	71,300	3,901,536
Tidewater, Inc.	84,000	4,629,240
		8,530,776

Financial (1.0%)
Advanta Corp. Class B	305,000	2,144,150
Financial Federal Corp.	90,100	1,965,081
		4,109,231

Food (2.7%)
Chiquita Brands International, Inc. (NON)	154,200	3,563,562
Ruddick Corp.	127,000	4,681,220
Weiss Markets, Inc.	78,300	2,699,001
		10,943,783

Forest Products and Packaging (2.0%)
Grief, Inc. Class A	52,400	3,559,532
Universal Forest Products, Inc.	56,400	1,816,080
Wausau Paper Corp.	315,700	2,607,682
		7,983,294

Health Care Services (2.3%)
AMERIGROUP Corp. (NON)	39,000	1,065,870
AMN Healthcare Services, Inc. (NON)	197,300	3,042,366
Healthspring, Inc. (NON)	254,270	3,580,122
Hooper Holmes, Inc. (NON)	1,008,400	655,460
Pediatrix Medical Group, Inc. (NON)	11,800	795,320
		9,139,138

Household Furniture and Appliances (0.4%)
Tempur-Pedic International, Inc. (S)	155,919	1,715,109

Insurance (9.3%)
American Equity Investment Life Holding Co.	514,500	4,774,560
FBL Financial Group, Inc. Class A	90,705	2,584,185
Infinity Property & Casualty Corp.	65,100	2,708,160
Landamerica Financial Group, Inc.	49,200	1,941,924
Navigators Group, Inc. (NON)	58,300	3,171,520
Philadelphia Consolidated Holding Corp. (NON)	78,300	2,521,260
Phoenix Companies, Inc. (The)	280,000	3,418,800
Presidential Life Corp.	186,530	3,253,083
Safety Insurance Group, Inc.	106,100	3,621,193
Selective Insurance Group	179,652	4,290,090
State Auto Financial Corp.	89,846	2,617,214
Zenith National Insurance Corp.	64,150	2,300,419
		37,202,408

Investment Banking/Brokerage (1.2%)
SWS Group, Inc.	201,000	2,458,230
TradeStation Group, Inc. (NON)	285,600	2,433,312
		4,891,542

Leisure (0.4%)
Arctic Cat, Inc. (S)	213,076	1,553,324

Machinery (1.2%)
Applied Industrial Technologies, Inc. (S)	80,500	2,406,145
Imation Corp.	100,700	2,289,918
		4,696,063

Manufacturing (1.2%)
EnPro Industries, Inc. (NON)	84,100	2,623,079
Knoll, Inc.	201,800	2,328,772
		4,951,851

Media (0.4%)
Journal Communications, Inc. Class A	238,900	1,763,082

Medical Technology (2.8%)
Cutera, Inc. (NON)	219,280	2,953,702
Datascope Corp.	40,000	1,657,200
Hanger Orthopedic Group, Inc. (NON)	84,561	911,568
PSS World Medical, Inc. (NON) (S)	159,400	2,655,604
Vital Signs, Inc.	57,820	2,928,583
		11,106,657

Metal Fabricators (1.0%)
Mueller Industries, Inc.	87,300	2,518,605
USEC, Inc. (NON) (S)	394,510	1,459,687
		3,978,292

Metals (1.5%)
Haynes International, Inc. (NON)	47,700	2,617,776
Steel Dynamics, Inc.	103,600	3,422,944
		6,040,720

Natural Gas Utilities (3.4%)
Energen Corp.	64,400	4,012,120
Laclede Group, Inc. (The)	110,200	3,926,426
Southwest Gas Corp.	142,100	3,973,116
WGL Holdings, Inc.	53,200	1,705,592
		13,617,254

Office Equipment & Supplies (0.7%)
Ennis Inc.	171,400	2,876,092

Oil & Gas (4.4%)
Alon USA Energy, Inc. (S)	143,800	2,187,198
Cabot Oil & Gas Corp. Class A	62,100	3,157,164
Delek US Holdings, Inc.	131,600	1,667,372
Energy Partners, Ltd. (NON)	221,900	2,101,393
St. Mary Land & Exploration Co. (S)	113,060	4,352,810
Swift Energy Co. (NON)	91,800	4,130,082
		17,596,019

Pharmaceuticals (1.3%)
Owens & Minor, Inc. (S)	46,900	1,845,046
Sciele Pharma, Inc. (NON) (S)	180,900	3,527,550
		5,372,596

Publishing (0.4%)
GateHouse Media, Inc. (S)	262,220	1,531,365

Real Estate (6.1%)
Arbor Realty Trust, Inc (R)	195,400	2,946,632
Deerfield Capital Corp. (R) (S)	324,200	457,122
DiamondRock Hospitality Co. (R)	171,670	2,175,059
Entertainment Properties Trust (R)	68,762	3,392,029
Getty Realty Corp. (R)	138,600	2,207,898
Gramercy Capital Corp. (R)	124,400	2,603,692
Hersha Hospitality Trust (R)	254,324	2,296,546
M/I Schottenstein Homes, Inc.	80,800	1,371,984
MFA Mortgage Investments, Inc. (R)	402,550	2,536,065
National Health Investors, Inc. (R)	32,430	1,013,438
NorthStar Realty Finance Corp. (R)	187,100	1,528,607
Pennsylvania Real Estate Investment Trust (R)	89,100	2,173,149
		24,702,221

Retail (4.0%)
Brown Shoe Co., Inc.	124,700	1,879,229
Cache, Inc. (NON)	167,350	1,889,382
Haverty Furniture Cos., Inc. (S)	218,900	2,329,096
Jos. A. Bank Clothiers, Inc. (NON) (S)	111,900	2,293,950
Nautilus, Inc. (S)	366,451	1,205,624
Skechers U.S.A., Inc. Class A (NON)	30,900	624,489
Stage Stores, Inc.	159,550	2,584,710
Wolverine World Wide, Inc.	105,050	3,047,501
		15,853,981

Semiconductor (2.5%)
Cohu, Inc.	128,100	2,081,625
GSI Group, Inc. (Canada) (NON)	280,776	2,184,437
Standard Microsystems Corp. (NON)	79,401	2,316,921
Ultra Clean Holdings, Inc. (NON)	188,955	1,851,759
Zoran Corp. (NON)	131,600	1,797,656
		10,232,398

Shipping (0.7%)
Arkansas Best Corp. (S)	88,200	2,810,052

Software (1.4%)
Chordiant Software, Inc. (NON)	409,700	2,470,491
Parametric Technology Corp. (NON)	184,700	2,951,506
		5,421,997

Staffing (1.5%)
Gevity HR, Inc.	409,958	3,550,236
MPS Group, Inc. (NON)	212,700	2,514,114
		6,064,350

Technology (0.8%)
CACI International, Inc. Class A (NON)	69,400	3,161,170

Technology Services (0.8%)
United Online, Inc.	316,900	3,346,464

Telecommunications (4.0%)
Alaska Communications Systems Group, Inc.	210,000	2,570,400
Brightpoint, Inc. (NON)	355,650	2,973,234
Centennial Communications Corp. (NON)	462,700	2,734,557
Earthlink, Inc. (NON)	356,786	2,693,734
Gilat Satellite Networks, Ltd. (Israel) (NON)	240,679	2,606,554
Novatel Wireless, Inc. (NON)	245,600	2,377,408
		15,955,887

Textiles (0.6%)
Phillips-Van Heusen Corp.	59,700	2,263,824

Total common stocks (cost $398,451,173)		$395,559,929

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	218,068	$2,368,218
MCG Capital Corp.	263,900	2,398,851
MCG Capital Corp. (Rights) (NON)	37,699	40,338

Total investment companies (cost $6,582,890)		$4,807,407

SHORT-TERM INVESTMENTS (10.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$41,389,619	$41,336,297
Putnam Prime Money Market Fund (e)	1,629,056	1,629,056

Total short-term investments (cost $42,965,353)		$42,965,353

TOTAL INVESTMENTS

Total investments (cost $447,999,416)(b)		$443,332,689

NOTES

(a) Percentages indicated are based on net assets of $401,932,150.

(b) The aggregate identified cost on a tax basis is $451,189,702, resulting in gross unrealized appreciation and depreciation of $68,820,579 and $76,677,592, respectively, or net unrealized depreciation of $7,857,013.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $39,720,321. The fund received cash collateral of $41,336,297 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,028 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $26,310,299 and $28,234,326, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$399,711,892	$-

Level 2	$43,620,797	$-

Level 3	$-	$-

Total	$443,332,689	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Cable Television (0.2%)
Comcast Corp. Class A	28,000	$541,520

Electric Utilities (63.9%)
Allegheny Energy, Inc.	24,900	1,257,450
Alliant Energy Corp.	62,958	2,204,160
American Electric Power Co., Inc.	45,500	1,894,165
CenterPoint Energy, Inc.	118,600	1,692,422
Chubu Electric Power, Inc. (Japan)	86,100	2,149,910
CMS Energy Corp.	431,367	5,840,709
Consolidated Edison, Inc. (S)	56,000	2,223,200
Constellation Energy Group, Inc.	88,214	7,786,650
Dominion Resources, Inc. (S)	273,646	11,175,703
DPL, Inc.	114,852	2,944,805
DTE Energy Co. (S)	88,100	3,426,209
Duke Energy Corp.	422,226	7,536,734
E. On AG (Germany)	29,306	5,423,361
Edison International	194,615	9,540,027
Electric Power Development Co. (Japan)	33,300	1,198,827
Electricite de France (France)	30,570	2,658,814
Enel SpA (Italy)	383,084	4,062,799
Entergy Corp.	135,814	14,814,591
Exelon Corp. (S)	327,615	26,625,271
FirstEnergy Corp.	156,435	10,734,570
FPL Group, Inc.	194,493	12,202,491
Iberdrola SA (Spain)	269,789	4,181,169
ITC Holdings Corp.	79,800	4,154,388
Northeast Utilities	151,225	3,711,062
NSTAR	38,600	1,174,598
PG&E Corp.	301,079	11,085,729
PNM Resources, Inc.	220,600	2,750,882
Progress Energy, Inc. (S)	71,632	2,987,054
Public Service Enterprise Group, Inc.	265,096	10,654,208
RWE AG (Germany)	32,876	4,039,759
SCANA Corp.	42,600	1,558,308
Sierra Pacific Resources	433,858	5,479,627
Southern Co. (The)	165,668	5,899,437
Suez SA (France)	93,739	6,149,820
Tohoku Electric Power Co., Inc. (Japan)	32,300	788,713
Wisconsin Energy Corp.	166,104	7,306,915
		209,314,537

Energy (Other) (0.5%)
Comverge, Inc. (NON) (S)	58,700	606,371
Covanta Holding Corp. (NON)	38,054	1,046,485
		1,652,856

Engineering & Construction (0.4%)
Bouygues SA (France)	22,388	1,421,790

Natural Gas Utilities (12.3%)
Energen Corp.	34,400	2,143,120
Equitable Resources, Inc.	137,877	8,120,955
MDU Resources Group, Inc.	103,244	2,534,640
NiSource, Inc.	85,700	1,477,468
Questar Corp.	94,068	5,320,486
Sempra Energy	151,071	8,049,063
Spectra Energy Corp.	153,213	3,485,596
Toho Gas Co., Ltd. (Japan)	168,000	808,664
Tokyo Gas Co., Ltd. (Japan)	537,000	2,170,187
Williams Cos., Inc. (The)	184,174	6,074,059

		40,184,238

Power Producers (5.2%)
AES Corp. (The) (NON)	432,507	7,209,892
Dynegy, Inc. Class A (NON)	258,542	2,039,896
Mirant Corp. (NON) (S)	85,900	3,125,901
NRG Energy, Inc. (NON) (S)	68,800	2,682,512
Ormat Technologies, Inc. (S)	49,100	2,111,791
		17,169,992

Regional Bells (4.8%)
AT&T, Inc.	220,900	8,460,470
Verizon Communications, Inc.	194,150	7,076,768
		15,537,238

Telecommunications (9.5%)
BT Group PLC (United Kingdom)	599,604	2,582,744
CenturyTel, Inc.	14,559	483,941
Digi.com Berhad (Malaysia)	256,800	1,959,937
France Telecom SA (France)	121,577	4,086,891
Koninklijke (Royal) KPN NV (Netherlands)	178,002	3,005,873
NTT DoCoMo, Inc. (Japan)	998	1,511,211
Sprint Nextel Corp.	224,500	1,501,905
StarHub, Ltd. (Singapore)	588,450	1,297,800
Swisscom AG (Switzerland)	2,479	849,255
Telefonica SA (Spain)	278,126	7,988,680
Telekom Austria AG (Austria)	61,887	1,278,501
Telus Corp. (Canada)	39,822	1,675,228
Vodafone Group PLC (United Kingdom)	996,750	2,982,171
		31,204,137

Telephone (0.4%)
Hellenic Telecommunication Organization (OTE) SA
(Greece)	42,620	1,209,387

Transportation Services (1.8%)
Asciano Group (Australia)	244,681	893,967
Deutsche Post AG (Germany)	68,400	2,088,811
Macquarie Airports (Australia)	527,874	1,557,375
Macquarie Infrastructure Group (Australia)	563,969	1,432,059
		5,972,212

Utilities & Power (1.0%)
Babcock & Brown Wind Partners (Australia)	857,301	1,205,910
EDF Energies Nouvelles SA (France)	14,903	912,337
Tenaga Nasional Berhad (Malaysia)	482,300	1,108,822
		3,227,069

Total common stocks (cost $219,691,956)		$327,434,976

SHORT-TERM INVESTMENTS (9.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$28,742,812	$28,705,782
Putnam Prime Money Market Fund (e)	971,044	971,044

Total short-term investments (cost $29,676,826)		$29,676,826

TOTAL INVESTMENTS

Total investments (cost $249,368,782) (b)		$357,111,802

NOTES

(a) Percentages indicated are based on net assets of $327,419,538.

(b) The aggregate identified cost on a tax basis is $249,735,006, resulting in gross unrealized appreciation and depreciation of $117,109,435 and $9,732,639, respectively, or net unrealized appreciation of $107,376,796.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $28,007,295. The fund received cash collateral of $28,705,782 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,239 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $32,584,949 and $34,545,417, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

Australia	1.5%
Canada	0.5
France	4.6
Germany	3.5
Italy	1.2
Japan	2.6
Malaysia	0.9
Netherlands	0.9
Spain	3.7
United Kingdom	1.7
United States	77.3
Other	1.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$328,406,020	$-

Level 2	$28,705,782	$-

Level 3	$-	$-

Total	$357,111,802	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (95.7%)(a)
	Shares	Value

Aerospace and Defense (3.9%)
Alliant Techsystems, Inc. (NON) (S)	15,500	$1,604,715
Goodrich Corp.	24,400	1,403,244
L-3 Communications Holdings, Inc.	41,200	4,504,808
Precision Castparts Corp.	27,600	2,817,408
		10,330,175

Automotive (1.2%)
AutoZone, Inc. (NON)	27,700	3,153,091

Basic Materials (0.2%)
Ceradyne, Inc. (NON)	17,315	553,387

Biotechnology (1.9%)
Applera Corp. - Applied Biosystems Group (S)	26,700	877,362
Genzyme Corp. (NON)	55,300	4,122,062
		4,999,424

Broadcasting (0.6%)
Discovery Holding Co. Class A (NON)	75,900	1,610,598

Building Materials (0.5%)
Sherwin-Williams Co. (The)	28,100	1,434,224

Cable Television (1.5%)
DISH Network Corp. Class A (NON)	49,800	1,430,754
Liberty Global, Inc. Class A (NON) (S)	73,300	2,498,064
		3,928,818

Chemicals (5.5%)
Albemarle Corp.	71,646	2,616,512
Celanese Corp. Ser. A	57,100	2,229,755
CF Industries Holdings, Inc.	35,300	3,657,786
Mosaic Co. (The) (NON) (S)	31,300	3,211,380
Sigma-Adrich Corp.	48,100	2,869,165
		14,584,598

Coal (1.5%)
Massey Energy Co.	71,144	2,596,756
Peabody Energy Corp. (S)	26,800	1,366,800
		3,963,556

Commercial and Consumer Services (2.2%)
Dun & Bradstreet Corp. (The)	18,400	1,497,392
Equifax, Inc.	75,200	2,592,896
Paychex, Inc.	46,700	1,599,942
		5,690,230

Communications Equipment (2.1%)
F5 Networks, Inc. (NON)	78,300	1,422,711
Harris Corp.	40,000	1,941,200
Juniper Networks, Inc. (NON)	91,600	2,290,000
		5,653,911

Computers (2.3%)
NCR Corp. (NON)	31,200	712,296
Seagate Technology (Cayman Islands)	179,900	3,767,106
Teradata Corp. (NON)	76,876	1,695,885
		6,175,287

Conglomerates (0.5%)
Textron, Inc.	22,100	1,224,782

Consumer Finance (1.2%)
Mastercard, Inc. Class A	13,600	3,032,664

Consumer Goods (1.1%)
Clorox Co.	31,213	1,767,904
Newell Rubbermaid, Inc.	54,300	1,241,841
		3,009,745

Electric Utilities (1.3%)
Edison International	55,300	2,710,806
PNM Resources, Inc.	55,600	693,332
		3,404,138

Electrical Equipment (0.3%)
Molex, Inc.	36,000	833,760

Electronics (4.0%)
Agilent Technologies, Inc. (NON) (S)	70,900	2,114,947
Altera Corp.	160,400	2,956,172
Amphenol Corp. Class A	36,100	1,344,725
Broadcom Corp. Class A (NON)	50,900	980,843
NVIDIA Corp. (NON)	99,300	1,965,147
Xilinx, Inc.	44,800	1,064,000
		10,425,834

Energy (8.0%)
BJ Services Co. (S)	59,500	1,696,345
Cameron International Corp. (NON)	130,400	5,429,856
Dresser-Rand Group, Inc. (NON)	31,200	959,400
FMC Technologies, Inc. (NON)	49,700	2,827,433
National-Oilwell Varco, Inc. (NON)	47,300	2,761,374
Noble Corp.	54,800	2,721,916
Smith International, Inc.	49,600	3,185,808
Weatherford International, Ltd. (NON)	18,900	1,369,683
		20,951,815

Energy (Other) (1.0%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	44,000	2,178,440
First Solar, Inc. (NON)	1,600	369,824
		2,548,264

Engineering & Construction (3.4%)
Fluor Corp.	27,500	3,881,900
McDermott International, Inc. (NON)	93,600	5,131,152
		9,013,052

Environmental (1.2%)
Foster Wheeler, Ltd. (NON)	57,800	3,272,636

Financial (1.9%)
Assurant, Inc.	35,400	2,154,444
Intercontinental Exchange, Inc. (NON)	22,800	2,975,400
		5,129,844

Health Care Services (5.1%)
AMERIGROUP Corp. (NON)	63,139	1,725,589
BioMarin Pharmaceuticals, Inc. (NON)	24,900	880,713
Charles River Laboratories International, Inc. (NON)	40,600	2,392,964
Coventry Health Care, Inc. (NON) (S)	12,500	504,375
Health Net, Inc. (NON)	23,300	717,640
Henry Schein, Inc. (NON)	30,500	1,750,700
Humana, Inc. (NON)	14,633	656,436
IMS Health, Inc.	50,500	1,061,005
Laboratory Corp. of America Holdings (NON)	33,900	2,497,752
Lincare Holdings, Inc. (NON)	43,500	1,222,785
		13,409,959

Homebuilding (0.3%)
NVR, Inc. (NON)	1,200	717,000

Investment Banking/Brokerage (1.2%)
Affiliated Managers Group (NON)	12,400	1,125,176
BlackRock, Inc.	5,100	1,041,318
T. Rowe Price Group, Inc.	20,800	1,040,000
		3,206,494

Machinery (1.5%)
AGCO Corp. (NON)	66,200	3,964,056

Manufacturing (0.8%)
Teleflex, Inc.	17,300	825,383
Thomas & Betts Corp. (NON)	32,700	1,189,299
		2,014,682

Medical Technology (5.8%)
C.R. Bard, Inc.	42,400	4,087,360
DENTSPLY International, Inc.	63,100	2,435,660
Edwards Lifesciences Corp. (NON)	26,400	1,176,120
Hologic, Inc. (NON) (S)	23,500	1,306,600
Kinetic Concepts, Inc. (NON) (S)	52,157	2,411,218
Varian Medical Systems, Inc. (NON)	32,000	1,498,880
Waters Corp. (NON)	41,600	2,317,120
		15,232,958

Metals (6.4%)
AK Steel Holding Corp.	55,200	3,003,984
Cleveland-Cliffs, Inc.	23,550	2,821,761
Kinross Gold Corp. (Canada)	68,200	1,507,902
Southern Copper Corp. (S)	30,600	3,177,198
United States Steel Corp.	34,100	4,326,267
Yamana Gold, Inc. (Canada)	129,116	1,887,676

		16,724,788

Natural Gas Utilities (1.8%)
Equitable Resources, Inc.	18,800	1,107,320
ONEOK, Inc.	32,000	1,428,160
Williams Cos., Inc. (The)	66,500	2,193,170
		4,728,650

Oil & Gas (5.4%)
Chesapeake Energy Corp. (S)	82,300	3,798,145
Frontier Oil Corp.	48,700	1,327,562
Noble Energy, Inc.	43,400	3,159,520
Patterson-UTI Energy, Inc.	37,700	986,986
Southwestern Energy Co. (NON)	89,800	3,025,362
Ultra Petroleum Corp. (NON)	24,300	1,883,250
		14,180,825

Pharmaceuticals (2.9%)
Cephalon, Inc. (NON)	32,300	2,080,120
Endo Pharmaceuticals Holdings, Inc. (NON)	55,800	1,335,852
Watson Pharmaceuticals, Inc. (NON)	121,300	3,556,516
XenoPort, Inc. (NON)	17,500	708,225
		7,680,713

Power Producers (0.5%)
AES Corp. (The) (NON)	39,600	660,132
Reliant Resources, Inc. (NON)	26,900	636,185
		1,296,317

Real Estate (0.8%)
General Growth Properties, Inc. (R)	52,500	2,003,925

Restaurants (2.5%)
Burger King Holdings, Inc.	49,900	1,380,234
Darden Restaurants, Inc.	66,300	2,158,065
Yum! Brands, Inc.	82,100	3,054,941
		6,593,240

Retail (3.2%)
Abercrombie & Fitch Co. Class A	22,300	1,631,022
Aeropostale, Inc. (NON) (S)	33,850	917,674
BJ's Wholesale Club, Inc. (NON) (S)	77,300	2,758,837
TJX Cos., Inc. (The) (S)	98,000	3,240,860
		8,548,393

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	30,500	1,317,600
Career Education Corp. (NON)	65,800	836,976
		2,154,576

Semiconductor (1.0%)
Linear Technology Corp.	81,900	2,513,511

Software (3.6%)
Autodesk, Inc. (NON)	62,800	1,976,944
BMC Software, Inc. (NON) (SEG)	69,819	2,270,514
Informatica Corp. (NON)	64,300	1,096,958
McAfee, Inc. (NON)	74,000	2,448,660
Red Hat, Inc. (NON) (S)	96,700	1,778,313
		9,571,389

Technology (0.5%)
Affiliated Computer Services, Inc. Class A (NON)	27,200	1,362,992

Technology Services (0.7%)
Fiserv, Inc. (NON)	39,200	1,885,128

Telecommunications (0.8%)
NeuStar, Inc. Class A (NON)	77,400	2,049,552

Textiles (0.7%)
Coach, Inc. (NON) (S)	37,500	1,130,625
Polo Ralph Lauren Corp.	13,300	775,257
		1,905,882

Tobacco (1.2%)
Loews Corp. - Carolina Group	42,900	3,112,395

Transportation Services (0.3%)
Landstar Systems, Inc.	16,700	871,072

Waste Management (0.6%)
Stericycle, Inc. (NON)	28,900	1,488,350

Total common stocks (cost $250,958,860)		$252,140,680

WARRANTS (0.6%)(a)(NON) (cost $1,868,779)
	Expiration date	Strike Price	Warrants	Value

Genting Berhad 144A (Malaysia)	1/20/10	-	809,005	$1,658,460

INVESTMENT COMPANIES (0.4%)(a) (cost $1,007,129)
			Shares	Value

Market Vectors Gold Miners ETF (Exchange-traded fund)			22,500	$1,074,150

SHORT-TERM INVESTMENTS (12.3%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			7,542,042	$7,542,042
Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$24,891,603	24,859,535

Total short-term investments (cost $32,401,577)				$32,401,577

TOTAL INVESTMENTS

Total investments (cost $286,236,345) (b)				$287,274,867

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	30	$1,074,300	Jun-08	$(18,699)
Russell 2000 Index Mini (Long)	36	2,484,000	Jun-08	(38,436)
S&P 500 Index (Long)	4	1,324,000	Jun-08	(32,815)
S&P Mid Cap 400 Index E-Mini (Long)	23	1,797,450	Jun-08	(26,732)

Total				$(116,682)

NOTES

(a) Percentages indicated are based on net assets of $263,355,963.

(b) The aggregate identified cost on a tax basis is $286,395,758, resulting in gross unrealized appreciation and depreciation of $21,242,167 and $20,363,058, respectively, or net unrealized appreciation of $879,109.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $24,334,349. The fund received cash collateral of $24,859,535 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $41,148 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $35,960,987 and $28,418,945, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $8,338,210 have been designated as collateral for structured notes and open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$260,756,872	$(116,682)

Level 2	$26,517,995	$ -

Level 3	$ -	$ -

Total	$287,274,867	$(116,682)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (91.1%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
Omnicom Group, Inc.	264,904	$11,703,459

Aerospace and Defense (6.4%)
Alliant Techsystems, Inc. (NON) (S)	68,200	7,060,746
Boeing Co. (The)	371,100	27,598,707
General Dynamics Corp.	116,600	9,720,942
L-3 Communications Holdings, Inc.	86,100	9,414,174
United Technologies Corp.	358,500	24,671,970
		78,466,539

Beverage (1.2%)
Pepsi Bottling Group, Inc. (The)	255,000	8,647,050
PepsiCo, Inc.	90,700	6,548,540
		15,195,590

Biotechnology (2.3%)
Amgen, Inc. (NON)	245,800	10,269,524
Biogen Idec, Inc. (NON)	145,300	8,963,557
Genzyme Corp. (NON)	123,400	9,198,236
		28,431,317

Chemicals (2.3%)
Celanese Corp. Ser. A	62,700	2,448,435
Monsanto Co.	101,200	11,283,800
Potash Corp. of Saskatchewan (Canada)	88,700	13,767,127
		27,499,362

Commercial and Consumer Services (1.8%)
Dun & Bradstreet Corp. (The)	123,211	10,026,911
Equifax, Inc.	261,500	9,016,520
Visa, Inc. Class A (NON)	54,830	3,419,199
		22,462,630

Communications Equipment (3.6%)
Cisco Systems, Inc. (NON)	1,842,200	44,378,598

Computers (5.3%)
Apple Computer, Inc. (NON) (SEG)	267,500	38,386,250
EMC Corp. (NON)	833,100	11,946,654
IBM Corp.	93,500	10,765,590
NetApp, Inc. (NON)	171,500	3,438,575
		64,537,069

Conglomerates (1.6%)
Danaher Corp.	120,400	9,154,012
Honeywell International, Inc.	109,100	6,155,422
Tyco International, Ltd. (Bermuda) (S)	89,700	3,951,285
		19,260,719

Consumer Finance (0.6%)
Mastercard, Inc. Class A	33,900	7,559,361

Consumer Goods (2.0%)
Procter & Gamble Co. (The)	283,900	19,892,873
Unilever NV (NY Shares) ADR (Netherlands)	123,900	4,179,147
		24,072,020

Electronics (5.4%)
Amphenol Corp. Class A	272,000	10,132,000
Intel Corp.	1,734,000	36,726,120
National Semiconductor Corp.	297,900	5,457,528
Texas Instruments, Inc. (S)	476,500	13,470,655
		65,786,303

Energy (2.6%)
Dresser-Rand Group, Inc. (NON)	136,500	4,197,375
ENSCO International, Inc. (S)	62,900	3,938,798
FMC Technologies, Inc. (NON)	73,300	4,170,037
Global Industries, Ltd. (NON)	137,300	2,209,157
Grant Prideco, Inc. (NON)	74,600	3,671,812
National-Oilwell Varco, Inc. (NON)	99,900	5,832,162
Pride International, Inc. (NON)	104,100	3,638,295
Tidewater, Inc. (S)	62,800	3,460,908
		31,118,544

Financial (0.4%)
Nasdaq OMX Group, Inc. (The) (NON)	110,800	4,283,528

Food (0.2%)
Sara Lee Corp.	197,100	2,755,458

Health Care Services (5.4%)
Aetna, Inc.	225,500	9,491,295
Express Scripts, Inc. (NON)	241,300	15,520,416
Humana, Inc. (NON) (S)	90,500	4,059,830
Medco Health Solutions, Inc. (NON)	337,800	14,792,262
UnitedHealth Group, Inc.	375,500	12,902,180
WellPoint, Inc. (NON)	203,400	8,976,042
		65,742,025

Insurance (0.5%)
Berkshire Hathaway, Inc. Class B (NON)	1,418	6,342,572

Investment Banking/Brokerage (3.2%)
BlackRock, Inc.	43,000	8,779,740
Blackstone Group, LP (The)	467,100	7,417,548
Goldman Sachs Group, Inc. (The)	86,100	14,240,079
T. Rowe Price Group, Inc.	168,500	8,425,000
		38,862,367

Machinery (3.8%)
AGCO Corp. (NON) (S)	66,100	3,958,068
Caterpillar, Inc. (S)	249,900	19,564,671
Joy Global, Inc. (S)	150,600	9,813,096
Parker-Hannifin Corp. (S)	97,700	6,767,679
Terex Corp. (NON)	103,700	6,481,250
		46,584,764

Manufacturing (0.6%)
Mettler-Toledo International, Inc. (NON)	71,100	6,905,232

Media (0.5%)
Walt Disney Co. (The)	180,600	5,667,228

Medical Technology (3.9%)
Becton, Dickinson and Co.	179,900	15,444,415
Medtronic, Inc.	419,000	20,267,030
St. Jude Medical, Inc. (NON)	281,500	12,157,985
		47,869,430

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	125,600	12,085,232

Oil & Gas (6.1%)
Chevron Corp.	120,800	10,311,488
ConocoPhillips	165,600	12,620,376
Devon Energy Corp.	60,200	6,280,666
Exxon Mobil Corp.	190,600	16,120,948
Occidental Petroleum Corp.	154,100	11,275,497
Sunoco, Inc.	101,500	5,325,705
Tesoro Corp.	104,400	3,132,000
Valero Energy Corp.	193,400	9,497,874
		74,564,554

Pharmaceuticals (5.4%)
Eli Lilly Co.	103,500	5,339,565
Forest Laboratories, Inc. (NON)	45,938	1,837,979
Johnson & Johnson	403,800	26,194,506
Merck & Co., Inc.	591,300	22,439,835
Schering-Plough Corp.	292,000	4,207,720
Wyeth (S)	127,200	5,311,872
		65,331,477

Power Producers (0.5%)
AES Corp. (The) (NON)	354,400	5,907,848

Publishing (0.8%)
McGraw-Hill Cos., Inc. (The) (S)	277,500	10,253,625

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	579,275	12,535,511
Jones Lang LaSalle, Inc.	22,999	1,778,743
		14,314,254

Restaurants (0.9%)
Yum! Brands, Inc.	300,800	11,192,768

Retail (5.9%)
Best Buy Co., Inc. (S)	286,600	11,882,436
Big Lots, Inc. (NON)	187,300	4,176,790
Costco Wholesale Corp. (S)	126,000	8,186,220
CVS Caremark Corp.	287,800	11,658,778
Dollar Tree, Inc. (NON)	58,815	1,622,706

Kroger Co.	251,600	6,390,640
Lowe's Cos., Inc.	265,300	6,085,982
Priceline.com, Inc. (NON) (S)	29,400	3,553,284
Ross Stores, Inc.	182,600	5,470,696
Safeway, Inc. (S)	163,800	4,807,530
Staples, Inc.	133,100	2,942,841
TJX Cos., Inc. (The)	153,200	5,066,324
		71,844,227

Software (7.9%)
Activision, Inc. (NON)	138,100	3,771,511
Adobe Systems, Inc. (NON) (S)	580,200	20,649,318
Autodesk, Inc. (NON)	194,600	6,126,008
Microsoft Corp. (S)	1,818,800	51,617,544
Oracle Corp. (NON)	461,400	9,024,984
Symantec Corp. (NON)	297,200	4,939,464
		96,128,829

Technology Services (4.5%)
Accenture, Ltd. Class A (Bermuda)	495,400	17,423,218
eBay, Inc. (NON)	666,700	19,894,328
Google, Inc. Class A (NON)	40,608	17,886,606
		55,204,152

Textiles (0.8%)
Coach, Inc. (NON)	144,900	4,368,735
NIKE, Inc. Class B (S)	70,300	4,780,400
		9,149,135

Tobacco (1.0%)
Altria Group, Inc.	88,400	1,962,480
Loews Corp. - Carolina Group	79,200	5,745,960
Philip Morris International, Inc. (NON)	88,400	4,471,272
		12,179,712

Waste Management (0.5%)
Republic Services, Inc.	189,900	5,552,676

Total common stocks (cost $986,212,601)		$1,109,192,604

SHORT-TERM INVESTMENTS (18.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$116,917,906	$116,767,279
Putnam Prime Money Market Fund (e)	105,210,144	105,210,144

Total short-term investments (cost $221,977,423)		$221,977,423

TOTAL INVESTMENTS

Total investments (cost $1,208,190,024) (b)		$1,331,170,027

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	611	$ 21,879,910	Jun-08	$ 467,405
S&P 500 Index (Long)	264	87,384,000	Jun-08	1,571,527

Total				$ 2,038,932

NOTES

(a) Percentages indicated are based on net assets of $1,217,681,806.

(b) The aggregate identified cost on a tax basis is $1,244,625,701, resulting in gross unrealized appreciation and depreciation of $142,599,531 and $56,055,205, respectively, or net unrealized appreciation of $86,544,326.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $114,015,372. The fund received cash collateral of $116,767,279, which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $392,939 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $212,266,660 and $118,018,660, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $109,263,910 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$1,214,402,748	$2,038,932

Level 2	116,767,279	-

Level 3	-	-

Total	$1,331,170,027	$2,038,932

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008